Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 94.7%
U.S. Treasury Bills — 94.7%
3.67%, 6/11/26*	$91,490,000	$91,398,070
3.66%, 7/9/26*	89,660,000	89,317,277
3.68%, 8/6/26*	89,655,000	89,060,926
3.67%, 9/10/26*	91,400,000	90,480,913
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $360,262,744)		360,257,186
	Shares
EXCHANGE-TRADED FUND — 4.4%
United States — 4.4%
WisdomTree Floating Rate Treasury Fund(a)(b)
(Cost: $16,887,104)	335,500	16,885,715
MUTUAL FUND — 0.3%
United States — 0.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(c)
(Cost: $969,130)	969,130	969,130
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
United States — 1.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(c)
(Cost: $4,511,922)	4,511,922	4,511,922
TOTAL INVESTMENTS IN SECURITIES — 100.6%
(Cost: $382,630,900)		382,623,953
Other Liabilities less Assets — (0.6)%		(2,211,942)
NET ASSETS — 100.0%		$380,412,011

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,424,007 and the total market value of the collateral held by the Fund was $4,511,922.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026		Dividend Income	Securities Lending Income
WisdomTree Floating Rate Treasury Fund	$6,462,265	$15,715,926	$5,286,059	$544	$(6,961)	$16,885,715		$308,659	$—
WisdomTree Treasury Money Market Digital Fund	—	228,800,000	228,800,000	—	—	–	^	—	40,289
Total	$6,462,265	$244,515,926	$234,086,059	$544	$(6,961)	$16,885,715		$308,659	$40,289

^	As of May 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	6/5/2026	180,675,000	CNH	26,711,439	USD	$787	$–
Bank of America NA	6/5/2026	5,295,000	TWD	167,124	USD	1,583	–
Bank of America NA	6/5/2026	93,901	USD	9,000,000	INR	–	(815)
Bank of America NA	6/5/2026	80,980	USD	121,000,000	KRW	708	–
Bank of America NA	6/5/2026	10,527,310	USD	13,370,000	SGD	49,781	–
Bank of America NA	7/7/2026	28,329,827	USD	191,185,000	CNH	–	(991)
Bank of Montreal	6/5/2026	370,000	CAD	272,690	USD	–	(4,272)
Barclays Bank PLC	6/5/2026	251,875,000	TWD	8,013,330	USD	11,802	–
Barclays Bank PLC	6/5/2026	11,741,612	USD	17,288,585,000	KRW	272,192	–
Barclays Bank PLC	7/7/2026	7,680,566	USD	242,030,000	TWD	842	–
Canadian Imperial Bank of Commerce	6/5/2026	280,000	GBP	380,781	USD	–	(3,708)
Canadian Imperial Bank of Commerce	6/5/2026	29,481,497	USD	200,985,000	CNH	–	(233,499)
Citibank NA	6/5/2026	11,045,000	CNH	1,620,641	USD	12,327	–
Citibank NA	6/5/2026	1,016,825,000	INR	10,705,675	USD	–	(4,605)
Citibank NA	6/5/2026	12,560,000	SGD	9,841,371	USD	1,394	–
Citibank NA	6/5/2026	46,704,245	USD	63,345,000	CAD	750,338	–
Citibank NA	6/5/2026	508,457	USD	16,100,000	TWD	–	(4,514)
Citibank NA	6/5/2026	63,455	USD	2,000,000	TWD	–	(268)
Citibank NA	7/7/2026	9,747,798	USD	929,745,000	INR	1,826	–
Citibank NA	7/7/2026	9,989,516	USD	12,720,000	SGD	–	(1,452)
Deutsche Bank AG	6/5/2026	390,000	AUD	279,534	USD	762	–
Deutsche Bank AG	6/5/2026	1,020,000	CAD	738,867	USD	1,096	–
Deutsche Bank AG	6/5/2026	59,915,000	CAD	43,466,467	USD	–	(869)
Deutsche Bank AG	6/5/2026	220,000	CHF	280,197	USD	1,746	–
Deutsche Bank AG	6/5/2026	3,070,000	CNH	452,710	USD	1,180	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	6/5/2026	1,720,000	EUR	2,001,578	USD	$4,907	$–
Deutsche Bank AG	6/5/2026	94,920,000	EUR	110,727,170	USD	2,830	–
Deutsche Bank AG	6/5/2026	490,000	GBP	659,027	USD	850	–
Deutsche Bank AG	6/5/2026	124,990,000	JPY	785,104	USD	–	(115)
Deutsche Bank AG	6/5/2026	63,975,000	MXN	3,663,455	USD	25,682	–
Deutsche Bank AG	6/5/2026	10,840,000	MXN	626,361	USD	–	(1,269)
Deutsche Bank AG	6/5/2026	220,000	SGD	172,340	USD	65	–
Deutsche Bank AG	6/5/2026	114,590	USD	160,000	AUD	–	(403)
Deutsche Bank AG	6/5/2026	297,565	USD	410,000	CAD	129	–
Deutsche Bank AG	6/5/2026	114,865	USD	90,000	CHF	–	(475)
Deutsche Bank AG	6/5/2026	181,646	USD	1,230,000	CNH	–	(206)
Deutsche Bank AG	6/5/2026	757,217	USD	650,000	EUR	–	(1,048)
Deutsche Bank AG	6/5/2026	262,055	USD	195,000	GBP	–	(550)
Deutsche Bank AG	6/5/2026	45,613,483	USD	7,123,725,000	JPY	873,506	–
Deutsche Bank AG	6/5/2026	314,450	USD	50,060,000	JPY	52	–
Deutsche Bank AG	6/5/2026	252,015	USD	4,365,000	MXN	306	–
Deutsche Bank AG	6/5/2026	66,618	USD	85,000	SGD	7	–
Deutsche Bank AG	7/7/2026	43,776,183	USD	60,260,000	CAD	53	–
Deutsche Bank AG	7/7/2026	113,408,746	USD	97,085,000	EUR	–	(2,751)
Goldman Sachs	6/5/2026	7,005,000	TWD	222,968	USD	222	–
Goldman Sachs	6/5/2026	941,807	USD	89,725,000	INR	–	(2,459)
HSBC Holdings PLC	6/5/2026	23,075,000	AUD	16,582,565	USD	1,625	–
HSBC Holdings PLC	6/5/2026	13,215,000	CHF	16,936,658	USD	–	(883)
HSBC Holdings PLC	6/5/2026	28,690,000	GBP	38,634,244	USD	2,283	–
HSBC Holdings PLC	6/5/2026	7,329,315,000	JPY	46,032,616	USD	–	(1,447)
HSBC Holdings PLC	6/5/2026	17,708,585,000	KRW	11,741,147	USD	6,905	–
HSBC Holdings PLC	6/5/2026	636,570,000	MXN	36,694,886	USD	13,105	–
HSBC Holdings PLC	6/5/2026	170,000	SGD	133,916	USD	–	(694)
HSBC Holdings PLC	6/5/2026	18,601,632	USD	14,485,000	CHF	38,281	–
HSBC Holdings PLC	6/5/2026	119,941,659	USD	102,055,000	EUR	888,244	–
HSBC Holdings PLC	6/5/2026	10,260,767	USD	977,020,000	INR	–	(21,395)
HSBC Holdings PLC	6/5/2026	179,994	USD	17,405,000	INR	–	(3,177)
HSBC Holdings PLC	6/5/2026	41,842,089	USD	733,020,000	MXN	–	(427,719)
HSBC Holdings PLC	7/7/2026	18,478,867	USD	25,730,000	AUD	–	(1,823)
HSBC Holdings PLC	7/7/2026	17,715,080	USD	13,775,000	CHF	817	–
HSBC Holdings PLC	7/7/2026	38,813,909	USD	28,825,000	GBP	–	(2,229)
HSBC Holdings PLC	7/7/2026	42,667,599	USD	6,775,680,000	JPY	1,454	–
HSBC Holdings PLC	7/7/2026	10,905,102	USD	16,446,410,000	KRW	–	(9,031)
HSBC Holdings PLC	7/7/2026	40,110,482	USD	697,710,000	MXN	–	(14,430)
JPMorgan Chase Bank NA	6/5/2026	3,709,910	USD	580,830,000	JPY	62,054	–
Morgan Stanley & Co. International	6/5/2026	630,000	AUD	455,775	USD	–	(2,989)
Morgan Stanley & Co. International	6/5/2026	475,000	AUD	342,075	USD	–	(688)
Morgan Stanley & Co. International	6/5/2026	1,635,000	CAD	1,200,560	USD	–	(14,442)
Morgan Stanley & Co. International	6/5/2026	1,230,000	CAD	906,208	USD	–	(13,899)
Morgan Stanley & Co. International	6/5/2026	360,000	CHF	463,760	USD	–	(2,400)
Morgan Stanley & Co. International	6/5/2026	270,000	CHF	346,586	USD	–	(566)
Morgan Stanley & Co. International	6/5/2026	3,715,000	CNH	544,877	USD	4,374	–
Morgan Stanley & Co. International	6/5/2026	4,940,000	CNH	726,484	USD	3,880	–
Morgan Stanley & Co. International	6/5/2026	2,590,000	EUR	3,046,601	USD	–	(25,208)
Morgan Stanley & Co. International	6/5/2026	2,285,000	EUR	2,686,175	USD	–	(20,583)
Morgan Stanley & Co. International	6/5/2026	1,955,000	EUR	2,294,621	USD	–	(13,993)
Morgan Stanley & Co. International	6/5/2026	780,000	GBP	1,060,223	USD	–	(9,805)
Morgan Stanley & Co. International	6/5/2026	585,000	GBP	794,036	USD	–	(6,223)
Morgan Stanley & Co. International	6/5/2026	199,975,000	JPY	1,281,750	USD	–	(25,823)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	6/5/2026	150,785,000	JPY	962,230	USD	$–	$(15,237)
Morgan Stanley & Co. International	6/5/2026	13,095,000	MXN	748,400	USD	6,727	–
Morgan Stanley & Co. International	6/5/2026	17,380,000	MXN	1,005,812	USD	–	(3,590)
Morgan Stanley & Co. International	6/5/2026	345,000	SGD	272,591	USD	–	(2,228)
Morgan Stanley & Co. International	6/5/2026	260,000	SGD	204,664	USD	–	(912)
Morgan Stanley & Co. International	6/5/2026	168,107	USD	235,000	AUD	–	(789)
Morgan Stanley & Co. International	6/5/2026	446,569	USD	615,000	CAD	415	–
Morgan Stanley & Co. International	6/5/2026	171,904	USD	135,000	CHF	–	(1,107)
Morgan Stanley & Co. International	6/5/2026	272,282	USD	1,850,000	CNH	–	(1,234)
Morgan Stanley & Co. International	6/5/2026	1,133,713	USD	975,000	EUR	–	(3,684)
Morgan Stanley & Co. International	6/5/2026	577,751	USD	430,000	GBP	–	(1,326)
Morgan Stanley & Co. International	6/5/2026	472,717	USD	75,050,000	JPY	1,371	–
Morgan Stanley & Co. International	6/5/2026	376,644	USD	6,520,000	MXN	666	–
Morgan Stanley & Co. International	6/5/2026	11,748	USD	15,000	SGD	–	(6)
Royal Bank of Canada	6/5/2026	600,000	CHF	771,347	USD	–	(2,413)
Royal Bank of Canada	6/5/2026	484,000,000	KRW	328,033	USD	–	(6,943)
Royal Bank of Canada	6/5/2026	364,000,000	KRW	247,299	USD	–	(5,817)
Royal Bank of Canada	6/5/2026	302,000,000	KRW	200,395	USD	–	(45)
Royal Bank of Canada	6/5/2026	108,598	USD	10,445,000	INR	–	(1,325)
Royal Bank of Canada	6/5/2026	72,691	USD	6,970,000	INR	–	(662)
Royal Bank of Canada	6/5/2026	900,507	USD	1,325,000,000	KRW	21,489	–
Royal Bank of Canada	6/5/2026	201,007	USD	301,000,000	KRW	1,321	–
Royal Bank of Canada	6/5/2026	79,917	USD	120,000,000	KRW	308	–
Standard Chartered Bank	6/5/2026	27,755,000	INR	289,967	USD	2,127	–
Standard Chartered Bank	6/5/2026	17,340,000	INR	180,965	USD	1,521	–
Standard Chartered Bank	6/5/2026	27,770,000	INR	292,987	USD	–	(735)
Standard Chartered Bank	6/5/2026	20,875,000	INR	219,049	USD	640	–
Standard Chartered Bank	6/5/2026	479,000,000	KRW	331,587	USD	–	(13,813)
Standard Chartered Bank	6/5/2026	7,035,000	TWD	221,707	USD	2,439	–
Standard Chartered Bank	6/5/2026	4,330,000	TWD	137,780	USD	180	–
Standard Chartered Bank	6/5/2026	19,458,150	USD	27,045,000	AUD	20,689	–
Standard Chartered Bank	6/5/2026	282,718	USD	395,000	AUD	–	(1,172)
Standard Chartered Bank	6/5/2026	114,248	USD	160,000	AUD	–	(745)
Standard Chartered Bank	6/5/2026	746,312	USD	1,025,000	CAD	2,721	–
Standard Chartered Bank	6/5/2026	296,504	USD	410,000	CAD	–	(932)
Standard Chartered Bank	6/5/2026	286,335	USD	225,000	CHF	–	(2,015)
Standard Chartered Bank	6/5/2026	114,428	USD	90,000	CHF	–	(912)
Standard Chartered Bank	6/5/2026	454,003	USD	3,085,000	CNH	–	(2,105)
Standard Chartered Bank	6/5/2026	181,543	USD	1,230,000	CNH	–	(309)
Standard Chartered Bank	6/5/2026	2,210,831	USD	1,900,000	EUR	–	(5,636)
Standard Chartered Bank	6/5/2026	860,756	USD	740,000	EUR	–	(2,499)
Standard Chartered Bank	6/5/2026	658,410	USD	490,000	GBP	–	(1,468)
Standard Chartered Bank	6/5/2026	261,880	USD	195,000	GBP	–	(725)
Standard Chartered Bank	6/5/2026	788,713	USD	125,145,000	JPY	2,750	–
Standard Chartered Bank	6/5/2026	314,011	USD	50,070,000	JPY	–	(449)
Standard Chartered Bank	6/5/2026	121,069	USD	182,000,000	KRW	328	–
Standard Chartered Bank	6/5/2026	629,692	USD	10,900,000	MXN	1,140	–
Standard Chartered Bank	6/5/2026	251,066	USD	4,360,000	MXN	–	(355)
Standard Chartered Bank	6/5/2026	66,584	USD	85,000	SGD	–	(27)
Standard Chartered Bank	6/5/2026	95,038	USD	3,000,000	TWD	–	(547)
UBS Group AG	6/5/2026	2,795,000	AUD	2,014,874	USD	–	(6,084)
UBS Group AG	6/5/2026	630,000	AUD	451,605	USD	1,181	–
UBS Group AG	6/5/2026	1,635,000	CAD	1,202,519	USD	–	(16,401)
UBS Group AG	6/5/2026	360,000	CHF	460,799	USD	562	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	6/5/2026	4,935,000	CNH	723,954	USD	$5,670	$–
UBS Group AG	6/5/2026	2,850,000	EUR	3,337,701	USD	–	(13,001)
UBS Group AG	6/5/2026	780,000	GBP	1,055,829	USD	–	(5,411)
UBS Group AG	6/5/2026	199,815,000	JPY	1,274,837	USD	–	(19,915)
UBS Group AG	6/5/2026	17,305,000	MXN	985,449	USD	12,449	–
UBS Group AG	6/5/2026	41,216,563	USD	30,295,000	GBP	418,599	–
UBS Group AG	6/5/2026	8,043,753	USD	254,440,000	TWD	–	(63,105)
						$3,545,288	$(1,089,395)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$360,257,186	$–	$360,257,186
Exchange-Traded Fund	16,885,715	–	–	16,885,715
Mutual Fund	–	969,130	–	969,130
Investment of Cash Collateral for Securities Loaned	–	4,511,922	–	4,511,922
Total Investments in Securities	$16,885,715	$365,738,238	$–	$382,623,953
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3,545,288	$–	$3,545,288
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1,089,395)	$–	$(1,089,395)
Total - Net	$16,885,715	$368,194,131	$–	$385,079,846

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Currency Strategy Fund (CEW)
May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 66.6%
U.S. Treasury Bills — 66.6%
3.67%, 6/16/26*	$5,100,000	$5,092,283
3.66%, 7/7/26*	5,300,000	5,280,808
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,373,255)		10,373,091
	Shares
EXCHANGE-TRADED FUND — 2.6%
United States — 2.6%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $401,856)	8,000	402,640
	Principal Amount
REPURCHASE AGREEMENT — 29.8%
United States — 29.8%
Citigroup, Inc., tri-party repurchase agreement dated 05/29/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 6/1/26; Proceeds at maturity – $4,641,396 (fully collateralized by Government National Mortgage Association, 5.74% due 3/15/66; Market value including accrued interest – $4,872,001)
(Cost: $4,640,000)	4,640,000	4,640,000
TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost: $15,415,111)		15,415,731
Other Assets less Liabilities — 1.0%		152,652
NET ASSETS — 100.0%		$15,568,383

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Currency Strategy Fund (CEW)
May 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$402,320	$—	$—	$—	$320	$402,640	$11,339

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	8/6/2026	19,790,000	MXN	1,117,801	USD	$17,189	$–
Barclays Bank PLC	8/6/2026	16,891,455,000	IDR	969,325	USD	–	(26,207)
Barclays Bank PLC	8/6/2026	123,535	USD	38,345,000	HUF	–	(2,475)
Citibank NA	8/6/2026	4,330,900,000	COP	1,166,164	USD	–	(2,204)
Citibank NA	8/6/2026	140,000,000	KRW	95,338	USD	–	(2,111)
Citibank NA	8/6/2026	5,825,000	PHP	94,819	USD	–	(203)
Deutsche Bank AG	8/6/2026	362,065,000	HUF	1,152,583	USD	37,243	–
Goldman Sachs	8/6/2026	2,160,000	TRY	43,863	USD	322	–
Goldman Sachs	8/6/2026	88,289	USD	1,550,000	MXN	–	(606)
Goldman Sachs	8/6/2026	59,561	USD	235,000	MYR	189	–
HSBC Holdings PLC	8/6/2026	968,975,000	CLP	1,071,899	USD	17,441	–
HSBC Holdings PLC	8/6/2026	3,830,000	PLN	1,051,422	USD	5,905	–
HSBC Holdings PLC	8/6/2026	33,250,000	THB	1,021,747	USD	5,095	–
HSBC Holdings PLC	8/6/2026	44,910,000	TRY	910,624	USD	8,052	–
JPMorgan Chase Bank NA	8/6/2026	5,865,000	BRL	1,147,076	USD	–	(5,351)
JPMorgan Chase Bank NA	8/6/2026	89,275,000	INR	927,532	USD	4,743	–
JPMorgan Chase Bank NA	8/6/2026	1,404,630,000	KRW	953,099	USD	–	(17,744)
JPMorgan Chase Bank NA	8/6/2026	58,210,000	PHP	942,733	USD	2,777	–
Morgan Stanley & Co. International	8/6/2026	4,370,000	MYR	1,104,007	USD	66	–
Morgan Stanley & Co. International	8/6/2026	133,399	USD	675,000	BRL	1,999	–
Morgan Stanley & Co. International	8/6/2026	31,250	USD	28,000,000	CLP	–	(228)
Morgan Stanley & Co. International	8/6/2026	18,605,000	ZAR	1,099,044	USD	43,662	–
Royal Bank of Canada	8/6/2026	1,140,000,000	IDR	65,580	USD	–	(1,929)
Royal Bank of Canada	8/6/2026	9,595,000	INR	99,882	USD	316	–
Royal Bank of Canada	8/6/2026	147,967	USD	550,000,000	COP	151	–
Royal Bank of Canada	8/6/2026	72,282	USD	1,210,000	ZAR	–	(2,036)
Standard Chartered Bank	8/6/2026	7,365,000	CNH	1,084,784	USD	9,485	–
Standard Chartered Bank	8/6/2026	36,841	USD	250,000	CNH	–	(303)
						$154,635	$(61,397)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Currency Strategy Fund (CEW)
May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$10,373,091	$–	$10,373,091
Exchange-Traded Fund	402,640	–	–	402,640
Repurchase Agreement	–	4,640,000	–	4,640,000
Total Investments in Securities	$402,640	$15,013,091	$–	$15,415,731
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$154,635	$–	$154,635
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(61,397)	$–	$(61,397)
Total - Net	$402,640	$15,106,329	$–	$15,508,969

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.0%
U.S. Treasury Notes — 99.0%
3.75%, 6/30/27	$930,400	$928,855
3.88%, 7/31/27	955,400	954,728
3.63%, 8/31/27	988,000	984,218
3.50%, 9/30/27	951,300	945,856
3.50%, 10/31/27	977,200	971,016
3.38%, 11/30/27	944,400	936,358
3.38%, 12/31/27	974,800	965,757
4.25%, 1/15/28	942,000	945,790
3.38%, 2/29/28	973,600	963,693
3.88%, 3/31/28	965,000	962,965
3.75%, 4/30/28	960,000	955,631
4.00%, 5/31/28	960,000	960,113
3.88%, 6/15/28	965,000	962,512
3.88%, 7/15/28	961,200	958,459
3.63%, 8/15/28	967,000	959,105
3.38%, 9/15/28	982,600	968,782
3.50%, 10/15/28	948,600	937,261
3.50%, 11/15/28	955,400	943,532
3.50%, 12/15/28	958,600	946,281
3.50%, 1/15/29	974,800	961,777
3.50%, 2/15/29	953,100	939,920
3.50%, 3/15/29	960,000	946,463
3.88%, 4/15/29	975,000	970,544
3.88%, 5/15/29	970,000	965,491
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $23,078,354)		22,935,107
	Shares
MUTUAL FUND — 0.2%
United States — 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(a)
(Cost: $51,494)	51,494	51,494
TOTAL INVESTMENTS IN SECURITIES — 99.2%
(Cost: $23,129,848)		22,986,601
Other Assets less Liabilities — 0.8%		180,097
NET ASSETS — 100.0%		$23,166,698

(a)	Rate shown represents annualized 7-day yield as of May 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$22,935,107	$–	$22,935,107
Mutual Fund	–	51,494	–	51,494
Total Investments in Securities	$–	$22,986,601	$–	$22,986,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.3%
U.S. Treasury Notes — 99.3%
3.88%, 8/15/33	$374,700	$364,967
4.50%, 11/15/33	365,300	369,667
4.00%, 2/15/34	375,000	367,031
4.38%, 5/15/34	372,000	372,901
3.88%, 8/15/34	382,300	369,756
4.25%, 11/15/34	373,500	370,319
4.63%, 2/15/35(a)	360,300	366,577
4.25%, 5/15/35	375,500	371,393
4.25%, 8/15/35(a)	372,900	368,414
4.00%, 11/15/35	386,600	374,005
4.13%, 2/15/36	375,000	365,947
4.38%, 5/15/36	375,000	373,154
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,515,263)		4,434,131
	Shares
MUTUAL FUND — 0.9%
United States — 0.9%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $42,167)	42,167	42,167
TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost: $4,557,430)		4,476,298
Other Liabilities less Assets — (0.2)%		(7,890)
NET ASSETS — 100.0%		$4,468,408

(a)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $652,396 and the total market value of the collateral held by the Fund was $673,438, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$4,434,131	$–	$4,434,131
Mutual Fund	–	42,167	–	42,167
Total Investments in Securities	$–	$4,476,298	$–	$4,476,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bianco Total Return Fund (WTBN)

May 31, 2026

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
iShares 0-5 Year TIPS Bond ETF(a)	$51,350	$5,323,454
iShares 20+ Year Treasury Bond ETF	6,240	535,142
iShares 3-7 Year Treasury Bond ETF(a)	152,466	17,951,347
iShares 7-10 Year Treasury Bond ETF	81,555	7,719,181
iShares Agency Bond ETF	21,901	2,394,436
iShares BBB Rated Corporate Bond ETF(b)	24,622	2,133,004
iShares MBS ETF	292,721	27,747,024
Schwab Long-Term U.S. Treasury ETF(a)	336,821	10,481,870
Schwab Short-Term U.S. Treasury ETF(a)	401,167	9,708,241
State Street SPDR Bloomberg Convertible Securities ETF	49,743	5,377,218
Vanguard Intermediate-Term Corporate Bond ETF(a)	53,011	4,391,961
Vanguard Long-Term Corporate Bond ETF(a)	86,562	6,529,372
Vanguard Short-Term Corporate Bond ETF(a)	80,619	6,384,219
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $106,423,576)		106,676,469
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(c)
(Cost: $24,020)	24,020	24,020
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 24.1%
United States — 24.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(c)	6,914,522	6,914,522
WisdomTree Treasury Money Market Digital Fund, 3.38%(b)(c)	18,800,000	18,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $25,714,522)		25,714,522
TOTAL INVESTMENTS IN SECURITIES — 124.0% (Cost: $132,162,118)		132,415,011
Other Liabilities less Assets — (24.0)%		(25,597,542)
NET ASSETS — 100.0%		$106,817,469

(a)

Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,520,893. The Fund also had securities on loan having a total market value of $5,746 that were sold and pending settlement. The total market value of the collateral held by the Fund was $27,098,301. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,383,779.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bianco Total Return Fund (WTBN)

May 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026		Dividend Income	Securities Lending Income
iShares BBB Rated Corporate Bond ETF*	$3,258,408	$1,373,366	$2,501,313	$20,860	$(18,317)	$2,133,004		$96,322	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund	—	9,898,135	9,413,220	(484,915)	—	–	^	320,502	—
WisdomTree Emerging Markets Local Debt Fund	3,625,843	5,668,678	9,188,639	92,453	(198,335)	–	^	29,847	—
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	5,309,492	5,213,847	(95,645)	—	–	^	67,544	—
WisdomTree Treasury Money Market Digital Fund	11,000,000	208,000,000	200,200,000	—	—	18,800,000		—	181,141
Total	$17,884,251	$230,249,671	$226,517,019	$(467,247)	$(216,652)	$20,933,004		$514,215	$181,141

*	At May 31, 2026, the holding is no longer considered an affiliate as the Fund’s ownership fell below 5% of the outstanding voting securities of the issuer.
^	As of May 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$106,676,469	$–	$–	$106,676,469
Mutual Fund	–	24,020	–	24,020
Investment of Cash Collateral for Securities Loaned	–	25,714,522	–	25,714,522
Total Investments in Securities	$106,676,469	$25,738,542	$–	$132,415,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2026

Investments	Principal Amount	Value
MUNICIPAL BONDS — 98.4%
Alabama — 1.5%
Black Belt Energy Gas District, Series F, Revenue Bond
5.00%, 12/1/32	$160,000	$169,762
Alaska — 1.0%
State of Alaska International Airports System, Series A, Revenue Bond
5.00%, 10/1/31	65,000	71,986
5.00%, 10/1/35	35,000	39,273
Total Alaska		111,259
Arizona — 1.3%
Arizona Board of Regents, Series B, Revenue Bond
5.00%, 7/1/39	100,000	110,968
Maricopa County Unified School District No. 4 Mesa, School Impt., Series D, G.O. Bond
5.00%, 7/1/26	40,000	40,076
Total Arizona		151,044
California — 1.8%
California Health Facilities Financing Authority, Series A, Revenue Bond
5.00%, 12/1/36	50,000	55,752
Los Angeles Department of Water & Power, Series C, Revenue Bond
5.00%, 7/1/40	140,000	149,137
Total California		204,889
Colorado — 8.3%
Adams & Arapahoe Counties Joint School District 28J Aurora, School Impt., G.O. Bond
5.50%, 12/1/41	340,000	395,786
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 12/1/29	200,000	209,600
City & County of Denver CO Pledged Excise Tax Revenue, Series A, Revenue Bond
5.00%, 8/1/31	25,000	27,687
Colorado Health Facilities Authority, Series A, Revenue Bond
5.00%, 5/15/32	30,000	33,461
5.00%, 12/1/39	75,000	80,499
Denver City & County School District No. 1, School Impt., G.O. Bond
4.00%, 12/1/35	150,000	153,984
State of Colorado, Highway Impt., Series A
5.00%, 12/15/30	30,000	32,958
Total Colorado		933,975
Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, Series O, Revenue Bond
5.00%, 7/1/29	60,000	63,874
State of Connecticut, Public Impt., Series F, G.O. Bond
5.00%, 11/15/38	45,000	50,535
Total Connecticut		114,409
District of Columbia — 3.9%
District of Columbia, Revenue Bond
5.00%, 4/1/27	35,000	35,627
Metropolitan Washington Airports Authority Aviation Revenue, Series B, Revenue Bond
5.00%, 10/1/33	250,000	270,901
Washington Metropolitan Area Transit Authority, Transit Impt., Revenue Bond
5.00%, 7/1/27	125,000	128,224
Total District of Columbia		434,752
Florida — 4.7%
City of Jacksonville, Public Impt., Series A, Revenue Bond
5.00%, 10/1/39	20,000	21,950
Florida Municipal Power Agency, Series A, Revenue Bond
5.00%, 10/1/26	35,000	35,232
Jacksonville Aviation Authority, Airport & Marina Impt., Revenue Bond
5.00%, 10/1/37	100,000	110,918
JEA Electric System Revenue, Revenue Bond
5.00%, 10/1/29	190,000	204,354
Manatee County School District, School Impt., Series CO
5.00%, 7/1/35	50,000	55,688
5.00%, 7/1/37	25,000	27,583
Miami Beach Redevelopment Agency
5.00%, 2/1/33	45,000	50,085
Orange County Health Facilities Authority, Series A, Revenue Bond
5.00%, 10/1/36	25,000	27,333
Total Florida		533,143
Illinois — 7.7%
Chicago Midway International Airport, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 1/1/37	100,000	112,486
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	175,000	191,545
City of Chicago IL Waterworks Revenue, Water Utility Impt., Series B, Revenue Bond
5.00%, 11/1/36	45,000	48,653
Illinois Finance Authority, Series A, Revenue Bond
5.00%, 4/1/31	65,000	71,144
Illinois State Toll Highway Authority, Series A, Revenue Bond
5.00%, 1/1/30	70,000	75,498
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond
5.00%, 1/1/40	45,000	48,932
Metropolitan Water Reclamation District of Greater Chicago, Water Utility Impt., Series A, G.O. Bond
5.00%, 12/1/28	25,000	26,466
State of Illinois, Public Impt., Series B, G.O. Bond
5.00%, 12/1/37	135,000	146,254
State of Illinois Sales Tax Revenue, Public Impt., Series A, Revenue Bond, BAM
5.00%, 6/15/27	65,000	66,458
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond
5.00%, 6/15/40	75,000	81,172
Total Illinois		868,608
Indiana — 3.2%
Indiana Finance Authority, Series C, Revenue Bond
5.00%, 2/1/28	275,000	286,420
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond
5.00%, 2/1/29	75,000	79,372
Total Indiana		365,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2026

Investments	Principal Amount	Value
Kentucky — 2.4%
Kentucky Public Energy Authority, Series C, Revenue Bond
5.00%, 5/1/36	$250,000	$265,873
Massachusetts — 5.3%
Commonwealth of Massachusetts, Series A, G.O. Bond
5.50%, 8/1/30	100,000	109,966
Massachusetts Development Finance Agency, Series 2, Revenue Bond
5.00%, 7/1/35	100,000	110,639
Massachusetts Development Finance Agency, Series A, Revenue Bond
5.00%, 10/15/28	110,000	116,319
Massachusetts Port Authority, Series A, Revenue Bond
5.00%, 7/1/30	250,000	263,817
Total Massachusetts		600,741
Michigan — 2.3%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond
5.00%, 10/1/34	110,000	122,135
Michigan Finance Authority, Revenue Bond
5.00%, 4/15/32	120,000	133,018
Total Michigan		255,153
Minnesota — 1.1%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond
5.00%, 8/15/35	115,000	129,624
Missouri — 1.3%
City of Kansas City, Series A, G.O. Bond
5.00%, 2/1/28	55,000	57,092
Missouri Joint Municipal Electric Utility Commission, Revenue Bond
5.00%, 1/1/34	75,000	84,505
Total Missouri		141,597
Nevada — 0.2%
Clark County School District, Series E, G.O. Bond
5.00%, 6/15/26	25,000	25,022
New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bond
5.25%, 6/15/41	125,000	139,365
New York — 9.5%
City of New York, Public Impt., Series 1, G.O. Bond
5.00%, 4/1/37	75,000	82,076
Metropolitan Transportation Authority, Series A, Revenue Bond
5.00%, 11/15/36	45,000	50,063
New York City Industrial Development Agency, Revenue Bond
5.00%, 3/1/30	120,000	129,016
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Series E, Revenue Bond
5.00%, 11/1/40	215,000	235,995
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
5.00%, 11/1/33	120,000	132,802
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/38	80,000	88,138
5.00%, 11/1/38	55,000	59,935
New York State Dormitory Authority, Series A, Revenue Bond
5.00%, 7/1/41	200,000	208,620
New York Transportation Development Corp., Revenue Bond
5.00%, 12/1/30	25,000	27,161
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 238, Revenue Bond
5.00%, 7/15/39	50,000	53,947
Total New York		1,067,753
North Carolina — 1.3%
County of Durham, School Impt., Series A, Revenue Bond
5.00%, 6/1/27	70,000	71,703
Nash Health Care Systems, Revenue Bond
5.00%, 2/1/32	65,000	70,883
Total North Carolina		142,586
Oklahoma — 0.2%
Oklahoma County Finance Authority, School Impt., Revenue Bond
5.00%, 9/1/34	25,000	27,810
Oregon — 2.4%
Port of Portland OR Airport Revenue, Airport & Marina Impt., Revenue Bond
5.25%, 7/1/39	250,000	273,388
Pennsylvania — 7.5%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,682
Monroeville Finance Authority, Series B, Revenue Bond
5.00%, 2/15/31	35,000	37,968
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	110,000	121,731
5.00%, 8/15/40	20,000	21,726
Northampton County General Purpose Authority, Series A2, Revenue Bond
5.00%, 8/15/34	120,000	131,765
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond
5.00%, 5/15/37	125,000	135,930
Pennsylvania Turnpike Commission, Public Impt., Series A, Revenue Bond
5.00%, 12/1/38	40,000	44,339
Philadelphia Gas Works Co., Series A, Revenue Bond
5.00%, 8/1/35	65,000	72,851
5.00%, 8/1/37	35,000	38,734
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 9/1/31	100,000	110,827
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond
5.00%, 2/1/33	100,000	109,967
Total Pennsylvania		851,520
South Carolina — 1.2%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	120,000	124,236
5.00%, 12/1/33	10,000	11,282
Total South Carolina		135,518
South Dakota — 2.8%
South Dakota Health & Educational Facilities Authority, Series A, Revenue Bond
5.00%, 7/1/31	295,000	321,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2026

Investments	Principal Amount	Value
Tennessee — 4.8%
City of Franklin, Public Impt., G.O. Bond
5.00%, 4/1/27	$20,000	$20,398
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond
5.00%, 7/1/34	170,000	190,090
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 7/1/31	55,000	59,422
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 7/1/40	100,000	108,764
Tennessee Energy Acquisition Corp., Series A, Revenue Bond
5.00%, 12/1/35	150,000	159,373
Total Tennessee		538,047
Texas — 15.9%
City of Houston TX Airport System Revenue, Airport & Marina Impt., Revenue Bond
5.50%, 7/15/36	180,000	194,200
City of Houston TX Combined Utility System Revenue, Series A, Revenue Bond
5.00%, 11/15/29	40,000	43,014
City of San Antonio TX Electric & Gas Systems Revenue, Series B, Revenue Bond
4.00%, 2/1/33	95,000	99,979
County of Harris TX Toll Road Revenue, Highway Impt., Series A, Revenue Bond
5.00%, 8/15/28	225,000	234,098
Dallas Fort Worth International Airport, Revenue Bond
5.00%, 11/1/31	40,000	43,595
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	40,000	45,211
5.00%, 7/1/39	115,000	125,073
5.00%, 7/1/40	40,000	43,385
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/39	40,000	43,926
5.00%, 5/15/40	55,000	59,602
Midland Independent School District, School Impt., G.O. Bond
5.00%, 2/15/37	105,000	115,956
State of Texas, G.O. Bond
5.00%, 10/1/30	65,000	70,779
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bond
5.00%, 7/1/32	250,000	271,385
Texas Public Finance Authority, Revenue Bond
5.00%, 2/1/27	290,000	294,572
Waco Educational Finance Corp., Series A, Revenue Bond
5.00%, 3/1/34	100,000	106,567
Total Texas		1,791,342
Utah — 1.2%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 7/1/28	55,000	57,247
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 7/1/29	75,000	76,885
Total Utah		134,132
Washington — 3.1%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series A, Revenue Bond
5.00%, 1/1/38	230,000	252,737
North Thurston Public Schools, School Impt., G.O. Bond
5.00%, 12/1/32	45,000	50,740
Port of Seattle, Series A, Revenue Bond
5.00%, 8/1/32	40,000	44,799
Total Washington		348,276
Wisconsin — 0.3%
Public Finance Authority, Series 1, Revenue Bond, BAM
5.25%, 7/1/34	35,000	38,895
TOTAL INVESTMENTS IN SECURITIES — 98.4% (Cost: $11,003,564)		11,115,555
Other Assets less Liabilities — 1.6%		179,275
NET ASSETS — 100.0%		$11,294,830

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Core Laddered Municipal Fund (WTMU)

May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$–	$11,115,555	$–	$11,115,555
Total Investments in Securities	$–	$11,115,555	$–	$11,115,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient TIPS Plus Gold Fund (GDT) (consolidated)
May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 89.7%
U.S. Treasury Inflation Indexed Notes — 89.7%
0.38%, 1/15/27	$366,900	$500,038
0.13%, 4/15/27	422,400	489,311
0.38%, 7/15/27	366,900	492,496
1.63%, 10/15/27	388,900	437,240
0.50%, 1/15/28	533,100	704,258
1.25%, 4/15/28	500,000	548,988
0.75%, 7/15/28	333,100	434,213
2.38%, 10/15/28	566,900	627,260
0.88%, 1/15/29	358,100	462,089
2.13%, 4/15/29	553,100	601,187
0.25%, 7/15/29	350,000	437,044
1.63%, 10/15/29	494,700	523,447
0.13%, 1/15/30	433,100	529,626
1.63%, 4/15/30	600,000	624,343
0.13%, 7/15/30	433,100	528,757
1.13%, 10/15/30	625,800	629,852
0.13%, 1/15/31	470,000	558,762
1.25%, 4/15/31	300,000	298,979
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $9,507,402)		9,427,890
	Shares
MUTUAL FUND — 3.0%
United States — 3.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(a)
(Cost: $312,746)	312,746	312,746
TOTAL INVESTMENTS IN SECURITIES — 92.7% (Cost: $9,820,148)		9,740,636
Other Assets less Liabilities — 7.3%		772,031
NET ASSETS — 100.0%		$10,512,667

(a)	Rate shown represents annualized 7-day yield as of May 31, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	21	8/27/26	$9,645,300	$70,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient TIPS Plus Gold Fund (GDT) (consolidated)
May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$9,427,890	$–	$9,427,890
Mutual Fund	–	312,746	–	312,746
Total Investments in Securities	$–	$9,740,636	$–	$9,740,636
Financial Derivative Instruments
Futures Contracts[1]	$70,487	$–	$–	$70,487
Total - Net	$70,487	$9,740,636	$–	$9,811,123

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

Investments	Principal Amount	Value
CORPORATE BONDS — 86.7%
Angola — 1.0%
Azule Energy Finance PLC
8.13%, 1/23/30(a)	$200,000	$204,750
8.25%, 1/22/31(b)	800,000	818,112
Total Angola		1,022,862
Argentina — 2.4%
Pampa Energia SA
7.75%, 11/14/37(b)	200,000	203,070
Pan American Energy LLC
7.75%, 1/15/37(b)	200,000	206,456
Pluspetrol SA
8.50%, 5/30/32(a)	200,000	210,350
Telecom Argentina SA
8.50%, 1/20/36(b)	200,000	205,345
Transportadora de Gas del Sur SA
7.75%, 11/20/35(b)	400,000	411,420
YPF SA
9.50%, 1/17/31(b)	200,000	212,624
8.75%, 9/11/31(b)	200,000	211,600
8.25%, 1/17/34(b)	700,000	731,262
Total Argentina		2,392,127
Australia — 0.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/1/30	784,000	750,751
Brazil — 5.2%
Banco Votorantim SA
5.88%, 4/8/28(b)	250,000	253,422
Braskem Netherlands Finance BV
8.00%, 10/15/34(b)	200,000	116,050
Embraer Netherlands Finance BV
5.40%, 1/9/38	600,000	576,375
Gol Finance, Inc.
14.38%, 6/6/30(a)	200,000	190,678
Minerva Luxembourg SA
7.50%, 4/22/36(b)	500,000	482,502
Nexa Resources SA
6.60%, 4/8/37(b)	600,000	624,750
Nova Securitisation SARL
6.50%, 2/3/36(b)	400,000	381,500
Samarco Mineracao SA
9.50%, 6/30/31, PIK(a)	332,072	335,393
Sitios Latinoamerica SAB de CV
6.00%, 11/25/29(b)	1,000,000	1,025,390
Suzano Austria GmbH
3.13%, 1/15/32, Series DM3N(c)	450,000	399,411
Suzano Netherlands BV
5.50%, 1/15/36(c)	600,000	585,300
Vale Overseas Ltd.
6.00%, 2/25/56, (6.00% fixed rate until 2/25/31; 5-year Constant Maturity Treasury Rate + 2.431% thereafter)(b)(d)	200,000	201,030
Total Brazil		5,171,801
Chile — 7.6%
Antofagasta PLC
5.63%, 9/9/35(b)	550,000	555,844
Banco de Credito & Inversiones SA
2.88%, 10/14/31(a)	450,000	409,320
Banco del Estado de Chile
7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(b)(d)(e)	400,000	426,880
Banco Santander Chile
4.55%, 11/20/30(b)	400,000	397,000
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	600,000	592,668
Cencosud SA
5.95%, 5/28/31(b)	800,000	826,208
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(b)	586,503	597,236
5.67%, 10/20/35(b)	388,348	395,300
Engie Energia Chile SA
3.40%, 1/28/30(a)	650,000	611,569
Inversiones CMPC SA
6.13%, 2/26/34(b)(c)	300,000	298,338
6.70%, 12/9/57, (6.70% fixed rate until 12/9/32; 5-year Constant Maturity Treasury Rate + 2.834% thereafter)(b)(d)	575,000	567,860
Latam Airlines Group SA
7.88%, 4/15/30(a)	275,000	285,142
Sociedad Quimica y Minera de Chile SA
5.63%, 4/22/56, (5.625% fixed rate until 4/22/31; 5-year Constant Maturity Treasury Rate + 1.915% thereafter)(b)(d)	1,000,000	992,880
Sociedad Transmisora Metropolitana SpA
6.39%, 12/15/55(b)	400,000	405,634
Telefonica Moviles Chile SA
3.54%, 11/18/31(a)	300,000	237,543
Total Chile		7,599,422
China — 2.6%
Alibaba Group Holding Ltd.
5.25%, 5/26/35(c)	1,300,000	1,352,786
Lenovo Group Ltd.
3.42%, 11/2/30(a)	200,000	189,436
6.54%, 7/27/32(b)(c)	530,000	572,713
Prosus NV
3.06%, 7/13/31(a)	550,000	502,563
Total China		2,617,498
Colombia — 4.2%
Aris Mining Corp.
8.00%, 10/31/29(b)	700,000	726,250
Bancolombia SA
8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(d)	525,000	553,421
Ecopetrol SA
8.88%, 1/13/33	600,000	635,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

Investments	Principal Amount	Value
8.38%, 1/19/36	$740,000	$761,001
Grupo Energia Bogota SA ESP
5.75%, 10/22/35(b)	350,000	339,623
Grupo Nutresa SA
9.00%, 5/12/35(a)	250,000	274,825
Parex Resources, Inc.
8.50%, 5/11/31(b)(c)	250,000	257,015
SURA Asset Management SA
6.35%, 5/13/32(b)	600,000	630,264
Total Colombia		4,178,099
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34(b)	250,000	260,425
Guatemala — 2.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 4/27/29(b)	1,260,000	1,245,037
CT Trust
5.13%, 2/3/32(a)	450,000	430,241
Energuate Trust 2 0
6.35%, 9/15/35(b)	800,000	797,240
Total Guatemala		2,472,518
Hong Kong — 1.6%
AIA Group Ltd.
4.95%, 3/30/35(b)	700,000	695,681
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	200,000	199,250
6.50%, 9/24/33(b)	500,000	494,205
Prudential Funding Asia PLC
2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(a)(d)	200,000	191,388
Total Hong Kong		1,580,524
Hungary — 0.4%
OTP Bank Nyrt
7.30%, 7/30/35, (7.30% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.861% thereafter)(a)(d)	400,000	418,850
India — 2.9%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	250,000	244,550
Biocon Biologics Global PLC
6.67%, 10/9/29(b)(c)	250,000	252,875
IRB Infrastructure Developers Ltd.
7.11%, 3/11/32(b)	550,000	561,688
JSW Steel Ltd.
5.05%, 4/5/32(b)	500,000	489,125
Reliance Industries Ltd.
2.88%, 1/12/32(b)	685,000	618,144
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(b)	550,000	496,622
Vedanta Resources Finance II PLC
10.88%, 9/17/29(b)	250,000	267,504
Total India		2,930,508
Indonesia — 0.7%
Medco Cypress Tree Pte. Ltd.
8.63%, 5/19/30(b)	700,000	733,813
Israel — 2.8%
Bank Hapoalim BM
5.25%, 1/14/33(a)	400,000	398,938
Energean Israel Finance Ltd.
8.50%, 9/30/33(a)(c)	350,000	371,766
Israel Discount Bank Ltd.
5.38%, 1/26/28(a)	375,000	377,119
Israel Electric Corp. Ltd.
4.25%, 8/14/28(a)	500,000	492,970
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	468,000	466,830
8.13%, 9/15/31	400,000	452,524
4.10%, 10/1/46	300,000	229,257
Total Israel		2,789,404
Ivory Coast — 0.3%
Endeavour Mining PLC
7.00%, 5/28/30(b)	250,000	256,200
Jamaica — 0.5%
Digicel International Finance Ltd./Difl US LLC
8.63%, 8/1/32(a)	500,000	520,575
Kazakhstan — 1.5%
Kaspi.KZ JSC
5.90%, 4/28/31(b)	675,000	677,180
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)	625,000	570,312
6.38%, 10/24/48(a)	225,000	227,563
Total Kazakhstan		1,475,055
Kuwait — 2.5%
EQUATE Petrochemical Co. KSCC
4.25%, 11/3/26(a)	700,000	698,386
MEGlobal BV
2.63%, 4/28/28(b)	950,000	904,554
NBK SPC Ltd.
5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(b)(d)	500,000	509,988
NBK Tier 1 Ltd.
6.38%, 1/10/31, (6.375% fixed rate until 7/10/31; 6-Year Constant Maturity Treasury Rate + 2.403% thereafter)(b)(c)(d)(e)	400,000	401,480
Total Kuwait		2,514,408
Luxembourg — 0.4%
Altice Financing SA
5.00%, 1/15/28(a)	200,000	146,774
5.75%, 8/15/29(b)	325,000	237,370
Total Luxembourg		384,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

Investments	Principal Amount	Value
Macau — 3.0%
MGM China Holdings Ltd.
4.75%, 2/1/27(a)	$425,000	$423,512
6.25%, 5/15/33(b)	400,000	401,584
Sands China Ltd.
5.40%, 8/8/28	950,000	960,721
Studio City Finance Ltd.
5.00%, 1/15/29(a)	450,000	432,139
Wynn Macau Ltd.
5.63%, 8/26/28(a)	525,000	523,819
6.75%, 2/15/34(b)	200,000	201,060
Total Macau		2,942,835
Malaysia — 1.3%
GENM Capital Labuan Ltd.
3.88%, 4/19/31(b)	575,000	521,323
MISC Capital Two Labuan Ltd.
3.75%, 4/6/27(b)	780,000	774,189
Total Malaysia		1,295,512
Mauritius — 0.2%
Axian Telecom Holding & Management PLC
7.25%, 7/11/30(b)	200,000	203,132
Mexico — 8.2%
Banco Mercantil del Norte SA
8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(b)(c)(d)(e)	250,000	264,438
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(b)(d)	850,000	884,319
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 2/15/39(b)(c)	198,268	210,412
Cemex SAB de CV
7.20%, 6/10/30, (7.20% fixed rate until 9/10/30; 5-year Constant Maturity Treasury Rate + 3.52% thereafter)(b)(d)(e)	850,000	876,690
CFE Fibra E
5.88%, 9/23/40(b)	320,385	314,273
COX Asset Mexico SA de CV
7.13%, 1/8/32(b)	875,000	891,953
7.75%, 5/8/36(b)(c)	550,000	569,250
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(b)	400,000	417,448
6.66%, 1/22/37(b)	280,000	289,755
Esentia Energy Development SAB de CV
6.13%, 7/30/33(b)	725,000	725,725
Gruma SAB de CV
5.76%, 12/9/54(b)	200,000	193,150
Grupo Televisa SAB
5.00%, 5/13/45	225,000	151,616
Industrias Penoles SAB de CV
4.15%, 9/12/29(a)	900,000	879,476
Minera Mexico SA de CV
5.63%, 2/12/32(a)	600,000	607,500
Orbia Advance Corp. SAB de CV
5.88%, 9/17/44(a)	400,000	321,900
Trust Fibra Uno
7.38%, 2/13/34(b)	200,000	213,313
8.25%, 1/23/37(b)	280,000	311,690
Total Mexico		8,122,908
Morocco — 1.2%
OCP SA
6.74%, 4/22/31, (6.74% fixed rate until 7/22/31; 5-year Constant Maturity Treasury Rate + 2.746% thereafter)(b)(d)(e)	700,000	695,800
6.75%, 5/2/34(b)	450,000	473,494
Total Morocco		1,169,294
Nigeria — 0.6%
IHS Holding Ltd.
8.25%, 11/29/31(b)	400,000	419,304
SEPLAT Energy PLC
9.13%, 3/21/30(a)	200,000	213,328
Total Nigeria		632,632
Oman — 0.3%
Oryx Funding Ltd.
5.80%, 2/3/31(b)	250,000	257,171
Pakistan — 0.2%
Veon Midco BV
7.45%, 6/1/33(b)	200,000	200,540
Panama — 2.3%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	408,877	386,900
4.38%, 5/31/30(a)	396,741	375,416
C&W Senior Finance Ltd.
9.00%, 1/15/33(b)	700,000	714,875
Generadora de Gatun SA
6.87%, 9/30/44(b)(c)	775,000	792,221
Total Panama		2,269,412
Peru — 4.5%
Banco de Credito del Peru S.A.
6.45%, 7/30/35, (6.45% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.486% thereafter)(b)(c)(d)	1,080,000	1,108,458
Cia de Minas Buenaventura SAA
6.80%, 2/4/32(b)(c)	250,000	257,955
Hunt Oil Co. of Peru LLC Sucursal Del Peru
7.75%, 11/5/38(b)	850,000	912,900
InRetail Consumer
3.25%, 3/22/28(a)	1,000,000	965,970
Kallpa Generacion SA
5.50%, 9/11/35(b)	450,000	444,094
Niagara Energy SAC
5.75%, 10/3/34(b)	250,000	251,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

Investments	Principal Amount	Value
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
6.24%, 7/3/36(b)	$260,000	$271,830
Scotiabank Peru SAA
6.10%, 10/1/35, (6.10% fixed rate until 10/1/30; 1-year Constant Maturity Treasury Rate + 2.309% thereafter)(b)(c)(d)	300,000	306,750
Total Peru		4,519,457
Philippines — 0.3%
San Miguel Global Power Holdings Corp.
8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(a)(d)(e)	250,000	255,275
Poland — 0.6%
ORLEN SA
6.00%, 1/30/35(b)	550,000	570,581
Russia — 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/30; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*^(b)(d)(f)	350,000	0
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/30, (7.75% fixed rate until 5/6/30; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*^(b)(d)(e)(f)	300,000	0
Total Russia		0
Saudi Arabia — 1.9%
Arabian Centres Sukuk III Ltd.
9.50%, 3/6/29(a)	200,000	205,650
Avilease Capital Ltd.
4.75%, 11/12/30(b)	420,000	410,504
EIG Pearl Holdings SARL
3.55%, 8/31/36(b)	581,944	532,843
Riyad Sukuk Ltd.
6.21%, 7/14/35, (6.209% fixed rate until 7/14/30; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(d)	200,000	201,004
Saudi Arabian Oil Co.
5.75%, 7/17/54(b)	575,000	547,121
Total Saudi Arabia		1,897,122
Serbia — 0.5%
Telecommunications Co. Telekom Srbija AD Belgrade
7.25%, 5/18/31(b)	500,000	500,655
South Africa — 4.1%
Anglo American Capital PLC
5.50%, 5/2/33(b)	275,000	282,267
Bidvest Group U.K. PLC
6.20%, 9/17/32(b)	1,225,000	1,232,472
Sasol Financing USA LLC
8.75%, 5/3/29(b)	210,000	222,642
8.75%, 4/10/33(b)	500,000	530,325
Sibanye-Stillwater U.K. Financing PLC
6.25%, 11/15/31(b)	200,000	200,250
Windfall Mining Group Inc/Groupe Minier Windfall, Inc.
5.85%, 5/13/32(b)	1,550,000	1,602,855
Total South Africa		4,070,811
South Korea — 4.5%
GS Caltex Corp.
5.38%, 8/7/28(b)	300,000	305,059
Hanwha Life Insurance Co. Ltd.
6.30%, 6/24/55, (6.30% fixed rate until 6/24/30; 5-year Constant Maturity Treasury Rate + 2.292% thereafter)(b)(d)	600,000	620,154
LG Electronics, Inc.
5.63%, 4/24/29(b)	400,000	409,472
LG Energy Solution Ltd.
5.88%, 4/2/36(b)	825,000	834,888
POSCO
4.50%, 1/16/31(b)	400,000	396,006
POSCO Holdings, Inc.
5.13%, 5/7/30(b)	525,000	532,051
Shinhan Financial Group Co. Ltd.
5.00%, 7/24/28(b)	525,000	529,499
SK hynix, Inc.
2.38%, 1/19/31(b)	500,000	454,915
Woori Bank
6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(b)(d)(e)	425,000	441,256
Total South Korea		4,523,300
Thailand — 2.4%
Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	1,085,000	1,037,667
GC Treasury Center Co. Ltd.
6.50%, 9/10/30, (6.50% fixed rate until 12/10/30; 5-year Constant Maturity Treasury Rate + 2.815% thereafter)(b)(d)(e)	200,000	199,250
2.98%, 3/18/31(a)	600,000	542,175
7.13%, 3/10/35, (7.125% fixed rate until 9/10/35; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(b)(d)(e)	375,000	373,931
Thaioil Treasury Center Co. Ltd.
6.10%, 1/15/31, (6.10% fixed rate until 4/15/31; 5-year Constant Maturity Treasury Rate + 2.375% thereafter)(b)(d)(e)	250,000	247,645
Total Thailand		2,400,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

Investments	Principal Amount	Value
Turkey — 3.7%
Akbank TAS
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(b)(d)(e)	$440,000	$447,696
7.95%, 2/19/31, (7.95% fixed rate until 8/19/31; 5-year Constant Maturity Treasury Rate + 4.221% thereafter)(b)(d)(e)	200,000	193,250
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 7/23/29(b)	375,000	389,145
Sisecam U.K. PLC
8.38%, 1/23/33(b)(c)	400,000	402,440
TC Ziraat Bankasi AS
8.38%, 11/5/30, (8.375% fixed rate until 5/5/31; 5-year Constant Maturity Treasury Rate + 4.616% thereafter)(b)(d)(e)	200,000	196,531
Turk Telekomunikasyon AS
6.95%, 10/7/32(b)	400,000	396,500
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(b)(d)	200,000	202,470
8.13%, 1/8/36, (8.125% fixed rate until 1/8/31; 5-year Constant Maturity Treasury Rate + 4.325% thereafter)(b)(d)	400,000	404,540
Turkiye Vakiflar Bankasi TAO
8.20%, 10/6/30, (8.20% fixed rate until 1/6/31; 5-year Constant Maturity Treasury Rate + 4.439% thereafter)(b)(d)(e)	200,000	194,624
WE Soda Investments Holding PLC
9.50%, 10/6/28(b)	200,000	200,812
Yapi ve Kredi Bankasi AS
7.25%, 3/3/30(b)	250,000	252,712
7.55%, 6/11/36, (7.55% fixed rate until 6/11/31; 5-year Constant Maturity Treasury Rate + 3.831% thereafter)(b)(d)	400,000	391,924
Total Turkey		3,672,644
United Arab Emirates — 3.0%
Aldar Properties PJSC
5.88%, 4/14/56, (5.875% fixed rate until 4/14/33; 5-year Constant Maturity Treasury Rate + 2.018% thereafter)(b)(d)	500,000	470,820
5.88%, 4/14/56, (5.875% fixed rate until 4/14/33; 5-year Constant Maturity Treasury Rate + 2.018% thereafter)(a)(d)	275,000	258,951
Dhafrah Pv2 Energy Co. LLC
5.79%, 6/30/53(b)	275,000	274,423
Emirates NBD Bank PJSC
6.25%, 8/25/30, (6.25% fixed rate until 2/25/31; 6-Year Constant Maturity Treasury Rate + 1.839% thereafter)(a)(c)(d)(e)	450,000	459,290
First Abu Dhabi Bank PJSC
6.32%, 4/4/34, (6.32% fixed rate until 4/4/29; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(d)	300,000	306,861
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(a)	234,574	229,355
2.16%, 3/31/34(b)	395,922	354,635
2.94%, 9/30/40(b)	425,230	352,261
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(b)	290,592	239,444
Total United Arab Emirates		2,946,040
United Kingdom — 1.8%
Avianca Midco 2 PLC
9.63%, 2/14/30(b)	425,000	413,844
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)(c)	700,000	638,001
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(b)(d)	200,000	202,180
5.40%, 8/12/36, (5.40% fixed rate until 8/12/35; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(b)(d)	500,000	499,350
Total United Kingdom		1,753,375
United States — 1.5%
GCC SAB de CV
3.61%, 4/20/32(b)(c)	200,000	183,790
Hyundai Capital America
5.40%, 6/23/32(b)	1,000,000	1,019,246
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.50%, 12/1/52	270,000	272,856
Total United States		1,475,892
Zambia — 0.4%
First Quantum Minerals Ltd.
8.63%, 6/1/31(a)	425,000	443,386
TOTAL CORPORATE BONDS
(Cost: $85,918,855)		86,191,626
FOREIGN GOVERNMENT AGENCIES — 1.2%
Mexico — 0.7%
Eagle Funding Luxco SARL
5.50%, 8/17/30(b)	625,000	629,281
Peru — 0.5%
Fondo MIVIVIENDA SA
5.40%, 3/31/31(b)	500,000	501,405
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $1,123,521)		1,130,686
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Colombia — 0.5%
Colombia Government International Bonds
6.13%, 1/21/31	325,000	324,350
6.50%, 1/21/33	200,000	198,200
Total Colombia		522,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

Investments	Principal Amount	Value
Mexico — 0.6%
Mexico Government International Bonds
5.85%, 7/2/32	$552,000	$559,342
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,078,327)		1,081,892
SUPRANATIONAL BONDS — 0.4%
Africa Finance Corp.
2.88%, 4/28/28(a)	200,000	191,950
African Export-Import Bank
3.80%, 5/17/31(a)	250,000	226,805
TOTAL SUPRANATIONAL BONDS
(Cost: $416,918)		418,755
	Shares
MUTUAL FUND — 9.5%
United States — 9.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(g)
(Cost: $9,464,236)	9,464,236	9,464,236
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.7%
United States — 4.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(g)
(Cost: $4,699,115)	4,699,115	4,699,115
TOTAL INVESTMENTS IN SECURITIES — 103.6% (Cost: $102,700,972)		102,986,310
Other Liabilities less Assets — (3.6)%		(3,615,435)
NET ASSETS — 100.0%		$99,370,875

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

^	Non-income producing security.

(a)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,448,179 and the total market value of the collateral held by the Fund was $7,676,292. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,977,177.
(d)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security is in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of May 31, 2026.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Corporate Bond Fund (EMCB)
May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	43	9/21/26	$(4,722,609)	$(35,701)
Ultra 10 Year U.S. Treasury Note	38	9/21/26	(4,258,969)	(40,127)
			$(8,981,578)	$(75,828)
Long Exposure
2 Year U.S. Treasury Note	49	9/30/26	$10,121,563	$6,954
5 Year U.S. Treasury Note	25	9/30/26	2,680,273	8,890
U.S. Treasury Long Bond	16	9/21/26	1,795,500	24,033
U.S. Treasury Ultra Long Term Bond	14	9/21/26	1,601,688	30,151
			$16,199,024	$70,028
Total - Net			$7,217,446	$(5,800)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Corporate Bonds
Russia	$–	$–	$0	*	$0
Other	–	86,191,626	–		86,191,626
Foreign Government Agencies	–	1,130,686	–		1,130,686
Foreign Government Obligations	–	1,081,892	–		1,081,892
Supranational Bonds	–	418,755	–		418,755
Mutual Fund	–	9,464,236	–		9,464,236
Investment of Cash Collateral for Securities Loaned	–	4,699,115	–		4,699,115
Total Investments in Securities	$–	$102,986,310	$0		$102,986,310
Financial Derivative Instruments
Futures Contracts[1]	$70,028	$–	$–		$70,028
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(75,828)	$–	$–		$(75,828)
Total - Net	$(5,800)	$102,986,310	$0		$102,980,510

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2026

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS — 82.7%
Brazil — 8.9%
Brazil Letras do Tesouro Nacional
11.74%, 7/1/26(a)	4,950,000	BRL	$967,633
12.13%, 7/1/27(a)	7,580,000	BRL	1,303,207
13.66%, 1/1/29(a)	9,400,000	BRL	1,330,561
13.52%, 1/1/32(a)	6,300,000	BRL	599,582
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/27	6,045,000	BRL	1,168,901
10.00%, 1/1/29	6,635,000	BRL	1,209,105
10.00%, 1/1/31	16,520,000	BRL	2,853,747
10.00%, 1/1/33	4,200,000	BRL	693,292
10.00%, 1/1/35	5,440,000	BRL	869,983
10.00%, 1/1/37	6,700,000	BRL	1,041,469
Total Brazil			12,037,480
Chile — 1.9%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	165,000,000	CLP	186,034
5.80%, 10/1/29(b)	280,000,000	CLP	321,786
4.70%, 9/1/30(b)	260,000,000	CLP	287,362
6.00%, 4/1/33(b)	710,000,000	CLP	823,581
7.00%, 5/1/34(b)	350,000,000	CLP	432,456
5.80%, 10/1/34(b)	95,000,000	CLP	109,188
5.30%, 11/1/37(b)	100,000,000	CLP	110,169
6.20%, 10/1/40(b)	195,000,000	CLP	232,281
6.00%, 1/1/43	70,000,000	CLP	82,214
Total Chile			2,585,071
China — 6.6%
China Government Bonds
2.37%, 1/20/27	630,000	CNY	93,989
2.04%, 2/25/27	600,000	CNY	89,367
1.62%, 8/15/27	2,220,000	CNY	330,087
1.45%, 2/25/28	2,800,000	CNY	415,891
1.46%, 5/25/28	3,000,000	CNY	445,924
1.40%, 11/25/28	4,000,000	CNY	593,947
2.05%, 4/15/29	5,000,000	CNY	756,476
1.43%, 1/25/30	5,800,000	CNY	860,919
2.68%, 5/21/30	4,370,000	CNY	679,280
1.54%, 1/25/31	6,000,000	CNY	892,448
2.80%, 11/15/32	4,310,000	CNY	688,816
1.66%, 12/25/32	2,000,000	CNY	298,031
2.27%, 5/25/34	4,440,000	CNY	688,931
1.83%, 8/25/35	4,000,000	CNY	597,188
2.20%, 4/25/46	700,000	CNY	103,487
3.81%, 9/14/50	1,780,000	CNY	339,067
3.72%, 4/12/51	2,000,000	CNY	377,926
3.53%, 10/18/51	2,000,000	CNY	368,889
2.47%, 7/25/54	1,200,000	CNY	185,455
2.38%, 1/15/56	1,000,000	CNY	152,307
Total China			8,958,425
Colombia — 4.6%
Colombian TES
6.00%, 4/28/28	2,012,600,000	COP	479,499
11.00%, 8/22/29	4,746,100,000	COP	1,187,164
12.50%, 2/27/30	500,000,000	COP	129,198
7.75%, 9/18/30	1,789,200,000	COP	390,922
7.00%, 3/26/31	433,000,000	COP	90,253
13.25%, 2/9/33	2,934,500,000	COP	775,606
11.75%, 1/24/35	2,876,000,000	COP	707,092
12.75%, 11/28/40	3,400,000,000	COP	897,593
9.25%, 5/28/42	1,480,000,000	COP	299,325
11.50%, 7/25/46	2,650,500,000	COP	634,036
7.25%, 10/26/50	3,750,000,000	COP	597,603
Total Colombia			6,188,291
Czech Republic — 4.3%
Czech Republic Government Bonds
0.25%, 2/10/27	1,890,000	CZK	88,929
5.50%, 12/12/28	12,200,000	CZK	608,219
5.75%, 3/29/29	12,800,000	CZK	643,653
0.05%, 11/29/29	9,300,000	CZK	389,223
5.00%, 9/30/30	2,600,000	CZK	128,989
1.20%, 3/13/31	22,020,000	CZK	922,110
4.50%, 11/11/32	15,840,000	CZK	762,445
4.90%, 4/14/34	16,850,000	CZK	825,494
4.25%, 10/24/34	3,000,000	CZK	140,140
3.50%, 5/30/35	9,290,000	CZK	408,524
5.30%, 9/19/35	5,000,000	CZK	250,499
4.95%, 2/27/37	11,000,000	CZK	533,967
1.50%, 4/24/40	5,000,000	CZK	156,982
Total Czech Republic			5,859,174
Hungary — 4.8%
Hungary Government Bonds
9.50%, 10/21/26	82,000,000	HUF	274,289
4.50%, 3/23/28	257,110,000	HUF	836,800
2.00%, 5/23/29	120,000,000	HUF	360,379
6.00%, 11/28/29	211,400,000	HUF	710,406
3.00%, 8/21/30	135,680,000	HUF	409,190
6.75%, 7/23/31	490,300,000	HUF	1,713,994
4.75%, 11/24/32	208,000,000	HUF	660,829
2.25%, 4/20/33	183,310,000	HUF	496,856
7.00%, 10/24/35	197,500,000	HUF	727,599
3.00%, 4/25/41	85,000,000	HUF	214,491
Total Hungary			6,404,833
India — 3.8%
India Government Bonds
7.26%, 1/14/29	50,000,000	INR	535,432
5.79%, 5/11/30	60,000,000	INR	612,246
6.10%, 7/12/31	50,000,000	INR	508,553
7.26%, 8/22/32	30,000,000	INR	320,212
7.18%, 8/14/33	40,000,000	INR	424,663
7.10%, 4/8/34	50,000,000	INR	529,106
7.18%, 7/24/37	50,000,000	INR	531,737
7.16%, 9/20/50	50,000,000	INR	502,960
7.36%, 9/12/52	50,000,000	INR	511,156
7.30%, 6/19/53	60,000,000	INR	606,158
Total India			5,082,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2026

Investments	Principal Amount†		Value
Indonesia — 10.6%
Indonesia Treasury Bonds
8.38%, 9/15/26	731,000,000	IDR	$40,988
6.13%, 5/15/28	9,400,000,000	IDR	519,784
9.00%, 3/15/29	12,324,000,000	IDR	728,297
6.88%, 4/15/29	14,300,000,000	IDR	802,701
8.25%, 5/15/29	6,381,000,000	IDR	371,741
7.00%, 9/15/30	9,600,000,000	IDR	543,670
6.50%, 2/15/31	7,782,000,000	IDR	430,680
5.88%, 3/15/31	2,900,000,000	IDR	156,730
8.75%, 5/15/31	8,601,000,000	IDR	522,452
6.38%, 4/15/32	12,500,000,000	IDR	683,941
8.25%, 6/15/32	6,989,000,000	IDR	419,728
7.00%, 2/15/33	18,400,000,000	IDR	1,039,224
6.63%, 2/15/34	10,200,000,000	IDR	563,828
8.38%, 3/15/34	1,300,000,000	IDR	79,532
7.50%, 6/15/35	11,063,000,000	IDR	644,944
6.50%, 4/15/36	25,000,000,000	IDR	1,379,725
8.25%, 5/15/36	7,563,000,000	IDR	466,811
7.50%, 5/15/38	8,500,000,000	IDR	499,802
8.38%, 4/15/39	10,400,000,000	IDR	655,537
7.50%, 4/15/40	11,700,000,000	IDR	685,273
7.13%, 8/15/40	15,370,000,000	IDR	881,490
8.75%, 2/15/44	1,390,000,000	IDR	92,211
7.13%, 8/15/45	13,800,000,000	IDR	793,309
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	194,607
6.63%, 9/15/29	3,000,000,000	IDR	166,857
6.38%, 3/15/34	4,910,000,000	IDR	269,422
6.88%, 3/15/36	10,822,000,000	IDR	611,135
Total Indonesia			14,244,419
Malaysia — 4.6%
Malaysia Government Bonds
2.63%, 4/15/31	1,050,000	MYR	255,513
4.64%, 11/7/33	2,000,000	MYR	539,724
4.25%, 5/31/35	1,285,000	MYR	339,723
4.76%, 4/7/37	1,632,000	MYR	448,179
3.76%, 5/22/40	750,000	MYR	186,482
4.70%, 10/15/42	3,300,000	MYR	909,313
4.92%, 7/6/48	675,000	MYR	192,923
4.07%, 6/15/50	1,500,000	MYR	380,017
4.46%, 3/31/53	1,550,000	MYR	414,483
Malaysia Government Investment Issue
3.47%, 10/15/30	405,000	MYR	102,450
4.19%, 10/7/32	2,350,000	MYR	614,867
3.61%, 4/30/35	620,000	MYR	156,483
4.47%, 9/15/39	1,885,000	MYR	504,904
4.42%, 9/30/41	2,400,000	MYR	640,759
4.29%, 8/14/43	1,700,000	MYR	448,498
Total Malaysia			6,134,318
Mexico — 6.1%
Mexican Bonos
8.00%, 4/15/32	9,825,000	MXN	543,861
7.50%, 5/26/33	20,865,000	MXN	1,113,151
8.00%, 5/24/35	8,375,000	MXN	446,137
8.00%, 2/21/36	20,050,000	MXN	1,069,356
10.00%, 11/20/36	5,912,000	MXN	360,333
8.50%, 11/18/38	18,609,000	MXN	1,003,042
7.75%, 11/13/42	20,777,000	MXN	1,017,005
8.00%, 11/7/47	13,250,000	MXN	651,185
8.00%, 7/31/53	19,950,000	MXN	970,169
8.00%, 4/29/55	22,200,000	MXN	1,076,531
Total Mexico			8,250,770
Peru — 4.5%
Peru Government Bonds
5.94%, 2/12/29	885,000	PEN	270,529
6.95%, 8/12/31	800,000	PEN	258,434
6.15%, 8/12/32	2,291,000	PEN	706,336
7.30%, 8/12/33(b)	4,311,000	PEN	1,391,274
5.40%, 8/12/34	3,215,000	PEN	909,122
6.90%, 8/12/37	2,200,000	PEN	652,960
7.60%, 8/12/39(b)(c)	4,890,000	PEN	1,508,296
5.35%, 8/12/40	1,460,000	PEN	364,869
Total Peru			6,061,820
Poland — 4.6%
Republic of Poland Government Bonds
2.50%, 7/25/27	3,410,000	PLN	925,448
7.50%, 7/25/28	2,275,000	PLN	665,666
2.75%, 10/25/29	4,185,000	PLN	1,086,116
1.25%, 10/25/30	2,805,000	PLN	664,159
4.50%, 1/25/31	5,105,000	PLN	1,379,588
6.00%, 10/25/33	4,020,000	PLN	1,154,167
5.00%, 10/25/35	1,090,000	PLN	288,960
Total Poland			6,164,104
Romania — 1.9%
Romania Government Bonds
2.50%, 10/25/27	1,625,000	RON	343,400
4.15%, 1/26/28	1,745,000	RON	375,102
5.00%, 2/12/29	2,235,000	RON	478,494
8.00%, 4/29/30	2,040,000	RON	474,631
3.65%, 9/24/31	1,455,000	RON	281,596
4.75%, 10/11/34	1,060,000	RON	205,460
4.25%, 4/28/36	800,000	RON	145,066
7.90%, 2/24/38	1,000,000	RON	238,629
Total Romania			2,542,378
South Africa — 6.5%
Republic of South Africa Government Bonds
7.00%, 2/28/31	8,067,000	ZAR	479,983
8.25%, 3/31/32	9,745,000	ZAR	606,038
10.00%, 3/31/33	22,100,000	ZAR	1,494,469
8.88%, 2/28/35	13,510,000	ZAR	859,786
8.50%, 1/31/37	16,300,000	ZAR	991,998
10.88%, 3/31/38	7,755,000	ZAR	551,442
9.00%, 1/31/40	12,835,000	ZAR	796,001
6.50%, 2/28/41	2,855,000	ZAR	140,977
8.75%, 1/31/44	16,365,000	ZAR	982,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2026

Investments	Principal Amount†		Value
8.75%, 2/28/48	19,620,000	ZAR	$1,180,664
11.63%, 3/31/53	9,050,000	ZAR	709,290
Total South Africa			8,793,063
Thailand — 7.4%
Thailand Government Bonds
1.00%, 6/17/27	15,245,000	THB	468,098
2.40%, 11/17/27	19,450,000	THB	608,494
2.05%, 4/17/28	26,950,000	THB	840,399
2.65%, 6/17/28	23,100,000	THB	730,761
2.88%, 12/17/28	13,752,000	THB	438,774
2.40%, 3/17/29	18,600,000	THB	587,605
1.60%, 12/17/29	33,850,000	THB	1,042,977
3.65%, 6/20/31	9,000,000	THB	301,810
2.00%, 12/17/31	14,215,000	THB	440,318
3.35%, 6/17/33	17,100,000	THB	570,409
2.80%, 6/17/34	21,300,000	THB	684,263
2.41%, 3/17/35	15,350,000	THB	478,719
1.60%, 6/17/35	6,630,000	THB	191,874
3.40%, 6/17/36	9,552,000	THB	320,385
3.39%, 6/17/37	19,570,000	THB	657,518
3.30%, 6/17/38	19,022,000	THB	628,577
3.45%, 6/17/43	23,000,000	THB	748,724
2.88%, 6/17/46	10,235,000	THB	302,357
Total Thailand			10,042,062
Turkey — 1.6%
Turkiye Government Bonds
11.00%, 2/24/27	33,906,000	TRY	609,875
10.50%, 8/11/27	17,415,000	TRY	279,541
31.08%, 11/8/28	53,670,000	TRY	1,046,553
11.70%, 11/13/30	16,851,000	TRY	177,001
27.70%, 9/27/34	4,750,000	TRY	87,717
Total Turkey			2,200,687
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $113,252,183)			111,549,118
SUPRANATIONAL BONDS — 7.0%
European Investment Bank
8.00%, 5/5/27(b)	9,415,000	ZAR	580,414
Inter-American Development Bank
7.00%, 4/17/33	100,000,000	INR	1,010,842
International Bank for Reconstruction & Development
6.88%, 2/9/29	14,900,000	MXN	840,060
7.07%, 6/26/29	16,000,000	MXN	899,558
6.75%, 1/21/34	100,000,000	INR	975,943
International Finance Corp.
7.00%, 7/20/27	32,980,000	MXN	1,897,064
7.75%, 1/18/30	20,000,000	MXN	1,139,188
6.75%, 9/23/31	30,000,000	MXN	1,581,401
9.00%, 1/22/36	8,000,000	ZAR	521,624
TOTAL SUPRANATIONAL BONDS
(Cost: $9,182,257)			9,446,094
	Shares
MUTUAL FUND — 0.2%
United States — 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(d)
(Cost: $260,129)	260,129		$260,129
	Principal Amount†
REPURCHASE AGREEMENT — 6.6%
United States — 6.6%
Citigroup, Inc., tri-party repurchase agreement dated 05/29/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 6/1/26; Proceeds at maturity – $8,972,698 (fully collateralized by Government National Mortgage Association, 4.90%-5.03% due 5/15/61; Market value including accrued interest – $9,418,501)
(Cost: $8,970,000)	8,970,000		8,970,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(d)
(Cost: $845,864)	845,864		845,864
TOTAL INVESTMENTS IN SECURITIES — 97.1% (Cost: $132,510,433)			131,071,205
Other Assets less Liabilities — 2.9%			3,923,070
NET ASSETS — 100.0%			$134,994,275

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2026.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $790,853 and the total market value of the collateral held by the Fund was $845,864.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2026

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	6/15/2026	16,500,000	MYR	4,163,303	USD	$1,644	$–
Barclays Bank PLC	6/15/2026	1,000,000	MYR	254,550	USD	–	(2,129)
Goldman Sachs	6/15/2026	21,000,000,000	IDR	1,235,258	USD	–	(58,586)
Goldman Sachs	6/15/2026	25,000,000	INR	263,788	USD	–	(993)
Goldman Sachs	6/15/2026	20,000,000	MXN	1,113,477	USD	38,584	–
Goldman Sachs	6/15/2026	548,753	USD	10,000,000	MXN	–	(27,278)
Goldman Sachs	6/15/2026	254,875	USD	1,000,000	MYR	2,454	–
HSBC Holdings PLC	6/2/2026	174,686	USD	53,000,000	HUF	–	(2)
HSBC Holdings PLC	6/15/2026	134,780	USD	2,300,000,000	IDR	5,907	–
HSBC Holdings PLC	6/15/2026	1,072,739	USD	100,000,000	INR	21,558	–
JPMorgan Chase Bank NA	6/15/2026	350,500,000	INR	3,769,790	USD	–	(85,400)
Royal Bank of Canada	6/15/2026	120,000,000	INR	1,253,519	USD	7,898	–
Royal Bank of Canada	6/15/2026	14,000,000	MXN	799,345	USD	7,098	–
Royal Bank of Canada	6/15/2026	4,000,000	MYR	1,012,658	USD	–	(2,974)
Standard Chartered Bank	6/15/2026	22,500,000	INR	241,660	USD	–	(5,144)
Standard Chartered Bank	6/15/2026	1,124,349	USD	105,000,000	INR	20,608	–
UBS Group AG	6/15/2026	23,000,000	INR	239,241	USD	2,531	–
						$108,282	$(182,506)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$–	$111,549,118	$–	$111,549,118
Supranational Bonds	–	9,446,094	–	9,446,094
Mutual Fund	–	260,129	–	260,129
Repurchase Agreement	–	8,970,000	–	8,970,000
Investment of Cash Collateral for Securities Loaned	–	845,864	–	845,864
Total Investments in Securities	$–	$131,071,205	$–	$131,071,205
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$108,282	$–	$108,282
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(182,506)	$–	$(182,506)
Total - Net	$–	$130,996,981	$–	$130,996,981

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.7%
U.S. Treasury Floating Rate Notes — 99.7%
3.79%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	$4,671,416,400	$4,676,424,836
3.82%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	4,671,537,800	4,680,140,507
3.73%, 1/31/28, (3-month U.S. Treasury Bill Money Market Yield + 0.099%)(a)	4,673,795,200	4,675,581,758
3.73%, 4/30/28, (3-month U.S. Treasury Bill Money Market Yield + 0.103%)(a)	3,149,605,400	3,150,447,762
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $17,171,710,558)		17,182,594,863
	Shares
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $1,415,148)	1,415,148	1,415,148
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $17,173,125,706)		17,184,010,011
Other Assets less Liabilities — 0.3%		54,709,915
NET ASSETS — 100.0%		$17,238,719,926

(a)	Floating rate note. Coupon shown is in effect at May 31, 2026. Date represents the ultimate maturity date.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$17,182,594,863	$–	$17,182,594,863
Mutual Fund	–	1,415,148	–	1,415,148
Total Investments in Securities	$–	$17,184,010,011	$–	$17,184,010,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree High Income Laddered Municipal Fund (WTMY)

May 31, 2026

Investments	Principal Amount	Value
MUNICIPAL BONDS — 98.3%
Alabama — 4.8%
Black Belt Energy Gas District, Series A, Revenue Bond
5.00%, 12/1/31	$100,000	$105,265
Black Belt Energy Gas District, Series C, Revenue Bond
5.50%, 10/1/54	30,000	32,418
Black Belt Energy Gas District, Series F, Revenue Bond
5.50%, 11/1/53	35,000	36,577
County of Jefferson AL Sewer Revenue, Revenue Bond
5.00%, 10/1/29	20,000	21,300
Southeast Energy Authority A Cooperative District, Series D, Revenue Bond
5.00%, 9/1/35	90,000	97,795
Total Alabama		293,355
Arizona — 3.0%
Arizona Industrial Development Authority, School Impt., Series A, Revenue Bond
5.00%, 11/1/36	130,000	140,484
Salt Verde Financial Corp., Revenue Bond
5.00%, 12/1/37	40,000	42,223
Total Arizona		182,707
California — 1.7%
Los Angeles Department of Water & Power, Series A, Revenue Bond
5.00%, 7/1/39	35,000	38,119
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, Revenue Bond
5.00%, 5/1/37	60,000	65,673
Total California		103,792
Colorado — 1.6%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series D, Revenue Bond
5.50%, 11/15/29	20,000	21,717
Colorado Health Facilities Authority, Revenue Bond
5.00%, 11/1/41	75,000	79,290
Total Colorado		101,007
Connecticut — 0.8%
State of Connecticut, Public Impt., Series F, G.O. Bond
5.00%, 11/15/38	45,000	50,535
District of Columbia — 1.1%
District of Columbia, Revenue Bond
5.00%, 4/1/27	40,000	40,716
Metropolitan Washington Airports Authority Aviation Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 10/1/26	25,000	25,187
Total District of Columbia		65,903
Florida — 9.5%
Central Florida Expressway Authority, Series B, Revenue Bond
5.00%, 7/1/26	105,000	105,187
City of Jacksonville, Public Impt., Series A, Revenue Bond
5.00%, 10/1/39	55,000	60,361
County of Miami-Dade FL Aviation Revenue, Series A, Revenue Bond
5.00%, 10/1/29	50,000	53,152
Florida Development Finance Corp., Revenue Bond
5.25%, 7/1/53	200,000	198,644
Florida Municipal Power Agency, Series A, Revenue Bond
5.00%, 10/1/26	30,000	30,199
JEA Electric System Revenue, Revenue Bond
5.00%, 10/1/29	75,000	80,666
Manatee County School District, School Impt., Series CO
5.00%, 7/1/37	20,000	22,066
Orange County Health Facilities Authority, Series A, Revenue Bond
5.00%, 10/1/36	25,000	27,333
Total Florida		577,608
Georgia — 2.3%
Cobb County Kennestone Hospital Authority, Series A, Revenue Bond
5.00%, 4/1/30	25,000	26,991
Municipal Electric Authority of Georgia, Revenue Bond
5.00%, 1/1/33	110,000	114,175
Total Georgia		141,166
Illinois — 11.2%
Chicago Board of Education, School Impt., Series A, G.O. Bond
6.25%, 12/1/50	250,000	263,328
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	105,000	114,927
5.00%, 1/1/40	65,000	70,725
Illinois State Toll Highway Authority, Highway Impt., Series A, Revenue Bond
5.00%, 1/1/41	40,000	43,563
Illinois State Toll Highway Authority, Series A, Revenue Bond
5.00%, 1/1/39	25,000	27,827
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond
5.00%, 1/1/40	40,000	43,495
State of Illinois, Public Impt., Series A, G.O. Bond
5.00%, 3/1/32	75,000	82,276
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond
5.00%, 6/15/40	35,000	37,880
Total Illinois		684,021
Massachusetts — 3.1%
Massachusetts Development Finance Agency, Series 2, Revenue Bond
5.00%, 7/1/35	25,000	27,660
Massachusetts Development Finance Agency, Series A, Revenue Bond
5.00%, 10/15/28	85,000	89,883
Massachusetts Development Finance Agency, Series I, Revenue Bond
5.00%, 7/1/26	70,000	70,115
Total Massachusetts		187,658
Michigan — 3.7%
Detroit Downtown Development Authority
5.00%, 7/1/41	100,000	107,497
Detroit Regional Convention Facility Authority, Series C, Revenue Bond
5.00%, 10/1/34	50,000	55,516
Michigan Finance Authority, Revenue Bond
5.00%, 4/15/32	55,000	60,966
Total Michigan		223,979
Minnesota — 1.4%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond
5.00%, 8/15/35	75,000	84,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Income Laddered Municipal Fund (WTMY)

May 31, 2026

Investments	Principal Amount	Value
Missouri — 1.3%
Missouri Joint Municipal Electric Utility Commission, Revenue Bond
5.00%, 1/1/34	$70,000	$78,872
New Jersey — 3.6%
New Jersey Transportation Trust Fund Authority, Transit Impt., Series BB, Revenue Bond
5.00%, 6/15/37	25,000	27,700
Tobacco Settlement Financing Corp., Series A, Revenue Bond
5.00%, 6/1/35	25,000	25,787
Tobacco Settlement Financing Corp., Series B, Revenue Bond
5.00%, 6/1/46	170,000	165,248
Total New Jersey		218,735
New York — 4.9%
Build NYC Resource Corp., Nursing Homes, Series A, Revenue Bond
7.00%, 12/15/55(a)	150,000	151,460
City of New York, Public Impt., Series 1, G.O. Bond
5.00%, 4/1/37	25,000	27,359
New York City Industrial Development Agency, Revenue Bond
5.00%, 3/1/30	70,000	75,259
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/35	20,000	22,202
New York Transportation Development Corp., Revenue Bond
5.00%, 12/1/30	20,000	21,729
Total New York		298,009
Ohio — 5.2%
American Municipal Power, Inc., Series A, Revenue Bond
5.00%, 2/15/28	90,000	93,228
Buckeye Tobacco Settlement Financing Authority, Series B2, Revenue Bond
5.00%, 6/1/55	280,000	223,887
Total Ohio		317,115
Oklahoma — 4.7%
Oklahoma County Finance Authority, School Impt., Revenue Bond
5.00%, 9/1/34	25,000	27,810
Oklahoma Development Finance Authority, Series B, Revenue Bond
5.50%, 8/15/57	260,000	260,540
Total Oklahoma		288,350
Pennsylvania — 7.2%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,683
5.00%, 5/1/33	50,000	54,524
City of Philadelphia PA Water & Wastewater Revenue, Sewer Impt., Series B, Revenue Bond
5.00%, 9/1/38	20,000	22,197
Monroeville Finance Authority, Series B, Revenue Bond
5.00%, 2/15/31	40,000	43,392
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	80,000	88,532
5.00%, 8/15/40	20,000	21,725
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond
5.00%, 5/15/37	80,000	86,995
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 9/1/31	60,000	66,496
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond
5.00%, 2/1/33	25,000	27,492
Total Pennsylvania		437,036
Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond
5.00%, 7/1/58	265,000	261,871
Rhode Island — 1.4%
Rhode Island Health & Educational Building Corp., Revenue Bond
5.00%, 11/1/33	75,000	84,285
South Carolina — 1.9%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	90,000	93,177
5.00%, 12/1/33	20,000	22,563
Total South Carolina		115,740
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond
5.00%, 7/1/34	60,000	67,091
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond
5.00%, 7/1/32	35,000	37,231
Total Tennessee		104,322
Texas — 10.5%
Central Texas Regional Mobility Authority, Highway Impt., Series B, Revenue Bond
5.00%, 1/1/39	55,000	58,420
Central Texas Turnpike System, Series A, Revenue Bond
5.00%, 8/15/38	75,000	82,649
City of Houston TX Airport System Revenue, Airport & Marina Impt., Revenue Bond
5.50%, 7/15/36	120,000	129,466
Dallas Fort Worth International Airport, Revenue Bond
5.00%, 11/1/31	65,000	70,842
5.00%, 11/1/32	55,000	59,775
Dallas Fort Worth International Airport, Series A, Revenue Bond
5.00%, 11/1/30	40,000	43,719
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	20,000	22,606
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/40	55,000	59,778
North Texas Tollway Authority, Series B, Revenue Bond
5.00%, 1/1/30	55,000	59,235
Texas State Technical College, Revenue Bond
5.00%, 8/1/27	50,000	51,307
Total Texas		637,797
Utah — 2.8%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond
5.00%, 7/1/27	20,000	20,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree High Income Laddered Municipal Fund (WTMY)

May 31, 2026

Investments	Principal Amount	Value
High Star Ranch Infrastructure Financing District, Sewer Impt.
6.25%, 12/1/55(a)	$150,000	$151,195
Total Utah		171,622
Wisconsin — 4.6%
Public Finance Authority, Highway Impt., Revenue Bond
6.50%, 12/31/65	250,000	277,668
TOTAL MUNICIPAL BONDS
(Cost: $5,896,692)		5,987,691
	Shares
MUTUAL FUND — 0.1%
BlackRock Liquidity MuniCash, Institutional Shares, 1.72%(b)
(Cost: $7,374)	7,374	7,374
TOTAL INVESTMENTS IN SECURITIES — 98.4% (Cost: $5,904,066)		5,995,065
Other Assets less Liabilities — 1.6%		95,948
NET ASSETS — 100.0%		$6,091,013

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$–	$5,987,691	$–	$5,987,691
Mutual Fund	–	7,374	–	7,374
Total Investments in Securities	$–	$5,995,065	$–	$5,995,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Inflation Plus Fund (WTIP) (consolidated)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 88.0%
U.S. Treasury Inflation Indexed Notes — 88.0%
0.13%, 7/15/26	$687,000	$953,355
0.13%, 10/15/26	882,000	1,069,145
0.38%, 1/15/27	628,000	855,883
0.13%, 4/15/27	932,000	1,079,634
0.38%, 7/15/27	714,000	958,414
1.63%, 10/15/27	981,000	1,102,938
0.50%, 1/15/28	737,000	973,622
1.25%, 4/15/28	979,000	1,074,918
0.75%, 7/15/28	650,000	847,309
2.38%, 10/15/28	1,030,000	1,139,668
0.88%, 1/15/29	567,000	731,652
2.13%, 4/15/29	1,053,000	1,144,548
0.25%, 7/15/29	677,000	845,368
1.63%, 10/15/29	1,122,000	1,187,200
0.13%, 1/15/30	769,000	940,388
1.63%, 4/15/30	1,178,000	1,225,794
0.13%, 7/15/30	838,000	1,023,087
1.13%, 10/15/30	1,227,000	1,234,944
0.13%, 1/15/31	883,000	1,049,760
1.25%, 4/15/31	639,000	636,826
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,164,841)		20,074,453
	Shares
EXCHANGE-TRADED FUND — 4.8%
United States — 4.8%
WisdomTree Bitcoin Fund*(a)
(Cost: $1,141,992)	14,224	1,103,498
MUTUAL FUND — 4.8%
United States — 4.8%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $1,087,688)	1,087,688	1,087,688
TOTAL INVESTMENTS IN SECURITIES — 97.6% (Cost: $22,394,521)		22,265,639
Other Assets less Liabilities — 2.4%		540,102
NET ASSETS — 100.0%		$22,805,741

*	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Dividend Income
WisdomTree Bitcoin Fund	$70,497	$1,470,628	$404,583	$5,022	$(38,066)	$1,103,498	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Inflation Plus Fund (WTIP) (consolidated)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Lead	33	6/16/26	$(1,652,681)	$(20,148)
Long Exposure
Aluminum	17	6/16/26	$1,580,422	$37,403
Brent Crude	9	6/30/26	820,080	7,776
Corn	65	7/14/26	1,451,938	(108,489)
E-Mini Gold	8	7/29/26	1,837,200	(10,978)
E-Mini Silver	9	6/26/26	1,707,187	6,156
Gasoline RBOB	9	4/30/27	976,336	75,552
HRW Wheat	46	7/14/26	1,494,425	40,656
Low Sulphur Gasoil	8	6/11/26	807,600	(120,045)
Natural Gas	37	11/25/26	1,526,620	(73,940)
Nickel	13	6/16/26	1,475,304	(46,498)
Wheat	49	7/14/26	1,495,725	219
WTI Crude Oil	11	12/21/26	848,540	23,585
Zinc	19	6/16/26	1,676,441	66,196
			$17,697,818	$(102,407)
Total - Net			$16,045,137	$(122,555)

ABBREVIATIONS:

RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$20,074,453	$–	$20,074,453
Exchange-Traded Fund	1,103,498	–	–	1,103,498
Mutual Fund	–	1,087,688	–	1,087,688
Total Investments in Securities	$1,103,498	$21,162,141	$–	$22,265,639
Financial Derivative Instruments
Futures Contracts[1]	$257,543	$–	$–	$257,543
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(380,098)	$–	$–	$(380,098)
Total - Net	$980,943	$21,162,141	$–	$22,143,084

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 0.7%
U.S. Treasury Bonds — 0.4%
4.63%, 2/15/46	$422,600	$403,682
5.00%, 5/15/46	575,800	577,577
Total U.S. Treasury Bonds		981,259
U.S. Treasury Notes — 0.3%
4.38%, 5/15/36	646,400	643,219
Total U.S. Treasury Notes		643,219
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,629,808)		1,624,478
CORPORATE BONDS — 96.3%
Canada — 0.1%
Ritchie Bros. Holdings, Inc.
7.75%, 3/15/31(a)	235,000	244,260
United States — 96.2%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	336,000	345,381
ACCO Brands Corp.
4.25%, 3/15/29(a)(b)	549,000	505,670
Acushnet Co.
5.63%, 12/1/33(a)	223,000	221,589
Adapthealth LLC
4.63%, 8/1/29(a)(b)	795,000	767,741
Adient Global Holdings Ltd.
7.50%, 2/15/33(a)	580,000	602,101
ADT Security Corp.
4.13%, 8/1/29(a)	455,000	437,210
5.88%, 10/15/33(a)	575,000	562,383
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	695,000	714,805
7.38%, 8/1/33(a)(b)	830,000	863,590
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	170,000	172,315
AECOM
6.00%, 8/1/33(a)	428,000	428,677
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28(a)	275,000	278,248
3.50%, 3/15/29(a)	486,000	464,212
4.88%, 2/15/30(a)	498,000	487,010
5.50%, 3/31/31(a)	310,000	305,556
5.75%, 3/31/34(a)	590,000	569,412
Allison Transmission, Inc.
5.88%, 6/1/29(a)	177,000	178,842
3.75%, 1/30/31(a)	360,000	337,606
Ally Financial, Inc.
6.70%, 2/14/33(b)	458,000	472,666
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	365,000	361,410
AMC Global Media, Inc.
4.25%, 2/15/29	68,000	60,407
10.50%, 7/15/32(a)	838,000	867,957
Amentum Holdings, Inc.
7.25%, 8/1/32(a)(b)	617,000	639,651
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	544,000	532,883
6.38%, 10/15/32(a)	681,000	684,134
7.75%, 10/15/33(a)(b)	1,205,000	1,209,365
American National Group, Inc.
7.00%, 12/1/55, (7.00% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 3.183% thereafter)(c)	265,000	260,460
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 6/1/30(a)	452,000	486,212
Amkor Technology, Inc.
5.88%, 10/1/33(a)	263,000	264,499
Amneal Pharmaceuticals LLC
6.88%, 8/1/32(a)	338,000	350,963
ANGI Group LLC
3.88%, 8/15/28(a)(b)	524,000	464,123
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	177,000	177,134
5.38%, 6/15/29(a)	95,000	95,049
6.63%, 2/1/32(a)	75,000	76,635
5.75%, 10/15/33(a)	100,000	99,015
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)	817,691	825,125
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	647,000	638,839
9.75%, 4/15/30(a)	106,000	114,226
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)(b)	297,000	297,111
Aramark Services, Inc.
5.00%, 2/1/28(a)	101,000	100,963
Arbor Realty SR, Inc.
7.88%, 7/15/30(a)(b)	365,000	343,197
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 9/1/32(a)	406,000	416,264
Arcosa, Inc.
6.88%, 8/15/32(a)	84,000	87,108
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	407,000	395,969
5.00%, 2/15/32(a)(b)	437,000	417,403
Avient Corp.
7.13%, 8/1/30(a)	253,000	257,750
6.25%, 11/1/31(a)	239,000	242,788
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 4/1/28(a)	595,000	586,801
5.38%, 3/1/29(a)(b)	869,000	852,511
8.25%, 1/15/30(a)(b)	994,000	1,026,139
8.00%, 2/15/31(a)	549,000	553,913
8.38%, 6/15/32(a)(b)	88,000	89,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	$334,000	$333,418
B&G Foods, Inc.
5.25%, 9/15/27	507,000	494,929
8.00%, 9/15/28(a)(b)	636,000	630,115
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	336,000	337,850
BKV Upstream Midstream LLC
7.50%, 10/15/30(a)	586,000	594,332
Block, Inc.
2.75%, 6/1/26	217,000	217,000
3.50%, 6/1/31	347,000	316,348
Boyd Gaming Corp.
4.75%, 6/15/31(a)	432,000	416,980
Brandywine Operating Partnership LP
8.88%, 4/12/29	340,000	358,452
Bread Financial Holdings, Inc.
6.75%, 5/15/31(a)	340,000	348,334
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	639,000	588,896
6.38%, 6/15/32(a)	561,000	566,547
6.38%, 3/1/34(a)	211,000	210,938
CACI International, Inc.
6.38%, 6/15/33(a)	310,000	317,312
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	1,082,000	1,043,752
7.00%, 2/15/30(a)	851,000	861,570
6.50%, 2/15/32(a)	550,000	537,004
6.00%, 10/15/32(a)(b)	680,000	609,497
California Resources Corp.
8.25%, 6/15/29(a)	712,000	743,678
Carpenter Technology Corp.
5.63%, 3/1/34(a)	167,000	166,488
Centene Corp.
4.25%, 12/15/27	477,000	475,868
2.45%, 7/15/28	869,000	824,654
4.63%, 12/15/29	1,120,000	1,091,237
3.38%, 2/15/30	908,000	844,973
3.00%, 10/15/30	897,000	808,886
2.50%, 3/1/31	874,000	761,538
Central Garden & Pet Co.
4.13%, 10/15/30	322,000	305,372
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	175,000	171,919
4.00%, 3/15/31(a)	449,000	421,093
Chord Energy Corp.
6.00%, 10/1/30(a)	535,000	541,882
6.75%, 3/15/33(a)	384,000	394,839
Churchill Downs, Inc.
4.75%, 1/15/28(a)	396,000	392,741
5.75%, 4/1/30(a)	528,000	528,061
Cinemark USA, Inc.
5.25%, 7/15/28(a)	197,000	196,273
7.00%, 8/1/32(a)(b)	150,000	155,431
Cipher Compute LLC
7.13%, 11/15/30(a)	974,000	1,015,778
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 2/15/30(a)	800,000	828,112
6.75%, 9/15/32(a)	915,000	938,031
Clean Harbors, Inc.
6.38%, 2/1/31(a)	75,000	76,255
5.75%, 10/15/33(a)	223,000	224,535
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	715,000	717,551
7.50%, 6/1/29(a)	916,000	920,163
7.88%, 4/1/30(a)	110,000	114,742
7.13%, 2/15/31(a)	355,000	367,259
7.50%, 3/15/33(a)	255,000	267,740
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	421,000	418,340
3.75%, 2/15/31(a)	510,000	476,148
Cleveland-Cliffs, Inc.
6.88%, 11/1/29(a)	832,000	851,222
6.75%, 4/15/30(a)	437,000	439,750
7.50%, 9/15/31(a)	515,000	531,979
7.00%, 3/15/32(a)(b)	951,000	962,963
7.38%, 5/1/33(a)	607,000	624,242
7.63%, 1/15/34(a)	915,000	943,455
Clue Opco LLC
9.50%, 10/15/31(a)(b)	603,000	567,245
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	557,000	551,157
6.88%, 1/15/30(a)	266,000	262,096
8.75%, 4/15/30(a)(b)	790,000	759,910
6.75%, 4/15/32(a)	666,000	641,015
CNX Resources Corp.
7.38%, 1/15/31(a)	562,000	577,343
7.25%, 3/1/32(a)	162,000	167,582
Coherent Corp.
5.00%, 12/15/29(a)	378,000	374,494
Coinbase Global, Inc.
3.38%, 10/1/28(a)	369,000	354,340
3.63%, 10/1/31(a)(b)	427,000	377,335
Commercial Metals Co.
5.75%, 11/15/33(a)	547,000	547,806
6.00%, 12/15/35(a)	460,000	461,403
Compass Minerals International, Inc.
8.00%, 7/1/30(a)	569,000	600,787
Comstock Resources, Inc.
6.75%, 3/1/29(a)	979,000	962,595
5.88%, 1/15/30(a)	1,052,000	995,623
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)(b)	161,000	167,030
CoreCivic, Inc.
8.25%, 4/15/29	2,000	2,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	$471,000	$464,865
7.50%, 12/15/33(a)	314,000	333,370
Credit Acceptance Corp.
9.25%, 12/15/28(a)	507,000	530,395
6.63%, 3/15/30(a)	263,000	265,023
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	231,000	220,240
Crown Americas LLC
5.25%, 4/1/30	424,000	426,418
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	176,000	176,284
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	390,000	390,307
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(b)(c)	478,000	498,468
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	1,023,000	1,067,514
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	397,000	401,388
DaVita, Inc.
4.63%, 6/1/30(a)	1,437,000	1,396,837
3.75%, 2/15/31(a)	1,011,000	941,022
6.88%, 9/1/32(a)	941,000	975,316
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	1,053,000	1,096,886
7.38%, 6/30/33(a)	430,000	444,281
Discovery Communications LLC
3.95%, 3/20/28	515,000	513,531
4.13%, 5/15/29	912,000	917,477
3.63%, 5/15/30	903,000	854,763
Discovery Global Holdings, Inc.
4.05%, 3/15/29	717,000	715,888
4.28%, 3/15/32(b)	918,000	835,435
5.05%, 3/15/42	181,000	132,531
5.14%, 3/15/52	1,207,000	835,950
DISH DBS Corp.
5.25%, 12/1/26(a)	1,027,000	1,023,991
7.38%, 7/1/28	414,000	402,251
5.75%, 12/1/28(a)	1,069,000	1,049,901
5.13%, 6/1/29	583,000	528,099
Diversified Healthcare Trust
4.38%, 3/1/31	487,000	444,134
Dycom Industries, Inc.
4.50%, 4/15/29(a)	142,000	139,560
EchoStar Corp.
10.75%, 11/30/29	706,998	768,869
6.75%, 11/30/30, PIK	862,192	882,814
Elanco Animal Health, Inc.
6.40%, 8/28/28	219,000	224,909
Elastic NV
4.13%, 7/15/29(a)	290,000	277,894
Element Solutions, Inc.
3.88%, 9/1/28(a)	233,000	227,304
Embecta Corp.
5.00%, 2/15/30(a)(b)	329,000	255,250
Encompass Health Corp.
4.50%, 2/1/28	271,000	270,173
4.75%, 2/1/30	163,000	160,518
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	478,000	508,933
6.63%, 4/15/31(a)	362,000	365,622
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	483,000	514,196
6.50%, 2/15/56, (6.50% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.676% thereafter)(c)	1,155,000	1,164,832
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	540,000	550,251
Enova International, Inc.
9.13%, 8/1/29(a)	580,000	607,922
Entegris, Inc.
5.95%, 6/15/30(a)	186,000	188,033
Esab Corp.
6.25%, 4/15/29(a)	169,000	172,276
Everforth, Inc.
4.63%, 5/15/28(a)	334,000	309,403
EW Scripps Co.
9.88%, 8/15/30(a)	648,000	620,370
Excelerate Energy LP
8.00%, 5/15/30(a)	622,000	658,801
Fair Isaac Corp.
4.00%, 6/15/28(a)	227,000	222,448
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	644,000	631,348
9.25%, 1/15/31(a)	567,000	598,378
FirstCash, Inc.
4.63%, 9/1/28(a)	162,000	159,887
5.63%, 1/1/30(a)	265,000	264,672
Fluor Corp.
4.25%, 9/15/28(b)	60,000	58,998
Ford Motor Co.
3.25%, 2/12/32	823,000	729,946
5.29%, 12/8/46(b)	395,000	330,677
Ford Motor Credit Co. LLC
4.95%, 5/28/27	419,000	419,958
7.35%, 11/4/27	409,000	422,149
6.80%, 11/7/28	373,000	386,614
5.80%, 3/8/29	409,000	415,062
5.11%, 5/3/29	637,000	635,224
5.30%, 9/6/29	272,000	272,452
7.35%, 3/6/30	370,000	393,981
4.00%, 11/13/30	392,000	370,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
6.13%, 3/8/34	$487,000	$494,231
6.50%, 2/7/35	215,000	221,928
Forestar Group, Inc.
6.50%, 3/15/33(a)	527,000	529,133
Gap, Inc.
3.63%, 10/1/29(a)	361,000	338,906
3.88%, 10/1/31(a)	474,000	434,330
Gates Corp.
6.88%, 7/1/29(a)	249,000	256,571
Gen Digital, Inc.
6.75%, 9/30/27(a)	714,000	718,505
6.25%, 4/1/33(a)	240,000	239,212
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 1/15/29	655,000	680,708
8.88%, 4/15/30	276,000	289,238
7.88%, 5/15/32	802,000	833,513
8.00%, 5/15/33	200,000	209,942
GEO Group, Inc.
8.63%, 4/15/29	450,000	469,547
10.25%, 4/15/31	416,000	450,376
Global Atlantic Fin Co.
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	531,000	533,840
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	190,000	191,338
4.00%, 1/15/31	518,000	490,343
5.63%, 9/15/34	302,000	301,308
5.75%, 11/1/37	240,000	236,696
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	306,000	288,319
Graham Holdings Co.
5.63%, 12/1/33(a)	175,000	172,412
Gray Media, Inc.
10.50%, 7/15/29(a)	1,186,000	1,257,985
4.75%, 10/15/30(a)	785,000	595,899
5.38%, 11/15/31(a)	1,080,000	775,516
9.63%, 7/15/32(a)	975,000	961,798
7.25%, 8/15/33(a)	584,000	579,758
Griffon Corp.
5.75%, 3/1/28	455,000	455,277
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	289,000	281,395
6.38%, 1/15/30(a)	229,000	233,043
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	573,000	588,631
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/56, (8.00% fixed rate until 6/1/31; 5-year Constant Maturity Treasury Rate + 4.301% thereafter)(c)	370,000	394,251
Hawaiian Electric Co., Inc.
6.00%, 10/1/33(a)	260,000	258,257
HealthEquity, Inc.
4.50%, 10/1/29(a)	347,000	338,355
Hess Midstream Operations LP
5.13%, 6/15/28(a)	181,000	180,692
6.50%, 6/1/29(a)	100,000	102,646
4.25%, 2/15/30(a)	179,000	173,521
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	159,000	153,909
4.88%, 1/15/30	221,000	219,203
4.00%, 5/1/31(a)	213,000	202,096
3.63%, 2/15/32(a)	149,000	136,957
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	999,000	973,353
4.88%, 7/1/31(a)	353,000	329,927
6.63%, 1/15/32(a)	670,000	682,281
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	425,000	399,921
iHeartCommunications, Inc.
9.13%, 5/1/29(a)	772,299	751,069
7.75%, 8/15/30(a)	534,000	490,754
Ingevity Corp.
3.88%, 11/1/28(a)	334,000	322,880
IQVIA, Inc.
5.00%, 5/15/27(a)	426,000	426,123
Kennedy-Wilson, Inc.
4.75%, 3/1/29	340,000	340,009
4.75%, 2/1/30	403,000	407,650
5.00%, 3/1/31(b)	275,000	277,760
Kinetik Holdings LP
6.63%, 12/15/28(a)	65,000	66,427
5.88%, 6/15/30(a)	429,000	431,423
Kodiak Gas Services LLC
6.50%, 10/1/33(a)	550,000	560,319
6.75%, 10/1/35(a)	310,000	318,906
Kohl's Corp.
5.13%, 5/1/31	565,000	484,175
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.00%, 7/15/31(a)	346,000	358,795
Lamar Media Corp.
3.75%, 2/15/28	193,000	189,324
3.63%, 1/15/31	423,000	396,108
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	96,000	95,496
4.13%, 1/31/30(a)	126,000	120,621
Level 3 Financing, Inc.
6.88%, 6/30/33(a)	1,010,000	1,041,964
7.00%, 3/31/34(a)	1,140,000	1,181,910
Levi Strauss & Co.
3.50%, 3/1/31(a)	198,000	182,625
Light & Wonder International, Inc.
7.50%, 9/1/31(a)	300,000	312,460
6.25%, 10/1/33(a)	582,000	575,799
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	608,000	606,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
Macy's Retail Holdings LLC
7.38%, 8/1/33(a)	$334,000	$349,214
Matador Resources Co.
6.50%, 4/15/32(a)	552,000	559,801
6.25%, 4/15/33(a)	515,000	518,454
Match Group Holdings II LLC
4.63%, 6/1/28(a)	254,000	250,691
3.63%, 10/1/31(a)	314,000	281,941
6.13%, 9/15/33(a)(b)	320,000	314,845
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	178,000	186,460
Methanex U.S. Operations, Inc.
6.25%, 3/15/32(a)(b)	468,000	482,389
MGM Resorts International
5.50%, 4/15/27	515,000	516,791
4.75%, 10/15/28(b)	315,000	312,527
6.50%, 4/15/32(b)	511,000	520,872
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	469,000	456,988
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	606,000	488,541
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,314,000	1,283,595
4.63%, 8/1/29	918,000	752,770
3.50%, 3/15/31	1,181,000	848,445
8.50%, 2/15/32(a)	1,173,000	1,224,133
Murphy Oil Corp.
6.00%, 10/1/32(b)	469,000	472,436
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	171,000	159,478
Mylan, Inc.
5.20%, 4/15/48	717,000	590,757
Navient Corp.
5.00%, 3/15/27	258,000	257,043
4.88%, 3/15/28	286,000	280,425
5.50%, 3/15/29(b)	505,000	485,244
9.38%, 7/25/30	634,000	647,123
11.50%, 3/15/31(b)	532,000	566,426
7.88%, 6/15/32	250,000	234,569
NCR Atleos Corp.
9.50%, 4/1/29(a)	785,000	840,295
NCR Voyix Corp.
5.00%, 10/1/28(a)	456,000	448,424
Nexstar Media, Inc.
4.75%, 11/1/28(a)(b)	652,000	642,379
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	801,000	833,058
8.38%, 2/15/32(a)	1,219,000	1,282,261
Noble Finance II LLC
8.00%, 4/15/30(a)	1,029,000	1,070,345
NRG Energy, Inc.
3.38%, 2/15/29(a)	278,000	265,516
5.25%, 6/15/29(a)	479,000	477,318
5.75%, 7/15/29(a)	408,000	408,600
3.63%, 2/15/31(a)	591,000	548,455
6.00%, 2/1/33(a)	527,000	531,231
6.25%, 11/1/34(a)	427,000	430,883
6.00%, 1/15/36(a)	1,045,000	1,038,877
NuStar Logistics LP
6.38%, 10/1/30	103,000	107,035
Occidental Petroleum Corp.
8.88%, 7/15/30	160,000	182,008
6.63%, 9/1/30	232,000	247,555
7.50%, 5/1/31	190,000	211,862
5.38%, 1/1/32(b)	302,000	310,637
6.45%, 9/15/36	288,000	313,216
6.60%, 3/15/46	595,000	638,264
6.05%, 10/1/54(b)	415,000	420,455
ON Semiconductor Corp.
3.88%, 9/1/28(a)	148,000	144,512
OneMain Finance Corp.
6.63%, 1/15/28	296,000	301,170
6.63%, 5/15/29	646,000	657,108
5.38%, 11/15/29	872,000	852,792
7.88%, 3/15/30	984,000	1,024,441
6.13%, 5/15/30	395,000	393,863
4.00%, 9/15/30	360,000	332,376
7.50%, 5/15/31	145,000	149,514
7.13%, 11/15/31	717,000	726,801
6.75%, 3/15/32	505,000	502,344
Option Care Health, Inc.
4.38%, 10/31/29(a)	234,000	225,157
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	315,000	315,103
4.25%, 1/15/29(a)	128,000	124,990
4.63%, 3/15/30(a)	401,000	390,394
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a)(b)	565,000	556,560
PacifiCorp
7.38%, 9/15/55, (7.375% fixed rate until 9/15/30; 5-year Constant Maturity Treasury Rate + 3.319% thereafter)(c)	495,000	504,523
Pagaya U.S. Holdings Co. LLC
8.88%, 8/1/30(a)(b)	528,000	413,815
Paramount Global
4.20%, 6/1/29	853,000	813,664
4.95%, 1/15/31	771,000	719,122
4.38%, 3/15/43	1,101,000	701,538
4.95%, 5/19/50	773,000	496,373
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	959,000	811,198
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	370,000	370,384
4.88%, 5/15/29(a)	460,000	449,212
7.00%, 2/1/30(a)	275,000	281,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
Patrick Industries, Inc.
6.38%, 11/1/32(a)	$408,000	$408,266
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	933,000	934,494
9.88%, 3/15/30(a)	100,000	106,995
7.88%, 9/15/30(a)	659,000	675,064
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	176,000	168,287
7.88%, 12/15/29(a)	272,000	282,805
7.13%, 11/15/30(a)	70,000	70,740
5.75%, 9/15/31(a)	183,000	172,890
6.88%, 5/15/32(a)	310,000	304,020
6.88%, 2/15/33(a)	518,000	503,554
6.75%, 2/15/34(a)	230,000	220,422
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	96,000	92,130
Performance Food Group, Inc.
4.25%, 8/1/29(a)	129,000	125,083
6.13%, 9/15/32(a)	181,000	183,256
Permian Resources Operating LLC
5.88%, 7/1/29(a)	418,000	418,455
7.00%, 1/15/32(a)	405,000	422,446
6.25%, 2/1/33(a)	135,000	138,695
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/1/29(a)	518,000	508,935
Phinia, Inc.
6.75%, 4/15/29(a)	264,000	271,704
Post Holdings, Inc.
4.63%, 4/15/30(a)	1,101,000	1,071,721
4.50%, 9/15/31(a)	985,000	925,236
6.25%, 2/15/32(a)	291,000	296,002
6.38%, 3/1/33(a)	981,000	979,502
Prestige Brands, Inc.
3.75%, 4/1/31(a)	220,000	202,223
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27(a)	394,000	386,648
PROG Holdings, Inc.
6.00%, 11/15/29(a)	556,000	546,134
PTC, Inc.
4.00%, 2/15/28(a)	245,000	240,805
Qorvo, Inc.
4.38%, 10/15/29	315,000	309,070
QXO Building Products, Inc.
6.75%, 4/30/32(a)	954,000	973,283
Range Resources Corp.
4.75%, 2/15/30(a)	212,000	207,655
Regal Rexnord Corp.
6.30%, 2/15/30	495,000	516,680
6.40%, 4/15/33	324,000	343,589
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 4/1/32(a)	184,000	188,780
6.50%, 6/15/33(a)	145,000	149,173
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	177,000	176,931
4.00%, 9/15/29(a)	307,000	293,109
ROBLOX Corp.
3.88%, 5/1/30(a)	515,000	486,298
Rocket Cos., Inc.
6.50%, 8/1/29(a)	347,000	355,241
6.13%, 8/1/30(a)	240,000	243,907
7.13%, 2/1/32(a)	49,000	50,792
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	369,000	361,244
Ryan Specialty LLC
5.88%, 8/1/32(a)(b)	228,000	226,738
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 4/1/32	287,000	295,099
Science Applications International Corp.
5.88%, 11/1/33(a)	416,000	411,255
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	610,000	530,053
Scripps Escrow II, Inc.
3.88%, 1/15/29(a)	443,000	410,880
Select Medical Corp.
6.25%, 12/1/32(a)(b)	170,000	165,748
Sensata Technologies BV
4.00%, 4/15/29(a)	385,000	376,348
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	449,000	421,416
Service Corp. International
3.38%, 8/15/30	576,000	535,591
4.00%, 5/15/31	299,000	281,779
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)(b)	345,000	345,381
Silgan Holdings, Inc.
4.13%, 2/1/28	108,000	106,714
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	529,000	424,248
8.13%, 2/15/33(a)	654,000	672,200
Sirius XM Radio LLC
5.00%, 8/1/27(a)	424,000	423,711
4.00%, 7/15/28(a)	1,161,000	1,131,700
5.50%, 7/1/29(a)	1,009,000	1,007,472
4.13%, 7/1/30(a)	1,113,000	1,049,351
3.88%, 9/1/31(a)	867,000	791,387
Skyworks Solutions, Inc.
3.00%, 6/1/31	248,000	224,940
Snap, Inc.
6.88%, 3/1/33(a)	1,026,000	1,017,513
Somnigroup International, Inc.
4.00%, 4/15/29(a)	466,000	448,182
3.88%, 10/15/31(a)	559,000	512,513
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	130,000	127,424
4.88%, 11/15/31(a)(b)	542,000	519,150
Sotera Health Holdings LLC
7.38%, 6/1/31(a)	508,000	529,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	$830,000	$830,447
6.50%, 6/1/32(a)	103,000	104,035
Stagwell Global LLC
5.63%, 8/15/29(a)	971,000	944,056
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	773,000	771,024
7.25%, 4/1/29(a)	345,000	358,338
6.50%, 7/1/30(a)	54,000	55,308
6.50%, 10/15/30(a)	150,000	153,553
5.75%, 1/15/31(a)	110,000	109,970
Station Casinos LLC
4.50%, 2/15/28(a)	510,000	503,002
4.63%, 12/1/31(a)	179,000	169,711
6.63%, 3/15/32(a)	178,000	180,763
Stonex Escrow Issuer LLC
6.88%, 7/15/32(a)	200,000	206,626
StoneX Group, Inc.
7.88%, 3/1/31(a)	528,000	556,085
SunCoke Energy, Inc.
4.88%, 6/30/29(a)(b)	344,000	329,759
Sunoco LP
5.63%, 3/15/31(a)	914,000	916,532
7.25%, 5/1/32(a)	641,000	670,084
6.25%, 7/1/33(a)	525,000	534,219
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	734,000	719,863
4.50%, 4/30/30	615,000	597,705
Synchrony Financial
7.25%, 2/2/33	528,000	547,286
Talen Energy Supply LLC
6.25%, 2/1/34(a)	742,000	740,162
6.50%, 2/1/36(a)	679,000	683,550
Talos Production, Inc.
9.00%, 2/1/29(a)	387,000	404,356
9.38%, 2/1/31(a)	686,000	728,840
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)(b)	267,000	264,752
5.75%, 11/15/32(a)	226,000	227,203
Teleflex, Inc.
4.25%, 6/1/28(a)	322,000	317,986
Tenet Healthcare Corp.
6.13%, 10/1/28	177,000	177,536
4.38%, 1/15/30	549,000	531,635
6.13%, 6/15/30	773,000	781,216
5.50%, 11/15/32(a)	550,000	548,274
Tenneco, Inc.
8.00%, 11/17/28(a)	936,000	942,030
Terex Corp.
5.00%, 5/15/29(a)	334,000	331,491
6.25%, 10/15/32(a)	361,000	366,800
Thor Industries, Inc.
4.00%, 10/15/29(a)	369,000	349,463
Tidewater, Inc.
9.13%, 7/15/30(a)	564,000	607,641
TopBuild Corp.
4.13%, 2/15/32(a)	241,000	242,940
5.63%, 1/31/34(a)	208,000	210,260
TransDigm, Inc.
6.75%, 8/15/28(a)	158,000	160,168
4.88%, 5/1/29	269,000	266,037
6.63%, 3/1/32(a)	601,000	618,963
6.38%, 5/31/33(a)	200,000	202,239
Transocean International Ltd.
8.75%, 2/15/30(a)	2,100	2,198
Travel & Leisure Co.
4.50%, 12/1/29(a)	698,000	674,085
6.13%, 9/1/33(a)	200,000	196,819
TriNet Group, Inc.
3.50%, 3/1/29(a)	364,000	340,453
TTM Technologies, Inc.
4.00%, 3/1/29(a)	305,000	295,652
Twilio, Inc.
3.63%, 3/15/29	281,000	271,157
3.88%, 3/15/31	65,000	61,180
U.S. Foods, Inc.
6.88%, 9/15/28(a)	122,000	125,125
4.75%, 2/15/29(a)	125,000	123,524
4.63%, 6/1/30(a)	249,000	242,625
5.75%, 4/15/33(a)	147,000	147,028
United Natural Foods, Inc.
6.75%, 10/15/28(a)	205,000	205,880
United Rentals North America, Inc.
3.88%, 11/15/27	164,000	162,487
4.88%, 1/15/28	190,000	190,258
4.00%, 7/15/30	141,000	135,177
3.88%, 2/15/31	438,000	414,606
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29(a)	731,000	753,446
6.25%, 10/1/33(a)	200,000	200,948
Vail Resorts, Inc.
6.50%, 5/15/32(a)	180,000	183,768
Valvoline, Inc.
3.63%, 6/15/31(a)(b)	367,000	335,415
Versant Media Group, Inc.
7.25%, 1/30/31(a)(b)	736,000	764,886
VF Corp.
2.80%, 4/23/27	343,000	335,975
2.95%, 4/23/30(b)	275,000	249,431
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	382,000	400,331
Viatris, Inc.
2.30%, 6/22/27	774,000	755,214
2.70%, 6/22/30	474,000	433,442
3.85%, 6/22/40	1,001,000	782,525
4.00%, 6/22/50	1,563,000	1,068,667
Victoria's Secret & Co.
4.63%, 7/15/29(a)	495,000	478,850
Viking Cruises Ltd.
9.13%, 7/15/31(a)	306,000	321,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

Investments	Principal Amount	Value
5.88%, 10/15/33(a)	$310,000	$310,562
Viper Energy Partners LLC
5.70%, 8/1/35	290,000	296,345
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	181,000	177,694
7.75%, 10/15/31(a)	397,000	416,421
VOC Escrow Ltd.
5.00%, 2/15/28(a)	406,000	405,723
Weatherford International Ltd.
6.75%, 10/15/33(a)	620,000	638,683
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	708,000	709,591
6.63%, 3/15/32(a)	314,000	324,148
WEX, Inc.
6.50%, 3/15/33(a)	301,000	299,657
Whirlpool Corp.
4.75%, 2/26/29	604,000	570,783
6.13%, 6/15/30(b)	634,000	597,114
6.50%, 6/15/33(b)	323,000	293,553
4.60%, 5/15/50	370,000	235,246
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	545,000	514,921
WULF Compute LLC
7.75%, 10/15/30(a)	1,030,000	1,084,369
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	289,000	285,162
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(a)	235,000	235,486
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(a)	270,000	268,181
7.13%, 2/15/31(a)	458,000	484,238
6.25%, 3/15/33(a)	314,000	315,424
XHR LP
4.88%, 6/1/29(a)	301,000	296,457
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a)	453,000	450,431
7.25%, 1/15/29(a)(b)	982,000	1,023,639
8.38%, 1/15/31(a)	520,000	557,771
8.63%, 3/15/33(a)(b)	835,000	898,477
XPO, Inc.
7.13%, 2/1/32(a)	241,000	250,024
Yum! Brands, Inc.
3.63%, 3/15/31	165,000	153,612
5.38%, 4/1/32	83,000	82,928
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)(b)	487,000	382,322
Total United States		227,965,278
TOTAL CORPORATE BONDS
(Cost: $227,406,279)		228,209,538
	Shares
MUTUAL FUND — 0.9%
United States — 0.9%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(d)
(Cost: $2,065,882)	2,065,882	$2,065,882
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(d)
(Cost: $3,634,997)	3,634,997	3,634,997
TOTAL INVESTMENTS IN SECURITIES — 99.4%
(Cost: $234,736,966)		235,534,895
Other Assets less Liabilities — 0.6%		1,333,030
NET ASSETS — 100.0%		$236,867,925

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,528,916 and the total market value of the collateral held by the Fund was $24,516,425. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,881,428.
(c)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2026.

OTHER ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	370	9/30/26	$(76,428,125)	$(140,466)
5 Year U.S. Treasury Note	1,099	9/30/26	(117,824,821)	(565,693)
U.S. Treasury Long Bond	7	9/21/26	(785,531)	(10,599)
U.S. Treasury Ultra Long Term Bond	39	9/21/26	(4,461,844)	(63,462)
Ultra 10 Year U.S. Treasury Note	19	9/21/26	(2,129,484)	(20,063)
			$(201,629,805)	$(800,283)
Long Exposure
10 Year U.S. Treasury Note	57	9/21/26	$6,260,203	$22,718
Total - Net			$(195,369,602)	$(777,565)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$1,624,478	$–	$1,624,478
Corporate Bonds	–	228,209,538	–	228,209,538
Mutual Fund	–	2,065,882	–	2,065,882
Investment of Cash Collateral for Securities Loaned	–	3,634,997	–	3,634,997
Total Investments in Securities	$–	$235,534,895	$–	$235,534,895
Financial Derivative Instruments
Futures Contracts[1]	$22,718	$–	$–	$22,718
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(800,283)	$–	$–	$(800,283)
Total - Net	$(777,565)	$235,534,895	$–	$234,757,330

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 24.6%
Federal Farm Credit Bank — 0.1%
1.23%, 9/10/29	$100,000	$90,804
Federal Home Loan Bank — 0.2%
4.25%, 12/10/27	100,000	100,339
3.25%, 11/16/28	85,000	83,647
Total Federal Home Loan Bank		183,986
Federal Home Loan Mortgage Corp. — 6.8%
3.00%, 4/1/27	902	897
2.50%, 3/1/28	2,973	2,931
2.50%, 4/1/28	7,624	7,501
3.50%, 1/1/29	3,908	3,866
2.50%, 6/1/29	8,487	8,320
3.00%, 8/1/29	4,242	4,180
2.50%, 1/1/30	5,670	5,537
2.50%, 2/1/30	8,252	8,052
3.00%, 4/1/30	8,863	8,699
6.75%, 3/15/31	245,000	272,461
3.00%, 4/1/31	43,688	42,585
3.00%, 7/1/32	41,169	39,849
6.25%, 7/15/32(a)	64,000	70,852
2.50%, 11/1/32	6,183	5,906
3.00%, 1/1/33	5,432	5,246
3.00%, 9/1/33	3,996	3,841
4.00%, 11/1/33	3,744	3,697
4.00%, 5/1/34	13,444	13,234
2.50%, 5/1/35	5,767	5,461
3.50%, 6/1/35	9,491	9,164
2.00%, 10/1/35	93,419	86,515
2.50%, 10/1/35	7,252	6,861
1.50%, 12/1/35	85,699	77,344
1.50%, 2/1/36	36,530	32,949
1.50%, 4/1/36	35,581	32,206
2.00%, 7/1/36	26,722	24,584
1.50%, 8/1/36	41,904	37,666
1.50%, 1/1/37	22,811	20,491
4.00%, 9/1/37	13,162	12,904
5.50%, 4/1/38	12,270	12,682
4.50%, 7/1/38	14,307	14,256
5.50%, 10/1/38	12,278	12,554
4.50%, 12/1/40	17,218	17,126
1.50%, 1/1/41	21,480	18,313
2.00%, 4/1/41	24,867	21,722
2.00%, 6/1/41	31,941	27,861
1.50%, 12/1/41	35,848	30,187
2.50%, 1/1/42	16,500	14,777
3.50%, 3/1/42	17,710	16,694
3.50%, 6/1/42	132,321	124,579
3.00%, 7/1/43	33,017	30,254
3.00%, 8/1/43	37,171	33,852
4.00%, 12/1/43	6,291	6,078
3.00%, 1/1/44	36,291	33,092
3.50%, 9/1/44	27,275	25,715
4.00%, 9/1/44	17,037	16,341
3.50%, 1/1/45	40,122	37,428
4.50%, 7/1/45	9,703	9,651
3.50%, 8/1/45	17,915	16,660
3.50%, 9/1/45	6,030	5,607
3.50%, 9/1/45	15,511	14,405
4.00%, 11/1/45	11,883	11,423
3.50%, 3/1/46	12,029	11,171
3.50%, 4/1/46	48,127	44,555
3.50%, 5/1/46	5,271	4,880
3.00%, 9/1/46	120,047	107,844
4.50%, 9/1/46	24,247	23,943
4.00%, 11/1/46	6,689	6,387
3.00%, 2/1/47	103,687	93,436
4.00%, 2/1/47	5,651	5,396
4.50%, 4/1/47	4,857	4,758
3.50%, 5/1/47	5,308	4,911
3.50%, 7/1/47	61,650	58,043
3.50%, 8/1/47	2,730	2,526
4.00%, 8/1/47	2,982	2,847
4.00%, 8/1/47	4,153	3,960
4.00%, 8/1/47	5,628	5,373
3.50%, 10/1/47	7,653	7,081
4.00%, 2/1/48	3,818	3,640
4.00%, 2/1/48	7,758	7,407
5.00%, 3/1/49	18,790	18,859
3.50%, 7/1/49	18,101	16,679
3.50%, 8/1/49	25,345	23,378
4.00%, 8/1/49	39,579	37,523
3.00%, 10/1/49	66,061	58,430
5.00%, 10/1/49	7,058	7,083
3.00%, 12/1/49	188,273	167,722
3.50%, 4/1/50	36,534	33,779
3.50%, 4/1/50	43,284	39,883
4.00%, 5/1/50	50,110	47,663
2.50%, 6/1/50	69,877	59,486
3.00%, 6/1/50	53,584	47,441
2.50%, 7/1/50	33,791	28,756
2.50%, 8/1/50	42,836	36,340
2.50%, 8/1/50	78,347	67,267
1.50%, 11/1/50	34,171	26,273
1.50%, 12/1/50	24,059	18,497
1.50%, 1/1/51	34,928	26,852
2.00%, 1/1/51	266,484	215,770
4.50%, 1/1/51	8,011	7,816
2.00%, 3/1/51	98,873	80,713
2.50%, 3/1/51	27,569	23,333
1.50%, 4/1/51	169,150	129,939
2.50%, 5/1/51	107,940	91,256
2.50%, 5/1/51	116,203	97,480
2.50%, 9/1/51	35,292	29,793
2.50%, 9/1/51	99,280	83,170
2.00%, 10/1/51	230,789	186,305
2.00%, 10/1/51	428,947	345,970
2.50%, 10/1/51	56,851	48,541
2.50%, 10/1/51	104,254	87,978
2.00%, 12/1/51	72,856	59,105
2.50%, 12/1/51	308,264	259,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
2.00%, 1/1/52	$87,037	$70,110
2.50%, 1/1/52	38,929	32,849
2.00%, 2/1/52	182,746	148,761
2.50%, 2/1/52	24,759	21,026
3.50%, 2/1/52	31,174	28,544
2.00%, 3/1/52	72,331	58,642
3.00%, 3/1/52	37,723	33,063
3.00%, 4/1/52	64,122	56,202
3.50%, 5/1/52	35,877	32,785
3.00%, 6/1/52	63,204	55,475
4.00%, 6/1/52	34,946	32,873
4.50%, 8/1/52	20,623	19,951
3.00%, 9/1/52	59,600	52,218
4.50%, 9/1/52	38,584	37,325
5.00%, 9/1/52	36,691	36,441
4.00%, 10/1/52	24,623	23,302
4.50%, 10/1/52	20,061	19,406
3.50%, 12/1/52	31,960	29,111
4.50%, 1/1/53	20,311	19,642
4.50%, 1/1/53	21,783	21,069
5.50%, 2/1/53	17,581	17,916
5.00%, 4/1/53	38,611	38,281
5.00%, 4/1/53	139,845	138,579
5.50%, 4/1/53	18,570	18,762
5.00%, 5/1/53	19,504	19,328
5.50%, 5/1/53	17,363	17,545
5.50%, 6/1/53	156,688	158,056
5.00%, 7/1/53	39,806	39,446
3.00%, 9/1/53	29,509	25,847
5.50%, 9/1/53	164,229	165,708
6.00%, 9/1/53	141,314	144,772
6.50%, 10/1/53	78,661	81,697
5.00%, 11/1/53	41,377	41,023
6.00%, 12/1/53	55,200	57,043
6.00%, 12/1/53	106,824	109,412
4.50%, 1/1/54	43,552	42,051
6.00%, 2/1/54	53,260	55,085
6.50%, 2/1/54	9,543	9,911
6.50%, 2/1/54	15,402	16,189
5.00%, 3/1/54	79,335	78,529
6.50%, 3/1/54	31,839	33,068
5.50%, 11/1/54	78,087	78,630
6.00%, 11/1/54	20,072	20,743
5.00%, 12/1/54	114,343	112,857
5.50%, 3/1/55	44,914	45,620
5.50%, 5/1/55	100,266	100,934
5.50%, 6/1/55	22,749	23,034
Total Federal Home Loan Mortgage Corp.		6,831,102
Federal National Mortgage Association — 8.1%
3.50%, 10/1/26	858	855
3.00%, 11/1/26	549	547
3.50%, 12/1/26	72	72
3.00%, 2/1/27	2,637	2,621
3.00%, 6/1/27	2,842	2,821
3.00%, 9/1/27	2,089	2,069
2.50%, 8/1/28	2,833	2,781
3.00%, 9/1/28	2,586	2,547
3.00%, 11/1/28	1,731	1,704
7.25%, 5/15/30	65,000	72,371
3.50%, 4/1/31	7,061	6,948
2.50%, 6/1/31	5,029	4,850
2.50%, 7/1/31	5,342	5,144
3.00%, 8/1/31	26,938	26,427
2.50%, 10/1/31	6,003	5,779
2.50%, 10/1/31	33,810	32,541
3.50%, 11/1/31	6,999	6,933
2.50%, 4/1/32	6,605	6,361
2.50%, 9/1/32	19,183	18,405
3.50%, 1/1/33	5,316	5,192
5.00%, 10/1/33	45,650	46,242
6.00%, 2/1/34	14,667	15,133
4.00%, 3/1/34	494	492
3.00%, 6/1/34	3,852	3,696
4.00%, 8/1/34	4,372	4,296
3.00%, 1/1/35	5,041	4,821
2.50%, 8/1/35	9,204	8,751
1.50%, 12/1/35	46,289	41,777
2.00%, 12/1/35	69,386	64,168
3.50%, 1/1/36	5,113	4,928
2.00%, 3/1/36	11,103	10,255
3.00%, 4/1/36	10,652	10,086
2.00%, 6/1/36	38,769	35,792
3.00%, 9/1/36	26,740	25,229
2.00%, 10/1/36	85,141	78,270
1.50%, 11/1/36	66,660	59,895
2.00%, 11/1/36	139,973	128,645
1.50%, 12/1/36	46,273	41,571
2.50%, 3/1/37	29,476	27,765
1.50%, 4/1/37	16,126	14,476
2.00%, 4/1/37	15,563	14,288
3.00%, 4/1/37	26,747	25,706
2.00%, 6/1/37	47,876	43,990
3.50%, 7/1/37	11,892	11,391
3.00%, 9/1/37	15,981	15,237
4.00%, 10/1/37	13,295	13,035
3.50%, 4/1/38	6,584	6,286
4.50%, 9/1/39	5,854	5,821
4.50%, 8/1/40	12,639	12,556
2.00%, 9/1/40	11,900	10,456
2.50%, 9/1/40	40,123	36,491
5.50%, 9/1/40	21,785	22,438
3.50%, 2/1/41	117,586	111,617
1.50%, 6/1/41	33,255	28,066
2.50%, 10/1/41	46,973	42,131
2.00%, 11/1/41	133,887	116,367
3.00%, 2/1/42	15,990	14,827
2.00%, 4/1/42	54,598	47,410
3.50%, 6/1/42	4,319	4,066
5.00%, 11/1/42	15,325	15,488
3.00%, 5/1/43	23,346	21,356
3.00%, 6/1/43	47,027	43,028
4.00%, 6/1/43	2,726	2,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.00%, 11/1/43	$5,100	$4,921
4.00%, 12/1/44	55,179	53,298
3.50%, 6/1/45	46,064	42,909
3.50%, 2/1/46	13,052	12,122
5.00%, 2/1/46	24,437	24,396
3.50%, 4/1/46	4,365	4,041
3.00%, 5/1/46	29,733	26,710
3.50%, 5/1/46	9,935	9,198
4.00%, 7/1/46	7,524	7,176
3.00%, 9/1/46	16,947	15,224
4.00%, 10/1/46	8,517	8,123
2.50%, 11/1/46	6,487	5,607
3.00%, 11/1/46	22,934	20,603
4.00%, 2/1/47	6,263	5,973
4.00%, 5/1/47	5,322	5,075
4.00%, 5/1/47	9,926	9,464
4.00%, 8/1/47	5,670	5,407
3.50%, 11/1/47	6,617	6,114
3.00%, 12/1/47	39,470	35,458
3.50%, 1/1/48	7,044	6,510
4.00%, 1/1/48	36,346	34,656
4.00%, 4/1/48	106,749	101,702
4.50%, 5/1/48	11,067	10,823
4.50%, 6/1/48	84,188	82,336
4.50%, 7/1/48	17,018	16,645
4.00%, 9/1/48	49,208	46,881
4.00%, 11/1/48	58,645	55,918
5.00%, 5/1/49	25,820	25,914
3.00%, 9/1/49	78,135	69,713
4.00%, 10/1/49	7,242	6,866
5.00%, 11/1/49	22,861	22,990
4.50%, 3/1/50	45,263	44,295
5.00%, 3/1/50	16,172	16,228
3.50%, 4/1/50	5,792	5,323
3.50%, 5/1/50	90,030	83,050
4.00%, 5/1/50	33,979	32,172
2.50%, 7/1/50	57,243	48,563
3.00%, 7/1/50	90,940	80,730
2.00%, 8/1/50	73,030	59,468
2.50%, 8/1/50	73,536	62,351
2.50%, 8/1/50	255,870	216,833
3.50%, 8/1/50	18,845	17,396
2.00%, 9/1/50	79,231	64,883
2.00%, 10/1/50	166,256	134,790
2.00%, 11/1/50	159,408	129,126
2.00%, 12/1/50	216,335	176,752
2.00%, 12/1/50	326,350	266,124
3.00%, 12/1/50	44,441	39,257
1.50%, 1/1/51	31,496	24,214
1.50%, 2/1/51	28,512	21,941
1.50%, 3/1/51	42,131	32,366
1.50%, 3/1/51	43,209	33,194
2.00%, 3/1/51	205,997	169,270
2.00%, 4/1/51	16,231	13,238
2.50%, 4/1/51	46,055	38,951
2.50%, 5/1/51	161,956	136,932
2.50%, 6/1/51	160,846	137,363
2.00%, 7/1/51	111,393	90,193
2.50%, 8/1/51	183,306	154,801
2.00%, 9/1/51	143,040	115,370
2.50%, 9/1/51	55,571	46,610
2.50%, 9/1/51	107,031	90,354
2.00%, 10/1/51	608,189	490,539
1.50%, 11/1/51	58,511	44,945
2.00%, 12/1/51	211,210	170,172
2.50%, 1/1/52	138,892	118,602
3.00%, 1/1/52	63,756	55,749
3.00%, 1/1/52	76,084	66,528
2.00%, 2/1/52	65,106	53,275
2.00%, 2/1/52	151,238	121,825
2.50%, 2/1/52	60,879	51,001
2.50%, 3/1/52	159,394	135,739
2.50%, 4/1/52	37,352	31,730
3.00%, 5/1/52	100,972	89,012
2.50%, 6/1/52	79,636	67,113
3.50%, 6/1/52	76,719	70,107
4.00%, 7/1/52	37,395	35,191
4.00%, 8/1/52	37,420	35,188
4.50%, 8/1/52	37,150	35,940
2.50%, 9/1/52	72,025	60,699
2.50%, 9/1/52	87,916	74,218
4.00%, 9/1/52	111,729	105,049
5.00%, 9/1/52	35,188	34,940
4.00%, 11/1/52	58,601	55,125
4.50%, 11/1/52	47,785	46,291
5.50%, 11/1/52	17,429	17,700
4.50%, 12/1/52	20,537	19,868
5.50%, 12/1/52	51,388	52,171
5.00%, 1/1/53	26,331	26,146
5.50%, 1/1/53	19,285	19,571
4.50%, 2/1/53	136,520	132,009
5.50%, 2/1/53	18,159	18,469
5.50%, 2/1/53	35,026	35,601
6.00%, 3/1/53	44,023	45,244
5.50%, 4/1/53	25,400	25,666
5.50%, 7/1/53	17,675	17,843
5.00%, 8/1/53	19,851	19,681
5.00%, 8/1/53	38,942	38,589
6.00%, 9/1/53	14,195	14,543
6.00%, 11/1/53	17,087	17,535
6.50%, 11/1/53	21,099	21,914
6.00%, 12/1/53	70,248	72,012
6.50%, 1/1/54	19,114	19,877
5.00%, 4/1/54	82,463	81,391
6.50%, 4/1/54	47,632	49,456
5.50%, 6/1/54	144,035	144,958
5.50%, 7/1/54	49,315	50,081
6.00%, 8/1/54	34,389	35,206
6.50%, 8/1/54	52,297	54,972
5.00%, 9/1/54	19,814	19,601
6.00%, 10/1/54	37,696	39,024
5.50%, 11/1/54	39,753	40,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.50%, 11/1/54	$44,534	$45,234
Total Federal National Mortgage Association		8,086,239
Government National Mortgage Association — 5.8%
2.50%, 7/20/28	7,867	7,727
2.00%, 5/20/36	22,156	20,289
5.00%, 2/20/43	12,098	12,254
5.00%, 4/20/44	30,673	31,088
5.00%, 7/20/44	5,206	5,273
5.00%, 8/20/44	4,882	4,945
4.50%, 9/20/44	18,238	18,011
3.50%, 10/20/44	22,327	20,881
3.00%, 1/20/45	7,763	7,084
4.00%, 4/20/45	22,903	21,863
3.00%, 7/20/45	28,856	26,120
3.50%, 12/20/45	10,401	9,610
3.00%, 5/20/46	46,454	41,941
3.00%, 12/20/46	5,028	4,539
4.00%, 1/20/47	10,219	9,743
4.50%, 1/20/47	13,065	12,901
4.00%, 7/20/47	50,022	47,637
3.50%, 9/20/47	59,600	55,079
4.50%, 10/20/47	4,562	4,477
3.50%, 1/20/48	71,614	66,181
4.00%, 1/20/48	20,229	19,265
3.50%, 2/20/48	31,486	29,098
3.50%, 3/20/48	10,233	9,457
3.50%, 4/20/48	18,239	16,856
3.50%, 6/20/48	29,979	27,705
3.50%, 7/20/48	26,157	24,099
4.00%, 9/20/48	16,190	15,407
4.50%, 9/20/48	9,162	8,988
3.50%, 10/20/48	36,802	33,906
4.50%, 1/20/49	9,330	9,153
3.50%, 3/20/49	4,545	4,187
4.00%, 3/20/49	16,562	15,761
4.50%, 3/20/49	4,287	4,206
5.00%, 3/20/49	7,828	7,877
4.00%, 4/20/49	6,859	6,508
4.50%, 4/20/49	24,230	23,770
3.50%, 7/20/49	25,682	23,637
3.50%, 8/20/49	15,182	13,973
3.00%, 9/20/49	41,340	36,923
3.00%, 10/20/49	49,151	43,885
4.00%, 10/20/49	18,837	17,873
2.50%, 11/20/49	29,264	25,177
3.00%, 1/20/50	4,684	4,179
3.50%, 1/20/50	3,306	3,043
4.50%, 1/20/50	6,642	6,516
3.00%, 5/20/50	17,907	15,986
2.50%, 6/20/50	24,042	20,605
3.00%, 6/20/50	33,123	29,540
3.50%, 7/20/50	38,321	35,270
5.00%, 7/20/50	30,711	31,058
2.50%, 8/20/50	50,555	43,061
3.00%, 9/20/50	57,341	51,168
4.00%, 9/20/50	26,943	25,563
2.50%, 10/20/50	21,513	18,434
3.00%, 11/20/50	52,457	46,804
3.50%, 1/20/51	35,953	33,069
2.00%, 3/20/51	205,830	169,060
2.50%, 3/20/51	186,277	159,480
3.00%, 7/20/51	42,293	37,674
2.00%, 8/20/51	32,535	26,723
2.50%, 8/20/51	83,120	71,162
1.50%, 9/20/51	17,404	13,682
2.00%, 9/20/51	253,411	208,142
2.50%, 9/20/51	227,388	194,676
3.00%, 9/20/51	74,856	66,670
2.00%, 11/20/51	231,413	190,074
2.50%, 11/20/51	60,666	51,938
3.50%, 2/20/52	17,210	15,778
2.00%, 3/20/52	98,650	81,037
2.50%, 4/20/52	144,560	123,768
3.00%, 4/20/52	35,271	31,385
3.00%, 5/20/52	89,448	79,593
3.50%, 6/20/52	79,352	72,622
3.00%, 7/20/52	52,651	46,850
4.50%, 7/20/52	236,679	229,985
4.00%, 8/20/52	36,939	34,863
3.50%, 9/20/52	18,669	17,082
4.00%, 9/20/52	63,642	60,065
4.50%, 9/20/52	36,348	35,309
4.00%, 10/20/52	18,762	17,708
5.00%, 12/20/52	53,663	53,407
5.50%, 12/20/52	76,349	77,592
5.00%, 2/20/53	195,190	194,352
4.50%, 4/20/53	19,761	19,163
5.00%, 7/20/53	78,547	78,089
6.00%, 7/20/53	112,487	115,138
4.00%, 11/20/53	20,807	19,637
6.50%, 12/20/53	8,139	8,501
5.50%, 3/20/54	16,785	17,004
6.00%, 4/20/54	12,331	12,624
6.00%, 8/20/54	26,205	26,826
4.50%, 9/20/54	23,064	22,261
5.00%, 10/20/54	43,335	42,945
2.50%, 6/20/55(b)	125,000	106,966
4.50%, 7/15/55(b)	25,000	23,731
2.00%, 6/15/56(b)	100,000	82,111
6.00%, 6/15/56(b)	225,000	229,274
7.00%, 6/15/56(b)	25,000	25,851
3.00%, 6/20/56(b)	50,000	44,458
3.50%, 6/20/56(b)	25,000	22,524
4.00%, 6/20/56(b)	50,000	46,506
4.50%, 6/20/56(b)	100,000	96,201
5.00%, 6/20/56(b)	300,000	296,312
5.50%, 6/20/56(b)	625,000	628,944
6.50%, 6/20/56(b)	100,000	104,155
5.00%, 7/15/56(b)	50,000	48,823
5.50%, 7/15/56(b)	25,000	25,116
6.50%, 7/15/56(b)	25,000	26,001
Total Government National Mortgage Association		5,739,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Tennessee Valley Authority — 0.2%
3.88%, 3/15/28	$60,000	$59,918
4.65%, 6/15/35	50,000	50,591
5.25%, 9/15/39	30,000	31,122
4.25%, 9/15/52	34,000	28,433
Total Tennessee Valley Authority		170,064
Uniform Mortgage-Backed Securities — 3.4%
3.50%, 7/15/40	25,000	23,967
4.50%, 6/1/41(b)	50,000	49,475
5.00%, 6/1/41(b)	75,000	75,423
1.50%, 6/15/41(b)	25,000	22,449
2.00%, 6/15/41(b)	50,000	45,896
2.50%, 6/15/41(b)	50,000	47,102
5.50%, 6/15/41(b)	25,000	25,464
6.00%, 6/15/41(b)	25,000	25,747
4.00%, 7/15/41(b)	25,000	24,281
2.00%, 6/1/56(b)	25,000	20,016
2.50%, 6/1/56(b)	25,000	20,938
3.00%, 6/1/56(b)	100,000	87,352
3.50%, 6/1/56(b)	125,000	113,663
4.00%, 6/1/56(b)	125,000	117,045
4.50%, 6/1/56(b)	150,000	143,999
5.00%, 6/1/56(b)	575,000	565,793
5.50%, 6/1/56(b)	625,000	627,875
6.00%, 6/1/56(b)	775,000	791,445
6.50%, 6/1/56(b)	275,000	285,799
1.50%, 6/15/56(b)	50,000	38,340
7.00%, 6/15/56(b)	100,000	105,839
4.50%, 7/1/56(b)	25,000	23,977
5.00%, 7/1/56(b)	100,000	98,275
5.50%, 7/1/56(b)	25,000	25,076
Total Uniform Mortgage-Backed Securities		3,405,236
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $25,327,861)		24,506,919
U.S. GOVERNMENT OBLIGATIONS — 46.0%
U.S. Treasury Bonds — 9.4%
6.25%, 5/15/30	65,000	70,053
4.75%, 2/15/37	20,000	20,545
4.25%, 5/15/39	10,000	9,627
4.38%, 11/15/39	30,000	29,034
4.38%, 5/15/40	20,000	19,272
3.88%, 8/15/40	30,000	27,274
4.25%, 11/15/40	15,000	14,188
1.88%, 2/15/41	300,000	207,047
2.25%, 5/15/41	325,000	235,904
4.38%, 5/15/41	30,000	28,650
1.75%, 8/15/41	305,000	203,373
2.00%, 11/15/41	325,000	223,945
3.13%, 2/15/42	320,000	258,900
3.00%, 5/15/42	250,000	198,047
3.25%, 5/15/42	210,000	172,184
2.75%, 8/15/42	150,000	114,000
4.00%, 11/15/42	155,000	139,367
3.13%, 2/15/43	70,000	55,661
3.88%, 2/15/43	65,000	57,352
3.88%, 5/15/43	310,000	272,800
4.38%, 8/15/43	90,000	84,284
4.75%, 11/15/43	80,000	78,369
3.63%, 2/15/44	25,000	21,080
4.50%, 2/15/44	160,000	151,713
3.38%, 5/15/44	50,000	40,562
4.63%, 5/15/44	145,000	139,483
3.13%, 8/15/44	125,000	97,295
4.13%, 8/15/44	90,000	81,000
4.63%, 11/15/44	115,000	110,328
4.75%, 2/15/45	70,000	68,173
3.00%, 5/15/45	10,000	7,553
5.00%, 5/15/45	100,000	100,430
2.88%, 8/15/45	175,000	129,008
4.88%, 8/15/45	50,000	49,391
4.63%, 11/15/45	85,000	81,248
2.50%, 2/15/46	295,000	201,983
4.63%, 2/15/46	255,000	243,585
2.50%, 5/15/46	220,000	150,081
5.00%, 5/15/46	50,000	50,154
2.25%, 8/15/46	120,000	77,681
3.00%, 2/15/47	55,000	40,674
2.75%, 8/15/47	50,000	35,113
2.75%, 11/15/47	100,000	70,016
3.00%, 2/15/48	105,000	76,789
3.13%, 5/15/48	40,000	29,853
3.38%, 11/15/48	50,000	38,855
3.00%, 2/15/49	210,000	152,037
2.88%, 5/15/49	460,000	324,336
2.38%, 11/15/49	165,000	104,208
2.00%, 2/15/50	295,000	170,270
1.25%, 5/15/50	385,000	181,221
1.38%, 8/15/50	255,000	123,695
1.63%, 11/15/50	255,000	131,923
1.88%, 2/15/51	325,000	178,801
2.38%, 5/15/51(a)	355,000	219,934
2.00%, 8/15/51	100,000	56,391
1.88%, 11/15/51	260,000	141,477
2.25%, 2/15/52	180,000	107,353
2.88%, 5/15/52	125,000	85,723
4.00%, 11/15/52	10,000	8,491
3.63%, 2/15/53	260,000	206,253
3.63%, 5/15/53	95,000	75,287
4.13%, 8/15/53	100,000	86,734
4.75%, 11/15/53	225,000	216,193
4.25%, 2/15/54	210,000	185,998
4.63%, 5/15/54	245,000	231,027
4.25%, 8/15/54	220,000	194,906
4.50%, 11/15/54	80,000	73,913
4.63%, 2/15/55(a)	220,000	207,505
4.75%, 5/15/55	310,000	298,448
4.75%, 8/15/55	220,000	211,888
4.63%, 11/15/55	300,000	283,242
4.75%, 2/15/56	325,000	313,346
5.00%, 5/15/56	125,000	125,400
Total U.S. Treasury Bonds		9,307,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
U.S. Treasury Notes — 36.6%
4.63%, 6/15/27	$420,000	$423,076
0.50%, 6/30/27	50,000	48,212
3.25%, 6/30/27	375,000	372,407
3.75%, 6/30/27	440,000	439,270
4.38%, 7/15/27	310,000	311,538
2.75%, 7/31/27	30,000	29,599
3.88%, 7/31/27	230,000	229,838
2.25%, 8/15/27	300,000	294,123
3.75%, 8/15/27	140,000	139,702
3.63%, 8/31/27	220,000	219,158
3.38%, 9/15/27	100,000	99,299
0.38%, 9/30/27	200,000	190,840
3.50%, 9/30/27	220,000	218,741
3.50%, 10/31/27	200,000	198,734
2.25%, 11/15/27	220,000	214,702
3.38%, 11/30/27	160,000	158,637
4.00%, 12/15/27	190,000	190,078
0.63%, 12/31/27	460,000	436,524
3.38%, 12/31/27	350,000	346,753
3.88%, 12/31/27	300,000	299,508
4.25%, 1/15/28	285,000	286,147
0.75%, 1/31/28	150,000	142,230
3.50%, 1/31/28	450,000	446,476
2.75%, 2/15/28(a)	500,000	489,834
4.25%, 2/15/28	285,000	286,219
1.13%, 2/29/28	360,000	342,724
3.38%, 2/29/28	380,000	376,133
3.88%, 3/15/28	110,000	109,783
3.63%, 3/31/28	150,000	149,027
3.88%, 3/31/28	300,000	299,367
1.25%, 4/30/28	475,000	451,129
3.50%, 4/30/28	150,000	148,623
3.75%, 4/30/28	615,000	612,201
2.88%, 5/15/28	260,000	254,531
3.75%, 5/15/28	220,000	218,964
1.25%, 5/31/28	225,000	213,209
3.63%, 5/31/28	240,000	238,266
4.00%, 5/31/28	100,000	100,012
3.88%, 6/15/28	200,000	199,484
1.25%, 6/30/28	95,000	89,823
3.88%, 7/15/28	190,000	189,458
4.13%, 7/31/28	400,000	400,922
2.88%, 8/15/28	300,000	292,828
3.63%, 8/15/28	185,000	183,490
4.38%, 8/31/28	130,000	130,980
3.38%, 9/15/28	180,000	177,469
1.25%, 9/30/28	145,000	136,119
3.50%, 10/15/28	310,000	306,295
1.38%, 10/31/28	295,000	277,116
3.50%, 11/15/28	170,000	167,888
1.50%, 11/30/28	200,000	188,062
3.50%, 12/15/28	170,000	167,815
3.75%, 12/31/28	355,000	352,504
4.00%, 1/31/29	215,000	214,756
3.50%, 2/15/29	150,000	147,926
1.88%, 2/28/29	165,000	155,777
4.25%, 2/28/29	195,000	196,021
3.50%, 3/15/29	275,000	271,122
2.38%, 3/31/29	200,000	191,148
4.13%, 3/31/29	490,000	490,995
3.88%, 4/15/29	225,000	223,972
2.88%, 4/30/29	170,000	164,568
4.63%, 4/30/29	170,000	172,643
2.38%, 5/15/29	410,000	391,182
3.88%, 5/15/29	325,000	323,489
2.75%, 5/31/29	380,000	366,180
4.50%, 5/31/29	175,000	177,167
3.25%, 6/30/29	255,000	249,113
4.25%, 6/30/29	405,000	407,199
4.00%, 7/31/29	45,000	44,916
3.13%, 8/31/29	300,000	291,434
3.63%, 8/31/29	130,000	128,238
3.50%, 9/30/29(a)	150,000	147,334
4.00%, 10/31/29	240,000	239,419
4.13%, 10/31/29	320,000	320,437
1.75%, 11/15/29	285,000	263,926
4.13%, 11/30/29	275,000	275,387
3.50%, 1/31/30	175,000	171,486
4.25%, 1/31/30	320,000	321,675
1.50%, 2/15/30	265,000	241,678
4.00%, 2/28/30	325,000	323,934
3.63%, 3/31/30	290,000	285,208
4.00%, 3/31/30(a)	300,000	298,992
3.50%, 4/30/30	100,000	97,840
3.88%, 4/30/30	155,000	153,735
3.75%, 5/31/30	100,000	98,707
4.00%, 5/31/30	420,000	418,392
3.75%, 6/30/30	100,000	98,652
3.88%, 6/30/30	240,000	237,900
3.88%, 7/31/30	140,000	138,748
4.00%, 7/31/30	6,000	5,975
0.63%, 8/15/30	275,000	238,294
3.63%, 8/31/30	200,000	196,172
4.63%, 9/30/30	130,000	132,585
3.63%, 10/31/30	240,000	235,219
0.88%, 11/15/30	110,000	95,601
3.50%, 11/30/30	200,000	194,922
4.38%, 11/30/30	370,000	373,729
3.63%, 12/31/30	195,000	190,925
3.75%, 12/31/30	20,000	19,685
3.75%, 1/31/31	25,000	24,600
1.13%, 2/15/31	285,000	248,829
3.50%, 2/28/31	250,000	243,301
3.88%, 3/31/31	275,000	271,917
4.13%, 3/31/31	115,000	114,915
3.88%, 4/30/31	340,000	336,109
4.63%, 4/30/31	265,000	270,600
1.63%, 5/15/31	345,000	306,349
4.13%, 5/31/31	325,000	324,848
4.63%, 5/31/31	85,000	86,796
4.25%, 6/30/31	230,000	231,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.13%, 7/31/31	$550,000	$549,248
1.25%, 8/15/31	280,000	242,123
3.75%, 8/31/31	350,000	343,178
3.63%, 9/30/31	320,000	311,750
1.38%, 11/15/31	650,000	561,590
4.13%, 11/30/31	30,000	29,921
1.88%, 2/15/32	70,000	61,786
4.13%, 2/29/32	125,000	124,521
4.13%, 3/31/32	230,000	229,075
4.00%, 4/30/32	210,000	207,703
2.88%, 5/15/32	285,000	265,017
4.13%, 5/31/32	160,000	159,231
4.00%, 6/30/32	100,000	98,812
4.00%, 7/31/32	150,000	148,125
2.75%, 8/15/32	350,000	321,781
3.88%, 8/31/32	140,000	137,233
3.88%, 9/30/32	140,000	137,178
3.75%, 10/31/32	80,000	77,769
4.13%, 11/15/32	125,000	124,136
3.75%, 11/30/32	130,000	126,303
3.88%, 12/31/32	120,000	117,375
4.00%, 1/31/33	305,000	300,330
4.25%, 3/31/33	250,000	249,668
4.13%, 4/30/33	225,000	222,926
3.38%, 5/15/33	555,000	524,778
4.25%, 5/31/33	140,000	139,746
3.88%, 8/15/33	440,000	428,570
4.50%, 11/15/33	290,000	293,466
4.00%, 2/15/34	385,000	376,819
4.38%, 5/15/34	215,000	215,521
3.88%, 8/15/34	605,000	585,148
4.25%, 11/15/34	350,000	347,020
4.63%, 2/15/35(a)	540,000	549,408
4.25%, 5/15/35	210,000	207,703
4.25%, 8/15/35(a)	255,000	251,932
4.00%, 11/15/35	440,000	425,666
4.13%, 2/15/36	510,000	497,688
4.38%, 5/15/36	300,000	298,523
Total U.S. Treasury Notes		36,458,316
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $46,444,420)		45,766,240
CORPORATE BONDS — 24.0%
Australia — 0.2%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,246
5.00%, 9/30/43	48,000	45,308
Rio Tinto Finance USA PLC
5.88%, 3/14/65	30,000	30,727
Westpac Banking Corp.
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	50,000	45,160
4.42%, 7/24/39	30,000	26,965
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	24,807
5.70%, 9/12/54	25,000	23,961
Total Australia		207,174
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	83,000	75,879
Bermuda — 0.0%
Triton Container International Ltd./TAL International Container Corp.
5.15%, 2/15/33	50,000	49,194
Brazil — 0.1%
Suzano Austria GmbH
3.75%, 1/15/31(a)	41,000	38,384
Vale Overseas Ltd.
6.13%, 6/12/33	20,000	21,091
Total Brazil		59,475
Canada — 0.8%
Bank of Montreal
4.44%, 1/14/32, Series J, (4.439% fixed rate until 1/14/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	25,000	24,624
Bank of Nova Scotia
4.04%, 9/15/28, (4.043% fixed rate until 9/15/27; Secured Overnight Financing Rate + 0.76% thereafter)(c)	50,000	49,785
2.15%, 8/1/31	50,000	44,285
Barrick North America Finance LLC
5.70%, 5/30/41	10,000	10,186
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,096
4.70%, 9/20/47	18,000	15,340
Canadian Imperial Bank of Commerce
4.24%, 9/8/28, (4.243% fixed rate until 9/8/27; Secured Overnight Financing Index + 0.60% thereafter)(c)	25,000	24,946
3.60%, 4/7/32	25,000	23,532
Canadian National Railway Co.
3.85%, 8/5/32	25,000	23,907
Canadian Natural Resources Ltd.
3.85%, 6/1/27	18,000	17,930
Cenovus Energy, Inc.
6.75%, 11/15/39	5,000	5,527
Enbridge, Inc.
5.63%, 4/5/34	25,000	25,900
6.70%, 11/15/53(a)	10,000	11,039
Nutrien Ltd.
2.95%, 5/13/30	40,000	37,620
5.63%, 12/1/40	5,000	4,979
Royal Bank of Canada
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	50,000	50,086
3.88%, 5/4/32	25,000	24,021
Suncor Energy, Inc.
3.75%, 3/4/51	30,000	21,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Toronto-Dominion Bank
4.57%, 6/2/28	$68,000	$68,215
5.52%, 7/17/28	10,000	10,230
4.11%, 10/13/28	170,000	168,755
4.78%, 12/17/29(a)	50,000	50,490
4.46%, 6/8/32	20,000	19,705
TransCanada PipeLines Ltd.
4.25%, 5/15/28	41,000	40,846
Total Canada		798,743
France — 0.1%
TotalEnergies Capital International SA
3.46%, 7/12/49	45,000	32,318
TotalEnergies Capital USA LLC
4.57%, 1/13/33	25,000	24,704
4.86%, 1/13/36	25,000	24,670
Total France		81,692
Germany — 0.2%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	50,000	47,156
Kreditanstalt fuer Wiederaufbau
4.63%, 3/18/30	50,000	50,906
3.75%, 7/15/30	100,000	98,644
Total Germany		196,706
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	130,000	134,677
Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.
4.15%, 3/7/39(a)	55,000	49,785
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	53,000	46,739
ORIX Corp.
5.40%, 2/25/35	10,000	10,125
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27(a)	16,000	15,802
5.42%, 7/9/31	120,000	123,159
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	18,959
Total Japan		264,569
Luxembourg — 0.0%
ArcelorMittal SA
6.00%, 6/17/34	45,000	47,433
Mexico — 0.1%
America Movil SAB de CV
6.13%, 11/15/37	65,000	68,385
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,547
Total Mexico		73,932
Netherlands — 0.1%
Cooperatieve Rabobank UA
4.80%, 1/9/29	100,000	101,157
Norway — 0.1%
Equinor ASA
3.63%, 9/10/28	24,000	23,736
2.38%, 5/22/30	60,000	55,517
Total Norway		79,253
Spain — 0.2%
Banco Santander SA
5.29%, 8/18/27	150,000	151,537
Telefonica Emisiones SA
4.90%, 3/6/48	40,000	33,978
Total Spain		185,515
United Kingdom — 0.5%
Astrazeneca Finance LLC
2.25%, 5/28/31	125,000	112,503
4.60%, 3/2/36	25,000	24,346
AstraZeneca PLC
4.00%, 1/17/29	25,000	24,845
Barclays PLC
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	75,000	56,252
BAT Capital Corp.
6.25%, 8/15/55	100,000	102,451
British Telecommunications PLC
9.63%, 12/15/30	36,000	42,866
HSBC Holdings PLC
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	60,000	63,835
6.10%, 1/14/42(a)	40,000	42,537
Unilever Capital Corp.
2.63%, 8/12/51, Series 30Y	50,000	30,813
Vodafone Group PLC
5.63%, 2/10/53	35,000	33,136
Total United Kingdom		533,584
United States — 21.1%
3M Co.
2.88%, 10/15/27	19,000	18,660
3.63%, 10/15/47	48,000	35,633
AbbVie, Inc.
4.65%, 3/15/28	25,000	25,181
4.88%, 3/15/30	25,000	25,364
5.05%, 3/15/34	75,000	76,114
4.75%, 3/15/45	2,000	1,801
5.60%, 3/15/55	75,000	74,277
AEP Texas, Inc.
5.70%, 5/15/34	35,000	36,187
5.20%, 4/15/36, Series Q	25,000	24,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
AES Corp.
5.45%, 6/1/28	$85,000	$85,931
Air Products & Chemicals, Inc.
4.60%, 2/8/29	75,000	75,487
Alabama Power Co.
4.30%, 7/15/48, Series A	37,000	30,406
Allstate Corp.
4.20%, 12/15/46	25,000	20,214
Ally Financial, Inc.
8.00%, 11/1/31	13,000	14,521
Alphabet, Inc.
4.10%, 2/15/31	50,000	49,345
4.70%, 11/15/35	40,000	39,336
1.90%, 8/15/40	45,000	29,978
5.65%, 2/15/56	25,000	24,846
5.70%, 11/15/75	25,000	24,406
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,169
3.40%, 5/6/30	50,000	47,835
2.45%, 2/4/32	20,000	17,628
3.70%, 2/4/51	40,000	27,846
Amazon.com, Inc.
1.20%, 6/3/27	25,000	24,346
3.60%, 4/13/32	77,000	73,293
4.88%, 3/13/36	50,000	49,415
3.88%, 8/22/37	20,000	18,036
5.80%, 3/13/56	45,000	45,032
2.70%, 6/3/60	85,000	47,102
American Express Co.
5.02%, 4/25/31, (5.016% fixed rate until 4/25/30; Secured Overnight Financing Rate + 1.44% thereafter)(c)	50,000	50,644
4.46%, 2/10/32, (4.456% fixed rate until 2/10/31; Secured Overnight Financing Rate + 0.867% thereafter)(c)	25,000	24,701
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	71,000	70,884
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	100,000	103,885
American Homes 4 Rent LP
5.25%, 3/15/35	25,000	24,896
American International Group, Inc.
4.75%, 4/1/48	28,000	24,657
American Tower Corp.
3.80%, 8/15/29	25,000	24,441
3.10%, 6/15/50(a)	85,000	55,587
American University
3.67%, 4/1/49, Series 2019	25,000	18,821
American Water Capital Corp.
3.75%, 9/1/47	40,000	30,469
Amgen, Inc.
4.40%, 2/22/62	80,000	62,541
Aon Corp./Aon Global Holdings PLC
5.00%, 9/12/32	50,000	50,339
Apollo Debt Solutions BDC
6.55%, 3/15/32(d)	50,000	50,662
Apple, Inc.
3.45%, 2/9/45	35,000	26,943
4.65%, 2/23/46	35,000	31,648
2.65%, 2/8/51	24,000	14,740
4.85%, 5/10/53(a)	35,000	32,513
Arizona Public Service Co.
5.90%, 8/15/55(a)	40,000	40,040
Arrow Electronics, Inc.
2.95%, 2/15/32	25,000	22,261
Assurant, Inc.
5.55%, 2/15/36	25,000	24,946
AT&T, Inc.
2.30%, 6/1/27	35,000	34,358
5.25%, 10/30/36	100,000	99,037
6.38%, 3/1/41	25,000	26,536
5.15%, 2/15/50	110,000	97,152
3.80%, 12/1/57	25,000	16,997
Athene Holding Ltd.
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	85,000	81,796
Augusta SpinCo Corp.
5.25%, 3/23/36	25,000	24,993
Automatic Data Processing, Inc.
5.00%, 5/7/36	25,000	24,942
AvalonBay Communities, Inc.
1.90%, 12/1/28	90,000	84,765
Avangrid, Inc.
3.80%, 6/1/29	75,000	73,141
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	47,359
Bank of America Corp.
3.25%, 10/21/27	100,000	98,963
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	66,000	58,581
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	31,461
5.05%, 2/6/37, (5.045% fixed rate until 2/6/36; Secured Overnight Financing Rate + 1.13% thereafter)(c)	75,000	73,926
7.75%, 5/14/38	30,000	35,893
4.75%, 4/21/45, Series L(a)	110,000	96,886
Baxter International, Inc.
2.27%, 12/1/28	40,000	37,614
4.45%, 2/15/29	20,000	19,789
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	34,572
Berkshire Hathaway Energy Co.
3.80%, 7/15/48	36,000	27,033
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	50,000	31,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Biogen, Inc.
3.15%, 5/1/50	$40,000	$25,911
Boardwalk Pipelines LP
4.45%, 7/15/27	18,000	17,982
5.38%, 2/15/36	25,000	24,921
Boeing Co.
3.25%, 2/1/35	40,000	34,825
5.71%, 5/1/40	35,000	35,705
3.95%, 8/1/59	20,000	14,349
BorgWarner, Inc.
4.95%, 8/15/29	75,000	75,875
BP Capital Markets America, Inc.
2.94%, 6/4/51	50,000	31,838
Bristol-Myers Squibb Co.
2.55%, 11/13/50	25,000	14,739
3.90%, 3/15/62	25,000	17,927
Broadcom, Inc.
4.60%, 7/15/30	50,000	50,018
4.15%, 11/15/30	100,000	98,277
2.60%, 2/15/33	100,000	87,244
4.80%, 2/15/36(a)	55,000	53,551
Bunge Ltd. Finance Corp.
5.15%, 3/19/36	25,000	24,928
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	10,951
3.90%, 8/1/46	5,000	3,949
5.20%, 4/15/54	25,000	23,241
Cadence Design Systems, Inc.
4.70%, 9/10/34	25,000	24,671
Camden Property Trust
2.80%, 5/15/30	20,000	18,712
Campbell's Company/The
4.15%, 3/15/28	20,000	19,809
Capital One Financial Corp.
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,478
Cardinal Health, Inc.
4.90%, 9/15/45	10,000	8,876
Carlisle Cos., Inc.
2.75%, 3/1/30	25,000	23,395
Carrier Global Corp.
5.90%, 3/15/34	43,000	45,399
Caterpillar Financial Services Corp.
4.10%, 8/15/28, Series K	25,000	24,968
4.50%, 5/15/31, Series L	25,000	24,963
Caterpillar, Inc.
3.25%, 9/19/49	34,000	24,010
4.75%, 5/15/64	25,000	21,961
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	25,000	16,916
Cboe Global Markets, Inc.
3.00%, 3/16/32	30,000	27,586
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	23,988
3.25%, 2/15/29	25,000	23,858
Cencora, Inc.
3.45%, 12/15/27	25,000	24,669
5.15%, 2/15/35	40,000	40,084
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE	60,000	54,059
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 6/1/29	50,000	51,484
6.83%, 10/23/55	43,000	40,558
3.85%, 4/1/61	39,000	22,686
Cheniere Energy Partners LP
5.95%, 6/30/33	30,000	31,467
Chevron USA, Inc.
3.25%, 10/15/29	26,000	25,181
Chubb INA Holdings LLC
4.90%, 8/15/35(a)	25,000	24,684
4.15%, 3/13/43	40,000	34,036
Cigna Group
5.60%, 2/15/54	25,000	24,060
Cisco Systems, Inc.
4.85%, 2/26/29	140,000	142,122
Citigroup, Inc.
4.45%, 9/29/27	58,000	57,970
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	50,000	50,723
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	100,000	99,624
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,780
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	50,000	45,362
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	40,000	34,759
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	74,151
Citizens Financial Group, Inc.
3.25%, 4/30/30	100,000	94,728
CME Group, Inc.
2.65%, 3/15/32	35,000	31,683
4.15%, 6/15/48	10,000	8,353
CMS Energy Corp.
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(c)	25,000	25,704
CNA Financial Corp.
5.20%, 8/15/35	25,000	24,602
Coca-Cola Co.
5.00%, 5/13/34(a)	25,000	25,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.65%, 8/14/34	$25,000	$25,070
2.60%, 6/1/50(a)	25,000	15,366
Comcast Corp.
5.30%, 5/15/35	25,000	25,460
6.45%, 3/15/37	27,000	29,343
5.35%, 5/15/53(a)	15,000	13,284
5.65%, 6/1/54(a)	25,000	23,048
2.94%, 11/1/56(a)	41,000	23,011
Commonwealth Edison Co.
4.55%, 6/1/31	50,000	49,912
5.85%, 6/1/56	30,000	30,207
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	23,893
ConocoPhillips Co.
6.50%, 2/1/39	9,000	9,981
5.30%, 5/15/53	70,000	65,550
5.70%, 9/15/63	20,000	19,507
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	47,916
5.25%, 11/15/48	19,000	17,466
Constellation Energy Generation LLC
4.80%, 1/15/32	50,000	49,778
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	26,270
4.40%, 4/5/52(a)	25,000	20,167
Corning, Inc.
5.85%, 11/15/68	18,000	17,684
Costco Wholesale Corp.
1.38%, 6/20/27	50,000	48,702
CRH America Finance, Inc.
4.40%, 2/9/31	25,000	24,681
5.00%, 2/9/36	25,000	24,584
Crown Castle, Inc.
2.10%, 4/1/31	25,000	21,990
5.20%, 9/1/34	20,000	19,953
3.25%, 1/15/51(a)	15,000	9,905
CSX Corp.
2.40%, 2/15/30	20,000	18,586
4.30%, 3/1/48	20,000	16,537
3.35%, 9/15/49	25,000	17,546
Cummins, Inc.
5.45%, 2/20/54(a)	20,000	19,612
CVS Health Corp.
3.25%, 8/15/29	25,000	23,999
5.70%, 6/1/34	50,000	51,683
5.63%, 2/21/53	30,000	28,121
Deere & Co.
5.45%, 1/16/35(a)	50,000	51,926
Dell International LLC/EMC Corp.
3.38%, 12/15/41	35,000	26,937
3.45%, 12/15/51(a)	4,000	2,808
Devon Energy Corp.
5.60%, 7/15/41	15,000	14,849
DH Europe Finance II SARL
3.25%, 11/15/39	25,000	20,133
Diamondback Energy, Inc.
5.15%, 1/30/30	80,000	81,647
Digital Realty Trust LP
3.60%, 7/1/29	17,000	16,521
Dignity Health
5.27%, 11/1/64	25,000	22,277
Dollar General Corp.
3.50%, 4/3/30	25,000	23,841
5.45%, 7/5/33	10,000	10,179
Dollar Tree, Inc.
4.20%, 5/15/28	50,000	49,726
Dow Chemical Co.
4.80%, 11/30/28	50,000	50,166
5.25%, 11/15/41	50,000	45,344
DTE Electric Co.
1.90%, 4/1/28, Series A	35,000	33,625
DTE Energy Co.
5.20%, 4/1/30	25,000	25,434
Duke Energy Carolinas LLC
3.70%, 12/1/47	68,000	51,164
Duke Energy Corp.
3.95%, 8/15/47	35,000	26,641
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	21,044
5.35%, 3/15/53	25,000	23,592
Eaton Corp.
4.70%, 8/23/52(a)	25,000	22,294
eBay, Inc.
5.13%, 11/6/35	75,000	74,121
4.00%, 7/15/42	15,000	12,089
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,694
2.13%, 8/15/50	13,000	7,076
Edison International
5.25%, 3/15/32	40,000	39,434
Eli Lilly & Co.
4.55%, 2/12/28	25,000	25,175
4.00%, 10/15/28	25,000	24,934
4.15%, 5/20/29	100,000	99,862
5.20%, 8/14/64	45,000	41,652
Emerson Electric Co.
1.80%, 10/15/27	28,000	27,162
Energy Transfer LP
5.60%, 9/1/34	82,000	83,921
6.25%, 4/15/49	30,000	30,063
Entergy Louisiana LLC
4.20%, 4/1/50	65,000	51,274
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	49,165
4.25%, 2/15/48	24,000	19,723
4.20%, 1/31/50	35,000	28,290
Equifax, Inc.
5.10%, 12/15/27	50,000	50,468
4.80%, 9/15/29	25,000	25,116
Equinix, Inc.
2.95%, 9/15/51	46,000	28,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Equitable Holdings, Inc.
4.35%, 4/20/28	$20,000	$19,920
Essential Utilities, Inc.
5.38%, 1/15/34	20,000	20,356
Essex Portfolio LP
2.65%, 9/1/50	30,000	17,654
Estee Lauder Cos., Inc.
1.95%, 3/15/31	40,000	35,429
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	50,000	31,234
Evergy, Inc.
6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(c)	25,000	25,531
Eversource Energy
5.95%, 2/1/29	40,000	41,292
Exelon Corp.
5.13%, 3/15/31	25,000	25,423
Exxon Mobil Corp.
4.33%, 3/19/50(a)	43,000	36,052
FedEx Corp.
4.40%, 1/15/47	33,000	27,094
Fidelity National Information Services, Inc.
4.80%, 3/10/31	50,000	49,651
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	51,549
First Citizens BancShares, Inc.
4.87%, 3/3/32, (4.869% fixed rate until 3/3/31; Secured Overnight Financing Rate + 1.487% thereafter)(c)	75,000	72,900
Fiserv, Inc.
5.15%, 8/12/34	75,000	73,111
Florida Power & Light Co.
5.15%, 6/15/29	30,000	30,656
3.15%, 10/1/49	35,000	23,654
5.80%, 3/15/65	10,000	9,944
Ford Motor Co.
3.25%, 2/12/32	105,000	93,128
Ford Motor Credit Co. LLC
5.92%, 3/20/28	55,000	55,818
Fortive Corp.
4.75%, 5/15/31	50,000	49,775
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	15,000	14,332
Fox Corp.
6.50%, 10/13/33	40,000	43,052
Frontier Florida LLC
6.86%, 2/1/28, Series E	50,000	51,781
GATX Corp.
6.05%, 6/5/54	25,000	25,284
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	25,000	25,161
General Dynamics Corp.
3.75%, 5/15/28	23,000	22,844
General Mills, Inc.
4.88%, 1/30/30	25,000	25,180
5.25%, 1/30/35(a)	25,000	24,998
General Motors Co.
4.20%, 10/1/27	71,000	70,814
6.60%, 4/1/36	38,000	40,916
6.25%, 10/2/43	25,000	25,177
General Motors Financial Co., Inc.
5.75%, 2/8/31	25,000	25,892
Georgia Power Co.
4.55%, 3/15/30	25,000	25,026
5.50%, 10/1/55	30,000	29,029
Gilead Sciences, Inc.
4.40%, 5/20/29	100,000	100,028
5.25%, 10/15/33	10,000	10,316
5.10%, 6/15/35	95,000	95,975
Global Payments, Inc.
4.50%, 11/15/28	25,000	24,808
5.40%, 8/15/32	50,000	50,041
5.40%, 3/15/33	25,000	24,681
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,333
4.00%, 1/15/30	30,000	28,897
5.63%, 3/1/36	25,000	24,580
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	90,000	89,373
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	182,276
4.52%, 1/21/32, (4.516% fixed rate until 1/21/31; Secured Overnight Financing Rate + 0.96% thereafter)(c)	25,000	24,621
5.07%, 1/21/37, (5.065% fixed rate until 1/21/36; Secured Overnight Financing Rate + 1.19% thereafter)(c)	35,000	34,248
4.75%, 10/21/45	40,000	35,352
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	75,000	72,918
Hanover Insurance Group, Inc.
5.50%, 9/1/35	25,000	25,205
HCA, Inc.
5.63%, 9/1/28	43,000	43,807
5.25%, 3/1/30	25,000	25,439
3.63%, 3/15/32	15,000	13,965
5.50%, 6/1/33	10,000	10,216
5.45%, 9/15/34	20,000	20,225
6.20%, 3/1/55(a)	20,000	20,090
Healthcare Realty Holdings LP
2.00%, 3/15/31(a)	20,000	17,529
Helmerich & Payne, Inc.
4.85%, 12/1/29	90,000	90,179
Hess Corp.
7.13%, 3/15/33	50,000	56,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Hewlett Packard Enterprise Co.
5.25%, 4/1/33	$25,000	$25,203
6.20%, 10/15/35(a)	48,000	51,557
Home Depot, Inc.
4.40%, 3/15/45	50,000	42,750
5.30%, 6/25/54(a)	25,000	23,582
Honeywell Aerospace, Inc.
5.73%, 3/16/56(d)	25,000	25,022
Honeywell International, Inc.
3.81%, 11/21/47	35,000	26,976
Hormel Foods Corp.
1.80%, 6/11/30	20,000	18,012
Host Hotels & Resorts LP
5.50%, 4/15/35	25,000	25,052
Hubbell, Inc.
3.15%, 8/15/27	48,000	47,338
Humana, Inc.
5.75%, 3/1/28	100,000	101,942
4.80%, 3/15/47	18,000	14,921
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	25,000	25,373
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	35,000	35,831
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	23,687
4.20%, 5/1/30	3,000	2,940
Hyatt Hotels Corp.
5.38%, 12/15/31	20,000	20,391
Illinois Tool Works, Inc.
3.90%, 9/1/42	10,000	8,404
Ingersoll Rand, Inc.
5.70%, 8/14/33	10,000	10,396
Intel Corp.
5.15%, 2/21/34	30,000	30,160
3.25%, 11/15/49	80,000	52,515
Intercontinental Exchange, Inc.
3.10%, 9/15/27	5,000	4,928
4.60%, 3/15/33	50,000	49,539
3.00%, 6/15/50(a)	40,000	26,277
International Business Machines Corp.
4.00%, 6/20/42	50,000	41,177
International Flavors & Fragrances, Inc.
5.00%, 9/26/48(a)	4,000	3,539
International Paper Co.
4.80%, 6/15/44	4,000	3,471
4.35%, 8/15/48(a)	19,000	15,129
Intuit, Inc.
1.35%, 7/15/27	25,000	24,237
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	34,000	35,142
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%, 3/15/34	8,000	8,714
5.63%, 3/10/37(d)	50,000	49,884
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,473
5.50%, 2/15/36	25,000	24,349
Jersey Central Power & Light Co.
5.10%, 1/15/35	40,000	39,923
JetBlue Pass-Through Trust
4.00%, 11/15/32, Series 2020-1, Class A	64,010	60,347
JM Smucker Co.
4.25%, 3/15/35	40,000	37,336
Johnson & Johnson
2.10%, 9/1/40(a)	50,000	35,034
5.25%, 6/1/54(a)	15,000	14,970
Johnson Controls International PLC
6.00%, 1/15/36	13,000	13,807
JPMorgan Chase & Co.
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	47,278
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	20,000	19,861
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,303
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,685
4.26%, 10/22/31, (4.255% fixed rate until 10/22/30; Secured Overnight Financing Rate + 0.93% thereafter)(c)	100,000	98,130
4.35%, 1/22/32, (4.347% fixed rate until 1/22/31; Secured Overnight Financing Rate + 0.84% thereafter)(c)	35,000	34,405
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	175,000	158,133
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(c)	75,000	74,086
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(c)	25,000	25,388
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(c)	75,000	72,876
4.90%, 1/22/37, (4.898% fixed rate until 1/22/36; Secured Overnight Financing Rate + 1.07% thereafter)(c)	35,000	34,119
5.15%, 4/23/37, (5.148% fixed rate until 4/23/36; Secured Overnight Financing Rate + 1.26% thereafter)(c)	50,000	49,702
Juniper Networks, Inc.
2.00%, 12/10/30	10,000	8,808
Kaiser Foundation Hospitals
3.00%, 6/1/51, Series 2021	10,000	6,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Kenvue, Inc.
5.00%, 3/22/30	$10,000	$10,164
Keurig Dr. Pepper, Inc.
4.42%, 12/15/46	23,000	18,515
Kimberly-Clark Corp.
3.90%, 5/4/47	40,000	31,360
KLA Corp.
3.30%, 3/1/50	20,000	13,854
Kraft Heinz Foods Co.
5.20%, 7/15/45	30,000	26,662
Kroger Co.
5.00%, 9/15/34	25,000	24,763
5.15%, 8/1/43	40,000	37,287
L3Harris Technologies, Inc.
5.35%, 6/1/34	25,000	25,478
Las Vegas Sands Corp.
5.30%, 5/15/31	50,000	50,033
Legg Mason, Inc.
5.63%, 1/15/44	5,000	4,941
Leidos, Inc.
5.40%, 3/15/32	15,000	15,296
Leland Stanford Junior University
1.29%, 6/1/27	25,000	24,345
Lincoln National Corp.
5.85%, 3/15/34	35,000	36,061
Lockheed Martin Corp.
4.70%, 12/15/31	30,000	30,306
4.80%, 8/15/34	25,000	24,944
6.15%, 9/1/36, Series B	49,000	53,444
Lowe's Cos., Inc.
4.00%, 10/15/28	50,000	49,543
4.05%, 5/3/47	15,000	11,718
3.50%, 4/1/51	75,000	51,954
LYB International Finance BV
5.25%, 7/15/43	25,000	22,131
M&T Bank Corp.
5.30%, 4/18/36, (5.295% fixed rate until 4/18/31; 5-year Constant Maturity Treasury Rate + 1.38% thereafter)(c)	50,000	49,594
Marathon Petroleum Corp.
5.00%, 9/15/54	3,000	2,568
Markel Group, Inc.
3.35%, 9/17/29	50,000	48,176
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	75,000	74,935
2.38%, 12/15/31	75,000	66,742
5.15%, 3/15/34(a)	25,000	25,272
5.70%, 9/15/53(a)	10,000	9,907
Marvell Technology, Inc.
5.30%, 4/15/36	25,000	25,047
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	40,000	27,246
Massachusetts Institute of Technology
3.89%, 7/1/16	34,000	23,381
Mastercard, Inc.
4.35%, 1/15/32	50,000	49,513
McCormick & Co., Inc.
4.20%, 8/15/47	10,000	7,920
McDonald's Corp.
4.88%, 12/9/45	30,000	27,051
Medtronic, Inc.
4.38%, 3/15/35(a)	10,000	9,642
Merck & Co., Inc.
3.70%, 2/10/45	75,000	58,847
5.00%, 5/17/53(a)	15,000	13,621
5.85%, 5/22/56	30,000	30,789
Meta Platforms, Inc.
4.30%, 8/15/29	75,000	75,104
3.85%, 8/15/32	50,000	47,456
4.88%, 11/15/35	40,000	39,078
5.50%, 11/15/45	20,000	18,780
5.60%, 5/15/53	25,000	23,159
6.30%, 5/15/56	25,000	25,224
5.75%, 5/15/63	15,000	13,785
5.75%, 11/15/65	20,000	18,328
MetLife, Inc.
4.05%, 3/1/45	40,000	32,825
Microsoft Corp.
3.45%, 8/8/36	50,000	44,951
Mid-America Apartments LP
3.95%, 3/15/29	25,000	24,671
Molson Coors Beverage Co.
5.00%, 5/1/42(a)	30,000	27,561
Mondelez International, Inc.
2.75%, 4/13/30	50,000	46,779
Moody's Corp.
4.88%, 12/17/48	30,000	26,600
Morgan Stanley
3.59%, 7/22/28(c)	272,000	269,342
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	70,000	71,219
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	14,405
4.71%, 3/12/32, (4.708% fixed rate until 3/12/31; Secured Overnight Financing Rate + 1.195% thereafter)(c)	50,000	49,555
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	53,565
5.66%, 4/17/36, (5.664% fixed rate until 4/17/35; Secured Overnight Financing Rate + 1.757% thereafter)(c)	50,000	51,518
5.31%, 1/18/41, (5.314% fixed rate until 1/18/36; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(c)	25,000	24,414
4.30%, 1/27/45	20,000	16,913
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	80,000	77,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Motorola Solutions, Inc.
2.30%, 11/15/30	$25,000	$22,598
MPLX LP
4.00%, 3/15/28	18,000	17,868
6.20%, 9/15/55	25,000	25,138
Nasdaq, Inc.
3.95%, 3/7/52	23,000	17,309
National Rural Utilities Cooperative Finance Corp.
4.15%, 8/25/28, Series D	35,000	34,809
3.90%, 11/1/28	18,000	17,775
4.02%, 11/1/32	43,000	41,412
4.15%, 12/15/32	40,000	38,780
New York & Presbyterian Hospital
2.61%, 8/1/60	25,000	13,692
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	30,000	29,240
NIKE, Inc.
2.85%, 3/27/30	52,000	49,155
NiSource, Inc.
4.38%, 5/15/47	25,000	20,573
3.95%, 3/30/48	18,000	13,779
Nordson Corp.
4.50%, 12/15/29	25,000	24,914
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,759
5.55%, 3/15/34	25,000	26,000
3.70%, 3/15/53	25,000	17,969
Northern States Power Co.
5.55%, 5/15/56	25,000	24,429
Northern Trust Corp.
5.12%, 11/19/40, (5.117% fixed rate until 11/19/35; 5-year Constant Maturity Treasury Rate + 1.05% thereafter)(c)	40,000	39,195
Northrop Grumman Corp.
4.70%, 3/15/33	65,000	64,695
NSTAR Electric Co.
4.95%, 9/15/52	25,000	22,310
NVIDIA Corp.
3.50%, 4/1/50	20,000	14,946
Occidental Petroleum Corp.
6.45%, 9/15/36	62,000	67,428
6.60%, 3/15/46	10,000	10,727
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	62,108
Ohio Power Co.
1.63%, 1/15/31, Series Q	78,000	68,084
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	23,000	23,037
3.63%, 10/1/29	31,000	29,811
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32	125,000	123,260
ONEOK, Inc.
6.05%, 9/1/33	10,000	10,524
4.20%, 10/3/47	88,000	67,884
5.20%, 7/15/48	25,000	22,245
Oracle Corp.
4.90%, 2/6/33	142,000	136,430
4.30%, 7/8/34	75,000	67,866
5.38%, 7/15/40	42,000	37,844
3.65%, 3/25/41	70,000	51,270
4.00%, 7/15/46	20,000	13,922
6.00%, 8/3/55(a)	25,000	21,909
6.70%, 2/4/56	25,000	24,104
6.85%, 2/4/66	25,000	24,035
O'Reilly Automotive, Inc.
3.90%, 6/1/29	13,000	12,785
5.10%, 3/12/36	25,000	24,739
Otis Worldwide Corp.
5.13%, 11/19/31	50,000	50,985
Owens Corning
4.30%, 7/15/47	23,000	18,647
PACCAR Financial Corp.
4.00%, 8/8/28	25,000	24,950
Pacific Gas & Electric Co.
2.50%, 2/1/31	170,000	152,711
PacifiCorp
3.30%, 3/15/51	75,000	48,917
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	74,992
6.25%, 5/15/38, Series A	15,000	16,457
PayPal Holdings, Inc.
2.85%, 10/1/29	55,000	52,005
4.95%, 6/1/31	50,000	50,074
PECO Energy Co.
5.25%, 9/15/54	50,000	46,411
PepsiCo, Inc.
4.10%, 1/15/29	20,000	19,957
2.75%, 10/21/51	15,000	9,311
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	35,000	35,114
4.65%, 5/19/30	25,000	25,139
4.75%, 5/19/33	40,000	39,790
5.34%, 5/19/63	25,000	23,069
Pfizer, Inc.
7.20%, 3/15/39	39,000	45,659
5.60%, 11/15/55	20,000	19,825
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	45,000	42,571
Philip Morris International, Inc.
1.75%, 11/1/30	30,000	26,637
4.88%, 11/15/43	32,000	29,166
Phillips 66
5.88%, 5/1/42	47,000	47,448
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	5,000	4,533
Pilgrim's Pride Corp.
6.25%, 7/1/33	65,000	67,943
PNC Financial Services Group, Inc.
3.45%, 4/23/29	20,000	19,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	$20,000	$20,457
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	55,000	60,843
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	100,944
5.55%, 8/15/55	20,000	19,597
Procter & Gamble Co.
3.00%, 3/25/30	35,000	33,467
Progressive Corp.
3.00%, 3/15/32	25,000	22,887
3.95%, 3/26/50	12,000	9,279
Prologis LP
5.25%, 5/15/35	75,000	76,063
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	28,000	20,970
Prudential Financial, Inc.
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	40,802
Public Service Co. of Colorado
3.60%, 9/15/42	40,000	31,344
Public Service Electric & Gas Co.
3.60%, 12/1/47	96,000	71,444
Public Storage Operating Co.
5.35%, 8/1/53	15,000	14,369
Puget Sound Energy, Inc.
4.22%, 6/15/48	25,000	20,161
QUALCOMM, Inc.
4.50%, 5/20/52(a)	25,000	20,951
Quest Diagnostics, Inc.
5.00%, 12/15/34	25,000	24,908
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	25,081
Realty Income Corp.
4.90%, 7/15/33	45,000	44,874
Regency Centers LP
5.10%, 1/15/35	25,000	25,043
Rockwell Automation, Inc.
4.20%, 3/1/49	13,000	10,613
Roper Technologies, Inc.
1.40%, 9/15/27	15,000	14,443
Royalty Pharma PLC
5.15%, 9/2/29	75,000	76,129
RTX Corp.
4.05%, 5/4/47	35,000	27,912
S&P Global, Inc.
2.90%, 3/1/32	70,000	63,882
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	50,000	49,812
Sabra Health Care LP
3.90%, 10/15/29	30,000	29,081
Salesforce, Inc.
5.55%, 3/15/36(a)	60,000	60,383
3.05%, 7/15/61(a)	25,000	14,303
San Diego Gas & Electric Co.
3.70%, 3/15/52	25,000	17,991
Sempra
4.00%, 2/1/48	70,000	53,228
ServiceNow, Inc.
6.30%, 5/15/56	35,000	36,116
Shell Finance US, Inc.
5.50%, 3/25/40(d)	27,000	27,359
Sherwin-Williams Co.
3.80%, 8/15/49(a)	30,000	22,512
Simon Property Group LP
6.25%, 1/15/34	25,000	26,936
3.25%, 9/13/49	15,000	10,322
Solventum Corp.
5.60%, 3/23/34	32,000	32,821
Sonoco Products Co.
5.00%, 9/1/34(a)	55,000	54,063
Southern California Edison Co.
4.65%, 10/1/43	44,000	37,027
Southern California Gas Co.
5.75%, 6/1/53	30,000	29,443
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	17,791
Southern Power Co.
4.25%, 10/1/30, Series A	25,000	24,684
Spectra Energy Partners LP
4.50%, 3/15/45	45,000	38,267
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	13,873
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,516
4.56%, 4/23/32, (4.558% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.914% thereafter)(c)	50,000	49,615
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	73,548
Steel Dynamics, Inc.
3.45%, 4/15/30	20,000	19,160
Sumisho Air Lease Corp.
4.63%, 10/1/28	46,000	45,867
Sutter Health
3.16%, 8/15/40, Series 20A	25,000	19,446
Sysco Corp.
6.60%, 4/1/50(a)	25,000	26,669
System Energy Resources, Inc.
5.30%, 12/15/34	25,000	25,025
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,404
6.50%, 3/30/34	10,000	10,861
6.25%, 7/1/52	25,000	25,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Target Corp.
4.00%, 7/1/42	$35,000	$29,330
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	22,952
Texas Instruments, Inc.
2.70%, 9/15/51	35,000	21,499
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32	50,000	50,633
5.09%, 8/10/33	10,000	10,158
4.89%, 10/7/37	50,000	49,256
Time Warner Cable LLC
5.88%, 11/15/40	50,000	45,091
TJX Cos., Inc.
3.88%, 4/15/30	20,000	19,657
T-Mobile USA, Inc.
5.20%, 1/15/33	50,000	50,908
5.75%, 1/15/34	35,000	36,563
4.70%, 1/15/35	55,000	53,369
3.30%, 2/15/51	30,000	19,872
3.60%, 11/15/60	30,000	19,812
Toyota Motor Credit Corp.
4.55%, 8/9/29	100,000	100,365
4.55%, 5/14/31, Series B	50,000	49,866
4.60%, 3/11/33, Series B	35,000	34,503
TPG Operating Group II LP
5.88%, 3/5/34	50,000	51,120
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	45,000	44,524
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	30,000	26,168
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,309
2.55%, 4/27/50	10,000	5,999
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	270,000	194,525
Truist Financial Corp.
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	30,000	30,352
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	30,000	30,022
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,633
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	3,979
3.00%, 7/30/46	48,000	33,061
Tyson Foods, Inc.
4.88%, 8/15/34	28,000	27,532
U.S. Bancorp
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	115,000	120,075
UDR, Inc.
2.10%, 8/1/32	25,000	21,244
Union Electric Co.
2.95%, 6/15/27	18,000	17,779
5.13%, 3/15/55	25,000	22,829
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,078
3.84%, 3/20/60	23,000	16,610
3.75%, 2/5/70	20,000	13,604
United Airlines Pass-Through Trust
5.80%, 1/15/36, Series 2023-1, Class A	54,638	56,595
United Parcel Service, Inc.
5.20%, 4/1/40	50,000	49,562
UnitedHealth Group, Inc.
6.63%, 11/15/37	40,000	44,585
2.75%, 5/15/40	40,000	29,569
4.45%, 12/15/48	15,000	12,479
5.20%, 4/15/63	30,000	26,703
5.75%, 7/15/64	80,000	77,782
University of Southern California
3.84%, 10/1/47, Series 2017	30,000	23,828
Valero Energy Corp.
7.50%, 4/15/32	50,000	56,919
Ventas Realty LP
4.75%, 11/15/30	14,000	14,016
4.38%, 2/1/45	10,000	8,399
Verizon Communications, Inc.
4.33%, 9/21/28	35,000	35,016
4.02%, 12/3/29	65,000	64,089
1.68%, 10/30/30	66,000	58,447
5.00%, 1/15/36	50,000	49,107
5.75%, 11/30/45	20,000	19,720
2.99%, 10/30/56	70,000	41,596
3.00%, 11/20/60	25,000	14,603
Viatris, Inc.
3.85%, 6/22/40	30,000	23,453
4.00%, 6/22/50	25,000	17,093
VICI Properties LP
5.13%, 11/15/31(a)	40,000	39,932
Virginia Electric & Power Co.
2.95%, 11/15/51	42,000	26,389
Visa, Inc.
2.75%, 9/15/27	63,000	62,015
1.10%, 2/15/31	30,000	25,977
Vulcan Materials Co.
3.50%, 6/1/30	60,000	57,498
Walmart, Inc.
5.00%, 10/25/40	25,000	25,071
4.05%, 6/29/48	40,000	32,936
Walt Disney Co.
2.75%, 9/1/49	50,000	31,265
Waste Management, Inc.
4.63%, 2/15/30	66,000	66,392
Webster Financial Corp.
5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(c)	50,000	50,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Wells Fargo & Co.
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	$25,000	$25,967
4.84%, 5/20/32, (4.844% fixed rate until 5/20/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	100,000	99,931
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	41,000	31,175
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	115,000	103,298
Welltower OP LLC
4.25%, 4/15/28	100,000	99,886
Western Midstream Operating LP
6.35%, 1/15/29	50,000	51,970
Westlake Corp.
5.00%, 8/15/46(a)	20,000	17,275
Williams Cos., Inc.
5.75%, 6/24/44	50,000	49,508
Wisconsin Public Service Corp.
4.55%, 12/1/29	35,000	35,088
Total United States		21,008,508
TOTAL CORPORATE BONDS
(Cost: $24,599,491)		23,897,491
FOREIGN GOVERNMENT AGENCIES — 0.4%
Canada — 0.2%
Province of British Columbia
4.80%, 11/15/28	65,000	65,988
Province of Ontario
1.13%, 10/7/30	80,000	70,212
Province of Quebec
7.50%, 9/15/29	31,000	34,089
Total Canada		170,289
Japan — 0.1%
Japan Bank for International Cooperation
4.63%, 7/19/28	150,000	151,263
South Korea — 0.1%
Export-Import Bank of Korea
4.88%, 1/14/30	75,000	76,422
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $398,358)		397,974
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Canada — 0.0%
Canada Government International Bonds
3.75%, 4/26/28	45,000	44,798
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/25/50	120,000	86,964
Indonesia — 0.1%
Indonesia Government International Bonds
4.35%, 1/11/48	50,000	41,323
3.50%, 2/14/50(a)	50,000	35,400
Total Indonesia		76,723
Mexico — 0.3%
Mexico Government International Bonds
6.88%, 5/13/37	225,000	236,006
4.28%, 8/14/41	60,000	47,322
Total Mexico		283,328
Panama — 0.1%
Panama Government International Bonds
6.70%, 1/26/36	115,000	124,568
Peru — 0.1%
Peru Government International Bonds
5.63%, 11/18/50(a)	50,000	48,408
3.23%, 7/28/21	20,000	10,985
Total Peru		59,393
Philippines — 0.2%
Philippines Government International Bonds
5.00%, 7/17/33	200,000	199,677
Poland — 0.2%
Republic of Poland Government International Bonds
5.50%, 11/16/27	100,000	101,792
5.38%, 4/14/36	50,000	50,227
5.50%, 3/18/54	35,000	32,483
Total Poland		184,502
Uruguay — 0.0%
Uruguay Government International Bonds
4.98%, 4/20/55	34,000	30,679
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,138,072)		1,090,632
SUPRANATIONAL BONDS — 1.1%
Asian Development Bank
2.50%, 11/2/27	70,000	68,569
4.50%, 8/25/28	70,000	70,699
3.75%, 8/28/30	60,000	59,147
Asian Infrastructure Investment Bank
3.88%, 4/22/31	75,000	74,094
European Investment Bank
3.75%, 5/15/29	100,000	99,155
4.38%, 10/10/31	100,000	100,947
4.25%, 2/8/36(a)	35,000	34,517
Inter-American Development Bank
3.50%, 9/14/29	25,000	24,549
4.38%, 7/17/34	125,000	125,110
4.38%, 7/16/35	60,000	59,762
Inter-American Investment Corp.
3.63%, 11/20/28	80,000	79,087
International Bank for Reconstruction & Development
2.50%, 11/22/27	44,000	43,060
0.88%, 5/14/30	268,000	236,561
4.00%, 7/25/30	50,000	49,781
TOTAL SUPRANATIONAL BONDS
(Cost: $1,137,228)		1,125,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
United States — 1.4%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	$75,000	$70,655
3.18%, 2/15/55, Series 2022-BNK39, Class AS	63,000	56,139
BANK5
5.23%, 11/15/58, Series 2025-5YR17, Class A3	40,000	40,616
5.15%, 12/15/58, Series 2025-5YR18, Class A3	40,000	40,502
5.27%, 12/15/58, Series 2025-5YR19, Class A3	50,000	50,929
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	49,312
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	69,960
4.44%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	28,907
5.18%, 4/15/57, Series 2025-V14, Class A3	50,000	50,515
BMO Mortgage Trust
5.60%, 3/15/57, Series 2024-C8, Class A5*(c)	45,000	46,542
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.69%, 1/25/29, Series K088, Class A2	80,000	78,733
5.48%, 1/25/29, Series K516, Class A2	50,000	51,221
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	66,271
2.52%, 10/25/29, Series K101, Class A2	50,000	47,194
2.54%, 10/25/29, Series K102, Class A2	20,000	18,896
2.07%, 1/25/30, Series K106, Class A2	113,000	104,461
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	31,454
2.59%, 1/25/32, Series K139, Class A2*(c)	40,000	36,336
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	55,312
1.24%, 1/25/35, Series K1516, Class A1	76,582	65,368
4.39%, 12/25/35, Series K-176, Class A2*(c)	100,000	97,662
Federal National Mortgage Association-Aces
3.07%, 3/25/28, Series 2018-M4, Class A2*(c)	15,086	14,819
3.56%, 9/25/28, Series 2019-M1, Class A2*(c)	17,566	17,302
3.61%, 2/25/31, Series 2019-M4, Class A2	3,802	3,674
3.77%, 9/25/32, Series 2023-M4, Class A2*(c)	50,000	48,036
Morgan Stanley Capital I Trust
2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	44,705
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	49,403
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,492
Wells Fargo Commercial Mortgage Trust
2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	34,643
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $1,451,962)		1,387,059
MUNICIPAL BONDS — 0.5%
United States — 0.5%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	45,231	50,277
City of Houston
3.96%, 3/1/47	50,000	42,633
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	50,000	47,737
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	104,625
4.81%, 10/15/65, Series 192	25,000	22,143
Port of Morrow
2.54%, 9/1/40, Series 1	20,000	15,352
State of California
7.55%, 4/1/39	50,000	59,574
State of Mississippi
5.25%, 11/1/34, Series F	75,000	76,522
Texas Department of Transportation State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	50,712
University of California
3.35%, 7/1/29, Series BD	10,000	9,757
University of Michigan
3.50%, 4/1/52, Series A	50,000	36,392
TOTAL MUNICIPAL BONDS
(Cost: $634,511)		515,724
ASSET-BACKED SECURITIES — 0.4%
United States — 0.4%
Capital One Prime Auto Receivables Trust
3.92%, 2/18/31, Series 2025-1, Class A4	50,000	49,333
Carmax Auto Owner Trust
4.84%, 1/15/30, Series 2025-1, Class A3	30,000	30,216
4.48%, 3/15/30, Series 2025-2, Class A3	40,000	40,142
Honda Auto Receivables Owner Trust
3.98%, 6/17/30, Series 2025-4, Class A3	40,000	39,758
Mercedes-Benz Auto Receivables Trust
4.92%, 4/15/31, Series 2025-1, Class A4	50,000	50,551
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29, Series 2025-B, Class A3	40,000	40,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
World Financial Network Credit Card Master Note Trust
4.62%, 5/15/31, Series 2024-B, Class A	$90,000	$90,378
TOTAL ASSET-BACKED SECURITIES
(Cost: $341,990)		340,466
REPURCHASE AGREEMENT — 3.8%
United States — 3.8%
Citigroup, Inc., tri-party repurchase agreement dated 05/29/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 6/1/26; Proceeds at maturity – $3,801,143 (fully collateralized by Government National Mortgage Association, 2.00%-3.00% due 2/20/51-6/20/51; Market value including accrued interest – $3,990,000)
(Cost: $3,800,000)	3,800,000	3,800,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(e)
(Cost: $268,898)	268,898	268,898
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 103.6%
(Cost: $105,542,791)		103,096,441
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.1)%
Uniform Mortgage-Backed Securities — (0.1)%
3.00%, 6/15/41(b)	(100,000)	(95,075)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $95,457)		(95,075)
Other Liabilities less Assets — (3.5)%		(3,453,992)
NET ASSETS — 100.0%		$99,547,374

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,531,106 and the total market value of the collateral held by the Fund was $3,644,164. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,375,266.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	193	9/21/26	$(21,196,828)	$(144,775)
2 Year U.S. Treasury Note	127	9/30/26	(26,233,438)	(51,783)
5 Year U.S. Treasury Note	255	9/30/26	(27,338,789)	(68,894)
U.S. Treasury Long Bond	113	9/21/26	(12,680,719)	(160,544)
U.S. Treasury Ultra Long Term Bond	34	9/21/26	(3,889,812)	(14,815)
Ultra 10 Year U.S. Treasury Note	74	9/21/26	(8,293,781)	(78,188)
			$(99,633,367)	$(518,999)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$24,506,919	$–	$24,506,919
U.S. Government Obligations	–	45,766,240	–	45,766,240
Corporate Bonds	–	23,897,491	–	23,897,491
Foreign Government Agencies	–	397,974	–	397,974
Foreign Government Obligations	–	1,090,632	–	1,090,632
Supranational Bonds	–	1,125,038	–	1,125,038
Commercial Mortgage-Backed Securities	–	1,387,059	–	1,387,059
Municipal Bonds	–	515,724	–	515,724
Asset-Backed Securities	–	340,466	–	340,466
Repurchase Agreement	–	3,800,000	–	3,800,000
Investment of Cash Collateral for Securities Loaned	–	268,898	–	268,898
Total Investments in Securities	$–	$103,096,441	$–	$103,096,441
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(95,075)	$–	$(95,075)
Financial Derivative Instruments
Futures Contracts[1]	$(518,999)	$–	$–	$(518,999)
Total - Net	$(518,999)	$103,001,366	$–	$102,482,367

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2026

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Cayman Islands — 1.5%
LCM 28 Ltd.
6.09%, 10/20/30, Series 28A, Class C, (6.087% fixed rate until 7/20/26; 3-month Secured Overnight Financing Rate + 2.412% thereafter)*(a)(b)	$387,904	$388,447
LCM XVIII LP
5.79%, 4/20/31, Series 18A, Class CR, (5.787% fixed rate until 7/20/26; 3-month Secured Overnight Financing Rate + 2.112% thereafter)*(a)(b)	75,958	75,981
Sound Point CLO XXIX Ltd.
5.27%, 4/25/34, Series 2021-1A, Class B1R, (5.267% fixed rate until 7/25/26; 3-month Secured Overnight Financing Rate + 1.60% thereafter)*(a)(b)	500,000	499,725
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost: $954,985)		964,153
COLLATERALIZED MORTGAGE OBLIGATIONS — 43.4%
Chase Home Lending Mortgage Trust
6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	210,901	215,550
CIM Trust
2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	261,081	213,856
Federal Home Loan Mortgage Corp. REMICs
6.00%, 7/15/29, Series 2175, Class TH	7,492	7,577
6.00%, 5/15/32, Series 2448, Class ZQ	11,275	11,453
3.00%, 8/15/32, Series 4092, Class AY	194,503	188,520
6.00%, 8/15/32, Series 2485, Class WG	8,445	8,709
5.50%, 11/15/32, Series 2519, Class ZD	40,644	41,393
5.50%, 11/15/32, Series 2520, Class PH	57,073	58,518
4.21%, 6/15/34, Series 2812, Class MF, (Secured Overnight Financing Rate 30 Day Average + 0.564%)*(a)	68,135	67,989
5.50%, 6/15/34, Series 2810, Class ME	14,286	14,626
5.50%, 9/15/34, Series 2861, Class Z	135,113	137,180
5.00%, 11/15/34, Series 2893, Class PE	98,057	98,647
6.00%, 11/15/36, Series 3244, Class LZ	133	136
5.00%, 4/15/40, Series 3658, Class CZ	298,076	299,860
4.50%, 9/15/40, Series 3726, Class QZ	372,953	368,002
4.00%, 1/15/41, Series 4179, Class AZ	289,387	279,635
3.50%, 5/15/41, Series 4229, Class MA	67,174	66,810
3.00%, 12/15/41, Series 4273, Class GM	28,953	28,194
4.00%, 5/15/42, Series 4048, Class CE	150,000	143,078
3.00%, 11/15/42, Series 4136, Class ZG	850,487	776,034
3.00%, 5/15/43, Series 4322, Class DJ	15,861	15,636
4.50%, 12/15/43, Series 4283, Class EW*(a)	186,479	184,003
3.00%, 6/15/44, Series 4483, Class CA	99,520	95,351
2.25%, 8/15/44, Series 4406, Class AC	48,086	43,237
3.50%, 9/15/46, Series 4774, Class LP	175,099	170,421
5.00%, 11/25/50, Series 5058, Class BC	246,312	241,258
5.00%, 1/25/52, Series 5488, Class HA	672,733	670,813
5.50%, 3/25/54, Series 5387, Class ZQ	495,559	494,413
5.00%, 11/25/54, Series 5513, Class Z	529,970	513,820
5.00%, 2/25/55, Series 5505, Class AZ	427,179	413,735
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	451,310	417,984
4.75%, 5/25/57, Series 2018-1, Class M*(a)	149,704	147,205
3.00%, 8/25/57, Series 2018-3, Class HT	112,872	97,579
2.50%, 5/25/60, Series 2020-3, Class M5TU	924,085	796,234
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.50%, 12/25/46, Series 2017-SC01, Class 2A	285,502	250,590
Federal National Mortgage Association REMICs
2.00%, 11/25/30, Series 2015-93, Class AD	21,862	21,488
6.50%, 10/25/31, Series 2001-52, Class YZ	9,928	10,251
3.00%, 6/25/33, Series 2014-36, Class QA	8,229	8,162
4.50%, 10/25/34, Series 2004-75, Class ZG	3,037	3,013
3.98%, 5/25/35, Series 2005-40, Class FB, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	15,015	14,956
4.75%, 8/25/35, Series 2005-80, Class SZ	78,050	77,070
6.00%, 7/25/36, Series 2006-62, Class PZ	242,030	250,743
4.50%, 10/25/36, Series 2009-19, Class PW	100,148	99,864
3.98%, 12/25/36, Series 2006-120, Class PF, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	18,210	18,056
5.50%, 2/25/37, Series 2007-6, Class PA	43,496	44,777
4.25%, 4/25/37, Series 2007-30, Class ZM	308,933	293,113
5.00%, 4/25/37, Series 2007-26, Class JZ	98,608	99,308
5.00%, 3/25/38, Series 2008-16, Class EA	4,178	4,135
6.00%, 8/25/39, Series 2009-62, Class Z	183,771	192,143
5.00%, 11/25/39, Series 2009-89, Class PH	83,294	83,695
3.50%, 5/25/40, Series 2010-43, Class MC	35,550	35,367
5.00%, 7/25/40, Series 2010-80, Class PZ	127,062	127,713
5.00%, 9/25/40, Series 2010-102, Class PN	370,774	374,852
3.00%, 2/25/41, Series 2011-134, Class NJ	9,353	9,277
2.50%, 5/25/41, Series 2012-131, Class DZ	15,034	13,608
5.25%, 9/25/41, Series 2011-84, Class PZ	165,014	167,007
1.75%, 6/25/42, Series 2013-37, Class JA	49,120	47,957
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	194,840
3.00%, 2/25/43, Series 2013-1, Class JZ	86,256	74,270
5.00%, 12/25/43, Series 2022-76, Class HC	561,815	565,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2026

Investments	Principal Amount	Value
3.00%, 3/25/44, Series 2015-42, Class CA	$111,756	$107,409
5.50%, 2/25/45, Series 2022-84, Class A	497,352	501,696
3.00%, 3/25/46, Series 2016-9, Class D	245,501	223,841
2.50%, 9/25/46, Series 2016-63, Class CA	33,312	22,063
Freddie Mac STACR REMIC Trust
5.41%, 8/25/44, Series 2024-HQA2, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.80%)*(a)(b)	400,000	402,403
GCAT Trust
6.59%, 12/25/55, Series 2025-INV5, Class B3*(a)(b)	596,683	608,844
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	78,055	77,902
5.00%, 4/20/34, Series 2004-31, Class ZB	90,613	90,383
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	154,612
5.50%, 4/20/37, Series 2007-24, Class PC	1,276	1,274
5.50%, 5/20/38, Series 2008-42, Class QB	32,541	33,223
2.00%, 8/20/39, Series 2011-52, Class KY	17,790	17,339
6.00%, 8/20/39, Series 2009-64, Class KZ	476,888	507,880
4.50%, 9/16/40, Series 2010-125, Class BZ	149,108	148,269
3.00%, 7/16/41, Series 2011-135, Class WH	203,386	184,198
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	122,749
4.00%, 3/20/44, Series 2014-43, Class Z	731,506	689,629
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	232,670
3.00%, 11/20/45, Series 2015-165, Class ZE	483,511	419,576
5.00%, 6/20/50, Series 2025-134, Class HA	644,334	641,545
5.50%, 8/20/51, Series 2025-113, Class KA	566,727	569,984
5.50%, 12/20/52, Series 2024-127, Class ZC	1,100,769	1,093,659
6.00%, 8/20/53, Series 2023-115, Class AL	1,000,000	1,019,018
6.50%, 9/20/53, Series 2023-133, Class AL	500,000	525,960
7.00%, 11/20/53, Series 2023-171, Class ZB	959,647	1,055,936
5.50%, 1/20/54, Series 2024-1, Class TZ	454,639	458,086
6.00%, 2/20/54, Series 2024-20, Class KZ	540,510	539,990
5.50%, 5/20/54, Series 2024-78, Class TZ	663,267	669,153
5.50%, 1/20/55, Series 2025-2, Class QZ	430,364	422,194
5.00%, 7/20/55, Series 2025-120, Class MZ	416,983	400,766
6.00%, 9/20/63, Series 2023-149, Class EZ	631,321	644,965
GS Mortgage-Backed Securities Trust
2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	365,791	327,458
JP Morgan Mortgage Trust
3.56%, 5/25/45, Series 2015-3, Class B3*(a)(b)	70,944	66,617
2.94%, 7/25/51, Series 2021-3, Class B1*(a)(b)	203,809	173,129
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	331,818	272,834
6.07%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	407,234	396,931
5.50%, 3/25/56, Series 2025-9, Class A8*(a)(b)	500,000	503,205
5.00%, 7/25/56, Series 2026-2, Class A9B*(a)(b)	380,211	371,044
OBX Trust
3.50%, 8/25/52, Series 2022-J2, Class A1*(a)(b)	1,048,230	938,123
5.93%, 11/25/63, Series 2024-NQM1, Class A1(a)(b)	180,439	181,036
6.18%, 5/25/64, Series 2024-NQM10, Class A1(a)(b)	198,677	200,430
Provident Funding Mortgage Trust
3.23%, 2/25/50, Series 2020-1, Class B1*(a)(b)	333,000	290,897
Rate Mortgage Trust
3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	584,964	500,182
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	95,104	81,274
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	257,672	252,007
2.75%, 11/25/29, Series 2019-3, Class A2C	555,000	522,468
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	94,476	88,066
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	186,258	187,602
6.00%, 4/25/54, Series 2024-3, Class A4*(a)(b)	100,634	101,095
Towd Point Mortgage Trust
5.60%, 5/25/58, Series 2019-HY2, Class M2, (1-month Secured Overnight Financing Rate + 2.014%)*(a)(b)	250,000	251,449
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $29,690,405)		28,702,548
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
United States — 5.9%
Benchmark Mortgage Trust
2.73%, 2/15/53, Series 2020-B16, Class A5	800,000	744,184
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	169,315
CFCRE Commercial Mortgage Trust
4.20%, 6/15/50, Series 2017-C8, Class B*(a)	300,000	292,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2026

Investments	Principal Amount	Value
CSAIL Commercial Mortgage Trust
4.88%, 11/15/51, Series 2018-C14, Class B*(a)	$250,000	$236,743
Extended Stay America Trust
6.23%, 10/15/42, Series 2025-ESH, Class D, (1-month Secured Overnight Financing Rate + 2.60%)*(a)(b)	481,567	485,493
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.74%, 9/25/45, Series 2021-P011, Class X1*(a)(c)	383,818	39,248
GS Mortgage Securities Trust
2.01%, 12/12/53, Series 2020-GSA2, Class A5	457,000	401,182
INTOWN Mortgage Trust
5.88%, 3/15/42, Series 2025-STAY, Class C, (1-month Secured Overnight Financing Rate + 2.25%)*(a)(b)	800,000	801,502
KSL Commercial Mortgage Trust
5.67%, 12/15/39, Series 2024-HT2, Class B, (1-month Secured Overnight Financing Rate + 2.042%)*(a)(b)	301,135	302,552
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X*(a)(c)	5,737,405	201,842
Wells Fargo Commercial Mortgage Trust
4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	242,120
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $3,872,868)		3,916,382
U.S. GOVERNMENT AGENCIES — 50.0%
Federal Home Loan Bank — 1.2%
3.71%, 6/26/26(d)	775,000	772,818
Federal Home Loan Mortgage Corp. — 3.2%
4.00%, 1/1/42	142,184	137,141
3.50%, 8/1/46	190,710	177,323
3.50%, 9/1/47	196,059	181,739
2.00%, 9/1/51	356,336	293,635
2.00%, 1/1/52	756,851	618,544
2.50%, 2/1/52	374,727	320,452
2.50%, 2/1/52	476,213	406,867
Total Federal Home Loan Mortgage Corp.		2,135,701
Federal National Mortgage Association — 31.9%
4.00%, 11/1/43	191,902	185,114
4.00%, 5/1/47	150,956	143,839
4.00%, 12/1/47	140,234	133,577
2.50%, 11/1/50	369,772	314,092
2.00%, 12/1/51	420,165	338,146
2.50%, 12/1/51	566,206	485,324
2.00%, 1/1/52	1,733,999	1,394,470
2.50%, 2/1/52	693,300	584,128
2.50%, 4/1/52	1,076,636	906,562
3.00%, 5/1/52	1,642,660	1,453,430
2.50%, 6/1/52	796,358	669,939
3.50%, 7/1/52	1,013,418	922,978
3.50%, 9/1/52	1,717,879	1,563,319
4.50%, 9/1/52	824,480	795,500
5.00%, 9/1/52	1,646,782	1,633,461
3.00%, 10/1/52	1,051,132	920,303
4.00%, 1/1/53	949,558	893,095
5.50%, 6/1/53	757,196	763,697
5.00%, 8/1/53	2,457,921	2,431,409
6.00%, 7/1/54	422,511	431,915
5.50%, 9/1/54	1,027,765	1,033,466
5.50%, 2/1/55	924,533	929,661
4.00%, 4/1/55	300,225	279,842
6.00%, 7/1/55	1,156,000	1,181,730
5.00%, 11/1/55	674,936	664,562
4.50%, 6/1/56	52,588	50,263
Total Federal National Mortgage Association		21,103,822
Government National Mortgage Association — 11.4%
3.00%, 8/20/44	6,682	6,076
3.00%, 12/20/44	339,573	304,422
3.00%, 3/20/45	120,228	108,635
3.00%, 4/20/45	255,852	231,028
3.00%, 7/20/45	523,980	472,980
3.50%, 7/20/47	286,811	261,990
4.50%, 8/20/47	248,379	244,200
3.50%, 12/20/47	868,446	800,779
4.50%, 5/20/49	41,191	40,285
2.50%, 6/20/51	635,960	544,984
2.50%, 9/20/51	1,496,086	1,282,053
2.00%, 10/20/51	2,047,330	1,681,522
2.00%, 12/20/51	406,211	333,631
4.00%, 10/20/52	157,602	148,320
5.50%, 9/20/53	653,142	661,005
5.50%, 2/20/54	373,090	379,868
Total Government National Mortgage Association		7,501,778
Uniform Mortgage-Backed Securities — 2.3%
4.00%, 6/1/56(e)	700,000	655,478
4.50%, 6/1/56(e)	880,000	844,920
Total Uniform Mortgage-Backed Securities		1,500,398
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $33,063,625)		33,014,517
COMMERCIAL PAPER — 1.1%
United States — 1.1%
Thunder Bay Funding LLC
3.73%, 6/9/26(d)
(Cost: $749,388)	750,000	749,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2026

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(f)
(Cost: $12,871)	12,871	$12,871
TOTAL INVESTMENTS IN SECURITIES — 101.9% (Cost: $68,344,142)		67,359,630
Other Liabilities less Assets — (1.9)%		(1,272,664)
NET ASSETS — 100.0%		$66,086,966

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2026.
(e)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2026.

ABBREVIATIONS:
REMICs	Real Estate Mortgage Investment Conduits

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	18	9/21/26	$(1,976,906)	$(14,945)
U.S. Treasury Ultra Long Term Bond	4	9/21/26	(457,625)	(6,509)
			$(2,434,531)	$(21,454)
Long Exposure
2 Year U.S. Treasury Note	9	9/30/26	$1,859,062	$1,277
5 Year U.S. Treasury Note	13	9/30/26	1,393,742	4,623
U.S. Treasury Long Bond	5	9/21/26	561,094	7,511
			$3,813,898	$13,411
Total - Net			$1,379,367	$(8,043)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$–	$964,153	$–	$964,153
Collateralized Mortgage Obligations	–	28,702,548	–	28,702,548
Commercial Mortgage-Backed Securities	–	3,916,382	–	3,916,382
U.S. Government Agencies	–	33,014,517	–	33,014,517
Mutual Fund	–	12,871	–	12,871
Commercial Paper	–	749,159	–	749,159
Total Investments in Securities	$–	$67,359,630	$–	$67,359,630
Financial Derivative Instruments
Futures Contracts[1]	$13,411	$–	$–	$13,411
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(21,454)	$–	$–	$(21,454)
Total - Net	$(8,043)	$67,359,630	$–	$67,351,587

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 17.3%
Federal Agricultural Mortgage Corp. — 0.2%
3.88%, 9/3/26	$800,000	$799,865
2.25%, 3/4/41	2,000,000	1,366,869
Total Federal Agricultural Mortgage Corp.		2,166,734
Federal Farm Credit Bank — 0.7%
3.88%, 10/14/26	100,000	100,034
2.20%, 2/23/27	705,000	695,847
4.50%, 7/8/27	140,000	140,656
3.50%, 9/10/29	700,000	686,618
2.38%, 3/16/32	2,062,000	1,861,682
2.90%, 4/12/32	631,000	585,974
3.50%, 9/1/32	1,237,000	1,181,731
3.40%, 4/25/34	1,650,000	1,532,487
2.31%, 7/14/36	2,262,000	1,803,673
3.55%, 1/11/39	730,000	638,518
Total Federal Farm Credit Bank		9,227,220
Federal Home Loan Bank — 0.7%
1.50%, 6/9/26(a)	200,000	199,897
1.10%, 8/20/26	1,080,000	1,073,622
4.00%, 10/9/26	250,000	250,202
0.92%, 2/26/27	230,000	225,119
2.00%, 12/14/29	120,000	111,820
4.75%, 3/14/31	680,000	696,894
3.50%, 6/11/32	825,000	789,914
4.75%, 3/10/34	1,000,000	1,020,137
5.63%, 3/14/36	4,080,000	4,417,410
3.63%, 6/22/43	55,000	45,102
Total Federal Home Loan Bank		8,830,117
Federal Home Loan Mortgage Corp. — 1.9%
6.75%, 9/15/29	685,000	740,655
6.25%, 7/15/32	713,000	789,339
5.15%, 11/15/38(b)	100,000	54,811
4.50%, 8/1/41	199,605	198,032
6.03%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)*(a)	135,774	139,196
3.00%, 4/1/45	808,426	733,487
3.00%, 4/1/45	817,028	741,499
4.00%, 11/1/45	1,215,735	1,168,699
3.50%, 12/1/46	1,156,605	1,074,143
3.50%, 12/1/47	602,816	558,849
3.50%, 3/1/48	1,721,739	1,596,658
4.50%, 7/1/48	191,605	187,636
2.00%, 5/1/51	285,361	230,684
2.00%, 1/1/52	2,968,676	2,426,167
3.00%, 1/1/52	1,191,533	1,060,893
2.50%, 2/1/52	543,918	462,785
2.50%, 2/1/52	618,227	526,201
2.50%, 2/1/52	1,231,246	1,048,942
2.50%, 3/1/52	853,322	726,721
2.50%, 3/1/52	1,135,045	966,773
2.50%, 4/1/52	2,143,556	1,826,681
3.50%, 5/1/52	2,063,545	1,890,881
3.00%, 7/1/52	5,873,349	5,146,569
Total Federal Home Loan Mortgage Corp.		24,296,301
Federal National Mortgage Association — 8.0%
2.50%, 9/1/27	122,332	120,772
7.13%, 1/15/30	1,528,000	1,681,456
2.50%, 6/1/30	314,403	306,024
2.50%, 7/1/30	166,623	161,947
3.00%, 9/1/30	182,310	178,450
6.63%, 11/15/30	983,000	1,081,595
2.50%, 7/1/36	1,056,501	997,082
2.00%, 12/1/36	3,993,242	3,669,125
2.00%, 4/1/37	1,929,861	1,771,652
5.63%, 7/15/37	2,608,000	2,834,681
3.00%, 10/1/37	1,482,233	1,410,652
5.00%, 4/1/39	289,369	291,106
2.00%, 11/1/40	3,068,399	2,691,691
4.00%, 11/1/40	1,453,614	1,411,030
4.00%, 12/1/40	207,786	201,696
4.00%, 2/1/41	254,800	247,336
4.50%, 6/1/41	422,900	419,026
4.50%, 7/1/41	434,372	430,393
4.00%, 11/1/41	170,705	165,286
5.00%, 5/1/42	147,550	149,333
3.50%, 10/1/42	586,266	551,963
3.50%, 10/1/42	936,045	883,557
3.00%, 7/1/43	1,380,867	1,257,581
3.00%, 9/1/43	620,927	565,489
4.00%, 6/1/45	1,138,440	1,093,013
4.00%, 7/1/45	291,984	280,800
4.00%, 7/1/45	396,302	382,011
3.50%, 1/1/46	687,849	641,232
3.50%, 2/1/46	521,246	485,920
3.50%, 2/1/46	1,122,836	1,046,738
4.00%, 2/1/46	351,424	337,437
3.00%, 8/1/46	289,404	260,948
4.00%, 2/1/48	682,535	650,790
2.50%, 6/1/50	3,139,915	2,696,848
2.50%, 8/1/50	3,753,955	3,220,170
2.00%, 5/1/51	2,221,671	1,818,770
2.50%, 5/1/51	1,138,567	972,259
2.50%, 9/1/51	562,012	478,130
2.00%, 11/1/51	4,154,936	3,402,377
2.50%, 1/1/52	2,970,039	2,529,984
2.00%, 2/1/52	811,140	653,538
2.00%, 2/1/52	819,691	666,890
2.00%, 2/1/52	1,772,018	1,437,528
2.00%, 2/1/52	1,927,896	1,568,512
2.00%, 2/1/52	3,345,313	2,726,979
2.00%, 2/1/52	3,847,107	3,146,283
2.50%, 2/1/52	1,037,581	885,846
3.50%, 2/1/52	546,666	502,332
2.00%, 3/1/52	930,820	754,657
2.00%, 3/1/52	1,255,769	1,013,200
2.50%, 3/1/52	3,325,031	2,835,467
3.50%, 3/1/52	434,654	400,867
2.00%, 4/1/52	1,585,808	1,290,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.50%, 6/1/52	$1,148,600	$1,046,202
3.00%, 7/1/52	2,190,990	1,919,873
4.00%, 8/1/52	2,483,045	2,334,975
4.50%, 8/1/52	1,533,317	1,483,993
5.00%, 9/1/52	2,392,761	2,375,932
4.50%, 10/1/52	2,632,144	2,545,895
6.00%, 5/1/53	430,750	441,427
5.50%, 8/1/53	4,952,765	4,994,824
6.00%, 9/1/53	2,839,074	2,908,531
6.50%, 10/1/53	2,188,546	2,273,029
6.50%, 5/1/54	1,679,810	1,744,141
5.50%, 6/1/54	4,825,164	4,856,099
5.00%, 1/1/55	8,039,763	7,935,264
6.00%, 7/1/55	4,533,332	4,633,359
Total Federal National Mortgage Association		103,152,186
Government National Mortgage Association — 3.0%
4.50%, 6/20/41	183,739	182,173
4.50%, 7/20/41	296,526	293,998
4.50%, 10/20/41	385,935	382,645
4.00%, 10/20/43	593,184	571,082
4.00%, 3/20/46	321,665	306,636
4.00%, 3/20/46	497,126	473,899
3.50%, 3/20/47	2,644,086	2,442,365
3.50%, 9/20/47	932,373	845,264
3.50%, 1/20/48	494,288	456,584
4.50%, 1/20/50	477,419	468,361
2.00%, 1/20/51	912,422	750,345
2.00%, 2/20/51	2,113,183	1,735,686
2.50%, 3/20/51	923,062	790,271
2.50%, 5/20/51	1,432,357	1,227,296
2.50%, 8/20/51	1,318,574	1,128,885
2.50%, 10/20/51	1,346,929	1,153,161
3.00%, 10/20/51	983,873	870,442
3.00%, 10/20/51	1,472,533	1,311,387
2.00%, 11/20/51	7,322,334	6,014,281
3.00%, 11/20/51	2,068,825	1,830,310
3.00%, 12/20/51	1,323,700	1,178,636
4.50%, 7/20/52	502,046	487,847
5.50%, 1/20/53	1,052,225	1,069,206
5.50%, 4/20/53	219,677	222,966
5.00%, 5/20/53	1,123,066	1,116,941
6.00%, 8/20/53	792,122	810,792
6.50%, 10/20/53	473,691	494,777
5.00%, 4/20/54	1,715,797	1,702,336
6.50%, 8/20/54	1,615,310	1,686,812
5.50%, 9/20/54	3,157,281	3,188,415
6.00%, 9/20/54	3,914,721	4,007,614
Total Government National Mortgage Association		39,201,413
Resolution Funding Corp. Principal Strip — 0.0%
4.14%, 4/15/30(b)	500,000	425,005
Tennessee Valley Authority — 2.7%
3.88%, 3/15/28	1,670,000	1,667,722
7.13%, 5/1/30(c)	2,062,000	2,280,933
1.50%, 9/15/31	50,000	43,543
5.88%, 4/1/36	4,380,000	4,826,313
5.47%, 3/15/37(b)	1,698,000	987,778
5.25%, 9/15/39	5,370,000	5,570,851
5.38%, 1/15/42(b)	800,000	342,728
3.50%, 12/15/42(c)	10,260,000	8,478,572
4.88%, 1/15/48	1,000,000	957,990
4.25%, 9/15/52	3,349,000	2,800,649
5.25%, 2/1/55	1,500,000	1,467,343
5.38%, 4/1/56(c)	2,650,000	2,657,329
4.63%, 9/15/60	1,948,000	1,710,349
4.25%, 9/15/65(c)	789,000	640,127
Total Tennessee Valley Authority		34,432,227
Tennessee Valley Authority Principal Strip — 0.1%
4.63%, 1/15/38, Series 1-38(b)	1,832,000	1,032,008
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $226,101,251)		222,763,211
U.S. GOVERNMENT OBLIGATIONS — 24.7%
U.S. Treasury Bonds — 3.9%
3.88%, 8/15/40	18,300	16,637
1.88%, 2/15/41	5,232,600	3,611,312
4.50%, 2/15/44	188,000	178,262
4.63%, 5/15/44	132,900	127,844
4.63%, 11/15/44	1,726,000	1,655,881
4.75%, 2/15/45	911,200	887,423
4.88%, 8/15/45	2,736,700	2,703,347
4.63%, 11/15/45	736,000	703,513
4.63%, 2/15/46	4,498,000	4,296,644
5.00%, 5/15/46	3,404,300	3,414,805
3.38%, 11/15/48	3,280,000	2,548,919
3.00%, 8/15/52	37,120,200	26,094,341
4.75%, 5/15/55	176,000	169,441
4.75%, 8/15/55	776,000	747,385
4.75%, 2/15/56	3,772,700	3,637,413
Total U.S. Treasury Bonds		50,793,167
U.S. Treasury Notes — 20.8%
3.75%, 8/31/26	57,300	57,301
4.00%, 1/15/27	7,619,000	7,629,863
1.50%, 1/31/27(c)	864,200	851,203
4.13%, 1/31/27(c)	1,584,000	1,587,310
4.13%, 2/15/27(c)	449,500	450,431
4.13%, 2/28/27	747,000	748,590
4.25%, 3/15/27	191,500	192,162
3.88%, 3/31/27(c)	490,000	490,201
4.63%, 6/15/27	110,000	110,806
3.75%, 6/30/27	1,330,000	1,327,792
3.75%, 8/15/27	2,326,000	2,321,048
3.38%, 9/15/27	1,137,000	1,129,028
3.88%, 10/15/27	820,000	819,151
3.50%, 10/31/27	3,251,700	3,231,123
4.13%, 11/15/27	1,615,000	1,618,407
3.38%, 11/30/27	4,251,100	4,214,899
4.00%, 12/15/27	599,500	599,746
4.25%, 1/15/28	791,000	794,182
3.50%, 1/31/28	27,817,600	27,599,732
4.25%, 2/15/28	515,000	517,203
3.38%, 2/29/28	358,300	354,654
4.00%, 2/29/28	1,155,500	1,155,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.88%, 3/15/28	$90,600	$90,421
3.63%, 3/31/28	1,624,600	1,614,065
3.75%, 4/15/28	484,600	482,451
3.50%, 4/30/28	949,500	940,784
3.75%, 4/30/28	385,600	383,845
3.75%, 5/15/28	510,500	508,097
3.63%, 5/31/28	412,200	409,221
4.00%, 5/31/28	2,870,800	2,871,136
4.38%, 8/31/28	266,200	268,207
3.50%, 10/15/28	13,556,200	13,394,161
4.88%, 10/31/28	545,700	556,145
3.50%, 11/15/28	40,660,000	40,154,926
4.38%, 11/30/28	146,500	147,685
3.50%, 12/15/28	1,790,000	1,766,996
3.75%, 12/31/28	161,300	160,166
3.50%, 1/15/29	1,787,000	1,763,127
3.50%, 2/15/29	1,108,200	1,092,876
3.50%, 3/15/29	4,000,000	3,943,594
4.13%, 3/31/29	292,000	292,593
3.88%, 4/15/29	1,000,000	995,430
3.88%, 5/15/29	29,931,700	29,792,564
4.00%, 7/31/29	980,900	979,061
3.63%, 8/31/29(c)	143,000	141,062
3.50%, 9/30/29(c)	192,300	188,882
4.13%, 10/31/29	33,500	33,546
4.13%, 11/30/29	284,000	284,399
4.38%, 12/31/29	47,000	47,448
3.63%, 3/31/30	68,300	67,171
3.50%, 4/30/30	78,300	76,609
3.75%, 5/31/30	150,000	148,060
3.88%, 6/30/30	1,983,000	1,965,649
4.00%, 7/31/30	102,400	101,972
0.63%, 8/15/30	30,206,000	26,174,207
3.63%, 9/30/30	1,277,900	1,253,141
3.63%, 10/31/30	7,082,500	6,941,403
3.50%, 11/30/30	6,776,600	6,604,538
3.63%, 12/31/30	1,546,500	1,514,180
3.75%, 1/31/31	17,851,400	17,565,499
3.50%, 2/28/31	27,700	26,958
3.88%, 3/31/31	266,100	263,117
4.13%, 3/31/31	94,000	93,930
3.88%, 4/30/31	1,084,500	1,072,088
4.13%, 7/31/31	632,200	631,336
3.75%, 8/31/31	142,000	139,232
4.50%, 12/31/31	134,000	136,052
2.88%, 5/15/32	138,000	128,324
4.00%, 6/30/32	1,969,000	1,945,618
3.88%, 9/30/32	2,391,300	2,343,100
3.75%, 10/31/32	968,200	941,196
3.75%, 11/30/32	4,144,100	4,026,252
4.00%, 1/31/33	722,000	710,944
3.75%, 2/28/33	697,200	676,202
4.25%, 3/31/33	211,100	210,820
4.13%, 4/30/33	254,500	252,154
4.25%, 5/31/33	2,463,800	2,459,325
4.63%, 2/15/35(c)	246,000	250,286
4.25%, 8/15/35(c)	1,219,100	1,204,433
4.13%, 2/15/36	982,200	958,489
4.38%, 5/15/36	25,616,400	25,490,319
Total U.S. Treasury Notes		267,476,072
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $320,097,772)		318,269,239
CORPORATE BONDS — 42.7%
Argentina — 0.0%
Pampa Energia SA
7.88%, 12/16/34(d)	27,000	27,800
Pluspetrol SA
8.50%, 5/30/32(d)	44,000	46,226
Tecpetrol SA
7.63%, 11/3/30(d)	30,000	30,790
Telecom Argentina SA
9.25%, 5/28/33(d)	100,000	106,587
Transportadora de Gas del Sur SA
7.75%, 11/20/35(d)	20,000	20,570
Vista Energy Argentina SAU
7.63%, 12/10/35(d)	50,000	51,376
YPF SA
8.75%, 9/11/31(d)	22,000	23,264
7.00%, 9/30/33(a)(d)	23,000	23,057
7.00%, 12/15/47(d)	22,000	19,904
Total Argentina		349,574
Australia — 0.6%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40	83,000	87,135
Australia & New Zealand Banking Group Ltd.
5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(e)	200,000	204,394
BHP Billiton Finance USA Ltd.
5.25%, 9/8/26	25,000	25,074
4.75%, 2/28/28	55,000	55,431
5.10%, 9/8/28	38,000	38,614
5.25%, 9/8/30	18,000	18,468
4.90%, 2/28/33	15,000	15,091
5.25%, 9/8/33	100,000	102,462
4.13%, 2/24/42	65,000	56,049
5.00%, 9/30/43	209,000	197,279
5.50%, 9/8/53	53,000	52,282
5.75%, 9/5/55	134,000	136,254
Commonwealth Bank of Australia
1.13%, 6/15/26(e)	50,000	49,946
2.63%, 9/6/26(e)	40,000	39,834
2.55%, 3/14/27(e)	194,000	191,725
1.88%, 9/15/31(e)	383,000	337,031
3.90%, 7/12/47(e)	161,000	128,713
CSL Finance PLC
4.05%, 4/27/29(e)	57,000	56,057
4.25%, 4/27/32(e)	40,000	38,562
5.11%, 4/3/34(e)	75,000	75,214
4.63%, 4/27/42(e)	20,000	17,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.75%, 4/27/52(e)	$40,000	$34,079
5.42%, 4/3/54(e)	41,000	38,536
4.95%, 4/27/62(e)	74,000	62,891
Fortescue Treasury Pty. Ltd.
6.13%, 4/15/32(e)	51,000	52,812
Glencore Finance Canada Ltd.
6.90%, 11/15/37(e)	20,000	22,204
6.00%, 11/15/41(e)	20,000	20,510
5.55%, 10/25/42(e)	70,000	68,551
Glencore Funding LLC
4.00%, 3/27/27(e)	40,000	39,913
5.34%, 4/4/27(e)	35,000	35,329
3.88%, 10/27/27(e)	20,000	19,850
5.40%, 5/8/28(e)	20,000	20,296
6.13%, 10/6/28(e)	46,000	47,499
4.88%, 3/12/29(e)	30,000	30,196
5.37%, 4/4/29(e)	29,000	29,563
2.50%, 9/1/30(e)	40,000	36,469
6.38%, 10/6/30(e)	30,000	31,773
2.85%, 4/27/31(e)	25,000	22,815
2.63%, 9/23/31(e)	42,000	37,632
5.70%, 5/8/33(c)(e)	251,000	260,386
6.50%, 10/6/33(e)	137,000	148,781
5.63%, 4/4/34(e)	50,000	51,576
3.88%, 4/27/51(e)	77,000	57,022
3.38%, 9/23/51(e)	20,000	13,422
5.89%, 4/4/54(c)(e)	20,000	19,965
Goodman U.S. Finance Five LLC
4.63%, 5/4/32(e)	20,000	19,526
Goodman U.S. Finance Four LLC
4.50%, 10/15/37(e)	108,000	98,821
Macquarie Bank Ltd.
6.80%, 1/18/33(e)	225,000	243,249
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(e)	166,000	148,624
Mineral Resources Ltd.
9.25%, 10/1/28(e)	29,000	30,140
8.50%, 5/1/30(e)	26,000	26,879
National Australia Bank Ltd.
1.89%, 1/12/27(e)	257,000	253,469
3.91%, 6/9/27	347,000	346,336
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(e)	476,000	431,509
NBN Co. Ltd.
5.75%, 10/6/28(e)	160,000	164,454
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	58,107
5.20%, 11/2/40	128,000	126,246
2.75%, 11/2/51	146,000	89,754
Rio Tinto Finance USA PLC
5.00%, 3/9/33	170,000	172,175
4.75%, 3/22/42	118,000	108,997
5.13%, 3/9/53	196,000	181,855
Santos Finance Ltd.
3.65%, 4/29/31(e)	79,000	74,108
6.88%, 9/19/33(c)(e)	35,000	38,132
South32 Treasury Ltd.
4.35%, 4/14/32(e)	29,000	27,779
Transurban Finance Co. Pty. Ltd.
3.38%, 3/22/27(e)	27,000	26,781
2.45%, 3/16/31(e)	37,000	33,344
Westpac Banking Corp.
1.95%, 11/20/28	8,000	7,578
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	502,000	501,082
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)	20,000	20,264
6.82%, 11/17/33	160,000	175,060
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	25,000	22,387
4.42%, 7/24/39	12,000	10,786
2.96%, 11/16/40	65,000	48,149
3.13%, 11/18/41	198,000	146,367
Woodside Finance Ltd.
4.50%, 3/4/29(e)	106,000	105,438
5.70%, 9/12/54	181,000	173,476
Total Australia		7,036,242
Austria — 0.0%
Oesterreichische Kontrollbank AG
4.75%, 5/21/27	70,000	70,478
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	806,000	736,855
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/1/46	326,000	296,411
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	348,000	439,102
4.75%, 4/15/58	763,000	659,080
5.80%, 1/23/59(c)	53,000	54,031
Total Belgium		2,185,479
Bermuda — 0.0%
Bacardi Ltd.
4.70%, 5/15/28(e)	312,000	311,858
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	21,000	20,838
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	27,238
5.75%, 6/5/33	15,000	15,416
Triton Container International Ltd.
3.15%, 6/15/31(e)	25,000	22,625
Triton Container International Ltd./TAL International Container Corp.
3.25%, 3/15/32	93,000	82,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
XL Group Ltd.
5.25%, 12/15/43	$29,000	$27,091
Total Bermuda		508,032
Brazil — 0.3%
Banco do Brasil SA
3.25%, 9/30/26(d)	200,000	199,115
Braskem Netherlands Finance BV
7.25%, 2/13/33(d)	200,000	115,632
BRF SA
4.88%, 1/24/30(d)	249,000	238,146
CSN Inova Ventures
6.75%, 1/28/28(d)	200,000	167,567
Embraer Netherlands Finance BV
5.98%, 2/11/35	154,000	159,695
Gerdau Trade, Inc.
5.75%, 6/9/35	150,000	153,477
Gol Finance, Inc.
14.38%, 6/6/30(d)	83,000	79,180
Klabin Austria GmbH
5.75%, 4/3/29(d)	200,000	202,380
MARB BondCo PLC
3.95%, 1/29/31(d)	200,000	178,947
MercadoLibre, Inc.
4.90%, 1/15/33	106,000	103,464
Minerva Luxembourg SA
4.38%, 3/18/31(d)	200,000	177,948
Petrobras Global Finance BV
5.60%, 1/3/31	535,000	542,819
6.90%, 3/19/49	97,000	96,304
6.85%, 6/5/15	170,000	161,126
Samarco Mineracao SA
9.50%, 6/30/31, PIK(d)	182,227	183,911
Suzano Austria GmbH
2.50%, 9/15/28	120,000	114,243
3.75%, 1/15/31(c)	60,000	56,172
3.13%, 1/15/32, Series DM3N(c)	292,000	259,516
Suzano Netherlands BV
5.50%, 1/15/36	82,000	79,928
Vale Overseas Ltd.
6.13%, 6/12/33	72,000	75,926
8.25%, 1/17/34	111,000	131,640
6.88%, 11/21/36(c)	177,000	198,329
6.88%, 11/10/39	104,000	116,306
6.40%, 6/28/54(c)	118,000	121,175
Vale SA
5.63%, 9/11/42	158,000	156,960
Yara International ASA
3.80%, 6/6/26(e)	20,000	19,992
3.15%, 6/4/30(e)	7,000	6,557
7.38%, 11/14/32(d)	170,000	188,111
Total Brazil		4,284,566
Canada — 1.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(e)	20,000	19,661
3.50%, 2/15/29(e)	100,000	96,195
6.13%, 6/15/29(e)	61,000	62,163
Air Canada
3.88%, 8/15/26(e)	105,000	104,876
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1, Class C(e)	150,000	150,918
Algonquin Power & Utilities Corp.
4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	30,786
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30(e)	5,000	4,714
5.27%, 2/12/34(e)	73,000	73,602
4.50%, 7/26/47(e)	20,000	16,593
3.80%, 1/25/50(e)	30,000	22,156
3.63%, 5/13/51(e)	63,000	44,627
5.62%, 2/12/54(e)	25,000	24,101
AltaGas Ltd.
7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(a)(e)	36,000	37,510
Bank of Montreal
1.25%, 9/15/26	95,000	94,274
5.27%, 12/11/26	84,000	84,539
2.65%, 3/8/27(c)	101,000	99,970
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	491,000	483,501
Bank of Nova Scotia
2.15%, 8/1/31	161,000	142,596
2.45%, 2/2/32	306,000	271,483
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	104,000	100,065
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	303,000	317,181
Bausch Health Cos., Inc.
4.88%, 6/1/28(e)	103,000	95,370
5.00%, 2/15/29(e)	29,000	20,409
6.25%, 2/15/29(e)	187,000	134,226
5.25%, 2/15/31(e)	100,000	57,537
Bell Telephone Co. of Canada or Bell Canada
5.10%, 5/11/33(c)	90,000	90,561
5.20%, 2/15/34	37,000	37,183
4.46%, 4/1/48	290,000	242,317
7.00%, 9/15/55, (7.00% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.363% thereafter)(a)(c)	70,000	72,358
Bombardier, Inc.
8.75%, 11/15/30(e)	31,000	32,926
7.25%, 7/1/31(e)	46,000	48,438
7.00%, 6/1/32(c)(e)	31,000	32,288
Brookfield Asset Management Ltd.
6.08%, 9/15/55	68,000	68,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 4/15/50	$141,000	$96,016
Brookfield Finance, Inc.
4.85%, 3/29/29	263,000	264,011
4.35%, 4/15/30	100,000	98,444
3.50%, 3/30/51	242,000	166,261
3.63%, 2/15/52	36,000	25,115
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(e)	25,000	25,046
5.00%, 6/15/29(e)	14,000	13,277
4.88%, 2/15/30(e)	20,000	18,476
Canadian Imperial Bank of Commerce
5.62%, 7/17/26	33,000	33,068
5.93%, 10/2/26(c)	62,000	62,386
3.45%, 4/7/27	250,000	248,635
5.00%, 4/28/28	249,000	251,935
5.99%, 10/3/28	51,000	52,679
3.60%, 4/7/32	21,000	19,767
6.09%, 10/3/33	23,000	24,589
Canadian National Railway Co.
6.90%, 7/15/28	35,000	36,828
3.85%, 8/5/32	16,000	15,301
5.85%, 11/1/33	6,000	6,419
6.25%, 8/1/34	27,000	29,525
6.20%, 6/1/36	34,000	36,980
6.38%, 11/15/37	16,000	17,722
3.20%, 8/2/46	45,000	32,072
3.65%, 2/3/48	33,000	24,904
4.45%, 1/20/49	35,000	29,768
4.40%, 8/5/52	38,000	31,901
6.13%, 11/1/53	66,000	69,949
Canadian Natural Resources Ltd.
3.85%, 6/1/27	54,000	53,789
2.95%, 7/15/30	35,000	32,886
7.20%, 1/15/32	85,000	94,622
6.45%, 6/30/33	25,000	27,129
5.85%, 2/1/35	30,000	31,320
6.50%, 2/15/37	67,000	72,494
6.25%, 3/15/38	100,000	106,334
6.75%, 2/1/39	46,000	50,540
4.95%, 6/1/47	70,000	62,575
Canadian Pacific Railway Co.
4.00%, 6/1/28(c)	80,000	79,418
2.88%, 11/15/29	30,000	28,486
2.05%, 3/5/30	35,000	32,009
7.13%, 10/15/31	25,000	27,745
4.80%, 9/15/35	269,000	266,326
5.95%, 5/15/37	56,000	59,458
3.00%, 12/2/41(c)	35,000	25,933
4.30%, 5/15/43	46,000	39,665
4.80%, 8/1/45	50,000	45,082
4.95%, 8/15/45	40,000	36,717
4.70%, 5/1/48	45,000	39,438
3.50%, 5/1/50	50,000	35,649
3.10%, 12/2/51	65,000	42,510
4.20%, 11/15/69	166,000	123,847
6.13%, 9/15/15	46,000	47,635
Cenovus Energy, Inc.
5.25%, 6/15/37	21,000	20,491
6.75%, 11/15/39	108,000	119,381
5.40%, 6/15/47(c)	39,000	36,207
3.75%, 2/15/52(c)	68,000	49,065
CI Financial Corp.
7.50%, 5/30/29(e)	64,000	67,222
4.10%, 6/15/51	68,000	45,888
Dye & Durham Ltd.
8.63%, 4/15/29(e)	23,000	19,110
Element Fleet Management Corp.
6.32%, 12/4/28(e)	31,000	32,205
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	45,990
2.64%, 6/15/31	37,000	33,255
4.75%, 6/15/46	110,000	93,344
Empower Finance 2020 LP
1.36%, 9/17/27(e)	17,000	16,341
1.78%, 3/17/31(e)	17,000	14,828
3.08%, 9/17/51(e)	29,000	18,590
Enbridge, Inc.
1.60%, 10/4/26	30,000	29,752
5.90%, 11/15/26	21,000	21,139
4.25%, 12/1/26	45,000	45,015
5.25%, 4/5/27	46,000	46,362
3.70%, 7/15/27	45,000	44,694
6.00%, 11/15/28	91,000	94,150
5.30%, 4/5/29	46,000	46,914
3.13%, 11/15/29	10,000	9,540
6.20%, 11/15/30	55,000	58,149
5.70%, 3/8/33	165,000	171,571
2.50%, 8/1/33(c)	79,000	67,602
5.63%, 4/5/34	86,000	89,096
4.50%, 6/10/44	45,000	38,338
5.50%, 12/1/46	70,000	67,511
4.00%, 11/15/49	45,000	34,424
3.40%, 8/1/51	88,000	60,190
6.70%, 11/15/53(c)	134,000	147,917
5.95%, 4/5/54	121,000	121,983
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)(c)	25,000	26,727
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)(c)	7,000	7,409
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,132
4.63%, 4/29/30	90,000	89,625
3.38%, 3/3/31	45,000	42,109
5.63%, 8/16/32	55,000	56,666
6.00%, 12/7/33	45,000	47,206
6.35%, 3/22/54	145,000	150,372
6.10%, 3/15/55	78,000	78,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.50%, 5/20/55	$51,000	$53,862
Garda World Security Corp.
6.00%, 6/1/29(e)	126,000	123,441
goeasy Ltd.
9.25%, 12/1/28(e)	127,000	124,753
7.63%, 7/1/29(c)(e)	16,000	15,034
7.38%, 10/1/30(c)(e)	18,000	16,202
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(e)	12,000	11,877
4.58%, 5/17/48(e)	21,000	17,737
Great-West Lifeco Finance Delaware LP
4.15%, 6/3/47(e)	29,000	23,108
Hudbay Minerals, Inc.
6.13%, 4/1/29(d)	25,000	25,218
Intact Financial Corp.
5.46%, 9/22/32(e)	25,000	25,674
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(e)	30,000	30,624
Kinross Gold Corp.
6.25%, 7/15/33	60,000	64,077
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(e)	90,000	64,530
10.75%, 6/30/32(e)	275,000	89,034
Magna International, Inc.
5.50%, 3/21/33	43,000	44,225
Manulife Financial Corp.
2.48%, 5/19/27	37,000	36,428
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,715
3.70%, 3/16/32	15,000	14,264
5.38%, 3/4/46(c)	33,000	32,030
Mattamy Group Corp.
4.63%, 3/1/30(e)	37,000	35,555
Methanex Corp.
5.13%, 10/15/27	29,000	29,035
5.25%, 12/15/29(c)	12,000	11,991
5.65%, 12/1/44	84,000	76,736
Nutrien Ltd.
4.00%, 12/15/26	25,000	24,977
4.90%, 3/27/28	36,000	36,307
4.20%, 4/1/29	15,000	14,892
2.95%, 5/13/30	36,000	33,858
4.13%, 3/15/35	119,000	109,810
5.88%, 12/1/36	112,000	116,510
5.63%, 12/1/40	27,000	26,886
6.13%, 1/15/41	25,000	26,347
4.90%, 6/1/43	45,000	40,629
5.25%, 1/15/45	40,000	37,435
5.00%, 4/1/49	41,000	36,667
3.95%, 5/13/50	45,000	33,930
5.80%, 3/27/53(c)	70,000	69,596
Open Text Corp.
6.90%, 12/1/27(e)	41,000	42,029
3.88%, 2/15/28(e)	37,000	35,987
3.88%, 12/1/29(e)	35,000	32,158
Open Text Holdings, Inc.
4.13%, 2/15/30(e)	38,000	34,942
4.13%, 12/1/31(c)(e)	30,000	26,200
Precision Drilling Corp.
6.88%, 1/15/29(e)	71,000	71,731
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(e)	23,000	23,369
7.75%, 3/15/31(e)	33,000	34,300
Rogers Communications, Inc.
2.90%, 11/15/26	30,000	29,834
3.20%, 3/15/27	80,000	79,309
5.00%, 2/15/29	150,000	151,251
3.80%, 3/15/32	140,000	130,756
5.30%, 2/15/34	90,000	89,594
7.50%, 8/15/38	154,000	175,737
4.50%, 3/15/42(c)	70,000	59,749
5.45%, 10/1/43	60,000	56,251
4.35%, 5/1/49	9,000	7,123
3.70%, 11/15/49	174,000	126,173
4.55%, 3/15/52	180,000	143,453
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(e)	230,000	229,425
Royal Bank of Canada
6.00%, 11/1/27	99,000	101,452
4.90%, 1/12/28	165,000	166,696
5.20%, 8/1/28(c)	191,000	194,562
4.00%, 11/3/28, (3.995% fixed rate until 11/3/27; Secured Overnight Financing Rate + 0.70% thereafter)(a)	138,000	137,287
4.95%, 2/1/29	180,000	183,032
2.30%, 11/3/31(c)	134,000	119,775
3.88%, 5/4/32(c)	21,000	20,177
5.00%, 2/1/33	35,000	35,372
5.00%, 5/2/33	18,000	18,192
5.15%, 2/1/34(c)	102,000	104,261
Saturn Oil & Gas, Inc.
9.63%, 6/15/29(e)	29,000	30,407
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)(c)	26,000	27,785
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)	18,000	18,825
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27	44,000	44,177
5.03%, 10/1/29	70,000	70,430
5.58%, 10/1/34	113,000	112,990
6.18%, 10/1/54	60,000	58,002
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	39,919
5.95%, 12/1/34	85,000	89,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.80%, 5/15/38	$54,000	$59,594
6.50%, 6/15/38	42,000	45,082
6.85%, 6/1/39	66,000	73,477
4.00%, 11/15/47	45,000	34,626
3.75%, 3/4/51	66,000	47,738
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29(e)	25,000	24,236
Taseko Mines Ltd.
8.25%, 5/1/30(e)	20,000	20,976
Teine Energy Ltd.
6.88%, 4/15/29(e)	165,000	165,482
TELUS Corp.
3.40%, 5/13/32(c)	12,000	10,987
4.60%, 11/16/48	117,000	98,096
7.00%, 10/15/55, (7.00% fixed rate until 10/15/35; 5-year Constant Maturity Treasury Rate + 2.709% thereafter)(a)(c)	28,000	28,846
Toronto-Dominion Bank
4.46%, 6/8/32(c)	704,000	693,602
TR Finance LLC
5.50%, 8/15/35	36,000	36,587
5.85%, 4/15/40	45,000	45,244
5.65%, 11/23/43	32,000	31,474
TransAlta Corp.
6.50%, 3/15/40	12,000	11,878
TransCanada PipeLines Ltd.
7.63%, 1/15/39	447,000	529,526
4.88%, 5/15/48	184,000	164,183
Total Canada		15,638,951
Chile — 0.3%
AES Andes SA
6.30%, 3/15/29(d)	200,000	204,354
Antofagasta PLC
2.38%, 10/14/30(d)	200,000	181,519
Celulosa Arauco y Constitucion SA
5.50%, 11/2/47	200,000	176,504
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(e)	1,000,000	993,953
5.63%, 9/21/35(e)	114,000	114,856
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/30(d)	200,000	192,023
Empresa Nacional del Petroleo
5.25%, 11/6/29(d)	200,000	201,626
Interchile SA
4.50%, 6/30/56(d)	200,000	166,281
Inversiones CMPC SA
4.38%, 4/4/27(d)	471,000	470,160
Latam Airlines Group SA
7.63%, 1/7/31(d)	67,000	69,359
Sociedad Quimica y Minera de Chile SA
4.25%, 5/7/29(d)	400,000	397,587
Total Chile		3,168,222
China — 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(c)	412,000	407,463
2.13%, 2/9/31	1,234,000	1,118,751
Amipeace Ltd.
1.75%, 11/9/26(d)	234,000	231,322
BOC Aviation Ltd.
4.50%, 5/23/28(d)	248,000	248,453
CFAMC II Co. Ltd.
4.88%, 11/22/26(d)	218,000	218,385
China Cinda Finance I Ltd.
4.75%, 2/8/28(d)	200,000	200,976
China Overseas Finance Cayman VIII Ltd.
2.75%, 3/2/30(d)	200,000	186,028
CITIC Ltd.
3.88%, 2/28/27(d)	400,000	398,635
CNAC HK Finbridge Co. Ltd.
5.13%, 3/14/28(d)	221,000	223,910
CNOOC Finance Ltd.
5.50%, 5/21/33(e)	12,000	12,634
CNOOC Petroleum North America ULC
5.88%, 3/10/35	171,000	186,149
6.40%, 5/15/37	85,000	97,411
7.50%, 7/30/39	161,000	204,808
Industrial & Commercial Bank of China Ltd.
4.23%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(a)(d)	556,000	556,695
JD.com, Inc.
3.38%, 1/14/30	200,000	193,601
Joy Treasure Assets Holdings, Inc.
5.50%, 2/1/27(d)	200,000	200,862
Lenovo Group Ltd.
3.42%, 11/2/30(d)	200,000	189,245
Meituan
3.05%, 10/28/30(d)	200,000	185,205
Prosus NV
3.68%, 1/21/30(e)	575,000	550,710
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 1/8/31(d)	751,000	690,257
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	273,283
4.25%, 5/2/28(d)	275,000	275,030
Talent Yield International Ltd.
3.13%, 5/6/31(d)	200,000	185,979
Tencent Holdings Ltd.
3.93%, 1/19/38(d)	559,000	509,604
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 6/2/26(d)	200,000	200,000
Xiaomi Best Time International Ltd.
3.38%, 4/29/30(d)	200,000	191,019
Total China		7,936,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/29	$50,000	$52,665
6.88%, 4/29/30	82,000	82,364
7.75%, 2/1/32	57,000	58,168
8.88%, 1/13/33	95,000	100,456
8.38%, 1/19/36	76,000	77,970
5.88%, 5/28/45	109,000	82,223
Empresas Publicas de Medellin ESP
4.25%, 7/18/29(d)	200,000	187,064
Grupo Nutresa SA
8.00%, 5/12/30(d)	200,000	210,961
Total Colombia		851,871
Denmark — 0.0%
Danske Bank AS
1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(e)	309,000	306,583
Finland — 0.0%
Nokia OYJ
6.63%, 5/15/39	23,000	24,446
Nordea Bank Abp
1.50%, 9/30/26(e)	235,000	233,088
Total Finland		257,534
France — 0.6%
Airbus SE
3.15%, 4/10/27(e)	239,000	237,072
AXA SA
8.60%, 12/15/30	122,000	140,078
Banque Federative du Credit Mutuel SA
1.60%, 10/4/26(e)	283,000	280,658
BNP Paribas SA
3.50%, 11/16/27(e)	512,000	506,402
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(e)	700,000	636,435
3.13%, 1/20/33, (3.132% fixed rate until 1/20/32; Secured Overnight Financing Rate + 1.561% thereafter)(a)(e)	200,000	180,689
BPCE SA
3.12%, 10/19/32, (3.116% fixed rate until 10/19/31; Secured Overnight Financing Rate + 1.73% thereafter)(a)(e)	282,000	250,326
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(c)(e)	439,000	456,384
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(e)	970,000	955,527
4.82%, 9/25/33, (4.818% fixed rate until 9/25/32; Secured Overnight Financing Rate + 1.36% thereafter)(a)(e)	267,000	261,464
Electricite de France SA
4.88%, 9/21/38(e)	200,000	185,879
6.95%, 1/26/39(e)	184,000	203,918
4.95%, 10/13/45(e)	131,000	114,691
6.38%, 1/13/55(e)	154,000	157,033
4.50%, 12/4/69(d)	1,000,000	710,098
Engie SA
5.25%, 4/10/29(e)	200,000	203,771
Orange SA
9.00%, 3/1/31	178,000	209,248
5.38%, 1/13/42	80,000	77,837
5.50%, 2/6/44(c)	187,000	183,309
Societe Generale SA
6.22%, 6/15/33, (6.221% fixed rate until 6/15/32; 1-year Constant Maturity Treasury Rate + 3.20% thereafter)(a)(e)	158,000	163,773
3.65%, 7/8/35, (3.653% fixed rate until 7/8/30; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(e)	300,000	281,546
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(c)(e)	262,000	273,209
TotalEnergies Capital International SA
2.83%, 1/10/30(c)	25,000	23,680
2.99%, 6/29/41	52,000	39,012
3.46%, 7/12/49	315,000	226,225
3.39%, 6/29/60	378,000	247,556
TotalEnergies Capital SA
5.15%, 4/5/34	11,000	11,220
5.49%, 4/5/54	164,000	159,323
WEA Finance LLC
4.13%, 9/20/28(c)(e)	20,000	19,750
3.50%, 6/15/29(e)	213,000	204,810
4.63%, 9/20/48(e)	20,000	16,142
Total France		7,617,065
Germany — 0.6%
Allianz SE
5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(d)	200,000	200,656
Bayer U.S. Finance II LLC
5.50%, 7/30/35(e)	450,000	448,114
BMW U.S. Capital LLC
1.25%, 8/12/26(e)	21,000	20,879
3.45%, 4/1/27(e)	90,000	89,542
4.90%, 4/2/27(e)	27,000	27,183
3.30%, 4/6/27(e)	21,000	20,851
3.75%, 4/12/28(e)	31,000	30,669
5.05%, 8/11/28(e)	41,000	41,471
4.90%, 4/2/29(e)	33,000	33,297
3.63%, 4/18/29(e)	86,000	83,828
4.15%, 4/9/30(e)	41,000	40,161
2.55%, 4/1/31(e)	21,000	18,970
1.95%, 8/12/31(e)	21,000	18,200
3.70%, 4/1/32(e)	21,000	19,709
5.15%, 8/11/33(c)(e)	25,000	25,219
5.15%, 4/2/34(c)(e)	59,000	59,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Daimler Truck Finance North America LLC
5.13%, 1/19/28(e)	$587,000	$592,819
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	504,176
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	651,907
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	517,000	483,061
Deutsche Telekom International Finance BV
8.75%, 6/15/30	376,000	425,362
E.ON International Finance BV
6.65%, 4/30/38(e)	41,000	45,249
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,015,000	1,005,693
3.75%, 2/15/28	70,000	69,717
2.88%, 4/3/28(c)	62,000	60,768
0.75%, 9/30/30	41,000	35,581
4.75%, 10/29/30	41,000	42,021
4.38%, 2/28/34	41,000	41,153
4.89%, 4/18/36(b)	41,000	26,476
4.91%, 6/29/37(b)	21,000	12,744
Landwirtschaftliche Rentenbank
4.13%, 5/28/30	31,000	30,985
0.88%, 9/3/30	340,000	297,234
Mercedes-Benz Finance North America LLC
3.75%, 2/22/28(e)	844,000	834,627
Mercer International, Inc.
12.88%, 10/1/28(c)(e)	46,000	24,196
5.13%, 2/1/29(c)	69,000	33,214
RWE Finance U.S. LLC
5.88%, 4/16/34(e)	160,000	165,881
Siemens Financieringsmaatschappij NV
2.15%, 3/11/31(e)	745,000	670,935
Siemens Funding BV
5.20%, 5/28/35(e)	238,000	243,475
Volkswagen Group of America Finance LLC
4.75%, 11/13/28(e)	605,000	604,502
ZF North America Capital, Inc.
6.88%, 4/14/28(e)	158,000	161,923
Total Germany		8,241,521
Hong Kong — 0.2%
AIA Group Ltd.
5.63%, 10/25/27(e)	250,000	254,313
4.95%, 4/4/33(c)(e)	331,000	336,924
China Life Insurance Overseas Co. Ltd.
5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(d)	200,000	203,319
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27(d)	200,000	197,430
FWD Group Holdings Ltd.
5.25%, 9/22/30(e)	200,000	199,864
HKT Capital No. 4 Ltd.
3.00%, 7/14/26(d)	200,000	199,634
Hongkong Land Finance Cayman Islands Co. Ltd.
2.88%, 5/27/30(d)	200,000	188,338
JMH Co. Ltd.
2.50%, 4/9/31(d)	200,000	182,174
MTR Corp. CI Ltd.
2.50%, 11/2/26, Series DIP(d)	200,000	198,559
5.63%, 9/24/35, (5.625% fixed rate until 12/24/35; 5-year Constant Maturity Treasury Rate + 1.457% thereafter)(a)(d)(f)	254,000	263,178
Prudential Funding Asia PLC
3.13%, 4/14/30	27,000	25,677
3.63%, 3/24/32	9,000	8,485
Sun Hung Kai Properties Capital Market Ltd.
3.75%, 2/25/29(d)	200,000	196,082
Total Hong Kong		2,453,977
Hungary — 0.0%
MVM Energetika Zrt
7.50%, 6/9/28(d)	200,000	209,299
India — 0.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(d)	200,000	195,500
Indian Railway Finance Corp. Ltd.
3.84%, 12/13/27(d)	200,000	197,718
JSW Steel Ltd.
3.95%, 4/5/27(d)	200,000	198,280
Power Finance Corp. Ltd.
3.75%, 12/6/27(d)	200,000	197,214
REC Ltd.
2.25%, 9/1/26(d)	200,000	198,806
Reliance Industries Ltd.
2.88%, 1/12/32(d)	371,000	334,633
State Bank of India
1.80%, 7/13/26(d)	200,000	199,349
Vedanta Resources Finance II PLC
10.88%, 9/17/29(d)	200,000	213,246
Total India		1,734,746
Indonesia — 0.2%
Freeport Indonesia PT
5.32%, 4/14/32(d)	300,000	299,263
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 4/27/32(d)	200,000	183,903
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 5/15/30(d)	200,000	202,617
Pertamina Persero PT
2.30%, 2/9/31(d)	1,141,000	1,014,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	$200,000	$202,224
5.25%, 10/24/42(d)	422,000	377,807
Total Indonesia		2,280,101
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,466,738
3.30%, 1/30/32	215,000	196,815
3.85%, 10/29/41	162,000	130,919
AIB Group PLC
6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(e)	242,000	252,384
Avolon Holdings Funding Ltd.
3.25%, 2/15/27(e)	27,000	26,775
2.53%, 11/18/27(e)	37,000	35,887
2.75%, 2/21/28(e)	31,000	30,001
6.38%, 5/4/28(e)	48,000	49,378
5.75%, 3/1/29(e)	48,000	49,069
5.75%, 11/15/29(e)	34,000	34,873
4.95%, 10/15/32(e)	107,000	104,391
Bank of Ireland Group PLC
2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(e)	9,000	8,929
GGAM Finance Ltd.
8.00%, 2/15/27(e)	100,000	100,779
8.00%, 6/15/28(e)	2,000	2,083
6.88%, 4/15/29(e)	2,000	2,055
SMBC Aviation Capital Finance DAC
5.30%, 4/3/29(e)	161,000	163,304
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	295,000	299,608
Total Ireland		2,953,988
Israel — 0.1%
Energean Israel Finance Ltd.
5.38%, 3/30/28(d)	65,626	64,859
5.88%, 3/30/31(d)	62,110	59,487
8.50%, 9/30/33(c)(d)	100,593	106,664
ICL Group Ltd.
6.38%, 5/31/38(d)	28,000	29,185
Israel Electric Corp. Ltd.
4.25%, 8/14/28(d)	412,000	406,139
Leviathan Bond Ltd.
6.50%, 6/30/27(d)	25,000	25,136
6.75%, 6/30/30(d)	58,251	60,101
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36(c)	179,000	188,441
Total Israel		940,012
Italy — 0.1%
ENEL Finance International NV
5.00%, 6/15/32(e)	815,000	814,606
Eni SpA
5.70%, 10/1/40(e)	120,000	118,434
Eni USA, Inc.
7.30%, 11/15/27	159,000	165,329
Fibercop SpA
6.00%, 9/30/34, Series 2034(e)	411,000	396,843
Intesa Sanpaolo SpA
4.70%, 9/23/49, Series XR(e)	303,000	250,940
Telecom Italia Capital SA
6.38%, 11/15/33	20,000	20,896
6.00%, 9/30/34(c)	27,000	27,540
7.20%, 7/18/36	20,000	21,787
7.72%, 6/4/38	15,000	17,041
Total Italy		1,833,416
Japan — 0.7%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(e)(f)	200,000	199,891
Honda Motor Co. Ltd.
2.97%, 3/10/32	15,000	13,526
5.34%, 7/8/35	176,000	176,826
JT International Financial Services BV
3.88%, 9/28/28(d)	200,000	197,187
Meiji Yasuda Life Insurance Co.
5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(e)	200,000	200,568
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	83,000	82,681
3.29%, 7/25/27	75,000	74,190
3.96%, 3/2/28	80,000	79,557
3.74%, 3/7/29	6,000	5,905
4.29%, 7/26/38	20,000	18,656
4.15%, 3/7/39	147,000	133,062
Mizuho Financial Group, Inc.
2.84%, 9/13/26	670,000	667,831
2.56%, 9/13/31	468,000	414,986
5.42%, 5/13/36, (5.422% fixed rate until 5/13/35; 1-year Constant Maturity Treasury Rate + 0.98% thereafter)(a)	272,000	275,477
MUFG Bank Ltd.
4.70%, 3/10/44(c)(e)	506,000	457,816
Nippon Life Insurance Co.
3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(e)	483,000	455,040
Nissan Motor Co. Ltd.
4.81%, 9/17/30(e)	284,000	266,274
Nomura Holdings, Inc.
2.17%, 7/14/28	310,000	294,808
3.10%, 1/16/30	428,000	403,400
2.68%, 7/16/30	200,000	183,732
NTT Finance Corp.
5.14%, 7/2/31(e)	420,000	424,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
ORIX Corp.
2.25%, 3/9/31	$44,000	$39,211
Sumitomo Life Insurance Co.
4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(e)	213,000	210,931
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,438,000	1,425,040
3.04%, 7/16/29	819,000	780,955
2.30%, 1/12/41	552,000	380,480
2.93%, 9/17/41	186,000	134,702
Sumitomo Mitsui Trust Bank Ltd.
4.95%, 9/15/27(e)	200,000	201,443
Takeda Pharmaceutical Co. Ltd.
3.38%, 7/9/60	349,000	222,549
Toyota Motor Corp.
5.05%, 6/30/35(c)	71,000	71,905
Total Japan		8,493,517
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(d)	375,000	341,051
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26(d)	100,000	100,074
Total Kazakhstan		441,125
Kuwait — 0.0%
KFH Tier 1 Sukuk Ltd.
3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(d)(f)	200,000	199,303
NBK Tier 1 Ltd.
3.63%, 8/24/26, (3.625% fixed rate until 2/24/27; 6-Year Constant Maturity Treasury Rate + 2.875% thereafter)(a)(d)(f)	250,000	248,460
Total Kuwait		447,763
Luxembourg — 0.0%
ArcelorMittal SA
6.55%, 11/29/27	75,000	77,115
4.25%, 7/16/29	24,000	23,816
6.80%, 11/29/32(c)	64,000	70,607
6.00%, 6/17/34	35,000	36,892
7.00%, 10/15/39	62,000	69,201
6.75%, 3/1/41	25,000	27,231
6.35%, 6/17/54(c)	45,000	47,155
Total Luxembourg		352,017
Macau — 0.1%
Sands China Ltd.
5.40%, 8/8/28	450,000	455,582
Wynn Macau Ltd.
5.50%, 10/1/27(e)	200,000	199,791
Total Macau		655,373
Malaysia — 0.1%
Axiata SPV2 Bhd.
2.16%, 8/19/30(d)	200,000	180,954
Khazanah Global Sukuk Bhd.
4.69%, 6/1/28(d)	200,000	200,912
Petronas Capital Ltd.
2.48%, 1/28/32(d)	1,002,000	898,832
Petronas Energy Canada Ltd.
2.11%, 3/23/28(d)	314,000	301,625
Total Malaysia		1,582,323
Mexico — 0.4%
America Movil SAB de CV
4.70%, 7/21/32	700,000	691,286
Bimbo Bakeries USA, Inc.
5.38%, 1/9/36(d)	200,000	199,142
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(d)	163,049	171,427
Cemex SAB de CV
5.45%, 11/19/29(d)	200,000	202,118
Coca-Cola Femsa SAB de CV
1.85%, 9/1/32	150,000	125,250
Comision Federal de Electricidad
3.88%, 7/26/33(d)	259,000	224,128
Fomento Economico Mexicano SAB de CV
4.38%, 5/10/43	363,000	315,749
Industrias Penoles SAB de CV
4.75%, 8/6/50(c)(d)	262,000	216,442
Infraestructura Energetica Nova SAPI de CV
3.75%, 1/14/28(e)	200,000	197,779
Mexico City Airport Trust
4.25%, 10/31/26(d)	200,000	199,779
3.88%, 4/30/28(d)	400,000	392,190
Minera Mexico SA de CV
5.63%, 2/12/32(d)	200,000	202,284
Orbia Advance Corp. SAB de CV
2.88%, 5/11/31(d)	280,000	234,548
Petroleos Mexicanos
6.50%, 1/23/29	50,000	51,422
8.75%, 6/2/29	79,000	84,932
6.84%, 1/23/30	97,000	99,775
5.95%, 1/28/31	156,000	153,978
6.70%, 2/16/32	59,000	59,486
6.63%, 6/15/35(c)	117,000	112,745
6.50%, 6/2/41	64,000	57,137
5.50%, 6/27/44	41,000	32,289
6.38%, 1/23/45	50,000	41,849
5.63%, 1/23/46	36,000	28,154
6.75%, 9/21/47	205,000	172,352
6.35%, 2/12/48	65,000	52,708
7.69%, 1/23/50	309,000	283,725
6.95%, 1/28/60	175,000	145,635
Southern Copper Corp.
6.75%, 4/16/40	127,000	140,891
5.25%, 11/8/42	124,000	118,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.88%, 4/23/45	$164,000	$165,585
Trust
4.87%, 1/15/30(d)	200,000	191,851
Trust Fibra Uno
7.38%, 2/13/34(d)	200,000	213,539
Total Mexico		5,578,183
Morocco — 0.0%
OCP SA
3.75%, 6/23/31(d)	400,000	369,764
6.88%, 4/25/44(d)	200,000	203,127
Total Morocco		572,891
Netherlands — 0.2%
ABN AMRO Bank NV
1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(e)	200,000	199,761
Ahold Finance USA LLC
6.88%, 5/1/29	36,000	38,187
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(e)	818,000	835,332
Heineken NV
4.00%, 10/1/42(e)	20,000	16,619
4.35%, 3/29/47(e)	27,000	22,541
ING Groep NV
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	272,618
4.25%, 3/28/33, (4.252% fixed rate until 3/28/32; Secured Overnight Financing Rate + 2.07% thereafter)(a)	246,000	238,216
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	44,000	44,577
Koninklijke Philips NV
6.88%, 3/11/38	112,000	124,962
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	782,000	775,712
5.00%, 1/15/33	159,000	159,119
Total Netherlands		2,727,644
New Zealand — 0.1%
ASB Bank Ltd.
5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(e)	229,000	229,874
Bank of New Zealand
2.29%, 1/27/27(e)	257,000	253,847
Westpac New Zealand Ltd.
5.13%, 2/26/27(e)	159,000	160,160
Total New Zealand		643,881
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26(d)	200,000	199,516
Norway — 0.2%
Aker BP ASA
3.75%, 1/15/30(e)	189,000	182,510
Equinor ASA
3.63%, 9/10/28(c)	922,000	911,877
3.13%, 4/6/30	970,000	926,421
2.38%, 5/22/30	55,000	50,891
3.63%, 4/6/40	10,000	8,388
5.10%, 8/17/40	15,000	14,732
4.25%, 11/23/41	30,000	26,250
3.95%, 5/15/43	50,000	41,536
4.80%, 11/8/43	15,000	13,869
3.25%, 11/18/49	121,000	84,399
3.70%, 4/6/50	68,000	51,318
Var Energi ASA
5.00%, 5/18/27(e)	200,000	200,965
Total Norway		2,513,156
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/41(d)	200,000	172,897
Peru — 0.0%
Banco de Credito del Peru S.A.
5.85%, 1/11/29(d)	20,000	20,618
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(d)	20,000	19,809
5.80%, 3/10/35, (5.80% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.24% thereafter)(a)(d)	50,000	50,123
Petroleos del Peru SA
4.75%, 6/19/32(d)	200,000	169,697
Volcan Cia Minera SAA
8.50%, 10/28/32(d)	29,000	29,799
Total Peru		290,046
Qatar — 0.1%
QatarEnergy
3.13%, 7/12/41(d)	202,000	151,912
3.30%, 7/12/51(d)	200,000	134,705
QIB Sukuk Ltd.
5.58%, 11/22/28(d)	400,000	408,154
Total Qatar		694,771
Saudi Arabia — 0.4%
Al Rajhi Sukuk Ltd.
4.75%, 4/5/28(d)	426,000	426,341
BSF Finance
5.50%, 11/23/27(d)	400,000	404,231
EIG Pearl Holdings SARL
3.55%, 8/31/36(d)	193,983	177,636
Gaci First Investment Co.
5.25%, 1/29/34(d)	322,000	323,624
Greensaif Pipelines Bidco SARL
6.13%, 2/23/38(d)	200,000	206,125
SA Global Sukuk Ltd.
4.75%, 10/2/34(d)	202,000	196,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	$586,000	$525,675
4.25%, 4/16/39(d)	476,000	421,364
4.38%, 4/16/49(d)	259,000	209,864
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(d)	204,000	191,832
Saudi Electricity Global Sukuk Co. 4
4.72%, 9/27/28(d)	200,000	199,960
Saudi Electricity Sukuk Programme Co.
5.68%, 4/11/53(d)	209,000	203,581
SNB Sukuk Ltd.
5.13%, 2/27/29(d)	200,000	201,835
Suci Second Investment Co.
6.25%, 10/25/33(c)(d)	733,000	787,134
TMS Issuer SARL
5.78%, 8/23/32(c)(d)	254,000	261,653
Total Saudi Arabia		4,737,618
Singapore — 0.1%
DBS Group Holdings Ltd.
4.40%, 3/21/28(e)	200,000	200,634
Oversea-Chinese Banking Corp. Ltd.
4.60%, 6/15/32, (4.602% fixed rate until 6/15/27; 5-year Constant Maturity Treasury Rate + 1.575% thereafter)(a)(d)	200,000	200,147
Singapore Telecommunications Ltd.
7.38%, 12/1/31(e)	20,000	22,745
Temasek Financial I Ltd.
2.38%, 8/2/41(e)	274,000	200,310
Total Singapore		623,836
South Africa — 0.1%
Anglo American Capital PLC
5.50%, 5/2/33(d)	327,000	335,037
Eskom Holdings
4.31%, 7/23/27(d)	200,000	197,896
Sasol Financing USA LLC
4.38%, 9/18/26	378,000	377,311
Total South Africa		910,244
South Korea — 0.2%
Hyundai Capital Services, Inc.
5.13%, 2/5/27(d)	200,000	200,804
KEB Hana Bank
1.25%, 12/16/26(d)	200,000	196,737
Kookmin Bank
2.38%, 2/15/27(d)	200,000	197,402
LG Chem Ltd.
1.38%, 7/7/26(d)	200,000	199,328
LG Energy Solution Ltd.
5.38%, 7/2/29(d)	300,000	304,680
POSCO
5.75%, 1/17/28(d)	200,000	203,509
Shinhan Bank Co. Ltd.
3.75%, 9/20/27(d)	308,000	304,587
SK hynix, Inc.
6.38%, 1/17/28(e)	350,000	360,759
Woori Bank
2.00%, 1/20/27(d)	400,000	394,266
Total South Korea		2,362,072
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 3/13/29	400,000	409,385
Banco Santander SA
3.80%, 2/23/28	200,000	197,710
2.75%, 12/3/30	1,200,000	1,085,412
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(a)(c)	200,000	180,882
CaixaBank SA
5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(e)	237,000	242,800
Iberdrola International BV
6.75%, 7/15/36	56,000	63,109
Telefonica Emisiones SA
4.90%, 3/6/48	683,000	580,167
Total Spain		2,759,465
Sweden — 0.0%
Swedbank AB
1.54%, 11/16/26(e)	200,000	197,634
Switzerland — 0.2%
Swiss Re Treasury U.S. Corp.
4.25%, 12/6/42(e)	104,000	88,295
Tyco Electronics Group SA
3.13%, 8/15/27	46,000	45,415
2.50%, 2/4/32	77,000	68,522
7.13%, 10/1/37	28,000	32,249
UBS AG
4.50%, 6/26/48	429,000	370,053
UBS Americas, Inc.
7.13%, 7/15/32	961,000	1,074,614
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(c)(e)	20,000	20,010
6.38%, 2/1/30(c)(e)	541,000	506,089
Total Switzerland		2,205,247
Taiwan — 0.1%
Foxconn Far East Ltd.
3.00%, 9/23/26(d)	200,000	199,028
TSMC Arizona Corp.
4.25%, 4/22/32	200,000	198,489
TSMC Global Ltd.
1.75%, 4/23/28(d)	200,000	191,000
Total Taiwan		588,517
Thailand — 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(d)	240,000	243,713
GC Treasury Center Co. Ltd.
2.98%, 3/18/31(d)	200,000	181,192
PTTEP Treasury Center Co. Ltd.
2.99%, 1/15/30(d)	200,000	188,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Thaioil Treasury Center Co. Ltd.
2.50%, 6/18/30(d)	$213,000	$193,349
Total Thailand		807,225
Turkey — 0.1%
TC Ziraat Bankasi AS
9.50%, 8/1/26(d)	200,000	201,589
Turkiye Garanti Bankasi AS
8.38%, 2/28/34, (8.375% fixed rate until 2/28/29; 5-year Constant Maturity Treasury Rate + 4.09% thereafter)(a)(d)	200,000	203,738
Turkiye Vakiflar Bankasi TAO
5.50%, 10/1/26(d)	200,000	200,511
Yapi ve Kredi Bankasi AS
9.25%, 10/16/28(d)	200,000	213,853
Total Turkey		819,691
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 3/31/27(d)	416,000	413,439
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/2/29(d)	215,000	208,346
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 5/8/34(d)	200,000	204,585
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(d)	249,000	244,203
6.50%, 10/27/36(e)	100,000	110,307
Adnoc Murban Rsc Ltd.
4.50%, 9/11/34(d)	200,000	192,772
Aldar Sukuk No. 2 Ltd.
3.88%, 10/22/29(d)	200,000	192,934
DIB Tier 1 Sukuk 5 Ltd.
3.38%, 10/19/26, (3.375% fixed rate until 4/19/27; 6-Year Constant Maturity Treasury Rate + 2.246% thereafter)(a)(d)(f)	200,000	197,756
DP World Crescent Ltd.
4.85%, 9/26/28(d)	200,000	198,607
5.50%, 5/8/35(c)(d)	250,000	250,202
DP World Ltd.
6.85%, 7/2/37(d)	200,000	217,078
Emaar Sukuk Ltd.
3.64%, 9/15/26(d)	200,000	199,533
Emirates NBD Bank PJSC
5.63%, 10/21/27(d)	200,000	202,563
Fab Sukuk Co. Ltd.
4.58%, 1/17/28(d)	280,000	279,793
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(e)	283,744	254,436
MAF Sukuk Ltd.
4.64%, 5/14/29(d)	200,000	196,767
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(d)	792,000	817,323
Total United Arab Emirates		4,380,644
United Kingdom — 1.4%
Astrazeneca Finance LLC
4.90%, 3/3/30	15,000	15,255
4.90%, 2/26/31	20,000	20,327
2.25%, 5/28/31	15,000	13,500
4.88%, 3/3/33	10,000	10,157
5.00%, 2/26/34	30,000	30,403
AstraZeneca PLC
3.13%, 6/12/27	11,000	10,915
4.00%, 1/17/29	73,000	72,548
1.38%, 8/6/30	25,000	22,110
6.45%, 9/15/37	219,000	244,654
4.00%, 9/18/42	45,000	38,278
4.38%, 11/16/45	45,000	39,298
4.38%, 8/17/48	33,000	28,429
2.13%, 8/6/50	69,000	38,410
3.00%, 5/28/51(c)	35,000	23,404
Avianca Midco 2 PLC
9.00%, 12/1/28(e)	17,000	16,939
BAE Systems Holdings, Inc.
4.75%, 10/7/44(e)	177,000	159,993
Barclays PLC
5.37%, 2/25/31, (5.367% fixed rate until 2/25/30; Secured Overnight Financing Rate + 1.23% thereafter)(a)	781,000	793,742
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	299,388
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,576,403
5.34%, 9/10/35, (5.335% fixed rate until 9/10/34; Secured Overnight Financing Rate + 1.91% thereafter)(a)(c)	214,000	212,875
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	243,936
BAT Capital Corp.
3.56%, 8/15/27	250,000	247,795
4.91%, 4/2/30	176,000	177,451
6.34%, 8/2/30	422,000	448,055
4.39%, 8/15/37	159,000	145,564
3.98%, 9/25/50	470,000	343,331
7.08%, 8/2/53	13,000	14,633
British Telecommunications PLC
9.63%, 12/15/30	312,000	371,507
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(c)(e)	750,000	683,648
Diageo Capital PLC
3.88%, 5/18/28	412,000	408,537
5.88%, 9/30/36	29,000	30,848
Diageo Investment Corp.
4.25%, 5/11/42	24,000	20,667
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	55,000	53,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	$970,000	$1,116,856
6.50%, 9/15/37	1,182,000	1,272,116
5.25%, 3/14/44(c)	554,000	526,806
Imperial Brands Finance PLC
3.88%, 7/26/29(e)	200,000	195,386
Jaguar Land Rover Automotive PLC
5.50%, 7/15/29(e)	200,000	198,063
Lloyds Banking Group PLC
4.38%, 3/22/28	688,000	687,609
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	806,779
4.34%, 1/9/48	206,000	168,048
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(e)	20,000	20,652
6.50%, 3/26/31(e)	20,000	20,940
Mead Johnson Nutrition Co.
4.60%, 6/1/44	43,000	37,510
Nationwide Building Society
4.00%, 9/14/26(e)	515,000	514,298
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	498,604
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	312,702
NatWest Markets PLC
1.60%, 9/29/26(c)(e)	200,000	198,382
nVent Finance SARL
2.75%, 11/15/31	66,000	58,979
5.65%, 5/15/33	36,000	36,997
RELX Capital, Inc.
4.00%, 3/18/29	59,000	58,262
3.00%, 5/22/30	54,000	50,873
4.75%, 5/20/32	36,000	35,985
Reynolds American, Inc.
6.15%, 9/15/43	299,000	303,675
5.85%, 8/15/45	324,000	318,539
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	432,000	426,546
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(a)	255,000	231,818
Smith & Nephew PLC
5.15%, 3/20/27	7,000	7,036
2.03%, 10/14/30	71,000	63,277
5.40%, 3/20/34	46,000	46,668
Standard Chartered PLC
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	500,000	513,049
6.30%, 7/6/34, (6.296% fixed rate until 7/6/33; 1-year Constant Maturity Treasury Rate + 2.58% thereafter)(a)(e)	203,000	215,551
5.70%, 3/26/44(c)(e)	301,000	292,883
Unilever Capital Corp.
1.38%, 9/14/30	251,000	221,733
1.75%, 8/12/31	224,000	195,964
Vmed O2 U.K. Financing I PLC
7.75%, 4/15/32(e)	341,000	318,822
Vodafone Group PLC
6.25%, 11/30/32	136,000	145,366
6.15%, 2/27/37	215,000	231,217
5.00%, 5/30/38	33,000	32,332
5.63%, 2/10/53	158,000	149,585
5.13%, 6/19/59	176,000	156,205
5.75%, 2/10/63	200,000	188,064
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	645,000	601,237
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	20,441
Total United Kingdom		18,352,425
United States — 32.2%
3M Co.
2.88%, 10/15/27	6,000	5,893
3.05%, 4/15/30(c)	195,000	184,886
3.13%, 9/19/46	11,000	7,584
4.00%, 9/14/48	163,000	128,508
3.25%, 8/26/49	65,000	44,741
7-Eleven, Inc.
1.30%, 2/10/28(e)	46,000	43,621
1.80%, 2/10/31(e)	70,000	60,988
2.50%, 2/10/41(e)	31,000	21,001
2.80%, 2/10/51(e)	96,000	56,527
ABB Finance USA, Inc.
3.80%, 4/3/28	10,000	9,913
Abbott Laboratories
3.75%, 11/30/26	35,000	34,976
1.15%, 1/30/28	15,000	14,298
1.40%, 6/30/30	13,000	11,551
4.75%, 11/30/36	24,000	23,455
6.15%, 11/30/37	10,000	10,911
6.00%, 4/1/39	61,000	65,677
5.30%, 5/27/40	15,000	15,109
4.75%, 4/15/43	15,000	13,784
4.90%, 11/30/46	67,000	61,482
5.60%, 3/15/66	850,000	828,395
AbbVie, Inc.
3.20%, 11/21/29	181,000	173,858
4.50%, 5/14/35	706,000	682,313
4.05%, 11/21/39	379,000	334,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.85%, 6/15/44	$45,000	$41,309
4.75%, 3/15/45	102,000	91,858
4.70%, 5/14/45	142,000	127,043
4.45%, 5/14/46	181,000	155,718
4.88%, 11/14/48	125,000	112,454
4.25%, 11/21/49	362,000	296,346
5.40%, 3/15/54	133,000	127,998
5.50%, 3/15/64	161,000	155,206
5.65%, 3/15/66	459,000	452,044
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(e)	18,000	17,927
5.00%, 4/15/29(c)(e)	19,000	18,626
Accendra Health, Inc.
4.50%, 3/31/29(c)(e)	272,000	213,417
6.63%, 4/1/30(e)	122,000	73,660
ACCO Brands Corp.
4.25%, 3/15/29(c)(e)	67,000	61,712
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(e)	38,000	37,505
4.25%, 2/15/29(e)	29,000	27,505
8.50%, 6/15/29(e)	20,000	19,749
6.00%, 8/1/29(e)	20,000	18,876
7.50%, 11/6/30(e)	44,000	43,982
Adapthealth LLC
6.13%, 8/1/28(e)	55,000	55,091
Adient Global Holdings Ltd.
7.00%, 4/15/28(e)	45,000	45,806
Adobe, Inc.
2.15%, 2/1/27	55,000	54,318
4.85%, 4/4/27	32,000	32,216
4.80%, 4/4/29	2,000	2,026
2.30%, 2/1/30	68,000	63,007
4.95%, 4/4/34(c)	15,000	15,006
ADT Security Corp.
4.88%, 7/15/32(c)(e)	58,000	54,913
Advance Auto Parts, Inc.
1.75%, 10/1/27	14,000	13,422
5.95%, 3/9/28(c)	12,000	12,156
3.90%, 4/15/30	20,000	18,701
3.50%, 3/15/32	14,000	12,306
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(e)	20,000	20,272
Advanced Micro Devices, Inc.
4.39%, 6/1/52(c)	38,000	31,869
Advantage Sales & Marketing, Inc.
9.00%, 11/15/30(c)(e)	124,972	104,048
Adventist Health System
5.43%, 3/1/32	274,000	277,267
5.76%, 12/1/34	39,000	39,999
3.63%, 3/1/49	68,000	46,478
Advocate Health & Hospitals Corp.
2.21%, 6/15/30, Series 2020	6,000	5,489
4.27%, 8/15/48	53,000	43,750
3.39%, 10/15/49	55,000	39,211
3.01%, 6/15/50, Series 2020	38,000	25,106
AEGON Funding Co. LLC
5.50%, 4/16/27(e)	200,000	201,613
AEP Texas, Inc.
3.80%, 10/1/47	147,000	109,046
AEP Transmission Co. LLC
3.15%, 9/15/49	28,000	18,646
2.75%, 8/15/51, Series N	744,000	453,669
4.50%, 6/15/52, Series O	61,000	50,771
AES Corp.
2.45%, 1/15/31	196,000	175,656
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	65,000	66,283
Aetna, Inc.
6.63%, 6/15/36	79,000	86,219
4.75%, 3/15/44	91,000	77,928
Affiliated Managers Group, Inc.
3.30%, 6/15/30	6,000	5,661
5.50%, 8/20/34	151,000	151,506
Aflac, Inc.
2.88%, 10/15/26	21,000	20,900
3.60%, 4/1/30	27,000	26,133
4.00%, 10/15/46	26,000	20,532
4.75%, 1/15/49	34,000	29,583
AGCO Corp.
5.45%, 3/21/27	24,000	24,207
5.80%, 3/21/34	14,000	14,399
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,946
2.75%, 9/15/29	110,000	104,237
2.10%, 6/4/30	36,000	32,664
Agree LP
2.00%, 6/15/28	21,000	19,993
2.90%, 10/1/30	7,000	6,513
4.80%, 10/1/32	22,000	21,824
2.60%, 6/15/33	22,000	18,773
5.63%, 6/15/34	40,000	41,191
AHS Hospital Corp.
2.78%, 7/1/51, Series 2021	9,000	5,677
AIG SunAmerica Global Financing X
6.90%, 3/15/32(e)	30,000	32,504
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	11,846
2.70%, 5/15/40	166,000	122,959
Aircastle Ltd.
2.85%, 1/26/28(e)	31,000	30,094
6.50%, 7/18/28(e)	27,000	27,887
5.95%, 2/15/29(e)	27,000	27,704
Alabama Power Co.
6.13%, 5/15/38	63,000	67,517
4.30%, 1/2/46	155,000	129,326
3.13%, 7/15/51	39,000	25,626
3.00%, 3/15/52	402,000	256,916
Albemarle Corp.
5.05%, 6/1/32(c)	55,000	55,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 3/31/34(e)	$62,000	$59,837
Alexandria Real Estate Equities, Inc.
4.70%, 7/1/30	32,000	31,800
4.90%, 12/15/30	50,000	50,093
2.00%, 5/18/32	409,000	344,528
1.88%, 2/1/33	82,000	66,786
4.85%, 4/15/49	10,000	8,502
3.00%, 5/18/51	273,000	171,080
Alleghany Corp.
3.63%, 5/15/30	94,000	91,137
4.90%, 9/15/44	37,000	33,296
Allegion PLC
3.50%, 10/1/29	42,000	40,398
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,719
5.60%, 5/29/34	28,000	28,595
Alliant Energy Finance LLC
5.95%, 3/30/29(e)	61,000	62,977
3.60%, 3/1/32(e)	15,000	13,974
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(e)	82,000	81,112
6.75%, 4/15/28(e)	83,000	83,823
5.88%, 11/1/29(e)	51,000	49,809
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 6/15/30(e)	50,000	51,171
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 6/1/28(e)	200,000	197,093
Allina Health System
3.89%, 4/15/49, Series 2019	80,000	60,564
2.90%, 11/15/51, Series 2021	103,000	64,879
Allison Transmission, Inc.
4.75%, 10/1/27(e)	40,000	40,011
5.88%, 6/1/29(e)	20,000	20,208
3.75%, 1/30/31(e)	41,000	38,449
Allstate Corp.
3.28%, 12/15/26	34,000	33,869
1.45%, 12/15/30	45,000	39,202
5.25%, 3/30/33	55,000	56,042
5.35%, 6/1/33	25,000	25,670
5.55%, 5/9/35(c)	89,000	92,082
5.95%, 4/1/36	35,000	36,951
4.50%, 6/15/43	45,000	38,939
4.20%, 12/15/46	65,000	52,557
3.85%, 8/10/49	45,000	33,822
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(a)	61,000	62,404
Ally Financial, Inc.
4.75%, 6/9/27	148,000	148,546
7.10%, 11/15/27	107,000	110,640
2.20%, 11/2/28(c)	114,000	107,747
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	51,968
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	72,000	75,049
8.00%, 11/1/31	143,000	159,729
8.00%, 11/1/31	128,000	142,351
6.70%, 2/14/33(c)	20,000	20,640
Alpha Generation LLC
6.75%, 10/15/32(e)	40,000	40,963
Alphabet, Inc.
2.00%, 8/15/26	25,000	24,909
0.80%, 8/15/27	20,000	19,284
1.90%, 8/15/40	26,000	17,320
2.05%, 8/15/50	88,000	47,310
2.25%, 8/15/60(c)	734,000	371,496
Alta Equipment Group, Inc.
9.00%, 6/1/29(c)(e)	272,000	261,480
Altria Group, Inc.
4.80%, 2/14/29	407,000	409,750
5.80%, 2/14/39	344,000	349,053
5.38%, 1/31/44	535,000	500,143
4.00%, 2/4/61(c)	366,000	258,407
Amazon.com, Inc.
3.15%, 8/22/27	266,000	263,367
1.65%, 5/12/28(c)	61,000	58,247
1.50%, 6/3/30	54,000	48,352
4.95%, 12/5/44(c)	362,000	340,843
4.25%, 8/22/57	106,000	83,280
2.70%, 6/3/60	764,000	423,359
AMC Global Media, Inc.
4.25%, 2/15/29	2,000	1,777
Amcor Finance USA, Inc.
4.50%, 5/15/28	31,000	31,008
5.63%, 5/26/33	105,000	108,320
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	36,000	33,189
2.69%, 5/25/31(c)	57,000	51,664
5.50%, 3/17/35(c)	119,000	120,956
Ameren Corp.
5.70%, 12/1/26	65,000	65,420
1.95%, 3/15/27	30,000	29,488
1.75%, 3/15/28	30,000	28,623
5.00%, 1/15/29	1,000	1,012
3.50%, 1/15/31	55,000	52,194
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,734
1.55%, 11/15/30(c)	10,000	8,807
3.85%, 9/1/32	10,000	9,533
4.95%, 6/1/33(c)	10,000	10,049
4.15%, 3/15/46	20,000	16,293
3.70%, 12/1/47	81,000	61,029
4.50%, 3/15/49	20,000	16,834
3.25%, 3/15/50	20,000	13,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
2.90%, 6/15/51	$38,000	$23,821
5.90%, 12/1/52	15,000	15,305
5.55%, 7/1/54	87,000	84,576
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	8,363	8,343
3.38%, 5/1/27, Series 2015-1, Class A	12,566	12,394
3.60%, 9/22/27, Series 2015-2, Class AA	8,419	8,281
3.58%, 1/15/28, Series 2016-1, Class AA	9,319	9,151
3.20%, 6/15/28, Series 2016-2, Class AA	42,084	40,831
3.00%, 10/15/28, Series 2016-3, Class AA	8,783	8,489
3.65%, 2/15/29, Series 2017-1, Class AA	9,080	8,839
3.35%, 10/15/29, Series 2017-2, Class AA	2,835	2,724
3.15%, 2/15/32, Series 2019-1, Class AA	22,930	21,425
2.88%, 7/11/34, Series 2021-1, Class A	14,622	13,074
American Airlines, Inc.
7.25%, 2/15/28(e)	30,000	30,451
American Axle & Manufacturing, Inc.
6.88%, 7/1/28(c)	18,000	18,071
7.75%, 10/15/33(c)(e)	93,000	93,337
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(c)(e)	29,000	28,471
3.88%, 11/15/29(e)	25,000	23,807
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	24,181
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,055,000	1,043,794
American Express Co.
1.65%, 11/4/26	80,000	79,246
3.30%, 5/3/27	282,000	280,119
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	90,164
5.85%, 11/5/27	208,000	212,629
4.05%, 5/3/29	65,000	64,691
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	111,778
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	99,529
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	40,000	42,861
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	14,976
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,351
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,132
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	10,252
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	48,000	49,865
4.05%, 12/3/42	291,000	245,189
American Express Credit Corp.
3.30%, 5/3/27	124,000	123,133
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,273
4.50%, 6/15/47	55,000	45,235
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	29,834
4.90%, 2/15/29	25,000	25,157
2.38%, 7/15/31	30,000	26,545
3.63%, 4/15/32	43,000	40,022
5.50%, 2/1/34	45,000	45,720
3.38%, 7/15/51	28,000	18,716
4.30%, 4/15/52	50,000	38,997
American Honda Finance Corp.
4.90%, 3/12/27	131,000	131,512
4.70%, 1/12/28	230,000	230,868
3.50%, 2/15/28(c)	37,000	36,407
2.00%, 3/24/28	55,000	52,635
5.13%, 7/7/28	50,000	50,559
5.65%, 11/15/28	147,000	150,684
2.25%, 1/12/29	40,000	37,713
4.90%, 3/13/29(c)	55,000	55,439
4.60%, 4/17/30	14,000	13,902
5.85%, 10/4/30	10,000	10,394
1.80%, 1/13/31(c)	11,000	9,624
5.10%, 1/8/36(c)	195,000	192,114
American International Group, Inc.
3.40%, 6/30/30	24,000	22,916
5.13%, 3/27/33	75,000	75,875
3.88%, 1/15/35	81,000	74,498
4.50%, 7/16/44	68,000	59,153
4.75%, 4/1/48	91,000	80,135
4.38%, 6/30/50	178,000	146,683
American National Group, Inc.
5.00%, 6/15/27	29,000	29,072
5.75%, 10/1/29	137,000	139,125
6.14%, 6/13/32(e)	20,000	20,541
American Tower Corp.
1.45%, 9/15/26	35,000	34,748
3.13%, 1/15/27	25,000	24,831
3.65%, 3/15/27	59,000	58,759
3.55%, 7/15/27	2,000	1,984
3.60%, 1/15/28	54,000	53,304
1.50%, 1/31/28	40,000	38,125
5.25%, 7/15/28	12,000	12,180
5.80%, 11/15/28	31,000	31,876
5.20%, 2/15/29	40,000	40,654
3.95%, 3/15/29	35,000	34,458
3.80%, 8/15/29	120,000	117,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
2.90%, 1/15/30	$55,000	$51,792
1.88%, 10/15/30	55,000	48,907
2.70%, 4/15/31	93,000	84,720
2.30%, 9/15/31	50,000	44,245
4.05%, 3/15/32	11,000	10,577
5.65%, 3/15/33	55,000	57,076
5.55%, 7/15/33	89,000	91,747
5.90%, 11/15/33	56,000	58,805
5.45%, 2/15/34	45,000	45,938
3.70%, 10/15/49	55,000	40,387
3.10%, 6/15/50(c)	95,000	62,127
2.95%, 1/15/51	242,000	152,649
American Transmission Systems, Inc.
2.65%, 1/15/32(e)	15,000	13,422
5.00%, 9/1/44(e)	16,000	14,589
American University
3.67%, 4/1/49, Series 2019	115,000	86,576
American Water Capital Corp.
3.45%, 6/1/29	40,000	38,885
2.80%, 5/1/30	36,000	33,765
2.30%, 6/1/31(c)	40,000	35,851
4.45%, 6/1/32	55,000	54,065
5.15%, 3/1/34	50,000	50,904
6.59%, 10/15/37	70,000	78,556
4.30%, 12/1/42	49,000	42,597
4.30%, 9/1/45	30,000	25,063
4.00%, 12/1/46	47,000	37,050
3.75%, 9/1/47	68,000	51,797
4.15%, 6/1/49	50,000	39,635
3.45%, 5/1/50	51,000	35,901
3.25%, 6/1/51	180,000	120,860
5.45%, 3/1/54	65,000	62,108
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,893
5.70%, 12/15/28	39,000	40,189
4.50%, 5/13/32	10,000	9,914
5.15%, 5/15/33	15,000	15,274
AmFam Holdings, Inc.
3.83%, 3/11/51(e)	50,000	34,617
Amgen, Inc.
2.30%, 2/25/31	775,000	699,867
6.40%, 2/1/39	1,855,000	2,004,540
3.15%, 2/21/40	453,000	352,911
5.60%, 3/2/43	23,000	22,833
4.40%, 5/1/45	119,000	100,933
4.56%, 6/15/48	119,000	100,715
2.77%, 9/1/53	423,000	251,973
5.75%, 3/2/63	106,000	102,911
AMN Healthcare, Inc.
4.00%, 4/15/29(e)	22,000	21,267
Amphenol Corp.
5.05%, 4/5/27	27,000	27,218
4.35%, 6/1/29	26,000	26,040
2.80%, 2/15/30	64,000	60,274
5.25%, 4/5/34	77,000	78,650
5.30%, 11/15/55	240,000	227,669
Amrize Finance U.S. LLC
3.50%, 9/22/26	184,000	183,564
4.75%, 9/22/46	105,000	91,536
Amsted Industries, Inc.
4.63%, 5/15/30(e)	16,000	15,544
AmWINS Group, Inc.
4.88%, 6/30/29(e)	59,000	56,981
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,846
3.45%, 6/15/27	29,000	28,846
2.10%, 10/1/31	104,000	91,906
5.05%, 4/1/34	11,000	11,202
5.30%, 12/15/45	29,000	28,106
2.95%, 10/1/51	141,000	91,314
5.30%, 4/1/54	78,000	74,986
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(e)	27,000	27,020
5.38%, 6/15/29(e)	31,000	31,016
6.63%, 2/1/32(e)	89,000	90,940
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(e)	27,000	27,245
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(e)	24,000	23,697
5.25%, 4/15/30(e)	19,000	18,257
Aon Corp.
4.50%, 12/15/28	20,000	20,008
3.75%, 5/2/29	55,000	53,865
2.80%, 5/15/30	111,000	103,514
6.25%, 9/30/40	87,000	93,586
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	34,551
2.05%, 8/23/31	30,000	26,268
2.60%, 12/2/31	15,000	13,398
5.00%, 9/12/32	35,000	35,237
5.35%, 2/28/33	55,000	56,220
2.90%, 8/23/51	267,000	164,832
3.90%, 2/28/52	129,000	95,600
Aon Global Ltd.
4.60%, 6/14/44	39,000	33,909
4.75%, 5/15/45	38,000	33,440
Aon North America, Inc.
5.15%, 3/1/29	22,000	22,355
5.30%, 3/1/31	45,000	45,956
5.45%, 3/1/34	36,000	36,795
AP Moller - Maersk AS
4.50%, 6/20/29(e)	60,000	59,930
5.88%, 9/14/33(e)	67,000	70,317
APA Corp.
4.25%, 1/15/30	4,000	3,947
6.00%, 1/15/37	21,000	21,459
5.10%, 9/1/40	19,000	17,542
5.25%, 2/1/42	15,000	13,247
4.75%, 4/15/43	7,000	5,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.35%, 7/1/49	$44,000	$38,766
APi Group DE, Inc.
4.13%, 7/15/29(e)	14,000	13,526
4.75%, 10/15/29(e)	11,000	10,826
Apollo Debt Solutions BDC
6.90%, 4/13/29	41,000	42,174
6.70%, 7/29/31	126,000	128,973
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	10,739
5.80%, 5/21/54(c)	114,000	110,162
6.00%, 12/15/54, (6.00% fixed rate until 12/15/34; 5-year Constant Maturity Treasury Rate + 2.168% thereafter)(a)	22,000	21,374
Apollo Management Holdings LP
4.87%, 2/15/29(e)	28,000	28,073
2.65%, 6/5/30(e)	20,000	18,459
Appalachian Power Co.
7.00%, 4/1/38	490,000	549,048
4.45%, 6/1/45	288,000	238,969
Apple, Inc.
3.35%, 2/9/27	384,000	382,602
1.20%, 2/8/28	51,000	48,654
1.65%, 5/11/30	36,000	32,654
2.38%, 2/8/41	272,000	193,743
3.85%, 5/4/43	362,000	301,999
2.65%, 5/11/50	277,000	171,711
Applied Materials, Inc.
3.30%, 4/1/27	177,000	176,069
4.35%, 4/1/47	93,000	79,508
2.75%, 6/1/50	131,000	83,645
AppLovin Corp.
5.38%, 12/1/31	168,000	171,018
5.50%, 12/1/34	34,000	34,345
5.95%, 12/1/54	48,000	46,096
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/51	244,000	150,565
4.15%, 5/1/52	73,000	54,346
Aramark Services, Inc.
5.00%, 2/1/28(e)	47,000	46,983
Arch Capital Finance LLC
5.03%, 12/15/46	79,000	72,513
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	28,448
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	45,000	42,426
Archer-Daniels-Midland Co.
4.50%, 8/15/33(c)	10,000	9,916
5.38%, 9/15/35	19,000	19,602
4.02%, 4/16/43	20,000	16,585
3.75%, 9/15/47	22,000	16,824
4.50%, 3/15/49	33,000	28,344
2.70%, 9/15/51	78,000	47,627
Arches Buyer, Inc.
4.25%, 6/1/28(e)	39,000	37,986
6.13%, 12/1/28(e)	20,000	19,402
Arcosa, Inc.
4.38%, 4/15/29(e)	16,000	15,629
6.88%, 8/15/32(e)	24,000	24,888
Ares Capital Corp.
2.88%, 6/15/28	400,000	383,565
Ares Finance Co. II LLC
3.25%, 6/15/30(e)	116,000	108,728
Ares Finance Co. III LLC
4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(e)	18,000	17,944
Ares Finance Co. IV LLC
3.65%, 2/1/52(e)	20,000	13,747
Ares Management Corp.
6.38%, 11/10/28	30,000	31,136
5.60%, 10/11/54	10,000	9,102
Ares Strategic Income Fund
6.35%, 8/15/29	50,000	50,642
5.15%, 1/15/31(e)	54,000	51,797
6.20%, 3/21/32	197,000	196,192
Aretec Group, Inc.
7.50%, 4/1/29(e)	25,000	25,071
10.00%, 8/15/30(e)	27,000	28,673
Arizona Public Service Co.
2.95%, 9/15/27	180,000	176,672
4.35%, 11/15/45	22,000	17,971
3.35%, 5/15/50	300,000	203,167
2.65%, 9/15/50	142,000	85,055
Arko Corp.
5.13%, 11/15/29(e)	18,000	16,518
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,695
2.95%, 2/15/32	36,000	32,055
5.88%, 4/10/34	14,000	14,439
Arsenal AIC Parent LLC
8.00%, 10/1/30(e)	29,000	30,414
11.50%, 10/1/31(e)	20,000	21,611
Artera Services LLC
8.50%, 2/15/31(e)	25,000	22,871
Arthur J Gallagher & Co.
2.40%, 11/9/31(c)	12,000	10,623
5.50%, 3/2/33(c)	102,000	104,919
6.50%, 2/15/34	30,000	32,435
5.45%, 7/15/34	45,000	45,742
3.05%, 3/9/52	30,000	18,767
5.75%, 3/2/53	41,000	39,759
6.75%, 2/15/54	211,000	231,108
5.75%, 7/15/54	98,000	95,191
Asbury Automotive Group, Inc.
4.63%, 11/15/29(e)	96,000	93,398
Ascension Health
3.11%, 11/15/39, Series B	59,000	46,504
3.95%, 11/15/46	35,000	28,044
4.85%, 11/15/53	72,000	63,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 6/30/29(e)	$45,000	$44,981
Ashland, Inc.
3.38%, 9/1/31(c)(e)	44,000	40,228
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 8/1/29(e)	14,000	13,450
4.63%, 4/1/30(e)	18,000	17,091
ASP Unifrax Holdings, Inc.
7.10%, 9/30/29, PIK(e)	80,489	1,998
Assurant, Inc.
4.90%, 3/27/28	3,000	3,010
3.70%, 2/22/30	5,000	4,799
2.65%, 1/15/32	25,000	22,040
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,389
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	22,713
3.15%, 6/15/31	38,000	35,335
3.60%, 9/15/51	49,000	33,927
AT&T, Inc.
2.55%, 12/1/33	1,206,000	1,021,438
4.50%, 5/15/35	298,000	283,100
5.25%, 3/1/37	132,000	130,994
5.35%, 9/1/40	51,000	49,717
5.55%, 8/15/41	973,000	950,337
5.15%, 3/15/42	32,000	29,558
4.30%, 12/15/42	65,000	54,173
3.10%, 2/1/43	106,000	76,651
4.80%, 6/15/44	19,000	16,491
5.15%, 11/15/46	305,000	274,426
5.65%, 2/15/47	106,000	102,222
3.65%, 6/1/51	242,000	167,264
3.50%, 9/15/53	629,000	416,179
3.55%, 9/15/55	630,000	411,259
3.80%, 12/1/57	703,000	477,945
3.50%, 2/1/61	2,099,000	1,310,319
AthenaHealth Group, Inc.
6.50%, 2/15/30(e)	109,000	105,169
Athene Global Funding
1.99%, 8/19/28(e)	291,000	272,706
5.53%, 7/11/31(e)	50,000	50,299
Athene Holding Ltd.
3.95%, 5/25/51	414,000	286,088
3.45%, 5/15/52	48,000	30,109
6.25%, 4/1/54(c)	14,000	13,226
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(a)	43,000	41,379
6.88%, 6/28/55, (6.875% fixed rate until 6/28/35; 5-year Constant Maturity Treasury Rate + 2.582% thereafter)(a)	41,000	39,700
ATI, Inc.
5.88%, 12/1/27	31,000	31,080
4.88%, 10/1/29	13,000	12,861
7.25%, 8/15/30	17,000	17,670
5.13%, 10/1/31	24,000	23,803
Atkore, Inc.
4.25%, 6/1/31(c)(e)	16,000	15,283
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	18,858
2.30%, 3/15/31	7,000	6,291
Atlassian Corp.
5.25%, 5/15/29	30,000	30,354
5.50%, 5/15/34	35,000	35,024
Atmos Energy Corp.
2.63%, 9/15/29	110,000	104,076
4.15%, 1/15/43	14,000	11,891
2.85%, 2/15/52	409,000	254,420
Autodesk, Inc.
3.50%, 6/15/27	165,000	163,644
2.85%, 1/15/30	130,000	122,293
2.40%, 12/15/31	71,000	62,658
AutoNation, Inc.
3.85%, 3/1/32	213,000	199,083
AutoZone, Inc.
5.05%, 7/15/26	30,000	30,036
3.75%, 6/1/27	45,000	44,769
4.50%, 2/1/28	82,000	82,134
3.75%, 4/18/29	30,000	29,409
4.00%, 4/15/30	55,000	53,740
1.65%, 1/15/31	45,000	39,257
4.75%, 8/1/32	55,000	54,538
4.75%, 2/1/33	40,000	39,452
6.55%, 11/1/33	35,000	38,032
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	175,967
2.45%, 1/15/31(c)	101,000	92,055
2.05%, 1/15/32	14,000	12,258
3.90%, 10/15/46	17,000	13,345
4.15%, 7/1/47	46,000	37,236
4.35%, 4/15/48	15,000	12,452
Avantor Funding, Inc.
3.88%, 11/1/29(e)	33,000	31,353
Avery Dennison Corp.
2.65%, 4/30/30	36,000	33,286
2.25%, 2/15/32	78,000	68,094
5.75%, 3/15/33	107,000	111,166
Aviation Capital Group LLC
1.95%, 9/20/26(e)	31,000	30,783
3.50%, 11/1/27(e)	31,000	30,494
6.25%, 4/15/28(e)	136,000	139,486
6.75%, 10/25/28(e)	119,000	124,105
6.38%, 7/15/30(e)	20,000	21,035
Avient Corp.
7.13%, 8/1/30(e)	30,000	30,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(e)	12,000	12,011
5.75%, 7/15/27(e)	14,000	14,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.75%, 4/1/28(e)	$20,000	$19,724
5.38%, 3/1/29(c)(e)	88,000	86,330
8.00%, 2/15/31(c)(e)	20,000	20,179
8.38%, 6/15/32(c)(e)	50,000	51,056
Avista Corp.
4.35%, 6/1/48	20,000	16,207
4.00%, 4/1/52	28,000	20,912
Avnet, Inc.
6.25%, 3/15/28	8,000	8,200
3.00%, 5/15/31	21,000	19,029
5.50%, 6/1/32	21,000	21,301
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(e)	150,000	149,739
AXIS Specialty Finance LLC
3.90%, 7/15/29	161,000	157,299
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	7,000	6,834
AXIS Specialty Finance PLC
4.00%, 12/6/27	21,000	20,829
B&G Foods, Inc.
5.25%, 9/15/27	22,000	21,476
8.00%, 9/15/28(e)	22,000	21,797
Baker Hughes Holdings LLC
5.13%, 9/15/40	75,000	72,423
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	74,000	73,012
3.14%, 11/7/29	11,000	10,551
4.49%, 5/1/30	10,000	9,982
4.08%, 12/15/47	88,000	70,493
5.85%, 6/15/56	253,000	252,634
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(e)	25,000	25,138
Ball Corp.
6.00%, 6/15/29	40,000	40,754
3.13%, 9/15/31	55,000	49,868
Baltimore Gas & Electric Co.
2.40%, 8/15/26	19,000	18,995
2.25%, 6/15/31	12,000	10,729
5.30%, 6/1/34	8,000	8,146
6.35%, 10/1/36	26,000	28,192
3.50%, 8/15/46	43,000	31,259
3.75%, 8/15/47	96,000	72,147
4.25%, 9/15/48	62,000	50,116
3.20%, 9/15/49	111,000	74,054
2.90%, 6/15/50	26,000	16,390
4.55%, 6/1/52	73,000	60,868
5.40%, 6/1/53	46,000	43,633
5.65%, 6/1/54	26,000	25,412
Bank of America Corp.
4.25%, 10/22/26	763,000	763,586
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	396,000	394,771
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,365,000	1,343,492
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	790,000	730,725
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	300,555
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	420,000	367,932
5.00%, 1/21/44	154,000	144,844
4.75%, 4/21/45, Series L	201,000	177,036
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	36,000	29,755
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	377,000	297,984
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	65,000	40,795
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	119,000	84,532
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)	1,869,000	1,208,602
Bank of America NA
6.00%, 10/15/36	616,000	652,758
Bank of New York Mellon Corp.
1.05%, 10/15/26	10,000	9,897
3.25%, 5/16/27	144,000	142,967
3.00%, 10/30/28	181,000	175,209
1.90%, 1/25/29, Series J	63,000	59,210
3.30%, 8/23/29	114,000	109,813
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	73,920
1.65%, 1/28/31	210,000	185,586
1.80%, 7/28/31	14,000	12,209
2.50%, 1/26/32	9,000	8,112
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,596
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	13,000	13,723
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	197,000	197,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	$73,000	$79,824
BankUnited, Inc.
5.13%, 6/11/30	4,000	3,978
Banner Health
1.90%, 1/1/31	6,000	5,337
2.91%, 1/1/42	7,000	5,106
3.18%, 1/1/50, Series 2020	6,000	4,060
2.91%, 1/1/51	53,000	33,653
Baptist Healthcare System Obligated Group
3.54%, 8/15/50, Series 20B	63,000	44,914
Basin Electric Power Cooperative
4.75%, 4/26/47(e)	46,000	39,734
Bath & Body Works, Inc.
7.50%, 6/15/29(c)	27,000	27,452
6.63%, 10/1/30(e)	132,000	134,381
7.60%, 7/15/37	55,000	54,277
Bausch & Lomb Corp.
8.38%, 10/1/28(e)	351,000	363,525
Baxalta, Inc.
5.25%, 6/23/45	564,000	527,531
Baxter International, Inc.
2.27%, 12/1/28	75,000	70,526
3.95%, 4/1/30	35,000	33,791
1.73%, 4/1/31	93,000	79,083
3.50%, 8/15/46	116,000	78,340
3.13%, 12/1/51(c)	146,000	86,426
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,334
4.19%, 11/15/45	77,000	64,299
3.97%, 11/15/46	8,000	6,484
2.84%, 11/15/50, Series 2021	18,000	11,348
Beazer Homes USA, Inc.
5.88%, 10/15/27(c)	15,000	15,012
7.25%, 10/15/29(c)	14,000	14,244
7.50%, 3/15/31(e)	10,000	10,128
Becton Dickinson & Co.
4.69%, 2/13/28	50,000	50,253
4.87%, 2/8/29	1,000	1,008
2.82%, 5/20/30	55,000	51,391
1.96%, 2/11/31	71,000	62,816
4.30%, 8/22/32	35,000	34,000
5.11%, 2/8/34	35,000	35,179
3.79%, 5/20/50	24,000	17,302
Belo Corp.
7.75%, 6/1/27	8,000	8,187
7.25%, 9/15/27	10,000	10,253
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	32,422
3.70%, 7/15/30	22,000	21,344
1.65%, 5/15/31	10,000	8,673
6.13%, 4/1/36	408,000	436,828
5.95%, 5/15/37	36,000	38,149
3.80%, 7/15/48	56,000	42,051
2.85%, 5/15/51	124,000	76,073
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	208,000	171,286
4.25%, 1/15/49	29,000	23,970
2.85%, 10/15/50	35,000	22,283
Berry Global, Inc.
1.65%, 1/15/27	37,000	36,390
5.50%, 4/15/28	30,000	30,516
5.80%, 6/15/31	56,000	58,273
5.65%, 1/15/34(c)	57,000	58,315
Biogen, Inc.
2.25%, 5/1/30	105,000	95,927
3.15%, 5/1/50	135,000	87,451
3.25%, 2/15/51	159,000	104,010
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,800
3.70%, 3/15/32(c)	57,000	53,166
Black Hills Corp.
5.95%, 3/15/28	22,000	22,508
3.05%, 10/15/29	71,000	67,446
2.50%, 6/15/30	29,000	26,557
4.35%, 5/1/33(c)	29,000	27,685
6.15%, 5/15/34	41,000	43,277
6.00%, 1/15/35	15,000	15,651
4.20%, 9/15/46(c)	118,000	93,610
3.88%, 10/15/49	70,000	51,591
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,104
4.70%, 3/14/29	10,000	10,122
5.00%, 3/14/34	84,000	85,120
4.90%, 1/8/35	10,000	10,047
5.25%, 3/14/54	31,000	29,324
5.35%, 1/8/55	24,000	23,069
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,916
3.25%, 4/30/29	20,000	19,482
2.40%, 4/30/30	6,000	5,574
1.90%, 1/28/31(c)	81,000	72,362
2.10%, 2/25/32	20,000	17,582
4.75%, 5/25/33	92,000	92,810
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(e)	328,000	348,891
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	74,195
3.25%, 3/15/27	24,000	23,667
7.30%, 11/27/28	30,000	31,125
4.00%, 1/15/29(c)	40,000	38,279
5.05%, 9/10/30	55,000	52,876
6.25%, 1/25/31	87,000	87,204
6.00%, 11/22/34	176,000	169,312
Blackstone Secured Lending Fund
2.75%, 9/16/26	97,000	96,592
Block Financial LLC
5.38%, 9/15/32	27,000	26,562
Block, Inc.
2.75%, 6/1/26	41,000	41,000
3.50%, 6/1/31	41,000	37,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.50%, 5/15/32	$47,000	$47,945
Blue Owl Capital Corp.
2.88%, 6/11/28	364,000	343,780
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,838
4.70%, 2/8/27	31,000	30,864
7.95%, 6/13/28	40,000	41,519
7.75%, 1/15/29	2,000	2,068
6.65%, 3/15/31	54,000	54,176
Blue Owl Finance LLC
3.13%, 6/10/31(c)	251,000	221,738
Blue Owl Technology Finance Corp.
6.75%, 4/4/29(c)	150,000	150,772
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 7/15/29(e)	20,000	20,599
7.25%, 7/15/32(e)	20,000	20,801
Boardwalk Pipelines LP
4.45%, 7/15/27	31,000	30,970
4.80%, 5/3/29	2,000	2,008
3.40%, 2/15/31	36,000	33,727
3.60%, 9/1/32	125,000	115,943
5.63%, 8/1/34	129,000	132,505
Boeing Co.
5.15%, 5/1/30	695,000	706,571
3.50%, 3/1/39	550,000	447,197
5.81%, 5/1/50	50,000	49,565
6.86%, 5/1/54	298,000	336,918
3.83%, 3/1/59	175,000	121,415
5.93%, 5/1/60	976,000	967,124
Boise Cascade Co.
4.88%, 7/1/30(e)	16,000	15,722
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	38,000	36,617
Booz Allen Hamilton, Inc.
5.95%, 4/15/35(c)	126,000	127,491
BorgWarner, Inc.
2.65%, 7/1/27	231,000	227,063
4.38%, 3/15/45	90,000	74,887
Boston Properties LP
4.50%, 12/1/28	62,000	61,841
3.40%, 6/21/29	144,000	138,433
2.55%, 4/1/32	147,000	128,202
Boston Scientific Corp.
6.25%, 11/15/35(c)	30,000	32,907
4.55%, 3/1/39	40,000	37,538
7.38%, 1/15/40	25,000	29,552
4.70%, 3/1/49	60,000	53,340
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,926
4.75%, 6/15/31(e)	77,000	74,323
Boyne USA, Inc.
4.75%, 5/15/29(e)	28,000	27,631
BP Capital Markets America, Inc.
3.94%, 9/21/28	381,000	377,706
3.63%, 4/6/30	155,000	150,607
1.75%, 8/10/30(c)	20,000	17,932
4.81%, 2/13/33	377,000	376,968
5.23%, 11/17/34	33,000	33,608
3.06%, 6/17/41	89,000	67,403
3.00%, 2/24/50	190,000	124,371
2.77%, 11/10/50(c)	223,000	138,100
3.38%, 2/8/61	202,000	131,351
Brand Industrial Services, Inc.
10.38%, 8/1/30(e)	55,000	48,552
Brandywine Operating Partnership LP
3.95%, 11/15/27(c)	18,000	17,591
8.30%, 3/15/28	51,000	52,999
Brighthouse Financial, Inc.
5.63%, 5/15/30(c)	414,000	418,825
4.70%, 6/22/47	23,000	16,648
3.85%, 12/22/51	16,000	9,702
Brightline East LLC
11.00%, 1/31/30(e)	282,000	26,060
Brink's Co.
4.63%, 10/15/27(e)	55,000	54,790
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	70,066
4.13%, 6/15/39	443,000	396,236
4.55%, 2/20/48	167,000	143,143
2.55%, 11/13/50	136,000	80,179
3.90%, 3/15/62	1,172,000	840,426
Brixmor Operating Partnership LP
2.25%, 4/1/28	20,000	19,211
4.13%, 5/15/29	55,000	54,290
2.50%, 8/16/31(c)	22,000	19,648
5.50%, 2/15/34	30,000	30,628
5.75%, 2/15/35	31,000	32,126
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	49,000	48,485
Broadcom, Inc.
1.95%, 2/15/28	47,000	45,257
4.00%, 4/15/29(e)	25,000	24,714
4.75%, 4/15/29	31,000	31,273
5.05%, 7/12/29	129,000	131,293
4.35%, 2/15/30	108,000	107,370
5.00%, 4/15/30	436,000	442,361
4.15%, 11/15/30	174,000	171,002
2.45%, 2/15/31	38,000	34,526
4.30%, 11/15/32	42,000	40,806
3.14%, 11/15/35(e)	1,462,000	1,245,044
4.93%, 5/15/37(e)	417,000	405,279
3.75%, 2/15/51	361,000	270,583
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,981
2.90%, 12/1/29	54,000	50,693
2.60%, 5/1/31	10,000	8,942
Broadstreet Partners Group LLC
5.88%, 4/15/29(e)	34,000	33,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 4/1/27(e)	$21,000	$20,743
Brown & Brown, Inc.
2.38%, 3/15/31	554,000	492,010
4.95%, 3/17/52	113,000	95,205
Brown University
2.92%, 9/1/50, Series A	4,000	2,647
Brown-Forman Corp.
4.75%, 4/15/33	12,000	11,843
4.00%, 4/15/38(c)	16,000	14,118
4.50%, 7/15/45	27,000	22,944
Brunswick Corp.
2.40%, 8/18/31	136,000	118,987
4.40%, 9/15/32(c)	32,000	30,322
5.10%, 4/1/52	29,000	22,138
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,886
4.13%, 12/1/27	22,000	21,708
4.50%, 3/1/28(e)	21,000	20,771
5.85%, 11/15/43	27,000	24,563
5.60%, 10/15/44	12,000	10,600
Builders FirstSource, Inc.
5.00%, 3/1/30(e)	23,000	22,459
4.25%, 2/1/32(e)	554,000	510,561
6.38%, 6/15/32(e)	29,000	29,287
6.38%, 3/1/34(e)	41,000	40,988
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	43,000	42,919
4.90%, 4/21/27	175,000	176,060
3.75%, 9/25/27	37,000	36,757
2.75%, 5/14/31(c)	72,000	65,827
5.15%, 8/4/35	151,000	151,015
Burford Capital Global Finance LLC
6.25%, 4/15/28(c)(e)	200,000	196,568
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	513,000	452,152
4.15%, 12/15/48	9,000	7,295
3.55%, 2/15/50	212,000	154,082
3.05%, 2/15/51	38,000	24,807
3.30%, 9/15/51	224,000	152,996
2.88%, 6/15/52	504,000	314,235
4.45%, 1/15/53	108,000	89,730
5.50%, 3/15/55	33,000	32,078
Burlington Resources LLC
5.95%, 10/15/36	40,000	42,811
BWX Technologies, Inc.
4.13%, 6/30/28(e)	16,000	15,737
4.13%, 4/15/29(e)	16,000	15,518
Cable One, Inc.
4.00%, 11/15/30(c)(e)	14,000	8,997
Cabot Corp.
4.00%, 7/1/29	21,000	20,605
5.00%, 6/30/32	67,000	67,094
Caesars Entertainment, Inc.
6.50%, 2/15/32(e)	556,000	542,863
California Institute of Technology
4.32%, 8/1/45	55,000	47,761
4.70%, 11/1/11	17,000	13,485
3.65%, 9/1/19	26,000	16,374
California Resources Corp.
8.25%, 6/15/29(e)	15,000	15,667
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 7/15/28(e)	45,000	46,352
Camden Property Trust
5.85%, 11/3/26	35,000	35,212
4.10%, 10/15/28	121,000	120,340
3.15%, 7/1/29	12,000	11,522
2.80%, 5/15/30	15,000	14,034
4.90%, 1/15/34	8,000	7,988
3.35%, 11/1/49	76,000	52,777
Camelot Return Merger Sub, Inc.
8.75%, 8/1/28(e)	59,000	36,197
Cameron LNG LLC
3.30%, 1/15/35(e)	34,000	29,660
3.40%, 1/15/38(e)	202,000	175,701
3.70%, 1/15/39(e)	31,000	26,304
Campbell's Company/The
5.20%, 3/19/27	20,000	20,146
4.15%, 3/15/28	112,000	110,930
2.38%, 4/24/30	79,000	71,393
5.40%, 3/21/34(c)	85,000	82,617
4.80%, 3/15/48(c)	104,000	84,268
3.13%, 4/24/50(c)	188,000	114,907
Capital One Financial Corp.
4.10%, 2/9/27(c)	46,000	45,967
3.65%, 5/11/27	337,000	335,178
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	173,088
3.80%, 1/31/28	92,000	91,057
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	105,000	105,441
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	60,889
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	186,000	191,933
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	99,000	101,443
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	137,735
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	60,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	$82,000	$72,607
6.70%, 11/29/32	3,000	3,269
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	123,000	123,518
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	92,580
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	132,562
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	81,868
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	72,746
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)	158,000	161,665
5.20%, 9/11/36, (5.197% fixed rate until 9/11/35; Secured Overnight Financing Rate + 1.63% thereafter)(a)	7,000	6,820
5.40%, 1/30/37, (5.399% fixed rate until 1/30/36; Secured Overnight Financing Rate + 1.508% thereafter)(a)	177,000	174,754
Capstone Borrower, Inc.
8.00%, 6/15/30(c)(e)	20,000	19,723
Cardinal Health, Inc.
3.41%, 6/15/27	75,000	74,314
5.45%, 2/15/34	79,000	80,771
4.60%, 3/15/43	30,000	26,053
4.50%, 11/15/44	106,000	89,480
4.90%, 9/15/45	41,000	36,393
5.75%, 11/15/54(c)	105,000	103,568
Cargill, Inc.
4.50%, 6/24/26(e)	25,000	25,008
3.63%, 4/22/27(e)	20,000	19,926
3.25%, 5/23/29(e)	25,000	24,289
2.13%, 4/23/30(e)	30,000	27,429
1.70%, 2/2/31(e)	20,000	17,598
2.13%, 11/10/31(e)	40,000	35,262
4.00%, 6/22/32(e)	25,000	24,039
5.13%, 10/11/32(e)	20,000	20,432
4.75%, 4/24/33(e)	20,000	19,936
4.76%, 11/23/45(e)	25,000	22,357
3.88%, 5/23/49(e)	109,000	84,528
3.13%, 5/25/51(e)	93,000	61,951
4.38%, 4/22/52(e)	77,000	63,181
Carlisle Cos., Inc.
2.75%, 3/1/30	54,000	50,534
2.20%, 3/1/32	39,000	33,745
5.55%, 9/15/40	76,000	75,706
Carlyle Holdings II Finance LLC
5.63%, 3/30/43(e)	40,000	38,350
Carnival Corp. Ltd.
5.75%, 8/1/32(e)	211,000	213,221
Carrier Global Corp.
5.90%, 3/15/34	142,000	149,923
3.38%, 4/5/40	135,000	108,361
3.58%, 4/5/50(c)	125,000	91,249
6.20%, 3/15/54(c)	45,000	48,094
Carvana Co.
9.00%, 6/1/30, PIK(e)	68,160	70,748
Caterpillar Financial Services Corp.
2.40%, 8/9/26	20,000	19,954
1.15%, 9/14/26	35,000	34,743
4.50%, 1/8/27	21,000	21,071
5.00%, 5/14/27	317,000	320,091
3.60%, 8/12/27	8,000	7,960
1.10%, 9/14/27(c)	55,000	53,005
4.40%, 10/15/27	13,000	13,058
4.85%, 2/27/29	35,000	35,513
4.38%, 8/16/29	13,000	13,017
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,473
2.60%, 4/9/30(c)	15,000	14,080
1.90%, 3/12/31(c)	10,000	8,918
6.05%, 8/15/36	50,000	54,698
5.20%, 5/27/41	65,000	65,158
4.30%, 5/15/44	22,000	19,098
3.25%, 9/19/49	306,000	216,096
3.25%, 4/9/50(c)	120,000	84,503
4.75%, 5/15/64	56,000	49,192
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	36,000	24,359
CBRE Services, Inc.
5.50%, 4/1/29	36,000	36,882
2.50%, 4/1/31	9,000	8,104
5.95%, 8/15/34	91,000	94,919
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(c)(e)	367,000	327,803
4.50%, 5/1/32(c)	358,000	314,398
4.25%, 1/15/34(c)(e)	380,000	317,770
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	41,000	39,340
3.25%, 2/15/29	43,000	41,036
3.57%, 12/1/31	166,000	151,761
Celanese U.S. Holdings LLC
7.33%, 7/15/29	45,000	47,163
7.38%, 7/15/32	72,000	75,830
7.70%, 11/15/33	98,000	105,364
Cencora, Inc.
4.30%, 12/15/47	175,000	144,538
5.65%, 2/13/56	110,000	107,743
Centene Corp.
2.45%, 7/15/28	140,000	132,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.63%, 12/15/29	$290,000	$282,552
3.38%, 2/15/30(c)	184,000	171,228
3.00%, 10/15/30	53,000	47,794
2.50%, 3/1/31	155,000	135,055
2.63%, 8/1/31	95,000	82,535
CenterPoint Energy Houston Electric LLC
3.55%, 8/1/42	73,000	57,476
2.90%, 7/1/50, Series AD	40,000	25,579
3.35%, 4/1/51, Series AF	231,000	159,868
3.60%, 3/1/52, Series AH	33,000	23,729
4.85%, 10/1/52, Series AJ	146,000	129,763
5.30%, 4/1/53	6,000	5,664
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	58,733
5.40%, 3/1/33	2,000	2,048
Central Garden & Pet Co.
4.13%, 10/15/30(c)	545,000	516,856
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 6/15/29(e)	30,000	16,505
Central Parent, Inc./CDK Global, Inc.
7.25%, 6/15/29(e)	123,000	63,620
Century Communities, Inc.
3.88%, 8/15/29(e)	25,000	23,623
CF Industries, Inc.
5.38%, 3/15/44	194,000	183,914
Champions Financing, Inc.
8.75%, 2/15/29(e)	25,000	24,206
Charles River Laboratories International, Inc.
4.25%, 5/1/28(e)	20,000	19,648
3.75%, 3/15/29(c)(e)	20,000	19,175
4.00%, 3/15/31(e)	20,000	18,757
Charles Schwab Corp.
3.20%, 3/2/27	184,000	182,916
3.20%, 1/25/28	348,000	342,352
4.63%, 3/22/30	2,000	2,017
4.91%, 11/14/36, (4.914% fixed rate until 11/14/35; Secured Overnight Financing Rate + 1.23% thereafter)(a)	193,000	187,837
Chart Industries, Inc.
7.50%, 1/1/30(e)	93,000	96,547
9.50%, 1/1/31(e)	21,000	22,089
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	290,000	259,229
6.48%, 10/23/45	362,000	334,491
5.38%, 5/1/47	688,000	555,323
5.75%, 4/1/48	529,000	445,318
3.70%, 4/1/51	11,000	6,798
6.83%, 10/23/55	177,000	166,946
3.85%, 4/1/61(c)	1,070,000	622,417
3.95%, 6/30/62(c)	236,000	138,796
Chemours Co.
4.63%, 11/15/29(e)	2,000	1,921
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,323
3.70%, 11/15/29	80,000	77,701
2.74%, 12/31/39	51,000	43,178
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	104,509
4.00%, 3/1/31	105,000	101,286
3.25%, 1/31/32	85,000	78,052
5.95%, 6/30/33	100,000	104,891
5.75%, 8/15/34	109,000	113,087
5.55%, 10/30/35	138,000	140,836
Cheniere Energy, Inc.
5.65%, 4/15/34	136,000	140,101
6.00%, 7/30/56(e)	103,000	102,922
Chevron USA, Inc.
1.02%, 8/12/27	145,000	140,107
3.25%, 10/15/29	170,000	164,645
Children's Health System of Texas
2.51%, 8/15/50	2,000	1,175
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(e)	17,000	16,849
7.63%, 7/1/29(e)	20,000	20,674
Choice Hotels International, Inc.
3.70%, 12/1/29	103,000	98,948
3.70%, 1/15/31	54,000	50,938
5.85%, 8/1/34	41,000	41,564
CHS/Community Health Systems, Inc.
6.00%, 1/15/29(e)	182,000	180,582
10.88%, 1/15/32(e)	32,000	34,523
Chubb INA Holdings LLC
6.70%, 5/15/36	20,000	22,428
6.00%, 5/11/37(c)	424,000	452,616
4.15%, 3/13/43	33,000	28,079
Church & Dwight Co., Inc.
3.15%, 8/1/27	140,000	138,281
2.30%, 12/15/31	29,000	25,663
5.60%, 11/15/32	69,000	72,346
3.95%, 8/1/47	36,000	28,352
5.00%, 6/15/52(c)	66,000	60,289
Churchill Downs, Inc.
4.75%, 1/15/28(e)	108,000	107,111
5.75%, 4/1/30(e)	565,000	565,065
Ciena Corp.
4.00%, 1/31/30(e)	16,000	15,356
Cigna Group
4.38%, 10/15/28	173,000	172,829
4.80%, 8/15/38	323,000	306,180
3.88%, 10/15/47	36,000	27,502
4.90%, 12/15/48	505,000	443,883
3.40%, 3/15/51	622,000	426,858
Cincinnati Financial Corp.
6.92%, 5/15/28	8,000	8,371
6.13%, 11/1/34	18,000	19,016
Cinemark USA, Inc.
5.25%, 7/15/28(e)	21,000	20,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Cintas Corp. No. 2
3.70%, 4/1/27	$39,000	$38,892
4.00%, 5/1/32	16,000	15,528
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	81,668
4.80%, 2/26/27	110,000	110,606
5.10%, 2/24/35	199,000	202,056
5.50%, 1/15/40	569,000	582,842
Citigroup, Inc.
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	844,000	829,409
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	807,000	742,516
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	256,000	230,405
6.63%, 6/15/32	649,000	705,626
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	335,000	303,925
5.88%, 2/22/33	362,000	377,848
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	174,438
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	332,000	288,499
8.13%, 7/15/39	466,000	583,252
6.68%, 9/13/43	97,000	105,536
5.30%, 5/6/44	95,000	89,345
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(a)(c)	389,000	381,565
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	116,000	119,122
2.50%, 2/6/30	96,000	88,517
3.25%, 4/30/30	240,000	227,347
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	11,000	11,041
City of Hope
5.62%, 11/15/43, Series 2013	85,000	82,888
4.38%, 8/15/48, Series 2018	16,000	13,132
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 5/15/28(e)	122,000	124,449
Clarivate Science Holdings Corp.
3.88%, 7/1/28(c)(e)	23,000	22,274
4.88%, 7/1/29(e)	23,000	21,091
Clean Harbors, Inc.
5.13%, 7/15/29(e)	12,000	11,955
6.38%, 2/1/31(e)	46,000	46,770
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(e)	36,000	37,552
Clearway Energy Operating LLC
4.75%, 3/15/28(e)	35,000	34,779
3.75%, 2/15/31(e)	4,000	3,734
3.75%, 1/15/32(e)	14,000	12,849
Cleco Corporate Holdings LLC
4.97%, 5/1/46	32,000	27,258
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(e)	9,000	8,834
4.55%, 11/15/30(e)	12,000	11,836
5.95%, 12/15/36	28,000	28,959
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(e)	15,000	14,561
6.75%, 4/15/30(e)	31,000	31,195
4.88%, 3/1/31(e)	13,000	12,100
7.00%, 3/15/32(c)(e)	57,000	57,717
7.38%, 5/1/33(e)	36,000	37,022
6.25%, 10/1/40	27,000	22,193
Cloud Software Group, Inc.
9.00%, 9/30/29(e)	137,000	135,501
8.25%, 6/30/32(e)	171,000	168,029
Clue Opco LLC
9.50%, 10/15/31(c)(e)	30,000	28,221
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(c)(e)	45,000	43,286
6.75%, 4/15/32(e)	50,000	48,124
CME Group, Inc.
2.65%, 3/15/32	29,000	26,252
5.30%, 9/15/43	26,000	25,825
4.15%, 6/15/48	9,000	7,517
CMS Energy Corp.
3.45%, 8/15/27	20,000	19,768
4.88%, 3/1/44	27,000	23,843
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)(c)	7,000	6,890
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	40,000	36,762
CNA Financial Corp.
3.45%, 8/15/27	31,000	30,651
3.90%, 5/1/29	36,000	35,290
2.05%, 8/15/30	36,000	32,270
5.50%, 6/15/33	36,000	36,712
5.13%, 2/15/34	115,000	114,070
CNH Industrial Capital LLC
1.45%, 7/15/26	37,000	36,876
4.55%, 4/10/28	37,000	36,986
5.50%, 1/12/29	31,000	31,668
5.10%, 4/20/29	23,000	23,280
4.50%, 10/16/30	145,000	143,284
CNH Industrial NV
3.85%, 11/15/27	6,000	5,949
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	71,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.45%, 6/15/34(c)	$105,000	$109,648
CNO Global Funding
5.88%, 6/4/27(e)	31,000	31,424
CNX Resources Corp.
7.38%, 1/15/31(e)	20,000	20,546
7.25%, 3/1/32(e)	66,000	68,274
Cobra AcquisitionCo LLC
6.38%, 11/1/29(e)	30,000	25,979
12.25%, 11/1/29(e)	7,000	7,092
Coca-Cola Co.
3.38%, 3/25/27	65,000	64,723
2.90%, 5/25/27	27,000	26,735
1.45%, 6/1/27	82,000	80,033
1.00%, 3/15/28	71,000	67,317
2.13%, 9/6/29	10,000	9,387
3.45%, 3/25/30(c)	25,000	24,294
2.00%, 3/5/31	25,000	22,501
1.38%, 3/15/31	27,000	23,557
2.88%, 5/5/41	49,000	37,287
2.60%, 6/1/50(c)	98,000	60,234
3.00%, 3/5/51	165,000	109,606
5.30%, 5/13/54	147,000	142,183
2.75%, 6/1/60(c)	373,000	216,665
5.40%, 5/13/64(c)	150,000	144,602
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	59,000	60,172
5.45%, 6/1/34	111,000	114,275
Cogent Communications Group LLC / Cogent Finance, Inc.
7.00%, 6/15/27(c)(e)	18,000	17,984
Coherent Corp.
5.00%, 12/15/29(e)	41,000	40,620
Coinbase Global, Inc.
3.63%, 10/1/31(c)(e)	30,000	26,511
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,692
4.60%, 3/1/28	2,000	2,018
3.70%, 8/1/47	92,000	71,346
Colonial Pipeline Co.
7.63%, 4/15/32(e)	16,000	17,619
4.20%, 4/15/43(e)	98,000	77,128
4.25%, 4/15/48(e)	23,000	17,538
Columbia Pipeline Group, Inc.
5.80%, 6/1/45	45,000	44,719
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(e)	10,000	10,020
6.04%, 8/15/28(e)	30,000	30,858
5.68%, 1/15/34(e)	20,000	20,546
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(e)	30,000	31,307
6.04%, 11/15/33(e)	61,000	64,544
6.50%, 8/15/43(e)	28,000	29,858
6.54%, 11/15/53(e)	94,000	100,198
6.71%, 8/15/63(e)	20,000	21,778
Comcast Corp.
1.95%, 1/15/31	524,000	465,014
4.80%, 5/15/33(c)	336,000	334,082
4.20%, 8/15/34	155,000	145,880
3.75%, 4/1/40	449,000	365,459
4.75%, 3/1/44	14,000	12,132
3.97%, 11/1/47	249,000	184,913
2.80%, 1/15/51	111,000	64,124
2.89%, 11/1/51	440,000	257,259
2.45%, 8/15/52	335,000	175,574
2.94%, 11/1/56(c)	282,000	158,268
2.65%, 8/15/62	1,933,000	958,725
5.50%, 5/15/64(c)	150,000	132,792
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,537
3.88%, 2/15/31	12,000	11,211
4.38%, 3/15/32	12,000	11,314
6.00%, 12/15/35(e)	66,000	66,201
CommonSpirit Health
2.78%, 10/1/30	10,000	9,220
5.21%, 12/1/31	15,000	15,217
5.32%, 12/1/34	36,000	36,075
3.82%, 10/1/49	46,000	34,032
4.19%, 10/1/49	125,000	97,801
3.91%, 10/1/50	43,000	31,900
6.46%, 11/1/52	20,000	21,456
5.55%, 12/1/54	32,000	30,207
Commonwealth Edison Co.
2.55%, 6/15/26	27,000	26,984
2.95%, 8/15/27, Series 122	19,000	18,735
3.70%, 8/15/28	30,000	29,629
2.20%, 3/1/30	7,000	6,447
3.15%, 3/15/32, Series 132	6,000	5,545
4.90%, 2/1/33	8,000	8,067
5.30%, 6/1/34	8,000	8,198
5.90%, 3/15/36	152,000	160,810
6.45%, 1/15/38	43,000	47,256
3.80%, 10/1/42	69,000	55,779
4.60%, 8/15/43	23,000	20,277
4.70%, 1/15/44	23,000	20,414
3.70%, 3/1/45	26,000	20,067
4.35%, 11/15/45	29,000	24,391
3.65%, 6/15/46(c)	98,000	73,959
3.75%, 8/15/47, Series 123	42,000	31,721
4.00%, 3/1/48	52,000	40,841
4.00%, 3/1/49	26,000	20,227
3.20%, 11/15/49, Series 127	20,000	13,409
3.00%, 3/1/50	104,000	67,407
3.13%, 3/15/51, Series 130	18,000	11,847
2.75%, 9/1/51, Series 131	61,000	36,893
3.85%, 3/15/52, Series 133	35,000	25,967
5.30%, 2/1/53	38,000	35,517
5.65%, 6/1/54	26,000	25,469
Community Health Network, Inc.
3.10%, 5/1/50, Series 20-A	24,000	15,222
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(e)	42,203	40,386
5.00%, 1/15/32(c)(e)	12,352	11,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Comstock Resources, Inc.
6.75%, 3/1/29(e)	$16,000	$15,742
6.75%, 3/1/29(e)	59,000	58,011
5.88%, 1/15/30(e)	40,000	37,857
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,102
4.85%, 11/1/28	134,000	134,292
8.25%, 9/15/30	20,000	22,489
5.30%, 11/1/38(c)	100,000	93,973
5.40%, 11/1/48(c)	29,000	25,167
Concentrix Corp.
6.85%, 8/2/33(c)	130,000	118,835
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(e)	21,000	18,280
ConocoPhillips Co.
4.85%, 1/15/32	18,000	18,199
5.90%, 10/15/32	10,000	10,712
5.05%, 9/15/33	9,000	9,147
5.00%, 1/15/35	30,000	30,069
5.90%, 5/15/38	54,000	57,283
6.50%, 2/1/39	78,000	86,501
3.76%, 3/15/42	38,000	30,998
4.30%, 11/15/44	111,000	93,779
5.20%, 6/1/45	104,000	95,994
5.95%, 3/15/46	50,000	51,399
4.88%, 10/1/47	19,000	16,882
5.30%, 5/15/53	72,000	67,423
5.55%, 3/15/54	98,000	95,171
5.50%, 1/15/55(c)	85,000	81,800
4.03%, 3/15/62	133,000	97,502
5.70%, 9/15/63	72,000	70,226
5.65%, 1/15/65	12,000	11,614
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28(e)	17,000	17,029
Consolidated Edison Co. of New York, Inc.
3.80%, 5/15/28	20,000	19,811
4.00%, 12/1/28, Series D	35,000	34,724
3.35%, 4/1/30, Series 20A	12,000	11,510
5.20%, 3/1/33	78,000	79,838
5.50%, 3/15/34	12,000	12,498
5.38%, 5/15/34	8,000	8,197
5.30%, 3/1/35, Series 2005-A	121,000	123,109
5.85%, 3/15/36, Series 06-A	20,000	21,047
6.20%, 6/15/36, Series 06-B	68,000	73,317
6.30%, 8/15/37, Series 2007-A	26,000	28,104
6.75%, 4/1/38, Series 08-B	45,000	50,738
5.50%, 12/1/39, Series 09-C	29,000	29,173
5.70%, 6/15/40	17,000	17,409
3.95%, 3/1/43	34,000	27,769
4.45%, 3/15/44	42,000	36,185
3.85%, 6/15/46	27,000	20,926
3.88%, 6/15/47, Series 2017	24,000	18,500
4.65%, 12/1/48, Series E	61,000	52,268
4.13%, 5/15/49, Series A	49,000	38,815
3.95%, 4/1/50, Series 20B	154,000	120,201
3.20%, 12/1/51	29,000	19,191
6.15%, 11/15/52	75,000	78,490
5.90%, 11/15/53	44,000	44,514
5.70%, 5/15/54	120,000	118,810
4.63%, 12/1/54	37,000	30,914
4.30%, 12/1/56, Series C	24,000	18,807
4.00%, 11/15/57, Series C	17,000	12,551
4.50%, 5/15/58	34,000	27,513
3.70%, 11/15/59	29,000	20,086
3.00%, 12/1/60, Series C	399,000	235,072
3.60%, 6/15/61	37,000	24,961
Constellation Brands, Inc.
3.50%, 5/9/27	68,000	67,595
4.80%, 1/15/29	125,000	125,678
2.88%, 5/1/30(c)	107,000	100,321
2.25%, 8/1/31(c)	70,000	61,841
4.50%, 5/9/47	55,000	45,632
4.10%, 2/15/48	100,000	77,918
3.75%, 5/1/50	102,000	74,816
Constellation Energy Generation LLC
5.60%, 3/1/28	75,000	76,402
4.63%, 2/1/29(c)(e)	12,000	11,943
5.00%, 2/1/31(c)(e)	35,000	35,058
3.75%, 3/1/31(e)	37,000	35,317
5.80%, 3/1/33	45,000	47,160
6.13%, 1/15/34	35,000	37,304
6.25%, 10/1/39	81,000	85,581
5.75%, 10/1/41	30,000	30,279
6.50%, 10/1/53	131,000	140,528
5.75%, 3/15/54	80,000	78,785
5.88%, 1/15/66(c)	107,000	104,309
Consumers Energy Co.
3.80%, 11/15/28	20,000	19,739
4.90%, 2/15/29	1,000	1,012
4.60%, 5/30/29	39,000	39,217
3.60%, 8/15/32	7,000	6,598
4.63%, 5/15/33	15,000	14,839
3.95%, 5/15/43	23,000	18,769
3.25%, 8/15/46	24,000	17,172
3.95%, 7/15/47	19,000	14,922
4.05%, 5/15/48(c)	40,000	31,771
4.35%, 4/15/49	30,000	24,747
3.75%, 2/15/50	22,000	16,480
3.10%, 8/15/50	50,000	33,157
3.50%, 8/1/51	88,000	62,770
2.65%, 8/15/52	17,000	10,192
4.20%, 9/1/52	24,000	19,098
2.50%, 5/1/60	100,000	54,485
Continental Resources, Inc.
2.27%, 11/15/26(e)	33,000	32,697
4.38%, 1/15/28	62,000	61,701
5.75%, 1/15/31(e)	65,000	66,390
2.88%, 4/1/32(e)	114,000	100,725
4.90%, 6/1/44(c)	16,000	13,171
COPT Defense Properties LP
2.90%, 12/1/33	85,000	72,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Corebridge Financial, Inc.
3.85%, 4/5/29	$99,000	$96,788
3.90%, 4/5/32	108,000	101,679
6.05%, 9/15/33	36,000	37,829
5.75%, 1/15/34	55,000	56,623
4.35%, 4/5/42	69,000	58,115
4.40%, 4/5/52(c)	176,000	141,974
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	5,000	5,077
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(a)	100,000	99,671
Corebridge Global Funding
4.65%, 8/20/27(e)	40,000	40,023
5.90%, 9/19/28(e)	20,000	20,551
5.20%, 1/12/29(e)	25,000	25,342
5.20%, 6/24/29(e)	20,000	20,265
4.90%, 12/3/29(e)	24,000	24,071
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,948
8.25%, 4/15/29	20,000	20,868
CoreLogic, Inc.
4.50%, 5/1/28(e)	31,000	30,486
CoreWeave, Inc.
9.00%, 2/1/31(c)(e)	141,000	143,110
Corewell Health Obligated Group
3.49%, 7/15/49, Series 19A	5,000	3,560
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(e)	63,000	11,954
9.50%, 8/15/29(e)	29,000	17,724
Corning, Inc.
4.70%, 3/15/37	25,000	24,075
5.75%, 8/15/40	35,000	35,821
4.75%, 3/15/42	45,000	41,114
5.35%, 11/15/48	91,000	86,590
3.90%, 11/15/49	59,000	45,024
4.38%, 11/15/57	70,000	56,231
5.85%, 11/15/68	25,000	24,561
5.45%, 11/15/79	100,000	92,514
Costco Wholesale Corp.
1.38%, 6/20/27(c)	91,000	88,638
1.60%, 4/20/30	34,000	30,822
1.75%, 4/20/32(c)	101,000	87,836
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	41,875
4.38%, 3/15/29	26,000	25,898
5.60%, 3/15/34	79,000	81,592
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(e)	305,000	296,632
Cougar JV Subsidiary LLC
8.00%, 5/15/32(e)	28,000	29,351
Cousins Properties LP
5.88%, 10/1/34	83,000	85,085
Cox Communications, Inc.
3.50%, 8/15/27(e)	96,000	94,815
5.45%, 9/15/28(c)(e)	35,000	35,540
1.80%, 10/1/30(e)	112,000	97,413
2.60%, 6/15/31(e)	153,000	134,866
5.70%, 6/15/33(e)	93,000	91,767
5.45%, 9/1/34(e)	28,000	26,749
4.80%, 2/1/35(e)	25,000	22,597
8.38%, 3/1/39(e)	15,000	16,912
4.70%, 12/15/42(e)	15,000	11,746
4.50%, 6/30/43(e)	26,000	19,747
4.60%, 8/15/47(e)	160,000	116,063
2.95%, 10/1/50(e)	30,000	16,066
3.60%, 6/15/51(e)	30,000	18,109
5.80%, 12/15/53(e)	48,000	40,330
5.95%, 9/1/54(e)	14,000	12,045
Crane NXT Co.
6.55%, 11/15/36	8,000	8,129
4.20%, 3/15/48	67,000	42,765
CRC Insurance Group LLC
7.13%, 6/1/31(e)	121,000	121,395
Crescent Energy Finance LLC
7.75%, 7/31/29(e)	105,000	105,448
9.75%, 10/15/30(e)	12,000	12,799
7.63%, 4/1/32(e)	79,000	81,046
7.88%, 4/15/32(e)	41,000	42,319
7.38%, 1/15/33(c)(e)	39,000	39,663
8.38%, 1/15/34(e)	50,000	52,531
CRH America Finance, Inc.
5.50%, 1/9/35	404,000	412,786
5.60%, 2/9/56	131,000	127,824
Crocs, Inc.
4.25%, 3/15/29(e)	14,000	13,573
4.13%, 8/15/31(c)(e)	16,000	14,912
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	31,000	29,556
Crown Americas LLC
5.25%, 4/1/30	51,000	51,291
Crown Castle, Inc.
3.70%, 6/15/26	45,000	44,992
1.05%, 7/15/26	60,000	59,791
4.00%, 3/1/27	10,000	9,980
2.90%, 3/15/27	35,000	34,620
3.65%, 9/1/27	60,000	59,446
5.00%, 1/11/28	213,000	214,696
4.80%, 9/1/28	46,000	46,261
4.30%, 2/15/29	4,000	3,967
5.60%, 6/1/29	55,000	56,382
4.90%, 9/1/29	83,000	83,484
3.10%, 11/15/29	39,000	37,033
3.30%, 7/1/30	34,000	32,116
2.25%, 1/15/31	80,000	71,279
2.10%, 4/1/31	71,000	62,450
2.50%, 7/15/31	78,000	69,447
5.10%, 5/1/33	91,000	90,513
5.80%, 3/1/34	55,000	56,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.20%, 9/1/34	$58,000	$57,864
2.90%, 4/1/41	80,000	58,497
4.75%, 5/15/47	30,000	25,475
5.20%, 2/15/49	84,000	75,625
4.00%, 11/15/49	62,000	46,443
4.15%, 7/1/50	45,000	34,921
3.25%, 1/15/51(c)	146,000	96,411
CSC Holdings LLC
5.00%, 11/15/31(e)	200,000	47,332
CSX Corp.
4.10%, 3/15/44	50,000	41,630
4.30%, 3/1/48	26,000	21,498
2.50%, 5/15/51	369,000	216,621
4.50%, 8/1/54	29,000	24,241
4.25%, 11/1/66	233,000	177,589
4.65%, 3/1/68	282,000	232,236
CubeSmart LP
2.25%, 12/15/28	111,000	104,977
3.00%, 2/15/30	48,000	45,191
2.50%, 2/15/32	38,000	33,480
Cummins, Inc.
4.90%, 2/20/29	37,000	37,541
1.50%, 9/1/30	8,000	7,099
5.15%, 2/20/34	15,000	15,287
4.88%, 10/1/43	22,000	20,768
2.60%, 9/1/50	81,000	48,944
5.45%, 2/20/54	50,000	49,029
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(e)	28,000	28,045
CVR Energy, Inc.
5.75%, 2/15/28(e)	8,000	7,986
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(e)	22,000	22,017
CVS Health Corp.
3.63%, 4/1/27	104,000	103,501
1.30%, 8/21/27	139,000	133,957
4.30%, 3/25/28	280,000	279,149
5.00%, 1/30/29	62,000	62,722
5.13%, 2/21/30	105,000	106,515
3.75%, 4/1/30	105,000	101,720
1.75%, 8/21/30	87,000	77,064
5.55%, 6/1/31	33,000	34,030
2.13%, 9/15/31	69,000	60,285
5.25%, 2/21/33	122,000	124,062
5.30%, 6/1/33	12,000	12,176
5.70%, 6/1/34	87,000	89,928
4.88%, 7/20/35	59,000	57,247
4.78%, 3/25/38	431,000	402,644
6.13%, 9/15/39	40,000	41,461
4.13%, 4/1/40	104,000	88,429
5.30%, 12/5/43	68,000	63,118
6.00%, 6/1/44	68,000	68,336
5.13%, 7/20/45	316,000	284,182
5.05%, 3/25/48	740,000	649,806
5.63%, 2/21/53	116,000	108,736
5.88%, 6/1/53	116,000	112,291
6.05%, 6/1/54	91,000	90,559
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(a)(c)	29,000	30,242
6.00%, 6/1/63	21,000	20,394
6.25%, 9/15/65	167,000	168,224
Dana, Inc.
4.25%, 9/1/30	9,000	8,579
4.50%, 2/15/32	8,000	7,499
Danaher Corp.
4.38%, 9/15/45	33,000	28,372
2.60%, 10/1/50	105,000	63,378
2.80%, 12/10/51	115,000	71,557
Darden Restaurants, Inc.
6.30%, 10/10/33	250,000	267,699
4.55%, 2/15/48	41,000	33,722
Darling Ingredients, Inc.
5.25%, 4/15/27(e)	20,000	20,023
6.00%, 6/15/30(e)	100,000	101,105
Dartmouth-Hitchcock Health
4.18%, 8/1/48, Series B	136,000	107,044
DaVita, Inc.
4.63%, 6/1/30(e)	550,000	534,628
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,333
5.13%, 5/15/29	18,000	18,264
8.13%, 8/16/30	4,000	4,529
3.25%, 2/15/32	12,000	11,013
6.45%, 11/3/36(e)	12,000	12,786
6.75%, 9/15/37(e)	19,000	20,730
5.60%, 4/1/44	36,000	34,432
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28(e)	74,000	73,245
Deere & Co.
3.10%, 4/15/30	14,000	13,355
2.88%, 9/7/49	428,000	282,712
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(e)	21,000	21,875
Dell International LLC/EMC Corp.
8.35%, 7/15/46	270,000	342,799
3.45%, 12/15/51	352,000	247,091
Dell, Inc.
6.50%, 4/15/38	99,000	107,404
Delmarva Power & Light Co.
4.15%, 5/15/45	24,000	19,662
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	34,000	31,471
8.38%, 9/12/55, (8.375% fixed rate until 9/12/30; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(c)	34,000	34,274
Devon Energy Corp.
5.25%, 10/15/27	9,000	9,003
5.88%, 6/15/28	2,000	2,002
7.88%, 9/30/31	7,000	8,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
7.95%, 4/15/32	$25,000	$28,779
5.20%, 9/15/34	113,000	113,798
5.60%, 7/15/41	53,000	52,465
4.75%, 5/15/42	121,000	108,322
5.75%, 9/15/54	184,000	178,027
DH Europe Finance II SARL
3.25%, 11/15/39	59,000	47,513
3.40%, 11/15/49	88,000	62,718
Diamondback Energy, Inc.
5.20%, 4/18/27	52,000	52,440
3.50%, 12/1/29	75,000	72,756
5.15%, 1/30/30	121,000	123,491
3.13%, 3/24/31(c)	57,000	53,413
6.25%, 3/15/33	80,000	85,899
5.40%, 4/18/34	93,000	95,150
6.25%, 3/15/53	60,000	62,469
5.75%, 4/18/54(c)	150,000	147,510
5.90%, 4/18/64	93,000	92,211
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(c)	54,000	49,367
4.10%, 1/15/52	68,000	49,182
Digital Realty Trust LP
3.60%, 7/1/29	91,000	88,437
Dignity Health
5.27%, 11/1/64	49,000	43,664
Directv Financing LLC
8.88%, 2/1/30(e)	82,000	84,188
Discover Bank
4.65%, 9/13/28	250,000	250,773
Discovery Communications LLC
4.13%, 5/15/29	1,199,000	1,206,200
3.63%, 5/15/30	125,000	118,323
5.00%, 9/20/37	49,000	38,901
6.35%, 6/1/40	60,000	49,518
DISH DBS Corp.
5.75%, 12/1/28(e)	458,000	449,817
Diversified Healthcare Trust
4.75%, 2/15/28	20,000	19,555
4.38%, 3/1/31	62,000	56,542
Doctors Co. An Interinsurance Exchange
4.50%, 1/18/32(e)	20,000	18,297
Dollar General Corp.
4.13%, 5/1/28	26,000	25,794
3.50%, 4/3/30	27,000	25,749
5.00%, 11/1/32(c)	75,000	74,689
5.45%, 7/5/33	139,000	141,481
4.13%, 4/3/50	118,000	91,084
5.50%, 11/1/52	45,000	42,319
Dollar Tree, Inc.
4.20%, 5/15/28	77,000	76,577
2.65%, 12/1/31(c)	11,000	9,832
3.38%, 12/1/51	36,000	23,909
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	52,000	46,796
Dominion Energy, Inc.
2.25%, 8/15/31, Series C	60,000	53,182
5.38%, 11/15/32	60,000	61,579
4.90%, 8/1/41, Series C	46,000	42,345
4.85%, 8/15/52, Series B	188,000	162,276
Domtar Corp.
6.75%, 10/1/28(e)	26,000	19,427
Dover Corp.
2.95%, 11/4/29	21,000	19,973
5.38%, 10/15/35	61,000	63,493
5.38%, 3/1/41	61,000	60,910
Dow Chemical Co.
4.25%, 10/1/34	357,000	327,954
5.25%, 11/15/41	70,000	63,482
4.38%, 11/15/42	367,000	297,602
4.63%, 10/1/44	15,000	12,302
4.80%, 5/15/49	12,000	9,635
3.60%, 11/15/50(c)	404,000	269,371
DPL LLC/Ohio
4.35%, 4/15/29	16,000	15,449
DR Horton, Inc.
1.30%, 10/15/26	91,000	90,062
1.40%, 10/15/27	9,000	8,656
5.00%, 10/15/34	101,000	100,175
Dresdner Funding Trust I
8.15%, 6/30/31(e)	629,000	678,308
DT Midstream, Inc.
4.38%, 6/15/31(e)	41,000	39,664
4.30%, 4/15/32(e)	25,000	23,956
DTE Electric Co.
4.85%, 12/1/26	35,000	35,168
1.90%, 4/1/28, Series A	10,000	9,607
2.25%, 3/1/30	12,000	11,091
2.63%, 3/1/31, Series C	12,000	11,009
3.00%, 3/1/32, Series A	10,000	9,222
5.20%, 4/1/33	12,000	12,310
4.30%, 7/1/44	17,000	14,358
3.70%, 3/15/45	24,000	18,660
3.70%, 6/1/46	15,000	11,434
3.75%, 8/15/47	24,000	18,262
4.05%, 5/15/48, Series A	25,000	19,785
3.95%, 3/1/49	32,000	24,843
2.95%, 3/1/50	245,000	159,347
3.25%, 4/1/51, Series B	182,000	122,851
3.65%, 3/1/52, Series B	20,000	14,553
5.40%, 4/1/53	70,000	66,980
DTE Energy Co.
2.85%, 10/1/26	35,000	34,850
4.88%, 6/1/28	30,000	30,241
5.10%, 3/1/29(c)	75,000	76,097
3.40%, 6/15/29, Series C	35,000	33,813
2.95%, 3/1/30	5,000	4,719
5.85%, 6/1/34(c)	79,000	82,924
Duke Energy Carolinas LLC
2.55%, 4/15/31	143,000	130,420
3.45%, 4/15/51	759,000	530,796
3.55%, 3/15/52	55,000	39,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Duke Energy Carolinas Nc Storm Funding II LLC
5.07%, 1/1/46, Series A-2	$125,000	$121,221
Duke Energy Corp.
2.45%, 6/1/30(c)	244,000	225,118
4.50%, 8/15/32(c)	11,000	10,840
4.80%, 12/15/45	22,000	19,246
3.75%, 9/1/46	199,000	148,808
3.50%, 6/15/51	160,000	109,109
Duke Energy Florida LLC
3.80%, 7/15/28(c)	1,066,000	1,056,918
6.40%, 6/15/38	64,000	69,923
3.40%, 10/1/46	29,000	20,951
6.20%, 11/15/53	34,000	35,984
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	22,507
2.75%, 4/1/50	36,000	22,106
Duke Energy Progress LLC
4.20%, 8/15/45	290,000	238,467
2.50%, 8/15/50	1,069,000	618,894
2.90%, 8/15/51	29,000	18,076
Duke Energy Progress NC Storm Funding LLC
2.80%, 7/1/41, Series A-3	19,000	14,578
Duke University
2.68%, 10/1/44, Series 2020	20,000	14,712
2.76%, 10/1/50, Series 2020	6,000	3,845
DuPont de Nemours, Inc.
5.42%, 11/15/48(c)	168,000	159,097
Duquesne Light Holdings, Inc.
2.53%, 10/1/30(e)	17,000	15,390
East Ohio Gas Co.
2.00%, 6/15/30(e)	20,000	18,024
3.00%, 6/15/50(e)	52,000	33,244
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	225,000	213,075
Eastman Chemical Co.
4.50%, 12/1/28	39,000	38,934
5.75%, 3/8/33(c)	35,000	36,323
5.63%, 2/20/34	100,000	101,977
4.80%, 9/1/42	45,000	40,005
4.65%, 10/15/44	38,000	32,466
Eaton Corp.
3.10%, 9/15/27	50,000	49,380
4.00%, 11/2/32	15,000	14,509
4.15%, 3/15/33(c)	25,000	24,287
4.15%, 11/2/42	44,000	38,020
3.92%, 9/15/47	15,000	11,964
4.70%, 8/23/52	62,000	55,290
eBay, Inc.
2.70%, 3/11/30	307,000	285,527
3.65%, 5/10/51	190,000	138,556
EchoStar Corp.
6.75%, 11/30/30, PIK	95,416	97,698
Ecolab, Inc.
2.70%, 11/1/26	41,000	40,799
1.65%, 2/1/27	7,000	6,892
3.25%, 12/1/27	27,000	26,670
5.25%, 1/15/28	27,000	27,405
4.80%, 3/24/30	14,000	14,153
1.30%, 1/30/31	12,000	10,371
2.13%, 2/1/32(c)	13,000	11,421
5.50%, 12/8/41	25,000	25,239
3.95%, 12/1/47	42,000	33,498
2.13%, 8/15/50	33,000	17,963
2.70%, 12/15/51	122,000	74,568
2.75%, 8/18/55	45,000	26,824
Edgewell Personal Care Co.
5.50%, 6/1/28(e)	31,000	30,900
4.13%, 4/1/29(e)	35,000	33,489
El Paso Electric Co.
6.00%, 5/15/35	16,000	16,373
5.00%, 12/1/44	72,000	62,034
Elanco Animal Health, Inc.
6.40%, 8/28/28	40,000	41,079
Elastic NV
4.13%, 7/15/29(e)	31,000	29,706
Element Solutions, Inc.
3.88%, 9/1/28(e)	33,000	32,193
Elevance Health, Inc.
3.65%, 12/1/27	99,000	98,027
2.55%, 3/15/31(c)	72,000	65,342
4.95%, 11/1/31	54,000	54,281
4.10%, 5/15/32	43,000	41,384
5.50%, 10/15/32	83,000	85,536
4.75%, 2/15/33	72,000	71,125
5.38%, 6/15/34	72,000	73,303
5.95%, 12/15/34	20,000	21,060
5.20%, 2/15/35	105,000	105,383
5.85%, 1/15/36	35,000	36,455
6.38%, 6/15/37	58,000	62,874
4.65%, 1/15/43	16,000	14,134
5.10%, 1/15/44	60,000	55,561
3.13%, 5/15/50	849,000	554,396
3.60%, 3/15/51	24,000	16,978
4.55%, 5/15/52	495,000	407,542
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,255
5.50%, 3/15/27	25,000	25,287
3.10%, 5/15/27	30,000	29,764
4.70%, 2/27/33	20,000	20,136
4.70%, 2/9/34	30,000	29,897
5.55%, 3/15/37	39,000	41,141
3.70%, 3/1/45	96,000	75,742
3.95%, 5/15/47	251,000	201,917
3.95%, 3/15/49	47,000	37,399
2.25%, 5/15/50(c)	127,000	72,326
4.88%, 2/27/53	61,000	55,270
5.00%, 2/9/54	117,000	107,805
5.05%, 8/14/54	57,000	52,762
4.15%, 3/15/59	69,000	53,988
2.50%, 9/15/60	550,000	298,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.95%, 2/27/63	$49,000	$43,664
5.10%, 2/9/64	114,000	103,819
Embarq LLC
8.00%, 6/1/36	59,000	16,006
Embecta Corp.
5.00%, 2/15/30(c)(e)	20,000	15,517
6.75%, 2/15/30(e)	10,000	8,262
Emerson Electric Co.
2.00%, 12/21/28	107,000	101,282
1.95%, 10/15/30	210,000	189,550
5.25%, 11/15/39	24,000	24,330
2.80%, 12/21/51	48,000	29,992
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.75%, 7/15/31(e)	20,000	20,699
Enact Holdings, Inc.
6.25%, 5/28/29	43,000	44,418
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	43,052
5.50%, 9/15/40	104,000	102,353
7.38%, 10/15/45	55,000	63,950
Encompass Health Corp.
4.50%, 2/1/28	533,000	531,373
4.75%, 2/1/30	29,000	28,558
4.63%, 4/1/31	16,000	15,506
Endo Finance Holdings LP
8.50%, 4/15/31(e)	41,000	43,709
Energizer Holdings, Inc.
4.38%, 3/31/29(e)	60,000	57,934
Energy Transfer LP
3.90%, 7/15/26	35,000	34,990
4.00%, 10/1/27	101,000	100,589
3.75%, 5/15/30	83,000	80,192
5.75%, 2/15/33	892,000	929,477
5.55%, 5/15/34	231,000	236,172
6.50%, 2/1/42	842,000	891,585
4.95%, 1/15/43	30,000	26,582
5.15%, 2/1/43	88,000	79,841
5.30%, 4/1/44	65,000	59,383
5.35%, 5/15/45	119,000	108,498
6.13%, 12/15/45	533,000	530,216
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	35,131
6.30%, 1/15/56	149,000	150,552
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(a)	64,000	65,215
EnerSys
4.38%, 12/15/27(e)	12,000	11,928
6.63%, 1/15/32(e)	12,000	12,363
Enstar Finance LLC
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	70,000	69,439
Enstar Group Ltd.
4.95%, 6/1/29	36,000	35,965
3.10%, 9/1/31	36,000	32,142
Entergy Arkansas LLC
4.00%, 6/1/28	181,000	179,934
5.15%, 1/15/33	9,000	9,159
5.30%, 9/15/33	19,000	19,486
5.45%, 6/1/34	8,000	8,242
2.65%, 6/15/51	396,000	233,056
3.35%, 6/15/52	88,000	59,523
5.75%, 6/1/54	69,000	68,304
Entergy Corp.
1.90%, 6/15/28(c)	40,000	37,993
2.80%, 6/15/30	48,000	44,809
2.40%, 6/15/31	46,000	41,102
3.75%, 6/15/50	54,000	39,028
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	34,000	35,293
Entergy Louisiana LLC
2.40%, 10/1/26	22,000	21,890
3.12%, 9/1/27	175,000	172,768
1.60%, 12/15/30(c)	18,000	15,813
2.35%, 6/15/32	10,000	8,764
4.00%, 3/15/33	15,000	14,258
5.35%, 3/15/34	10,000	10,260
5.15%, 9/15/34(c)	19,000	19,204
3.10%, 6/15/41	78,000	59,010
4.20%, 9/1/48(c)	59,000	47,317
4.20%, 4/1/50	28,000	22,087
2.90%, 3/15/51	42,000	26,314
4.75%, 9/15/52	33,000	28,297
5.70%, 3/15/54	88,000	86,513
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	20,416
5.00%, 9/1/33	191,000	191,542
3.85%, 6/1/49	13,000	9,777
3.50%, 6/1/51	24,000	16,774
5.85%, 6/1/54	20,000	19,930
Entergy Texas, Inc.
4.00%, 3/30/29	26,000	25,676
1.75%, 3/15/31	99,000	86,617
4.50%, 3/30/39	26,000	23,710
3.55%, 9/30/49	31,000	22,029
5.00%, 9/15/52	45,000	39,898
5.80%, 9/1/53	40,000	39,844
5.55%, 9/15/54	23,000	21,962
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	180,000	201,130
4.95%, 2/15/35	72,000	71,951
4.85%, 3/15/44	437,000	400,261
4.90%, 5/15/46	110,000	99,598
4.25%, 2/15/48	126,000	103,544
4.80%, 2/1/49	130,000	114,860
4.20%, 1/31/50	30,000	24,249
3.70%, 1/31/51	49,000	36,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.20%, 2/15/52	$49,000	$32,557
3.30%, 2/15/53	87,000	58,436
3.95%, 1/31/60	311,000	229,001
EOG Resources, Inc.
4.38%, 4/15/30	100,000	99,551
3.90%, 4/1/35	27,000	24,944
4.95%, 4/15/50	14,000	12,552
5.65%, 12/1/54	7,000	6,899
5.95%, 7/15/55	161,000	165,016
EQT Corp.
4.50%, 1/15/29	45,000	44,765
7.50%, 6/1/30	231,000	250,188
4.75%, 1/15/31	106,000	105,419
Equifax, Inc.
5.10%, 12/15/27	96,000	96,898
5.10%, 6/1/28	65,000	65,689
2.35%, 9/15/31	100,000	88,255
Equinix Europe 2 Financing Corp. LLC
5.50%, 6/15/34	70,000	71,444
Equinix, Inc.
2.90%, 11/18/26	37,000	36,824
1.80%, 7/15/27	31,000	30,137
1.55%, 3/15/28	40,000	38,045
3.20%, 11/18/29	203,000	193,876
2.50%, 5/15/31	154,000	138,265
3.90%, 4/15/32	17,000	16,124
3.00%, 7/15/50	16,000	10,251
2.95%, 9/15/51	112,000	70,604
3.40%, 2/15/52	45,000	30,593
EquipmentShare.com, Inc.
9.00%, 5/15/28(e)	43,000	44,677
8.63%, 5/15/32(e)	25,000	26,293
Equitable Financial Life Global Funding
1.40%, 8/27/27(e)	105,000	101,036
4.88%, 11/19/27(e)	20,000	20,075
5.45%, 3/3/28(e)	12,000	12,154
1.80%, 3/8/28(e)	76,000	72,321
1.75%, 11/15/30(e)	12,000	10,482
Equitable Holdings, Inc.
4.35%, 4/20/28	29,000	28,884
5.59%, 1/11/33	36,000	36,826
5.00%, 4/20/48	171,000	150,004
ERAC USA Finance LLC
3.30%, 12/1/26(e)	25,000	24,903
4.60%, 5/1/28(e)	40,000	40,169
5.00%, 2/15/29(e)	30,000	30,357
6.70%, 6/1/34(e)	20,000	22,187
5.20%, 10/30/34(e)	30,000	30,275
7.00%, 10/15/37(e)	50,000	56,895
5.63%, 3/15/42(e)	25,000	24,836
4.50%, 2/15/45(e)	30,000	25,745
4.20%, 11/1/46(e)	25,000	20,408
5.40%, 5/1/53(c)(e)	40,000	38,052
ERP Operating LP
3.00%, 7/1/29	79,000	75,655
4.00%, 8/1/47	118,000	94,346
Esab Corp.
6.25%, 4/15/29(e)	29,000	29,562
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	144,103
4.28%, 5/1/49	10,000	7,991
3.35%, 4/15/50	100,000	67,601
5.30%, 5/1/52	86,000	78,785
Essex Portfolio LP
3.63%, 5/1/27	20,000	19,888
1.70%, 3/1/28	30,000	28,595
4.00%, 3/1/29	2,000	1,972
3.00%, 1/15/30	40,000	37,782
2.55%, 6/15/31(c)	20,000	17,979
2.65%, 3/15/32	46,000	40,818
5.50%, 4/1/34	30,000	30,641
4.50%, 3/15/48	25,000	20,563
2.65%, 9/1/50	25,000	14,712
Estee Lauder Cos., Inc.
4.38%, 5/15/28	60,000	60,029
2.38%, 12/1/29	15,000	13,970
2.60%, 4/15/30	15,000	13,994
1.95%, 3/15/31	10,000	8,857
5.00%, 2/14/34(c)	15,000	15,053
6.00%, 5/15/37	15,000	15,982
4.38%, 6/15/45	29,000	24,220
4.15%, 3/15/47	20,000	15,972
3.13%, 12/1/49	92,000	60,939
5.15%, 5/15/53(c)	25,000	22,557
EUSHI Finance, Inc.
7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(a)	120,000	125,073
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	30,422
3.50%, 10/15/50	90,000	61,297
3.13%, 10/15/52	90,000	56,222
Evergy Kansas Central, Inc.
3.10%, 4/1/27	20,000	19,846
5.90%, 11/15/33	67,000	71,075
4.13%, 3/1/42	24,000	20,127
4.10%, 4/1/43	68,000	56,520
4.25%, 12/1/45	13,000	10,685
3.25%, 9/1/49	46,000	31,331
3.45%, 4/15/50	118,000	82,657
5.70%, 3/15/53	20,000	19,850
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020(c)	10,000	9,174
4.95%, 4/15/33	5,000	5,008
5.40%, 4/1/34	6,000	6,163
5.30%, 10/1/41	20,000	19,703
4.20%, 6/15/47	32,000	26,008
4.20%, 3/15/48	15,000	12,046
4.13%, 4/1/49, Series 2019	20,000	15,928
Evergy Missouri West, Inc.
5.15%, 12/15/27(e)	10,000	10,073
5.65%, 6/1/34(e)	95,000	96,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Evergy, Inc.
2.90%, 9/15/29	$55,000	$52,197
Eversource Energy
5.45%, 3/1/28	167,000	169,439
4.25%, 4/1/29, Series O	178,000	176,594
3.45%, 1/15/50	138,000	96,310
Exelon Corp.
2.75%, 3/15/27	25,000	24,717
5.15%, 3/15/28	42,000	42,506
5.15%, 3/15/29	41,000	41,673
3.35%, 3/15/32	45,000	41,704
5.30%, 3/15/33	59,000	60,409
5.45%, 3/15/34	45,000	46,094
4.95%, 6/15/35	30,000	29,269
5.63%, 6/15/35	45,000	46,382
5.10%, 6/15/45	67,000	61,332
4.45%, 4/15/46	68,000	56,688
4.70%, 4/15/50	68,000	57,445
4.10%, 3/15/52	63,000	48,239
5.60%, 3/15/53	95,000	91,171
Expand Energy Corp.
5.38%, 2/1/29	29,000	29,004
5.38%, 3/15/30	172,000	173,527
4.75%, 2/1/32(c)	130,000	127,592
Expedia Group, Inc.
3.25%, 2/15/30(c)	196,000	186,146
Extra Space Storage LP
5.50%, 7/1/30	31,000	31,800
2.40%, 10/15/31	415,000	365,564
5.40%, 6/15/35	92,000	92,921
Exxon Mobil Corp.
3.57%, 3/6/45	83,000	64,666
3.45%, 4/15/51	209,000	149,997
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	30,871
6.50%, 6/4/29	31,000	31,512
6.25%, 10/4/34(c)	35,000	34,363
F&G Global Funding
1.75%, 6/30/26(e)	31,000	30,939
2.30%, 4/11/27(e)	16,000	15,676
5.88%, 6/10/27(e)	10,000	10,117
2.00%, 9/20/28(e)	16,000	14,915
FactSet Research Systems, Inc.
3.45%, 3/1/32	12,000	10,884
Fair Isaac Corp.
4.00%, 6/15/28(e)	65,000	63,696
Farmers Exchange Capital III
5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; 3-month Secured Overnight Financing Rate + 3.716% thereafter)(a)(e)	20,000	18,417
Farmers Insurance Exchange
4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(e)	30,000	25,565
Federal Realty OP LP
3.50%, 6/1/30	179,000	170,788
FedEx Corp.
2.40%, 5/15/31	56,000	50,317
4.90%, 1/15/34	224,000	222,164
5.10%, 1/15/44	226,000	208,031
4.05%, 2/15/48	253,000	197,230
5.25%, 5/15/50(c)	157,000	145,137
Ferguson Enterprises, Inc.
5.00%, 10/3/34	115,000	114,299
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(e)	34,000	33,332
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(c)(e)	27,000	26,352
6.75%, 1/15/30(e)	51,000	49,788
Fidelity National Financial, Inc.
3.40%, 6/15/30	62,000	58,469
2.45%, 3/15/31(c)	80,000	70,900
3.20%, 9/17/51	41,000	25,723
Fidelity National Information Services, Inc.
1.65%, 3/1/28(c)	46,000	43,748
3.75%, 5/21/29	33,000	32,092
2.25%, 3/1/31	154,000	136,923
5.10%, 7/15/32	23,000	23,091
3.10%, 3/1/41(c)	68,000	49,647
4.50%, 8/15/46	79,000	64,203
Fifth Third Bancorp
8.25%, 3/1/38	277,000	335,998
Fifth Third Financial Corp.
4.00%, 2/1/29	85,000	83,831
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	119,461
First American Financial Corp.
4.00%, 5/15/30	83,000	79,913
2.40%, 8/15/31	49,000	42,784
First Citizens BancShares, Inc.
6.25%, 3/12/40, (6.254% fixed rate until 3/12/35; 5-year Constant Maturity Treasury Rate + 1.97% thereafter)(a)	17,000	16,738
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 7/31/29(e)	33,000	31,891
FirstCash, Inc.
4.63%, 9/1/28(e)	20,000	19,739
5.63%, 1/1/30(e)	23,000	22,972
6.88%, 3/1/32(e)	20,000	20,597
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	3,000	3,070
FirstEnergy Corp.
2.65%, 3/1/30	43,000	39,856
2.25%, 9/1/30, Series B	32,000	28,840
4.85%, 7/15/47, Series C	66,000	57,356
3.40%, 3/1/50, Series C	112,000	76,247
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/28(e)	12,000	11,736
5.20%, 4/1/28(e)	17,000	17,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.30%, 1/15/29(e)	$67,000	$66,605
3.60%, 6/1/29(e)	12,000	11,651
FirstEnergy Transmission LLC
2.87%, 9/15/28(e)	20,000	19,252
5.45%, 7/15/44(e)	16,000	15,241
4.55%, 4/1/49(e)	20,000	16,827
Fiserv, Inc.
2.25%, 6/1/27(c)	393,000	385,018
2.65%, 6/1/30(c)	601,000	550,945
5.45%, 3/15/34	95,000	94,686
4.40%, 7/1/49(c)	245,000	188,124
Five Corners Funding Trust II
2.85%, 5/15/30(e)	109,000	101,609
Flex Intermediate Holdco LLC
3.36%, 6/30/31(e)	33,000	30,494
4.32%, 12/30/39(e)	18,000	15,264
Flex Ltd.
6.00%, 1/15/28	23,000	23,483
4.88%, 6/15/29	37,000	37,108
4.88%, 5/12/30	46,000	45,918
5.25%, 1/15/32	36,000	36,131
5.38%, 11/13/35	44,000	43,404
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(e)	20,000	18,394
2.30%, 10/1/31(e)	31,000	27,299
Florida Power & Light Co.
4.13%, 2/1/42	45,000	38,420
3.99%, 3/1/49	15,000	11,768
3.15%, 10/1/49	410,000	277,085
2.88%, 12/4/51	244,000	153,030
Flowers Foods, Inc.
6.20%, 3/15/55	42,000	34,334
Flowserve Corp.
2.80%, 1/15/32	35,000	31,103
Fluor Corp.
4.25%, 9/15/28(c)	25,000	24,582
FMC Corp.
3.45%, 10/1/29(c)	32,000	29,307
5.65%, 5/18/33(c)	26,000	23,410
4.50%, 10/1/49(c)	60,000	37,585
6.38%, 5/18/53(c)	50,000	39,056
8.45%, 11/1/55, (8.45% fixed rate until 11/1/30; 5-year Constant Maturity Treasury Rate + 4.366% thereafter)(a)	37,000	27,588
FMR LLC
7.57%, 6/15/29(e)	153,000	165,468
Focus Financial Partners LLC
6.75%, 9/15/31(e)	40,000	40,326
Ford Motor Co.
9.63%, 4/22/30	134,000	153,421
7.45%, 7/16/31	76,000	83,065
3.25%, 2/12/32	303,000	268,741
6.10%, 8/19/32	44,000	45,159
4.75%, 1/15/43	418,000	333,120
7.40%, 11/1/46	45,000	48,128
5.29%, 12/8/46(c)	242,000	202,592
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	586,338
4.13%, 8/17/27	895,000	888,264
6.50%, 2/7/35	310,000	319,989
Fortive Corp.
4.30%, 6/15/46	107,000	87,544
Fortrea Holdings, Inc.
7.50%, 7/1/30(e)	88,000	88,793
Fortress Intermediate 3, Inc.
7.50%, 6/1/31(e)	34,000	34,443
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	32,000	30,314
4.50%, 3/25/52	35,000	28,141
Foundry JV Holdco LLC
6.25%, 1/25/35(e)	496,000	525,255
Fox Corp.
4.71%, 1/25/29	171,000	171,580
6.50%, 10/13/33	16,000	17,221
5.58%, 1/25/49(c)	225,000	212,547
Franklin BSP Capital Corp.
6.00%, 10/2/30(e)	7,000	6,754
Franklin Resources, Inc.
1.60%, 10/30/30	2,000	1,763
Fred Hutchinson Cancer Center
4.97%, 1/1/52, Series 2022	20,000	18,156
Freedom Mortgage Corp.
6.63%, 1/15/27(e)	22,000	22,068
12.25%, 10/1/30(e)	20,000	21,643
Freedom Mortgage Holdings LLC
9.13%, 5/15/31(e)	17,000	17,628
Freeport-McMoRan, Inc.
4.13%, 3/1/28	30,000	29,808
4.38%, 8/1/28	25,000	24,879
5.25%, 9/1/29(c)	129,000	130,227
4.25%, 3/1/30	30,000	29,527
4.63%, 8/1/30	40,000	39,890
5.40%, 11/14/34	75,000	76,415
5.45%, 3/15/43	195,000	189,495
Frontier Florida LLC
6.86%, 2/1/28, Series E	62,000	64,208
Frontier North, Inc.
6.73%, 2/15/28, Series G	12,000	12,392
FS KKR Capital Corp.
2.63%, 1/15/27	65,000	63,795
3.13%, 10/12/28	190,000	179,179
7.88%, 1/15/29	280,000	288,370
6.13%, 1/15/30(c)	531,000	519,820
FTAI Aviation Investors LLC
5.50%, 5/1/28(e)	41,000	41,026
7.88%, 12/1/30(e)	20,000	20,990
7.00%, 5/1/31(e)	123,000	127,743
FXI Holdings, Inc.
14.00%, 11/15/29, PIK(e)	36,678	9,892
GA Global Funding Trust
5.50%, 1/8/29(e)	150,000	151,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Gartner, Inc.
3.63%, 6/15/29(e)	$291,000	$276,309
3.75%, 10/1/30(e)	21,000	19,326
GATX Corp.
5.40%, 3/15/27	20,000	20,145
3.85%, 3/30/27	79,000	78,699
3.50%, 3/15/28(c)	20,000	19,667
4.55%, 11/7/28	20,000	19,992
4.70%, 4/1/29	35,000	35,108
4.00%, 6/30/30	35,000	34,150
1.90%, 6/1/31	29,000	25,343
3.50%, 6/1/32	71,000	65,754
4.90%, 3/15/33	30,000	29,892
5.45%, 9/15/33	108,000	109,695
6.05%, 3/15/34	92,000	97,059
6.90%, 5/1/34	116,000	128,157
5.20%, 3/15/44	25,000	23,126
3.10%, 6/1/51	62,000	39,579
6.05%, 6/5/54	73,000	73,830
GCI LLC
4.75%, 10/15/28(e)	128,000	123,657
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	165,136
5.91%, 11/22/32	339,000	357,687
4.95%, 12/15/35	168,000	164,334
GE Vernova, Inc.
5.50%, 2/4/56	135,000	130,982
Gen Digital, Inc.
6.75%, 9/30/27(e)	37,000	37,233
7.13%, 9/30/30(e)	55,000	56,083
General Dynamics Corp.
2.63%, 11/15/27	32,000	31,383
3.75%, 5/15/28	64,000	63,566
4.25%, 4/1/40	226,000	203,165
3.60%, 11/15/42	46,000	36,880
General Electric Co.
5.88%, 1/14/38	25,000	26,680
4.35%, 5/1/50	219,000	185,404
General Mills, Inc.
4.20%, 4/17/28	89,000	88,699
5.50%, 10/17/28	2,000	2,046
2.88%, 4/15/30	54,000	50,577
4.70%, 4/17/48	40,000	33,899
3.00%, 2/1/51	196,000	122,845
General Motors Co.
6.60%, 4/1/36	295,000	317,636
5.40%, 4/1/48	264,000	237,653
5.95%, 4/1/49(c)	39,000	37,535
General Motors Financial Co., Inc.
4.35%, 1/17/27	391,000	390,849
3.60%, 6/21/30	2,755,000	2,634,460
Genesee & Wyoming, Inc.
6.25%, 4/15/32(e)	29,000	29,463
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 1/15/29	25,000	25,981
8.88%, 4/15/30	2,000	2,096
7.88%, 5/15/32	34,000	35,336
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30	6,000	5,900
Genuine Parts Co.
6.50%, 11/1/28	125,000	129,464
1.88%, 11/1/30	138,000	120,076
2.75%, 2/1/32	36,000	31,324
6.88%, 11/1/33	12,000	12,995
Genworth Holdings, Inc.
6.50%, 6/15/34	15,000	15,174
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,173
10.25%, 4/15/31	26,000	28,148
George Washington University
4.30%, 9/15/44, Series 2014	20,000	16,937
4.87%, 9/15/45, Series 2015	81,000	73,857
4.13%, 9/15/48, Series 2018	73,000	58,991
Georgetown University
4.32%, 4/1/49, Series B	95,000	78,616
2.94%, 4/1/50, Series 20A	23,000	14,817
5.12%, 4/1/53	17,000	15,680
5.22%, 10/1/18, Series A	13,000	11,331
Georgia Power Co.
3.25%, 3/15/51, Series A	104,000	70,635
GFL Environmental, Inc.
4.00%, 8/1/28(e)	31,000	30,320
4.75%, 6/15/29(e)	31,000	30,557
4.38%, 8/15/29(e)	23,000	22,416
6.75%, 1/15/31(e)	41,000	42,388
Gilead Sciences, Inc.
1.20%, 10/1/27(c)	45,000	43,295
1.65%, 10/1/30	70,000	62,166
5.25%, 10/15/33	25,000	25,791
5.10%, 6/15/35	88,000	88,903
4.60%, 9/1/35	90,000	87,872
4.00%, 9/1/36	26,000	23,916
2.60%, 10/1/40	118,000	86,024
4.80%, 4/1/44	160,000	146,018
4.50%, 2/1/45	208,000	181,492
4.75%, 3/1/46	201,000	180,565
4.15%, 3/1/47	75,000	61,507
2.80%, 10/1/50	135,000	85,267
5.55%, 10/15/53(c)	90,000	88,713
5.50%, 11/15/54	88,000	86,040
5.60%, 11/15/64	60,000	58,925
Glatfelter Corp.
4.75%, 11/15/29(c)(e)	20,000	18,720
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,373
6.38%, 5/15/38	172,000	190,181
4.20%, 3/18/43	7,000	6,060
Global Atlantic Fin Co.
4.40%, 10/15/29(e)	37,000	35,968
3.13%, 6/15/31(e)	27,000	24,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
7.95%, 6/15/33(e)	$27,000	$30,015
6.75%, 3/15/54(c)(e)	31,000	30,199
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(e)	20,000	20,107
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(e)	16,000	15,989
7.50%, 4/15/32(e)	12,000	12,651
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	14,000	14,156
8.25%, 1/15/32(e)	21,000	22,057
Global Payments, Inc.
4.15%, 8/15/49	61,000	44,754
5.95%, 8/15/52(c)	229,000	217,643
Globe Life, Inc.
4.55%, 9/15/28	34,000	34,014
2.15%, 8/15/30(c)	29,000	26,163
4.80%, 6/15/32	11,000	10,870
5.85%, 9/15/34	31,000	32,208
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	43,000	43,303
4.00%, 1/15/30	49,000	47,198
4.00%, 1/15/31	49,000	46,384
3.25%, 1/15/32	56,000	50,285
6.75%, 12/1/33	55,000	58,568
5.63%, 9/15/34	72,000	71,835
6.25%, 9/15/54	75,000	74,667
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(e)	25,000	25,011
3.50%, 3/1/29(e)	33,000	31,093
Goldman Sachs Capital I
6.35%, 2/15/34	207,000	216,876
Goldman Sachs Group, Inc.
5.95%, 1/15/27	6,000	6,061
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	38,001
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	204,000	202,129
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	204,000	201,437
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	177,897
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	91,000	90,384
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	143,000	143,038
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	137,000	135,103
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	47,000	46,672
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	157,278
2.60%, 2/7/30	41,000	38,235
3.80%, 3/15/30	51,000	49,494
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	158,263
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	137,000	138,301
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	94,000	93,873
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	44,897
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	120,000	108,095
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	72,546
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	54,305
6.13%, 2/15/33	21,000	22,583
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	82,000	74,355
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	27,177
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	53,105
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	69,000	69,458
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	95,000	93,668
6.45%, 5/1/36	162,000	173,131
6.75%, 10/1/37	415,000	454,016
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	67,000	58,868
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	88,460
6.25%, 2/1/41	163,000	173,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	$28,000	$21,144
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	52,000	39,839
4.80%, 7/8/44	114,000	102,368
5.15%, 5/22/45	215,000	196,554
4.75%, 10/21/45	129,000	114,010
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	160,421
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(a)	1,248,000	1,231,985
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	36,834
2.05%, 2/15/27	21,000	20,560
7.05%, 12/5/28	1,000	1,029
6.00%, 7/15/29	42,000	42,152
Goodyear Tire & Rubber Co.
5.00%, 7/15/29(c)	50,000	47,790
GoTo Group, Inc.
5.50%, 5/1/28(e)	17,000	3,973
5.50%, 5/1/28(e)	15,000	11,815
GrafTech Finance, Inc.
4.63%, 12/23/29(e)	20,000	13,921
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29(e)	48,000	38,777
Grand Canyon University
5.13%, 10/1/28	39,000	38,659
Graphic Packaging International LLC
3.50%, 3/15/28(e)	68,000	65,837
Gray Media, Inc.
10.50%, 7/15/29(e)	50,000	53,035
4.75%, 10/15/30(e)	53,000	40,233
5.38%, 11/15/31(e)	66,000	47,392
Group 1 Automotive, Inc.
4.00%, 8/15/28(e)	48,000	46,737
Guardian Life Global Funding
3.25%, 3/29/27(e)	14,000	13,902
1.40%, 7/6/27(e)	17,000	16,486
5.55%, 10/28/27(e)	19,000	19,317
1.25%, 11/19/27(e)	21,000	20,114
1.63%, 9/16/28(e)	12,000	11,281
5.74%, 10/2/28(e)	17,000	17,503
Guardian Life Insurance Co. of America
4.88%, 6/19/64(e)	19,000	16,081
3.70%, 1/22/70(e)	32,000	20,906
4.85%, 1/24/77(e)	24,000	19,559
GXO Logistics, Inc.
1.65%, 7/15/26	24,000	23,911
6.25%, 5/6/29	43,000	44,494
2.65%, 7/15/31	122,000	108,230
6.50%, 5/6/34	46,000	48,196
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34	382,000	392,020
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	7,136
4.21%, 7/1/48	86,000	70,434
2.88%, 9/1/50, Series 2020	10,000	6,344
4.50%, 7/1/57	6,000	5,013
Haleon U.S. Capital LLC
3.63%, 3/24/32	420,000	394,471
Halliburton Co.
2.92%, 3/1/30	70,000	65,894
4.85%, 11/15/35	110,000	107,235
6.70%, 9/15/38	70,000	77,906
7.45%, 9/15/39	90,000	106,046
4.50%, 11/15/41	75,000	65,487
4.75%, 8/1/43	37,000	32,993
5.00%, 11/15/45	65,000	59,003
Harley-Davidson, Inc.
4.63%, 7/28/45	107,000	85,590
Hartford HealthCare Corp.
3.45%, 7/1/54	50,000	35,284
Hartford Insurance Group, Inc.
5.95%, 10/15/36	53,000	56,138
6.10%, 10/1/41(c)	25,000	26,327
4.30%, 4/15/43	25,000	21,145
4.40%, 3/15/48	45,000	37,635
3.60%, 8/19/49	70,000	50,850
2.90%, 9/15/51	55,000	34,530
Harvest Midstream I LP
7.50%, 5/15/32(e)	20,000	20,806
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,874
3.50%, 9/15/27	31,000	30,643
3.90%, 11/19/29	64,000	62,444
6.05%, 5/14/34	36,000	37,649
6.35%, 3/15/40	47,000	49,205
5.10%, 5/15/44	27,000	24,314
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30(c)(e)	167,000	155,810
HCA, Inc.
4.50%, 2/15/27	18,000	18,001
3.13%, 3/15/27	17,000	16,859
3.38%, 3/15/29	2,000	1,937
3.50%, 9/1/30	107,000	101,682
2.38%, 7/15/31(c)	59,000	52,349
3.63%, 3/15/32	139,000	129,415
5.50%, 6/1/33	87,000	88,880
5.60%, 4/1/34	35,000	35,840
5.45%, 9/15/34	180,000	182,022
5.13%, 6/15/39	170,000	161,318
5.50%, 6/15/47	204,000	189,355
5.25%, 6/15/49	180,000	160,621
3.50%, 7/15/51	429,000	287,435
4.63%, 3/15/52	180,000	145,035
5.90%, 6/1/53	90,000	86,834
6.00%, 4/1/54	135,000	132,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.95%, 9/15/54	$90,000	$87,543
6.10%, 4/1/64	272,000	268,555
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(e)	66,000	59,847
5.45%, 6/15/34(e)	34,000	34,177
3.20%, 6/1/50(e)	16,000	10,288
5.88%, 6/15/54(e)	47,000	45,129
HealthEquity, Inc.
4.50%, 10/1/29(e)	25,000	24,377
Healthpeak OP LLC
3.00%, 1/15/30	388,000	366,089
HEICO Corp.
5.25%, 8/1/28	37,000	37,616
5.35%, 8/1/33	89,000	90,809
Helmerich & Payne, Inc.
4.85%, 12/1/29(c)	33,000	33,066
5.50%, 12/1/34	24,000	23,762
Herc Holdings, Inc.
6.63%, 6/15/29(e)	62,000	63,606
Hershey Co.
2.30%, 8/15/26	273,000	272,161
2.65%, 6/1/50	121,000	74,224
Hertz Corp.
4.63%, 12/1/26(e)	36,000	34,503
5.00%, 12/1/29(e)	134,000	59,580
Hess Corp.
7.88%, 10/1/29	64,000	70,848
7.30%, 8/15/31	45,000	50,527
7.13%, 3/15/33	109,000	123,701
6.00%, 1/15/40	70,000	74,162
5.80%, 4/1/47	80,000	81,807
Hess Midstream Operations LP
5.13%, 6/15/28(e)	49,000	48,917
6.50%, 6/1/29(e)	24,000	24,635
4.25%, 2/15/30(e)	31,000	30,051
5.50%, 10/15/30(e)	16,000	15,982
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,505
4.55%, 10/15/29	100,000	99,792
4.85%, 10/15/31	137,000	136,847
5.00%, 10/15/34	144,000	141,343
6.20%, 10/15/35(c)	102,000	109,559
6.35%, 10/15/45(c)	203,000	208,129
5.60%, 10/15/54(c)	89,000	82,289
HF Sinclair Corp.
4.50%, 10/1/30	23,000	22,550
5.75%, 1/15/31	7,000	7,170
Highmark, Inc.
2.55%, 5/10/31(e)	22,000	19,671
Highwoods Realty LP
4.13%, 3/15/28	294,000	290,320
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(e)	25,000	25,115
5.75%, 2/1/29(e)	54,000	53,919
6.00%, 4/15/30(e)	40,000	39,807
6.00%, 2/1/31(e)	25,000	24,671
6.25%, 4/15/32(e)	21,000	20,699
6.88%, 5/15/34(e)	47,000	47,082
Hillenbrand, Inc.
6.25%, 2/15/29	77,000	73,053
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32(e)	158,000	145,230
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(e)	43,000	41,896
4.88%, 7/1/31(e)	20,000	18,693
6.63%, 1/15/32(e)	65,000	66,191
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 4/1/27	108,000	108,049
Home Depot, Inc.
2.70%, 4/15/30	184,000	173,141
5.88%, 12/16/36	1,112,000	1,182,940
3.13%, 12/15/49	42,000	28,108
2.38%, 3/15/51	478,000	270,242
2.75%, 9/15/51	153,000	93,115
3.63%, 4/15/52	98,000	70,561
3.50%, 9/15/56	169,000	116,344
5.40%, 6/25/64(c)	75,000	70,981
Honeywell Aerospace, Inc.
5.85%, 3/16/66(e)	531,000	535,097
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,938
2.70%, 8/15/29(c)	105,000	99,547
1.95%, 6/1/30	30,000	27,210
1.75%, 9/1/31	30,000	26,089
4.50%, 1/15/34	10,000	9,801
3.81%, 11/21/47	24,000	18,498
2.80%, 6/1/50	109,000	69,927
Horizon Mutual Holdings, Inc.
6.20%, 11/15/34(e)	24,000	22,998
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,184
1.70%, 6/3/28	52,000	49,414
1.80%, 6/11/30	21,000	18,913
3.05%, 6/3/51	29,000	18,807
Host Hotels & Resorts LP
3.38%, 12/15/29, Series H	92,000	87,571
2.90%, 12/15/31, Series J	32,000	28,599
5.70%, 7/1/34	23,000	23,490
Howard Hughes Corp.
4.13%, 2/1/29(e)	27,000	26,103
4.38%, 2/1/31(e)	27,000	25,397
Howard University
5.21%, 10/1/52, Series 22A	33,000	27,333
Howmet Aerospace, Inc.
6.75%, 1/15/28	18,000	18,668
5.95%, 2/1/37	57,000	60,672
HP, Inc.
1.45%, 6/17/26	32,000	31,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.00%, 6/17/27	$62,000	$61,196
4.75%, 1/15/28	55,000	55,268
4.00%, 4/15/29	71,000	69,858
3.40%, 6/17/30	36,000	34,220
2.65%, 6/17/31	71,000	63,792
4.20%, 4/15/32(c)	48,000	46,069
5.50%, 1/15/33	79,000	81,043
6.00%, 9/15/41(c)	109,000	111,892
HSBC USA, Inc.
5.29%, 3/4/27	1,873,000	1,889,080
HUB International Ltd.
5.63%, 12/1/29(e)	22,000	21,761
7.25%, 6/15/30(e)	132,000	135,801
7.38%, 1/31/32(e)	576,000	590,546
Hubbell, Inc.
3.15%, 8/15/27	18,000	17,752
3.50%, 2/15/28	177,000	174,246
2.30%, 3/15/31	21,000	18,898
Hudson Pacific Properties LP
5.95%, 2/15/28(c)	23,000	22,797
Hughes Satellite Systems Corp.
5.25%, 8/1/26(c)	30,000	26,521
6.63%, 8/1/26	30,000	19,297
Humana, Inc.
1.35%, 2/3/27(c)	45,000	44,201
3.95%, 3/15/27	17,000	16,974
5.75%, 3/1/28	30,000	30,583
5.75%, 12/1/28	30,000	30,780
3.70%, 3/23/29	45,000	43,937
3.13%, 8/15/29(c)	35,000	33,529
4.88%, 4/1/30	35,000	35,086
5.38%, 4/15/31	136,000	138,158
2.15%, 2/3/32(c)	55,000	47,691
5.88%, 3/1/33	54,000	55,666
5.95%, 3/15/34	103,000	106,539
4.63%, 12/1/42	49,000	41,329
4.95%, 10/1/44	159,000	137,779
4.80%, 3/15/47	35,000	29,014
3.95%, 8/15/49	56,000	40,442
5.50%, 3/15/53	94,000	84,218
5.75%, 4/15/54(c)	121,000	112,161
Hunt Cos., Inc.
5.25%, 4/15/29(e)	26,000	25,639
Huntington Bancshares, Inc.
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	428,000	368,993
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	36,483
5.35%, 1/15/30	38,000	38,756
Huntsman International LLC
4.50%, 5/1/29(c)	46,000	44,573
2.95%, 6/15/31(c)	73,000	63,104
Hyatt Hotels Corp.
4.38%, 9/15/28	205,000	204,033
Hyundai Capital America
1.50%, 6/15/26(e)	35,000	34,969
5.65%, 6/26/26(e)	30,000	30,032
1.65%, 9/17/26(e)	40,000	39,700
2.75%, 9/27/26(d)	120,000	119,396
3.50%, 11/2/26(c)(e)	243,000	242,294
5.25%, 1/8/27(e)	40,000	40,211
3.00%, 2/10/27(e)	20,000	19,811
5.30%, 3/19/27(e)	35,000	35,256
2.38%, 10/15/27(e)	25,000	24,307
1.80%, 1/10/28(e)	25,000	23,936
5.60%, 3/30/28(e)	35,000	35,575
2.00%, 6/15/28(e)	44,000	41,766
5.68%, 6/26/28(e)	40,000	40,802
2.10%, 9/15/28(e)	35,000	33,090
6.10%, 9/21/28(e)	35,000	36,069
5.30%, 1/8/29(e)	30,000	30,437
6.50%, 1/16/29(e)	30,000	31,296
5.35%, 3/19/29(e)	20,000	20,323
5.80%, 4/1/30(e)	20,000	20,634
6.38%, 4/8/30(e)	25,000	26,249
5.70%, 6/26/30(e)	20,000	20,569
6.20%, 9/21/30(e)	20,000	20,939
5.40%, 1/8/31(e)	20,000	20,379
5.40%, 6/23/32(e)	183,000	186,616
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	56,000	48,514
10.00%, 11/15/29(e)	50,000	50,096
9.00%, 6/15/30	118,000	112,363
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	17,750
5.50%, 3/15/53	71,000	68,728
5.80%, 4/1/54	23,000	23,175
IDEX Corp.
2.63%, 6/15/31(c)	258,000	233,958
iHeartCommunications, Inc.
9.13%, 5/1/29(e)	62,171	60,462
10.88%, 5/1/30(e)	26,000	22,108
7.75%, 8/15/30(e)	24,000	22,056
7.00%, 1/15/31(e)	32,000	28,436
Illinois Tool Works, Inc.
2.65%, 11/15/26	59,000	58,657
4.88%, 9/15/41	32,000	30,532
Illumina, Inc.
5.75%, 12/13/27	100,000	101,739
2.55%, 3/23/31	77,000	69,746
Imola Merger, Inc.
4.75%, 5/15/29(e)	70,000	68,883
Indiana Michigan Power Co.
3.75%, 7/1/47, Series L	11,000	8,257
4.25%, 8/15/48	10,000	8,080
3.25%, 5/1/51	97,000	64,527
Indianapolis Power & Light Co.
5.70%, 4/1/54(e)	14,000	13,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Ingersoll Rand, Inc.
5.40%, 8/14/28	$20,000	$20,384
5.18%, 6/15/29	53,000	54,078
5.31%, 6/15/31	82,000	83,981
5.70%, 8/14/33	72,000	74,851
5.45%, 6/15/34	68,000	69,475
5.70%, 6/15/54	62,000	61,411
Ingevity Corp.
3.88%, 11/1/28(e)	29,000	28,035
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,911
2.90%, 6/1/30	43,000	40,239
3.90%, 6/1/50	37,000	27,633
Insight Enterprises, Inc.
6.63%, 5/15/32(e)	25,000	25,410
Integris Baptist Medical Center, Inc.
3.88%, 8/15/50, Series A	72,000	53,131
Intel Corp.
3.15%, 5/11/27	369,000	365,571
2.45%, 11/15/29	168,000	156,584
5.13%, 2/10/30	164,000	166,615
4.25%, 12/15/42	85,000	70,618
5.63%, 2/10/43	484,000	471,402
4.10%, 5/19/46	169,000	131,850
4.10%, 5/11/47	332,000	256,402
3.73%, 12/8/47	10,000	7,256
3.25%, 11/15/49	180,000	118,160
4.75%, 3/25/50	153,000	127,420
3.05%, 8/12/51	61,000	38,282
4.90%, 8/5/52	158,000	133,931
5.70%, 2/10/53	180,000	171,094
5.60%, 2/21/54(c)	104,000	98,129
3.10%, 2/15/60(c)	49,000	28,298
4.95%, 3/25/60	103,000	86,139
3.20%, 8/12/61	576,000	337,940
5.05%, 8/5/62	12,000	10,077
5.90%, 2/10/63	147,000	141,895
Intercontinental Exchange, Inc.
2.10%, 6/15/30	238,000	216,793
1.85%, 9/15/32	70,000	59,200
4.60%, 3/15/33	92,000	91,152
4.95%, 6/15/52(c)	110,000	99,817
3.00%, 9/15/60	301,000	178,508
International Business Machines Corp.
1.95%, 5/15/30	980,000	887,278
5.88%, 11/29/32	36,000	38,215
5.60%, 11/30/39	122,000	125,065
4.00%, 6/20/42	87,000	71,648
7.13%, 12/1/96	463,000	531,064
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(e)	50,000	48,254
5.00%, 9/26/48(c)	35,000	30,968
International Paper Co.
7.30%, 11/15/39	143,000	163,081
4.80%, 6/15/44(c)	139,000	120,603
5.15%, 5/15/46	40,000	36,305
4.40%, 8/15/47	60,000	48,513
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,764
2.30%, 6/1/30	30,000	27,477
5.70%, 10/15/33	20,000	20,795
6.25%, 7/15/39	25,000	26,572
3.70%, 9/15/46	39,000	29,182
3.50%, 9/30/49	30,000	21,077
3.10%, 11/30/51	70,000	44,961
Intuit, Inc.
5.25%, 9/15/26	55,000	55,154
1.35%, 7/15/27(c)	41,000	39,748
5.13%, 9/15/28(c)	55,000	55,867
1.65%, 7/15/30	54,000	48,041
5.20%, 9/15/33	26,000	26,295
5.50%, 9/15/53(c)	44,000	39,765
Invesco Finance PLC
5.38%, 11/30/43	22,000	21,088
Invitation Homes Operating Partnership LP
4.15%, 4/15/32	159,000	151,305
ION Platform Finance US, Inc./ION Platform Finance Sarl
9.00%, 8/1/29(e)	58,000	53,408
IPALCO Enterprises, Inc.
4.25%, 5/1/30	469,000	454,954
Iron Mountain, Inc.
5.00%, 7/15/28(e)	82,000	81,888
ITC Holdings Corp.
3.35%, 11/15/27	357,000	351,913
ITT Holdings LLC
6.50%, 8/1/29(e)	50,000	49,716
J Paul Getty Trust
4.91%, 4/1/35(c)	22,000	22,111
Jabil, Inc.
4.25%, 5/15/27	31,000	30,994
3.95%, 1/12/28	138,000	136,712
5.45%, 2/1/29	18,000	18,316
3.60%, 1/15/30	36,000	34,559
3.00%, 1/15/31	43,000	39,617
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,134
3.13%, 11/23/31	12,000	10,774
5.67%, 6/8/32(c)	68,000	68,807
4.00%, 11/23/51	56,000	38,640
Jackson National Life Global Funding
3.05%, 6/21/29(e)	4,000	3,785
Jacobs Engineering Group, Inc.
5.90%, 3/1/33	61,000	63,148
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(e)	25,000	24,449
6.13%, 11/1/32(e)	45,000	45,145
JB Poindexter & Co., Inc.
8.75%, 12/15/31(e)	25,000	25,728
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29	2,000	1,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.75%, 12/1/31	$277,000	$258,944
3.63%, 1/15/32	110,000	101,906
3.00%, 5/15/32	71,000	63,154
5.75%, 4/1/33	119,000	122,450
6.75%, 3/15/34	10,000	10,892
4.38%, 2/2/52	408,000	309,711
6.50%, 12/1/52	136,000	137,595
7.25%, 11/15/53	79,000	86,647
6.38%, 4/15/66	382,000	373,647
Jefferies Financial Group, Inc.
4.15%, 1/23/30	307,000	297,900
2.63%, 10/15/31	184,000	160,825
6.25%, 1/15/36	135,000	139,221
6.50%, 1/20/43	53,000	53,546
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 9/20/31(e)	6,000	5,526
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	22,941	20,134
4.00%, 11/15/32, Series 2020-1, Class A	21,763	20,518
JM Smucker Co.
3.38%, 12/15/27	30,000	29,549
5.90%, 11/15/28	45,000	46,465
2.38%, 3/15/30	79,000	73,001
2.13%, 3/15/32	11,000	9,487
4.25%, 3/15/35	60,000	56,004
6.50%, 11/15/43(c)	70,000	74,673
4.38%, 3/15/45	55,000	45,945
6.50%, 11/15/53(c)	90,000	97,374
John Deere Capital Corp.
2.25%, 9/14/26	33,000	32,868
1.70%, 1/11/27	22,000	21,703
2.80%, 9/8/27	463,000	455,925
4.15%, 9/15/27	261,000	261,376
1.50%, 3/6/28	37,000	35,352
3.35%, 4/18/29	12,000	11,710
4.85%, 10/11/29	8,000	8,166
1.45%, 1/15/31	12,000	10,492
John Sevier Combined Cycle Generation LLC
4.63%, 1/15/42	11,355	10,998
Johnson & Johnson
2.90%, 1/15/28	31,000	30,481
4.95%, 5/15/33	155,000	160,821
3.63%, 3/3/37	199,000	178,609
2.45%, 9/1/60(c)	103,000	56,073
Johnson Controls International PLC
6.00%, 1/15/36	30,000	31,862
4.63%, 7/2/44	40,000	35,241
5.13%, 9/14/45	10,000	9,188
4.50%, 2/15/47	60,000	51,118
4.95%, 7/2/64(a)	43,000	37,197
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	49,000	43,673
2.00%, 9/16/31	132,000	115,530
4.90%, 12/1/32	30,000	30,135
JPMorgan Chase & Co.
4.13%, 12/15/26	600,000	600,112
4.25%, 10/1/27	146,000	146,185
3.63%, 12/1/27	242,000	239,623
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	422,000	418,896
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	529,000	517,906
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	504,000	496,420
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	736,000	729,669
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	166,000	156,310
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	208,000	194,661
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	469,000	413,540
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	113,000	114,743
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	255,000	257,753
6.40%, 5/15/38	183,000	202,347
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	535,000	473,040
5.50%, 10/15/40	55,000	56,225
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	75,910
5.63%, 8/16/43	183,000	184,291
4.85%, 2/1/44	114,000	105,277
4.95%, 6/1/45	233,000	214,446
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	152,000	121,683
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	679,000	538,706
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	100,921
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	147,000	98,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	$1,342,000	$929,185
Juniper Networks, Inc.
3.75%, 8/15/29	70,000	67,972
2.00%, 12/10/30	63,000	55,489
5.95%, 3/15/41	38,000	38,151
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,893
2.81%, 6/1/41, Series 2021	26,000	19,169
4.88%, 4/1/42	12,000	11,296
4.15%, 5/1/47	31,000	25,368
3.27%, 11/1/49, Series 2019	21,000	14,573
KB Home
6.88%, 6/15/27	12,000	12,132
4.80%, 11/15/29	12,000	11,781
7.25%, 7/15/30	46,000	47,052
4.00%, 6/15/31	16,000	14,900
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 2/15/29(e)	58,000	60,652
Kellanova
3.40%, 11/15/27	37,000	36,613
4.30%, 5/15/28	23,000	23,011
2.10%, 6/1/30(c)	146,000	133,062
4.50%, 4/1/46	85,000	73,159
5.75%, 5/16/54	76,000	75,000
Kemper Corp.
3.80%, 2/23/32	179,000	161,749
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	25,001
4.75%, 2/1/30	25,000	25,288
5.00%, 3/1/31(c)	25,000	25,251
Kentucky Utilities Co.
5.13%, 11/1/40	439,000	425,361
Kenvue, Inc.
5.05%, 3/22/28	55,000	55,683
5.00%, 3/22/30	20,000	20,329
4.90%, 3/22/33	25,000	25,173
5.10%, 3/22/43	32,000	30,602
5.05%, 3/22/53(c)	98,000	89,520
5.20%, 3/22/63	53,000	48,052
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	25,000	24,882
5.10%, 3/15/27	45,000	45,254
3.43%, 6/15/27	88,000	87,161
5.05%, 3/15/29	2,000	2,021
3.95%, 4/15/29	70,000	68,733
3.20%, 5/1/30	58,000	54,639
2.25%, 3/15/31, Series 31*(c)	32,000	28,496
5.20%, 3/15/31, Series 10	35,000	35,479
5.30%, 3/15/34	82,000	82,119
4.50%, 11/15/45	50,000	41,346
4.42%, 12/15/46	35,000	28,175
5.09%, 5/25/48	137,000	120,900
3.80%, 5/1/50	138,000	98,302
4.50%, 4/15/52	105,000	83,704
KeyCorp
2.25%, 4/6/27(c)	100,000	98,388
4.10%, 4/30/28	360,000	357,748
2.55%, 10/1/29	29,000	27,158
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	187,240
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 6/1/27(e)	123,000	122,863
Kilroy Realty LP
4.75%, 12/15/28	275,000	272,618
2.50%, 11/15/32	88,000	73,035
6.25%, 1/15/36	20,000	20,095
Kimberly-Clark Corp.
1.05%, 9/15/27	44,000	42,382
3.95%, 11/1/28	37,000	36,752
3.20%, 4/25/29	134,000	129,912
3.10%, 3/26/30	15,000	14,300
2.00%, 11/2/31(c)	12,000	10,594
4.50%, 2/16/33	7,000	6,977
6.63%, 8/1/37	38,000	43,366
5.30%, 3/1/41	24,000	24,228
3.20%, 7/30/46	47,000	33,301
3.90%, 5/4/47	29,000	22,736
2.88%, 2/7/50	31,000	20,168
Kimco Realty OP LLC
4.60%, 2/1/33	46,000	45,418
6.40%, 3/1/34	48,000	52,217
4.25%, 4/1/45(c)	47,000	39,338
4.13%, 12/1/46	32,000	25,965
4.45%, 9/1/47	116,000	97,307
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	100,000	113,666
6.95%, 1/15/38	496,000	557,637
5.63%, 9/1/41	905,000	893,703
5.00%, 3/1/43	53,000	48,310
5.40%, 9/1/44	50,000	47,358
Kinder Morgan, Inc.
2.00%, 2/15/31	271,000	240,604
7.80%, 8/1/31	37,000	42,152
7.75%, 1/15/32(c)	142,000	162,557
5.20%, 6/1/33	76,000	77,427
Kinetik Holdings LP
6.63%, 12/15/28(e)	210,000	214,610
5.88%, 6/15/30(e)	175,000	175,988
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,975
5.50%, 3/1/34	14,000	14,220
Kite Realty Group Trust
4.75%, 9/15/30	28,000	28,036
KKR Group Finance Co. II LLC
5.50%, 2/1/43(c)(e)	40,000	37,686
KKR Group Finance Co. III LLC
5.13%, 6/1/44(e)	40,000	36,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
KKR Group Finance Co. VII LLC
3.63%, 2/25/50(e)	$20,000	$13,921
KKR Group Finance Co. VIII LLC
3.50%, 8/25/50(e)	30,000	20,307
KKR Group Finance Co. X LLC
3.25%, 12/15/51(e)	70,000	44,435
KKR Group Finance Co. XII LLC
4.85%, 5/17/32(e)	10,000	9,869
KLA Corp.
4.10%, 3/15/29	51,000	50,664
4.65%, 7/15/32(c)	20,000	20,072
4.70%, 2/1/34	10,000	9,930
5.00%, 3/15/49	69,000	63,478
5.25%, 7/15/62	184,000	170,409
Kohl's Corp.
5.13%, 5/1/31(c)	70,000	59,986
5.55%, 7/17/45	29,000	18,492
Kraft Heinz Foods Co.
4.63%, 1/30/29	120,000	120,157
4.25%, 3/1/31	25,000	24,498
6.75%, 3/15/32	22,000	23,813
5.00%, 7/15/35(c)	55,000	53,629
6.88%, 1/26/39	70,000	76,837
7.13%, 8/1/39(e)	43,000	47,603
4.63%, 10/1/39	139,000	124,119
6.50%, 2/9/40	50,000	53,015
5.00%, 6/4/42	76,000	68,045
5.20%, 7/15/45	172,000	152,860
4.38%, 6/1/46	52,000	41,752
4.88%, 10/1/49	130,000	108,622
5.50%, 6/1/50(c)	9,000	8,196
Kroger Co.
2.65%, 10/15/26	28,000	27,857
3.70%, 8/1/27	143,000	142,048
4.50%, 1/15/29	170,000	170,245
2.20%, 5/1/30	35,000	31,999
1.70%, 1/15/31(c)	35,000	30,766
7.50%, 4/1/31	5,000	5,591
5.00%, 9/15/34	198,000	196,119
6.90%, 4/15/38	35,000	39,582
5.40%, 7/15/40	82,000	80,398
5.00%, 4/15/42	32,000	29,746
5.15%, 8/1/43	37,000	34,491
3.88%, 10/15/46	45,000	34,435
4.45%, 2/1/47	90,000	74,485
4.65%, 1/15/48	45,000	38,116
5.40%, 1/15/49	89,000	83,473
3.95%, 1/15/50	70,000	52,677
5.50%, 9/15/54(c)	39,000	36,666
5.65%, 9/15/64	175,000	164,572
Kyndryl Holdings, Inc.
3.15%, 10/15/31	208,000	174,665
4.10%, 10/15/41	48,000	34,640
L3Harris Technologies, Inc.
5.40%, 1/15/27	75,000	75,576
4.40%, 6/15/28	30,000	29,974
5.05%, 6/1/29	131,000	132,903
2.90%, 12/15/29	30,000	28,387
1.80%, 1/15/31	93,000	81,908
5.25%, 6/1/31	36,000	36,815
5.40%, 7/31/33	105,000	107,806
5.35%, 6/1/34	70,000	71,337
4.85%, 4/27/35	35,000	34,469
6.15%, 12/15/40	78,000	82,600
5.05%, 4/27/45	132,000	123,581
5.60%, 7/31/53	78,000	76,544
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	31,000
2.95%, 12/1/29	46,000	43,606
2.70%, 6/1/31	36,000	32,804
4.70%, 2/1/45	161,000	143,173
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(e)	53,000	52,623
Lam Research Corp.
1.90%, 6/15/30	15,000	13,606
4.88%, 3/15/49	49,000	44,625
2.88%, 6/15/50	49,000	31,498
3.13%, 6/15/60	37,000	22,931
Lamar Media Corp.
3.75%, 2/15/28	24,000	23,543
4.88%, 1/15/29	43,000	42,709
4.00%, 2/15/30	95,000	91,192
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(e)	55,000	54,711
4.13%, 1/31/30(e)	40,000	38,293
4.38%, 1/31/32(e)	29,000	27,178
Las Vegas Sands Corp.
5.90%, 6/1/27	457,000	462,552
3.90%, 8/8/29	300,000	290,201
6.00%, 8/15/29	15,000	15,433
6.20%, 8/15/34	69,000	71,330
Lazard Group LLC
4.50%, 9/19/28	176,000	175,446
LBJ Infrastructure Group LLC
3.80%, 12/31/57(e)	25,000	17,769
LCM Investments Holdings II LLC
4.88%, 5/1/29(e)	41,000	40,070
8.25%, 8/1/31(e)	35,000	36,548
LD Holdings Group LLC
6.13%, 4/1/28(e)	28,000	24,463
Lear Corp.
3.55%, 1/15/52	172,000	117,053
Legg Mason, Inc.
5.63%, 1/15/44	45,000	44,473
Leggett & Platt, Inc.
4.40%, 3/15/29	70,000	68,278
3.50%, 11/15/51	66,000	40,999
Leidos, Inc.
4.38%, 5/15/30	54,000	53,169
2.30%, 2/15/31	71,000	63,451
5.75%, 3/15/33	91,000	94,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Leland Stanford Junior University
3.65%, 5/1/48	$15,000	$11,674
2.41%, 6/1/50	9,000	5,374
Lennar Corp.
4.75%, 11/29/27	90,000	90,226
Level 3 Financing, Inc.
3.75%, 7/15/29(e)	3,000	2,906
8.50%, 1/15/36(e)	243,000	262,969
Levi Strauss & Co.
3.50%, 3/1/31(e)	20,000	18,447
LGI Homes, Inc.
8.75%, 12/15/28(e)	16,000	16,564
4.00%, 7/15/29(c)(e)	62,000	56,804
Liberty Interactive LLC
8.50%, 7/15/29(g)	92,000	5,152
8.25%, 2/1/30(g)	115,000	6,437
Liberty Mutual Group, Inc.
4.57%, 2/1/29(e)	17,000	16,968
7.80%, 3/15/37(e)	20,000	22,319
4.85%, 8/1/44(e)	25,000	21,688
3.95%, 10/15/50(e)	109,000	80,776
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(e)	20,000	19,870
5.50%, 6/15/52(e)	40,000	37,453
3.95%, 5/15/60(e)	30,000	20,816
4.30%, 2/1/61(e)	113,000	71,983
Liberty Utilities Co.
5.58%, 1/31/29(e)	1,000	1,022
5.87%, 1/31/34(e)	89,000	91,612
LifePoint Health, Inc.
9.88%, 8/15/30(e)	697,000	738,673
Light & Wonder International, Inc.
7.25%, 11/15/29(e)	59,000	60,380
7.50%, 9/1/31(e)	23,000	23,955
Lincoln National Corp.
3.80%, 3/1/28	132,000	130,424
6.30%, 10/9/37	181,000	191,719
7.00%, 6/15/40	74,000	81,126
4.35%, 3/1/48	15,000	11,555
Linde, Inc.
1.10%, 8/10/30	14,000	12,284
3.55%, 11/7/42	33,000	26,414
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(e)	199,000	181,259
Lithia Motors, Inc.
4.63%, 12/15/27(e)	26,000	25,907
3.88%, 6/1/29(e)	33,000	31,680
4.38%, 1/15/31(e)	23,000	21,818
Live Nation Entertainment, Inc.
6.50%, 5/15/27(e)	49,000	49,089
4.75%, 10/15/27(e)	39,000	38,888
3.75%, 1/15/28(e)	30,000	29,440
LKQ Corp.
6.25%, 6/15/33	70,000	72,453
Lockheed Martin Corp.
5.10%, 11/15/27	41,000	41,599
4.45%, 5/15/28	36,000	36,136
4.50%, 2/15/29	121,000	121,476
1.85%, 6/15/30	39,000	35,215
3.90%, 6/15/32(c)	16,000	15,512
5.25%, 1/15/33(c)	84,000	87,178
4.75%, 2/15/34(c)	77,000	76,805
4.80%, 8/15/34	12,000	11,973
3.60%, 3/1/35	67,000	61,280
4.50%, 5/15/36(c)	33,000	32,025
6.15%, 9/1/36, Series B	66,000	71,986
5.72%, 6/1/40	23,000	24,303
4.07%, 12/15/42	38,000	32,240
3.80%, 3/1/45	41,000	32,638
4.70%, 5/15/46	116,000	103,299
4.09%, 9/15/52	148,000	116,480
4.15%, 6/15/53	100,000	79,309
5.70%, 11/15/54(c)	103,000	103,469
5.20%, 2/15/55(c)	82,000	76,855
4.30%, 6/15/62	249,000	195,376
5.90%, 11/15/63	49,000	50,475
5.20%, 2/15/64	89,000	81,939
Loews Corp.
3.20%, 5/15/30	10,000	9,511
6.00%, 2/1/35	15,000	15,857
4.13%, 5/15/43	159,000	132,100
Lowe's Cos., Inc.
3.10%, 5/3/27	18,000	17,838
3.65%, 4/5/29	85,000	83,151
4.50%, 4/15/30	85,000	84,998
1.70%, 10/15/30	50,000	44,239
2.63%, 4/1/31	468,000	427,027
3.75%, 4/1/32	45,000	42,666
4.65%, 4/15/42	50,000	44,793
4.38%, 9/15/45	40,000	33,228
3.70%, 4/15/46	120,000	89,930
4.05%, 5/3/47	135,000	105,458
5.13%, 4/15/50	95,000	85,275
3.00%, 10/15/50	205,000	129,142
3.50%, 4/1/51	45,000	31,173
4.25%, 4/1/52	186,000	145,450
5.63%, 4/15/53(c)	160,000	153,716
5.75%, 7/1/53	32,000	31,302
4.45%, 4/1/62	247,000	191,570
5.80%, 9/15/62	39,000	37,972
5.85%, 4/1/63	47,000	45,927
LPL Holdings, Inc.
5.70%, 5/20/27	115,000	116,305
6.75%, 11/17/28	46,000	48,087
4.00%, 3/15/29(e)	43,000	41,939
4.38%, 5/15/31(e)	110,000	105,496
6.00%, 5/20/34	35,000	35,916
5.75%, 6/15/35	152,000	152,427
Lumen Technologies, Inc.
7.60%, 9/15/39, Series P	42,000	40,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
7.65%, 3/15/42, Series U	$22,000	$20,974
LXP Industrial Trust
6.75%, 11/15/28	5,000	5,208
2.70%, 9/15/30	28,000	25,527
2.38%, 10/1/31	28,000	24,400
LYB International Finance III LLC
4.20%, 10/15/49(c)	447,000	328,246
4.20%, 5/1/50	161,000	117,772
LyondellBasell Industries NV
4.63%, 2/26/55(c)	130,000	100,842
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	260,000	258,416
M/I Homes, Inc.
4.95%, 2/1/28	36,000	36,014
3.95%, 2/15/30	12,000	11,396
Macy's Retail Holdings LLC
5.88%, 3/15/30(e)	7,000	7,005
6.13%, 3/15/32(e)	10,000	10,015
6.70%, 7/15/34(e)	7,000	6,693
4.50%, 12/15/34	15,000	13,230
6.38%, 3/15/37	39,000	35,861
5.13%, 1/15/42	10,000	7,788
4.30%, 2/15/43	36,000	24,613
Madison IAQ LLC
4.13%, 6/30/28(e)	29,000	28,669
Marathon Petroleum Corp.
6.50%, 3/1/41	200,000	215,455
4.75%, 9/15/44	42,000	36,700
4.50%, 4/1/48	14,000	11,324
Markel Group, Inc.
3.35%, 9/17/29	223,000	214,864
5.00%, 4/5/46	45,000	40,122
4.30%, 11/1/47	25,000	19,867
5.00%, 5/20/49	72,000	63,082
4.15%, 9/17/50	28,000	21,386
3.45%, 5/7/52	55,000	36,988
6.00%, 5/16/54	26,000	26,024
Marriott International, Inc.
4.63%, 6/15/30, Series FF(c)	667,000	666,017
5.30%, 5/15/34	76,000	77,036
5.50%, 4/15/37	184,000	186,005
5.10%, 5/1/38	144,000	139,187
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28(c)	14,000	13,970
4.50%, 6/15/29(e)	20,000	19,311
6.50%, 10/1/33(c)(e)	14,000	13,741
Mars, Inc.
4.55%, 4/20/28(e)	227,000	228,097
3.20%, 4/1/30(e)	30,000	28,595
4.65%, 4/20/31(e)	174,000	174,538
1.63%, 7/16/32(e)	30,000	25,147
4.75%, 4/20/33(e)	40,000	39,634
3.60%, 4/1/34(e)	16,000	14,595
2.38%, 7/16/40(e)	146,000	103,412
3.95%, 4/1/44(e)	231,000	187,572
3.95%, 4/1/49(e)	16,000	12,512
2.45%, 7/16/50(e)	323,000	187,012
4.20%, 4/1/59(e)	78,000	60,425
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	27,000	27,212
2.38%, 12/15/31	8,000	7,119
5.75%, 11/1/32	10,000	10,508
5.88%, 8/1/33	6,000	6,413
5.40%, 9/15/33	12,000	12,374
5.15%, 3/15/34(c)	10,000	10,109
5.00%, 3/15/35	132,000	131,079
4.75%, 3/15/39	58,000	54,762
5.35%, 11/15/44	33,000	31,754
4.35%, 1/30/47	24,000	19,884
4.20%, 3/1/48	59,000	47,552
4.90%, 3/15/49	215,000	191,314
2.90%, 12/15/51	34,000	21,213
6.25%, 11/1/52	24,000	25,464
5.45%, 3/15/53	39,000	37,220
5.70%, 9/15/53(c)	66,000	65,387
5.45%, 3/15/54	33,000	31,577
5.40%, 3/15/55(c)	141,000	134,119
Martin Marietta Materials, Inc.
3.45%, 6/1/27	77,000	76,354
3.50%, 12/15/27	84,000	82,959
2.50%, 3/15/30, Series CB	35,000	32,362
2.40%, 7/15/31	75,000	67,231
4.25%, 12/15/47	181,000	147,294
3.20%, 7/15/51	80,000	53,112
Marvell Technology, Inc.
2.45%, 4/15/28	142,000	136,947
4.88%, 6/22/28	138,000	139,136
5.75%, 2/15/29	138,000	141,988
2.95%, 4/15/31	54,000	49,767
5.95%, 9/15/33	36,000	38,008
Masco Corp.
3.13%, 2/15/51	27,000	17,522
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	73,000	55,695
3.19%, 7/1/49, Series 2020	69,000	46,999
4.12%, 7/1/55, Series 2015	6,000	4,779
3.34%, 7/1/60, Series 2020	13,000	8,431
Massachusetts Institute of Technology
3.96%, 7/1/38	81,000	74,292
5.60%, 7/1/11	45,000	44,219
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(e)	18,000	17,437
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(e)	213,000	188,613
Mastercard, Inc.
2.95%, 11/21/26	41,000	40,807
3.30%, 3/26/27	55,000	54,746
3.50%, 2/26/28	10,000	9,903
4.88%, 3/9/28	41,000	41,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
2.95%, 6/1/29	$2,000	$1,930
3.35%, 3/26/30	22,000	21,234
1.90%, 3/15/31	12,000	10,709
2.00%, 11/18/31	55,000	48,695
4.85%, 3/9/33	15,000	15,199
4.88%, 5/9/34	85,000	85,556
3.80%, 11/21/46	121,000	95,110
3.95%, 2/26/48	86,000	68,120
3.65%, 6/1/49	65,000	48,731
3.85%, 3/26/50	98,000	76,109
2.95%, 3/15/51	46,000	29,914
Matador Resources Co.
6.50%, 4/15/32(e)	36,000	36,509
6.25%, 4/15/33(e)	30,000	30,201
Match Group Holdings II LLC
5.00%, 12/15/27(e)	18,000	17,969
4.63%, 6/1/28(e)	29,000	28,622
5.63%, 2/15/29(e)	26,000	26,038
4.13%, 8/1/30(e)	51,000	48,059
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/30(e)	55,000	52,742
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29(e)	29,000	29,008
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	4,997
4.00%, 11/15/47, Series 2013	6,000	4,805
4.13%, 11/15/52, Series 2016	7,000	5,629
3.20%, 11/15/61, Series 2021	50,000	31,631
MBIA, Inc.
5.70%, 12/1/34	13,000	12,678
McAfee Corp.
7.38%, 2/15/30(e)	80,000	68,509
McCormick & Co., Inc.
3.40%, 8/15/27	26,000	25,698
2.50%, 4/15/30	94,000	86,879
1.85%, 2/15/31	36,000	31,659
4.95%, 4/15/33	36,000	35,881
4.20%, 8/15/47	148,000	117,209
McDonald's Corp.
2.13%, 3/1/30	56,000	51,467
4.95%, 8/14/33(c)	118,000	119,873
4.88%, 12/9/45	664,000	598,734
3.63%, 9/1/49	568,000	413,130
McGraw-Hill Education, Inc.
5.75%, 8/1/28(e)	85,000	84,634
McKesson Corp.
3.95%, 2/16/28	16,000	15,902
4.90%, 7/15/28	19,000	19,251
5.10%, 7/15/33	25,000	25,428
McLaren Health Care Corp.
4.39%, 5/15/48, Series A	111,000	91,632
Medline Borrower LP
3.88%, 4/1/29(e)	278,000	270,714
5.25%, 10/1/29(e)	64,000	63,950
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	54,980
4.50%, 3/30/33	20,000	19,715
Medtronic, Inc.
4.63%, 3/15/45	118,000	105,587
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/42	39,000	37,626
Merck & Co., Inc.
3.90%, 3/7/39	372,000	328,382
4.15%, 5/18/43	412,000	350,335
2.45%, 6/24/50	35,000	20,483
2.90%, 12/10/61	1,048,000	606,586
5.15%, 5/17/63	56,000	50,854
Meta Platforms, Inc.
4.45%, 8/15/52	123,000	96,470
5.60%, 5/15/53	174,000	161,188
4.65%, 8/15/62	533,000	411,726
MetLife, Inc.
5.70%, 6/15/35	687,000	719,284
4.88%, 11/13/43	45,000	41,426
4.05%, 3/1/45	157,000	128,839
4.60%, 5/13/46	101,000	88,485
5.00%, 7/15/52(c)	176,000	159,166
5.25%, 1/15/54(c)	42,000	39,551
MGM Resorts International
4.63%, 9/1/26(c)	17,000	17,010
5.50%, 4/15/27	38,000	38,132
4.75%, 10/15/28(c)	31,000	30,757
Micron Technology, Inc.
2.70%, 4/15/32(c)	152,000	136,444
3.48%, 11/1/51	339,000	242,390
Microsoft Corp.
5.20%, 6/1/39	23,000	23,879
2.68%, 6/1/60	572,000	321,188
Mid-America Apartments LP
1.70%, 2/15/31	137,000	120,131
MidAmerican Energy Co.
3.65%, 4/15/29	47,000	46,090
6.75%, 12/30/31	8,000	8,826
5.35%, 1/15/34	7,000	7,200
4.40%, 10/15/44	68,000	57,945
3.65%, 8/1/48	102,000	75,654
3.15%, 4/15/50	93,000	62,202
2.70%, 8/1/52	444,000	270,722
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28(e)	25,000	24,816
Midcap Financial Issuer Trust
6.50%, 5/1/28(e)	200,000	200,056
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(e)	31,000	30,206
Mississippi Power Co.
3.10%, 7/30/51, Series B	636,000	415,409
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 4/1/32(c)(e)	29,000	28,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30(e)	$20,000	$18,718
Mobius Merger Sub, Inc.
9.00%, 6/1/30(e)	198,000	132,782
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	37,978
3.63%, 5/15/30	35,000	33,666
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 4/15/30(e)	51,000	53,323
Molina Healthcare, Inc.
4.38%, 6/15/28(e)	47,000	46,350
3.88%, 11/15/30(e)	27,000	25,038
3.88%, 5/15/32(e)	31,000	27,867
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	122,831
4.20%, 7/15/46	234,000	187,475
Mondelez International, Inc.
2.63%, 3/17/27	15,000	14,828
4.13%, 5/7/28	30,000	29,825
4.75%, 2/20/29	35,000	35,289
2.75%, 4/13/30	55,000	51,457
1.50%, 2/4/31	80,000	69,552
3.00%, 3/17/32	55,000	49,984
1.88%, 10/15/32(c)	45,000	38,425
2.63%, 9/4/50(c)	100,000	60,322
Monongahela Power Co.
5.40%, 12/15/43(e)	115,000	109,538
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	89,000	73,028
Moody's Corp.
2.00%, 8/19/31(c)	4,000	3,523
3.75%, 2/25/52	107,000	78,304
3.10%, 11/29/61	202,000	120,730
Morgan Stanley
3.95%, 4/23/27	468,000	467,002
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	298,000	297,664
3.59%, 7/22/28(a)	116,000	114,867
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	903,000	892,210
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	393,000	397,171
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(a)	57,000	57,700
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	180,000	167,631
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	434,000	432,609
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(a)	78,000	79,535
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	81,000	84,453
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	88,000	88,870
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,451,000	1,262,495
3.97%, 7/22/38(a)	142,000	125,131
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(a)	108,000	111,790
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	12,235
6.38%, 7/24/42	168,000	183,159
4.30%, 1/27/45	135,000	114,162
4.38%, 1/22/47	218,000	183,297
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	45,230
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)	1,076,000	671,488
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(a)	197,000	191,057
Mosaic Co.
5.38%, 11/15/28	207,000	210,436
5.45%, 11/15/33(c)	36,000	36,517
4.88%, 11/15/41	31,000	27,763
5.63%, 11/15/43	54,000	51,299
Motiva Enterprises LLC
6.85%, 1/15/40(e)	116,000	126,455
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,199
5.00%, 4/15/29	30,000	30,395
4.60%, 5/23/29	55,000	55,096
2.30%, 11/15/30	65,000	58,754
2.75%, 5/24/31	60,000	54,593
5.60%, 6/1/32	120,000	124,113
5.40%, 4/15/34	80,000	81,266
5.50%, 9/1/44	137,000	132,859
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	29,000	22,115
3.74%, 7/1/49, Series 2019	55,000	36,987
3.39%, 7/1/50, Series 2020	63,000	39,824
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)(e)	8,463	6,822
11.50%, 12/31/30, PIK(e)	13,605	12,504
6.75%, 3/31/31, PIK(e)	73,130	44,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
MPLX LP
4.13%, 3/1/27	$40,000	$39,958
4.25%, 12/1/27	45,000	44,892
4.00%, 3/15/28	45,000	44,669
4.80%, 2/15/29	45,000	45,270
2.65%, 8/15/30	35,000	32,326
4.95%, 9/1/32	70,000	69,864
5.00%, 3/1/33	80,000	79,801
5.50%, 6/1/34	159,000	161,606
4.50%, 4/15/38	160,000	145,471
5.20%, 3/1/47	91,000	81,996
5.20%, 12/1/47	129,000	115,794
4.70%, 4/15/48	135,000	112,449
5.50%, 2/15/49	135,000	124,434
4.95%, 3/14/52	135,000	114,681
5.65%, 3/1/53	45,000	41,984
4.90%, 4/15/58	450,000	368,663
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	70,000	57,401
3.50%, 3/15/31	550,000	395,127
MSCI, Inc.
3.63%, 11/1/31(e)	160,000	148,700
5.25%, 9/1/35	172,000	169,370
Murphy Oil Corp.
5.88%, 12/1/42	17,000	15,003
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	12,011
4.75%, 9/15/29	43,000	42,301
3.75%, 2/15/31(e)	20,000	18,652
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(e)	16,000	16,043
5.35%, 4/9/27(e)	20,000	20,202
5.45%, 12/12/28(e)	64,000	65,222
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	12,000	12,190
Mylan, Inc.
5.40%, 11/29/43	34,000	29,934
5.20%, 4/15/48	36,000	29,662
Nabors Industries, Inc.
9.13%, 1/31/30(e)	120,000	125,819
Nasdaq, Inc.
3.85%, 6/30/26	30,000	29,997
5.35%, 6/28/28	38,000	38,669
1.65%, 1/15/31	9,000	7,921
5.55%, 2/15/34	79,000	81,641
3.25%, 4/28/50	45,000	30,575
3.95%, 3/7/52	37,000	27,845
5.95%, 8/15/53	110,000	112,152
6.10%, 6/28/63	43,000	44,202
National Grid USA
5.80%, 4/1/35(c)	556,000	579,627
National Life Insurance Co.
5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(e)	20,000	16,249
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/1/48	42,000	35,153
4.30%, 3/15/49(c)	134,000	110,862
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	34,506
5.30%, 11/18/44, Series SR(e)	55,000	50,324
3.90%, 11/30/49(e)	78,000	59,202
Nationwide Mutual Insurance Co.
9.38%, 8/15/39(e)	30,000	38,771
Navient Corp.
4.88%, 3/15/28(c)	135,000	132,368
7.88%, 6/15/32	14,000	13,136
NBCUniversal Media LLC
5.95%, 4/1/41	79,000	80,559
4.45%, 1/15/43	88,000	73,567
NCL Corp. Ltd.
7.75%, 2/15/29(e)	25,000	26,172
NCL Finance Ltd.
6.13%, 3/15/28(e)	64,000	64,758
NCR Atleos Corp.
9.50%, 4/1/29(e)	55,000	58,874
NCR Voyix Corp.
5.00%, 10/1/28(e)	36,000	35,402
5.13%, 4/15/29(c)(e)	13,000	12,737
Neptune Bidco U.S., Inc.
9.29%, 4/15/29(e)	108,000	110,517
NESCO Holdings II, Inc.
5.50%, 4/15/29(e)	38,000	37,883
Nestle Holdings, Inc.
4.13%, 10/1/27(e)	60,000	59,992
1.25%, 9/15/30(e)	300,000	263,612
2.63%, 9/14/51(e)	317,000	196,012
NetApp, Inc.
2.38%, 6/22/27	146,000	143,073
2.70%, 6/22/30	50,000	46,128
Netflix, Inc.
4.88%, 4/15/28	99,000	100,161
6.38%, 5/15/29(c)	37,000	39,068
5.38%, 11/15/29(c)(e)	37,000	38,081
4.88%, 6/15/30(e)	139,000	140,642
4.90%, 8/15/34(c)	23,000	23,122
5.40%, 8/15/54	31,000	30,145
Nevada Power Co.
3.70%, 5/1/29, Series CC(c)	27,000	26,477
2.40%, 5/1/30, Series DD	9,000	8,310
6.75%, 7/1/37, Series R	23,000	25,531
3.13%, 8/1/50, Series EE	61,000	39,830
6.25%, 5/15/55, (6.25% fixed rate until 5/15/30; 5-year Constant Maturity Treasury Rate + 1.936% thereafter)(a)	7,000	7,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
New England Power Co.
2.81%, 10/6/50(e)	$93,000	$56,272
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28(e)	28,000	27,887
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,172
4.06%, 8/1/56	7,000	5,418
2.61%, 8/1/60	6,000	3,286
3.95%, 8/1/19, Series 2019	37,000	25,608
New York Life Global Funding
1.15%, 6/9/26(e)	15,000	14,989
2.35%, 7/14/26(e)	20,000	19,964
5.45%, 9/18/26(e)	40,000	40,174
4.90%, 4/2/27(e)	25,000	25,174
3.25%, 4/7/27(e)	20,000	19,853
4.85%, 1/9/28(e)	41,000	41,339
3.00%, 1/10/28(e)	30,000	29,382
4.90%, 6/13/28(e)	30,000	30,315
4.70%, 1/29/29(e)	2,000	2,012
1.20%, 8/7/30(e)	8,000	6,998
1.85%, 8/1/31(e)	20,000	17,418
4.55%, 1/28/33(e)	40,000	39,411
5.00%, 1/9/34(e)	45,000	45,123
New York Life Insurance Co.
5.88%, 5/15/33(e)	40,000	41,822
6.75%, 11/15/39(e)	40,000	44,512
3.75%, 5/15/50(e)	50,000	36,876
4.45%, 5/15/69(e)	60,000	46,216
Newell Brands, Inc.
6.38%, 9/15/27	20,000	20,247
6.63%, 9/15/29	72,000	72,109
6.38%, 5/15/30(c)	519,000	512,578
6.63%, 5/15/32(c)	89,000	86,654
7.38%, 4/1/36	15,000	14,428
7.50%, 4/1/46	514,000	448,554
Newfold Digital Holdings Group, Inc.
11.75%, 4/30/29(e)	44,600	20,125
11.75%, 4/30/29(e)	16,600	13,623
Newmark Group, Inc.
7.50%, 1/12/29	92,000	96,704
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 5/13/50	150,000	120,273
News Corp.
3.88%, 5/15/29(e)	41,000	39,750
5.13%, 2/15/32(e)	49,000	48,110
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	117,000	72,644
5.25%, 2/28/53	19,000	17,278
5.55%, 3/15/54	540,000	510,969
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(e)	37,000	38,481
8.38%, 2/15/32(e)	53,000	55,750
NGPL PipeCo LLC
4.88%, 8/15/27(e)	3,000	3,011
3.25%, 7/15/31(e)	43,000	39,560
7.77%, 12/15/37(e)	56,000	65,210
Niagara Mohawk Power Corp.
5.78%, 9/16/52(e)	119,000	115,390
NIKE, Inc.
3.25%, 3/27/40	100,000	79,686
3.63%, 5/1/43	91,000	71,615
3.38%, 3/27/50(c)	137,000	96,900
NiSource, Inc.
3.49%, 5/15/27	60,000	59,626
5.25%, 3/30/28	40,000	40,570
2.95%, 9/1/29	55,000	52,323
3.60%, 5/1/30	71,000	68,366
1.70%, 2/15/31(c)	55,000	48,059
5.40%, 6/30/33	30,000	30,760
5.35%, 4/1/34	60,000	61,286
5.95%, 6/15/41	30,000	30,781
4.80%, 2/15/44	166,000	146,942
5.65%, 2/1/45	45,000	44,014
4.38%, 5/15/47	141,000	116,029
3.95%, 3/30/48	70,000	53,587
5.00%, 6/15/52	30,000	26,236
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(a)	86,000	88,012
5.85%, 4/1/55(c)	68,000	67,314
NNN REIT, Inc.
3.10%, 4/15/50	155,000	100,139
3.50%, 4/15/51	144,000	100,692
3.00%, 4/15/52	41,000	25,656
Noble Finance II LLC
8.00%, 4/15/30(e)	25,000	26,004
Nordson Corp.
5.60%, 9/15/28	21,000	21,426
5.80%, 9/15/33	35,000	36,483
Nordstrom, Inc.
5.00%, 1/15/44	61,000	43,128
Norfolk Southern Corp.
2.90%, 6/15/26	35,000	34,989
7.80%, 5/15/27	20,000	20,668
3.15%, 6/1/27	20,000	19,790
3.80%, 8/1/28	35,000	34,623
2.55%, 11/1/29	30,000	28,209
5.05%, 8/1/30	52,000	52,944
2.30%, 5/15/31	35,000	31,416
3.00%, 3/15/32	45,000	41,206
4.45%, 3/1/33	36,000	35,424
5.55%, 3/15/34	30,000	31,201
4.45%, 6/15/45	40,000	34,444
4.65%, 1/15/46	40,000	35,143
3.94%, 11/1/47	70,000	54,633
4.15%, 2/28/48	65,000	52,536
4.10%, 5/15/49	35,000	27,505
3.40%, 11/1/49	35,000	24,443
3.05%, 5/15/50	70,000	45,628
2.90%, 8/25/51	55,000	34,362
4.05%, 8/15/52	70,000	54,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.70%, 3/15/53	$35,000	$25,156
4.55%, 6/1/53	70,000	58,470
5.35%, 8/1/54(c)	90,000	84,705
3.16%, 5/15/55	70,000	44,843
5.95%, 3/15/64	55,000	55,910
5.10%, 8/1/18	30,000	25,950
4.10%, 5/15/21	55,000	38,106
Northern Natural Gas Co.
4.30%, 1/15/49(e)	462,000	368,782
Northern Oil & Gas, Inc.
8.75%, 6/15/31(e)	20,000	20,783
Northern States Power Co.
6.25%, 6/1/36	20,000	21,717
3.40%, 8/15/42	24,000	18,636
3.60%, 9/15/47	29,000	21,724
2.90%, 3/1/50	70,000	45,786
2.60%, 6/1/51	781,000	473,796
3.20%, 4/1/52	28,000	19,017
4.50%, 6/1/52	33,000	27,688
Northern Trust Corp.
3.15%, 5/3/29	110,000	106,838
1.95%, 5/1/30	21,000	19,144
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	226,000	223,189
6.13%, 11/2/32	21,000	22,519
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	45,724
4.60%, 2/1/29	117,000	117,742
4.40%, 5/1/30	55,000	54,838
4.90%, 6/1/34(c)	75,000	74,899
5.15%, 5/1/40	45,000	44,116
5.05%, 11/15/40	25,000	24,260
4.75%, 6/1/43	116,000	105,722
3.85%, 4/15/45	105,000	83,162
4.03%, 10/15/47	154,000	122,657
5.25%, 5/1/50(c)	132,000	123,834
4.95%, 3/15/53	147,000	131,477
5.20%, 6/1/54(c)	105,000	97,648
Northwell Healthcare, Inc.
3.98%, 11/1/46	188,000	150,126
4.26%, 11/1/47	110,000	89,769
3.81%, 11/1/49	29,000	21,283
Northwest Pipeline LLC
4.00%, 4/1/27	30,000	29,955
NorthWestern Corp.
4.18%, 11/15/44	24,000	19,864
Northwestern Mutual Life Insurance Co.
6.17%, 5/29/55(e)	24,000	24,918
3.63%, 9/30/59(e)	194,000	131,527
Northwestern University
4.64%, 12/1/44	11,000	10,316
2.64%, 12/1/50, Series 2020	25,000	15,511
3.66%, 12/1/57, Series 2017	6,000	4,366
NOV, Inc.
3.60%, 12/1/29	41,000	39,692
3.95%, 12/1/42	118,000	95,056
Novant Health, Inc.
2.64%, 11/1/36	122,000	97,633
3.17%, 11/1/51	38,000	25,065
3.32%, 11/1/61	22,000	13,889
Novartis Capital Corp.
2.00%, 2/14/27	100,000	98,632
2.75%, 8/14/50	335,000	212,258
Novelis Corp.
4.75%, 1/30/30(e)	104,000	100,413
3.88%, 8/15/31(e)	23,000	20,958
NRG Energy, Inc.
2.45%, 12/2/27(e)	36,000	34,869
5.75%, 1/15/28	33,000	33,061
3.38%, 2/15/29(e)	20,000	19,102
4.45%, 6/15/29(c)(e)	194,000	191,240
5.25%, 6/15/29(e)	30,000	29,895
5.75%, 7/15/29(e)	33,000	33,048
3.63%, 2/15/31(e)	41,000	38,049
3.88%, 2/15/32(e)	19,000	17,488
6.00%, 2/1/33(e)	37,000	37,297
7.00%, 3/15/33(e)	40,000	43,415
6.00%, 1/15/36(e)	124,000	123,273
NSTAR Electric Co.
1.95%, 8/15/31	33,000	28,907
3.10%, 6/1/51	130,000	85,495
Nucor Corp.
5.20%, 8/1/43	15,000	14,535
4.40%, 5/1/48	122,000	103,069
3.85%, 4/1/52	29,000	22,098
2.98%, 12/15/55	81,000	50,509
NuStar Logistics LP
5.63%, 4/28/27	23,000	23,093
6.38%, 10/1/30	25,000	25,979
Nuveen LLC
4.00%, 11/1/28(e)	40,000	39,657
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,972
1.55%, 6/15/28	17,000	16,184
2.85%, 4/1/30(c)	31,000	29,427
2.00%, 6/15/31	25,000	22,405
3.50%, 4/1/40	21,000	17,581
3.50%, 4/1/50	41,000	30,639
3.70%, 4/1/60	10,000	7,358
NYU Langone Hospitals
4.78%, 7/1/44	153,000	140,330
4.37%, 7/1/47	38,000	32,518
3.38%, 7/1/55, Series 2020	167,000	113,307
Occidental Petroleum Corp.
7.88%, 9/15/31	200,000	227,738
6.45%, 9/15/36	157,000	170,746
4.20%, 3/15/48	53,000	41,801
6.05%, 10/1/54(c)	310,000	314,075
Oglethorpe Power Corp.
5.95%, 11/1/39	273,000	282,591
5.38%, 11/1/40	89,000	86,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.05%, 10/1/48	$89,000	$78,790
3.75%, 8/1/50	40,000	28,706
5.25%, 9/1/50	43,000	38,837
6.20%, 12/1/53	70,000	71,835
Ohio Edison Co.
5.50%, 1/15/33(e)	87,000	89,418
6.88%, 7/15/36	32,000	36,009
Ohio Power Co.
2.90%, 10/1/51, Series R	56,000	34,063
OI European Group BV
4.75%, 2/15/30(c)(e)	66,000	62,807
Oklahoma Gas & Electric Co.
3.30%, 3/15/30	6,000	5,722
3.25%, 4/1/30	6,000	5,714
5.40%, 1/15/33	114,000	117,540
4.15%, 4/1/47	86,000	68,957
3.85%, 8/15/47	20,000	15,291
5.60%, 4/1/53	33,000	31,860
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,989
5.75%, 3/28/34	97,000	98,870
3.85%, 6/11/51	66,000	47,422
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	119,189
3.63%, 10/1/29	35,000	33,658
3.38%, 2/1/31	58,000	53,896
3.25%, 4/15/33	34,000	30,147
Omnicom Group, Inc.
4.75%, 3/30/30	144,000	144,544
2.45%, 4/30/30	43,000	39,604
2.40%, 3/1/31	36,000	32,276
5.38%, 6/15/33	21,000	21,127
5.30%, 11/1/34(c)	134,000	133,418
3.38%, 3/1/41	113,000	84,377
5.40%, 10/1/48	61,000	54,554
ON Semiconductor Corp.
3.88%, 9/1/28(e)	29,000	28,317
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	50,000	49,279
5.75%, 3/15/29	1,000	1,031
2.75%, 5/15/30	5,000	4,679
7.00%, 5/1/32	10,000	11,108
4.15%, 6/1/32	10,000	9,704
4.55%, 9/15/32	15,000	14,791
7.25%, 1/15/33	67,000	75,942
5.65%, 11/15/33	15,000	15,704
7.50%, 9/1/38	15,000	17,801
5.25%, 9/30/40	60,000	58,419
4.55%, 12/1/41	20,000	17,838
5.30%, 6/1/42	15,000	14,446
3.75%, 4/1/45	25,000	19,356
3.80%, 9/30/47	15,000	11,377
4.10%, 11/15/48	48,000	37,883
3.80%, 6/1/49	20,000	14,896
3.10%, 9/15/49	179,000	117,696
3.70%, 5/15/50	56,000	40,910
2.70%, 11/15/51	238,000	140,649
4.60%, 6/1/52	15,000	12,457
4.95%, 9/15/52	94,000	83,486
5.35%, 10/1/52	41,000	38,255
ONE Gas, Inc.
2.00%, 5/15/30	88,000	79,843
4.25%, 9/1/32	6,000	5,865
4.66%, 2/1/44	29,000	25,626
4.50%, 11/1/48	20,000	16,990
OneAmerica Financial Partners, Inc.
4.25%, 10/15/50(e)	16,000	11,860
OneMain Finance Corp.
3.50%, 1/15/27	30,000	29,764
6.63%, 1/15/28	30,000	30,524
3.88%, 9/15/28	24,000	23,244
6.63%, 5/15/29	36,000	36,619
5.38%, 11/15/29	30,000	29,339
4.00%, 9/15/30	60,000	55,396
7.50%, 5/15/31	530,000	546,500
7.13%, 11/15/31	19,000	19,260
6.75%, 9/15/33	71,000	69,595
ONEOK Partners LP
6.85%, 10/15/37	53,000	58,257
6.20%, 9/15/43	362,000	369,068
ONEOK, Inc.
4.25%, 9/24/27	72,000	71,862
5.63%, 1/15/28(e)	20,000	20,259
4.55%, 7/15/28	142,000	142,095
4.35%, 3/15/29	2,000	1,988
5.38%, 6/1/29	35,000	35,627
3.40%, 9/1/29	48,000	46,161
6.50%, 9/1/30(e)	41,000	43,321
4.75%, 10/15/31	90,000	89,452
6.05%, 9/1/33	151,000	158,919
5.65%, 9/1/34	117,000	119,962
5.05%, 11/1/34	157,000	154,540
5.15%, 10/15/43	11,000	9,958
5.60%, 4/1/44	30,000	28,284
5.05%, 4/1/45	117,000	103,074
4.25%, 9/15/46	61,000	47,766
5.45%, 6/1/47	45,000	41,323
4.20%, 10/3/47	133,000	102,598
5.20%, 7/15/48	100,000	88,979
4.85%, 2/1/49	44,000	37,059
4.45%, 9/1/49	27,000	21,867
7.15%, 1/15/51	71,000	78,443
6.63%, 9/1/53	198,000	208,141
5.70%, 11/1/54	67,000	62,495
5.85%, 11/1/64	257,000	241,632
Option Care Health, Inc.
4.38%, 10/31/29(e)	20,000	19,244
Oracle Corp.
6.15%, 11/9/29	105,000	108,807
2.95%, 4/1/30	1,260,000	1,161,881
4.45%, 9/26/30	75,000	72,728
4.70%, 9/27/34	126,000	117,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.90%, 5/15/35	$379,000	$326,478
3.85%, 7/15/36	110,000	92,380
6.50%, 4/15/38	110,000	112,961
6.13%, 7/8/39	164,000	161,477
5.38%, 7/15/40	592,000	533,425
4.50%, 7/8/44	575,000	439,050
4.13%, 5/15/45	629,000	448,117
5.88%, 9/26/45	22,000	19,676
4.00%, 7/15/46	19,000	13,226
5.38%, 9/27/54	14,000	11,234
4.38%, 5/15/55	32,000	21,948
6.00%, 8/3/55	13,000	11,393
3.85%, 4/1/60	1,363,000	823,657
4.10%, 3/25/61	3,170,000	2,016,318
5.50%, 9/27/64	12,000	9,497
6.13%, 8/3/65	10,000	8,665
6.10%, 9/26/65(c)	12,000	10,342
O'Reilly Automotive, Inc.
5.75%, 11/20/26	46,000	46,278
3.60%, 9/1/27	6,000	5,946
4.35%, 6/1/28	31,000	30,984
3.90%, 6/1/29	101,000	99,332
4.20%, 4/1/30	4,000	3,943
1.75%, 3/15/31	334,000	292,195
4.70%, 6/15/32(c)	100,000	99,379
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(e)	200,000	198,380
Orlando Health Obligated Group
4.09%, 10/1/48	106,000	85,109
3.33%, 10/1/50	34,000	23,916
Otis Worldwide Corp.
2.29%, 4/5/27(c)	31,000	30,531
5.25%, 8/16/28	46,000	46,817
2.57%, 2/15/30	106,000	98,671
3.11%, 2/15/40	68,000	52,407
3.36%, 2/15/50(c)	68,000	47,197
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(e)	27,000	27,009
4.25%, 1/15/29(e)	20,000	19,530
4.63%, 3/15/30(e)	28,000	27,259
7.38%, 2/15/31(e)	23,000	24,020
Ovintiv, Inc.
8.13%, 9/15/30	20,000	22,414
7.20%, 11/1/31	104,000	114,603
6.25%, 7/15/33	90,000	95,490
6.50%, 8/15/34	18,000	19,384
6.63%, 8/15/37	40,000	42,989
6.50%, 2/1/38	40,000	42,532
7.10%, 7/15/53	35,000	38,865
Owens Corning
5.50%, 6/15/27	30,000	30,380
3.95%, 8/15/29	76,000	74,737
3.50%, 2/15/30	25,000	24,049
3.88%, 6/1/30	21,000	20,419
5.70%, 6/15/34	50,000	51,802
7.00%, 12/1/36	44,000	49,537
4.30%, 7/15/47	54,000	43,781
4.40%, 1/30/48	36,000	29,590
5.95%, 6/15/54(c)	37,000	37,223
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(c)(e)	47,000	46,298
P&L Development LLC/PLD Finance Corp.
12.00%, 5/15/29, PIK(e)	47,775	46,789
PACCAR Financial Corp.
4.95%, 8/10/28	3,000	3,047
4.60%, 1/31/29	1,000	1,012
5.00%, 3/22/34	48,000	48,700
Pacific Gas & Electric Co.
3.30%, 3/15/27	25,000	24,812
5.45%, 6/15/27	18,000	18,189
2.10%, 8/1/27	62,000	60,292
3.00%, 6/15/28	40,000	38,770
3.75%, 7/1/28	55,000	54,031
6.10%, 1/15/29	142,000	146,528
4.20%, 3/1/29	25,000	24,653
4.55%, 7/1/30	178,000	175,665
2.50%, 2/1/31	139,000	124,864
4.40%, 3/1/32	302,000	292,715
5.90%, 6/15/32	42,000	43,555
6.15%, 1/15/33	52,000	54,546
6.40%, 6/15/33	80,000	85,103
6.95%, 3/15/34	56,000	61,257
5.80%, 5/15/34	189,000	193,673
4.50%, 7/1/40	176,000	151,941
3.30%, 8/1/40	90,000	67,699
4.20%, 6/1/41	43,000	35,324
4.45%, 4/15/42	36,000	29,833
3.75%, 8/15/42	32,000	24,096
4.60%, 6/15/43	89,000	73,987
4.25%, 3/15/46	93,000	72,312
4.00%, 12/1/46	108,000	80,444
4.95%, 7/1/50	270,000	226,612
3.50%, 8/1/50	391,000	261,179
5.25%, 3/1/52	50,000	43,212
6.75%, 1/15/53	140,000	147,075
6.70%, 4/1/53	64,000	66,958
Pacific Life Global Funding II
5.50%, 8/28/26(e)	25,000	25,087
1.45%, 1/20/28(e)	25,000	23,840
4.90%, 4/4/28(e)	15,000	15,109
5.50%, 7/18/28(e)	20,000	20,430
1.60%, 9/21/28(c)(e)	10,000	9,375
4.90%, 1/11/29(e)	15,000	15,117
2.45%, 1/11/32(e)	2,000	1,769
Pacific Life Insurance Co.
9.25%, 6/15/39(e)	74,000	98,236
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(e)	56,000	44,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Pacific LifeCorp
6.60%, 9/15/33(e)	$25,000	$27,187
5.13%, 1/30/43(e)	15,000	13,964
3.35%, 9/15/50(c)(e)	16,000	10,882
5.40%, 9/15/52(e)	30,000	28,219
PacifiCorp
3.50%, 6/15/29	22,000	21,223
2.70%, 9/15/30	8,000	7,346
5.30%, 2/15/31	14,000	14,247
7.70%, 11/15/31	6,000	6,777
5.45%, 2/15/34	22,000	22,293
5.25%, 6/15/35	42,000	41,873
6.10%, 8/1/36	27,000	28,177
6.35%, 7/15/38	18,000	18,926
4.10%, 2/1/42	16,000	13,004
4.13%, 1/15/49	57,000	43,418
4.15%, 2/15/50	800,000	610,227
2.90%, 6/15/52	107,000	63,910
5.35%, 12/1/53	72,000	64,615
Packaging Corp. of America
3.00%, 12/15/29	300,000	284,953
Paramount Global
3.70%, 6/1/28	58,000	56,178
4.20%, 6/1/29	97,000	92,527
7.88%, 7/30/30	109,000	114,569
4.95%, 1/15/31	87,000	81,146
4.20%, 5/19/32	39,000	33,770
5.50%, 5/15/33	30,000	26,895
6.88%, 4/30/36(c)	77,000	71,287
5.90%, 10/15/40	14,000	10,757
4.85%, 7/1/42	79,000	53,325
4.38%, 3/15/43	130,000	82,834
5.85%, 9/1/43	113,000	83,333
5.25%, 4/1/44	17,000	11,458
4.90%, 8/15/44	50,000	32,608
4.60%, 1/15/45	6,000	3,789
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	21,286
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)(c)	168,000	142,108
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(e)	30,000	30,031
4.88%, 5/15/29(e)	531,000	518,546
7.00%, 2/1/30(e)	22,000	22,538
Park River Holdings, Inc.
8.75%, 12/31/30(e)	25,296	24,551
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	74,992
4.20%, 11/21/34	45,000	43,179
6.25%, 5/15/38, Series A	36,000	39,498
4.45%, 11/21/44	45,000	39,457
4.10%, 3/1/47	55,000	44,960
4.00%, 6/14/49	31,000	24,713
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	7,000	6,756
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28(e)	29,000	28,589
Patterson-UTI Energy, Inc.
7.15%, 10/1/33	58,000	62,953
Paychex, Inc.
5.60%, 4/15/35(c)	193,000	194,942
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	58,730
3.90%, 6/1/27(c)	123,000	122,740
2.85%, 10/1/29	70,000	66,188
2.30%, 6/1/30	6,000	5,487
4.40%, 6/1/32	27,000	26,313
5.15%, 6/1/34(c)	23,000	22,895
3.25%, 6/1/50(c)	66,000	43,227
5.05%, 6/1/52	66,000	57,049
5.50%, 6/1/54	26,000	23,869
5.25%, 6/1/62	33,000	28,894
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 6/15/29(c)(e)	209,000	180,895
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	33,053
7.88%, 9/15/30(e)	50,000	51,219
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	110,000	95,752
3.22%, 11/15/50, Series 2020	12,000	8,029
PECO Energy Co.
4.90%, 6/15/33(c)	12,000	12,103
5.95%, 10/1/36	82,000	87,568
4.15%, 10/1/44	20,000	16,491
3.70%, 9/15/47	21,000	15,845
3.90%, 3/1/48	42,000	32,502
3.00%, 9/15/49	21,000	13,671
2.80%, 6/15/50	23,000	14,240
3.05%, 3/15/51	175,000	113,783
2.85%, 9/15/51	24,000	14,867
4.60%, 5/15/52	23,000	19,442
4.38%, 8/15/52	28,000	22,854
Penn Entertainment, Inc.
5.63%, 1/15/27(c)(e)	16,000	16,014
4.13%, 7/1/29(c)(e)	16,000	15,343
Penn Mutual Life Insurance Co.
3.80%, 4/29/61(e)	20,000	13,221
PennyMac Financial Services, Inc.
4.25%, 2/15/29(e)	136,000	130,040
Penske Automotive Group, Inc.
3.75%, 6/15/29(c)	27,000	25,912
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26(e)	25,000	24,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.35%, 1/12/27(e)	$21,000	$21,098
4.20%, 4/1/27(e)	21,000	20,966
4.40%, 7/1/27(e)	31,000	30,945
5.88%, 11/15/27(e)	21,000	21,357
5.70%, 2/1/28(e)	31,000	31,483
5.55%, 5/1/28(e)	124,000	126,037
6.05%, 8/1/28(e)	45,000	46,253
5.35%, 3/30/29(e)	21,000	21,338
3.35%, 11/1/29(e)	12,000	11,446
6.20%, 6/15/30(e)	60,000	62,810
Pentair Finance SARL
5.90%, 7/15/32	66,000	68,679
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,109
4.70%, 2/16/34	24,000	23,932
PepsiCo, Inc.
5.13%, 11/10/26	33,000	33,147
2.63%, 3/19/27	81,000	80,191
3.60%, 2/18/28	5,000	4,958
4.45%, 5/15/28(c)	30,000	30,190
7.00%, 3/1/29	24,000	25,675
2.75%, 3/19/30	30,000	28,320
1.63%, 5/1/30	31,000	27,972
1.40%, 2/25/31	15,000	13,097
1.95%, 10/21/31	25,000	22,043
3.90%, 7/18/32(c)	25,000	24,286
4.45%, 2/15/33	23,000	23,016
5.50%, 1/15/40	25,000	25,712
3.50%, 3/19/40	15,000	12,496
4.88%, 11/1/40	64,000	61,646
3.60%, 8/13/42	77,000	61,757
4.25%, 10/22/44	15,000	12,835
4.45%, 4/14/46	102,000	88,775
3.45%, 10/6/46	43,000	32,037
4.00%, 5/2/47	27,000	21,777
3.38%, 7/29/49	24,000	17,145
2.88%, 10/15/49	49,000	31,896
3.63%, 3/19/50	197,000	146,702
2.75%, 10/21/51	49,000	30,416
4.20%, 7/18/52	115,000	93,599
4.65%, 2/15/53	73,000	64,070
3.88%, 3/19/60	118,000	87,870
Performance Food Group, Inc.
4.25%, 8/1/29(e)	171,000	165,808
Perimeter Holdings LLC
6.25%, 1/15/34(e)	15,000	14,921
Permian Resources Operating LLC
5.88%, 7/1/29(e)	177,000	177,193
Perrigo Finance Unlimited Co.
6.13%, 9/30/32, Series USD	86,000	82,144
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	1,000	951
5.30%, 5/19/53	345,000	323,921
5.34%, 5/19/63	339,000	312,822
Pfizer, Inc.
1.70%, 5/28/30	27,000	24,303
1.75%, 8/18/31	27,000	23,630
4.00%, 12/15/36	138,000	127,133
4.10%, 9/15/38	46,000	41,688
3.90%, 3/15/39	49,000	42,754
7.20%, 3/15/39	158,000	184,975
2.55%, 5/28/40	66,000	48,081
5.60%, 9/15/40	33,000	33,981
4.30%, 6/15/43	49,000	42,284
4.40%, 5/15/44	65,000	56,772
4.13%, 12/15/46	82,000	67,459
4.20%, 9/15/48	65,000	53,255
4.00%, 3/15/49	121,000	95,809
2.70%, 5/28/50	1,025,000	635,819
PG&E Corp.
5.00%, 7/1/28	41,000	40,822
5.25%, 7/1/30	41,000	40,596
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	1,047,951	969,665
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	675,000	688,761
5.23%, 6/1/42, Series A-2	20,000	19,905
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	235,723	230,613
4.26%, 6/1/36, Series A-2	1,250,000	1,203,751
5.08%, 6/1/41, Series A-3	400,000	386,970
Philip Morris International, Inc.
5.25%, 9/7/28	86,000	87,644
5.13%, 2/15/30	165,000	168,194
2.10%, 5/1/30	124,000	113,174
5.38%, 2/15/33	501,000	515,999
4.88%, 4/30/35	37,000	36,548
4.88%, 11/15/43	240,000	218,746
4.25%, 11/10/44	128,000	107,462
Phillips 66
3.90%, 3/15/28	329,000	326,161
5.88%, 5/1/42	555,000	560,285
4.90%, 10/1/46	21,000	18,438
3.30%, 3/15/52	176,000	116,088
Phillips 66 Co.
5.88%, 3/15/56, Series A, (5.875% fixed rate until 3/15/31; 5-year Constant Maturity Treasury Rate + 2.283% thereafter)(a)	104,000	103,375
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	22,269
5.75%, 7/15/34	32,000	33,116
Piedmont Healthcare, Inc.
2.86%, 1/1/52	29,000	18,004
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/46	12,000	8,812
3.35%, 6/1/50	81,000	55,256
5.05%, 5/15/52	39,000	34,917
Piedmont Operating Partnership LP
3.15%, 8/15/30	57,000	52,072
2.75%, 4/1/32	32,000	27,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Pilgrim's Pride Corp.
6.25%, 7/1/33	$88,000	$91,985
6.88%, 5/15/34(c)	70,000	75,737
Pioneer Natural Resources Co.
1.90%, 8/15/30	57,000	51,458
Pitney Bowes, Inc.
6.88%, 3/15/27(e)	16,000	16,005
7.25%, 3/15/29(e)	14,000	14,143
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	46,000	46,048
3.55%, 12/15/29	71,000	68,580
3.80%, 9/15/30	54,000	51,975
5.70%, 9/15/34	55,000	56,419
6.65%, 1/15/37	54,000	58,820
5.15%, 6/1/42	45,000	41,421
4.30%, 1/31/43	32,000	26,526
4.70%, 6/15/44	62,000	53,729
4.90%, 2/15/45	178,000	157,882
Playtika Holding Corp.
4.25%, 3/15/29(c)(e)	29,000	26,093
PNC Bank NA
3.10%, 10/25/27	459,000	452,086
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	67,880
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	348,000	310,797
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	192,000	202,633
5.37%, 7/21/36, (5.373% fixed rate until 7/21/35; Secured Overnight Financing Rate + 1.417% thereafter)(a)	483,000	487,745
Polar Tankers, Inc.
5.95%, 5/10/37(e)	8,938	9,387
Post Holdings, Inc.
6.50%, 3/15/36(e)	71,000	70,540
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	8,150
6.50%, 11/15/37	54,000	59,442
4.15%, 3/15/43	42,000	35,010
5.50%, 3/15/54	70,000	67,481
PPG Industries, Inc.
3.75%, 3/15/28	39,000	38,624
2.80%, 8/15/29	22,000	20,849
2.55%, 6/15/30	22,000	20,428
PPL Capital Funding, Inc.
5.25%, 9/1/34	68,000	68,423
PPL Electric Utilities Corp.
3.95%, 6/1/47	56,000	44,000
3.00%, 10/1/49	245,000	160,528
PRA Group, Inc.
8.38%, 2/1/28(e)	16,000	16,281
5.00%, 10/1/29(c)(e)	104,000	98,174
8.88%, 1/31/30(e)	16,000	16,455
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(e)	150,000	90,000
5.88%, 9/1/31(e)	126,000	62,629
President & Fellows of Harvard College
4.61%, 2/15/35(c)	15,000	14,892
3.15%, 7/15/46	10,000	7,282
2.52%, 10/15/50	10,000	6,080
3.75%, 11/15/52	10,000	7,649
3.30%, 7/15/56	10,000	6,835
Prestige Brands, Inc.
5.13%, 1/15/28(e)	42,000	41,884
3.75%, 4/1/31(e)	25,000	22,980
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27(e)	175,000	171,735
Primerica, Inc.
2.80%, 11/19/31	42,000	37,937
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(e)	31,000	31,089
4.38%, 4/30/29(e)	31,000	30,453
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,887
3.70%, 5/15/29	10,000	9,778
2.13%, 6/15/30	126,000	114,309
6.05%, 10/15/36	100,000	106,944
4.63%, 9/15/42	70,000	61,709
4.35%, 5/15/43	15,000	12,706
4.30%, 11/15/46	34,000	27,987
5.50%, 3/15/53	9,000	8,632
Principal Life Global Funding II
1.50%, 11/17/26(e)	25,000	24,706
5.00%, 1/16/27(e)	20,000	20,099
5.10%, 1/25/29(e)	2,000	2,025
2.50%, 9/16/29(e)	4,000	3,737
1.63%, 11/19/30(e)	18,000	15,690
Private Export Funding Corp.
3.90%, 10/15/27, Series QQ	684,000	681,640
Procter & Gamble Co.
2.80%, 3/25/27	77,000	76,299
3.60%, 3/25/50	49,000	37,574
PROG Holdings, Inc.
6.00%, 11/15/29(e)	25,000	24,556
Progress Energy, Inc.
6.00%, 12/1/39	706,000	736,809
Progressive Corp.
2.50%, 3/15/27	17,000	16,798
4.00%, 3/1/29	30,000	29,820
6.63%, 3/1/29	16,000	16,970
3.20%, 3/26/30	10,000	9,567
3.00%, 3/15/32	10,000	9,155
6.25%, 12/1/32	25,000	27,155
4.95%, 6/15/33	10,000	10,106
4.35%, 4/25/44	23,000	19,494
3.70%, 1/26/45	26,000	20,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.13%, 4/15/47	$116,000	$93,590
4.20%, 3/15/48	60,000	49,001
3.95%, 3/26/50	40,000	30,929
Prologis LP
3.25%, 10/1/26	277,000	276,306
2.25%, 4/15/30	100,000	92,078
1.75%, 7/1/30(c)	500,000	448,223
4.38%, 9/15/48	76,000	63,047
3.00%, 4/15/50	35,000	23,087
2.13%, 10/15/50	148,000	79,508
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(e)	20,000	20,356
5.50%, 4/1/34(e)	20,000	20,382
5.25%, 1/15/35(e)	20,000	20,039
Protective Life Corp.
4.30%, 9/30/28(e)	17,000	16,875
3.40%, 1/15/30(e)	17,000	16,167
Protective Life Global Funding
1.90%, 7/6/28(e)	219,000	207,387
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	147,000	110,094
3.93%, 10/1/48, Series A	151,000	115,265
2.70%, 10/1/51, Series 21A	268,000	157,408
Prudential Financial, Inc.
3.88%, 3/27/28	29,000	28,807
2.10%, 3/10/30(c)	100,000	92,155
5.75%, 7/15/33, Series B	10,000	10,618
5.70%, 12/14/36, Series D	79,000	82,127
6.63%, 12/1/37, Series D(c)	15,000	16,683
3.00%, 3/10/40	20,000	15,307
6.63%, 6/21/40	15,000	16,600
4.60%, 5/15/44	35,000	30,530
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(c)	223,000	219,202
3.91%, 12/7/47	58,000	44,446
4.42%, 3/27/48	46,000	37,873
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	3,000	3,007
3.94%, 12/7/49	76,000	57,902
4.35%, 2/25/50	65,000	52,920
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	4,000	3,683
3.70%, 3/13/51	213,000	155,385
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	9,000	8,822
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)(c)	85,000	86,703
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	37,000	39,098
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	18,000	18,542
Public Service Co. of Colorado
3.70%, 6/15/28	379,000	374,405
4.10%, 6/15/48	705,000	556,279
3.20%, 3/1/50, Series 34	36,000	24,183
2.70%, 1/15/51, Series 36	47,000	28,071
Public Service Co. of New Hampshire
2.20%, 6/15/31, Series V	832,000	739,660
Public Service Co. of Oklahoma
3.15%, 8/15/51, Series K	37,000	23,889
Public Service Electric & Gas Co.
3.00%, 5/15/27(c)	30,000	29,722
3.70%, 5/1/28	62,000	61,450
3.65%, 9/1/28	86,000	84,774
3.20%, 5/15/29	10,000	9,700
2.45%, 1/15/30	5,000	4,665
1.90%, 8/15/31	10,000	8,760
3.10%, 3/15/32	10,000	9,222
4.90%, 12/15/32	10,000	10,085
4.65%, 3/15/33	10,000	9,915
5.20%, 8/1/33	10,000	10,246
5.20%, 3/1/34	10,000	10,184
4.85%, 8/1/34	12,000	11,943
5.80%, 5/1/37, Series E	73,000	77,283
5.50%, 3/1/40	55,000	55,421
3.95%, 5/1/42	20,000	16,613
3.65%, 9/1/42	19,000	15,113
3.80%, 1/1/43	18,000	14,455
3.80%, 3/1/46	30,000	23,410
3.60%, 12/1/47	19,000	14,140
4.05%, 5/1/48	53,000	42,307
3.85%, 5/1/49	88,000	67,540
3.20%, 8/1/49	22,000	14,995
3.15%, 1/1/50	17,000	11,425
2.70%, 5/1/50	133,000	82,500
2.05%, 8/1/50	109,000	57,731
3.00%, 3/1/51	64,000	41,619
5.13%, 3/15/53	22,000	20,294
5.45%, 8/1/53	34,000	32,825
5.45%, 3/1/54	30,000	28,972
5.30%, 8/1/54	100,000	94,369
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	45,000	45,946
5.88%, 10/15/28	35,000	36,002
5.20%, 4/1/29	15,000	15,256
1.60%, 8/15/30	40,000	35,331
2.45%, 11/15/31	55,000	48,950
6.13%, 10/15/33	30,000	31,830
5.45%, 4/1/34	45,000	45,960
Public Storage Operating Co.
1.50%, 11/9/26	280,000	276,973
5.35%, 8/1/53	180,000	172,424
Puget Energy, Inc.
4.10%, 6/15/30	5,000	4,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.22%, 3/15/32	$88,000	$84,542
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,153
6.27%, 3/15/37	16,000	17,309
5.76%, 10/1/39	95,000	97,226
5.80%, 3/15/40	146,000	148,996
5.64%, 4/15/41	16,000	16,006
4.30%, 5/20/45	23,000	19,078
4.22%, 6/15/48	70,000	56,452
3.25%, 9/15/49	24,000	16,360
2.89%, 9/15/51	24,000	15,037
5.45%, 6/1/53	22,000	21,124
PulteGroup, Inc.
7.88%, 6/15/32	122,000	140,684
PVH Corp.
5.50%, 6/13/30	31,000	31,433
Qorvo, Inc.
4.38%, 10/15/29	79,000	77,513
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	144,001
1.30%, 5/20/28	70,000	66,243
2.15%, 5/20/30	25,000	22,915
1.65%, 5/20/32	95,000	80,748
4.25%, 5/20/32	10,000	9,852
5.40%, 5/20/33(c)	15,000	15,661
4.65%, 5/20/35	44,000	43,483
4.80%, 5/20/45	111,000	100,175
4.30%, 5/20/47	70,000	58,065
3.25%, 5/20/50	148,000	101,219
4.50%, 5/20/52(c)	69,000	57,823
6.00%, 5/20/53	78,000	80,949
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,149
2.90%, 10/1/30	71,000	66,200
2.35%, 1/15/32	36,000	31,646
5.25%, 8/9/34	44,000	44,508
3.05%, 10/1/41	45,000	33,305
Quest Diagnostics, Inc.
2.95%, 6/30/30(c)	115,000	107,830
6.40%, 11/30/33	52,000	56,531
5.00%, 12/15/34	10,000	9,963
QVC, Inc.
6.88%, 4/15/29(e)(g)	28,000	14,035
5.45%, 8/15/34(g)	17,000	8,278
5.95%, 3/15/43(g)	12,000	5,805
Radian Group, Inc.
6.20%, 5/15/29	53,000	54,884
Radiate Holdco LLC/Radiate Finance, Inc.
6.25%, 9/25/29, PIK(c)(e)	36,645	30,416
9.25%, 3/25/30, PIK(e)	34,816	28,521
Radiology Partners, Inc.
9.78%, 2/15/30, PIK(e)	32,519	31,781
Rand Parent LLC
8.50%, 2/15/30(e)	35,000	36,135
Range Resources Corp.
4.75%, 2/15/30(e)	20,000	19,590
Raven Acquisition Holdings LLC
6.88%, 11/15/31(e)	52,000	51,006
Raymond James Financial, Inc.
4.95%, 7/15/46	78,000	70,144
3.75%, 4/1/51	141,000	102,350
Realty Income Corp.
2.10%, 3/15/28	110,000	105,756
3.40%, 1/15/30	100,000	96,011
3.25%, 1/15/31	242,000	227,764
5.38%, 9/1/54(c)	92,000	88,859
Regal Rexnord Corp.
6.30%, 2/15/30	39,000	40,708
6.40%, 4/15/33	252,000	267,236
Regency Centers LP
3.70%, 6/15/30	242,000	234,472
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	68,000	41,361
Regions Financial Corp.
1.80%, 8/12/28	169,000	159,394
7.38%, 12/10/37	155,000	176,052
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,984
3.90%, 5/15/29	43,000	42,243
3.15%, 6/15/30	87,000	81,682
6.00%, 9/15/33	29,000	30,312
5.75%, 9/15/34	59,000	60,695
6.65%, 9/15/55, (6.65% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.392% thereafter)(a)	99,000	99,901
Republic Services, Inc.
2.90%, 7/1/26	30,000	29,974
3.38%, 11/15/27	40,000	39,583
3.95%, 5/15/28	49,000	48,761
4.88%, 4/1/29	55,000	55,700
5.00%, 11/15/29	19,000	19,343
2.30%, 3/1/30(c)	45,000	41,632
1.45%, 2/15/31	45,000	39,115
1.75%, 2/15/32	55,000	47,168
2.38%, 3/15/33(c)	50,000	43,389
5.00%, 12/15/33	45,000	45,673
5.20%, 11/15/34	32,000	32,622
6.20%, 3/1/40	35,000	38,192
5.70%, 5/15/41	35,000	36,234
3.05%, 3/1/50	4,000	2,678
Resideo Funding, Inc.
4.00%, 9/1/29(e)	12,000	11,417
6.50%, 7/15/32(e)	24,000	24,139
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29(d)	200,000	181,766
Revvity, Inc.
3.30%, 9/15/29	61,000	58,464
2.55%, 3/15/31	179,000	161,108
2.25%, 9/15/31	53,000	46,551
3.63%, 3/15/51	68,000	48,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Reworld Holding Corp.
4.88%, 12/1/29(e)	$31,000	$29,567
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,150
2.13%, 12/1/30	28,000	24,827
2.15%, 9/1/31	28,000	24,373
RGA Global Funding
2.00%, 11/30/26(e)	21,000	20,772
6.00%, 11/21/28(e)	69,000	71,100
2.70%, 1/18/29(e)	17,000	16,141
5.45%, 5/24/29(e)	143,000	146,017
5.50%, 1/11/31(e)	29,000	29,789
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 7/15/28(e)	17,000	17,405
4.50%, 2/15/29(e)	25,000	24,571
6.50%, 4/1/32(e)	41,000	42,065
Rithm Capital Corp.
8.00%, 4/1/29(e)	32,000	32,132
RLJ Lodging Trust LP
3.75%, 7/1/26(e)	20,000	19,992
4.00%, 9/15/29(e)	20,000	19,095
ROBLOX Corp.
3.88%, 5/1/30(e)	41,000	38,715
Roche Holdings, Inc.
4.79%, 3/8/29(e)	520,000	526,586
2.61%, 12/13/51(e)	345,000	209,886
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 3/1/29(e)	50,000	48,104
4.00%, 10/15/33(c)(e)	168,000	150,897
Rocket Software, Inc.
9.00%, 11/28/28(e)	33,000	33,301
6.50%, 2/15/29(e)	24,000	22,388
Rockies Express Pipeline LLC
4.95%, 7/15/29(e)	23,000	22,816
4.80%, 5/15/30(e)	14,000	13,734
7.50%, 7/15/38(e)	10,000	10,669
6.88%, 4/15/40(e)	21,000	21,487
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,399
1.75%, 8/15/31	9,000	7,825
4.20%, 3/1/49	28,000	22,859
2.80%, 8/15/61	22,000	12,524
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(e)	20,000	19,580
Roper Technologies, Inc.
3.80%, 12/15/26	43,000	42,939
1.40%, 9/15/27	144,000	138,656
4.20%, 9/15/28	143,000	141,932
2.95%, 9/15/29	50,000	47,399
4.50%, 10/15/29	35,000	34,749
2.00%, 6/30/30	43,000	38,526
1.75%, 2/15/31	71,000	61,598
4.75%, 2/15/32	10,000	9,888
4.90%, 10/15/34	128,000	123,721
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	6,000	6,234
3.70%, 3/15/28	20,000	19,727
5.50%, 4/1/28(e)	60,000	60,696
5.63%, 9/30/31(e)	44,000	44,404
6.00%, 2/1/33(e)	81,000	82,112
5.38%, 1/15/36(c)	167,000	166,147
Royalty Pharma PLC
1.75%, 9/2/27	2,000	1,936
2.20%, 9/2/30	70,000	63,303
2.15%, 9/2/31	45,000	39,558
3.30%, 9/2/40	77,000	59,697
3.55%, 9/2/50	149,000	103,883
3.35%, 9/2/51	213,000	142,386
RPM International, Inc.
4.55%, 3/1/29	69,000	69,025
4.25%, 1/15/48	11,000	8,841
RR Donnelley & Sons Co.
10.88%, 8/1/29(e)	19,000	19,649
RRD Parent, Inc.
12.00%, 2/4/30(e)(f)	170,000	208,313
RTX Corp.
2.25%, 7/1/30	207,000	189,652
6.13%, 7/15/38	632,000	681,118
4.45%, 11/16/38	1,097,000	1,017,763
4.50%, 6/1/42	169,000	151,120
4.63%, 11/16/48	362,000	312,743
Ryan Specialty LLC
4.38%, 2/1/30(c)(e)	16,000	15,503
5.88%, 8/1/32(c)(e)	24,000	23,867
Ryder System, Inc.
1.75%, 9/1/26	18,000	17,885
2.90%, 12/1/26	24,000	23,846
2.85%, 3/1/27	27,000	26,724
5.30%, 3/15/27	21,000	21,136
4.30%, 6/15/27	18,000	17,992
5.65%, 3/1/28	30,000	30,632
5.25%, 6/1/28	40,000	40,602
6.30%, 12/1/28	24,000	24,988
5.38%, 3/15/29	34,000	34,764
5.50%, 6/1/29	22,000	22,565
6.60%, 12/1/33	43,000	47,131
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,756
2.45%, 3/1/27	90,000	88,932
4.75%, 8/1/28	50,000	50,415
2.95%, 3/1/29	90,000	86,550
2.50%, 12/1/29	10,000	9,374
2.90%, 3/1/32	12,000	10,951
5.25%, 9/15/33	2,000	2,057
3.25%, 12/1/49	25,000	17,264
3.70%, 3/1/52	109,000	81,016
2.30%, 8/15/60	30,000	14,847
3.90%, 3/1/62	20,000	14,573
Sabal Trail Transmission LLC
4.68%, 5/1/38(e)	59,000	55,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.83%, 5/1/48(e)	$16,000	$13,766
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	83,000	82,688
4.50%, 5/15/30	187,000	185,907
5.90%, 9/15/37	36,815	38,441
Sabra Health Care LP
3.90%, 10/15/29	25,000	24,234
3.20%, 12/1/31	57,000	51,792
Sabre GLBL, Inc.
10.75%, 11/15/29(e)	71,000	64,059
10.75%, 3/15/30(e)	85,000	75,806
11.13%, 7/15/30(c)(e)	76,000	67,914
Safehold GL Holdings LLC
2.85%, 1/15/32(c)	35,000	31,317
6.10%, 4/1/34	10,000	10,500
Salesforce, Inc.
1.95%, 7/15/31	30,000	26,216
2.90%, 7/15/51	133,000	78,759
3.05%, 7/15/61(c)	1,147,000	656,215
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 4/1/32(c)	25,000	25,706
Sammons Financial Group, Inc.
4.45%, 5/12/27(e)	80,000	79,804
3.35%, 4/16/31(e)	35,000	32,187
4.75%, 4/8/32(e)	20,000	19,220
6.88%, 4/15/34(e)	31,000	33,110
San Diego Gas & Electric Co.
4.95%, 8/15/28	28,000	28,305
1.70%, 10/1/30, Series VVV(c)	22,000	19,528
3.00%, 3/15/32, Series XXX(c)	14,000	12,761
6.00%, 6/1/39	20,000	21,009
4.50%, 8/15/40	33,000	29,715
3.75%, 6/1/47, Series RRR	26,000	19,582
4.15%, 5/15/48	26,000	20,556
4.10%, 6/15/49, Series TTT	85,000	66,140
3.32%, 4/15/50, Series UUU	62,000	41,931
2.95%, 8/15/51, Series WWW(c)	49,000	31,167
3.70%, 3/15/52	33,000	23,747
5.35%, 4/1/53	99,000	92,582
5.55%, 4/15/54	39,000	37,518
Sanofi SA
3.63%, 6/19/28	69,000	68,263
Santander Holdings USA, Inc.
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	145,000	149,275
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	62,893
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	79,000	86,982
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)(c)	23,000	24,362
SBA Communications Corp.
3.88%, 2/15/27	91,000	90,379
SBL Holdings, Inc.
5.00%, 2/18/31(e)	24,000	21,541
7.20%, 10/30/34(e)	26,000	24,008
SC Johnson & Son, Inc.
4.80%, 9/1/40(e)	250,000	233,249
Schlumberger Holdings Corp.
2.65%, 6/26/30(e)	134,000	124,734
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(e)	68,000	59,088
SCIH Salt Holdings, Inc.
6.63%, 5/1/29(e)	70,000	69,730
Scotts Miracle-Gro Co.
4.50%, 10/15/29(c)	143,000	139,607
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/29(e)	86,000	84,314
8.25%, 12/15/29(c)(e)	101,000	105,612
4.13%, 1/15/31(e)	61,000	58,496
8.50%, 7/15/31(e)	21,000	21,958
9.63%, 12/1/32(e)	47,000	52,250
5.75%, 12/1/34(e)	188,000	190,869
Sealed Air Corp.
6.88%, 7/15/33(e)	19,000	18,702
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(c)(e)	31,000	30,170
Securian Financial Group, Inc.
4.80%, 4/15/48(e)	73,000	62,389
Sekisui House U.S., Inc.
2.50%, 1/15/31	37,000	32,643
6.00%, 1/15/43	108,000	98,873
3.97%, 8/6/61	195,000	128,997
Selective Insurance Group, Inc.
5.38%, 3/1/49	28,000	25,679
Sempra
5.40%, 8/1/26	31,000	31,041
3.70%, 4/1/29	29,000	28,345
5.50%, 8/1/33	79,000	81,459
3.80%, 2/1/38	96,000	81,508
6.00%, 10/15/39	66,000	67,881
4.00%, 2/1/48	121,000	92,008
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	56,384
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)	18,000	18,144
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)(c)	4,000	4,088
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(a)	28,000	28,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	$29,000	$29,277
Sensata Technologies, Inc.
4.38%, 2/15/30(e)	85,000	82,683
3.75%, 2/15/31(e)	31,000	29,096
Service Corp. International
3.38%, 8/15/30	152,000	141,336
Service Properties Trust
3.95%, 1/15/28	17,000	16,476
4.95%, 10/1/29	18,000	16,948
4.38%, 2/15/30	17,000	15,358
8.63%, 11/15/31(e)	41,000	43,311
8.88%, 6/15/32	20,000	20,685
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,886
4.75%, 4/1/29	12,000	11,718
Shell Finance US, Inc.
4.13%, 5/11/35(c)	531,000	503,570
3.13%, 11/7/49(e)	3,000	2,021
Shell International Finance BV
4.38%, 5/11/45	12,000	10,239
Sherwin-Williams Co.
3.45%, 6/1/27	82,000	81,400
2.95%, 8/15/29	35,000	33,371
2.30%, 5/15/30	35,000	32,088
2.20%, 3/15/32	35,000	30,601
4.00%, 12/15/42	65,000	52,599
4.55%, 8/1/45	35,000	29,917
4.50%, 6/1/47(c)	115,000	96,697
3.80%, 8/15/49	58,000	43,523
3.30%, 5/15/50	54,000	36,467
2.90%, 3/15/52	45,000	27,741
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26(c)	8,000	7,975
Sierra Pacific Power Co.
5.90%, 3/15/54	7,000	7,013
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 3/1/29(e)	35,000	33,868
Simon Property Group LP
3.25%, 11/30/26	55,000	54,812
3.38%, 6/15/27	55,000	54,573
3.38%, 12/1/27	55,000	54,312
1.75%, 2/1/28	60,000	57,597
2.45%, 9/13/29	25,000	23,440
2.65%, 7/15/30	15,000	13,952
2.20%, 2/1/31(c)	15,000	13,494
2.25%, 1/15/32	15,000	13,144
2.65%, 2/1/32	15,000	13,410
5.50%, 3/8/33	15,000	15,556
6.75%, 2/1/40	26,000	29,348
4.25%, 10/1/44	60,000	50,050
4.25%, 11/30/46	30,000	24,760
3.25%, 9/13/49	177,000	121,799
3.80%, 7/15/50	64,000	48,032
5.85%, 3/8/53	56,000	56,655
6.65%, 1/15/54	66,000	73,964
Sinclair Television Group, Inc.
5.50%, 3/1/30(e)	153,000	136,447
4.38%, 12/31/32(e)	105,000	84,208
8.13%, 2/15/33(e)	16,000	16,445
9.75%, 2/15/33(e)	97,000	107,808
Sirius XM Radio LLC
5.00%, 8/1/27(e)	52,000	51,965
5.50%, 7/1/29(e)	50,000	49,924
SiriusPoint Ltd.
7.00%, 4/5/29	24,000	25,184
Six Flags Entertainment Corp.
7.25%, 5/15/31(c)(e)	33,000	32,969
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
6.50%, 10/1/28	12,000	12,047
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada's Wonderland Co.
6.63%, 5/1/32(e)	35,000	35,772
Sixth Street Lending Partners
6.50%, 3/11/29	37,000	37,768
SK Invictus Intermediate II SARL
5.00%, 10/30/29(e)	28,000	27,479
SM Energy Co.
6.50%, 7/15/28	132,000	132,305
8.63%, 11/1/30(e)	21,000	22,217
8.75%, 7/1/31(e)	69,000	72,302
Smithfield Foods, Inc.
3.00%, 10/15/30(e)	201,000	183,846
2.63%, 9/13/31(e)	20,000	17,663
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(e)	139,000	139,476
8.88%, 11/15/31(e)	42,000	44,313
Snap-on, Inc.
3.25%, 3/1/27(c)	21,000	20,860
4.10%, 3/1/48	20,000	16,228
3.10%, 5/1/50	24,000	16,156
Solventum Corp.
5.45%, 2/25/27	19,000	19,121
5.45%, 3/13/31	70,000	71,893
5.60%, 3/23/34(c)	120,000	123,078
5.90%, 4/30/54	113,000	111,851
Somnigroup International, Inc.
3.88%, 10/15/31(e)	56,000	51,343
Sonoco Products Co.
2.25%, 2/1/27	244,000	240,689
3.13%, 5/1/30	86,000	80,976
2.85%, 2/1/32(c)	79,000	71,292
5.75%, 11/1/40	78,000	78,562
Sotera Health Holdings LLC
7.38%, 6/1/31(e)	31,000	32,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Southern California Edison Co.
5.30%, 3/1/28	$58,000	$58,648
4.00%, 4/1/47	615,000	459,192
3.65%, 2/1/50	25,000	17,277
2.95%, 2/1/51, Series 20A	324,000	194,965
3.65%, 6/1/51, Series H	133,000	90,979
3.45%, 2/1/52	46,000	30,258
5.45%, 6/1/52, Series E	46,000	40,970
5.70%, 3/1/53	29,000	26,746
5.88%, 12/1/53	46,000	43,632
5.75%, 4/15/54	26,000	24,153
Southern California Gas Co.
2.95%, 4/15/27	33,000	32,697
2.55%, 2/1/30, Series XX	13,000	12,172
5.20%, 6/1/33	10,000	10,189
5.05%, 9/1/34	12,000	12,029
5.13%, 11/15/40	147,000	141,843
3.75%, 9/15/42	66,000	52,493
4.13%, 6/1/48, Series UU	8,000	6,260
4.30%, 1/15/49, Series VV	11,000	8,846
3.95%, 2/15/50, Series WW	62,000	46,839
6.35%, 11/15/52	11,000	11,695
5.75%, 6/1/53	18,000	17,666
5.60%, 4/1/54	94,000	90,424
Southern Co.
5.50%, 3/15/29	684,000	701,539
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	125,241
4.40%, 5/30/47	362,000	300,763
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,901
5.13%, 6/15/27	40,000	40,241
3.45%, 11/16/27	18,000	17,729
2.63%, 2/10/30	36,000	33,306
Southwest Gas Corp.
5.80%, 12/1/27	41,000	41,817
4.05%, 3/15/32	177,000	169,342
Southwestern Electric Power Co.
3.25%, 11/1/51	59,000	38,689
Southwestern Public Service Co.
3.70%, 8/15/47	101,000	75,150
3.15%, 5/1/50, Series 8	39,000	25,573
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,894
5.95%, 9/25/43	78,000	78,812
4.50%, 3/15/45	65,000	55,274
Spectrum Brands, Inc.
3.88%, 3/15/31(e)	8,000	6,992
Spire Missouri, Inc.
4.80%, 2/15/33	189,000	188,972
3.30%, 6/1/51	17,000	11,489
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,992
4.60%, 6/15/28(c)	29,000	28,997
Sprint Capital Corp.
8.75%, 3/15/32	270,000	320,232
SS&C Technologies, Inc.
5.50%, 9/30/27(e)	90,000	90,048
Stagwell Global LLC
5.63%, 8/15/29(e)	45,000	43,751
Standard Industries, Inc.
4.38%, 7/15/30(e)	138,000	131,588
Stanley Black & Decker, Inc.
6.00%, 3/6/28	3,000	3,080
4.25%, 11/15/28	30,000	29,884
2.30%, 3/15/30	261,000	239,229
3.00%, 5/15/32(c)	179,000	161,606
5.20%, 9/1/40	35,000	33,261
4.85%, 11/15/48	45,000	38,271
2.75%, 11/15/50	68,000	39,873
Staples, Inc.
10.75%, 9/1/29(e)	68,000	64,772
12.75%, 1/15/30(e)	75,452	57,617
Star Parent, Inc.
9.00%, 10/1/30(e)	41,000	43,188
Starbucks Corp.
2.45%, 6/15/26	30,000	29,982
4.85%, 2/8/27(c)	60,000	60,266
2.00%, 3/12/27	30,000	29,521
3.50%, 3/1/28(c)	35,000	34,528
4.00%, 11/15/28	30,000	29,713
3.55%, 8/15/29	60,000	58,549
2.25%, 3/12/30	58,000	53,329
2.55%, 11/15/30	89,000	81,700
4.90%, 2/15/31	73,000	73,846
3.00%, 2/14/32(c)	27,000	24,744
4.80%, 2/15/33	73,000	73,092
5.00%, 2/15/34	25,000	25,239
4.30%, 6/15/45	91,000	75,235
3.75%, 12/1/47	45,000	33,597
4.50%, 11/15/48	29,000	24,222
4.45%, 8/15/49	138,000	113,888
3.35%, 3/12/50	45,000	30,743
3.50%, 11/15/50	115,000	80,450
Starwood Property Trust, Inc.
3.63%, 7/15/26(e)	16,000	15,980
4.38%, 1/15/27(e)	20,000	19,949
7.25%, 4/1/29(e)	75,000	77,899
6.50%, 10/15/30(e)	50,000	51,184
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	104,769
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)(c)	184,000	181,593
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	52,000	53,073
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	36,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
2.40%, 1/24/30(c)	$15,000	$14,045
2.20%, 3/3/31(c)	93,000	83,448
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	222,000	211,499
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	31,000	27,704
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	9,807
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,465
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	14,938
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,278
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	175,000	164,298
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,555
Station Casinos LLC
4.50%, 2/15/28(e)	28,000	27,616
6.63%, 3/15/32(e)	23,000	23,357
Steel Dynamics, Inc.
3.45%, 4/15/30	135,000	129,331
3.25%, 10/15/50	65,000	43,363
Stellantis Finance U.S., Inc.
5.63%, 1/12/28(c)(e)	200,000	202,169
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	175,000	159,578
Stewart Information Services Corp.
3.60%, 11/15/31	12,000	10,734
StoneX Group, Inc.
7.88%, 3/1/31(e)	22,000	23,170
Store Capital LLC
4.50%, 3/15/28(c)	11,000	10,945
4.63%, 3/15/29	86,000	85,219
Stryker Corp.
3.65%, 3/7/28	35,000	34,592
4.85%, 12/8/28	35,000	35,400
5.20%, 2/10/35(c)	183,000	185,349
4.10%, 4/1/43	35,000	29,091
4.38%, 5/15/44	35,000	29,740
4.63%, 3/15/46	90,000	78,793
2.90%, 6/15/50	70,000	45,005
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(e)	27,000	25,915
Sumisho Air Lease Corp.
3.75%, 6/1/26	45,000	45,000
1.88%, 8/15/26	75,000	74,606
3.63%, 12/1/27	30,000	29,591
5.30%, 2/1/28	40,000	40,407
2.10%, 9/1/28	30,000	28,340
4.63%, 10/1/28	30,000	29,914
5.10%, 3/1/29	30,000	30,273
3.25%, 10/1/29	45,000	42,773
3.00%, 2/1/30	47,000	44,007
3.13%, 12/1/30	55,000	50,902
5.20%, 7/15/31	23,000	23,126
2.88%, 1/15/32	55,000	49,168
Summa Health
3.51%, 11/15/51	50,000	36,969
SunCoke Energy, Inc.
4.88%, 6/30/29(c)(e)	20,000	19,172
Sunoco LP
5.88%, 7/15/27(e)	81,000	81,102
7.00%, 5/1/29(e)	31,000	32,014
4.50%, 10/1/29(e)	33,000	32,263
4.63%, 5/1/30(e)	33,000	32,063
7.25%, 5/1/32(e)	31,000	32,406
5.88%, 3/15/34(e)	101,000	100,386
Sunoco LP/Sunoco Finance Corp.
5.88%, 3/15/28	16,000	16,045
7.00%, 9/15/28(e)	21,000	21,515
4.50%, 4/30/30	33,000	32,072
Sutter Health
2.29%, 8/15/30, Series 20A	157,000	143,173
5.16%, 8/15/33	8,000	8,116
3.16%, 8/15/40, Series 20A	18,000	14,002
4.09%, 8/15/48, Series 2018	59,000	47,456
3.36%, 8/15/50, Series 20A	26,000	18,172
5.55%, 8/15/53	16,000	15,747
Synchrony Financial
3.70%, 8/4/26	212,000	211,838
3.95%, 12/1/27	66,000	65,353
5.15%, 3/19/29	184,000	184,464
5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)	3,000	3,060
Synopsys, Inc.
5.70%, 4/1/55(c)	365,000	356,178
Sysco Corp.
3.30%, 7/15/26	60,000	59,937
3.25%, 7/15/27(c)	45,000	44,492
5.75%, 1/17/29	64,000	65,806
2.40%, 2/15/30	41,000	37,783
5.95%, 4/1/30	70,000	72,761
2.45%, 12/14/31	40,000	35,506
6.00%, 1/17/34	66,000	69,725
5.38%, 9/21/35	35,000	35,050
6.60%, 4/1/40	91,000	98,797
4.85%, 10/1/45	57,000	49,978
4.50%, 4/1/46	45,000	37,437
4.45%, 3/15/48	45,000	36,717
3.30%, 2/15/50	90,000	60,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.60%, 4/1/50(c)	$110,000	$117,344
3.15%, 12/14/51(c)	70,000	44,761
System Energy Resources, Inc.
6.00%, 4/15/28	20,000	20,501
Take-Two Interactive Software, Inc.
3.70%, 4/14/27(c)	37,000	36,829
4.95%, 3/28/28	49,000	49,391
4.00%, 4/14/32	11,000	10,500
Talen Energy Supply LLC
6.50%, 2/1/36(e)	91,000	91,610
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(e)	36,000	36,251
6.00%, 9/1/31(e)	63,000	63,107
Talos Production, Inc.
9.38%, 2/1/31(e)	26,000	27,624
Tampa Electric Co.
2.40%, 3/15/31(c)	8,000	7,226
4.10%, 6/15/42	13,000	10,872
4.35%, 5/15/44	63,000	53,117
4.30%, 6/15/48	41,000	33,376
4.45%, 6/15/49	16,000	13,303
3.63%, 6/15/50	13,000	9,402
3.45%, 3/15/51	43,000	30,132
5.00%, 7/15/52	13,000	11,683
Tapestry, Inc.
4.13%, 7/15/27	24,000	23,923
3.05%, 3/15/32	131,000	118,530
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,368
6.15%, 3/1/29	2,000	2,081
4.20%, 2/1/33	55,000	52,389
6.13%, 3/15/33	65,000	68,878
6.50%, 3/30/34	107,000	116,212
5.50%, 2/15/35	80,000	81,380
4.95%, 4/15/52	32,000	27,549
6.25%, 7/1/52	161,000	164,110
6.50%, 2/15/53(c)	77,000	81,150
6.05%, 5/15/56	123,000	122,281
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28	45,000	45,015
5.50%, 3/1/30	5,000	5,063
4.88%, 2/1/31	187,000	187,023
4.00%, 1/15/32	252,000	240,112
Target Corp.
4.50%, 9/15/32(c)	502,000	503,374
2.95%, 1/15/52	231,000	147,108
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(e)	18,000	18,187
5.13%, 8/1/30(c)(e)	20,000	19,831
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	42,790
2.38%, 8/9/28	37,000	35,235
2.65%, 8/9/31	110,000	98,217
6.10%, 4/12/34	43,000	45,156
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(e)	56,000	62,608
4.90%, 9/15/44(e)	70,000	62,585
4.27%, 5/15/47(e)	146,000	117,898
3.30%, 5/15/50(e)	50,000	33,620
Teledyne FLIR LLC
2.50%, 8/1/30	96,000	88,137
Teledyne Technologies, Inc.
2.25%, 4/1/28	43,000	41,341
2.75%, 4/1/31	114,000	104,502
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,914
4.25%, 6/1/28(e)	20,000	19,751
Tenet Healthcare Corp.
6.13%, 10/1/28	271,000	271,821
Tenneco, Inc.
8.00%, 11/17/28(e)	78,000	78,503
Terex Corp.
5.00%, 5/15/29(e)	25,000	24,812
TerraForm Power Operating LLC
5.00%, 1/31/28(e)	29,000	28,855
4.75%, 1/15/30(e)	33,000	31,936
Texas Eastern Transmission LP
7.00%, 7/15/32	82,000	90,735
4.15%, 1/15/48(e)	36,000	28,302
Texas Health Resources
4.33%, 11/15/55	5,000	4,107
Texas Instruments, Inc.
4.60%, 2/8/27	50,000	50,184
2.90%, 11/3/27	35,000	34,464
4.60%, 2/15/28(c)	50,000	50,355
4.60%, 2/8/29(c)	139,000	140,564
2.25%, 9/4/29	15,000	14,060
1.75%, 5/4/30	102,000	92,253
1.90%, 9/15/31	10,000	8,807
4.90%, 3/14/33	20,000	20,385
4.85%, 2/8/34	76,000	76,790
3.88%, 3/15/39	35,000	30,879
4.15%, 5/15/48	65,000	53,929
2.70%, 9/15/51	20,000	12,285
4.10%, 8/16/52	15,000	11,976
5.00%, 3/14/53	30,000	27,559
5.15%, 2/8/54(c)	35,000	33,072
5.05%, 5/18/63(c)	203,000	182,811
Textron, Inc.
3.38%, 3/1/28	18,000	17,659
3.90%, 9/17/29	21,000	20,517
3.00%, 6/1/30	46,000	43,269
2.45%, 3/15/31	36,000	32,542
6.10%, 11/15/33	25,000	26,555
TGNR Intermediate Holdings LLC
5.50%, 10/15/29(e)	29,000	28,588
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,046
5.00%, 12/5/26	55,000	55,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
1.75%, 10/15/28	$38,000	$35,815
5.00%, 1/31/29	66,000	67,081
2.60%, 10/1/29	2,000	1,888
4.98%, 8/10/30	15,000	15,271
2.00%, 10/15/31(c)	25,000	22,061
4.95%, 11/21/32	10,000	10,127
5.09%, 8/10/33	20,000	20,316
5.20%, 1/31/34	10,000	10,233
5.40%, 8/10/43	39,000	38,591
5.30%, 2/1/44	26,000	25,259
4.10%, 8/15/47(c)	346,000	285,138
Thomas Jefferson University
3.85%, 11/1/57	154,000	110,034
Thor Industries, Inc.
4.00%, 10/15/29(e)	26,000	24,623
Time Warner Cable Enterprises LLC
8.38%, 7/15/33	11,000	12,418
Time Warner Cable LLC
7.30%, 7/1/38	106,000	110,602
6.75%, 6/15/39	19,000	18,879
5.88%, 11/15/40	19,000	17,135
5.50%, 9/1/41	114,000	98,454
TJX Cos., Inc.
1.60%, 5/15/31	2,000	1,749
T-Mobile USA, Inc.
3.88%, 4/15/30	599,000	583,001
5.20%, 1/15/33	485,000	493,809
6.70%, 12/15/33	121,000	133,136
4.38%, 4/15/40	1,942,000	1,724,268
3.00%, 2/15/41	53,000	39,430
4.50%, 4/15/50	413,000	336,955
3.60%, 11/15/60	672,000	443,778
5.80%, 9/15/62	84,000	81,769
Toledo Edison Co.
6.15%, 5/15/37	15,000	16,120
Toledo Hospital
5.33%, 11/15/28, Series B	72,000	72,397
5.75%, 11/15/38	22,000	21,951
4.98%, 11/15/45	11,000	9,051
6.02%, 11/15/48	62,000	59,009
Toll Brothers Finance Corp.
4.35%, 2/15/28	24,000	23,913
3.80%, 11/1/29	28,000	27,269
Topaz Solar Farms LLC
4.88%, 9/30/39(e)	5,452	4,867
5.75%, 9/30/39(e)	19,295	19,242
TopBuild Corp.
3.63%, 3/15/29(e)	21,000	20,841
4.13%, 2/15/32(e)	20,000	20,161
Toyota Motor Credit Corp.
5.45%, 11/10/27	358,000	364,748
3.05%, 1/11/28	436,000	428,825
1.90%, 4/6/28	480,000	461,374
TPG Operating Group II LP
5.88%, 3/5/34	14,000	14,314
Tractor Supply Co.
1.75%, 11/1/30	8,000	7,057
5.25%, 5/15/33	54,000	54,356
Trane Technologies Financing Ltd.
5.25%, 3/3/33	86,000	88,302
4.65%, 11/1/44	25,000	22,320
4.50%, 3/21/49	30,000	25,692
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	35,000	34,629
5.75%, 6/15/43	29,000	29,955
4.30%, 2/21/48	110,000	91,042
Transatlantic Holdings, Inc.
8.00%, 11/30/39	17,000	20,689
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30	50,000	47,498
5.40%, 8/15/41	61,000	59,174
4.45%, 8/1/42	35,000	30,529
4.60%, 3/15/48	83,000	70,476
3.95%, 5/15/50	71,000	54,250
TransDigm, Inc.
6.75%, 8/15/28(e)	85,000	86,166
6.38%, 3/1/29(e)	111,000	113,262
6.88%, 12/15/30(e)	118,000	121,746
7.13%, 12/1/31(e)	40,000	41,586
6.63%, 3/1/32(e)	67,000	69,003
6.25%, 1/31/34(c)(e)	136,000	139,228
Transocean Aquila Ltd.
8.00%, 9/30/28(e)	8,000	8,209
Transocean International Ltd.
8.75%, 2/15/30(e)	30,800	32,233
7.50%, 4/15/31	64,000	65,833
6.80%, 3/15/38	25,000	23,974
Travel & Leisure Co.
6.00%, 4/1/27	16,000	16,048
4.50%, 12/1/29(e)	27,000	26,075
4.63%, 3/1/30(e)	17,000	16,358
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	29,415
6.25%, 6/15/37	105,000	114,816
5.35%, 11/1/40	73,000	72,719
4.60%, 8/1/43	33,000	29,448
4.30%, 8/25/45	26,000	21,825
3.75%, 5/15/46	33,000	25,578
4.00%, 5/30/47	46,000	36,678
4.05%, 3/7/48	33,000	26,431
4.10%, 3/4/49	33,000	26,431
2.55%, 4/27/50	175,000	104,985
3.05%, 6/8/51	110,000	72,259
5.45%, 5/25/53	49,000	47,661
Travelers Property Casualty Corp.
6.38%, 3/15/33	10,000	11,068
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	12,006
5.70%, 6/15/28	14,000	14,112
Trimble, Inc.
6.10%, 3/15/33	95,000	99,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
TriNet Group, Inc.
3.50%, 3/1/29(e)	$28,000	$26,189
7.13%, 8/15/31(e)	16,000	16,111
Tri-State Generation & Transmission Association, Inc.
6.00%, 6/15/40(e)	21,000	21,255
Tronox, Inc.
4.63%, 3/15/29(e)	44,000	35,079
9.13%, 9/30/30(e)	4,000	4,054
Truist Financial Corp.
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	516,000	516,381
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(a)	184,000	178,646
Trustage Financial Group, Inc.
4.63%, 4/15/32(e)	25,000	24,250
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,596
2.52%, 7/1/50, Series 2020	10,000	6,185
4.20%, 3/1/52	199,000	163,738
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	19,000	11,176
4.67%, 9/1/12	6,000	4,878
3.61%, 2/15/19	16,000	9,944
TTM Technologies, Inc.
4.00%, 3/1/29(e)	20,000	19,387
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,292
3.25%, 5/15/32	11,000	10,100
4.85%, 12/1/48	44,000	38,768
4.00%, 6/15/50	15,000	11,483
3.25%, 5/1/51	36,000	23,953
5.50%, 4/15/53	48,000	45,783
TWDC Enterprises 18 Corp.
3.00%, 7/30/46	33,000	22,729
Twilio, Inc.
3.88%, 3/15/31	36,000	33,884
Tyson Foods, Inc.
3.55%, 6/2/27	180,000	178,827
4.35%, 3/1/29	60,000	59,759
5.40%, 3/15/29	2,000	2,046
5.70%, 3/15/34(c)	65,000	67,355
5.15%, 8/15/44	45,000	41,962
4.55%, 6/2/47	122,000	104,381
5.10%, 9/28/48	44,000	40,489
U.S. Acute Care Solutions LLC
9.75%, 5/15/29(e)	33,000	31,681
U.S. Bancorp
3.15%, 4/27/27, Series X	86,000	85,368
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)(c)	516,000	508,875
1.38%, 7/22/30	529,000	465,893
5.42%, 2/12/36, (5.424% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.411% thereafter)(a)(c)	135,000	137,603
U.S. Foods, Inc.
6.88%, 9/15/28(e)	20,000	20,512
4.75%, 2/15/29(e)	66,000	65,220
4.63%, 6/1/30(e)	20,000	19,488
7.25%, 1/15/32(e)	20,000	20,807
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,065
6.65%, 6/1/37	12,000	12,283
Uber Technologies, Inc.
4.50%, 8/15/29(e)	67,000	66,505
4.30%, 1/15/30(c)	99,000	98,049
4.80%, 9/15/34	108,000	105,842
5.35%, 9/15/54(c)	165,000	153,863
UDR, Inc.
3.20%, 1/15/30	170,000	162,129
UKG, Inc.
6.88%, 2/1/31(e)	603,000	593,481
UMass Memorial Health Care Obligated Group
5.36%, 7/1/52	76,000	70,056
Union Electric Co.
2.95%, 6/15/27	30,000	29,632
3.50%, 3/15/29	35,000	34,187
2.95%, 3/15/30	10,000	9,465
2.15%, 3/15/32(c)	10,000	8,772
5.20%, 4/1/34	20,000	20,326
5.30%, 8/1/37	15,000	15,169
8.45%, 3/15/39	15,000	19,277
3.90%, 9/15/42	20,000	16,386
3.65%, 4/15/45	56,000	42,723
4.00%, 4/1/48	26,000	20,383
3.25%, 10/1/49	22,000	14,958
2.63%, 3/15/51	203,000	120,491
3.90%, 4/1/52	81,000	61,246
5.25%, 1/15/54	36,000	33,265
Union Pacific Corp.
3.95%, 8/15/59	52,000	38,363
3.84%, 3/20/60	140,000	101,101
3.55%, 5/20/61	77,000	51,994
2.97%, 9/16/62	577,000	338,449
3.75%, 2/5/70	213,000	144,887
3.80%, 4/6/71	459,000	316,779
3.85%, 2/14/72	100,000	69,736
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	341,991	341,386
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	34,749
3.05%, 11/15/27	73,000	71,943
3.40%, 3/15/29	55,000	53,678
2.50%, 9/1/29	10,000	9,437
4.45%, 4/1/30(c)	15,000	15,060
4.88%, 3/3/33(c)	90,000	91,416
6.20%, 1/15/38	65,000	70,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
5.20%, 4/1/40	$24,000	$23,790
4.88%, 11/15/40	77,000	73,278
3.63%, 10/1/42	18,000	14,295
3.40%, 11/15/46	74,000	53,316
3.75%, 11/15/47	56,000	42,522
4.25%, 3/15/49	37,000	29,977
3.40%, 9/1/49	44,000	30,999
5.30%, 4/1/50	61,000	57,790
5.05%, 3/3/53(c)	54,000	48,712
5.50%, 5/22/54	112,000	108,039
5.60%, 5/22/64	226,000	217,128
United Rentals North America, Inc.
3.75%, 1/15/32	100,000	92,613
United Wholesale Mortgage LLC
5.75%, 6/15/27(e)	32,000	31,886
5.50%, 4/15/29(e)	29,000	27,710
UnitedHealth Group, Inc.
3.85%, 6/15/28	200,000	198,468
3.88%, 12/15/28	269,000	265,883
4.25%, 1/15/29	195,000	194,436
4.70%, 4/15/29	186,000	187,705
4.00%, 5/15/29	191,000	188,904
2.88%, 8/15/29	47,000	44,908
5.30%, 2/15/30(c)	34,000	34,843
4.90%, 4/15/31	1,000	1,013
2.75%, 5/15/40	694,000	513,017
4.25%, 3/15/43(c)	151,000	128,190
4.25%, 4/15/47	680,000	554,447
2.90%, 5/15/50	161,000	102,898
3.25%, 5/15/51	248,000	166,745
5.88%, 2/15/53	153,000	153,738
3.13%, 5/15/60	1,974,000	1,199,752
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 1/15/30(e)	29,000	28,219
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28(e)	23,000	22,962
6.50%, 2/15/29(e)	45,000	44,508
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	42,722
2.65%, 10/15/30	57,000	51,523
2.65%, 1/15/32	206,000	180,399
University of Chicago
2.76%, 4/1/45, Series 20B	194,000	152,638
2.55%, 4/1/50, Series C	11,000	7,152
4.00%, 10/1/53	10,000	7,921
University of Miami
4.06%, 4/1/52, Series 2022	27,000	21,107
University of Southern California
3.84%, 10/1/47, Series 2017	64,000	50,833
3.23%, 10/1/20, Series A	1,000	561
Univision Communications, Inc.
9.38%, 8/1/32(e)	158,000	161,909
Unum Group
4.00%, 6/15/29	29,000	28,515
5.75%, 8/15/42	58,000	57,556
4.50%, 12/15/49	92,000	74,432
4.13%, 6/15/51	54,000	40,631
UPMC
5.04%, 5/15/33	44,000	44,325
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29(e)	101,000	104,101
USI, Inc.
7.50%, 1/15/32(e)	25,000	25,513
Utah Acquisition Sub, Inc.
5.25%, 6/15/46	95,000	79,815
Vail Resorts, Inc.
6.50%, 5/15/32(e)	30,000	30,628
Valaris Ltd.
8.38%, 4/30/30(e)	45,000	46,868
Valero Energy Corp.
6.63%, 6/15/37	387,000	427,250
4.90%, 3/15/45	13,000	11,500
Valley National Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	11,993
Valmont Industries, Inc.
5.00%, 10/1/44	51,000	46,368
5.25%, 10/1/54	28,000	25,950
Valvoline, Inc.
3.63%, 6/15/31(c)(e)	25,000	22,848
Ventas Realty LP
4.40%, 1/15/29	190,000	189,286
4.88%, 4/15/49	172,000	150,140
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(e)	73,000	69,960
6.25%, 1/15/30(e)	30,000	30,885
4.13%, 8/15/31(e)	50,000	46,948
3.88%, 11/1/33(c)(e)	50,000	44,583
Venture Global LNG, Inc.
8.13%, 6/1/28(e)	95,000	97,162
9.50%, 2/1/29(e)	125,000	136,126
8.38%, 6/1/31(e)	107,000	111,433
9.88%, 2/1/32(c)(e)	98,000	104,870
Venture Global Plaquemines LNG LLC
6.75%, 1/15/36(e)	216,000	229,267
Veralto Corp.
5.50%, 9/18/26	43,000	43,135
5.45%, 9/18/33	129,000	132,262
VeriSign, Inc.
4.75%, 7/15/27	34,000	33,995
2.70%, 6/15/31	10,000	9,050
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	36,592
5.75%, 4/1/33(c)	11,000	11,450
5.25%, 6/5/34	15,000	15,019
5.50%, 6/15/45	34,000	32,318
3.63%, 5/15/50	189,000	134,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Veritiv Operating Co.
10.50%, 11/30/30(e)	$29,000	$29,769
Verizon Communications, Inc.
2.55%, 3/21/31	66,000	60,235
2.36%, 3/15/32	371,000	325,882
4.40%, 11/1/34	646,000	616,303
4.78%, 2/15/35	663,000	645,348
2.65%, 11/20/40	382,000	272,305
4.75%, 11/1/41	1,151,000	1,042,082
4.13%, 8/15/46	148,000	119,310
4.86%, 8/21/46(c)	675,000	595,116
4.00%, 3/22/50(c)	775,000	595,538
3.55%, 3/22/51	269,000	189,384
3.88%, 3/1/52	180,000	133,570
3.00%, 11/20/60	1,023,000	597,553
Vertiv Group Corp.
4.13%, 11/15/28(e)	35,000	34,601
Vertiv Holdings Co.
5.95%, 3/15/66	138,000	136,296
VF Corp.
2.80%, 4/23/27	30,000	29,386
Viasat, Inc.
5.63%, 4/15/27(e)	31,000	30,999
6.50%, 7/15/28(e)	16,000	16,006
7.50%, 5/30/31(e)	30,000	30,353
Viatris, Inc.
2.70%, 6/22/30	102,000	93,272
3.85%, 6/22/40	136,000	106,317
4.00%, 6/22/50	181,000	123,755
VICI Properties LP
5.13%, 5/15/32	651,000	646,794
6.13%, 4/1/54(c)	62,000	60,923
Victoria's Secret & Co.
4.63%, 7/15/29(e)	25,000	24,184
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(e)	36,000	36,918
Viking Cruises Ltd.
7.00%, 2/15/29(e)	71,000	71,348
9.13%, 7/15/31(e)	29,000	30,495
Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/29(e)	14,000	14,014
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	121,919
6.00%, 5/15/37, Series A	694,000	735,127
4.20%, 5/15/45, Series B(c)	74,000	60,829
2.45%, 12/15/50	1,140,000	652,656
Visa, Inc.
1.90%, 4/15/27	30,000	29,500
0.75%, 8/15/27	10,000	9,627
2.75%, 9/15/27	15,000	14,765
2.05%, 4/15/30	31,000	28,543
1.10%, 2/15/31	20,000	17,318
4.15%, 12/14/35	30,000	28,650
2.70%, 4/15/40	21,000	15,955
4.30%, 12/14/45	121,000	104,295
3.65%, 9/15/47	15,000	11,562
Vistra Operations Co. LLC
5.00%, 7/31/27(e)	106,000	105,998
4.38%, 5/1/29(e)	52,000	51,050
4.30%, 7/15/29(e)	41,000	40,323
7.75%, 10/15/31(e)	78,000	81,816
6.88%, 4/15/32(e)	72,000	74,957
6.95%, 10/15/33(e)	43,000	46,817
5.70%, 12/30/34(e)	27,000	27,351
5.55%, 4/30/36(e)	319,000	317,466
VMware LLC
1.80%, 8/15/28	55,000	52,016
4.70%, 5/15/30	54,000	54,218
2.20%, 8/15/31	150,000	132,642
VOC Escrow Ltd.
5.00%, 2/15/28(e)	28,000	27,981
Vontier Corp.
2.40%, 4/1/28	30,000	28,815
2.95%, 4/1/31	42,000	38,158
Vornado Realty LP
2.15%, 6/1/26	16,000	16,000
3.40%, 6/1/31(c)	14,000	12,776
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,953
4.50%, 6/15/47	195,000	165,963
4.70%, 3/1/48	43,000	37,463
Wachovia Corp.
5.50%, 8/1/35	63,000	63,605
Walmart, Inc.
3.05%, 7/8/26	15,000	14,989
1.05%, 9/17/26	25,000	24,796
5.88%, 4/5/27	8,000	8,131
3.95%, 9/9/27	20,000	19,991
3.90%, 4/15/28	5,000	4,990
3.70%, 6/26/28	30,000	29,807
1.50%, 9/22/28	25,000	23,605
3.25%, 7/8/29	15,000	14,645
2.38%, 9/24/29	5,000	4,720
7.55%, 2/15/30	71,000	79,171
4.00%, 4/15/30	45,000	44,676
4.15%, 9/9/32	25,000	24,771
4.10%, 4/15/33	73,000	71,522
5.25%, 9/1/35	25,000	25,993
6.50%, 8/15/37	58,000	66,409
6.20%, 4/15/38	72,000	80,376
3.95%, 6/28/38	10,000	9,242
5.63%, 4/1/40	12,000	12,670
5.00%, 10/25/40	16,000	16,045
5.63%, 4/15/41	55,000	58,225
2.50%, 9/22/41	20,000	14,408
4.00%, 4/11/43	10,000	8,533
4.30%, 4/22/44	22,000	19,682
3.63%, 12/15/47	10,000	7,799
4.05%, 6/29/48	35,000	28,819
2.95%, 9/24/49	42,000	28,299
4.50%, 9/9/52(c)	20,000	17,384
4.50%, 4/15/53(c)	30,000	26,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Walt Disney Co.
2.65%, 1/13/31	$3,000	$2,781
3.50%, 5/13/40	713,000	585,992
4.75%, 11/15/46	34,000	30,181
2.75%, 9/1/49	131,000	81,914
4.70%, 3/23/50(c)	114,000	100,480
3.60%, 1/13/51	180,000	131,930
3.80%, 5/13/60	333,000	241,155
Wand NewCo 3, Inc.
7.63%, 1/30/32(e)	51,000	52,820
Washington Gas Light Co.
3.80%, 9/15/46, Series K	50,000	38,326
3.65%, 9/15/49	69,000	49,333
Washington University
3.52%, 4/15/54, Series 2022(c)	10,000	7,239
4.35%, 4/15/22	20,000	15,108
Waste Connections, Inc.
3.50%, 5/1/29	26,000	25,424
2.60%, 2/1/30	43,000	40,423
2.20%, 1/15/32	46,000	40,405
3.20%, 6/1/32	36,000	33,160
4.20%, 1/15/33	54,000	52,099
5.00%, 3/1/34	54,000	54,196
3.05%, 4/1/50	78,000	51,739
2.95%, 1/15/52	77,000	49,275
Waste Management, Inc.
1.15%, 3/15/28	73,000	69,260
3.88%, 1/15/29	120,000	118,634
2.95%, 6/1/41	31,000	23,421
4.10%, 3/1/45	27,000	22,542
4.15%, 7/15/49	119,000	96,778
2.50%, 11/15/50	79,000	47,288
5.35%, 10/15/54(c)	85,000	81,773
Webster Financial Corp.
5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(a)	31,000	31,251
WEC Energy Group, Inc.
5.60%, 9/12/26	15,000	15,046
5.15%, 10/1/27	25,000	25,235
1.38%, 10/15/27	30,000	28,836
4.75%, 1/15/28	13,000	13,073
2.20%, 12/15/28	30,000	28,419
1.80%, 10/15/30	11,000	9,794
Wells Fargo & Co.
3.00%, 10/23/26	561,000	558,827
4.30%, 7/22/27	360,000	359,909
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	245,000	243,322
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	258,000	256,031
4.15%, 1/24/29	185,000	183,798
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	47,000	47,931
7.95%, 11/15/29, Series B	37,000	40,679
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	251,000	254,785
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	189,000	178,476
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	151,000	140,050
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	4,000	3,967
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	122,000	112,374
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	101,000	102,880
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	126,000	129,629
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	88,000	95,388
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	81,000	82,734
5.38%, 2/7/35	48,000	49,358
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(a)	164,000	164,217
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	679,000	516,289
5.61%, 1/15/44	105,000	101,510
3.90%, 5/1/45	151,000	119,847
4.90%, 11/17/45	155,000	135,865
4.40%, 6/14/46	130,000	105,861
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	153,599
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	903,000	761,081
Wells Fargo Bank NA
6.60%, 1/15/38	484,000	532,117
Welltower OP LLC
4.13%, 3/15/29	118,000	117,114
4.95%, 9/1/48	59,000	54,340
WESCO Distribution, Inc.
7.25%, 6/15/28(e)	54,000	54,121
6.38%, 3/15/29(e)	37,000	37,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
6.63%, 3/15/32(e)	$35,000	$36,131
Western & Southern Financial Group, Inc.
5.75%, 7/15/33(e)	20,000	20,803
Western & Southern Life Insurance Co.
5.15%, 1/15/49(e)	20,000	17,847
3.75%, 4/28/61(e)	20,000	13,369
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)(c)	27,000	26,184
Western Midstream Operating LP
4.50%, 3/1/28	20,000	19,987
4.75%, 8/15/28	24,000	24,031
6.35%, 1/15/29	35,000	36,379
4.05%, 2/1/30	80,000	77,778
6.15%, 4/1/33	54,000	56,815
5.45%, 4/1/44	55,000	50,342
5.30%, 3/1/48	63,000	55,049
5.50%, 8/15/48	35,000	31,101
5.25%, 2/1/50(c)	186,000	162,607
Western Union Co.
2.75%, 3/15/31(c)	171,000	154,809
6.20%, 11/17/36(c)	98,000	102,062
Westinghouse Air Brake Technologies Corp.
5.61%, 3/11/34	36,000	37,143
Westlake Corp.
2.88%, 8/15/41	17,000	11,716
5.00%, 8/15/46(c)	13,000	11,229
4.38%, 11/15/47	72,000	56,283
3.13%, 8/15/51	306,000	188,843
Weyerhaeuser Co.
6.95%, 10/1/27	20,000	20,602
4.00%, 11/15/29	140,000	137,170
4.00%, 4/15/30	99,000	96,471
7.38%, 3/15/32	47,000	52,616
3.38%, 3/9/33	78,000	70,497
4.00%, 3/9/52	40,000	30,067
Whirlpool Corp.
2.40%, 5/15/31	151,000	115,806
4.70%, 5/14/32	41,000	33,884
5.50%, 3/1/33	21,000	17,602
5.75%, 3/1/34	21,000	17,535
4.50%, 6/1/46	139,000	87,691
4.60%, 5/15/50	148,000	94,098
Whistler Pipeline LLC
5.70%, 9/30/31(e)	20,000	20,574
5.95%, 9/30/34(e)	34,000	34,816
Williams Cos., Inc.
3.75%, 6/15/27	90,000	89,570
5.30%, 8/15/28	55,000	56,010
4.90%, 3/15/29	70,000	70,665
4.80%, 11/15/29	3,000	3,024
3.50%, 11/15/30	70,000	66,625
7.50%, 1/15/31, Series A	119,000	132,658
2.60%, 3/15/31	107,000	97,099
8.75%, 3/15/32	68,000	80,925
4.65%, 8/15/32	70,000	69,278
5.65%, 3/15/33	55,000	56,927
5.15%, 3/15/34	73,000	73,200
6.30%, 4/15/40	115,000	122,335
5.80%, 11/15/43	35,000	34,738
5.40%, 3/4/44	88,000	83,481
5.75%, 6/24/44	59,000	58,419
4.90%, 1/15/45	93,000	82,617
5.10%, 9/15/45	90,000	82,622
4.85%, 3/1/48	70,000	60,953
3.50%, 10/15/51	479,000	332,365
5.30%, 8/15/52	67,000	61,416
5.80%, 11/15/54	79,000	77,349
Williams Scotsman, Inc.
4.63%, 8/15/28(e)	94,000	93,290
6.63%, 6/15/29(e)	64,000	65,642
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,124
4.50%, 9/15/28	35,000	34,967
2.95%, 9/15/29	50,000	47,487
5.35%, 5/15/33	55,000	55,768
5.05%, 9/15/48	49,000	43,415
3.88%, 9/15/49(c)	50,000	37,304
5.90%, 3/5/54(c)	70,000	69,539
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	108,000	93,005
Wilton RE Ltd.
6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(e)(f)	247,000	239,337
Windsor Holdings III LLC
8.50%, 6/15/30(e)	33,000	34,389
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/1/31(e)	50,000	52,809
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	19,033
5.00%, 5/15/29	22,000	22,365
4.75%, 9/30/32(c)	10,000	10,076
5.63%, 5/15/33	5,000	5,259
5.70%, 12/1/36	15,000	15,724
4.30%, 10/15/48	15,000	12,319
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,672
3.00%, 7/1/29	3,000	2,882
1.95%, 9/16/31	25,000	21,760
3.95%, 9/1/32	45,000	42,985
4.95%, 4/1/33	20,000	20,092
5.38%, 3/30/34	44,000	44,815
6.38%, 8/15/37	25,000	27,074
3.65%, 4/1/50	98,000	70,554
Wisconsin Public Service Corp.
4.75%, 11/1/44	35,000	31,265
3.30%, 9/1/49	159,000	108,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
2.85%, 12/1/51	$31,000	$19,145
WMG Acquisition Corp.
3.00%, 2/15/31(c)(e)	171,000	158,451
Wolverine World Wide, Inc.
4.00%, 8/15/29(c)(e)	22,000	20,786
Workday, Inc.
3.70%, 4/1/29	54,000	52,653
3.80%, 4/1/32	89,000	83,157
WP Carey, Inc.
4.25%, 10/1/26	37,000	36,995
3.85%, 7/15/29	25,000	24,468
2.40%, 2/1/31	36,000	32,372
2.45%, 2/1/32	25,000	21,899
2.25%, 4/1/33	30,000	25,132
WR Berkley Corp.
4.75%, 8/1/44	32,000	28,643
4.00%, 5/12/50	43,000	33,013
3.55%, 3/30/52	36,000	25,159
3.15%, 9/30/61	57,000	34,218
WR Grace Holdings LLC
5.63%, 8/15/29(e)	47,000	45,080
7.38%, 3/1/31(e)	14,000	14,115
6.63%, 8/15/32(e)	36,000	35,753
WRKCo, Inc.
4.90%, 3/15/29	372,000	374,786
WW Grainger, Inc.
4.60%, 6/15/45	38,000	33,959
3.75%, 5/15/46	55,000	43,097
4.20%, 5/15/47	26,000	21,524
Wyeth LLC
6.50%, 2/1/34	20,000	22,032
6.00%, 2/15/36	17,000	18,159
5.95%, 4/1/37	132,000	140,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(e)	37,000	37,077
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(e)	31,000	30,791
7.13%, 2/15/31(e)	41,000	43,349
Xcel Energy, Inc.
5.45%, 8/15/33	14,000	14,310
Xerox Corp.
13.50%, 4/15/31(e)	38,000	25,412
Xerox Holdings Corp.
5.50%, 8/15/28(e)	43,000	25,291
8.88%, 11/30/29(e)	179,000	80,632
XHR LP
4.88%, 6/1/29(e)	23,000	22,653
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(e)	79,000	78,552
7.25%, 1/15/29(c)(e)	18,000	18,763
XPO CNW, Inc.
6.70%, 5/1/34(c)	12,000	12,667
XPO, Inc.
7.13%, 6/1/31(c)(e)	18,000	18,596
7.13%, 2/1/32(e)	24,000	24,899
Xylem, Inc.
1.95%, 1/30/28	31,000	29,821
4.38%, 11/1/46	56,000	46,949
Yale-New Haven Health Services Corp.
2.50%, 7/1/50, Series 2020	3,000	1,766
Yum! Brands, Inc.
4.75%, 1/15/30(e)	33,000	32,567
4.63%, 1/31/32	45,000	43,273
6.88%, 11/15/37	13,000	14,305
5.35%, 11/1/43	11,000	10,486
Zayo Group Holdings, Inc.
9.25%, 3/9/30, PIK(e)	28,100	28,151
13.75%, 9/9/30, PIK(e)	36,188	35,973
Ziff Davis, Inc.
4.63%, 10/15/30(c)(e)	150,000	142,547
Zimmer Biomet Holdings, Inc.
5.35%, 12/1/28	9,000	9,186
2.60%, 11/24/31	182,000	163,339
5.20%, 9/15/34	59,000	59,135
5.75%, 11/30/39	13,000	13,177
4.45%, 8/15/45	37,000	32,026
Zoetis, Inc.
3.00%, 9/12/27	32,000	31,496
3.90%, 8/20/28	30,000	29,646
2.00%, 5/15/30	98,000	88,683
5.00%, 8/17/35(c)	57,000	56,387
4.70%, 2/1/43	20,000	17,855
3.95%, 9/12/47	45,000	35,149
4.45%, 8/20/48	103,000	85,864
3.00%, 5/15/50(c)	87,000	56,282
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(c)(e)	49,000	38,468
Total United States		415,223,961
TOTAL CORPORATE BONDS
(Cost: $552,471,390)		550,191,754
FOREIGN GOVERNMENT AGENCIES — 0.9%
Argentina — 0.0%
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(d)	82,000	59,336
6.63%, 9/1/37(a)(d)	175,212	140,854
Total Argentina		200,190
Canada — 0.1%
Export Development Canada
4.38%, 6/29/26	160,000	160,067
3.00%, 5/25/27	55,000	54,443
3.88%, 2/14/28(c)	70,000	69,818
4.13%, 2/13/29	70,000	70,100
Province of Alberta
3.30%, 3/15/28	65,000	64,126
1.30%, 7/22/30	51,000	45,398
4.50%, 1/24/34	26,000	25,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Province of British Columbia
2.25%, 6/2/26	$799,000	$799,000
Province of Manitoba Canada
2.13%, 6/22/26	51,000	50,950
1.50%, 10/25/28	73,000	68,593
4.30%, 7/27/33	21,000	20,646
Province of Ontario
1.13%, 10/7/30	132,000	115,850
Province of Quebec
2.75%, 4/12/27	26,000	25,732
3.63%, 4/13/28	72,000	71,407
4.50%, 4/3/29	77,000	77,725
7.50%, 9/15/29(c)	31,000	34,089
1.35%, 5/28/30	31,000	27,746
1.90%, 4/21/31	21,000	18,809
4.50%, 9/8/33	31,000	30,941
Total Canada		1,831,424
China — 0.1%
China Development Bank
2.00%, 2/16/27(d)	400,000	393,946
Export-Import Bank of China
3.25%, 11/28/27(d)	238,000	234,828
Total China		628,774
France — 0.1%
Caisse d'Amortissement de la Dette Sociale
4.25%, 1/24/27(e)	600,000	600,847
1.38%, 1/20/31(e)	217,000	189,833
Total France		790,680
Hong Kong — 0.1%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(d)(f)	665,000	640,679
4.88%, 1/12/33(e)	200,000	204,706
Total Hong Kong		845,385
India — 0.0%
Export-Import Bank of India
3.88%, 2/1/28(d)	271,000	267,820
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(d)	288,000	289,180
5.40%, 11/15/28(d)	485,000	497,131
4.70%, 6/6/32(d)	500,000	495,951
Total Indonesia		1,282,262
Japan — 0.1%
Japan Bank for International Cooperation
2.25%, 11/4/26, Series DTC	569,000	564,979
2.75%, 11/16/27	686,000	672,199
2.13%, 2/16/29	104,000	98,435
Japan International Cooperation Agency
4.00%, 5/23/28	200,000	199,278
Total Japan		1,534,891
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd
2.07%, 4/28/31(d)	250,000	226,568
Mexico — 0.0%
Eagle Funding Luxco SARL
5.50%, 8/17/30(d)	479,000	481,895
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 1/31/29(d)	515,000	521,523
Poland — 0.0%
Bank Gospodarstwa Krajowego
5.75%, 7/9/34(d)	401,000	417,302
South Korea — 0.2%
Export-Import Bank of Korea
4.63%, 1/11/34	200,000	200,244
Korea Development Bank
1.00%, 9/9/26	612,000	606,743
Korea Electric Power Corp.
5.38%, 7/31/26(d)	200,000	200,319
Korea Gas Corp.
2.88%, 7/16/29(d)	201,000	192,589
Korea Housing Finance Corp.
5.38%, 11/15/26(d)	200,000	201,036
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 7/25/27(d)	200,000	197,384
Korea National Oil Corp.
3.38%, 3/27/27(d)	324,000	321,545
Total South Korea		1,919,860
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	200,000	197,317
5.30%, 5/11/37(b)	55,000	31,958
Total Sweden		229,275
United Arab Emirates — 0.1%
Finance Department Government of Sharjah
6.50%, 11/23/32(e)	304,000	315,077
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(d)	257,000	241,752
Total United Arab Emirates		556,829
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $11,557,873)		11,734,678
FOREIGN GOVERNMENT OBLIGATIONS — 4.9%
Angola — 0.0%
Angolan Government International Bonds
9.13%, 11/26/49(d)	228,000	218,460
Argentina — 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	135,800	122,693
0.75%, 7/9/30(a)	811,440	708,109
4.13%, 7/9/35(a)	1,266,000	977,535
5.00%, 1/9/38(a)	703,000	566,049
3.50%, 7/9/41(a)	444,000	318,625
4.13%, 7/9/46(a)	81,068	59,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Bonos Para La Reconstruccion De Una Argentina Libre
5.00%, 10/31/27	$150,000	$145,109
Total Argentina		2,897,788
Azerbaijan — 0.0%
Republic of Azerbaijan International Bonds
3.50%, 9/1/32(d)	150,000	140,755
Bahrain — 0.2%
Bahrain Government International Bonds
7.00%, 10/12/28(d)	1,750,000	1,773,131
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 8/20/30(d)	200,000	181,149
Brazil — 0.2%
Brazilian Government International Bonds
3.88%, 6/12/30	1,714,000	1,637,821
5.63%, 1/7/41	102,000	94,345
5.00%, 1/27/45	500,000	400,641
Total Brazil		2,132,807
Canada — 0.0%
Canada Government International Bonds
3.75%, 4/26/28	370,000	368,341
Chile — 0.1%
Chile Government International Bonds
2.55%, 1/27/32(c)	200,000	178,206
3.50%, 1/31/34	200,000	182,108
4.95%, 1/5/36	724,817	718,867
3.50%, 4/15/53	555,000	392,730
Total Chile		1,471,911
China — 0.0%
China Government International Bonds
1.75%, 10/26/31(d)	518,000	467,395
Colombia — 0.1%
Colombia Government International Bonds
7.50%, 2/2/34	603,000	627,453
5.00%, 6/15/45	600,000	452,875
Total Colombia		1,080,328
Costa Rica — 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	200,000	206,792
5.63%, 4/30/43(d)	200,000	191,388
Total Costa Rica		398,180
Dominican Republic — 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(d)	500,000	502,991
5.88%, 1/30/60(d)	439,000	384,710
Total Dominican Republic		887,701
Ecuador — 0.0%
Ecuador Government International Bonds
5.00%, 7/31/40(a)(d)	103,000	86,600
Egypt — 0.1%
Egypt Government International Bonds
8.63%, 2/4/30(d)	207,000	222,092
5.88%, 2/16/31(d)	907,000	886,710
7.30%, 9/30/33(d)	200,000	199,662
Total Egypt		1,308,464
El Salvador — 0.0%
El Salvador Government International Bonds
7.65%, 6/15/35(d)	51,000	52,392
7.12%, 1/20/50(d)	160,000	145,994
Total El Salvador		198,386
Ghana — 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(a)(d)	17,500	17,351
4.78%, 1/3/30(b)(d)	51,344	46,173
5.00%, 7/3/35(a)(d)	167,000	156,600
1.50%, 1/3/37(d)	166,000	98,942
Total Ghana		319,066
Guatemala — 0.1%
Guatemala Government Bonds
5.25%, 8/10/29(d)	276,000	277,392
7.05%, 10/4/32(d)	288,000	312,688
Total Guatemala		590,080
Honduras — 0.0%
Honduras Government International Bonds
5.63%, 6/24/30(d)	150,000	148,438
Hong Kong — 0.1%
Hong Kong Government International Bonds
4.50%, 1/11/28(e)	725,000	730,417
Hungary — 0.1%
Hungary Government International Bonds
5.50%, 6/16/34(d)	803,000	813,744
7.63%, 3/29/41	92,000	108,358
Total Hungary		922,102
Indonesia — 0.3%
Indonesia Government International Bonds
1.85%, 3/12/31	363,000	318,219
4.65%, 9/20/32	1,682,000	1,657,921
4.85%, 1/11/33	352,000	348,663
8.50%, 10/12/35(d)	513,000	631,196
4.35%, 1/11/48	319,000	263,641
3.20%, 9/23/61	1,254,000	773,822
Total Indonesia		3,993,462
Israel — 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	184,594
4.50%, 1/17/33(c)	750,000	723,869
State of Israel
3.38%, 1/15/50	1,185,000	789,772
Total Israel		1,698,235
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200,000	190,845
5.38%, 6/15/33	188,000	195,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
4.00%, 10/17/49	$200,000	$152,113
3.88%, 5/6/51	200,000	146,587
Total Italy		685,176
Ivory Coast — 0.0%
Ivory Coast Government International Bonds
7.63%, 1/30/33(d)	200,000	214,059
6.13%, 6/15/33(d)	233,000	232,399
Total Ivory Coast		446,458
Jamaica — 0.0%
Jamaica Government International Bonds
8.00%, 3/15/39	148,000	176,051
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 7/7/30(d)	439,000	443,336
Kazakhstan — 0.0%
Kazakhstan Government International Bonds
6.50%, 7/21/45(d)	200,000	218,474
Kenya — 0.0%
Republic of Kenya Government International Bonds
9.50%, 3/5/36(d)	226,000	236,287
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 3/20/27(d)	645,000	641,446
4.65%, 10/9/35(d)	225,000	219,503
Total Kuwait		860,949
Mexico — 0.6%
Mexico Government International Bonds
2.66%, 5/24/31	710,000	629,135
8.30%, 8/15/31(c)	85,000	99,500
7.50%, 4/8/33	54,000	61,250
6.75%, 9/27/34	88,000	93,546
6.35%, 2/9/35	2,380,000	2,435,340
6.63%, 1/29/38	850,000	870,688
6.05%, 1/11/40	376,000	368,328
4.75%, 3/8/44	2,204,000	1,784,284
5.55%, 1/21/45	88,000	79,711
6.34%, 5/4/53	1,016,000	952,342
3.77%, 5/24/61	442,000	266,147
3.75%, 4/19/71	398,000	229,288
5.75%, 10/12/10	262,000	214,353
Total Mexico		8,083,912
Mongolia — 0.0%
Mongolia Government International Bonds
8.65%, 1/19/28(d)	200,000	210,749
Morocco — 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(d)	200,000	204,350
3.00%, 12/15/32(d)	200,000	175,035
Total Morocco		379,385
Nigeria — 0.1%
Nigeria Government International Bonds
7.88%, 2/16/32(d)	222,000	235,187
7.70%, 2/23/38(d)	415,000	430,617
Total Nigeria		665,804
Oman — 0.1%
Oman Government International Bonds
6.25%, 1/25/31(d)	506,000	536,644
6.75%, 1/17/48(d)	200,000	218,878
Total Oman		755,522
Panama — 0.2%
Panama Government International Bonds
2.25%, 9/29/32	200,000	168,522
6.40%, 2/14/35	1,973,000	2,098,703
6.88%, 1/31/36(c)	265,000	290,084
4.50%, 5/15/47(c)	200,000	165,261
3.87%, 7/23/60	452,000	309,808
Total Panama		3,032,378
Paraguay — 0.0%
Paraguay Government International Bonds
6.00%, 2/9/36(d)	281,000	295,506
Peru — 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,768,000	1,533,699
6.55%, 3/14/37	381,000	420,384
2.78%, 12/1/60	623,000	340,418
3.23%, 7/28/21	254,000	139,516
Total Peru		2,434,017
Philippines — 0.3%
Philippines Government International Bonds
5.61%, 4/13/33	621,000	642,734
5.00%, 1/13/37	1,807,000	1,757,447
3.95%, 1/20/40	985,000	836,164
2.65%, 12/10/45	678,000	431,168
Total Philippines		3,667,513
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	210,000	213,764
4.63%, 3/18/29	104,000	105,006
5.75%, 11/16/32	31,000	32,652
4.88%, 10/4/33	51,000	51,044
5.13%, 9/18/34	41,000	41,208
5.50%, 4/4/53	153,000	142,462
5.50%, 3/18/54	407,000	377,727
Total Poland		963,863
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 4/16/30(d)	902,000	882,562
9.75%, 6/15/30(e)	87,000	104,003
6.40%, 1/20/40(e)	108,000	121,468
5.10%, 4/23/48(d)	684,000	656,020
Total Qatar		1,764,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Romania — 0.1%
Romania Government International Bonds
5.88%, 1/30/29(d)	$184,000	$187,299
6.00%, 5/25/34(d)	580,000	578,158
6.13%, 1/22/44(c)(d)	138,000	130,612
Total Romania		896,069
Saudi Arabia — 0.3%
Saudi Government International Bonds
2.25%, 2/2/33(d)	3,450,000	2,942,854
4.88%, 7/18/33(d)	850,000	849,592
4.50%, 10/26/46(d)	449,000	376,232
Total Saudi Arabia		4,168,678
Senegal — 0.0%
Senegal Government International Bonds
6.25%, 5/23/33(d)	200,000	105,133
Serbia — 0.0%
Serbia International Bonds
6.25%, 5/26/28(d)	200,000	205,117
6.00%, 6/12/34(d)	200,000	205,406
Total Serbia		410,523
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	448,000	461,533
7.25%, 12/11/55(d)	416,000	410,910
Total South Africa		872,443
South Korea — 0.0%
Korea International Bonds
1.00%, 9/16/30	200,000	175,113
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.10%, 1/15/30(a)(d)	100,000	98,174
3.35%, 3/15/33(a)(d)	188,434	173,249
Total Sri Lanka		271,423
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
7.25%, 2/24/27(d)	443,000	451,109
Turkiye Government International Bonds
5.25%, 3/13/30	2,972,000	2,876,537
5.88%, 6/26/31	200,000	195,135
4.88%, 4/16/43	100,000	73,754
5.75%, 5/11/47	224,000	176,726
Total Turkey		3,773,261
Ukraine — 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(e)	15,406	10,820
Zero coupon, 2/1/34(a)(e)	57,572	30,731
4.50%, 2/1/34(a)(e)	211,022	144,597
Zero coupon, 2/1/35(a)(e)	48,652	28,329
4.50%, 2/1/35(a)(e)	70,511	47,696
Zero coupon, 2/1/36(a)(e)	40,544	23,538
4.50%, 2/1/36(a)(e)	70,511	46,929
Total Ukraine		332,640
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	1,200,000	1,145,734
5.00%, 4/30/34(d)	201,000	205,527
3.13%, 9/30/49(d)	200,000	136,327
3.88%, 4/16/50(d)	200,000	154,646
Emirate of Dubai Government International Bonds
5.25%, 1/30/43(d)	200,000	190,963
UAE International Government Bonds
2.00%, 10/19/31(d)	200,000	177,204
2.88%, 10/19/41(d)	356,000	264,254
Total United Arab Emirates		2,274,655
Uruguay — 0.2%
Uruguay Government International Bonds
5.75%, 10/28/34	1,916,813	2,013,371
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 2/20/29(d)	200,000	201,539
Zambia — 0.0%
Zambia Government International Bonds
5.75%, 6/30/33(a)(d)	41,717	41,474
0.50%, 12/31/53(d)	52,000	41,435
Total Zambia		82,909
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $61,281,574)		62,910,386
SUPRANATIONAL BONDS — 0.6%
African Development Bank
4.38%, 11/3/27	159,000	159,830
Asian Development Bank
1.75%, 8/14/26	17,000	16,931
4.13%, 1/12/27	101,000	101,166
1.50%, 1/20/27	72,000	70,943
6.22%, 8/15/27	6,000	6,130
3.13%, 8/20/27	92,000	91,084
2.50%, 11/2/27	133,000	130,282
2.75%, 1/19/28	36,000	35,294
3.75%, 4/25/28	172,000	171,184
1.25%, 6/9/28	11,000	10,415
3.13%, 9/26/28	15,000	14,705
4.38%, 3/6/29	72,000	72,592
1.88%, 1/24/30	41,000	37,936
0.75%, 10/8/30	4,000	3,467
1.50%, 3/4/31	21,000	18,624
3.13%, 4/27/32	21,000	19,789
4.00%, 1/12/33	41,000	40,346
3.88%, 6/14/33	41,000	39,960
4.13%, 1/12/34	100,000	98,674
Asian Infrastructure Investment Bank
4.88%, 9/14/26	41,000	41,122
3.75%, 9/14/27	41,000	40,868
4.13%, 1/18/29	62,000	62,116
4.25%, 3/13/34	126,000	125,122
Central American Bank for Economic Integration
3.75%, 1/22/29(d)	425,000	419,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Corp. Andina de Fomento
4.63%, 1/15/36	$119,000	$117,105
Council Of Europe Development Bank
4.63%, 6/11/27	70,000	70,450
European Bank for Reconstruction & Development
4.38%, 3/9/28	62,000	62,371
4.13%, 1/25/29	12,000	12,018
4.25%, 3/13/34	321,000	318,386
European Investment Bank
0.63%, 10/21/27	21,000	20,066
3.25%, 11/15/27	482,000	477,075
3.88%, 3/15/28	103,000	102,771
4.50%, 10/16/28	488,000	493,085
4.00%, 2/15/29	103,000	102,865
1.75%, 3/15/29(c)	13,000	12,218
1.63%, 10/9/29	170,000	157,024
0.88%, 5/17/30	21,000	18,539
3.63%, 7/15/30	82,000	80,499
0.75%, 9/23/30	11,000	9,552
1.25%, 2/14/31	82,000	71,964
1.63%, 5/13/31	11,000	9,769
3.75%, 2/14/33(c)	103,000	99,892
4.13%, 2/13/34	82,000	80,856
4.88%, 2/15/36	21,000	21,711
Inter-American Development Bank
4.13%, 2/15/29	45,000	45,074
4.50%, 2/15/30	135,000	136,788
3.20%, 8/7/42(c)	335,000	268,934
International Bank for Reconstruction & Development
3.13%, 6/15/27	173,000	171,541
0.75%, 11/24/27	623,000	594,095
3.50%, 7/12/28	572,000	565,995
4.00%, 1/10/31	103,000	102,396
1.63%, 11/3/31	103,000	90,249
4.75%, 11/14/33	62,000	63,649
5.06%, 2/28/39	414,000	410,187
International Development Association
0.75%, 6/10/27(d)	41,000	39,662
4.38%, 11/27/29(e)	173,000	174,325
International Finance Corp.
0.75%, 10/8/26	268,000	265,111
IsDB Trust Services No. 2 SARL
3.21%, 4/28/27(d)	708,000	702,588
TOTAL SUPRANATIONAL BONDS
(Cost: $7,811,868)		7,797,119
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
United States — 3.5%
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	594,680
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,859,660
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(a)	410,000	364,908
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	642,959
3.79%, 4/15/65, Series 2022-BNK41, Class A4*(a)	700,000	660,873
Bank of America Merrill Lynch Commercial Mortgage Trust
3.88%, 2/15/50, Series 2017-BNK3, Class B*(a)	994,000	979,562
Barclays Commercial Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	375,423
3.06%, 11/15/52, Series 2019-C5, Class A4	1,400,000	1,330,127
BBCMS Mortgage Trust
4.44%, 9/15/55, Series 2022-C17, Class A5	650,000	631,955
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,634,275
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,828,120
4.44%, 5/15/55, Series 2022-B35, Class A5*(a)	2,180,934	2,101,471
5.75%, 11/15/55, Series 2022-B37, Class A5*(a)	500,000	521,989
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	197,661
Cantor Commercial Real Estate Lending
3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	188,673
Citigroup Commercial Mortgage Trust
2.92%, 2/15/53, Series 2020-GC46, Class AS*(a)	119,000	108,261
COMM Mortgage Trust
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	554,986
CSAIL Commercial Mortgage Trust
3.48%, 3/15/53, Series 2020-C19, Class B*(a)	425,000	350,525
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	609,737	606,992
3.19%, 7/25/27, Series K067, Class A2	750,000	742,071
3.24%, 8/25/27, Series K068, Class A2	140,000	138,496
1.47%, 9/25/27, Series K740, Class A2	500,000	483,676
3.19%, 9/25/27, Series K069, Class A2*(a)	52,926	52,259
3.29%, 11/25/27, Series K071, Class A2	500,000	493,470
3.35%, 1/25/28, Series K073, Class A2	500,000	493,352
3.93%, 6/25/28, Series K079, Class A2	804,000	797,361
3.90%, 8/25/28, Series K081, Class A2*(a)	200,000	198,142
4.74%, 8/25/28, Series K508, Class A2*(a)	500,000	503,319
4.80%, 9/25/28, Series K507, Class A2*(a)	500,000	503,971
4.85%, 9/25/28, Series K509, Class A2	500,000	504,480
4.86%, 10/25/28, Series K511, Class A2	500,000	504,758
5.40%, 1/25/29, Series K518, Class A2	265,000	271,098
3.42%, 2/25/29, Series K090, Class A2	1,000,000	976,962
3.29%, 3/25/29, Series K153, Class A2*(a)	500,000	486,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
3.51%, 3/25/29, Series K091, Class A2	$1,000,000	$978,695
2.51%, 7/25/29, Series K097, Class A2	500,000	473,504
4.41%, 1/25/30, Series K539, Class A2*(a)	500,000	500,109
4.40%, 4/25/30, Series K542, Class A2	500,000	499,989
4.33%, 6/25/30, Series K543, Class A2*(a)	500,000	498,643
1.38%, 7/25/30, Series K116, Class A2	1,000,000	889,484
1.50%, 10/25/30, Series K120, Class A2	1,000,000	886,658
1.55%, 10/25/30, Series K121, Class A2	500,000	444,062
2.11%, 1/25/31, Series K127, Class A2	1,000,000	905,460
3.86%, 6/25/31, Series KF115, Class AS, (3.86% fixed rate until ; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(a)	209,552	208,143
4.46%, 8/25/31, Series K757, Class A2	500,000	499,883
2.13%, 11/25/31, Series K136, Class A2	1,000,000	889,457
3.88%, 12/25/31, Series KF128, Class AS, (3.88% fixed rate until ; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(a)	124,814	123,962
2.25%, 1/25/32, Series K140, Class A2	1,000,000	891,199
2.59%, 1/25/32, Series K139, Class A2*(a)	1,200,000	1,090,081
2.25%, 2/25/32, Series K141, Class A2	1,000,000	891,368
3.42%, 4/25/32, Series K154, Class A2	1,000,000	971,994
2.92%, 6/25/32, Series K146, Class A2	1,000,000	918,313
3.00%, 6/25/32, Series K147, Class A2*(a)	1,500,000	1,382,803
3.50%, 7/25/32, Series K148, Class A2*(a)	1,000,000	946,899
3.53%, 8/25/32, Series K149, Class A2	500,000	473,899
4.35%, 1/25/33, Series K154, Class A2*(a)	310,000	306,680
4.90%, 10/25/33, Series K-161, Class A2*(a)	500,000	509,599
5.15%, 12/25/33, Series K-162, Class A2*(a)	500,000	516,984
1.94%, 2/25/35, Series K1515, Class A2	480,000	389,618
2.36%, 10/25/36, Series K1522, Class A2	250,000	201,135
Federal National Mortgage Association-Aces
3.75%, 9/25/30, Series 2018-M13, Class A2*(a)	458,859	448,608
FREMF Mortgage Trust
4.20%, 6/25/51, Series 2018-K76, Class B*(a)(e)	205,000	202,792
JPMDB Commercial Mortgage Securities Trust
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	658,723
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B*(a)	200,000	187,468
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	979,462
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,870,604
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4*(a)	412,451	407,350
Wells Fargo Commercial Mortgage Trust
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	99,723
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $44,251,480)		44,826,768
MUNICIPAL BONDS — 0.3%
United States — 0.3%
Metropolitan Transportation Authority
6.81%, 11/15/40, Series E	645,000	710,109
New Jersey Turnpike Authority
7.10%, 1/1/41, Series A	195,000	222,058
Port Authority of New York & New Jersey
4.93%, 10/1/51	965,000	886,714
State of California
7.55%, 4/1/39	275,000	327,659
State of Connecticut
5.85%, 3/15/32, Series A	1,330,000	1,405,489
TOTAL MUNICIPAL BONDS
(Cost: $3,703,105)		3,552,029
ASSET-BACKED SECURITIES — 2.8%
United States — 2.8%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,021,227
4.80%, 5/15/30, Series 2023-2, Class A	1,800,000	1,818,431
Carmax Auto Owner Trust
4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,237
CarMax Auto Owner Trust
5.50%, 1/16/29, Series 2024-2, Class A3	914,151	922,040
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	963,470
5.08%, 9/15/30, Series 2023-A2, Class A	3,725,000	3,791,449
CNH Equipment Trust
5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	3,978,054
Exeter Automobile Receivables Trust
4.38%, 6/15/28, Series 2025-5A, Class A2	736,493	737,036
5.57%, 9/15/28, Series 2024-3A, Class B	214,187	214,341
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	755,571
First Investors Auto Owner Trust
4.31%, 12/15/28, Series 2025-1A, Class A2(e)	1,182,192	1,183,066
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,796,764
3.88%, 11/15/34, Series 2022-1, Class A(e)	600,000	598,559
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,230,629
GM Financial Automobile Leasing Trust
4.58%, 5/22/28, Series 2025-2, Class A3	875,000	878,454
GM Financial Revolving Receivables Trust
1.17%, 6/12/34, Series 2021-1, Class A(e)	630,000	625,119
Harley-Davidson Motorcycle Trust
4.67%, 4/15/30, Series 2025-A, Class A3	1,260,000	1,266,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

Investments	Principal Amount	Value
Honda Auto Receivables Owner Trust
5.21%, 7/18/30, Series 2024-2, Class A4	$650,000	$658,230
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	650,000	655,016
Mercedes-Benz Auto Receivables Trust
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	572,663
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,104,573
Nissan Auto Receivables Owner Trust
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	309,404
4.35%, 9/15/31, Series 2024-B, Class A4	1,500,000	1,502,577
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	56,580	56,614
4.49%, 8/15/29, Series 2022-3, Class C	147,709	147,770
6.40%, 3/17/31, Series 2023-6, Class C	500,000	513,445
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	585,000	586,110
4.49%, 5/15/31, Series 2025-A2, Class A	2,125,000	2,129,769
Toyota Auto Receivables Owner Trust
3.86%, 9/16/30, Series 2026-A, Class A3	2,800,000	2,773,540
Verizon Master Trust
5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	368,963
World Omni Auto Receivables Trust
4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,161,460
TOTAL ASSET-BACKED SECURITIES
(Cost: $36,414,677)		36,492,501
	Shares
WARRANTS — 0.0%
United States — 0.0%
RRD Parent, Inc., expiring 1/1/35^†
(Cost: $0)	11	74,250
MUTUAL FUND — 1.6%
United States — 1.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(h)
(Cost: $20,644,670)	20,644,670	20,644,670
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
United States — 1.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(h)	4,238,076	4,238,076
WisdomTree Treasury Money Market Digital Fund, 3.38%(h)(i)	11,600,000	11,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $15,838,076)		15,838,076
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $1,300,173,736)		1,295,094,681
Other Liabilities less Assets — (0.5)%		(6,859,457)
NET ASSETS — 100.0%		$1,288,235,224

†	Non-income producing security.
*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $74,250, which represents 0.0% of net assets.
(a)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2026.
(c)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $52,164,510 and the total market value of the collateral held by the Fund was $54,118,895. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,280,819.
(d)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	The security has a perpetual maturity; the date displayed is the next call date.
(g)	Security is in default on interest payments.
(h)	Rate shown represents annualized 7-day yield as of May 31, 2026.
(i)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$7,900,000	$156,200,000	$152,500,000	$—	$—	$11,600,000	$249,278

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	21	9/30/26	$(4,337,812)	$(9,029)
U.S. Treasury Ultra Long Term Bond	100	9/21/26	(11,440,625)	(162,723)
			$(15,778,437)	$(171,752)
Long Exposure
10 Year U.S. Treasury Note	387	9/21/26	$42,503,484	$163,431
5 Year U.S. Treasury Note	96	9/30/26	10,292,250	34,139
U.S. Treasury Long Bond	94	9/21/26	10,548,563	141,196
Ultra 10 Year U.S. Treasury Note	89	9/21/26	$9,974,953	$95,590
			$73,319,250	$434,356
Total - Net			$57,540,813	$262,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$222,763,211	$–		$222,763,211
U.S. Government Obligations	–	318,269,239	–		318,269,239
Corporate Bonds	–	550,191,754	–		550,191,754
Foreign Government Agencies	–	11,734,678	–		11,734,678
Foreign Government Obligations	–	62,910,386	–		62,910,386
Supranational Bonds	–	7,797,119	–		7,797,119
Commercial Mortgage-Backed Securities	–	44,826,768	–		44,826,768
Municipal Bonds	–	3,552,029	–		3,552,029
Asset-Backed Securities	–	36,492,501	–		36,492,501
Warrants	–	–	74,250	*	74,250
Mutual Fund	–	20,644,670	–		20,644,670
Investment of Cash Collateral for Securities Loaned	–	15,838,076	–		15,838,076
Total Investments in Securities	$–	$1,295,020,431	$74,250		$1,295,094,681
Financial Derivative Instruments
Futures Contracts[1]	$434,356	$–	$–		$434,356
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(171,752)	$–	$–		$(171,752)
Total - Net	$262,604	$1,295,020,431	$74,250		$1,295,357,285

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 14.2%
Federal Farm Credit Bank — 0.8%
5.15%, 2/17/39	$3,000,000	$2,945,163
1.95%, 8/13/40	1,300,000	885,342
4.95%, 3/11/41	3,000,000	2,924,598
Total Federal Farm Credit Bank		6,755,103
Federal Home Loan Bank — 0.9%
5.63%, 3/14/36	1,135,000	1,228,863
5.50%, 7/15/36	6,315,000	6,812,752
Total Federal Home Loan Bank		8,041,615
Federal Home Loan Mortgage Corp. — 2.4%
3.00%, 5/1/30	48,998	48,449
4.00%, 11/1/33	13	13
2.00%, 10/1/35	69,720	64,533
6.50%, 3/1/36	50,500	52,134
2.00%, 2/1/37	195,506	179,548
5.00%, 6/1/37	739	749
3.50%, 7/1/38	16,557	15,892
4.67%, 11/15/38, Series 1(a)	3,727,000	2,026,719
4.93%, 11/15/38(a)	2,820,000	1,545,666
5.50%, 2/1/40	3,239	3,348
5.00%, 3/1/41	72,690	73,665
5.50%, 6/1/41	1,444	1,489
5.00%, 7/1/41	2,760	2,799
3.50%, 1/1/44	56,268	53,041
3.50%, 8/1/45	233,612	217,895
4.00%, 9/1/45	32,017	30,738
4.00%, 10/1/45	35,216	33,852
4.00%, 12/1/45	63,115	60,594
3.00%, 6/1/46	30,730	27,641
3.00%, 9/1/46	93,895	85,614
3.00%, 10/1/46	38,505	34,764
3.50%, 11/1/46	7,332	6,796
4.00%, 1/1/47	60,483	57,754
3.50%, 4/1/47	84,820	78,382
4.00%, 5/1/47	35,526	33,918
3.50%, 9/1/47	83,873	77,603
4.00%, 10/1/47	69,027	65,818
4.50%, 10/1/47	22,628	22,170
3.50%, 11/1/47	111,596	103,125
4.00%, 9/1/48	35,458	33,707
5.00%, 3/1/49	8,179	8,219
4.50%, 5/1/49	40,728	39,742
4.00%, 6/1/49	20,099	19,165
4.00%, 7/1/49	338,164	321,721
4.50%, 7/1/49	20,898	20,392
3.50%, 8/1/49	220,245	203,154
5.00%, 10/1/49	179,732	180,390
5.50%, 10/1/49	142,036	145,598
3.00%, 5/1/50	14,049	12,443
3.00%, 5/1/50	28,425	25,247
2.50%, 6/1/50	65,219	55,520
2.50%, 7/1/50	92,272	79,049
2.00%, 9/1/50	1,408,691	1,142,077
2.50%, 10/1/50	175,336	150,459
2.00%, 1/1/51	112,373	90,987
2.50%, 1/1/51	850,863	714,377
1.50%, 2/1/51	313,996	241,641
1.50%, 4/1/51	388,684	298,582
2.00%, 4/1/51	638,803	516,627
2.50%, 4/1/51	37,285	31,265
2.50%, 9/1/51	147,564	125,488
2.50%, 9/1/51	705,834	595,857
1.50%, 10/1/51	104,891	80,552
3.50%, 10/1/51	75,902	69,522
2.00%, 11/1/51	116,512	93,914
2.00%, 12/1/51	348,876	281,148
2.50%, 12/1/51	83,923	70,414
2.00%, 1/1/52	88,226	71,053
2.50%, 1/1/52	253,036	213,518
3.50%, 1/1/52	51,761	47,398
2.50%, 2/1/52	279,424	237,287
2.00%, 3/1/52	371,417	302,735
2.00%, 3/1/52	1,082,727	874,414
2.50%, 4/1/52	64,124	54,331
2.50%, 4/1/52	599,086	507,019
2.00%, 5/1/52	253,300	206,834
2.50%, 5/1/52	145,946	123,007
2.00%, 6/1/52	171,966	138,940
3.00%, 6/1/52	268,842	237,403
3.50%, 6/1/52	71,763	65,365
3.00%, 7/1/52	39,955	35,011
4.50%, 7/1/52	37,224	36,014
4.00%, 8/1/52	19,559	18,393
4.50%, 8/1/52	38,003	36,765
4.50%, 8/1/52	223,111	215,844
4.00%, 9/1/52	58,967	55,497
4.50%, 9/1/52	62,214	60,181
4.50%, 9/1/52	155,024	149,947
4.50%, 9/1/52	192,919	186,623
5.00%, 9/1/52	18,345	18,221
5.00%, 9/1/52	41,761	41,570
4.50%, 10/1/52	19,803	19,137
4.50%, 10/1/52	166,714	161,392
5.00%, 10/1/52	117,296	116,471
5.00%, 11/1/52	113,621	112,822
3.50%, 12/1/52	36,995	33,696
4.50%, 12/1/52	136,371	131,890
5.00%, 12/1/52	19,464	19,327
4.00%, 1/1/53	20,368	19,147
4.50%, 1/1/53	56,636	54,780
4.50%, 1/1/53	78,296	75,730
5.00%, 2/1/53	145,714	144,552
5.50%, 3/1/53	42,083	42,523
5.00%, 4/1/53	233,075	230,965
5.00%, 5/1/53	39,655	39,316
5.00%, 6/1/53	77,512	76,725
5.50%, 6/1/53	17,410	17,562
5.50%, 8/1/53	17,818	17,969
5.00%, 9/1/53	245,201	243,104
5.50%, 9/1/53	255,467	257,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
6.00%, 9/1/53	$165,368	$169,414
6.50%, 9/1/53	48,737	50,618
6.00%, 10/1/53	87,739	89,918
6.50%, 10/1/53	22,475	23,342
4.50%, 11/1/53	70,002	67,629
5.50%, 11/1/53	513,881	518,617
6.00%, 11/1/53	40,330	41,990
6.00%, 11/1/53	275,218	281,907
6.50%, 11/1/53	103,894	107,905
6.00%, 12/1/53	26,788	27,437
6.50%, 12/1/53	77,416	80,404
6.50%, 1/1/54	128,684	133,651
6.00%, 7/1/54	20,199	20,781
6.00%, 7/1/54	34,015	34,830
6.00%, 8/1/54	243,386	248,868
6.50%, 8/1/54	16,173	16,996
6.00%, 9/1/54	552,701	565,099
5.00%, 11/1/54	46,999	46,547
5.00%, 12/1/54	144,495	143,500
5.50%, 12/1/54	396,114	398,836
5.50%, 3/1/55	619,451	626,935
5.50%, 6/1/55	22,749	23,034
6.00%, 7/1/55	759,435	775,471
6.50%, 7/1/55	170,759	177,434
Total Federal Home Loan Mortgage Corp.		21,071,374
Federal National Mortgage Association — 4.3%
2.50%, 11/1/30	77,351	75,230
2.50%, 1/1/32	221,732	215,276
3.00%, 5/1/32	71,960	69,654
6.00%, 12/1/32	55,845	56,586
2.50%, 1/1/33	76,400	74,374
5.50%, 10/1/35	13,462	13,844
2.00%, 12/1/36	23,261	21,373
5.50%, 4/1/37	59,505	60,896
5.63%, 7/15/37	5,358,000	5,823,703
5.50%, 1/1/38	13,274	13,565
5.00%, 5/1/38	4,801	4,862
5.50%, 6/1/38	38,198	39,343
6.21%, 8/6/38	1,170,000	1,335,602
5.50%, 11/1/38	935	963
5.00%, 9/1/39	81,539	82,548
6.00%, 7/1/41	146,381	152,892
4.00%, 10/1/41	322,009	312,829
4.00%, 11/1/41	32,629	31,639
4.50%, 1/1/42	66,655	66,216
6.00%, 1/1/42	113,011	118,017
4.00%, 9/1/42	117,977	114,720
2.50%, 2/1/43	107,529	95,689
3.50%, 7/1/43	202,047	190,745
3.00%, 8/1/43	118,513	108,435
3.00%, 8/1/43	119,809	109,112
3.00%, 9/1/43	133,132	121,246
4.50%, 9/1/43	9,791	9,727
3.50%, 10/1/43	77,863	73,318
4.50%, 5/1/44	14,599	14,404
4.00%, 6/1/44	22,973	22,153
4.00%, 7/1/44	5,065	4,852
4.50%, 2/1/45	24,749	24,419
3.50%, 6/1/45	2,058	1,912
4.00%, 6/1/45	141,798	135,841
4.00%, 9/1/45	26,688	25,623
3.00%, 12/1/45	30,600	27,687
4.00%, 1/1/46	52,746	50,726
3.50%, 2/1/46	20,849	19,421
3.00%, 6/1/46	25,564	22,965
4.00%, 7/1/46	24,255	23,133
2.50%, 9/1/46	12,398	10,717
2.50%, 10/1/46	15,964	13,799
3.00%, 10/1/46	44,015	39,633
3.00%, 10/1/46	104,905	94,241
3.00%, 11/1/46	56,913	51,248
2.50%, 12/1/46	28,053	24,249
3.00%, 12/1/46	74,777	67,183
3.50%, 12/1/46	291,437	269,805
2.50%, 1/1/47	36,369	31,438
3.50%, 1/1/47	75,592	69,981
5.50%, 1/1/47	121,763	125,216
3.00%, 5/1/47	367,569	334,676
4.50%, 5/1/47	163,567	161,385
4.00%, 6/1/47	41,177	39,532
3.50%, 7/1/47	237,332	222,170
3.50%, 7/1/47	333,080	313,591
4.00%, 7/1/47	39,640	37,905
5.00%, 7/1/47	81,669	82,703
4.50%, 1/1/48	41,986	41,085
3.50%, 2/1/48	324,061	299,461
5.00%, 5/1/48	28,019	28,127
3.00%, 8/1/48	261,959	238,383
4.00%, 9/1/48	88,577	84,389
5.00%, 10/1/48	254,580	257,732
3.00%, 11/1/48	684,197	619,062
3.50%, 11/1/48	85,670	79,167
5.00%, 3/1/49	6,037	6,059
4.00%, 4/1/49	8,463	8,023
4.00%, 5/1/49	5,541	5,253
4.50%, 5/1/49	82,901	80,895
3.50%, 6/1/49	137,203	126,788
3.50%, 7/1/49	44,263	40,709
3.00%, 10/1/49	264,705	234,136
3.00%, 3/1/50	109,648	97,791
4.00%, 3/1/50	231,825	220,106
5.00%, 3/1/50	62,073	62,293
4.50%, 4/1/50	350,966	343,234
2.50%, 5/1/50	994,998	853,736
3.50%, 5/1/50	288,972	267,177
2.00%, 7/1/50	643,177	527,153
3.00%, 8/1/50	297,979	263,635
2.00%, 9/1/50	1,749,989	1,419,391
2.50%, 9/1/50	153,034	129,757
2.00%, 10/1/50	1,319,378	1,082,032
1.50%, 11/1/50	198,367	152,517
2.00%, 11/1/50	106,180	87,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
3.00%, 11/1/50	$228,614	$204,479
1.50%, 12/1/50	201,853	155,189
1.50%, 12/1/50	219,780	169,115
2.00%, 12/1/50	267,109	216,369
2.00%, 1/1/51	66,953	54,188
2.50%, 2/1/51	310,671	266,327
2.00%, 3/1/51	970,631	785,240
1.50%, 5/1/51	70,225	53,949
2.50%, 5/1/51	282,515	237,004
2.50%, 6/1/51	65,334	55,215
2.50%, 6/1/51	81,363	69,479
2.00%, 7/1/51	188,265	152,633
2.50%, 8/1/51	342,110	291,036
2.50%, 9/1/51	144,389	121,901
1.50%, 10/1/51	82,797	63,584
2.00%, 10/1/51	251,862	205,112
2.00%, 10/1/51	1,925,310	1,552,871
2.50%, 10/1/51	382,052	320,405
2.50%, 10/1/51	377,717	322,119
2.50%, 10/1/51	509,453	429,917
2.50%, 11/1/51	189,967	162,490
2.00%, 12/1/51	70,380	56,839
2.50%, 12/1/51	224,456	190,747
3.00%, 12/1/51	139,907	123,892
2.00%, 1/1/52	71,504	58,336
2.00%, 1/1/52	378,826	306,625
2.50%, 1/1/52	99,457	84,313
2.50%, 1/1/52	172,201	146,568
3.00%, 1/1/52	37,504	32,794
3.00%, 1/1/52	197,817	172,974
2.00%, 2/1/52	48,364	38,958
2.00%, 2/1/52	98,193	79,133
2.00%, 2/1/52	141,410	114,302
2.00%, 2/1/52	283,409	228,343
2.50%, 2/1/52	73,291	62,476
3.00%, 2/1/52	19,286	17,048
3.00%, 2/1/52	291,648	257,959
3.00%, 2/1/52	691,184	611,685
2.50%, 3/1/52	137,927	116,330
2.50%, 3/1/52	177,104	150,821
2.50%, 3/1/52	199,709	168,481
2.50%, 3/1/52	266,484	224,598
2.50%, 3/1/52	404,842	341,889
3.00%, 3/1/52	119,388	105,373
1.50%, 4/1/52	72,046	55,334
3.50%, 4/1/52	21,352	19,638
3.50%, 4/1/52	93,841	86,307
2.00%, 5/1/52	309,969	249,743
2.50%, 5/1/52	235,490	200,963
3.00%, 5/1/52	23,302	20,646
3.00%, 5/1/52	320,077	282,647
3.50%, 5/1/52	35,440	32,352
3.50%, 5/1/52	36,024	32,822
3.50%, 5/1/52	110,238	100,737
4.00%, 5/1/52	68,572	64,529
3.00%, 6/1/52	140,994	124,334
3.50%, 6/1/52	19,479	17,800
3.50%, 6/1/52	143,500	130,708
2.50%, 7/1/52	254,556	213,352
4.50%, 7/1/52	77,530	75,007
3.50%, 8/1/52	202,429	184,376
4.00%, 8/1/52	187,736	177,519
4.50%, 8/1/52	55,725	53,909
2.50%, 9/1/52	59,274	49,938
4.00%, 9/1/52	74,774	70,361
5.00%, 9/1/52	147,788	146,749
4.00%, 10/1/52	30,123	28,505
4.50%, 10/1/52	19,402	18,766
5.00%, 10/1/52	139,314	138,334
4.00%, 11/1/52	583,159	548,249
4.00%, 1/1/53	82,519	77,573
5.50%, 1/1/53	82,164	83,292
4.00%, 2/1/53	20,044	18,851
5.00%, 2/1/53	35,656	35,604
5.50%, 2/1/53	58,054	58,898
5.50%, 2/1/53	69,268	70,406
4.00%, 3/1/53	21,598	20,277
4.00%, 3/1/53	41,350	38,865
5.00%, 4/1/53	18,973	18,801
6.00%, 4/1/53	42,565	43,570
5.50%, 5/1/53	26,253	26,738
4.50%, 6/1/53	93,215	90,422
5.00%, 6/1/53	126,264	125,185
5.50%, 7/1/53	20,159	20,503
5.50%, 7/1/53	74,708	75,433
6.00%, 7/1/53	263,974	270,475
5.00%, 8/1/53	19,471	19,295
5.50%, 8/1/53	53,065	53,516
6.00%, 8/1/53	43,267	44,329
5.50%, 9/1/53	19,191	19,443
5.00%, 10/1/53	110,742	109,739
5.50%, 10/1/53	17,426	17,570
5.50%, 10/1/53	64,898	65,526
5.50%, 11/1/53	348,195	351,403
6.50%, 11/1/53	21,099	21,914
4.00%, 12/1/53	60,427	57,304
4.50%, 1/1/54	43,697	42,315
6.50%, 1/1/54	57,913	60,757
6.00%, 2/1/54	16,872	17,452
5.50%, 3/1/54	58,707	59,154
6.00%, 5/1/54	18,289	18,900
5.00%, 6/1/54	84,743	84,018
6.00%, 6/1/54	16,095	16,478
6.00%, 6/1/54	19,583	20,256
7.00%, 6/1/54	9,127	9,659
6.50%, 8/1/54	18,329	19,285
6.00%, 9/1/54	176,375	181,357
6.50%, 9/1/54	269,825	280,159
6.00%, 12/1/54	76,483	78,301
6.00%, 2/1/55	254,947	263,705
6.50%, 2/1/55	583,281	605,618
5.50%, 4/1/55	914,574	929,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
6.00%, 5/1/55	$451,887	$468,100
6.00%, 7/1/55	32,410	33,620
5.50%, 8/1/55	200,424	201,433
Total Federal National Mortgage Association		37,338,137
Tennessee Valley Authority — 5.1%
5.88%, 4/1/36	7,338,000	8,085,727
6.15%, 1/15/38	738,000	833,396
5.50%, 6/15/38	1,300,000	1,393,503
5.25%, 9/15/39(b)	10,598,000	10,994,392
3.50%, 12/15/42(b)	4,599,000	3,800,483
4.88%, 1/15/48	2,824,000	2,705,364
4.25%, 9/15/52(b)	2,850,000	2,383,353
5.25%, 2/1/55(b)	7,900,000	7,728,007
5.38%, 4/1/56(b)	1,347,000	1,350,725
4.63%, 9/15/60	2,640,000	2,317,926
4.25%, 9/15/65(b)	4,205,000	3,411,575
Total Tennessee Valley Authority		45,004,451
Uniform Mortgage-Backed Securities — 0.7%
4.00%, 6/1/56(c)	125,000	117,045
4.50%, 6/1/56(c)	250,000	239,998
5.00%, 6/1/56(c)	2,050,000	2,017,174
5.50%, 6/1/56(c)	1,425,000	1,431,555
6.00%, 6/1/56(c)	675,000	689,324
6.50%, 6/1/56(c)	250,000	259,818
1.50%, 6/15/56(c)	50,000	38,340
7.00%, 6/15/56(c)	350,000	370,436
4.50%, 7/1/56(c)	100,000	95,909
5.00%, 7/1/56(c)	350,000	343,962
5.50%, 7/1/56(c)	150,000	150,455
6.00%, 7/15/56(c)	25,000	25,489
Total Uniform Mortgage-Backed Securities		5,779,505
TOTAL U.S. GOVERNMENT AGENCIES

(Cost: $130,599,766)		123,990,185
U.S. GOVERNMENT OBLIGATIONS — 25.7%
U.S. Treasury Bonds — 1.1%
6.38%, 8/15/27	385,000	396,279
6.13%, 8/15/29	575,000	610,331
5.38%, 2/15/31	810,000	853,284
4.25%, 5/15/39	105,000	101,087
4.38%, 5/15/40	250,000	240,898
3.88%, 8/15/40	353,000	320,927
4.75%, 2/15/41	75,000	74,795
4.38%, 5/15/41	320,000	305,600
3.75%, 8/15/41	194,000	171,720
2.38%, 2/15/42	200,000	145,141
3.13%, 2/15/42	265,000	214,402
3.00%, 5/15/42	360,000	285,188
3.25%, 5/15/42	615,000	504,252
2.75%, 8/15/42	10,000	7,600
3.38%, 8/15/42	200,000	166,234
3.88%, 2/15/43	400,000	352,938
2.88%, 5/15/43	150,000	114,504
3.88%, 5/15/43	550,000	484,000
4.75%, 11/15/43	300,000	293,883
3.63%, 2/15/44	490,000	413,170
4.63%, 5/15/44	250,000	240,488
4.63%, 2/15/46	100,000	95,523
1.25%, 5/15/50	104,000	48,953
4.50%, 11/15/54	400,000	369,562
4.63%, 2/15/55(b)	900,000	848,883
4.75%, 5/15/55	300,000	288,820
4.63%, 11/15/55	300,000	283,242
4.75%, 2/15/56	1,000,000	964,141
Total U.S. Treasury Bonds		9,195,845
U.S. Treasury Notes — 24.6%
4.63%, 6/15/27	1,140,000	1,148,350
0.50%, 6/30/27	315,000	303,735
3.25%, 6/30/27	2,545,000	2,527,404
3.75%, 6/30/27	1,000,000	998,340
4.38%, 7/15/27	2,260,000	2,271,212
0.38%, 7/31/27	2,245,000	2,154,805
2.75%, 7/31/27	2,500,000	2,466,553
3.88%, 7/31/27	3,500,000	3,497,539
2.25%, 8/15/27	3,595,000	3,524,575
3.75%, 8/15/27	2,000,000	1,995,742
0.50%, 8/31/27	1,666,700	1,597,525
3.13%, 8/31/27	2,125,000	2,104,041
3.38%, 9/15/27	750,000	744,741
3.50%, 9/30/27	3,000,000	2,982,832
3.88%, 10/15/27	1,000,000	998,965
0.50%, 10/31/27	4,000,000	3,811,406
4.13%, 10/31/27	1,000,000	1,002,188
4.13%, 11/15/27	3,000,000	3,006,328
0.63%, 11/30/27	1,782,400	1,696,343
3.88%, 11/30/27	1,481,600	1,479,517
0.63%, 12/31/27	1,750,000	1,660,688
3.88%, 12/31/27	1,295,000	1,292,875
4.25%, 1/15/28	2,000,000	2,008,047
0.75%, 1/31/28	1,440,000	1,365,413
3.50%, 1/31/28	1,890,000	1,875,197
4.25%, 2/15/28	2,000,000	2,008,555
1.13%, 2/29/28	2,211,600	2,105,469
4.00%, 2/29/28	1,700,000	1,700,365
3.88%, 3/15/28	4,545,000	4,536,034
1.25%, 3/31/28	10,120,000	9,633,173
3.63%, 3/31/28	2,490,000	2,473,854
3.75%, 4/15/28	2,000,000	1,991,133
1.25%, 4/30/28	1,685,000	1,600,322
3.50%, 4/30/28	925,000	916,509
3.75%, 4/30/28	2,000,000	1,990,898
2.88%, 5/15/28	590,000	577,589
3.75%, 5/15/28	3,500,000	3,483,525
1.25%, 5/31/28	3,215,000	3,046,526
3.63%, 5/31/28	2,600,000	2,581,211
3.88%, 6/15/28	2,200,000	2,194,328
1.25%, 6/30/28	3,000,000	2,836,523
4.00%, 6/30/28	1,150,000	1,149,820
3.88%, 7/15/28	310,000	309,116
1.00%, 7/31/28	1,600,000	1,500,938
2.88%, 8/15/28	1,450,000	1,415,336
1.13%, 8/31/28	540,000	506,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.38%, 8/31/28	$1,100,000	$1,108,293
3.38%, 9/15/28	200,000	197,188
1.25%, 9/30/28	775,000	727,531
1.38%, 10/31/28	1,500,000	1,409,063
4.88%, 10/31/28	210,000	214,020
3.13%, 11/15/28	1,800,000	1,762,242
1.50%, 11/30/28	330,000	310,303
4.38%, 11/30/28	1,605,000	1,617,978
3.50%, 1/15/29	1,000,000	986,641
4.00%, 1/31/29	1,210,000	1,208,629
2.63%, 2/15/29	1,000,000	963,711
3.50%, 2/15/29	2,000,000	1,972,344
1.88%, 2/28/29	1,195,000	1,128,201
4.25%, 2/28/29	180,000	180,942
2.38%, 3/31/29	4,465,000	4,267,389
4.13%, 3/31/29	2,360,000	2,364,794
2.88%, 4/30/29	1,030,000	997,088
4.63%, 4/30/29	2,750,000	2,792,754
2.75%, 5/31/29	2,000,000	1,927,266
4.50%, 5/31/29	2,000,000	2,024,766
3.25%, 6/30/29	2,565,000	2,505,785
4.25%, 6/30/29	1,650,000	1,658,959
4.00%, 7/31/29	3,835,000	3,827,809
1.63%, 8/15/29	2,655,000	2,463,550
3.13%, 8/31/29	1,970,000	1,913,747
3.63%, 8/31/29(b)	3,500,000	3,452,559
3.50%, 9/30/29(b)	2,000,000	1,964,453
3.88%, 9/30/29	2,000,000	1,987,734
4.13%, 10/31/29	1,310,000	1,311,791
1.75%, 11/15/29	205,000	189,841
4.13%, 11/30/29	1,010,000	1,011,420
3.88%, 12/31/29	1,000,000	993,008
4.38%, 12/31/29	1,500,000	1,514,297
4.25%, 1/31/30	1,500,000	1,507,852
1.50%, 2/15/30	500,000	455,996
4.00%, 2/28/30	1,585,000	1,579,799
3.63%, 3/31/30	1,500,000	1,475,215
4.00%, 3/31/30(b)	1,005,000	1,001,624
3.88%, 4/30/30	2,750,000	2,727,549
0.63%, 5/15/30	2,600,000	2,273,070
3.75%, 6/30/30	1,500,000	1,479,785
3.88%, 6/30/30	2,800,000	2,775,500
0.63%, 8/15/30	3,000,000	2,599,570
3.63%, 8/31/30	2,000,000	1,961,719
3.63%, 9/30/30	3,135,000	3,074,259
3.63%, 10/31/30	5,500,000	5,390,430
0.88%, 11/15/30	6,065,000	5,271,101
3.50%, 11/30/30	1,000,000	974,609
4.38%, 11/30/30	95,000	95,957
3.63%, 12/31/30	2,000,000	1,958,203
3.75%, 1/31/31	2,000,000	1,967,969
1.13%, 2/15/31	3,045,000	2,658,547
3.50%, 2/28/31	2,000,000	1,946,406
4.25%, 2/28/31	1,000,000	1,004,883
4.13%, 3/31/31	800,000	799,406
4.63%, 4/30/31	2,000,000	2,042,266
4.63%, 5/31/31	2,025,000	2,067,794
4.25%, 6/30/31	1,735,000	1,742,658
4.13%, 7/31/31	1,840,000	1,837,484
1.38%, 11/15/31	250,000	215,996
4.50%, 12/31/31	35,000	35,536
2.88%, 5/15/32	1,750,000	1,627,295
4.13%, 5/31/32	1,485,000	1,477,865
4.00%, 7/31/32	1,500,000	1,481,250
3.75%, 10/31/32	1,500,000	1,458,164
3.38%, 5/15/33	2,700,000	2,552,977
4.50%, 11/15/33	2,150,000	2,175,699
3.88%, 8/15/34	300,000	290,156
4.63%, 2/15/35(b)	830,000	844,460
4.25%, 8/15/35(b)	100,000	98,797
4.38%, 5/15/36	500,000	497,539
Total U.S. Treasury Notes		215,453,801
TOTAL U.S. GOVERNMENT OBLIGATIONS

(Cost: $226,552,186)		224,649,646
CORPORATE BONDS — 44.8%
Australia — 0.3%
BHP Billiton Finance USA Ltd.
5.30%, 2/21/35	500,000	511,884
4.13%, 2/24/42	98,000	84,505
5.50%, 9/8/53	150,000	147,968
Rio Tinto Finance USA Ltd.
2.75%, 11/2/51	150,000	92,213
Rio Tinto Finance USA PLC
5.00%, 3/14/32(b)	500,000	506,861
4.13%, 8/21/42	310,000	264,617
5.75%, 3/14/55	150,000	151,830
Westpac Banking Corp.
3.13%, 11/18/41	198,000	146,368
Woodside Finance Ltd.
5.10%, 9/12/34	500,000	496,152
Total Australia		2,402,398
Belgium — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	250,000	243,516
4.90%, 2/1/46	1,772,000	1,619,983
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/42	582,000	549,011
5.55%, 1/23/49	500,000	492,541
5.80%, 1/23/59(b)	250,000	254,860
Total Belgium		3,159,911
Brazil — 0.1%
Suzano Austria GmbH
5.00%, 1/15/30	352,000	347,452
Vale Overseas Ltd.
3.75%, 7/8/30	193,000	184,459
6.88%, 11/21/36	150,000	168,075
6.40%, 6/28/54(b)	250,000	256,726
Vale SA
5.63%, 9/11/42	184,000	182,789
Total Brazil		1,139,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Canada — 1.4%
Bank of Nova Scotia
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(d)	$160,000	$153,946
Barrick Gold Corp.
5.25%, 4/1/42	210,000	206,209
Barrick North America Finance LLC
5.75%, 5/1/43	243,000	246,587
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	225,000	235,531
Bell Telephone Co. of Canada or Bell Canada
5.10%, 5/11/33(b)	250,000	251,560
4.46%, 4/1/48	350,000	292,451
Brookfield Finance, Inc.
5.97%, 3/4/54(b)	300,000	297,972
Canadian National Railway Co.
4.38%, 9/18/34	250,000	242,646
4.45%, 1/20/49	150,000	127,580
Canadian Natural Resources Ltd.
4.95%, 6/1/47	272,000	243,148
Canadian Pacific Railway Co.
7.13%, 10/15/31	231,000	256,361
4.80%, 9/15/35	349,000	345,530
4.30%, 5/15/43	125,000	107,785
3.50%, 5/1/50	63,000	44,917
4.20%, 11/15/69	215,000	160,405
Cenovus Energy, Inc.
5.25%, 6/15/37	271,000	264,435
3.75%, 2/15/52(b)	109,000	78,647
CI Financial Corp.
3.20%, 12/17/30	798,000	720,835
4.10%, 6/15/51	616,000	415,696
Emera U.S. Finance LP
4.75%, 6/15/46	123,000	104,376
Enbridge, Inc.
3.70%, 7/15/27	165,000	163,878
5.70%, 3/8/33	550,000	571,904
5.55%, 6/20/35	250,000	256,311
4.50%, 6/10/44	200,000	170,391
4.00%, 11/15/49	150,000	114,745
5.95%, 4/5/54	500,000	504,063
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	157,592
6.00%, 12/7/33	186,000	195,116
6.35%, 3/22/54	218,000	226,076
Manulife Financial Corp.
3.70%, 3/16/32	90,000	85,581
5.38%, 3/4/46	56,000	54,354
Nutrien Ltd.
4.13%, 3/15/35	89,000	82,127
5.88%, 12/1/36	95,000	98,825
5.25%, 1/15/45	429,000	401,486
5.80%, 3/27/53	170,000	169,019
Rogers Communications, Inc.
3.80%, 3/15/32	400,000	373,588
4.50%, 3/15/42(b)	500,000	426,778
4.55%, 3/15/52	248,000	197,647
South Bow USA Infrastructure Holdings LLC
5.58%, 10/1/34	265,000	264,977
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	337,420
6.80%, 5/15/38	217,000	239,481
4.00%, 11/15/47	95,000	73,099
TELUS Corp.
3.70%, 9/15/27	130,000	128,744
Toronto-Dominion Bank
5.30%, 1/30/32	540,000	553,064
TR Finance LLC
5.50%, 8/15/35	265,000	269,322
5.65%, 11/23/43	50,000	49,178
TransCanada PipeLines Ltd.
4.63%, 3/1/34	500,000	484,872
7.25%, 8/15/38	275,000	316,100
6.10%, 6/1/40	170,000	178,296
5.10%, 3/15/49(b)	198,000	185,516
Total Canada		12,126,167
France — 0.1%
Orange SA
5.50%, 2/6/44(b)	145,000	142,138
TotalEnergies Capital International SA
3.46%, 7/12/49	300,000	215,452
3.13%, 5/29/50	400,000	269,315
TotalEnergies Capital SA
5.49%, 4/5/54	500,000	485,742
Total France		1,112,647
Germany — 0.1%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	335,000	315,947
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(d)	400,000	373,742
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(d)	240,000	240,244
Deutsche Telekom International Finance BV
9.25%, 6/1/32	103,000	126,030
Total Germany		1,055,963
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27	160,000	158,522
3.00%, 10/29/28	264,000	254,366
5.38%, 12/15/31	500,000	509,902
3.40%, 10/29/33	888,000	790,651
3.85%, 10/29/41	450,000	363,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	$500,000	$507,810
Total Ireland		2,584,916
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.
2.85%, 1/19/33, (2.852% fixed rate until 1/19/32; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(d)	600,000	538,257
Mizuho Financial Group, Inc.
5.67%, 9/13/33, (5.669% fixed rate until 9/13/32; 1-year Constant Maturity Treasury Rate + 2.40% thereafter)(d)	400,000	415,207
Nomura Holdings, Inc.
6.09%, 7/12/33	300,000	317,617
ORIX Corp.
3.70%, 7/18/27	40,000	39,662
Sumitomo Mitsui Financial Group, Inc.
5.45%, 1/15/32	250,000	257,007
5.63%, 1/15/35	200,000	207,086
6.18%, 7/13/43(b)	375,000	398,543
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	360,000	327,773
3.03%, 7/9/40	405,000	307,136
3.18%, 7/9/50	448,000	297,253
5.80%, 7/5/64(b)	255,000	249,421
Total Japan		3,354,962
Luxembourg — 0.1%
ArcelorMittal SA
6.80%, 11/29/32(b)	166,000	183,135
6.75%, 3/1/41	171,000	186,260
Total Luxembourg		369,395
Mexico — 0.1%
America Movil SAB de CV
4.38%, 4/22/49	400,000	331,250
Southern Copper Corp.
6.75%, 4/16/40	210,000	232,970
5.25%, 11/8/42	239,000	227,451
5.88%, 4/23/45	242,000	244,338
Total Mexico		1,036,009
Netherlands — 0.1%
Cooperatieve Rabobank UA
5.25%, 8/4/45(b)	250,000	232,303
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	200,000	202,621
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	277,000	274,773
2.65%, 2/15/32	260,000	231,069
5.00%, 1/15/33	250,000	250,186
3.13%, 2/15/42	40,000	29,151
Total Netherlands		1,220,103
Spain — 0.2%
Banco Santander SA
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(b)(d)	200,000	180,881
6.92%, 8/8/33	400,000	434,853
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	244,014
5.21%, 3/8/47	350,000	311,440
5.52%, 3/1/49	235,000	216,207
Telefonica Europe BV
8.25%, 9/15/30(b)	86,000	97,067
Total Spain		1,484,462
Switzerland — 0.0%
UBS Group AG
4.88%, 5/15/45	272,000	246,932
United Kingdom — 1.4%
AstraZeneca PLC
6.45%, 9/15/37	651,000	727,259
4.38%, 8/17/48	400,000	344,600
Barclays PLC
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(d)	395,000	406,880
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(d)	400,000	421,992
7.12%, 6/27/34, (7.119% fixed rate until 6/27/33; Secured Overnight Financing Rate + 3.57% thereafter)(d)	400,000	437,979
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(d)	239,000	258,727
5.79%, 2/25/36, (5.785% fixed rate until 2/25/35; Secured Overnight Financing Rate + 1.59% thereafter)(d)	500,000	510,565
5.25%, 8/17/45	305,500	286,954
6.04%, 3/12/55, (6.036% fixed rate until 3/12/54; Secured Overnight Financing Rate + 2.42% thereafter)(b)(d)	500,000	518,931
BAT Capital Corp.
2.26%, 3/25/28	260,000	250,268
3.46%, 9/6/29	117,000	113,005
4.91%, 4/2/30	103,000	103,849
6.42%, 8/2/33	500,000	542,038
4.39%, 8/15/37	345,000	315,847
7.08%, 8/2/53	500,000	562,792
British Telecommunications PLC
5.13%, 12/4/28	133,000	134,636
9.63%, 12/15/30	306,000	364,362
HSBC Holdings PLC
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	488,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.87%, 11/18/35, (5.874% fixed rate until 11/18/34; Secured Overnight Financing Rate + 1.90% thereafter)(d)	$500,000	$511,560
5.74%, 9/10/36, (5.741% fixed rate until 9/10/35; Secured Overnight Financing Rate + 1.96% thereafter)(d)	500,000	504,159
6.50%, 9/15/37	256,000	275,518
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(d)	500,000	535,555
5.25%, 3/14/44(b)	200,000	190,183
Lloyds Banking Group PLC
4.94%, 11/4/36, (4.943% fixed rate until 11/4/35; 1-year Constant Maturity Treasury Rate + 0.97% thereafter)(d)	250,000	242,359
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(d)	200,000	147,167
4.34%, 1/9/48	344,000	280,624
National Grid PLC
5.42%, 1/11/34	274,000	279,747
NatWest Group PLC
5.91%, 3/3/47, (5.908% fixed rate until 3/3/46; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(d)	300,000	293,656
Reynolds American, Inc.
5.70%, 8/15/35(b)	290,000	299,432
5.85%, 8/15/45	326,000	320,505
Santander U.K. Group Holdings PLC
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(d)	400,000	363,636
Vodafone Group PLC
5.00%, 5/30/38	250,000	244,937
5.63%, 2/10/53	400,000	378,696
5.75%, 6/28/54	150,000	143,624
5.88%, 6/28/64(b)	250,000	240,484
Total United Kingdom		12,040,966
United States — 39.8%
3M Co.
3.88%, 6/15/44	250,000	201,056
3.63%, 10/15/47	111,000	82,401
Abbott Laboratories
4.65%, 3/15/36	500,000	486,337
5.50%, 3/15/56	700,000	683,454
AbbVie, Inc.
4.50%, 5/14/35	250,000	241,612
4.05%, 11/21/39	180,000	158,780
4.40%, 11/6/42	400,000	353,024
5.35%, 3/15/44	100,000	97,903
4.85%, 6/15/44	500,000	458,983
4.75%, 3/15/45	123,000	110,771
4.45%, 5/14/46	762,000	655,564
4.25%, 11/21/49	881,000	721,219
5.40%, 3/15/54	250,000	240,598
5.50%, 3/15/64	135,000	130,142
ACE Capital Trust II
9.70%, 4/1/30	100,000	116,700
AEP Texas, Inc.
3.95%, 6/1/28	120,000	118,808
5.40%, 6/1/33	340,000	346,512
5.70%, 5/15/34	500,000	516,954
5.20%, 4/15/36, Series Q	500,000	492,948
3.45%, 5/15/51	265,000	178,494
AEP Transmission Co. LLC
4.50%, 6/15/52, Series O	500,000	416,155
AES Corp.
2.45%, 1/15/31	132,000	118,299
5.80%, 3/15/32(b)	400,000	406,818
Aetna, Inc.
6.63%, 6/15/36	149,000	162,615
4.75%, 3/15/44	120,000	102,763
Aflac, Inc.
5.15%, 5/14/36	300,000	299,914
Agilent Technologies, Inc.
2.30%, 3/12/31	214,000	191,924
Agree LP
5.63%, 6/15/34	250,000	257,445
Air Products & Chemicals, Inc.
2.80%, 5/15/50	146,000	91,655
Alabama Power Co.
3.70%, 12/1/47, Series B	150,000	112,198
Albemarle Corp.
5.05%, 6/1/32(b)	77,000	77,332
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	94,126
3.38%, 8/15/31	310,000	286,291
5.25%, 5/15/36	227,000	222,135
5.63%, 5/15/54(b)	400,000	376,525
Allstate Corp.
5.25%, 3/30/33	190,000	193,599
4.20%, 12/15/46	250,000	202,143
Ally Financial, Inc.
8.00%, 11/1/31	450,000	500,454
Alphabet, Inc.
5.50%, 2/15/46	400,000	396,165
5.65%, 2/15/56	300,000	298,149
Altria Group, Inc.
4.80%, 2/14/29	79,000	79,534
3.40%, 2/4/41	920,000	702,314
3.88%, 9/16/46	427,000	318,265
5.95%, 2/14/49(b)	112,000	110,393
4.00%, 2/4/61	250,000	176,507
Amazon.com, Inc.
5.65%, 3/13/46	500,000	499,291
5.80%, 3/13/56	500,000	500,355
Amcor Flexibles North America, Inc.
2.69%, 5/25/31(b)	501,000	454,101
Ameren Corp.
1.75%, 3/15/28	322,000	307,227
Ameren Illinois Co.
5.55%, 7/1/54	450,000	437,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
American Electric Power Co., Inc.
3.25%, 3/1/50	$40,000	$26,868
American Express Co.
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(d)	250,000	253,147
4.05%, 12/3/42	147,000	123,858
American Homes 4 Rent LP
2.38%, 7/15/31	350,000	309,688
American International Group, Inc.
3.88%, 1/15/35	212,000	194,982
4.38%, 6/30/50	306,000	252,163
American Tower Corp.
3.60%, 1/15/28	500,000	493,558
2.30%, 9/15/31	250,000	221,225
3.10%, 6/15/50(b)	195,000	127,523
2.95%, 1/15/51	226,000	142,557
American Water Capital Corp.
2.95%, 9/1/27	261,000	257,150
4.45%, 6/1/32	380,000	373,538
4.20%, 9/1/48	190,000	152,723
4.15%, 6/1/49	300,000	237,810
Amgen, Inc.
2.00%, 1/15/32	245,000	211,964
4.20%, 3/1/33	560,000	540,231
5.25%, 3/2/33	360,000	367,857
3.15%, 2/21/40	75,000	58,429
5.75%, 3/15/40	500,000	514,270
4.56%, 6/15/48	400,000	338,538
3.38%, 2/21/50	100,000	70,687
3.00%, 1/15/52(b)	688,000	446,670
5.65%, 3/2/53	700,000	680,977
4.40%, 2/22/62	830,000	648,866
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	66,096
5.35%, 2/28/33	375,000	383,320
2.90%, 8/23/51	443,000	273,485
Aon North America, Inc.
5.45%, 3/1/34	84,000	85,854
5.75%, 3/1/54(b)	200,000	195,999
APA Corp.
5.35%, 7/1/49	142,000	125,109
Apollo Debt Solutions BDC
6.90%, 4/13/29	200,000	205,726
6.70%, 7/29/31	440,000	450,383
Apollo Global Management, Inc.
5.15%, 8/12/35(b)	430,000	421,703
Appalachian Power Co.
3.30%, 6/1/27, Series X(b)	150,000	148,627
5.65%, 4/1/34	250,000	257,328
4.40%, 5/15/44	400,000	333,155
Apple, Inc.
3.85%, 8/4/46	400,000	320,772
2.70%, 8/5/51	300,000	185,605
Applied Materials, Inc.
5.10%, 10/1/35(b)	300,000	304,563
AppLovin Corp.
5.50%, 12/1/34	300,000	303,043
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/51(b)	264,000	162,907
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	120,000	113,136
Archer-Daniels-Midland Co.
4.02%, 4/16/43	95,000	78,777
2.70%, 9/15/51	300,000	183,182
Ares Capital Corp.
5.80%, 3/8/32(b)	450,000	447,859
Ares Management Corp.
5.60%, 10/11/54	200,000	182,038
Ares Strategic Income Fund
6.35%, 8/15/29	75,000	75,963
Arizona Public Service Co.
4.50%, 4/1/42	450,000	393,700
Arrow Electronics, Inc.
3.88%, 1/12/28	62,000	61,369
Arthur J Gallagher & Co.
5.15%, 2/15/35	500,000	496,536
3.50%, 5/20/51	550,000	379,463
AT&T, Inc.
4.10%, 2/15/28	500,000	498,024
4.30%, 2/15/30	163,000	161,519
2.55%, 12/1/33	344,000	291,355
4.50%, 5/15/35	594,000	564,301
5.38%, 8/15/35	250,000	253,213
5.13%, 4/30/36	400,000	394,711
5.25%, 3/1/37	191,000	189,544
4.85%, 3/1/39	530,000	495,330
3.50%, 6/1/41	500,000	388,772
4.65%, 6/1/44	272,000	232,191
5.15%, 11/15/46	422,000	379,698
4.55%, 3/9/49	29,000	23,496
3.65%, 6/1/51	260,000	179,705
3.50%, 9/15/53	875,000	578,945
3.55%, 9/15/55	1,159,000	756,586
6.20%, 10/30/56	500,000	503,565
3.80%, 12/1/57	993,000	675,105
3.65%, 9/15/59	894,000	583,669
3.85%, 6/1/60	540,000	365,912
Athene Holding Ltd.
5.88%, 1/15/34(b)	456,000	464,082
3.95%, 5/25/51	76,000	52,519
6.25%, 4/1/54(b)	450,000	425,122
Atmos Energy Corp.
5.50%, 6/15/41	900,000	902,792
Autodesk, Inc.
2.40%, 12/15/31	90,000	79,426
AutoNation, Inc.
5.89%, 3/15/35(b)	400,000	408,881
AutoZone, Inc.
3.75%, 6/1/27	173,000	172,113
3.75%, 4/18/29	143,000	140,182
1.65%, 1/15/31	395,000	344,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
AvalonBay Communities, Inc.
5.00%, 8/1/35	$500,000	$498,427
AXIS Specialty Finance LLC
3.90%, 7/15/29	100,000	97,701
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.85%, 6/15/56	400,000	399,422
Baltimore Gas & Electric Co.
5.45%, 6/1/35	250,000	255,136
4.25%, 9/15/48	500,000	404,162
3.20%, 9/15/49	275,000	183,467
Bank of America Corp.
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(d)	475,000	429,784
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(d)	700,000	715,496
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(d)	290,000	265,671
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	900,000	653,430
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	1,000,000	774,182
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(d)	200,000	170,433
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(d)	750,000	619,896
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(d)	538,000	425,240
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	150,000	94,143
BankUnited, Inc.
5.13%, 6/11/30	130,000	129,279
Baxalta, Inc.
5.25%, 6/23/45	14,000	13,095
Baxter International, Inc.
3.95%, 4/1/30	304,000	293,497
3.13%, 12/1/51(b)	225,000	133,190
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	131,111
1.96%, 2/11/31	109,000	96,436
5.11%, 2/8/34	500,000	502,559
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	400,000	428,263
Biogen, Inc.
2.25%, 5/1/30	82,000	74,915
3.15%, 5/1/50(b)	370,000	239,681
3.25%, 2/15/51	157,000	102,701
Black Hills Corp.
2.50%, 6/15/30	50,000	45,787
4.35%, 5/1/33	345,000	329,356
3.88%, 10/15/49	114,000	84,020
Blackstone Private Credit Fund
7.30%, 11/27/28	270,000	280,125
Block Financial LLC
3.88%, 8/15/30	165,000	157,174
Blue Owl Credit Income Corp.
7.75%, 1/15/29	250,000	258,437
Blue Owl Finance LLC
4.38%, 2/15/32	500,000	459,775
Boardwalk Pipelines LP
5.38%, 2/15/36	200,000	199,368
Boeing Co.
5.15%, 5/1/30	373,000	379,210
6.39%, 5/1/31(b)	220,000	234,722
3.60%, 5/1/34	589,000	532,002
6.53%, 5/1/34	246,000	268,833
3.50%, 3/1/39	25,000	20,327
5.88%, 2/15/40	468,000	480,752
3.90%, 5/1/49	520,000	388,087
5.81%, 5/1/50	471,000	466,898
3.95%, 8/1/59	460,000	330,027
5.93%, 5/1/60	350,000	346,817
BorgWarner, Inc.
2.65%, 7/1/27	50,000	49,148
4.38%, 3/15/45	102,000	84,872
Boston Properties LP
4.50%, 12/1/28	136,000	135,652
2.45%, 10/1/33	350,000	288,842
5.75%, 1/15/35(b)	313,000	316,526
Boston Scientific Corp.
6.25%, 11/15/35(b)	215,000	235,829
BP Capital Markets America, Inc.
3.06%, 6/17/41	250,000	189,335
3.00%, 2/24/50	300,000	196,375
3.00%, 3/17/52	700,000	448,036
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	266,000	269,100
Bristol-Myers Squibb Co.
2.35%, 11/13/40	900,000	630,836
5.00%, 8/15/45(b)	321,000	298,019
4.25%, 10/26/49	300,000	243,649
2.55%, 11/13/50	1,150,000	677,987
5.55%, 2/22/54	150,000	146,185
Brixmor Operating Partnership LP
4.05%, 7/1/30	231,000	224,847
Broadcom, Inc.
2.60%, 2/15/33	378,000	329,784
3.42%, 4/15/33	200,000	182,858
4.80%, 2/15/36(b)	510,000	496,563
4.90%, 2/15/38	500,000	483,106
3.50%, 2/15/41	594,000	475,684
3.75%, 2/15/51	300,000	224,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	$125,000	$117,344
Broadstone Net Lease LLC
2.60%, 9/15/31	150,000	132,678
Brown & Brown, Inc.
2.38%, 3/15/31	630,000	559,507
5.55%, 6/23/35(b)	250,000	250,630
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	96,364
2.75%, 5/14/31(b)	205,000	187,423
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	261,525
4.55%, 9/1/44	117,000	103,122
3.90%, 8/1/46	760,000	600,264
4.05%, 6/15/48	100,000	79,811
4.15%, 12/15/48	295,000	239,119
5.20%, 4/15/54	175,000	162,683
5.55%, 3/15/56	500,000	488,404
Campbell's Company/The
2.38%, 4/24/30	185,000	167,187
5.25%, 10/13/54	255,000	213,197
Capital One Financial Corp.
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(d)	250,000	257,166
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(d)	200,000	212,099
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(d)	400,000	461,227
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(d)	435,000	452,062
Cardinal Health, Inc.
5.15%, 9/15/35	500,000	498,060
4.60%, 3/15/43	200,000	173,686
4.90%, 9/15/45	75,000	66,573
Carlisle Cos., Inc.
5.25%, 9/15/35	510,000	510,998
Carrier Global Corp.
2.70%, 2/15/31	305,000	280,352
5.90%, 3/15/34	250,000	263,949
Caterpillar, Inc.
3.80%, 8/15/42	400,000	333,476
3.25%, 9/19/49	300,000	211,859
CBRE Services, Inc.
5.95%, 8/15/34	400,000	417,226
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	160,000	153,522
3.57%, 12/1/31	310,000	283,410
Cencora, Inc.
5.15%, 2/15/35	500,000	501,056
CenterPoint Energy Houston Electric LLC
4.95%, 8/15/35, Series AQ	500,000	495,741
CenterPoint Energy, Inc.
6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(b)(d)	215,000	226,425
CF Industries, Inc.
4.95%, 6/1/43	335,000	304,835
Charles Schwab Corp.
2.90%, 3/3/32	180,000	163,481
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	389,000	347,752
4.40%, 4/1/33	535,000	494,835
6.55%, 6/1/34	370,000	380,058
6.38%, 10/23/35	269,000	270,898
5.38%, 4/1/38	325,000	290,515
6.48%, 10/23/45	222,000	205,130
5.38%, 5/1/47	564,000	455,235
4.80%, 3/1/50	257,000	190,868
3.70%, 4/1/51	284,000	175,504
3.90%, 6/1/52	140,000	88,866
5.25%, 4/1/53	221,000	172,555
6.70%, 12/1/55(b)	250,000	237,130
4.40%, 12/1/61	508,000	325,586
3.95%, 6/30/62(b)	336,000	197,608
5.50%, 4/1/63	100,000	76,753
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	75,000	72,844
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	337,620
3.25%, 1/31/32	174,000	159,777
5.55%, 10/30/35	220,000	224,520
Chubb INA Holdings LLC
4.35%, 11/3/45	500,000	430,240
Church & Dwight Co., Inc.
3.15%, 8/1/27	89,000	87,907
5.60%, 11/15/32	187,000	196,069
Cigna Group
4.38%, 10/15/28	123,000	122,879
5.00%, 5/15/29	140,000	142,121
2.38%, 3/15/31	237,000	213,677
5.25%, 2/15/34	300,000	304,266
4.80%, 8/15/38	281,000	266,367
4.80%, 7/15/46	429,000	377,149
3.88%, 10/15/47	364,000	278,076
4.90%, 12/15/48	110,000	96,687
3.40%, 3/15/50	468,000	324,239
Cisco Systems, Inc.
5.10%, 2/24/35	500,000	507,679
5.90%, 2/15/39	125,000	133,252
5.30%, 2/26/54(b)	200,000	190,229
5.35%, 2/26/64	200,000	188,094
Citigroup, Inc.
6.63%, 6/15/32	550,000	597,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(d)	$200,000	$188,581
6.00%, 10/31/33	418,000	437,032
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(d)	500,000	515,229
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(d)	550,000	477,934
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(b)(d)	403,000	292,696
6.68%, 9/13/43	54,000	58,752
5.30%, 5/6/44(b)	350,000	329,167
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(b)(d)	533,000	522,813
Citizens Financial Group, Inc.
2.50%, 2/6/30	40,000	36,882
CMS Energy Corp.
3.45%, 8/15/27	137,000	135,410
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(b)(d)	250,000	257,038
CNA Financial Corp.
2.05%, 8/15/30	210,000	188,239
CNH Industrial NV
3.85%, 11/15/27	89,000	88,249
Coca-Cola Co.
2.88%, 5/5/41	600,000	456,578
3.00%, 3/5/51	450,000	298,926
5.20%, 1/14/55	750,000	715,427
Colgate-Palmolive Co.
3.70%, 8/1/47	150,000	116,325
Comcast Corp.
5.17%, 1/15/37(e)	500,000	488,259
3.75%, 4/1/40	1,418,000	1,154,168
4.75%, 3/1/44	350,000	303,300
4.70%, 10/15/48	500,000	412,260
3.45%, 2/1/50	250,000	165,799
2.89%, 11/1/51	887,000	518,611
2.94%, 11/1/56(b)	500,000	280,617
2.65%, 8/15/62	800,000	396,782
2.99%, 11/1/63	755,000	405,052
CommonSpirit Health
4.35%, 11/1/42	70,000	60,404
5.58%, 9/1/45	200,000	193,973
5.55%, 12/1/54	500,000	471,981
Commonwealth Edison Co.
5.30%, 2/1/53	500,000	467,325
Conagra Brands, Inc.
7.00%, 10/1/28	194,000	203,414
8.25%, 9/15/30	300,000	337,336
5.75%, 8/1/35(b)	200,000	201,414
Connecticut Light & Power Co.
4.30%, 4/15/44	200,000	168,819
ConocoPhillips Co.
3.76%, 3/15/42	400,000	326,294
5.95%, 3/15/46	250,000	256,994
4.88%, 10/1/47	40,000	35,540
5.55%, 3/15/54	435,000	422,442
4.03%, 3/15/62	180,000	131,958
Consolidated Edison Co. of New York, Inc.
5.50%, 12/1/39, Series 09-C	250,000	251,492
4.45%, 3/15/44	715,000	616,016
4.13%, 5/15/49, Series A	700,000	554,504
5.70%, 5/15/54	250,000	247,521
4.30%, 12/1/56, Series C	500,000	391,823
Constellation Brands, Inc.
4.90%, 5/1/33	500,000	496,025
4.50%, 5/9/47	160,000	132,748
Constellation Energy Generation LLC
6.13%, 1/15/34	500,000	532,917
5.30%, 6/1/36	500,000	498,571
5.75%, 10/1/41	400,000	403,720
Consumers Energy Co.
4.35%, 4/15/49	100,000	82,489
4.20%, 9/1/52	200,000	159,152
Continental Resources, Inc.
4.90%, 6/1/44(b)	150,000	123,479
Corebridge Financial, Inc.
4.35%, 4/5/42	350,000	294,785
4.40%, 4/5/52(b)	272,000	219,414
Corning, Inc.
5.45%, 11/15/79	270,000	249,788
Coterra Energy, Inc.
5.40%, 2/15/35(b)	200,000	202,694
CRH America Finance, Inc.
5.40%, 5/21/34	500,000	510,643
5.88%, 1/9/55	250,000	252,292
Crown Castle, Inc.
3.65%, 9/1/27	165,000	163,477
4.30%, 2/15/29	118,000	117,035
2.25%, 1/15/31	390,000	347,483
4.75%, 5/15/47	140,000	118,882
5.20%, 2/15/49	137,000	123,341
4.15%, 7/1/50	100,000	77,602
CSX Corp.
3.80%, 11/1/46	140,000	108,723
4.30%, 3/1/48	500,000	413,426
3.80%, 4/15/50	144,000	109,178
4.65%, 3/1/68	610,000	502,354
CubeSmart LP
4.38%, 2/15/29	150,000	149,149
2.50%, 2/15/32	200,000	176,212
Cummins, Inc.
5.30%, 5/9/35	350,000	357,888
CVS Health Corp.
4.30%, 3/25/28	44,000	43,866
5.70%, 6/1/34	1,350,000	1,395,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.45%, 9/15/35	$500,000	$506,199
4.13%, 4/1/40	467,000	397,081
5.13%, 7/20/45	553,000	497,319
5.05%, 3/25/48	909,000	798,208
6.05%, 6/1/54	450,000	447,819
DCP Midstream Operating LP
5.60%, 4/1/44	95,000	90,862
Deere & Co.
3.75%, 4/15/50	500,000	384,832
Dell International LLC/EMC Corp.
6.10%, 7/15/27	243,000	247,104
4.75%, 10/6/32	500,000	496,882
8.10%, 7/15/36	418,000	502,497
3.38%, 12/15/41	450,000	346,334
3.45%, 12/15/51(b)	52,000	36,502
Delta Air Lines, Inc.
3.75%, 10/28/29	25,000	24,187
Devon Energy Corp.
5.20%, 9/15/34(b)	450,000	453,176
5.00%, 6/15/45	290,000	261,226
DH Europe Finance II SARL
3.25%, 11/15/39	506,000	407,487
3.40%, 11/15/49	300,000	213,810
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	172,673
6.25%, 3/15/33	250,000	268,435
5.75%, 4/18/54(b)	500,000	491,701
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(b)	250,000	228,552
Dollar General Corp.
5.45%, 7/5/33(b)	360,000	366,426
4.13%, 4/3/50	289,000	223,078
Dollar Tree, Inc.
2.65%, 12/1/31(b)	478,000	427,236
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	77,790
3.38%, 4/1/30, Series C	380,000	363,843
4.35%, 8/15/32, Series A	99,000	96,086
5.25%, 8/1/33, Series F	245,000	248,664
4.70%, 12/1/44	171,000	149,026
4.60%, 3/15/49, Series A	247,000	207,759
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(d)	400,000	426,192
Dow Chemical Co.
7.38%, 11/1/29	148,000	160,034
4.25%, 10/1/34	265,000	243,439
5.25%, 11/15/41	417,000	378,175
6.90%, 5/15/53(b)	336,000	353,026
DTE Electric Co.
3.95%, 3/1/49	1,000,000	776,337
Duke Energy Carolinas LLC
5.25%, 3/15/35	500,000	509,462
5.30%, 2/15/40	200,000	198,894
3.70%, 12/1/47	360,000	270,869
5.40%, 1/15/54	500,000	477,347
Duke Energy Corp.
3.40%, 6/15/29	172,000	166,675
2.45%, 6/1/30(b)	260,000	239,880
2.55%, 6/15/31	238,000	215,449
5.45%, 6/15/34	250,000	256,174
4.95%, 9/15/35	250,000	245,435
4.80%, 12/15/45	63,000	55,113
3.95%, 8/15/47	150,000	114,178
4.20%, 6/15/49(b)	522,000	407,218
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(d)	200,000	208,371
Duke Energy Ohio, Inc.
5.55%, 3/15/54	250,000	241,154
Duke Energy Progress LLC
4.20%, 8/15/45	150,000	123,345
2.90%, 8/15/51	950,000	592,145
Duke Energy Progress NC Storm Funding LLC
2.39%, 7/1/37, Series A-2	950,000	808,889
DuPont de Nemours, Inc.
5.42%, 11/15/48(b)	250,000	236,751
Eastern Energy Gas Holdings LLC
5.80%, 1/15/35	250,000	260,416
Eastman Chemical Co.
4.80%, 9/1/42	90,000	80,009
Eaton Corp.
5.45%, 3/6/56	450,000	442,899
eBay, Inc.
4.00%, 7/15/42	140,000	112,829
Ecolab, Inc.
2.13%, 8/15/50	400,000	217,736
Elevance Health, Inc.
3.65%, 12/1/27	42,000	41,587
4.75%, 2/15/30	200,000	201,049
2.55%, 3/15/31	300,000	272,257
4.75%, 2/15/33	100,000	98,785
5.20%, 2/15/35	500,000	501,825
4.65%, 1/15/43	250,000	220,844
4.65%, 8/15/44	276,000	240,473
3.13%, 5/15/50	332,000	216,796
3.60%, 3/15/51	219,000	154,926
5.13%, 2/15/53	240,000	214,200
5.70%, 2/15/55	150,000	144,865
Eli Lilly & Co.
3.95%, 3/15/49	850,000	676,365
4.88%, 2/27/53	262,000	237,390
5.05%, 8/14/54	250,000	231,410
5.10%, 2/9/64	500,000	455,347
Emerson Electric Co.
5.25%, 11/15/39	500,000	506,869
Energy Transfer LP
5.55%, 2/15/28	500,000	508,497
6.63%, 10/15/36	200,000	217,304
5.80%, 6/15/38, Series 20Y	385,000	392,977
7.50%, 7/1/38	60,000	69,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.95%, 1/15/43	$354,000	$313,669
5.30%, 4/1/44	283,000	258,545
5.35%, 5/15/45	240,000	218,818
5.30%, 4/15/47	222,000	199,616
5.40%, 10/1/47	205,000	186,509
6.25%, 4/15/49	105,000	105,221
5.00%, 5/15/50	218,000	185,715
5.95%, 5/15/54	750,000	724,225
Enstar Group Ltd.
4.95%, 6/1/29	171,000	170,836
Entergy Corp.
2.80%, 6/15/30	285,000	266,051
3.75%, 6/15/50	213,000	153,943
Entergy Louisiana LLC
3.10%, 6/15/41	300,000	226,960
4.20%, 4/1/50	200,000	157,766
5.70%, 3/15/54	300,000	294,930
Entergy Texas, Inc.
3.55%, 9/30/49	500,000	355,308
Enterprise Products Operating LLC
5.20%, 1/15/36(b)	500,000	503,658
4.85%, 8/15/42	600,000	553,800
4.90%, 5/15/46	350,000	316,904
3.70%, 1/31/51	760,000	559,292
4.95%, 10/15/54	258,000	228,884
EOG Resources, Inc.
5.35%, 1/15/36	500,000	508,147
5.65%, 12/1/54	150,000	147,834
Equinix, Inc.
1.80%, 7/15/27	53,000	51,524
3.20%, 11/18/29	256,000	244,494
3.90%, 4/15/32	185,000	175,467
3.00%, 7/15/50	213,000	136,471
Equitable Holdings, Inc.
4.35%, 4/20/28	48,000	47,808
5.00%, 4/20/48	139,000	121,933
Essential Properties LP
2.95%, 7/15/31(b)	193,000	174,434
Essential Utilities, Inc.
3.57%, 5/1/29	197,000	191,402
5.30%, 5/1/52	250,000	229,026
Essex Portfolio LP
4.00%, 3/1/29	50,000	49,287
3.00%, 1/15/30	85,000	80,287
4.88%, 2/15/36	550,000	531,202
Estee Lauder Cos., Inc.
3.13%, 12/1/49	250,000	165,597
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	301,000	205,004
3.13%, 10/15/52	227,000	141,804
Evergy Kansas Central, Inc.
4.10%, 4/1/43	150,000	124,677
Evergy Metro, Inc.
4.13%, 4/1/49, Series 2019	400,000	318,557
Eversource Energy
3.30%, 1/15/28, Series M	88,000	86,318
5.95%, 2/1/29	80,000	82,585
1.65%, 8/15/30, Series R	325,000	286,875
5.95%, 7/15/34	250,000	261,810
Exelon Corp.
3.35%, 3/15/32	380,000	352,166
4.95%, 6/15/35	151,000	147,319
5.60%, 3/15/53	196,000	188,099
6.50%, 3/15/55, (6.50% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 1.975% thereafter)(d)	250,000	259,000
Expedia Group, Inc.
3.25%, 2/15/30(b)	358,000	340,001
Extra Space Storage LP
5.40%, 2/1/34	300,000	303,637
Exxon Mobil Corp.
3.45%, 4/15/51	500,000	358,843
Federal Realty OP LP
4.50%, 12/1/44	183,000	157,411
FedEx Corp.
4.90%, 1/15/34	269,000	266,795
3.90%, 2/1/35	250,000	230,147
3.25%, 5/15/41	136,000	103,427
4.55%, 4/1/46	16,000	13,501
4.40%, 1/15/47	123,000	100,985
4.05%, 2/15/48	275,000	214,380
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	194,704
3.40%, 6/15/30	240,000	226,331
Fidelity National Information Services, Inc.
5.10%, 7/15/32	435,000	436,710
Fifth Third Bancorp
8.25%, 3/1/38	450,000	545,845
FirstEnergy Corp.
3.40%, 3/1/50, Series C	285,000	194,021
Fiserv, Inc.
2.25%, 6/1/27	142,000	139,116
2.65%, 6/1/30	583,000	534,444
5.63%, 8/21/33	350,000	354,943
4.40%, 7/1/49(b)	238,000	182,749
Florida Power & Light Co.
5.70%, 3/15/55	500,000	498,301
Ford Motor Co.
7.45%, 7/16/31	103,000	112,576
3.25%, 2/12/32	780,000	691,808
5.29%, 12/8/46(b)	640,000	535,780
Ford Motor Credit Co. LLC
7.35%, 11/4/27	500,000	516,074
2.90%, 2/10/29	260,000	245,319
7.12%, 11/7/33	550,000	590,054
Fortune Brands Innovations, Inc.
4.50%, 3/25/52	150,000	120,603
Fox Corp.
3.50%, 4/8/30	120,000	115,406
5.58%, 1/25/49(b)	247,000	233,330
Freeport-McMoRan, Inc.
4.38%, 8/1/28	49,000	48,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.40%, 11/14/34	$90,000	$91,697
5.45%, 3/15/43	150,000	145,765
GATX Corp.
4.70%, 4/1/29	156,000	156,482
1.90%, 6/1/31	228,000	199,249
6.05%, 6/5/54	350,000	353,980
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	191,477
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	211,025
6.38%, 11/22/52	205,000	218,773
GE Vernova, Inc.
5.50%, 2/4/56	250,000	242,558
General Dynamics Corp.
4.25%, 4/1/50	250,000	211,181
General Electric Co.
6.75%, 3/15/32, Series A	113,000	124,942
General Mills, Inc.
4.20%, 4/17/28	107,000	106,637
2.25%, 10/14/31(b)	410,000	361,443
5.25%, 1/30/35(b)	345,000	344,973
General Motors Co.
6.80%, 10/1/27	58,000	59,564
5.00%, 4/1/35(b)	480,000	467,430
6.60%, 4/1/36	105,000	113,057
6.25%, 10/2/43	560,000	563,962
5.95%, 4/1/49(b)	360,000	346,475
General Motors Financial Co., Inc.
5.35%, 7/15/27	50,000	50,518
5.05%, 4/4/28	500,000	504,378
5.60%, 6/18/31	510,000	525,325
3.10%, 1/12/32	500,000	453,025
Genuine Parts Co.
1.88%, 11/1/30	159,000	138,348
2.75%, 2/1/32	155,000	134,868
Georgia Power Co.
4.30%, 3/15/43	143,000	122,348
3.70%, 1/30/50, Series B	220,000	162,865
3.25%, 3/15/51, Series A	1,020,000	692,765
Gilead Sciences, Inc.
2.60%, 10/1/40	247,000	180,068
4.80%, 4/1/44	195,000	177,959
4.75%, 3/1/46	350,000	314,416
4.15%, 3/1/47	400,000	328,036
5.50%, 11/15/54(b)	500,000	488,865
GlaxoSmithKline Capital, Inc.
4.88%, 4/15/35(b)	400,000	398,240
Global Payments, Inc.
4.95%, 8/15/27	274,000	274,991
3.20%, 8/15/29	226,000	213,989
5.40%, 8/15/32	218,000	218,181
5.55%, 11/15/35	305,000	297,564
4.15%, 8/15/49	81,000	59,427
Globe Life, Inc.
5.85%, 9/15/34	200,000	207,790
GLP Capital LP/GLP Financing II, Inc.
5.63%, 3/1/36	500,000	491,591
Goldman Sachs Group, Inc.
5.54%, 1/28/36, (5.536% fixed rate until 1/28/35; Secured Overnight Financing Rate + 1.38% thereafter)(d)	850,000	865,115
4.94%, 10/21/36, (4.939% fixed rate until 10/21/35; Secured Overnight Financing Rate + 1.33% thereafter)(d)	140,000	136,036
6.75%, 10/1/37	549,000	600,614
5.39%, 2/2/41, (5.387% fixed rate until 2/2/36; 5-year Constant Maturity Treasury Rate + 1.18% thereafter)(d)	500,000	487,651
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(d)	500,000	377,566
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(d)	500,000	383,066
5.15%, 5/22/45	347,000	317,230
4.75%, 10/21/45	500,000	441,899
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(d)	100,000	97,225
5.54%, 1/21/47, (5.541% fixed rate until 1/21/46; Secured Overnight Financing Rate + 1.32% thereafter)(d)	350,000	338,479
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(d)	500,000	493,584
GXO Logistics, Inc.
2.65%, 7/15/31	150,000	133,070
HA Sustainable Infrastructure Capital, Inc.
6.00%, 3/15/36	250,000	247,116
Haleon U.S. Capital LLC
3.63%, 3/24/32	500,000	469,608
Halliburton Co.
4.85%, 11/15/35	258,000	251,515
6.70%, 9/15/38	56,000	62,325
7.45%, 9/15/39	173,000	203,843
4.75%, 8/1/43	157,000	139,996
5.00%, 11/15/45(b)	181,000	164,301
Hanover Insurance Group, Inc.
2.50%, 9/1/30	73,000	66,320
Harley-Davidson, Inc.
4.63%, 7/28/45	308,000	246,372
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	120,949
4.40%, 3/15/48	80,000	66,906
3.60%, 8/19/49	99,000	71,917
Hasbro, Inc.
3.50%, 9/15/27	249,000	246,135
6.35%, 3/15/40	86,000	90,035
HCA, Inc.
2.38%, 7/15/31(b)	190,000	168,582
3.63%, 3/15/32	250,000	232,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.50%, 6/1/33	$350,000	$357,562
5.13%, 6/15/39	317,000	300,810
5.50%, 6/15/47	132,000	122,524
5.25%, 6/15/49	218,000	194,530
3.50%, 7/15/51	248,000	166,163
4.63%, 3/15/52	800,000	644,600
5.95%, 9/15/54	500,000	486,351
6.10%, 4/1/64	150,000	148,100
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	131,915
Healthpeak OP LLC
2.88%, 1/15/31	110,000	101,223
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	100,000	99,888
6.20%, 10/15/35(b)	455,000	488,718
6.35%, 10/15/45(b)	427,000	437,789
Highwoods Realty LP
4.20%, 4/15/29	45,000	44,123
3.05%, 2/15/30	105,000	97,604
Home Depot, Inc.
3.25%, 4/15/32	500,000	466,454
5.88%, 12/16/36	510,000	542,535
3.30%, 4/15/40	533,000	428,555
4.25%, 4/1/46	250,000	208,546
3.13%, 12/15/49	250,000	167,310
2.38%, 3/15/51	376,000	212,575
3.63%, 4/15/52	100,000	72,001
5.40%, 6/25/64(b)	200,000	189,282
Honeywell Aerospace, Inc.
4.95%, 3/16/36(e)	200,000	197,755
5.85%, 3/16/66(e)	550,000	554,244
Honeywell International, Inc.
3.81%, 11/21/47	100,000	77,073
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	544,000	513,226
Howard University
5.21%, 10/1/52, Series 22A	325,000	269,190
Howmet Aerospace, Inc.
5.95%, 2/1/37	75,000	79,831
HP, Inc.
6.10%, 4/25/35(b)	550,000	580,921
6.00%, 9/15/41	195,000	200,173
Hubbell, Inc.
3.50%, 2/15/28	61,000	60,051
Humana, Inc.
5.95%, 3/15/34	500,000	517,180
4.95%, 10/1/44	57,000	49,392
4.80%, 3/15/47	95,000	78,751
5.50%, 3/15/53	260,000	232,945
5.75%, 4/15/54(b)	300,000	278,086
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(d)	210,000	209,065
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	176,000	151,735
5.61%, 1/28/41, (5.605% fixed rate until 1/28/36; 5-year Constant Maturity Treasury Rate + 1.35% thereafter)(d)	240,000	235,071
Huntington Ingalls Industries, Inc.
4.20%, 5/1/30	242,000	237,147
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	900,000	842,025
5.30%, 2/5/54(b)	350,000	317,101
Indiana Michigan Power Co.
3.75%, 7/1/47, Series L	250,000	187,668
Ingersoll Rand, Inc.
5.45%, 6/15/34	510,000	521,060
Intel Corp.
2.45%, 11/15/29	300,000	279,614
4.15%, 8/5/32(b)	750,000	720,946
5.30%, 5/15/36	500,000	499,542
5.63%, 2/10/43	250,000	243,493
3.73%, 12/8/47	600,000	435,345
5.70%, 2/10/53	400,000	380,210
5.60%, 2/21/54(b)	800,000	754,839
3.10%, 2/15/60(b)	450,000	259,881
5.05%, 8/5/62	86,000	72,216
Intercontinental Exchange, Inc.
4.25%, 9/21/48	300,000	248,365
3.00%, 6/15/50(b)	87,000	57,152
3.00%, 9/15/60	650,000	385,483
International Business Machines Corp.
5.00%, 2/10/32, Series ..	200,000	202,313
4.25%, 5/15/49	500,000	393,474
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	83,000	73,439
International Paper Co.
4.80%, 6/15/44	300,000	260,294
4.40%, 8/15/47	30,000	24,256
4.35%, 8/15/48(b)	149,000	118,645
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	124,017
3.70%, 9/15/46	76,000	56,868
3.50%, 9/30/49	175,000	122,952
3.10%, 11/30/51	228,000	146,444
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	134,411
4.88%, 2/1/35	400,000	388,646
Jabil, Inc.
3.95%, 1/12/28	93,000	92,132
Jackson Financial, Inc.
5.67%, 6/8/32(b)	119,000	120,413
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 5/15/32	169,000	150,324
6.75%, 3/15/34	32,000	34,855
5.95%, 4/20/35	300,000	309,820
6.50%, 12/1/52	305,000	308,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
7.25%, 11/15/53	$400,000	$438,718
6.25%, 3/1/56	500,000	489,307
Jefferies Financial Group, Inc.
2.75%, 10/15/32	120,000	102,812
6.25%, 1/15/36	448,000	462,009
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	104,972	92,126
JM Smucker Co.
6.50%, 11/15/53(b)	250,000	270,484
Johnson Controls International PLC
6.00%, 1/15/36	162,000	172,054
4.50%, 2/15/47	120,000	102,235
JPMorgan Chase & Co.
5.50%, 1/24/36, (5.502% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.315% thereafter)(d)	500,000	511,889
5.57%, 4/22/36, (5.572% fixed rate until 4/22/35; Secured Overnight Financing Rate + 1.68% thereafter)(d)	500,000	514,673
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(d)	250,000	253,878
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(d)	120,000	116,602
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(d)	500,000	442,093
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(d)	745,000	568,251
4.85%, 2/1/44	100,000	92,348
4.95%, 6/1/45	500,000	460,184
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month Secured Overnight Financing Rate + 1.842% thereafter)(d)	500,000	415,214
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(d)	400,000	317,353
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(d)	300,000	234,700
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(d)	500,000	346,194
Juniper Networks, Inc.
5.95%, 3/15/41	125,000	125,497
Kellanova
4.50%, 4/1/46	285,000	245,297
Kentucky Utilities Co.
4.38%, 10/1/45	351,000	295,229
Kenvue, Inc.
5.05%, 3/22/53(b)	250,000	228,368
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34	500,000	500,726
4.50%, 4/15/52	400,000	318,872
Keybank National Association
4.90%, 8/8/32	600,000	590,504
Kilroy Realty LP
4.25%, 8/15/29	65,000	63,016
Kimberly-Clark Corp.
3.90%, 5/4/47	200,000	156,801
Kimco Realty OP LLC
5.30%, 2/1/36	450,000	456,598
4.25%, 4/1/45(b)	100,000	83,699
3.70%, 10/1/49	60,000	44,217
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	224,000	254,612
5.80%, 3/15/35	114,000	118,892
6.50%, 2/1/37	582,000	631,992
6.95%, 1/15/38	700,000	786,987
5.00%, 3/1/43	100,000	91,151
5.40%, 9/1/44	58,000	54,935
Kinder Morgan, Inc.
7.80%, 8/1/31	263,000	299,620
5.20%, 6/1/33	400,000	407,509
5.05%, 2/15/46	180,000	163,146
3.25%, 8/1/50	110,000	73,201
KLA Corp.
3.30%, 3/1/50	70,000	48,490
4.95%, 7/15/52(b)	615,000	558,490
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	328,280
6.88%, 1/26/39	300,000	329,303
5.20%, 7/15/45	266,000	236,399
4.38%, 6/1/46	100,000	80,292
5.50%, 6/1/50(b)	321,000	292,321
Kroger Co.
5.00%, 9/15/34	500,000	495,251
5.40%, 7/15/40	165,000	161,777
5.00%, 4/15/42	55,000	51,126
5.15%, 8/1/43	200,000	186,437
4.65%, 1/15/48	189,000	160,087
5.65%, 9/15/64	250,000	235,103
Kyndryl Holdings, Inc.
4.10%, 10/15/41	115,000	82,992
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	29,965
1.80%, 1/15/31	415,000	365,503
4.85%, 4/27/35	255,000	251,135
5.05%, 4/27/45	125,000	117,028
Laboratory Corp. of America Holdings
3.60%, 9/1/27	185,000	183,474
4.55%, 4/1/32(b)	250,000	246,627
Lear Corp.
2.60%, 1/15/32	250,000	221,419
Leidos, Inc.
2.30%, 2/15/31	340,000	303,851
Lincoln National Corp.
7.00%, 6/15/40	500,000	548,150
Lockheed Martin Corp.
5.00%, 8/15/35	200,000	201,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.70%, 5/15/46	$200,000	$178,101
4.09%, 9/15/52	300,000	236,108
5.20%, 2/15/64	550,000	506,366
Louisville Gas & Electric Co.
5.85%, 8/15/55	300,000	302,575
Lowe's Cos., Inc.
4.00%, 10/15/28	130,000	128,811
3.65%, 4/5/29	52,000	50,869
4.50%, 4/15/30	50,000	49,999
1.70%, 10/15/30	100,000	88,478
3.75%, 4/1/32	695,000	658,946
5.00%, 4/15/40	232,000	220,890
2.80%, 9/15/41	110,000	78,484
3.00%, 10/15/50	384,000	241,905
3.50%, 4/1/51	310,000	214,745
5.75%, 7/1/53	394,000	385,409
5.85%, 4/1/63	250,000	244,290
LPL Holdings, Inc.
5.65%, 3/15/35	530,000	527,639
LYB International Finance BV
5.25%, 7/15/43	110,000	97,375
LYB International Finance III LLC
4.20%, 10/15/49(b)	210,000	154,209
4.20%, 5/1/50	200,000	146,301
3.80%, 10/1/60	210,000	134,252
Maple Parent Holdings Corp.
6.63%, 3/26/56(e)	200,000	208,817
Marathon Petroleum Corp.
5.15%, 3/1/30	250,000	254,377
5.70%, 3/1/35	250,000	257,737
4.75%, 9/15/44	46,000	40,196
4.50%, 4/1/48	230,000	186,031
Markel Group, Inc.
3.50%, 11/1/27	141,000	139,175
5.00%, 4/5/46	170,000	151,572
6.00%, 5/16/54	100,000	100,092
Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	156,769
3.50%, 10/15/32, Series GG	688,000	635,090
Marsh & McLennan Cos., Inc.
5.45%, 3/15/54	700,000	669,811
Martin Marietta Materials, Inc.
2.40%, 7/15/31	320,000	286,854
3.20%, 7/15/51	156,000	103,569
5.50%, 12/1/54(b)	65,000	62,578
Marvell Technology, Inc.
2.95%, 4/15/31	278,000	256,209
Mastercard, Inc.
4.35%, 1/15/32	500,000	495,131
3.95%, 2/26/48	300,000	237,626
2.95%, 3/15/51	300,000	195,093
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	59,302
1.85%, 2/15/31	245,000	215,457
McDonald's Corp.
2.13%, 3/1/30	213,000	195,757
4.95%, 8/14/33(b)	280,000	284,444
4.70%, 12/9/35	227,000	222,592
4.88%, 7/15/40	40,000	37,802
3.70%, 2/15/42	200,000	161,318
4.45%, 3/1/47	451,000	380,775
4.45%, 9/1/48	400,000	335,120
Medtronic, Inc.
4.63%, 3/15/45	250,000	223,701
Merck & Co., Inc.
3.90%, 3/7/39	500,000	441,374
4.00%, 3/7/49	800,000	634,587
5.55%, 12/4/55	350,000	344,122
2.90%, 12/10/61	800,000	463,043
Meta Platforms, Inc.
6.20%, 5/15/46	500,000	505,411
6.30%, 5/15/56	600,000	605,382
5.75%, 11/15/65	400,000	366,565
MetLife, Inc.
5.30%, 12/15/34(b)	250,000	256,028
10.75%, 8/1/39	152,000	196,289
5.25%, 1/15/54(b)	509,000	479,320
6.35%, 3/15/55, Series G, (6.35% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 2.078% thereafter)(d)	415,000	426,697
Micron Technology, Inc.
3.37%, 11/1/41	600,000	469,523
Microsoft Corp.
2.50%, 9/15/50	500,000	298,527
MidAmerican Energy Co.
4.25%, 7/15/49	800,000	649,238
5.30%, 2/1/55	300,000	281,257
Molson Coors Beverage Co.
5.00%, 5/1/42	69,000	63,389
4.20%, 7/15/46	220,000	176,259
Mondelez International, Inc.
2.75%, 4/13/30	43,000	40,230
1.88%, 10/15/32(b)	325,000	277,512
2.63%, 9/4/50	100,000	60,322
Montefiore Obligated Group
4.29%, 9/1/50	225,000	156,913
Moody's Corp.
4.25%, 8/8/32(b)	320,000	311,866
5.00%, 8/5/34	250,000	250,843
Morgan Stanley
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(d)	350,000	364,922
5.59%, 1/18/36, (5.587% fixed rate until 1/18/35; Secured Overnight Financing Rate + 1.418% thereafter)(d)	250,000	256,452
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	250,000	258,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.31%, 1/18/41, (5.314% fixed rate until 1/18/36; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	$500,000	$488,284
6.38%, 7/24/42	250,000	272,558
4.38%, 1/22/47	300,000	252,244
5.90%, 3/13/47, (5.90% fixed rate until 3/13/46; Secured Overnight Financing Rate + 1.782% thereafter)(d)	800,000	811,901
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	200,000	196,651
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(b)(d)	600,000	374,436
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(d)	300,000	290,949
Mosaic Co.
4.05%, 11/15/27	133,000	132,213
5.63%, 11/15/43	98,000	93,098
Motorola Solutions, Inc.
4.60%, 5/23/29	69,000	69,120
2.75%, 5/24/31	231,000	210,184
MPLX LP
4.00%, 3/15/28	149,000	147,902
5.50%, 6/1/34	565,000	574,262
4.50%, 4/15/38	650,000	590,974
5.20%, 3/1/47	93,000	83,798
4.70%, 4/15/48	702,000	584,734
4.95%, 3/14/52	150,000	127,424
5.95%, 4/1/55	182,000	176,973
Mylan, Inc.
4.55%, 4/15/28	41,000	40,834
5.20%, 4/15/48	300,000	247,179
MyMichigan Health
3.41%, 6/1/50, Series 2020	356,000	248,285
Nasdaq, Inc.
1.65%, 1/15/31	190,000	167,213
2.50%, 12/21/40	160,000	113,149
3.95%, 3/7/52	61,000	45,906
6.10%, 6/28/63	170,000	174,754
National Health Investors, Inc.
3.00%, 2/1/31	50,000	45,317
National Rural Utilities Cooperative Finance Corp.
4.30%, 3/15/49(b)	400,000	330,931
NetApp, Inc.
2.70%, 6/22/30(b)	460,000	424,376
Netflix, Inc.
5.40%, 8/15/54	200,000	194,486
Nevada Power Co.
5.90%, 5/1/53, Series GG	250,000	249,443
Newmont Corp.
2.60%, 7/15/32(b)	300,000	270,779
5.45%, 6/9/44	75,000	73,092
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	227,000	221,246
2.75%, 11/1/29	155,000	146,867
2.44%, 1/15/32	310,000	274,287
5.05%, 2/28/33(b)	260,000	262,395
3.00%, 1/15/52	370,000	229,728
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(d)	350,000	365,626
NIKE, Inc.
3.38%, 3/27/50	446,000	315,457
NiSource, Inc.
3.60%, 5/1/30	465,000	447,746
5.25%, 2/15/43	175,000	164,230
4.80%, 2/15/44	81,000	71,701
5.65%, 2/1/45	52,000	50,861
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(d)	449,000	459,505
NNN REIT, Inc.
3.50%, 10/15/27	115,000	113,633
2.50%, 4/15/30	200,000	184,832
3.50%, 4/15/51	150,000	104,888
Norfolk Southern Corp.
2.55%, 11/1/29	93,000	87,448
3.95%, 10/1/42	112,000	92,218
3.94%, 11/1/47	163,000	127,216
4.10%, 5/15/49	183,000	143,811
2.90%, 8/25/51	130,000	81,220
3.70%, 3/15/53	510,000	366,564
3.16%, 5/15/55	25,000	16,015
4.10%, 5/15/21	335,000	232,097
Northern States Power Co.
3.60%, 9/15/47	100,000	74,911
5.65%, 5/15/55	250,000	247,882
5.55%, 5/15/56	500,000	488,571
Northrop Grumman Corp.
5.15%, 5/1/40	255,000	249,991
4.03%, 10/15/47	518,000	412,572
5.25%, 5/1/50(b)	405,000	379,945
5.20%, 6/1/54(b)	250,000	232,494
NOV, Inc.
3.95%, 12/1/42	180,000	145,000
NSTAR Electric Co.
4.55%, 6/1/52	150,000	126,264
Nucor Corp.
2.98%, 12/15/55	300,000	187,071
Occidental Petroleum Corp.
7.50%, 5/1/31	250,000	278,766
5.38%, 1/1/32(b)	125,000	128,575
5.55%, 10/1/34(b)	265,000	273,464
6.60%, 3/15/46	400,000	429,085
6.05%, 10/1/54(b)	200,000	202,629
Oglethorpe Power Corp.
5.95%, 11/1/39	210,000	217,378
4.50%, 4/1/47	250,000	206,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.25%, 9/1/50	$80,000	$72,255
Oklahoma Gas & Electric Co.
5.90%, 4/1/56	300,000	304,090
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	127,000	122,129
Omnicom Group, Inc.
2.45%, 4/30/30	168,000	154,732
5.40%, 10/1/48	276,000	246,835
Oncor Electric Delivery Co. LLC
4.10%, 11/15/48	220,000	173,629
5.90%, 3/15/56(e)	300,000	303,881
ONEOK, Inc.
3.25%, 6/1/30	152,000	143,811
6.05%, 9/1/33	150,000	157,867
5.05%, 11/1/34	403,000	396,686
5.40%, 10/15/35(b)	500,000	501,930
5.15%, 10/15/43	147,000	133,074
4.25%, 9/15/46	123,000	96,316
4.95%, 7/13/47	325,000	280,388
4.20%, 10/3/47	201,000	155,054
4.45%, 9/1/49	100,000	80,990
7.15%, 1/15/51	115,000	127,055
5.70%, 11/1/54	250,000	233,192
Oracle Corp.
2.88%, 3/25/31	355,000	318,079
5.25%, 2/3/32	250,000	248,011
4.90%, 2/6/33	300,000	288,233
4.70%, 9/27/34	582,000	541,277
3.90%, 5/15/35	287,000	247,227
5.20%, 9/26/35(b)	890,000	846,990
3.85%, 7/15/36	250,000	209,955
3.80%, 11/15/37	440,000	357,797
6.50%, 4/15/38(b)	728,000	747,598
3.60%, 4/1/40	314,000	232,765
5.38%, 7/15/40	570,000	513,601
4.13%, 5/15/45	515,000	366,900
6.55%, 2/4/46	500,000	481,942
4.00%, 11/15/47(b)	280,000	191,711
3.60%, 4/1/50(b)	233,000	145,349
3.95%, 3/25/51	885,000	582,439
5.55%, 2/6/53	500,000	414,596
4.38%, 5/15/55	383,000	262,689
6.00%, 8/3/55	600,000	525,815
3.85%, 4/1/60	801,000	484,042
4.10%, 3/25/61	470,000	298,949
6.85%, 2/4/66	500,000	480,705
O'Reilly Automotive, Inc.
4.20%, 4/1/30	275,000	271,072
Oshkosh Corp.
4.60%, 5/15/28	46,000	46,040
Otis Worldwide Corp.
2.57%, 2/15/30	248,000	230,854
3.11%, 2/15/40	50,000	38,535
Ovintiv, Inc.
7.20%, 11/1/31	81,000	89,258
7.10%, 7/15/53	250,000	277,606
Owens Corning
7.00%, 12/1/36	182,000	204,902
4.30%, 7/15/47	74,000	59,996
4.40%, 1/30/48	175,000	143,839
Pacific Gas & Electric Co.
2.50%, 2/1/31	505,000	453,641
5.80%, 5/15/34	300,000	307,417
4.45%, 4/15/42	465,000	385,345
3.75%, 8/15/42	440,000	331,321
4.95%, 7/1/50	226,000	189,682
3.50%, 8/1/50	490,000	327,308
5.90%, 10/1/54	500,000	473,207
6.15%, 3/1/55	250,000	244,952
PacifiCorp
6.25%, 10/15/37	224,000	235,343
4.10%, 2/1/42	300,000	243,822
3.30%, 3/15/51	252,000	164,360
5.80%, 1/15/55	700,000	668,651
Packaging Corp. of America
3.00%, 12/15/29	262,000	248,859
4.05%, 12/15/49(b)	26,000	20,109
Parker-Hannifin Corp.
4.10%, 3/1/47	90,000	73,571
4.00%, 6/14/49	105,000	83,706
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(d)	50,000	48,257
PayPal Holdings, Inc.
3.25%, 6/1/50(b)	288,000	188,626
5.25%, 6/1/62	100,000	87,559
PECO Energy Co.
5.25%, 9/15/54	250,000	232,057
PepsiCo, Inc.
5.00%, 2/7/35(b)	500,000	505,079
5.50%, 1/15/40	185,000	190,267
4.65%, 2/15/53	512,000	449,368
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	350,000	332,712
5.30%, 5/19/53	1,500,000	1,408,352
Pfizer, Inc.
4.88%, 11/15/35	250,000	247,597
7.20%, 3/15/39	700,000	819,508
4.13%, 12/15/46	200,000	164,534
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,071,406
5.54%, 7/15/47, Series A-3	1,020,000	1,009,138
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	497,000	470,172
4.67%, 12/1/51, Series A-5	645,000	564,984
5.10%, 6/1/52, Series A-5	775,000	710,758
Philip Morris International, Inc.
4.63%, 10/29/35(b)	250,000	241,628
4.25%, 11/10/44	400,000	335,819
Phillips 66
4.88%, 11/15/44	53,000	47,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.90%, 10/1/46	$100,000	$87,800
3.30%, 3/15/52	465,000	306,710
Phillips 66 Co.
4.68%, 2/15/45	200,000	171,834
6.20%, 3/15/56, Series B, (6.20% fixed rate until 3/15/36; 5-year Constant Maturity Treasury Rate + 2.166% thereafter)(b)(d)	250,000	251,238
Piedmont Natural Gas Co., Inc.
5.05%, 5/15/52	187,000	167,422
Pilgrim's Pride Corp.
6.88%, 5/15/34(b)	300,000	324,589
Pinnacle West Capital Corp.
5.15%, 5/15/30	500,000	507,285
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	245,000	236,649
6.65%, 1/15/37	272,000	296,281
4.90%, 2/15/45	250,000	221,745
Principal Financial Group, Inc.
6.05%, 10/15/36	500,000	534,718
Progress Energy, Inc.
7.75%, 3/1/31	253,000	284,197
Progressive Corp.
3.70%, 3/15/52	250,000	184,218
Prologis LP
5.00%, 1/31/35	800,000	797,623
Providence St. Joseph Health Obligated Group
3.93%, 10/1/48, Series A	270,000	206,103
Prudential Financial, Inc.
4.60%, 5/15/44	500,000	436,148
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(b)(d)	143,000	140,565
4.35%, 2/25/50	290,000	236,106
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(d)	148,000	136,258
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(d)	350,000	369,845
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	100,000	82,375
5.25%, 4/1/53	300,000	276,910
Public Service Electric & Gas Co.
3.80%, 1/1/43	250,000	200,770
5.45%, 3/1/54	450,000	434,575
Public Service Enterprise Group, Inc.
5.45%, 4/1/34	500,000	510,662
Puget Energy, Inc.
5.73%, 3/15/35	250,000	252,103
Puget Sound Energy, Inc.
4.22%, 6/15/48	400,000	322,580
PulteGroup, Inc.
6.00%, 2/15/35	190,000	198,914
QUALCOMM, Inc.
4.80%, 5/20/45	100,000	90,247
3.25%, 5/20/50	400,000	273,566
Quanta Services, Inc.
3.05%, 10/1/41	160,000	118,417
Quest Diagnostics, Inc.
2.80%, 6/30/31	300,000	274,835
Raymond James Financial, Inc.
3.75%, 4/1/51	250,000	181,472
Realty Income Corp.
4.65%, 3/15/47	135,000	117,723
Regal Rexnord Corp.
6.40%, 4/15/33	211,000	223,757
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	215,000	190,477
Regions Financial Corp.
5.50%, 9/6/35, (5.502% fixed rate until 9/6/34; Secured Overnight Financing Rate + 2.06% thereafter)(d)	300,000	302,812
Reinsurance Group of America, Inc.
6.00%, 9/15/33	263,000	274,896
Republic Services, Inc.
1.75%, 2/15/32	369,000	316,454
Revvity, Inc.
2.55%, 3/15/31	200,000	180,010
Roper Technologies, Inc.
1.40%, 9/15/27	50,000	48,144
2.00%, 6/30/30	185,000	165,753
5.10%, 9/15/35(b)	250,000	243,089
Royal Caribbean Cruises Ltd.
5.38%, 1/15/36(b)	500,000	497,447
Royalty Pharma PLC
2.20%, 9/2/30	490,000	443,124
3.30%, 9/2/40	96,000	74,427
3.55%, 9/2/50	295,000	205,675
RPM International, Inc.
2.95%, 1/15/32	205,000	185,493
RTX Corp.
7.20%, 8/15/27	216,000	223,539
4.13%, 11/16/28	139,000	138,134
1.90%, 9/1/31	285,000	248,965
2.38%, 3/15/32	330,000	291,599
5.15%, 2/27/33	250,000	255,041
5.40%, 5/1/35	469,000	485,292
4.45%, 11/16/38	232,000	215,243
4.50%, 6/1/42	299,000	267,366
4.15%, 5/15/45	129,000	106,426
4.35%, 4/15/47	252,000	210,625
4.05%, 5/4/47	280,000	223,296
4.63%, 11/16/48	90,000	77,754
2.82%, 9/1/51	60,000	37,211
3.03%, 3/15/52	295,000	190,211
6.40%, 3/15/54(b)	150,000	163,949
Ryder System, Inc.
6.60%, 12/1/33	222,000	243,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
S&P Global, Inc.
3.25%, 12/1/49	$290,000	$200,260
Sabine Pass Liquefaction LLC
4.50%, 5/15/30	222,000	220,702
Sabra Health Care LP
3.90%, 10/15/29	174,000	168,669
Salesforce, Inc.
2.70%, 7/15/41(b)	300,000	206,963
2.90%, 7/15/51(b)	215,000	127,318
6.55%, 3/15/56	800,000	816,827
San Diego Gas & Electric Co.
5.35%, 4/1/53	595,000	556,429
Santander Holdings USA, Inc.
4.40%, 7/13/27	109,000	109,011
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(b)(d)	190,000	201,253
Sekisui House U.S., Inc.
3.97%, 8/6/61	524,000	346,639
Sempra
3.40%, 2/1/28	541,000	531,382
3.80%, 2/1/38	800,000	679,236
6.00%, 10/15/39	203,000	208,785
Shell Finance US, Inc.
4.00%, 5/10/46	300,000	240,747
Sherwin-Williams Co.
2.95%, 8/15/29	130,000	123,948
4.50%, 6/1/47(b)	275,000	231,233
Simon Property Group LP
4.75%, 3/15/42	650,000	592,093
Skyworks Solutions, Inc.
3.00%, 6/1/31(b)	160,000	145,122
Solventum Corp.
5.60%, 3/23/34(b)	300,000	307,694
Sonoco Products Co.
2.85%, 2/1/32(b)	245,000	221,095
Southern California Edison Co.
6.65%, 4/1/29	258,000	268,572
2.75%, 2/1/32(b)	500,000	445,754
5.45%, 3/1/35	250,000	249,935
4.88%, 3/1/49, Series B	613,000	512,383
5.75%, 4/15/54	655,000	608,470
Southern Co.
5.20%, 6/15/33	150,000	151,826
4.25%, 7/1/36	167,000	154,255
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	578,000	602,677
4.40%, 5/30/47	174,000	144,565
Southern Power Co.
5.15%, 9/15/41	195,000	186,189
5.25%, 7/15/43	235,000	221,329
4.95%, 12/15/46, Series F	60,000	53,440
Southwest Gas Corp.
4.15%, 6/1/49	200,000	155,543
Southwestern Electric Power Co.
3.85%, 2/1/48, Series L	50,000	37,029
3.25%, 11/1/51	450,000	295,086
Southwestern Public Service Co.
5.30%, 5/15/35	500,000	503,508
4.50%, 8/15/41	90,000	79,400
3.70%, 8/15/47	250,000	186,016
Spectra Energy Partners LP
5.95%, 9/25/43	150,000	151,562
Sprint Capital Corp.
8.75%, 3/15/32	222,000	263,302
Stanley Black & Decker, Inc.
4.85%, 11/15/48	210,000	178,598
Starbucks Corp.
4.00%, 11/15/28	33,000	32,684
3.55%, 8/15/29	79,000	77,090
4.80%, 2/15/33	488,000	488,616
4.30%, 6/15/45	300,000	248,026
4.45%, 8/15/49	247,000	203,842
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	127,415
3.25%, 1/15/31	100,000	94,029
5.25%, 5/15/35	300,000	302,245
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	239,000	217,938
Stryker Corp.
4.85%, 2/10/30	320,000	323,440
5.20%, 2/10/35	300,000	303,851
4.63%, 3/15/46	168,000	147,081
Sumisho Air Lease Corp.
2.10%, 9/1/28	74,000	69,906
4.63%, 10/1/28	77,000	76,778
Sutter Health
5.55%, 8/15/53	95,000	93,498
Synopsys, Inc.
5.00%, 4/1/32	250,000	251,681
5.15%, 4/1/35	500,000	499,401
5.70%, 4/1/55(b)	250,000	243,958
Sysco Corp.
3.25%, 7/15/27	109,000	107,769
5.95%, 4/1/30	233,000	242,191
5.38%, 9/21/35	162,000	162,233
6.60%, 4/1/50(b)	262,000	279,493
3.15%, 12/14/51(b)	150,000	95,916
Tampa Electric Co.
4.10%, 6/15/42	537,000	449,107
Targa Resources Corp.
5.50%, 2/15/35	450,000	457,762
4.95%, 4/15/52	305,000	262,580
6.05%, 5/15/56	300,000	298,246
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 2/1/31	690,000	690,083
Target Corp.
7.00%, 1/15/38	450,000	520,982
4.80%, 1/15/53(b)	150,000	132,644
TD SYNNEX Corp.
2.65%, 8/9/31	203,000	181,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Teledyne FLIR LLC
2.50%, 8/1/30	$135,000	$123,942
Teledyne Technologies, Inc.
2.75%, 4/1/31	62,000	56,834
Texas Instruments, Inc.
5.15%, 2/8/54(b)	300,000	283,477
5.05%, 5/18/63	150,000	135,082
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	300,000	218,970
5.55%, 2/12/46	500,000	495,974
Thomas Jefferson University
3.85%, 11/1/57	227,000	162,193
Time Warner Cable LLC
7.30%, 7/1/38	176,000	183,642
5.88%, 11/15/40	75,000	67,636
5.50%, 9/1/41	370,000	319,543
Timken Co.
4.50%, 12/15/28	206,000	205,878
TJX Cos., Inc.
4.50%, 4/15/50	300,000	256,445
T-Mobile USA, Inc.
3.88%, 4/15/30	793,000	771,819
2.25%, 11/15/31	500,000	440,612
5.05%, 7/15/33	400,000	403,008
5.15%, 4/15/34(b)	500,000	504,511
5.30%, 5/15/35(b)	160,000	162,057
4.95%, 11/15/35	105,000	103,167
4.38%, 4/15/40	125,000	110,985
3.00%, 2/15/41	436,000	324,364
4.50%, 4/15/50	180,000	146,857
3.30%, 2/15/51	298,000	197,393
6.00%, 6/15/54	500,000	500,419
5.70%, 1/15/56	350,000	336,545
5.80%, 9/15/62	432,000	420,528
Toll Brothers Finance Corp.
3.80%, 11/1/29	150,000	146,084
Trane Technologies Financing Ltd.
4.50%, 3/21/49	172,000	147,304
Trane Technologies Holdco, Inc.
5.75%, 6/15/43	50,000	51,646
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/48	229,000	194,445
Travelers Cos., Inc.
3.75%, 5/15/46	450,000	348,790
4.00%, 5/30/47	250,000	199,337
Trimble, Inc.
4.90%, 6/15/28	175,000	175,520
Truist Financial Corp.
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(d)	304,000	298,258
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(d)	200,000	194,181
Tucson Electric Power Co.
5.20%, 9/15/34	500,000	505,015
Tyson Foods, Inc.
4.35%, 3/1/29	22,000	21,912
4.88%, 8/15/34	216,000	212,390
5.10%, 9/28/48	289,000	265,938
U.S. Bancorp
5.85%, 10/21/33, (5.85% fixed rate until 10/21/32; Secured Overnight Financing Rate + 2.09% thereafter)(d)	250,000	261,630
Uber Technologies, Inc.
4.80%, 9/15/34	550,000	539,013
UDR, Inc.
3.20%, 1/15/30	158,000	150,685
Union Pacific Corp.
2.80%, 2/14/32(b)	430,000	392,210
5.10%, 2/20/35(b)	250,000	254,641
3.20%, 5/20/41	400,000	311,524
3.35%, 8/15/46	150,000	108,082
3.25%, 2/5/50	280,000	192,826
2.95%, 3/10/52	325,000	206,812
3.84%, 3/20/60	200,000	144,430
4.10%, 9/15/67	357,000	263,881
3.80%, 4/6/71	410,000	282,962
United Airlines Pass-Through Trust
4.15%, 8/25/31, Series 2019-1, Class AA	59,299	57,599
United Parcel Service, Inc.
5.25%, 5/14/35(b)	250,000	255,626
5.20%, 4/1/40	400,000	396,494
3.75%, 11/15/47	219,000	166,290
4.25%, 3/15/49	250,000	202,551
5.05%, 3/3/53(b)	142,000	128,094
5.50%, 5/22/54	650,000	627,015
UnitedHealth Group, Inc.
4.95%, 1/15/32	200,000	201,901
5.30%, 6/15/35(b)	400,000	407,454
3.50%, 8/15/39	700,000	575,620
5.50%, 7/15/44	500,000	489,753
4.75%, 7/15/45	102,000	90,647
4.20%, 1/15/47	393,000	318,553
3.70%, 8/15/49	500,000	367,271
3.25%, 5/15/51	350,000	235,326
5.05%, 4/15/53	500,000	447,283
5.38%, 4/15/54	400,000	375,169
3.88%, 8/15/59	250,000	178,546
6.05%, 2/15/63	65,000	66,079
5.50%, 4/15/64	573,000	536,647
Universal Health Services, Inc.
2.65%, 1/15/32	310,000	271,474
University of Miami
4.06%, 4/1/52, Series 2022	195,000	152,439
Unum Group
5.75%, 8/15/42	122,000	121,066
4.50%, 12/15/49	225,000	182,034
Valero Energy Corp.
2.15%, 9/15/27	154,000	150,008
2.80%, 12/1/31	275,000	248,730
6.63%, 6/15/37	56,000	61,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
4.90%, 3/15/45	$30,000	$26,540
3.65%, 12/1/51	97,000	67,817
Valmont Industries, Inc.
5.00%, 10/1/44	205,000	186,384
Ventas Realty LP
4.00%, 3/1/28	65,000	64,460
2.50%, 9/1/31	170,000	151,515
5.63%, 7/1/34	300,000	309,479
Verisk Analytics, Inc.
5.25%, 3/15/35	250,000	248,750
5.50%, 6/15/45	240,000	228,128
Verizon Communications, Inc.
4.33%, 9/21/28	151,000	151,067
3.88%, 2/8/29	91,000	90,014
2.55%, 3/21/31	57,000	52,021
2.36%, 3/15/32	453,000	397,910
5.05%, 5/9/33	250,000	253,148
4.50%, 8/10/33	750,000	729,680
4.40%, 11/1/34	341,000	325,324
4.78%, 2/15/35	400,000	389,350
5.25%, 4/2/35(b)	350,000	352,324
5.00%, 1/15/36	650,000	638,399
4.81%, 3/15/39	272,000	255,467
2.65%, 11/20/40	290,000	206,723
3.40%, 3/22/41	236,000	183,753
2.85%, 9/3/41	254,000	181,913
4.13%, 8/15/46	230,000	185,415
4.86%, 8/21/46(b)	800,000	705,322
4.52%, 9/15/48	210,000	174,988
4.00%, 3/22/50(b)	299,000	229,762
2.88%, 11/20/50	375,000	232,017
3.55%, 3/22/51	466,000	328,079
5.50%, 2/23/54(b)	200,000	191,300
2.99%, 10/30/56	1,035,000	615,026
3.70%, 3/22/61	583,000	395,650
Vertiv Holdings Co.
5.80%, 3/15/56	250,000	246,804
Viatris, Inc.
3.85%, 6/22/40	71,000	55,504
4.00%, 6/22/50	300,000	205,118
VICI Properties LP
5.75%, 4/1/34	250,000	254,824
6.13%, 4/1/54(b)	250,000	245,658
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	530,081
4.60%, 12/1/48	500,000	424,848
5.70%, 8/15/53	450,000	445,055
5.70%, 3/15/56	250,000	246,480
Virginia Power Fuel Securitization LLC
4.88%, 5/1/31, Series A-2	425,000	429,298
Visa, Inc.
2.70%, 4/15/40	500,000	379,877
2.00%, 8/15/50	300,000	160,769
VMware LLC
2.20%, 8/15/31	161,000	142,368
Vontier Corp.
2.95%, 4/1/31	120,000	109,024
Voya Financial, Inc.
4.80%, 6/15/46	52,000	45,491
Vulcan Materials Co.
4.50%, 6/15/47	80,000	68,087
4.70%, 3/1/48	305,000	265,728
5.70%, 12/1/54	100,000	98,960
Wachovia Corp.
5.50%, 8/1/35	177,000	178,699
Walmart, Inc.
2.65%, 9/22/51	300,000	186,528
Walt Disney Co.
6.65%, 11/15/37	260,000	293,265
3.50%, 5/13/40	750,000	616,401
5.40%, 10/1/43	150,000	147,731
4.75%, 11/15/46	200,000	177,536
4.70%, 3/23/50(b)	500,000	440,701
3.60%, 1/13/51	250,000	183,235
Waste Connections, Inc.
2.20%, 1/15/32	231,000	202,903
Waste Management, Inc.
4.95%, 3/15/35	250,000	250,232
2.95%, 6/1/41	350,000	264,434
2.50%, 11/15/50	400,000	239,435
WEC Energy Group, Inc.
1.38%, 10/15/27	85,000	81,702
Wells Fargo & Co.
5.61%, 4/23/36, (5.605% fixed rate until 4/23/35; Secured Overnight Financing Rate + 1.74% thereafter)(d)	500,000	513,206
5.95%, 12/15/36	132,000	134,825
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	380,184
5.61%, 1/15/44	200,000	193,352
3.90%, 5/1/45	1,200,000	952,426
5.43%, 1/23/47, (5.433% fixed rate until 1/23/46; Secured Overnight Financing Rate + 1.23% thereafter)(d)	500,000	480,450
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(d)	502,000	450,916
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(d)	500,000	421,418
Welltower OP LLC
5.13%, 7/1/35	400,000	402,478
Western Midstream Operating LP
4.05%, 2/1/30	250,000	243,056
5.45%, 11/15/34	250,000	250,447
5.25%, 2/1/50(b)	220,000	192,331
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	149,000	149,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Westlake Corp.
2.88%, 8/15/41	$300,000	$206,762
WestRock MWV LLC
8.20%, 1/15/30	36,000	40,127
Weyerhaeuser Co.
6.95%, 10/1/27	285,000	293,577
7.38%, 3/15/32	307,000	343,682
3.38%, 3/9/33	76,000	68,690
Williams Cos., Inc.
4.90%, 3/15/29	75,000	75,712
2.60%, 3/15/31	140,000	127,045
5.15%, 3/15/34	650,000	651,784
6.30%, 4/15/40	500,000	531,889
5.75%, 6/24/44	143,000	141,592
5.10%, 9/15/45	206,000	189,113
5.80%, 11/15/54	400,000	391,641
Willis North America, Inc.
4.65%, 6/15/27	183,000	183,506
5.90%, 3/5/54(b)	250,000	248,353
Wisconsin Electric Power Co.
4.30%, 10/15/48	440,000	361,369
WP Carey, Inc.
5.38%, 6/30/34	250,000	252,765
WR Berkley Corp.
4.75%, 8/1/44	108,000	96,669
4.00%, 5/12/50	185,000	142,033
WRKCo, Inc.
3.00%, 6/15/33(b)	85,000	74,979
WW Grainger, Inc.
4.60%, 6/15/45	650,000	580,869
Xcel Energy, Inc.
3.40%, 6/1/30(b)	90,000	85,830
2.35%, 11/15/31	285,000	250,862
5.50%, 3/15/34	250,000	255,289
6.50%, 7/1/36	130,000	140,977
Xylem, Inc.
1.95%, 1/30/28	145,000	139,486
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	153,000	155,083
Zoetis, Inc.
3.00%, 9/12/27	173,000	170,276
3.95%, 9/12/47	215,000	167,933
4.45%, 8/20/48	80,000	66,690
3.00%, 5/15/50(b)	145,000	93,804
Total United States		348,330,761
TOTAL CORPORATE BONDS

(Cost: $402,655,757)		391,665,093
FOREIGN GOVERNMENT AGENCIES — 0.0%
Canada — 0.0%
Province of Manitoba Canada
4.90%, 5/31/34
(Cost: $250,117)	250,000	254,245
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
Chile — 0.2%
Chile Government International Bonds
4.95%, 1/5/36	580,000	575,239
3.10%, 5/7/41	417,000	318,806
4.00%, 1/31/52(b)	950,000	745,210
Total Chile		1,639,255
Hungary — 0.0%
Hungary Government International Bonds
7.63%, 3/29/41	173,000	203,759
Indonesia — 0.3%
Indonesia Government International Bonds
4.15%, 9/20/27	171,000	171,507
4.10%, 4/24/28	260,000	259,467
2.85%, 2/14/30	550,000	515,355
5.69%, 5/29/36	300,000	306,249
4.35%, 1/11/48	425,000	351,246
5.35%, 2/11/49	200,000	192,806
4.20%, 10/15/50	220,000	174,240
5.45%, 9/20/52(b)	600,000	574,334
4.45%, 4/15/70	387,000	306,096
Total Indonesia		2,851,300
Israel — 0.2%
Israel Government International Bonds
5.63%, 2/19/35	750,000	768,355
5.75%, 3/12/54(b)	800,000	763,819
Total Israel		1,532,174
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	560,000	534,365
4.00%, 10/17/49	350,000	266,199
Total Italy		800,564
Mexico — 1.0%
Mexico Government International Bonds
2.66%, 5/24/31	1,163,000	1,030,541
4.75%, 4/27/32	1,120,000	1,077,254
5.38%, 3/22/33	750,000	734,779
6.35%, 2/9/35	400,000	409,301
5.63%, 9/22/35	500,000	486,327
6.00%, 5/7/36	450,000	449,111
6.88%, 5/13/37	1,000,000	1,048,915
6.05%, 1/11/40	102,000	99,919
4.28%, 8/14/41	425,000	335,197
4.75%, 3/8/44	504,000	408,021
5.55%, 1/21/45(b)	425,000	384,969
4.60%, 1/23/46	600,000	465,769
4.50%, 1/31/50	593,000	440,592
4.40%, 2/12/52	780,000	559,092
6.40%, 5/7/54	415,000	390,433
3.77%, 5/24/61	795,000	478,703
Total Mexico		8,798,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Panama — 0.4%
Panama Government International Bonds
8.88%, 9/30/27	$280,000	$295,542
3.30%, 1/19/33	800,000	714,063
6.70%, 1/26/36	285,000	308,713
5.66%, 2/23/38	1,000,000	1,000,891
7.88%, 3/1/57(b)	500,000	603,842
4.50%, 1/19/63(b)	240,000	183,412
Total Panama		3,106,463
Peru — 0.2%
Peru Government International Bonds
8.75%, 11/21/33	436,000	532,877
3.00%, 1/15/34	486,000	421,594
3.30%, 3/11/41	550,000	426,822
5.63%, 11/18/50(b)	120,000	116,179
5.88%, 8/8/54	415,000	406,242
3.60%, 1/15/72(b)	313,000	198,740
3.23%, 7/28/21	160,000	87,884
Total Peru		2,190,338
Philippines — 0.4%
Philippines Government International Bonds
3.00%, 2/1/28	595,000	582,742
9.50%, 2/2/30	380,000	444,490
4.25%, 7/27/31	200,000	197,266
6.38%, 1/15/32	160,000	172,947
5.25%, 5/14/34(b)	700,000	703,688
3.70%, 3/1/41	350,000	283,308
3.70%, 2/2/42	455,000	363,595
2.65%, 12/10/45	740,000	470,597
3.20%, 7/6/46	940,000	652,204
Total Philippines		3,870,837
Poland — 0.2%
Republic of Poland Government International Bonds
5.13%, 9/18/34	515,000	517,613
5.50%, 4/4/53	500,000	465,562
6.13%, 4/14/56	500,000	500,782
Total Poland		1,483,957
Uruguay — 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	357,577
7.63%, 3/21/36	360,000	426,385
4.13%, 11/20/45	159,000	136,883
5.10%, 6/18/50	415,000	386,634
4.98%, 4/20/55	475,000	428,600
Total Uruguay		1,736,079
TOTAL FOREIGN GOVERNMENT OBLIGATIONS

(Cost: $29,880,152)		28,213,649
SUPRANATIONAL BONDS — 0.0%
Inter-American Development Bank
5.13%, 9/11/54
(Cost: $484,760)	500,000	475,086
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
United States — 6.5%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	449,735
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	443,219
3.18%, 2/15/55, Series 2022-BNK39, Class AS	245,000	218,317
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	418,318
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,295,135	1,221,795
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	750,905
BANK5
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	339,130
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	614,663
5.89%, 11/15/57, Series 2024-5YR11, Class A3	380,000	392,406
5.23%, 11/15/58, Series 2025-5YR17, Class A3	1,460,000	1,482,486
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(d)	520,000	484,046
4.60%, 6/15/55, Series 2022-C16, Class A5*(d)	500,000	488,193
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	524,181
6.01%, 7/15/57, Series 2024-5C27, Class A3	400,000	412,676
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	405,892
5.84%, 3/15/58, Series 2025-5C33, Class A4	210,000	217,200
5.59%, 7/15/58, Series 2025-C35, Class A5*(d)	500,000	517,876
Benchmark Mortgage Trust
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	374,667
4.51%, 5/15/53, Series 2018-B7, Class A4*(d)	625,000	621,248
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	233,202
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	356,450
3.46%, 3/15/55, Series 2022-B33, Class A5*(d)	350,000	323,955
3.79%, 4/15/55, Series 2022-B34, Class A5*(d)	250,000	231,539
4.44%, 5/15/55, Series 2022-B35, Class AS*(d)	955,000	881,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
5.52%, 4/15/56, Series 2023-B38, Class A4	$354,000	$364,265
6.42%, 1/10/57, Series 2024-V5, Class AM*(d)	325,000	336,082
5.18%, 4/15/57, Series 2025-V14, Class A3	1,375,000	1,389,158
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	973,701
BMO Mortgage Trust
4.81%, 7/15/54, Series 2022-C2, Class A5*(d)	500,000	500,494
5.96%, 9/15/56, Series 2023-C6, Class A5*(d)	500,000	525,920
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	247,215
5.60%, 3/15/57, Series 2024-C8, Class A5*(d)	500,000	517,136
5.69%, 2/15/58, Series 2025-C11, Class A5	500,000	520,154
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	507,989	502,490
Citigroup Commercial Mortgage Trust
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	460,896
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	235,821
CSAIL Commercial Mortgage Trust
4.22%, 8/15/51, Series 2018-CX12, Class A4*(d)	779,577	772,128
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 7/25/27, Series K067, Class A2	200,000	197,886
3.19%, 9/25/27, Series K069, Class A2*(d)	601,434	593,848
1.20%, 12/25/27, Series K741, Class AM	275,000	262,614
1.60%, 12/25/27, Series K741, Class A2	476,956	459,504
3.35%, 1/25/28, Series K073, Class A2	750,000	740,028
3.85%, 5/25/28, Series K077, Class AM*(d)	300,000	297,043
4.82%, 6/25/28, Series K505, Class A2	600,000	604,498
3.93%, 7/25/28, Series K080, Class A2*(d)	400,000	396,592
4.86%, 10/25/28, Series K511, Class A2	750,000	757,137
5.36%, 1/25/29, Series K517, Class A2*(d)	1,000,000	1,022,152
2.12%, 3/25/29, Series K749, Class A2*(d)	350,000	331,410
2.79%, 6/25/29, Series K095, Class A2	1,500,000	1,435,897
2.90%, 6/25/29, Series K094, Class A2	1,150,000	1,103,927
3.00%, 9/25/29, Series K750, Class A2	260,000	250,495
1.23%, 10/25/29, Series K107, Class A1	202,844	194,593
2.07%, 1/25/30, Series K106, Class A2	1,500,000	1,386,650
1.35%, 5/25/30, Series K111, Class A2	875,000	782,118
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,334,226
1.41%, 8/25/30, Series K117, Class A2	210,000	186,533
1.55%, 10/25/30, Series K121, Class A2	500,000	444,062
1.66%, 12/25/30, Series K124, Class A2	340,000	302,260
3.90%, 12/25/30, Series K158, Class A2*(d)	1,500,000	1,469,382
2.11%, 1/25/31, Series K127, Class A2	1,000,000	905,460
2.13%, 11/25/31, Series K136, Class A2	1,000,000	889,457
2.59%, 1/25/32, Series K139, Class A2*(d)	600,000	545,041
2.58%, 5/25/32, Series K145, Class A2	700,000	631,226
2.92%, 6/25/32, Series K146, Class A2	500,000	459,157
4.40%, 6/25/32, Series K761, Class A2*(d)	1,200,000	1,193,268
3.46%, 11/25/32, Series K154, Class A3*(d)	600,000	565,363
3.78%, 11/25/32, Series K-152, Class A2*(d)	300,000	287,910
4.50%, 7/25/33, Series K159, Class A2*(d)	1,000,000	995,899
4.90%, 10/25/33, Series K-161, Class A2*(d)	300,000	305,759
5.15%, 12/25/33, Series K-162, Class A2*(d)	900,000	930,572
5.00%, 5/25/34, Series K-164, Class A2	400,000	409,881
4.49%, 9/25/34, Series K-165, Class A2	450,000	445,875
4.13%, 10/25/34, Series K-168, Class A1	187,714	184,523
4.58%, 10/25/34, Series K-166, Class A2*(d)	500,000	498,037
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,311,222	1,278,673
2.89%, 6/25/29, Series 2019-M12, Class A2*(d)	310,565	298,623
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,318,597
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	133,374
1.47%, 11/25/30, Series 2021-M1G, Class A2*(d)	500,000	441,875
1.24%, 1/25/31, Series 2021-M3G, Class A2*(d)	260,000	227,513
3.61%, 2/25/31, Series 2019-M4, Class A2	829,214	801,359
1.71%, 11/25/31, Series 2022-M3, Class A2*(d)	400,000	347,339
1.93%, 1/25/32, Series 2022-M10, Class A2*(d)	956,557	841,724
4.50%, 4/25/33, Series 2023-M1S, Class A2*(d)	100,000	99,780
2.94%, 7/25/39, Series 2016-M11, Class AL	101,663	93,821
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(d)	750,000	742,503
2.38%, 5/12/53, Series 2020-GC47, Class A5	450,000	413,705
Morgan Stanley Capital I Trust
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	992,914
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	400,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	$1,000,000	$990,680
Wells Fargo Commercial Mortgage Trust
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	491,722
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	322,020
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	703,653
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	142,222
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	365,205
4.00%, 4/15/55, Series 2022-C62, Class A4*(d)	100,000	94,971
5.45%, 7/15/57, Series 2024-5C1, Class A2	400,000	406,395
5.67%, 5/15/58, Series 2025-5C4, Class A3	1,120,000	1,152,705
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(Cost: $56,917,616)		56,650,982
MUNICIPAL BONDS — 0.4%
United States — 0.4%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series A	452,306	502,768
City of New York
5.80%, 2/1/52, Series 1	500,000	502,632
City of San Antonio TX Electric & Gas Systems Revenue
5.57%, 2/1/50, Series A	500,000	498,105
County of Miami-Dade FL Aviation Revenue
4.28%, 10/1/41, Series C	750,000	687,345
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	245,000	261,523
New Jersey Turnpike Authority
7.41%, 1/1/40, Series F	500,000	585,008
New York State Dormitory Authority
5.83%, 7/1/55, Series B	500,000	514,785
State of Illinois
6.63%, 2/1/35, Series 1	69,231	72,789
University of California
4.86%, 5/15/12, Series AD	56,000	46,168
TOTAL MUNICIPAL BONDS

(Cost: $3,758,489)		3,671,123
ASSET-BACKED SECURITIES — 4.7%
United States — 4.7%
American Express Credit Account Master Trust
4.28%, 4/15/30, Series 2025-2, Class A	100,000	100,123
4.80%, 5/15/30, Series 2023-2, Class A	900,000	909,215
4.30%, 7/15/30, Series 2025-4, Class A	500,000	500,364
5.24%, 4/15/31, Series 2024-2, Class A	540,000	553,623
4.51%, 4/15/32, Series 2025-3, Class A	1,200,000	1,206,282
American Express Credit Account Master Trust Series
4.51%, 7/15/32, Series 2025-5, Class A	200,000	200,947
BA Credit Card Trust
4.31%, 5/15/30, Series 2025-A1, Class A	1,000,000	1,001,588
Bridgecrest Lending Auto Securitization Trust
5.83%, 5/15/30, Series 2024-3, Class D	500,000	507,698
Capital One Multi-Asset Execution Trust
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	941,943
4.02%, 9/15/32, Series 2025-A2, Class A	650,000	640,863
4.65%, 10/15/37, Series 2025-A3, Class A	300,000	295,306
Capital One Prime Auto Receivables Trust
3.92%, 2/18/31, Series 2025-1, Class A4	1,400,000	1,381,318
Carmax Auto Owner Trust
4.48%, 3/15/30, Series 2025-2, Class A3	1,250,000	1,254,454
3.97%, 12/16/30, Series 2025-4, Class A3	300,000	298,124
4.47%, 1/15/31, Series 2025-3, Class A4	900,000	901,722
CarMax Auto Owner Trust
4.95%, 8/15/30, Series 2025-1, Class A4	258,000	260,787
Carvana Auto Receivables Trust
4.55%, 8/12/30, Series 2025-P2, Class A3	1,000,000	1,002,570
4.48%, 10/10/31, Series 2025-P3, Class B	330,000	328,078
Chase Issuance Trust
4.16%, 7/15/30, Series 2025-A1, Class A	700,000	698,478
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	305,352
4.72%, 1/15/31, Series 2024-A2, Class A	700,000	706,289
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7	400,000	396,961
6.15%, 6/15/39, Series 2007-A3, Class A3	200,000	218,703
CNH Equipment Trust
4.36%, 8/15/30, Series 2025-A, Class A3	900,000	900,851
First National Master Note Trust
4.85%, 2/15/30, Series 2025-1, Class A	300,000	302,543
Ford Credit Auto Lease Trust
4.78%, 2/15/29, Series 2025-A, Class A4	300,000	301,908
Ford Credit Auto Owner Trust
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	505,389
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	497,590
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	900,000	892,252
GM Financial Automobile Leasing Trust
4.20%, 8/20/29, Series 2025-3, Class A4	1,200,000	1,198,935
GM Financial Consumer Automobile Receivables Trust
5.03%, 9/18/28, Series 2023-1, Class B	200,000	200,946
Harley-Davidson Motorcycle Trust
5.29%, 12/15/31, Series 2024-A, Class A4	500,000	506,231
Honda Auto Receivables Owner Trust
4.57%, 9/21/29, Series 2025-1, Class A3	282,000	283,303
3.98%, 6/17/30, Series 2025-4, Class A3	1,000,000	993,950
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,012,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

Investments in Long Securities	Principal Amount	Value
Hyundai Auto Receivables Trust
3.99%, 9/16/30, Series 2025-D, Class A3	$1,200,000	$1,192,355
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,008,832
John Deere Owner Trust
5.39%, 8/15/30, Series 2023-C, Class A4	500,000	505,434
4.34%, 6/15/32, Series 2025-B, Class A4	250,000	249,434
Mercedes-Benz Auto Lease Trust
4.69%, 2/18/31, Series 2025-A, Class A4	1,000,000	1,005,477
Mercedes-Benz Auto Receivables Trust
4.78%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,006,192
Nissan Auto Receivables Owner Trust
5.18%, 4/15/31, Series 2024-A, Class A4	500,000	506,486
Santander Drive Auto Receivables Trust
4.17%, 4/15/30, Series 2025-4, Class A3	2,000,000	1,998,846
3.93%, 7/15/30, Series 2026-1, Class A3	500,000	496,492
Synchrony Card Funding LLC
4.93%, 7/15/30, Series 2024-A2, Class A	200,000	201,608
4.49%, 5/15/31, Series 2025-A2, Class A	500,000	501,122
Synchrony Card Issuance Trust
4.06%, 11/15/31, Series 2025-A3, Class A	900,000	892,053
Toyota Auto Receivables Owner Trust
5.49%, 3/15/29, Series 2023-D, Class A4	1,000,000	1,017,345
4.34%, 11/15/29, Series 2025-B, Class A3	1,000,000	1,002,195
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,251,665
Verizon Master Trust
5.67%, 11/20/29, Series 2023-7, Class A1A	275,000	277,029
4.17%, 8/20/30, Series 2024-6, Class A1A	1,750,000	1,750,159
4.71%, 1/21/31, Series 2025-1, Class A	750,000	755,175
Volkswagen Auto Lease Trust
4.50%, 6/20/28, Series 2025-A, Class A3	370,000	371,343
Volkswagen Auto Loan Enhanced Trust
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	253,874
4.61%, 7/21/31, Series 2025-1, Class A4	500,000	502,754
World Financial Network Credit Card Master Note Trust
4.62%, 5/15/31, Series 2024-B, Class A	1,500,000	1,506,297
World Omni Auto Receivables Trust
4.86%, 11/15/30, Series 2025-A, Class A4	400,000	403,986
4.00%, 3/15/32, Series 2026-A, Class A4	512,000	505,243
TOTAL ASSET-BACKED SECURITIES

(Cost: $41,547,843)		41,368,743
REPURCHASE AGREEMENT — 0.8%
United States — 0.8%
Citigroup, Inc., tri-party repurchase agreement dated 05/29/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.61% due 6/1/26; Proceeds at maturity – $6,782,040 (fully collateralized by Government National Mortgage Association, 5.03%-5.17% due 4/15/61-5/15/61; Market value including accrued interest – $7,119,000)
(Cost: $6,780,000)	6,780,000	6,780,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.7%
United States — 1.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(f)	3,945,353	3,945,353
WisdomTree Treasury Money Market Digital Fund, 3.38%(f)(g)	10,600,000	10,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $14,545,353)		14,545,353
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 102.0%

(Cost: $913,972,039)		892,264,105
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.1)%
Uniform Mortgage-Backed Securities — (0.1)%
2.00%, 6/15/41(c)	(300,000)	(275,376)
2.50%, 6/15/41(c)	(400,000)	(376,812)
3.00%, 6/15/41(c)	(150,000)	(142,612)
2.00%, 6/1/56(c)	(150,000)	(120,099)
2.50%, 6/1/56(c)	(150,000)	(125,626)
2.00%, 7/15/56(c)	(50,000)	(40,020)
2.50%, 7/15/56(c)	(50,000)	(40,984)
3.00%, 7/15/56(c)	(25,000)	(21,403)
TOTAL TBA SALE COMMITMENTS

(Proceeds: $1,147,011)		(1,142,932)
Other Liabilities less Assets — (1.9)%		(16,295,406)
NET ASSETS — 100.0%		$874,825,767

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2026.
(b)

Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $55,816,797. The Fund also had securities on loan having a total market value of $1,740,760 that were sold and pending settlement. The total market value of the collateral held by the Fund was $59,767,403. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,222,050.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
May 31, 2026

(c)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(d)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2026.
(g)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$8,400,000	$92,600,000	$90,400,000	$—	$—	$10,600,000	$186,834

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$123,990,185	$–	$123,990,185
U.S. Government Obligations	–	224,649,646	–	224,649,646
Corporate Bonds	–	391,665,093	–	391,665,093
Foreign Government Agencies	–	254,245	–	254,245
Foreign Government Obligations	–	28,213,649	–	28,213,649
Supranational Bonds	–	475,086	–	475,086
Commercial Mortgage-Backed Securities	–	56,650,982	–	56,650,982
Municipal Bonds	–	3,671,123	–	3,671,123
Asset-Backed Securities	–	41,368,743	–	41,368,743
Repurchase Agreement	–	6,780,000	–	6,780,000
Investment of Cash Collateral for Securities Loaned	–	14,545,353	–	14,545,353
Total Investments in Securities	$–	$892,264,105	$–	$892,264,105
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(1,142,932)	$–	$(1,142,932)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 7.8%
Federal Farm Credit Bank — 1.6%
2.20%, 2/23/27	$200,000	$197,404
4.50%, 6/7/28	147,000	148,305
4.25%, 12/15/28	4,000	4,016
4.13%, 8/1/29	250,000	250,081
4.60%, 7/16/31	100,000	99,286
Total Federal Farm Credit Bank		699,092
Federal Home Loan Bank — 2.9%
1.50%, 6/9/26(a)	100,000	99,948
3.00%, 9/11/26	25,000	24,946
0.92%, 2/26/27	20,000	19,576
3.25%, 6/9/28	340,000	334,910
3.25%, 11/16/28	185,000	182,054
4.08%, 8/6/29	100,000	98,943
2.00%, 12/14/29	30,000	27,955
4.75%, 2/4/30	15,000	14,993
4.13%, 6/14/30	100,000	100,069
4.75%, 3/14/31	125,000	128,106
4.93%, 7/24/31	100,000	99,701
5.17%, 6/16/32	100,000	99,835
Total Federal Home Loan Bank		1,231,036
Federal Home Loan Mortgage Corp. — 0.8%
6.75%, 9/15/29	220,000	237,875
4.04%, 12/17/29(b)	100,000	85,983
Total Federal Home Loan Mortgage Corp.		323,858
Federal National Mortgage Association — 1.5%
7.25%, 5/15/30	553,000	615,708
Tennessee Valley Authority — 1.0%
7.13%, 5/1/30	400,000	442,470
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,336,767)		3,312,164
U.S. GOVERNMENT OBLIGATIONS — 18.0%
U.S. Treasury Bill — 1.2%
3.67%, 6/9/26*	525,000	524,578
Total U.S. Treasury Bill		524,578
U.S. Treasury Bonds — 0.1%
4.75%, 2/15/56	39,200	37,794
Total U.S. Treasury Bonds		37,794
U.S. Treasury Notes — 16.7%
4.25%, 12/31/26	600	602
3.88%, 3/31/27(c)	79,000	79,032
3.75%, 4/30/27	80,400	80,318
3.88%, 5/31/27	280,500	280,412
3.88%, 7/31/27	282,100	281,902
3.38%, 11/30/27	55,100	54,631
4.00%, 12/15/27	33,500	33,514
3.50%, 1/31/28	1,144,100	1,135,139
3.38%, 2/29/28	41,100	40,682
3.75%, 4/15/28	191,000	190,153
3.75%, 4/30/28	36,700	36,533
4.00%, 5/31/28	267,900	267,931
3.88%, 6/15/28	79,600	79,395
3.88%, 7/15/28	170,400	169,914
3.50%, 10/15/28	114,800	113,428
3.50%, 12/15/28	300,000	296,145
3.75%, 12/31/28	500	497
3.50%, 1/15/29	500,000	493,320
3.50%, 2/15/29	245,400	242,007
3.88%, 4/15/29	100,000	99,543
3.88%, 5/15/29	1,883,700	1,874,944
3.25%, 6/30/29	3,100	3,028
3.63%, 8/31/29	81,400	80,297
4.13%, 11/30/29	168,600	168,837
4.38%, 12/31/29	500	505
4.25%, 1/31/30	65,400	65,742
4.00%, 2/28/30	75,600	75,352
3.63%, 3/31/30	78,600	77,301
4.00%, 3/31/30(c)	147,000	146,506
3.75%, 5/31/30	45,200	44,616
4.00%, 5/31/30	110,200	109,778
3.88%, 7/31/30	144,600	143,307
3.63%, 9/30/30	47,100	46,187
3.50%, 11/30/30	99,000	96,486
3.63%, 12/31/30	144,800	141,774
3.75%, 1/31/31	700	689
4.25%, 3/31/33	10,300	10,286
4.13%, 4/30/33	9,500	9,412
4.25%, 5/31/33	19,700	19,664
4.38%, 5/15/36	33,100	32,937
Total U.S. Treasury Notes		7,122,746
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,732,233)		7,685,118
CORPORATE BONDS — 58.7%
Australia — 0.2%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/30	17,000	17,442
Rio Tinto Finance USA PLC
4.88%, 3/14/30	16,000	16,202
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	8,000	7,816
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(a)	22,000	19,870
Woodside Finance Ltd.
5.40%, 5/19/30	19,000	19,379
Total Australia		80,709
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	46,000	46,396
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	5,000	4,864
Brazil — 0.0%
Vale Overseas Ltd.
3.75%, 7/8/30	6,000	5,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Canada — 1.8%
Bank of Montreal
4.35%, 9/22/31, (4.35% fixed rate until 9/22/30; Secured Overnight Financing Index + 1.08% thereafter)(a)	$20,000	$19,735
4.44%, 1/14/32, Series J, (4.439% fixed rate until 1/14/31; Secured Overnight Financing Rate + 0.97% thereafter)(a)	11,000	10,835
Bank of Nova Scotia
1.35%, 6/24/26	5,000	4,992
2.70%, 8/3/26	10,000	9,979
1.30%, 9/15/26	10,000	9,925
5.35%, 12/7/26	10,000	10,066
5.25%, 6/12/28	5,000	5,094
5.13%, 2/14/31, (5.13% fixed rate until 2/14/30; Secured Overnight Financing Rate + 1.07% thereafter)(a)	16,000	16,247
4.34%, 9/15/31, (4.338% fixed rate until 9/15/30; Secured Overnight Financing Rate + 1.09% thereafter)(a)	19,000	18,689
Brookfield Finance, Inc.
3.90%, 1/25/28	10,000	9,904
4.85%, 3/29/29	20,000	20,077
Canadian Imperial Bank of Commerce
5.62%, 7/17/26	15,000	15,031
5.93%, 10/2/26	5,000	5,031
5.26%, 4/8/29	17,000	17,343
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(a)(c)	6,000	6,000
5.25%, 1/13/31, (5.245% fixed rate until 1/13/30; Secured Overnight Financing Rate + 1.105% thereafter)(a)	13,000	13,252
Canadian Natural Resources Ltd.
3.85%, 6/1/27	30,000	29,883
2.95%, 7/15/30	10,000	9,396
Canadian Pacific Railway Co.
4.00%, 6/1/28	60,000	59,564
2.05%, 3/5/30	8,000	7,316
4.80%, 3/30/30	3,000	3,028
CGI, Inc.
1.45%, 9/14/26	5,000	4,965
4.95%, 3/14/30	6,000	5,991
CI Financial Corp.
3.20%, 12/17/30	12,000	10,840
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,959
5.90%, 11/15/26	10,000	10,066
3.70%, 7/15/27	24,000	23,837
3.13%, 11/15/29	36,000	34,345
6.20%, 11/15/30	17,000	17,973
4.85%, 3/27/31	9,000	9,034
Fairfax Financial Holdings Ltd.
4.63%, 4/29/30	27,000	26,887
Magna International, Inc.
2.45%, 6/15/30(c)	10,000	9,182
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,938
Nutrien Ltd.
4.20%, 4/1/29	6,000	5,957
2.95%, 5/13/30	32,000	30,096
Rogers Communications, Inc.
2.90%, 11/15/26	5,000	4,972
3.20%, 3/15/27	11,000	10,905
5.00%, 2/15/29	38,000	38,317
Royal Bank of Canada
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	56,000	56,575
4.31%, 11/3/31, (4.305% fixed rate until 11/3/30; Secured Overnight Financing Rate + 0.98% thereafter)(a)	28,000	27,537
South Bow USA Infrastructure Holdings LLC
5.03%, 10/1/29	30,000	30,184
TELUS Corp.
2.80%, 2/16/27	7,000	6,926
3.70%, 9/15/27	5,000	4,952
Toronto-Dominion Bank
5.16%, 1/10/28	14,000	14,171
4.41%, 1/13/31	31,000	30,710
TransCanada PipeLines Ltd.
4.25%, 5/15/28	9,000	8,966
4.10%, 4/15/30	29,000	28,418
Total Canada		768,090
Chile — 0.0%
Enel Americas SA
4.00%, 10/25/26	7,000	6,986
Finland — 0.0%
Nokia OYJ
4.38%, 6/12/27	6,000	5,983
France — 0.2%
AXA SA
8.60%, 12/15/30	8,000	9,186
Orange SA
9.00%, 3/1/31	30,000	35,266
TotalEnergies Capital International SA
3.46%, 2/19/29	18,000	17,636
TotalEnergies Capital USA LLC
4.25%, 1/13/31	18,000	17,788
Total France		79,876
Germany — 0.5%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(a)	167,000	157,502
Deutsche Telekom International Finance BV
8.75%, 6/15/30	44,000	49,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Mercedes-Benz Finance North America LLC
8.50%, 1/18/31	$14,000	$16,149
Total Germany		223,427
Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 2/28/29	152,000	150,049
Japan — 1.9%
Honda Motor Co. Ltd.
2.53%, 3/10/27	10,000	9,864
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/29	155,000	152,549
Mizuho Financial Group, Inc.
5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)	200,000	204,199
Nomura Holdings, Inc.
5.39%, 7/6/27	217,000	218,985
ORIX Corp.
4.45%, 9/9/30	12,000	11,872
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28	74,000	73,059
2.14%, 9/23/30	89,000	79,764
Toyota Motor Corp.
2.76%, 7/2/29(c)	54,000	51,539
2.36%, 3/25/31(c)	16,000	14,514
Total Japan		816,345
Luxembourg — 0.0%
ArcelorMittal SA
4.25%, 7/16/29	14,000	13,893
Macau — 0.5%
Sands China Ltd.
2.30%, 3/8/27	200,000	196,749
Netherlands — 0.1%
Koninklijke KPN NV
8.38%, 10/1/30	8,000	9,150
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 5/1/30	50,000	47,763
Total Netherlands		56,913
Spain — 0.7%
Banco Santander SA
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	100,715
3.31%, 6/27/29	200,000	192,949
Telefonica Europe BV
8.25%, 9/15/30(c)	20,000	22,574
Total Spain		316,238
Switzerland — 0.3%
Tyco Electronics Group SA
4.50%, 2/9/31	10,000	9,942
UBS AG
1.25%, 8/7/26	135,000	134,342
Total Switzerland		144,284
United Kingdom — 2.5%
Astrazeneca Finance LLC
4.00%, 3/2/31	13,000	12,733
AstraZeneca PLC
1.38%, 8/6/30	26,000	22,994
Barclays PLC
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)	200,000	183,610
BAT Capital Corp.
4.91%, 4/2/30	15,000	15,124
5.83%, 2/20/31	52,000	54,317
2.73%, 3/25/31	17,000	15,538
British Telecommunications PLC
9.63%, 12/15/30	38,000	45,248
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	16,000	15,584
HSBC Holdings PLC
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	204,259
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter)(a)	200,000	195,994
Marex Group PLC
6.40%, 11/4/29	11,000	11,352
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	199,795
RELX Capital, Inc.
4.00%, 3/18/29	20,000	19,750
Smith & Nephew PLC
5.15%, 3/20/27	44,000	44,227
Vodafone Group PLC
7.88%, 2/15/30	9,000	9,991
Total United Kingdom		1,050,516
United States — 49.5%
3M Co.
3.63%, 9/14/28(c)	5,000	4,936
3.38%, 3/1/29	5,000	4,865
2.38%, 8/26/29	9,000	8,446
3.05%, 4/15/30	9,000	8,533
Abbott Laboratories
4.00%, 3/15/31	32,000	31,301
AbbVie, Inc.
4.80%, 3/15/27	2,000	2,012
4.80%, 3/15/29	28,000	28,320
3.20%, 11/21/29	5,000	4,803
4.88%, 3/15/30	45,000	45,656
4.13%, 3/15/31	27,000	26,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Adobe, Inc.
4.80%, 4/4/29	$7,000	$7,093
2.30%, 2/1/30	18,000	16,678
AEP Texas, Inc.
5.45%, 5/15/29	53,000	54,279
AES Corp.
5.45%, 6/1/28	24,000	24,263
2.45%, 1/15/31	15,000	13,443
Aflac, Inc.
2.88%, 10/15/26	5,000	4,976
3.60%, 4/1/30	7,000	6,775
Agilent Technologies, Inc.
2.10%, 6/4/30	19,000	17,239
Agree LP
2.90%, 10/1/30	7,000	6,513
Air Products & Chemicals, Inc.
4.60%, 2/8/29	6,000	6,039
2.05%, 5/15/30	9,000	8,201
Airbnb, Inc.
4.65%, 3/16/31(c)	17,000	16,996
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	52,000	51,900
2.75%, 12/15/29	8,000	7,467
4.90%, 12/15/30	7,000	7,013
Allstate Corp.
3.28%, 12/15/26	12,000	11,954
1.45%, 12/15/30	10,000	8,711
Ally Financial, Inc.
2.20%, 11/2/28(c)	21,000	19,848
5.54%, 1/17/31, (5.543% fixed rate until 1/17/30; Secured Overnight Financing Index + 1.73% thereafter)(a)	20,000	20,172
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,230
4.80%, 2/14/29	98,000	98,662
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	30,000	27,658
Amdocs Ltd.
2.54%, 6/15/30	8,000	7,266
Ameren Corp.
5.70%, 12/1/26	9,000	9,058
1.75%, 3/15/28	57,000	54,385
American Electric Power Co., Inc.
7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	3,000	3,118
American Express Co.
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	33,000	33,860
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	25,000	26,788
4.46%, 2/10/32, (4.456% fixed rate until 2/10/31; Secured Overnight Financing Rate + 0.867% thereafter)(a)	17,000	16,797
American Homes 4 Rent LP
4.95%, 6/15/30(c)	14,000	14,060
American Honda Finance Corp.
4.70%, 1/12/28	28,000	28,106
3.50%, 2/15/28	5,000	4,920
2.00%, 3/24/28	5,000	4,785
5.13%, 7/7/28	5,000	5,056
4.50%, 9/4/30	29,000	28,634
1.80%, 1/13/31	51,000	44,619
American International Group, Inc.
4.85%, 5/7/30	7,000	7,067
American National Group, Inc.
5.00%, 6/15/27	6,000	6,015
5.75%, 10/1/29	5,000	5,077
American Tower Corp.
2.75%, 1/15/27	27,000	26,768
3.60%, 1/15/28	2,000	1,974
1.50%, 1/31/28	2,000	1,906
5.50%, 3/15/28	2,000	2,034
5.25%, 7/15/28	23,000	23,345
5.80%, 11/15/28	2,000	2,056
5.20%, 2/15/29	2,000	2,033
3.95%, 3/15/29	2,000	1,969
3.80%, 8/15/29	25,000	24,441
2.90%, 1/15/30	11,000	10,358
2.10%, 6/15/30	57,000	51,624
1.88%, 10/15/30	25,000	22,231
American Water Capital Corp.
2.80%, 5/1/30	13,000	12,193
Amgen, Inc.
2.20%, 2/21/27	3,000	2,958
5.15%, 3/2/28	11,000	11,139
1.65%, 8/15/28	3,000	2,830
3.00%, 2/22/29	2,000	1,930
4.05%, 8/18/29	23,000	22,733
2.45%, 2/21/30	102,000	94,702
Amphenol Corp.
5.05%, 4/5/29	7,000	7,125
2.80%, 2/15/30	3,000	2,825
4.13%, 11/15/30	15,000	14,752
Amrize Finance U.S. LLC
4.95%, 4/7/30	20,000	20,190
Aon Corp.
3.75%, 5/2/29	7,000	6,855
2.80%, 5/15/30	19,000	17,719
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	15,000	14,807
Aon North America, Inc.
5.15%, 3/1/29	10,000	10,162
Apollo Debt Solutions BDC
6.90%, 4/13/29	4,000	4,115
5.88%, 8/30/30	24,000	23,808
Applied Materials, Inc.
4.00%, 1/15/31	15,000	14,695
AppLovin Corp.
5.13%, 12/1/29	13,000	13,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Archer-Daniels-Midland Co.
2.50%, 8/11/26	$10,000	$9,977
3.25%, 3/27/30	8,000	7,651
Ares Capital Corp.
2.88%, 6/15/27	8,000	7,849
5.95%, 7/15/29	25,000	25,313
5.50%, 9/1/30	26,000	25,754
Ares Strategic Income Fund
6.35%, 8/15/29	5,000	5,064
5.60%, 2/15/30	20,000	19,711
5.80%, 9/9/30(d)	47,000	46,340
Arizona Public Service Co.
2.60%, 8/15/29	4,000	3,767
Arrow Electronics, Inc.
5.15%, 8/21/29	10,000	10,099
Arthur J Gallagher & Co.
4.85%, 12/15/29	8,000	8,073
Assurant, Inc.
3.70%, 2/22/30	4,000	3,839
AT&T, Inc.
4.30%, 2/15/30	13,000	12,882
4.70%, 8/15/30	80,000	80,363
Athene Holding Ltd.
4.13%, 1/12/28	14,000	13,894
3.50%, 1/15/31	11,000	10,326
Atlantic City Electric Co.
2.30%, 3/15/31	10,000	8,987
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,871
Augusta SpinCo Corp.
4.66%, 3/23/31	16,000	15,906
Autodesk, Inc.
2.85%, 1/15/30	19,000	17,874
AutoNation, Inc.
1.95%, 8/1/28	4,000	3,777
4.75%, 6/1/30	13,000	12,943
AutoZone, Inc.
3.75%, 6/1/27	11,000	10,944
5.10%, 7/15/29	17,000	17,282
5.13%, 6/15/30	45,000	45,734
AvalonBay Communities, Inc.
3.30%, 6/1/29	10,000	9,669
2.45%, 1/15/31(c)	10,000	9,114
Avangrid, Inc.
3.80%, 6/1/29	10,000	9,752
Avery Dennison Corp.
2.65%, 4/30/30	7,000	6,472
Avnet, Inc.
6.25%, 3/15/28	44,000	45,099
AXIS Specialty Finance LLC
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	8,000	7,810
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,949
4.49%, 5/1/30	8,000	7,986
Baltimore Gas & Electric Co.
2.40%, 8/15/26	5,000	4,999
Bank of America Corp.
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	4,000	3,953
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	10,000	9,915
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	98,000	96,456
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	66,679
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	15,000	14,761
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	46,000	43,510
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(a)	41,000	36,391
4.46%, 2/6/32, (4.456% fixed rate until 2/6/31; Secured Overnight Financing Rate + 0.87% thereafter)(a)	33,000	32,517
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(a)	26,000	23,618
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	93,000	84,446
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,872
3.30%, 8/23/29	22,000	21,192
Barings BDC, Inc.
7.00%, 2/15/29	5,000	5,089
Baxter International, Inc.
1.92%, 2/1/27	49,000	48,189
2.27%, 12/1/28	10,000	9,403
4.90%, 12/15/30	10,000	9,920
Becton Dickinson & Co.
1.96%, 2/11/31	39,000	34,505
Best Buy Co., Inc.
4.45%, 10/1/28	25,000	25,010
BGC Group, Inc.
6.60%, 6/10/29	3,000	3,096
6.15%, 4/2/30	14,000	14,344
Biogen, Inc.
2.25%, 5/1/30	20,000	18,272
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	5,000	4,958
Black Hills Corp.
3.15%, 1/15/27	13,000	12,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
2.50%, 6/15/30	$20,000	$18,315
Blackstone Private Credit Fund
2.63%, 12/15/26	58,000	57,377
3.25%, 3/15/27	23,000	22,681
5.60%, 11/22/29	15,000	14,824
5.05%, 9/10/30	36,000	34,610
Blackstone Secured Lending Fund
2.85%, 9/30/28	24,000	22,664
5.13%, 1/31/31(c)	10,000	9,626
Block Financial LLC
3.88%, 8/15/30	22,000	20,957
Blue Owl Capital Corp.
3.40%, 7/15/26	10,000	9,989
2.63%, 1/15/27	67,000	65,960
5.95%, 3/15/29(c)	17,000	17,006
Blue Owl Credit Income Corp.
4.70%, 2/8/27	5,000	4,978
7.95%, 6/13/28	12,000	12,456
6.60%, 9/15/29	8,000	8,066
5.80%, 3/15/30	24,000	23,384
Blue Owl Technology Finance Corp.
6.10%, 3/15/28(c)	51,000	50,916
6.75%, 4/4/29(c)	5,000	5,026
Boardwalk Pipelines LP
4.80%, 5/3/29	9,000	9,035
Boeing Co.
2.70%, 2/1/27	85,000	84,131
6.26%, 5/1/27	40,000	40,649
2.95%, 2/1/30	87,000	82,028
3.63%, 2/1/31	13,000	12,400
Booking Holdings, Inc.
3.55%, 3/15/28	5,000	4,935
BorgWarner, Inc.
2.65%, 7/1/27	16,000	15,727
4.95%, 8/15/29	4,000	4,047
Boston Properties LP
2.75%, 10/1/26	84,000	83,632
6.75%, 12/1/27	5,000	5,154
3.40%, 6/21/29	19,000	18,265
2.90%, 3/15/30	6,000	5,597
3.25%, 1/30/31(c)	8,000	7,433
Boston Scientific Corp.
2.65%, 6/1/30	11,000	10,238
BP Capital Markets America, Inc.
3.02%, 1/16/27	10,000	9,938
3.59%, 4/14/27	5,000	4,982
3.94%, 9/21/28	10,000	9,914
4.23%, 11/6/28	5,000	4,986
4.70%, 4/10/29	21,000	21,159
3.63%, 4/6/30	8,000	7,773
BP Capital Markets PLC
3.72%, 11/28/28	5,000	4,924
Brighthouse Financial, Inc.
5.63%, 5/15/30(c)	20,000	20,233
Bristol-Myers Squibb Co.
1.45%, 11/13/30(c)	51,000	44,862
Brixmor Operating Partnership LP
3.90%, 3/15/27	79,000	78,776
Broadcom, Inc.
5.05%, 7/12/29	43,000	43,764
5.05%, 4/15/30	7,000	7,120
4.60%, 7/15/30	20,000	20,007
4.30%, 1/15/31	42,000	41,527
2.45%, 2/15/31	44,000	39,977
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	10,000	9,388
Brown & Brown, Inc.
4.50%, 3/15/29	18,000	17,912
2.38%, 3/15/31	12,000	10,657
Bunge Ltd. Finance Corp.
4.20%, 9/17/29	4,000	3,959
4.55%, 8/4/30	18,000	17,911
Cadence Design Systems, Inc.
4.30%, 9/10/29	2,000	1,989
Camden Property Trust
4.10%, 10/15/28	5,000	4,973
3.15%, 7/1/29	3,000	2,880
Campbell's Company/The
5.20%, 3/21/29	9,000	9,088
2.38%, 4/24/30	13,000	11,748
Capital One Financial Corp.
4.10%, 2/9/27(c)	20,000	19,986
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	117,000	115,721
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	73,000	74,448
4.49%, 9/11/31, (4.493% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.25% thereafter)(a)	92,000	90,453
Cardinal Health, Inc.
5.00%, 11/15/29	18,000	18,223
4.50%, 9/15/30	9,000	8,929
Carlisle Cos., Inc.
2.75%, 3/1/30	13,000	12,166
Carrier Global Corp.
2.49%, 2/15/27	16,000	15,817
2.72%, 2/15/30	47,000	43,999
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	49,633
4.15%, 1/8/31	25,000	24,662
CBRE Services, Inc.
5.50%, 4/1/29	5,000	5,123
4.80%, 6/15/30	19,000	19,055
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,917
5.10%, 3/1/30	18,000	17,962
Cencora, Inc.
2.80%, 5/15/30	27,000	25,220
2.70%, 3/15/31	15,000	13,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Centene Corp.
4.25%, 12/15/27	$12,000	$11,971
2.45%, 7/15/28	24,000	22,775
4.63%, 12/15/29	11,000	10,718
3.38%, 2/15/30	56,000	52,113
3.00%, 10/15/30	61,000	55,008
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	5,000	4,967
5.20%, 10/1/28	23,000	23,438
CenterPoint Energy, Inc.
5.40%, 6/1/29	28,000	28,663
7.00%, 2/15/55, Series A, (7.00% fixed rate until 2/15/30; 5-year Constant Maturity Treasury Rate + 3.254% thereafter)(a)	5,000	5,190
Charles Schwab Corp.
3.30%, 4/1/27	5,000	4,972
3.20%, 1/25/28	5,000	4,919
4.00%, 2/1/29	5,000	4,960
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,231
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,398
4.34%, 11/14/31, (4.343% fixed rate until 11/14/30; Secured Overnight Financing Rate + 0.94% thereafter)(a)	6,000	5,914
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28	4,000	3,934
2.25%, 1/15/29	7,000	6,538
6.10%, 6/1/29	53,000	54,573
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	29,000	29,127
3.70%, 11/15/29	9,000	8,741
Cheniere Energy Partners LP
4.50%, 10/1/29	26,000	25,878
4.00%, 3/1/31	14,000	13,505
Cheniere Energy, Inc.
4.63%, 10/15/28	17,000	16,984
Choice Hotels International, Inc.
3.70%, 1/15/31	10,000	9,433
Chubb INA Holdings LLC
4.65%, 8/15/29	22,000	22,167
Cigna Group
3.05%, 10/15/27	4,000	3,931
5.00%, 5/15/29	37,000	37,560
4.50%, 9/15/30	43,000	42,849
2.38%, 3/15/31	11,000	9,918
Cisco Systems, Inc.
4.95%, 2/26/31	35,000	35,745
Citigroup, Inc.
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	44,000	44,125
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	15,000	14,879
4.13%, 7/25/28	32,000	31,719
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	21,000	21,304
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	80,000	79,699
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(a)	92,000	85,645
4.50%, 9/11/31, (4.503% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.171% thereafter)(a)	71,000	70,259
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	7,000	7,189
5.30%, 1/29/36, (5.299% fixed rate until 1/29/31; 5-year Constant Maturity Treasury Rate + 1.45% thereafter)(a)	30,000	29,726
Clorox Co.
4.40%, 5/1/29	11,000	10,949
1.80%, 5/15/30	2,000	1,795
CMS Energy Corp.
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	21,000	19,300
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,887
2.05%, 8/15/30	10,000	8,964
CNH Industrial Capital LLC
4.50%, 10/16/30	33,000	32,610
CNH Industrial NV
3.85%, 11/15/27	7,000	6,941
Coca-Cola Co.
1.65%, 6/1/30	33,000	29,817
1.38%, 3/15/31	26,000	22,685
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	18,000	18,358
Comcast Corp.
4.15%, 10/15/28	22,000	21,941
4.55%, 1/15/29	5,000	5,024
5.10%, 6/1/29	9,000	9,185
1.95%, 1/15/31	33,000	29,285
1.50%, 2/15/31	28,000	24,305
CommonSpirit Health
3.35%, 10/1/29	8,000	7,667
2.78%, 10/1/30	12,000	11,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Commonwealth Edison Co.
2.55%, 6/15/26	$5,000	$4,997
2.20%, 3/1/30	10,000	9,210
Conagra Brands, Inc.
5.30%, 10/1/26	14,000	14,048
4.85%, 11/1/28(c)	47,000	47,102
5.00%, 8/1/30	11,000	10,994
Concentrix Corp.
6.65%, 8/2/26	2,000	2,003
6.60%, 8/2/28(c)	6,000	5,980
ConocoPhillips Co.
6.95%, 4/15/29	6,000	6,415
4.70%, 1/15/30	10,000	10,074
Constellation Brands, Inc.
3.50%, 5/9/27	29,000	28,827
3.60%, 2/15/28	29,000	28,618
2.88%, 5/1/30	14,000	13,126
Constellation Energy Generation LLC
4.40%, 1/15/31	18,000	17,760
3.75%, 3/1/31(d)	18,000	17,182
Consumers Energy Co.
4.90%, 2/15/29	9,000	9,108
Continental Resources, Inc.
4.38%, 1/15/28	14,000	13,932
COPT Defense Properties LP
2.00%, 1/15/29(c)	5,000	4,682
Corebridge Financial, Inc.
3.85%, 4/5/29	40,000	39,106
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	11,000	11,171
Coterra Energy, Inc.
4.38%, 3/15/29	13,000	12,949
CRH America Finance, Inc.
4.40%, 2/9/31	31,000	30,605
Crown Castle, Inc.
4.00%, 3/1/27	4,000	3,992
2.90%, 3/15/27	39,000	38,577
3.65%, 9/1/27	48,000	47,557
5.00%, 1/11/28	5,000	5,040
3.10%, 11/15/29	19,000	18,042
3.30%, 7/1/30	28,000	26,448
CSX Corp.
4.25%, 3/15/29	12,000	11,958
2.40%, 2/15/30	5,000	4,646
CubeSmart LP
3.13%, 9/1/26	5,000	4,985
3.00%, 2/15/30	6,000	5,649
2.00%, 2/15/31	10,000	8,822
Cummins, Inc.
1.50%, 9/1/30	11,000	9,762
CVS Health Corp.
5.00%, 1/30/29	12,000	12,140
3.25%, 8/15/29	53,000	50,877
5.13%, 2/21/30	22,000	22,317
1.75%, 8/21/30	110,000	97,437
Darden Restaurants, Inc.
4.55%, 10/15/29	7,000	6,972
DCP Midstream Operating LP
5.13%, 5/15/29	8,000	8,117
Deere & Co.
3.10%, 4/15/30	29,000	27,663
Dell International LLC/EMC Corp.
4.75%, 4/1/28	32,000	32,194
5.30%, 10/1/29	34,000	34,739
4.35%, 2/1/30	16,000	15,866
5.00%, 4/1/30	32,000	32,432
Delta Air Lines, Inc.
5.25%, 7/10/30	25,000	25,293
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30(c)	10,000	9,256
Devon Energy Corp.
4.50%, 1/15/30(c)	25,000	24,907
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,967
5.15%, 1/30/30	46,000	46,947
Digital Realty Trust LP
3.60%, 7/1/29	28,000	27,212
DOC DR LLC
4.30%, 3/15/27	9,000	8,995
3.95%, 1/15/28	69,000	68,389
Dollar General Corp.
5.20%, 7/5/28	18,000	18,224
3.50%, 4/3/30	8,000	7,629
Dominion Energy, Inc.
2.85%, 8/15/26, Series D	5,000	4,987
3.60%, 3/15/27, Series B	5,000	4,977
3.38%, 4/1/30, Series C	91,000	87,131
Dow Chemical Co.
7.38%, 11/1/29	35,000	37,846
DR Horton, Inc.
1.30%, 10/15/26	5,000	4,948
DTE Electric Co.
4.85%, 12/1/26	5,000	5,024
2.25%, 3/1/30	21,000	19,409
DTE Energy Co.
4.95%, 7/1/27	4,000	4,026
5.20%, 4/1/30	28,000	28,486
Duke Energy Carolinas LLC
3.95%, 11/15/28	5,000	4,959
Duke Energy Corp.
4.85%, 1/5/27	43,000	43,185
Duke Energy Florida LLC
4.20%, 12/1/30	18,000	17,760
Duke Energy Florida Project Finance LLC
2.54%, 9/1/29, Series 2026	5,124	4,947
Duke Energy Ohio, Inc.
3.65%, 2/1/29	53,000	52,081
Duke Energy Progress LLC
3.45%, 3/15/29	5,000	4,883
DuPont de Nemours, Inc.
4.73%, 11/15/28(d)	15,000	15,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
DXC Technology Co.
2.38%, 9/15/28	$5,000	$4,690
Eastman Chemical Co.
5.00%, 8/1/29	14,000	14,131
Eaton Vance Corp.
3.50%, 4/6/27	5,000	4,975
eBay, Inc.
3.60%, 6/5/27	2,000	1,986
2.70%, 3/11/30	38,000	35,342
Ecolab, Inc.
1.30%, 1/30/31	11,000	9,506
Edison International
4.13%, 3/15/28	17,000	16,764
5.25%, 11/15/28	19,000	19,103
5.45%, 6/15/29	18,000	18,175
Edwards Lifesciences Corp.
4.30%, 6/15/28	8,000	7,981
Elevance Health, Inc.
2.88%, 9/15/29	54,000	51,204
4.75%, 2/15/30	14,000	14,073
2.25%, 5/15/30	22,000	20,131
Eli Lilly & Co.
4.15%, 8/14/27	2,000	2,002
4.50%, 2/9/29	18,000	18,158
3.38%, 3/15/29	7,000	6,847
4.75%, 2/12/30	13,000	13,190
Enact Holdings, Inc.
6.25%, 5/28/29	10,000	10,330
Energy Transfer LP
4.40%, 3/15/27	4,000	4,003
4.20%, 4/15/27	24,000	23,983
4.00%, 10/1/27	56,000	55,772
5.25%, 7/1/29	12,000	12,228
4.15%, 9/15/29	47,000	46,336
5.20%, 4/1/30	7,000	7,142
6.30%, 1/15/56	25,000	24,787
Entergy Corp.
2.95%, 9/1/26	95,000	94,748
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	10,000	10,380
Entergy Mississippi LLC
2.85%, 6/1/28	5,000	4,861
Entergy Texas, Inc.
1.75%, 3/15/31	13,000	11,374
Enterprise Products Operating LLC
3.95%, 2/15/27	5,000	4,998
4.60%, 1/15/31	25,000	25,002
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)(c)	18,000	17,966
EOG Resources, Inc.
4.38%, 4/15/30	20,000	19,910
EPR Properties
3.75%, 8/15/29	8,000	7,717
4.75%, 11/15/30	9,000	8,824
EQT Corp.
7.50%, 6/1/30	36,000	38,991
4.75%, 1/15/31	10,000	9,945
Equifax, Inc.
4.80%, 9/15/29	30,000	30,139
Equinix, Inc.
2.00%, 5/15/28	17,000	16,239
3.20%, 11/18/29	4,000	3,820
2.15%, 7/15/30	42,000	37,910
Equitable Holdings, Inc.
4.35%, 4/20/28	4,000	3,984
ERP Operating LP
3.50%, 3/1/28	5,000	4,925
2.50%, 2/15/30	8,000	7,447
Essent Group Ltd.
6.25%, 7/1/29	4,000	4,132
Essential Utilities, Inc.
2.70%, 4/15/30	20,000	18,594
Essex Portfolio LP
1.65%, 1/15/31	17,000	14,791
Estee Lauder Cos., Inc.
2.60%, 4/15/30	12,000	11,195
Evergy Kansas Central, Inc.
3.10%, 4/1/27	2,000	1,985
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	20,000	18,347
Eversource Energy
2.90%, 3/1/27	38,000	37,620
5.45%, 3/1/28	15,000	15,219
1.65%, 8/15/30, Series R	20,000	17,654
Exelon Corp.
2.75%, 3/15/27	57,000	56,356
5.15%, 3/15/29	8,000	8,131
Expedia Group, Inc.
3.25%, 2/15/30(c)	39,000	37,039
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,867
5.70%, 4/1/28	50,000	51,010
F&G Annuities & Life, Inc.
7.40%, 1/13/28	7,000	7,203
6.50%, 6/4/29	4,000	4,066
Federal Realty OP LP
3.50%, 6/1/30	13,000	12,404
FedEx Corp.
3.10%, 8/5/29	21,000	20,118
3.10%, 8/5/29	8,000	7,667
4.25%, 5/15/30	8,000	7,908
Fedex Freight Holding Co., Inc.
4.65%, 3/15/31(d)	10,000	9,849
Ferguson Enterprises, Inc.
4.35%, 3/15/31	9,000	8,857
Fidelity National Financial, Inc.
3.40%, 6/15/30	11,000	10,374
Fidelity National Information Services, Inc.
1.65%, 3/1/28(c)	6,000	5,706
3.75%, 5/21/29	4,000	3,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
2.25%, 3/1/31	$67,000	$59,570
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	19,000	18,788
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	35,000	34,997
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(a)	20,000	20,070
Fifth Third Financial Corp.
4.00%, 2/1/29	17,000	16,766
First Horizon Corp.
5.51%, 3/7/31, (5.514% fixed rate until 3/7/30; Secured Overnight Financing Rate + 1.766% thereafter)(a)	12,000	12,179
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	45,000	46,045
FirstEnergy Corp.
3.90%, 7/15/27, Series B	64,000	63,624
FirstEnergy Pennsylvania Electric Co.
4.55%, 3/15/31(d)	10,000	9,926
FirstEnergy Transmission LLC
4.55%, 1/15/30	3,000	2,990
Fiserv, Inc.
5.15%, 3/15/27	108,000	108,591
3.50%, 7/1/29	40,000	38,468
4.75%, 3/15/30	11,000	10,930
4.55%, 2/15/31	22,000	21,571
Flex Ltd.
4.88%, 6/15/29	7,000	7,021
FMC Corp.
3.20%, 10/1/26	5,000	4,981
FNB Corp.
5.72%, 12/11/30, (5.722% fixed rate until 12/11/29; Secured Overnight Financing Index + 1.93% thereafter)(a)	17,000	17,141
Ford Motor Credit Co. LLC
5.73%, 9/5/30	209,000	211,464
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	9,000	8,599
Fox Corp.
3.50%, 4/8/30	24,000	23,081
Franklin BSP Capital Corp.
6.00%, 10/2/30(d)	8,000	7,718
Franklin Resources, Inc.
1.60%, 10/30/30(c)	8,000	7,051
Freeport-McMoRan, Inc.
5.25%, 9/1/29	4,000	4,038
4.25%, 3/1/30	17,000	16,732
FS KKR Capital Corp.
6.88%, 8/15/29	4,000	4,016
6.13%, 1/15/30(c)	32,000	31,326
GATX Corp.
4.00%, 6/30/30	17,000	16,587
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	26,000	26,168
4.80%, 1/15/31	23,000	23,058
General Dynamics Corp.
3.63%, 4/1/30	9,000	8,725
General Electric Co.
4.30%, 7/29/30	9,000	8,948
General Mills, Inc.
4.20%, 4/17/28	11,000	10,963
5.50%, 10/17/28	14,000	14,322
General Motors Co.
4.20%, 10/1/27	4,000	3,989
5.63%, 4/15/30	5,000	5,148
General Motors Financial Co., Inc.
3.85%, 1/5/28	39,000	38,648
5.55%, 7/15/29	41,000	41,983
4.90%, 10/6/29	8,000	8,046
5.35%, 1/7/30	36,000	36,712
3.60%, 6/21/30	209,000	199,856
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30	8,000	7,867
Genuine Parts Co.
4.95%, 8/15/29	12,000	11,965
1.88%, 11/1/30	8,000	6,961
Georgia Power Co.
2.65%, 9/15/29, Series B	3,000	2,838
Gilead Sciences, Inc.
1.65%, 10/1/30	15,000	13,321
Global Payments, Inc.
2.15%, 1/15/27	26,000	25,643
3.20%, 8/15/29	14,000	13,256
2.90%, 5/15/30	45,000	41,353
4.88%, 11/15/30	23,000	22,644
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31	24,000	22,719
Goldman Sachs BDC, Inc.
5.65%, 9/9/30	10,000	9,853
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	177,000	174,776
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	56,000	56,776
4.37%, 10/21/31, (4.369% fixed rate until 10/21/30; Secured Overnight Financing Rate + 1.06% thereafter)(a)	50,000	49,022
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	95,000	83,632
Goldman Sachs Private Credit Corp.
6.25%, 5/6/30	2,000	2,028
5.88%, 1/31/31	19,000	18,859
Golub Capital BDC, Inc.
6.00%, 7/15/29	31,000	31,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Golub Capital Private Credit Fund
5.80%, 9/12/29	$4,000	$3,969
5.88%, 5/1/30	26,000	25,760
GXO Logistics, Inc.
1.65%, 7/15/26	10,000	9,963
6.25%, 5/6/29	3,000	3,104
HA Sustainable Infrastructure Capital, Inc.
6.15%, 1/15/31	8,000	8,235
Halliburton Co.
2.92%, 3/1/30	22,000	20,709
Hartford Insurance Group, Inc.
2.80%, 8/19/29(c)	4,000	3,792
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,943
3.90%, 11/19/29	12,000	11,708
HCA, Inc.
4.50%, 2/15/27	4,000	4,000
3.13%, 3/15/27	64,000	63,470
4.13%, 6/15/29	34,000	33,521
5.25%, 3/1/30	22,000	22,386
3.50%, 9/1/30	68,000	64,620
Healthcare Realty Holdings LP
3.75%, 7/1/27	8,000	7,940
3.10%, 2/15/30	5,000	4,711
2.00%, 3/15/31(c)	11,000	9,641
Healthpeak OP LLC
3.50%, 7/15/29	4,000	3,867
3.00%, 1/15/30	6,000	5,661
Helmerich & Payne, Inc.
4.85%, 12/1/29	4,000	4,008
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,972
3.38%, 1/20/27	5,000	4,951
Hershey Co.
1.70%, 6/1/30	10,000	8,987
Hewlett Packard Enterprise Co.
4.40%, 9/25/27	17,000	16,996
4.55%, 10/15/29	13,000	12,973
4.40%, 10/15/30	31,000	30,514
HF Sinclair Corp.
5.75%, 1/15/31	12,000	12,292
Highwoods Realty LP
4.20%, 4/15/29	4,000	3,922
3.05%, 2/15/30	12,000	11,155
Home Depot, Inc.
2.95%, 6/15/29	17,000	16,357
3.95%, 9/15/30	30,000	29,512
1.38%, 3/15/31	19,000	16,470
Honeywell Aerospace, Inc.
4.30%, 3/16/31(d)	21,000	20,688
Honeywell International, Inc.
1.95%, 6/1/30	28,000	25,396
Hormel Foods Corp.
1.80%, 6/11/30	9,000	8,105
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	30,000	28,303
Howmet Aerospace, Inc.
3.00%, 1/15/29	10,000	9,646
HP, Inc.
4.00%, 4/15/29	13,000	12,791
5.40%, 4/25/30	59,000	60,330
HPS Corporate Lending Fund
5.45%, 1/14/28	36,000	35,940
5.45%, 11/15/30	25,000	24,270
Hubbell, Inc.
3.50%, 2/15/28	35,000	34,455
Humana, Inc.
1.35%, 2/3/27	30,000	29,467
5.75%, 3/1/28	11,000	11,214
4.88%, 4/1/30	16,000	16,039
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	21,000	20,987
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(a)	48,000	48,716
Huntington Ingalls Industries, Inc.
4.20%, 5/1/30	32,000	31,358
Hyatt Hotels Corp.
4.38%, 9/15/28	25,000	24,882
5.75%, 4/23/30	21,000	21,605
IDEX Corp.
3.00%, 5/1/30	12,000	11,275
Illumina, Inc.
4.75%, 12/12/30	9,000	8,973
Indiana Michigan Power Co.
3.85%, 5/15/28	4,000	3,964
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,096
5.18%, 6/15/29	27,000	27,549
Ingredion, Inc.
3.20%, 10/1/26	14,000	13,959
Intel Corp.
3.75%, 3/25/27	2,000	1,994
3.75%, 8/5/27	10,000	9,941
1.60%, 8/12/28	15,000	14,121
2.45%, 11/15/29	23,000	21,437
3.90%, 3/25/30	64,000	62,252
Intercontinental Exchange, Inc.
4.35%, 6/15/29	41,000	40,853
International Business Machines Corp.
6.50%, 1/15/28	19,000	19,662
3.50%, 5/15/29	100,000	97,523
Interstate Power & Light Co.
2.30%, 6/1/30	24,000	21,981
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,000	3,791
5.45%, 8/15/30	8,000	8,144
IQVIA, Inc.
6.25%, 2/1/29	42,000	43,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Jabil, Inc.
4.25%, 5/15/27	$19,000	$18,997
3.00%, 1/15/31	18,000	16,584
Jackson Financial, Inc.
5.17%, 6/8/27	5,000	5,027
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	4,000	4,134
Jacobs Solutions, Inc.
4.75%, 3/3/31	11,000	10,882
JB Hunt Transport Services, Inc.
4.90%, 3/15/30	9,000	9,075
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29	18,000	17,277
Jefferies Financial Group, Inc.
4.15%, 1/23/30	21,000	20,378
JM Smucker Co.
2.38%, 3/15/30	15,000	13,861
John Deere Capital Corp.
3.45%, 3/7/29	5,000	4,900
2.80%, 7/18/29	2,000	1,912
1.45%, 1/15/31	61,000	53,332
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 4/19/29	18,000	18,491
JPMorgan Chase & Co.
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	74,355
3.63%, 12/1/27	25,000	24,755
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	3,000	2,971
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	54,173
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(a)	88,000	88,661
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	42,912
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	43,000	42,933
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	70,000	61,722
4.35%, 1/22/32, (4.347% fixed rate until 1/22/31; Secured Overnight Financing Rate + 0.84% thereafter)(a)	47,000	46,200
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(a)	71,000	62,640
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)	62,000	56,024
Juniper Networks, Inc.
2.00%, 12/10/30	10,000	8,808
Kenvue, Inc.
5.00%, 3/22/30	4,000	4,066
Keurig Dr. Pepper, Inc.
5.10%, 3/15/27	20,000	20,113
3.95%, 4/15/29	78,000	76,589
3.20%, 5/1/30	7,000	6,594
KeyCorp
2.55%, 10/1/29	60,000	56,188
5.12%, 4/4/31, (5.121% fixed rate until 4/4/30; Secured Overnight Financing Index + 1.227% thereafter)(a)(c)	6,000	6,056
Keysight Technologies, Inc.
4.60%, 4/6/27	23,000	23,049
5.35%, 7/30/30	11,000	11,273
Kilroy Realty LP
3.05%, 2/15/30	9,000	8,287
Kimberly-Clark Corp.
3.20%, 4/25/29	10,000	9,695
Kinder Morgan, Inc.
2.00%, 2/15/31	44,000	39,065
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	15,000
3.88%, 5/15/27	20,000	19,943
4.63%, 1/30/29	4,000	4,005
4.25%, 3/1/31	11,000	10,779
Kroger Co.
2.65%, 10/15/26	32,000	31,837
1.70%, 1/15/31(c)	13,000	11,427
L3Harris Technologies, Inc.
5.40%, 1/15/27	45,000	45,346
5.05%, 6/1/29	12,000	12,174
1.80%, 1/15/31	11,000	9,688
Laboratory Corp. of America Holdings
2.95%, 12/1/29	6,000	5,688
4.35%, 4/1/30	24,000	23,730
Lam Research Corp.
4.00%, 3/15/29	49,000	48,601
Las Vegas Sands Corp.
3.50%, 8/18/26	10,000	9,995
5.90%, 6/1/27	13,000	13,158
5.63%, 6/15/28	100,000	101,455
3.90%, 8/8/29	18,000	17,412
6.00%, 6/14/30	10,000	10,320
Lazard Group LLC
4.38%, 3/11/29	9,000	8,931
Lear Corp.
4.25%, 5/15/29	11,000	10,870
Leidos, Inc.
4.38%, 5/15/30	10,000	9,846
2.30%, 2/15/31	16,000	14,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Lennar Corp.
4.75%, 11/29/27	$13,000	$13,032
5.20%, 7/30/30	19,000	19,284
Lennox International, Inc.
5.50%, 9/15/28	30,000	30,635
Lincoln National Corp.
3.40%, 1/15/31	14,000	13,134
Linde, Inc.
1.10%, 8/10/30	20,000	17,549
LKQ Corp.
5.75%, 6/15/28	6,000	6,106
Lockheed Martin Corp.
4.50%, 2/15/29	10,000	10,039
1.85%, 6/15/30	8,000	7,224
Lowe's Cos., Inc.
3.65%, 4/5/29	33,000	32,282
1.70%, 10/15/30	70,000	61,935
LPL Holdings, Inc.
6.75%, 11/17/28	5,000	5,227
5.15%, 6/15/30	35,000	35,210
LYB International Finance III LLC
2.25%, 10/1/30	15,000	13,461
M&T Bank Corp.
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(a)	11,000	11,049
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(a)	2,000	2,125
5.18%, 7/8/31, (5.179% fixed rate until 7/8/30; Secured Overnight Financing Rate + 1.40% thereafter)(a)	25,000	25,255
6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(a)	9,000	9,404
Main Street Capital Corp.
6.95%, 3/1/29	13,000	13,401
Marathon Petroleum Corp.
5.13%, 12/15/26	21,000	21,069
3.80%, 4/1/28	12,000	11,858
5.15%, 3/1/30	13,000	13,228
Markel Group, Inc.
3.35%, 9/17/29	3,000	2,891
Marriott International, Inc.
5.00%, 10/15/27	19,000	19,187
4.90%, 4/15/29	19,000	19,204
4.63%, 6/15/30, Series FF	26,000	25,962
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	23,000	22,980
2.25%, 11/15/30	9,000	8,160
Martin Marietta Materials, Inc.
3.50%, 12/15/27	3,000	2,963
2.50%, 3/15/30, Series CB	9,000	8,322
Marvell Technology, Inc.
5.75%, 2/15/29	8,000	8,231
4.75%, 7/15/30	12,000	12,041
Masco Corp.
2.00%, 10/1/30	9,000	8,017
MasTec, Inc.
5.90%, 6/15/29	4,000	4,117
Mastercard, Inc.
2.95%, 6/1/29	25,000	24,122
1.90%, 3/15/31	10,000	8,924
Mattel, Inc.
5.00%, 11/17/30	8,000	7,983
McCormick & Co., Inc.
2.50%, 4/15/30	10,000	9,242
1.85%, 2/15/31	9,000	7,915
McDonald's Corp.
4.80%, 8/14/28	40,000	40,389
5.00%, 5/17/29	43,000	43,753
McKesson Corp.
4.65%, 5/30/30	10,000	10,036
Merck & Co., Inc.
3.40%, 3/7/29	60,000	58,633
MetLife, Inc.
4.55%, 3/23/30	9,000	9,057
Microchip Technology, Inc.
5.05%, 3/15/29	7,000	7,070
5.05%, 2/15/30	24,000	24,239
Mid-America Apartments LP
3.95%, 3/15/29	5,000	4,934
Mississippi Power Co.
3.95%, 3/30/28	5,000	4,970
Mohawk Industries, Inc.
5.85%, 9/18/28	4,000	4,106
3.63%, 5/15/30	8,000	7,695
Mondelez International, Inc.
4.75%, 2/20/29	42,000	42,347
Morgan Stanley
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	54,365
3.59%, 7/22/28(a)	70,000	69,316
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	46,438
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	103,000	95,922
4.36%, 10/22/31, Series I, (4.356% fixed rate until 10/22/30; Secured Overnight Financing Rate + 1.074% thereafter)(a)	36,000	35,323
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(a)	161,000	140,208
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	5,000	4,985
6.00%, 5/19/30	8,000	8,015
Mosaic Co.
5.38%, 11/15/28	7,000	7,116
4.60%, 11/15/30	24,000	23,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Motorola Solutions, Inc.
4.60%, 5/23/29	$11,000	$11,019
2.30%, 11/15/30	20,000	18,078
MPLX LP
4.00%, 3/15/28	14,000	13,897
4.80%, 2/15/29	20,000	20,120
2.65%, 8/15/30	19,000	17,549
4.80%, 2/15/31	11,000	11,001
MSD Investment Corp.
6.13%, 2/5/31(d)	10,000	9,769
Mylan, Inc.
4.55%, 4/15/28	39,000	38,842
Nasdaq, Inc.
5.35%, 6/28/28	56,000	56,986
National Fuel Gas Co.
5.50%, 3/15/30	38,000	38,850
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	8,000	7,995
5.60%, 11/13/26	5,000	5,030
4.30%, 12/10/30	21,000	20,728
NetApp, Inc.
2.70%, 6/22/30	11,000	10,148
Netflix, Inc.
6.38%, 5/15/29	28,000	29,565
New Mountain Finance Corp.
6.88%, 2/1/29(c)	5,000	5,024
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	8,000	7,890
2.75%, 11/1/29	43,000	40,744
5.05%, 3/15/30	10,000	10,158
2.25%, 6/1/30	167,000	152,490
NIKE, Inc.
2.38%, 11/1/26	10,000	9,937
2.85%, 3/27/30	12,000	11,344
NiSource, Inc.
5.25%, 3/30/28	24,000	24,342
2.95%, 9/1/29	32,000	30,442
1.70%, 2/15/31	11,000	9,612
NNN REIT, Inc.
3.60%, 12/15/26	5,000	4,982
2.50%, 4/15/30	9,000	8,318
Nordson Corp.
4.50%, 12/15/29	10,000	9,966
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,998
3.80%, 8/1/28	8,000	7,914
5.05%, 8/1/30	24,000	24,436
Northern Trust Corp.
1.95%, 5/1/30	12,000	10,939
Northrop Grumman Corp.
4.60%, 2/1/29	25,000	25,159
4.65%, 7/15/30	20,000	20,085
NOV, Inc.
3.60%, 12/1/29	9,000	8,713
NSTAR Electric Co.
3.25%, 5/15/29	2,000	1,936
3.95%, 4/1/30	15,000	14,679
Nucor Corp.
2.70%, 6/1/30	9,000	8,408
NVR, Inc.
3.00%, 5/15/30	8,000	7,521
Oaktree Specialty Lending Corp.
7.10%, 2/15/29	5,000	5,093
Oaktree Strategic Credit Fund
6.50%, 7/23/29	5,000	5,055
6.19%, 7/15/30	18,000	17,931
Occidental Petroleum Corp.
6.63%, 9/1/30	26,000	27,743
Ohio Power Co.
1.63%, 1/15/31, Series Q	28,000	24,440
Oklahoma Gas & Electric Co.
3.25%, 4/1/30	9,000	8,571
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	7,000	6,731
5.20%, 7/1/30	23,000	23,156
Omnicom Group, Inc.
4.75%, 3/30/30	7,000	7,026
2.45%, 4/30/30	19,000	17,500
Oncor Electric Delivery Co. LLC
4.65%, 11/1/29	11,000	11,062
4.50%, 3/15/31(d)	10,000	9,923
ONE Gas, Inc.
5.10%, 4/1/29	21,000	21,360
ONEOK, Inc.
5.55%, 11/1/26	40,000	40,186
4.00%, 7/13/27	79,000	78,732
4.35%, 3/15/29	7,000	6,957
3.40%, 9/1/29	4,000	3,846
4.40%, 10/15/29	16,000	15,890
5.80%, 11/1/30	23,000	23,876
Oracle Corp.
2.30%, 3/25/28	61,000	58,429
4.50%, 5/6/28	88,000	87,845
4.20%, 9/27/29	11,000	10,730
2.95%, 4/1/30	25,000	23,053
3.25%, 5/15/30	30,000	28,013
4.45%, 9/26/30	33,000	32,000
2.88%, 3/25/31	100,000	89,600
O'Reilly Automotive, Inc.
5.75%, 11/20/26	18,000	18,109
3.90%, 6/1/29	8,000	7,868
4.20%, 4/1/30	48,000	47,314
Otis Worldwide Corp.
2.57%, 2/15/30	27,000	25,133
Ovintiv, Inc.
8.13%, 9/15/30	8,000	8,966
Owens Corning
3.95%, 8/15/29	6,000	5,900
3.50%, 2/15/30	3,000	2,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
PACCAR Financial Corp.
4.60%, 1/31/29	$5,000	$5,062
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,962
3.75%, 7/1/28	73,000	71,714
4.55%, 7/1/30	53,000	52,305
2.50%, 2/1/31	18,000	16,169
PacifiCorp
5.10%, 2/15/29	5,000	5,058
3.50%, 6/15/29	10,000	9,647
2.70%, 9/15/30	37,000	33,975
5.30%, 2/15/31	17,000	17,300
Packaging Corp. of America
3.00%, 12/15/29	9,000	8,549
Paramount Global
3.38%, 2/15/28	7,000	6,792
4.20%, 6/1/29	11,000	10,493
7.88%, 7/30/30	13,000	13,664
4.95%, 1/15/31	12,000	11,192
Parker-Hannifin Corp.
4.50%, 9/15/29	18,000	18,049
PartnerRe Finance B LLC
3.70%, 7/2/29	6,000	5,826
Paychex, Inc.
5.10%, 4/15/30	30,000	30,363
PayPal Holdings, Inc.
2.30%, 6/1/30	21,000	19,204
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/29	6,000	6,037
PepsiCo, Inc.
2.63%, 3/19/27	10,000	9,900
2.63%, 7/29/29	12,000	11,425
1.63%, 5/1/30	43,000	38,800
1.40%, 2/25/31	13,000	11,350
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	8,000	8,026
Pfizer, Inc.
1.70%, 5/28/30(c)	9,000	8,101
4.20%, 11/15/30(c)	50,000	49,547
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	5,388	5,271
Philip Morris International, Inc.
4.88%, 2/15/28	10,000	10,090
4.88%, 2/13/29	7,000	7,076
4.63%, 11/1/29	5,000	5,025
5.13%, 2/15/30	12,000	12,232
4.38%, 4/30/30	7,000	6,952
1.75%, 11/1/30	67,000	59,490
Phillips 66
3.90%, 3/15/28	3,000	2,974
2.15%, 12/15/30	32,000	28,766
Phillips 66 Co.
3.15%, 12/15/29	6,000	5,720
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	13,000	11,786
Piedmont Operating Partnership LP
6.88%, 7/15/29	5,000	5,263
Pinnacle West Capital Corp.
5.15%, 5/15/30	48,000	48,699
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	93,000	93,097
3.55%, 12/15/29(c)	6,000	5,796
4.70%, 1/15/31	13,000	12,940
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	40,000	40,915
4.90%, 5/13/31, (4.899% fixed rate until 5/13/30; Secured Overnight Financing Rate + 1.333% thereafter)(a)	52,000	52,404
Polaris, Inc.
5.60%, 3/1/31	10,000	9,986
PPG Industries, Inc.
2.80%, 8/15/29	6,000	5,686
4.38%, 3/15/31	14,000	13,802
Principal Financial Group, Inc.
3.70%, 5/15/29	6,000	5,867
Progressive Corp.
4.00%, 3/1/29	5,000	4,970
Prologis LP
2.88%, 11/15/29	3,000	2,849
2.25%, 4/15/30	8,000	7,366
1.25%, 10/15/30	18,000	15,689
1.63%, 3/15/31	11,000	9,614
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(c)	5,000	4,915
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	14,000	14,031
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	40,000	36,826
Public Service Co. of Colorado
3.70%, 6/15/28	5,000	4,939
Public Service Electric & Gas Co.
3.20%, 5/15/29	26,000	25,221
Public Service Enterprise Group, Inc.
1.60%, 8/15/30	30,000	26,498
Public Storage Operating Co.
1.50%, 11/9/26	32,000	31,654
Puget Energy, Inc.
4.10%, 6/15/30	10,000	9,711
Qorvo, Inc.
4.38%, 10/15/29	4,000	3,925
QUALCOMM, Inc.
2.15%, 5/20/30	20,000	18,332
Quanta Services, Inc.
2.90%, 10/1/30	32,000	29,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Quest Diagnostics, Inc.
2.95%, 6/30/30(c)	$34,000	$31,880
Radian Group, Inc.
6.20%, 5/15/29	5,000	5,178
Realty Income Corp.
3.25%, 6/15/29	22,000	21,218
3.40%, 1/15/30	6,000	5,761
3.25%, 1/15/31	12,000	11,294
Regal Rexnord Corp.
6.30%, 2/15/30	10,000	10,438
Regency Centers LP
2.95%, 9/15/29	5,000	4,766
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	29,000	25,692
Regions Financial Corp.
5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	9,000	9,237
Reinsurance Group of America, Inc.
3.90%, 5/15/29	53,000	52,067
Republic Services, Inc.
4.75%, 7/15/30	17,000	17,159
1.45%, 2/15/31	10,000	8,692
Revvity, Inc.
3.30%, 9/15/29	9,000	8,626
2.55%, 3/15/31	9,000	8,100
Rexford Industrial Realty LP
2.13%, 12/1/30	7,000	6,207
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,973
2.95%, 9/15/29	3,000	2,844
2.00%, 6/30/30	48,000	43,006
Royalty Pharma PLC
2.20%, 9/2/30(c)	22,000	19,895
RTX Corp.
3.50%, 3/15/27	56,000	55,750
4.13%, 11/16/28	41,000	40,745
2.25%, 7/1/30	11,000	10,078
6.00%, 3/15/31	11,000	11,651
Ryder System, Inc.
5.50%, 6/1/29	37,000	37,951
4.95%, 9/1/29	8,000	8,092
4.90%, 12/1/29	7,000	7,066
5.00%, 3/15/30	5,000	5,068
S&P Global, Inc.
4.75%, 8/1/28	26,000	26,216
2.95%, 3/1/29	13,000	12,502
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	28,000	28,047
4.50%, 5/15/30	31,000	30,819
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(c)	10,000	9,881
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	9,000	9,265
5.47%, 3/20/29, (5.473% fixed rate until 3/20/28; Secured Overnight Financing Rate + 1.61% thereafter)(a)	79,000	79,989
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	6,000	6,186
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(a)	24,000	24,261
5.74%, 3/20/31, (5.741% fixed rate until 3/20/30; Secured Overnight Financing Rate + 1.878% thereafter)(a)	32,000	32,824
Schlumberger Holdings Corp.
4.50%, 5/15/28(d)	12,000	12,038
Sempra
3.40%, 2/1/28	60,000	58,933
3.70%, 4/1/29	8,000	7,819
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	56,384
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	7,000	7,067
ServiceNow, Inc.
1.40%, 9/1/30	14,000	12,296
Sherwin-Williams Co.
2.95%, 8/15/29	11,000	10,488
2.30%, 5/15/30	7,000	6,417
4.50%, 8/15/30	15,000	14,938
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26(c)	53,000	52,837
Simon Property Group LP
3.25%, 11/30/26	31,000	30,894
4.38%, 10/1/30	18,000	17,860
2.20%, 2/1/31	18,000	16,192
Sixth Street Lending Partners
6.50%, 3/11/29	9,000	9,187
6.13%, 7/15/30	27,000	27,156
Sixth Street Specialty Lending, Inc.
5.63%, 8/15/30	9,000	8,944
Solventum Corp.
5.45%, 2/25/27	6,000	6,038
5.40%, 3/1/29(c)	3,000	3,060
5.45%, 3/13/31	14,000	14,379
Sonoco Products Co.
3.13%, 5/1/30	17,000	16,007
Southern California Edison Co.
4.88%, 2/1/27	5,000	5,013
3.65%, 3/1/28, Series B	5,000	4,917
5.30%, 3/1/28	5,000	5,056
4.20%, 3/1/29, Series A	37,000	36,552
2.25%, 6/1/30	3,000	2,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
Southern Co.
5.50%, 3/15/29	$43,000	$44,103
3.70%, 4/30/30, Series A	40,000	38,740
Southwest Airlines Co.
5.13%, 6/15/27	32,000	32,193
2.63%, 2/10/30	31,000	28,680
Southwest Gas Corp.
5.45%, 3/23/28	32,000	32,500
3.70%, 4/1/28	19,000	18,731
Spectra Energy Partners LP
3.38%, 10/15/26	64,000	63,805
Sprint Capital Corp.
6.88%, 11/15/28	30,000	31,611
Stanley Black & Decker, Inc.
4.25%, 11/15/28	16,000	15,938
Starbucks Corp.
4.85%, 2/8/27	19,000	19,084
4.50%, 5/15/28	42,000	42,077
3.55%, 8/15/29	3,000	2,928
2.25%, 3/12/30	40,000	36,778
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	8,000	7,511
Steel Dynamics, Inc.
3.45%, 4/15/30	28,000	26,824
Store Capital LLC
2.75%, 11/18/30	14,000	12,636
Stryker Corp.
4.25%, 9/11/29	27,000	26,833
4.85%, 2/10/30	4,000	4,043
1.95%, 6/15/30	17,000	15,392
Sumisho Air Lease Corp.
5.10%, 3/1/29	12,000	12,109
3.25%, 10/1/29	22,000	20,911
3.00%, 2/1/30	14,000	13,109
4.85%, 3/24/31(d)	31,000	30,737
Sun Communities Operating LP
2.30%, 11/1/28	4,000	3,798
Sutter Health
3.70%, 8/15/28, Series 2018	16,000	15,774
Synchrony Financial
5.45%, 3/6/31, (5.45% fixed rate until 3/6/30; Secured Overnight Financing Rate + 1.68% thereafter)(a)	46,000	46,087
Synopsys, Inc.
4.85%, 4/1/30	35,000	35,199
Sysco Corp.
5.75%, 1/17/29	17,000	17,480
5.95%, 4/1/30	20,000	20,789
Take-Two Interactive Software, Inc.
5.40%, 6/12/29	23,000	23,492
Tampa Electric Co.
4.90%, 3/1/29	18,000	18,189
Tanger Properties LP
3.88%, 7/15/27	6,000	5,959
Tapestry, Inc.
5.10%, 3/11/30	11,000	11,117
Targa Resources Corp.
4.90%, 9/15/30	29,000	29,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28	83,000	83,028
Target Corp.
2.65%, 9/15/30	17,000	15,792
TD SYNNEX Corp.
2.38%, 8/9/28	4,000	3,809
Teledyne FLIR LLC
2.50%, 8/1/30	10,000	9,181
Texas Instruments, Inc.
1.75%, 5/4/30	23,000	20,802
Textron, Inc.
3.90%, 9/17/29	4,000	3,908
3.00%, 6/1/30	11,000	10,347
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	5,000	4,712
4.98%, 8/10/30	10,000	10,181
4.20%, 3/1/31	18,000	17,738
T-Mobile USA, Inc.
2.40%, 3/15/29	44,000	41,616
4.20%, 10/1/29	12,000	11,888
3.88%, 4/15/30	152,000	147,940
2.55%, 2/15/31	19,000	17,301
Toll Brothers Finance Corp.
4.88%, 3/15/27	22,000	22,062
3.80%, 11/1/29	3,000	2,922
Toyota Motor Credit Corp.
3.65%, 1/8/29	29,000	28,543
1.65%, 1/10/31	36,000	31,660
Tractor Supply Co.
1.75%, 11/1/30	8,000	7,057
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	54,000	53,580
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	10,000	10,000
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	10,000	10,065
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	10,000	9,492
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	15,877
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,204
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(a)	11,000	11,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
4.60%, 1/27/32, (4.597% fixed rate until 1/27/31; Secured Overnight Financing Rate + 0.965% thereafter)(a)	$9,000	$8,898
TWDC Enterprises 18 Corp.
1.85%, 7/30/26	10,000	9,968
Tyson Foods, Inc.
4.35%, 3/1/29	14,000	13,944
5.40%, 3/15/29	34,000	34,778
U.S. Bancorp
2.38%, 7/22/26, Series V	3,000	2,993
3.15%, 4/27/27, Series X	2,000	1,985
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	2,000	2,019
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	10,000	9,862
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	15,000	15,049
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	21,000	21,518
3.00%, 7/30/29	16,000	15,264
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,200
1.38%, 7/22/30	15,000	13,211
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	6,000	6,091
4.48%, 1/26/32, (4.481% fixed rate until 1/26/31; Secured Overnight Financing Rate + 0.867% thereafter)(a)	11,000	10,856
Uber Technologies, Inc.
4.30%, 1/15/30	29,000	28,721
UDR, Inc.
4.40%, 1/26/29	5,000	4,989
3.20%, 1/15/30	13,000	12,398
Union Electric Co.
3.50%, 3/15/29	5,000	4,884
Union Pacific Corp.
3.70%, 3/1/29	56,000	55,139
United Parcel Service, Inc.
4.65%, 10/15/30	18,000	18,164
UnitedHealth Group, Inc.
4.80%, 1/15/30	14,000	14,149
5.30%, 2/15/30(c)	14,000	14,347
4.65%, 1/15/31	26,000	26,069
Universal Health Services, Inc.
1.65%, 9/1/26	10,000	9,936
2.65%, 10/15/30	23,000	20,790
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	16,000	15,998
Valero Energy Corp.
2.15%, 9/15/27	26,000	25,326
5.15%, 2/15/30(c)	11,000	11,204
Ventas Realty LP
3.25%, 10/15/26	5,000	4,982
4.40%, 1/15/29	6,000	5,978
3.00%, 1/15/30	34,000	32,082
Veralto Corp.
5.50%, 9/18/26	10,000	10,031
5.35%, 9/18/28	5,000	5,086
Verisk Analytics, Inc.
4.13%, 3/15/29	4,000	3,956
Verizon Communications, Inc.
4.13%, 3/16/27	3,000	3,001
1.68%, 10/30/30	30,000	26,567
4.78%, 2/15/35	18,000	17,521
5.40%, 7/2/37	57,000	57,286
VICI Properties LP
4.75%, 2/15/28	5,000	5,011
4.95%, 2/15/30	44,000	44,028
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	5,000	4,976
3.50%, 3/15/27, Series A	5,000	4,978
2.88%, 7/15/29, Series A	7,000	6,699
VMware LLC
1.40%, 8/15/26	16,000	15,911
1.80%, 8/15/28	7,000	6,620
4.70%, 5/15/30	13,000	13,053
Vontier Corp.
2.40%, 4/1/28	24,000	23,052
Vulcan Materials Co.
3.90%, 4/1/27	5,000	4,990
3.50%, 6/1/30	26,000	24,916
Walt Disney Co.
2.65%, 1/13/31	45,000	41,717
Waste Connections, Inc.
3.50%, 5/1/29	4,000	3,911
2.60%, 2/1/30	9,000	8,461
Waste Management, Inc.
3.88%, 1/15/29	65,000	64,260
4.88%, 2/15/29	5,000	5,068
Webster Financial Corp.
5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(a)	7,000	7,057
WEC Energy Group, Inc.
2.20%, 12/15/28	6,000	5,684
1.80%, 10/15/30	12,000	10,685
Wells Fargo & Co.
4.30%, 7/22/27	20,000	19,995
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	1,000	992
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	6,000	6,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	$63,000	$64,248
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	51,935
7.95%, 11/15/29, Series B	14,000	15,392
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	25,377
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	9,000	8,499
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	68,000	63,069
Welltower OP LLC
2.70%, 2/15/27	5,000	4,953
2.05%, 1/15/29	5,000	4,709
3.10%, 1/15/30	16,000	15,213
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	9,000	8,728
Western Midstream Operating LP
4.05%, 2/1/30	43,000	41,806
Westinghouse Air Brake Technologies Corp.
4.90%, 5/29/30	15,000	15,148
WestRock MWV LLC
7.95%, 2/15/31	24,000	27,077
Weyerhaeuser Co.
4.00%, 4/15/30	30,000	29,234
Williams Cos., Inc.
4.80%, 11/15/29	14,000	14,114
4.63%, 6/30/30	56,000	55,978
Willis North America, Inc.
2.95%, 9/15/29	3,000	2,849
4.55%, 3/15/31	19,000	18,746
Wisconsin Electric Power Co.
5.00%, 5/15/29	16,000	16,266
Workday, Inc.
3.70%, 4/1/29	14,000	13,651
WP Carey, Inc.
4.65%, 7/15/30	8,000	7,971
Xcel Energy, Inc.
4.75%, 3/21/28	54,000	54,243
Xylem, Inc.
1.95%, 1/30/28	39,000	37,517
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/27	13,000	13,048
5.05%, 2/19/30	9,000	9,128
Zoetis, Inc.
2.00%, 5/15/30	23,000	20,813
Total United States		21,138,017
TOTAL CORPORATE BONDS (Cost: $25,159,242)		25,105,069
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Indonesia — 0.5%
Indonesia Government International Bonds
4.10%, 4/24/28	210,000	209,569
Mexico — 0.5%
Mexico Government International Bonds
4.50%, 4/22/29	200,000	198,334
Panama — 0.2%
Panama Government International Bonds
8.88%, 9/30/27	58,000	61,219
Philippines — 0.6%
Philippines Government International Bonds
2.46%, 5/5/30	285,000	264,764
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	10,000	10,179
4.63%, 3/18/29	31,000	31,300
Total Poland		41,479
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	16,507	16,552
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $797,703)		791,917
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.4%
United States — 12.4%
BANK
3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	173,978
BANK5
5.42%, 12/15/57, Series 2024-5YR12, Class A2	300,000	305,197
Barclays Commercial Mortgage Trust
3.58%, 5/15/52, Series 2019-C3, Class A4	300,000	290,298
BBCMS Mortgage Trust
4.31%, 12/15/51, Series 2018-C2, Class A5	200,000	198,292
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	169,061	166,272
5.93%, 3/15/57, Series 2024-V6, Class A3	142,000	145,875
5.28%, 9/15/57, Series 2024-V10, Class A3	100,000	101,385
Citigroup Commercial Mortgage Trust
3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	100,737
COMM Mortgage Trust
4.58%, 2/10/49, Series 2016-CR28, Class B^(a)	94,248	92,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

Investments	Principal Amount	Value
CSAIL Commercial Mortgage Trust
3.33%, 6/15/52, Series 2019-C16, Class A3	$192,000	$184,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	249,892	248,767
1.47%, 9/25/27, Series K740, Class A2	250,000	241,838
3.29%, 11/25/27, Series K071, Class A2	250,000	246,735
3.85%, 5/25/28, Series K077, Class A2^(a)	200,000	198,273
3.93%, 6/25/28, Series K079, Class A2	300,000	297,523
4.74%, 8/25/28, Series K508, Class A2^(a)	250,000	251,659
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	251,985
4.86%, 10/25/28, Series K511, Class A2	250,000	252,379
3.77%, 12/25/28, Series K087, Class A2	289,741	285,896
3.30%, 4/25/29, Series K092, Class A2	140,000	136,114
4.28%, 8/25/30, Series K752, Class AM	300,000	298,116
GS Mortgage Securities Trust
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	99,588
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	227,684
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	149,137
Morgan Stanley Capital I Trust
4.31%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	154,250
UBS Commercial Mortgage Trust
3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	197,967
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,298,952)		5,296,865
ASSET-BACKED SECURITIES — 0.3%
United States — 0.3%
First Investors Auto Owner Trust
4.31%, 12/15/28, Series 2025-1A, Class A2(d)
(Cost: $126,660)	126,663	126,757
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(e) (Cost: $189,189)	189,189	189,189
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $42,640,746)		42,507,079
Other Assets less Liabilities — 0.5%		228,056
NET ASSETS — 100.0%		$42,735,135

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2026 on securities with variable or step rates.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2026.
(c)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $947,659 and the total market value of the collateral held by the Fund was $978,333. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $789,144.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	1	9/21/26	$109,828	$(30)
2 Year U.S. Treasury Note	4	9/30/26	826,250	568
5 Year U.S. Treasury Note	25	9/30/26	2,680,273	6,034
			$3,616,351	$6,572

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$3,312,164	$–	$3,312,164
U.S. Government Obligations	–	7,685,118	–	7,685,118
Corporate Bonds	–	25,105,069	–	25,105,069
Foreign Government Obligations	–	791,917	–	791,917
Commercial Mortgage-Backed Securities	–	5,296,865	–	5,296,865
Asset-Backed Securities	–	126,757	–	126,757
Investment of Cash Collateral for Securities Loaned	–	189,189	–	189,189
Total Investments in Securities	$–	$42,507,079	$–	$42,507,079
Financial Derivative Instruments
Futures Contracts[1]	$6,602	$–	$–	$6,602
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(30)	$–	$–	$(30)
Total - Net	$6,572	$42,507,079	$–	$42,513,651

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
COMMON STOCKS — 85.7%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	156	$264,521
Netherlands — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
NXP Semiconductors NV	636	204,379
South Korea — 0.0%
Broadline Retail — 0.0%
Coupang, Inc.*	9,449	156,853
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	823	175,637
Thailand — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Fabrinet*	185	121,020
United Kingdom — 0.0%
Energy Equipment & Services — 0.0%
TechnipFMC PLC	1,736	118,777
United States — 85.5%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.*	561	251,732
Boeing Co.*	4,399	1,016,829
BWX Technologies, Inc.	508	99,507
Carpenter Technology Corp.	286	134,128
Curtiss-Wright Corp.	216	161,484
FTAI Aviation Ltd.(a)	528	137,460
General Dynamics Corp.	2,015	698,842
General Electric Co.	8,336	2,698,863
HEICO Corp.	981	341,565
Howmet Aerospace, Inc.	3,250	839,313
L3Harris Technologies, Inc.	1,246	392,714
Lockheed Martin Corp.	1,818	964,358
Northrop Grumman Corp.	1,045	589,046
Rocket Lab Corp.*(a)	2,280	327,134
RTX Corp.	10,004	1,797,319
TransDigm Group, Inc.	420	528,494
Woodward, Inc.	327	114,460
Total Aerospace & Defense		11,093,248
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	577	103,081
Expeditors International of Washington, Inc.	1,043	164,784
FedEx Corp.	1,835	755,561
United Parcel Service, Inc., Class B	6,037	644,087
Total Air Freight & Logistics		1,667,513
Automobile Components — 0.0%
Aptiv PLC*	1,224	83,159
Versigent PLC*	408	18,001
Total Automobile Components		101,160
Automobiles — 1.9%
Ford Motor Co.	27,588	481,135
General Motors Co.	9,195	765,392
Rivian Automotive, Inc., Class A*	5,322	86,748
Tesla, Inc.*	22,354	9,741,650
Total Automobiles		11,074,925
Banks — 2.7%
Bank of America Corp.	57,433	2,963,543
Citigroup, Inc.	13,114	1,651,053
Citizens Financial Group, Inc.	3,154	196,368
Fifth Third Bancorp	4,553	227,331
First Citizens BancShares, Inc., Class A	107	212,985
Huntington Bancshares, Inc.	9,830	160,819
JPMorgan Chase & Co.	20,940	6,267,551
KeyCorp	7,713	164,518
M&T Bank Corp.	853	184,342
PNC Financial Services Group, Inc.	2,867	633,951
Regions Financial Corp.	6,022	168,616
Truist Financial Corp.	9,629	464,214
U.S. Bancorp	11,293	619,421
Wells Fargo & Co.	26,013	2,017,048
Total Banks		15,931,760
Beverages — 0.9%
Coca-Cola Co.	32,353	2,556,211
Constellation Brands, Inc., Class A	1,348	187,129
Keurig Dr. Pepper, Inc.	9,765	293,243
Monster Beverage Corp.*	7,548	664,828
PepsiCo, Inc.	10,084	1,454,012
Total Beverages		5,155,423
Biotechnology — 1.2%
AbbVie, Inc.	12,503	2,722,153
Alnylam Pharmaceuticals, Inc.*	923	278,727
Amgen, Inc.	3,958	1,333,015
Biogen, Inc.*	1,087	213,052
Gilead Sciences, Inc.	9,082	1,220,893
Incyte Corp.*	1,090	105,447
Insmed, Inc.*	805	86,062
Natera, Inc.*	363	81,083
Regeneron Pharmaceuticals, Inc.	811	498,587
United Therapeutics Corp.*	112	62,364
Vertex Pharmaceuticals, Inc.*	1,816	812,733
Total Biotechnology		7,414,116
Broadline Retail — 3.7%
Amazon.com, Inc.*	78,521	21,250,923
eBay, Inc.	3,784	413,478
Total Broadline Retail		21,664,401
Building Products — 0.2%
Carrier Global Corp.	6,230	397,910
Johnson Controls International PLC	1,804	241,844
Lennox International, Inc.	254	127,549
Trane Technologies PLC	657	296,504
Total Building Products		1,063,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
Capital Markets — 2.6%
Ameriprise Financial, Inc.	705	$314,226
Ares Management Corp., Class A	1,322	169,877
Bank of New York Mellon Corp.	5,663	789,592
Blackrock, Inc.	1,050	1,099,224
Blackstone, Inc.	8,096	946,989
Carlyle Group, Inc.	2,541	115,438
Cboe Global Markets, Inc.	308	102,736
Charles Schwab Corp.	12,267	1,071,522
CME Group, Inc.	2,703	739,379
Coinbase Global, Inc., Class A*	1,667	315,113
Goldman Sachs Group, Inc.	2,252	2,309,561
Interactive Brokers Group, Inc., Class A	1,197	104,103
Intercontinental Exchange, Inc.	3,860	570,701
KKR & Co., Inc.	6,211	595,883
LPL Financial Holdings, Inc.	538	147,288
Moody's Corp.	1,319	597,837
Morgan Stanley	11,553	2,403,024
MSCI, Inc.	606	382,616
Nasdaq, Inc.	4,275	395,523
Northern Trust Corp.	1,410	233,285
Raymond James Financial, Inc.	1,380	197,906
Robinhood Markets, Inc., Class A*	1,710	161,253
S&P Global, Inc.	2,187	927,288
State Street Corp.	2,215	344,743
T Rowe Price Group, Inc.	1,683	175,924
Total Capital Markets		15,211,031
Chemicals — 0.6%
Air Products & Chemicals, Inc.	1,671	465,574
Corteva, Inc.	5,241	410,265
Dow, Inc.	5,230	176,513
DuPont de Nemours, Inc.	2,845	137,755
Ecolab, Inc.	2,183	558,848
International Flavors & Fragrances, Inc.	1,995	151,720
Linde PLC	1,411	702,241
LyondellBasell Industries NV, Class A	1,071	71,382
PPG Industries, Inc.	1,756	198,393
Sherwin-Williams Co.	1,961	595,830
Total Chemicals		3,468,521
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,118	533,989
Copart, Inc.*	7,386	242,039
Republic Services, Inc.	2,339	468,829
Rollins, Inc.	3,386	161,174
Veralto Corp.	1,776	146,040
Waste Connections, Inc.	773	115,192
Waste Management, Inc.	3,008	636,072
Total Commercial Services & Supplies		2,303,335
Communications Equipment — 1.1%
Arista Networks, Inc.*	9,502	1,515,284
Ciena Corp.*	764	443,296
Cisco Systems, Inc.	29,942	3,605,616
Lumentum Holdings, Inc.*	364	311,205
Motorola Solutions, Inc.	1,245	502,083
Ubiquiti, Inc.	172	100,424
Total Communications Equipment		6,477,908
Construction & Engineering — 0.2%
API Group Corp.*	1,989	81,549
Comfort Systems USA, Inc.	88	160,882
EMCOR Group, Inc.	127	105,006
MasTec, Inc.*	408	154,375
Quanta Services, Inc.	1,082	770,092
Total Construction & Engineering		1,271,904
Construction Materials — 0.1%
Amrize Ltd.*	2,806	152,618
CRH PLC	1,818	197,780
Martin Marietta Materials, Inc.	436	253,595
Vulcan Materials Co.	990	280,091
Total Construction Materials		884,084
Consumer Finance — 0.5%
American Express Co.	5,191	1,642,796
Capital One Financial Corp.	4,320	811,857
SoFi Technologies, Inc.*(a)	3,303	60,181
Synchrony Financial	3,037	216,963
Total Consumer Finance		2,731,797
Consumer Staples Distribution & Retail — 1.9%
Casey's General Stores, Inc.	203	155,729
Costco Wholesale Corp.	3,296	3,152,031
Dollar General Corp.	1,164	128,750
Dollar Tree, Inc.*	940	109,454
Kroger Co.	5,360	333,124
Sysco Corp.	3,582	271,551
Target Corp.	3,399	431,911
U.S. Foods Holding Corp.*	508	41,580
Walmart, Inc.	59,957	6,940,023
Total Consumer Staples Distribution & Retail		11,564,153
Containers & Packaging — 0.1%
Amcor PLC	2,659	103,222
International Paper Co.	1,642	54,958
Packaging Corp. of America	670	146,670
Smurfit Westrock PLC	1,534	63,124
Total Containers & Packaging		367,974
Distributors — 0.0%
Genuine Parts Co.	873	86,165
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	53,908	1,336,919
Comcast Corp., Class A	31,419	781,391
Verizon Communications, Inc.	30,319	1,449,551
Total Diversified Telecommunication Services		3,567,861
Electric Utilities — 1.1%
Alliant Energy Corp.(a)	2,015	144,294
American Electric Power Co., Inc.	3,989	505,287
Constellation Energy Corp.	2,569	739,230
Duke Energy Corp.	5,668	695,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
Edison International	2,789	$195,063
Entergy Corp.	3,027	330,094
Evergy, Inc.	1,152	94,510
Eversource Energy	2,454	167,535
Exelon Corp.	7,466	340,748
FirstEnergy Corp.	4,203	194,977
NextEra Energy, Inc.	15,430	1,342,564
NRG Energy, Inc.	568	76,157
PG&E Corp.	15,975	261,031
PPL Corp.	5,845	206,855
Southern Co.	8,196	754,442
Xcel Energy, Inc.	4,301	341,929
Total Electric Utilities		6,390,350
Electrical Equipment — 0.9%
AMETEK, Inc.	1,556	351,423
Bloom Energy Corp., Class A*	1,166	332,310
Eaton Corp. PLC	1,115	446,669
Emerson Electric Co.	4,054	583,046
GE Vernova, Inc.	1,963	1,900,812
Hubbell, Inc.	373	176,657
nVent Electric PLC	832	138,936
Rockwell Automation, Inc.	785	354,082
Vertiv Holdings Co., Class A	2,751	868,518
Total Electrical Equipment		5,152,453
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	8,813	1,311,022
CDW Corp.	876	109,894
Coherent Corp.*	769	277,970
Corning, Inc.	6,203	1,123,735
Flex Ltd.*	1,923	289,950
Jabil, Inc.	569	207,435
Keysight Technologies, Inc.*	1,227	415,131
Teledyne Technologies, Inc.*	346	214,461
Total Electronic Equipment, Instruments & Components		3,949,598
Energy Equipment & Services — 0.2%
Baker Hughes Co.	7,422	474,118
Halliburton Co.	5,985	232,517
SLB Ltd.	4,080	222,564
Total Energy Equipment & Services		929,199
Entertainment — 0.9%
Liberty Media Corp.-Liberty Formula One, Class C*	1,983	180,037
Live Nation Entertainment, Inc.*(a)	1,670	281,245
Netflix, Inc.*	37,367	3,214,309
ROBLOX Corp., Class A*	4,120	194,258
Take-Two Interactive Software, Inc.*	1,272	285,131
TKO Group Holdings, Inc.(a)	344	70,582
Walt Disney Co.	13,881	1,413,502
Total Entertainment		5,639,064
Financial Services — 3.1%
Affirm Holdings, Inc.*(a)	730	53,765
Apollo Global Management, Inc.(a)	5,869	755,399
Berkshire Hathaway, Inc., Class B*	16,518	7,837,461
Block, Inc.*	4,695	355,506
Corpay, Inc.*	509	184,156
Fidelity National Information Services, Inc.	3,690	158,633
Fiserv, Inc.*	4,413	249,599
Global Payments, Inc.	1,879	141,883
Mastercard, Inc., Class A	7,145	3,529,487
PayPal Holdings, Inc.	7,667	343,098
Rocket Cos., Inc., Class A*	5,083	73,754
Toast, Inc., Class A*	1,064	27,696
Visa, Inc., Class A	15,208	4,963,283
Total Financial Services		18,673,720
Food Products — 0.3%
Archer-Daniels-Midland Co.	3,605	287,607
Bunge Global SA	1,026	126,506
General Mills, Inc.	2,846	96,223
Hershey Co.	1,316	255,343
Kraft Heinz Co.	8,595	206,366
McCormick & Co., Inc., Non-Voting Shares	1,125	53,291
Mondelez International, Inc., Class A	10,509	642,836
Tyson Foods, Inc., Class A	2,350	143,397
Total Food Products		1,811,569
Gas Utilities — 0.0%
Atmos Energy Corp.	975	164,902
Ground Transportation — 0.6%
CSX Corp.	13,954	631,558
JB Hunt Transport Services, Inc.	744	205,664
Old Dominion Freight Line, Inc.	1,496	336,824
Uber Technologies, Inc.*	13,996	985,318
Union Pacific Corp.	4,348	1,141,959
XPO, Inc.*	299	64,061
Total Ground Transportation		3,365,384
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	12,087	1,034,647
Becton Dickinson & Co.	2,167	318,809
Boston Scientific Corp.*	9,108	440,008
Dexcom, Inc.*	2,806	206,914
Edwards Lifesciences Corp.*	4,417	381,938
GE HealthCare Technologies, Inc.	3,154	196,620
IDEXX Laboratories, Inc.*	561	316,140
Insulet Corp.*	349	50,584
Intuitive Surgical, Inc.*	2,579	1,095,147
Medtronic PLC	3,476	256,564
ResMed, Inc.	1,065	202,957
STERIS PLC	269	57,224
Stryker Corp.	2,942	897,575
Zimmer Biomet Holdings, Inc.	1,552	127,776
Total Health Care Equipment & Supplies		5,582,903
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	1,772	348,730
Cencora, Inc.	1,433	385,993
Centene Corp.*	3,968	236,493
Cigna Group	2,142	594,191
CVS Health Corp.	9,478	862,308
Elevance Health, Inc.	1,679	660,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
HCA Healthcare, Inc.	1,901	$719,605
Humana, Inc.	835	255,026
Labcorp Holdings, Inc.	635	165,138
McKesson Corp.	1,030	764,713
Quest Diagnostics, Inc.	822	160,208
Tenet Healthcare Corp.*	470	82,400
UnitedHealth Group, Inc.	6,572	2,499,397
Total Health Care Providers & Services		7,734,368
Health Care REITs — 0.2%
Ventas, Inc.(a)	2,711	228,863
Welltower, Inc.	4,027	826,864
Total Health Care REITs		1,055,727
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	1,121	195,435
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A*	4,395	585,898
Booking Holdings, Inc.	6,503	1,088,797
Carnival Corp. Ltd.	3,148	88,333
Chipotle Mexican Grill, Inc.*	10,006	318,791
Darden Restaurants, Inc.	815	166,187
DoorDash, Inc., Class A*	2,544	405,234
DraftKings, Inc., Class A*(a)	3,412	83,560
Expedia Group, Inc.	1,014	228,951
Flutter Entertainment PLC*	497	48,199
Hilton Worldwide Holdings, Inc.	2,043	669,409
Las Vegas Sands Corp.	5,777	292,143
Marriott International, Inc., Class A	2,279	855,992
McDonald's Corp.	4,954	1,383,157
Royal Caribbean Cruises Ltd.	680	193,548
Starbucks Corp.	8,876	880,144
Yum! Brands, Inc.	2,060	304,777
Total Hotels, Restaurants & Leisure		7,593,120
Household Durables — 0.2%
DR Horton, Inc.	2,338	343,896
Garmin Ltd.	534	124,913
Lennar Corp., Class A	2,091	187,730
NVR, Inc.*	22	134,306
PulteGroup, Inc.	1,720	203,270
Somnigroup International, Inc.	765	54,170
Total Household Durables		1,048,285
Household Products — 0.6%
Church & Dwight Co., Inc.	1,990	190,304
Colgate-Palmolive Co.	6,390	575,930
Kimberly-Clark Corp.	2,725	265,960
Procter & Gamble Co.	17,425	2,501,533
Total Household Products		3,533,727
Independent Power & Renewable Electricity Producers — 0.1%
Talen Energy Corp.*	256	99,021
Vistra Corp.	2,698	432,300
Total Independent Power & Renewable Electricity Producers		531,321
Industrial Conglomerates — 0.3%
3M Co.	3,968	607,620
Honeywell International, Inc.	4,877	1,160,043
Total Industrial Conglomerates		1,767,663
Industrial REITs — 0.2%
Prologis, Inc.	6,498	932,268
Insurance — 1.1%
Aflac, Inc.	4,339	487,790
Allstate Corp.	2,037	419,805
American International Group, Inc.	5,114	379,612
Aon PLC, Class A	588	185,843
Arch Capital Group Ltd.*	1,097	98,006
Arthur J Gallagher & Co.	1,645	330,826
Brown & Brown, Inc.	2,101	118,181
Chubb Ltd.	1,071	333,863
Cincinnati Financial Corp.	1,189	187,172
F&G Annuities & Life, Inc.	120	3,327
Fidelity National Financial, Inc.	1,651	78,175
Hartford Insurance Group, Inc.	2,280	289,856
Loews Corp.	1,667	172,618
Markel Group, Inc.*	96	174,297
Marsh & McLennan Cos., Inc.	3,635	581,491
MetLife, Inc.	5,561	459,839
Principal Financial Group, Inc.	1,771	183,511
Progressive Corp.	4,573	870,699
Prudential Financial, Inc.	2,590	260,658
Travelers Cos., Inc.	1,821	531,532
Willis Towers Watson PLC	250	62,418
WR Berkley Corp.	2,743	174,290
Total Insurance		6,383,809
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	91,894	34,950,964
Meta Platforms, Inc., Class A	18,783	11,880,435
Pinterest, Inc., Class A*	4,774	95,719
Reddit, Inc., Class A*	630	110,880
Total Interactive Media & Services		47,037,998
IT Services — 0.8%
Accenture PLC, Class A	1,560	291,829
Cloudflare, Inc., Class A*	2,401	580,610
Cognizant Technology Solutions Corp., Class A	2,620	146,078
CoreWeave, Inc., Class A*	1,696	185,763
Gartner, Inc.*	579	93,914
GoDaddy, Inc., Class A*	1,053	90,379
International Business Machines Corp.	6,623	1,972,329
MongoDB, Inc.*	501	168,111
Snowflake, Inc.*	2,744	701,229
Twilio, Inc., Class A*	1,336	254,695
VeriSign, Inc.	747	213,179
Total IT Services		4,698,116
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	2,128	288,408
Danaher Corp.	5,357	978,563
Illumina, Inc.*	1,041	169,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
IQVIA Holdings, Inc.*	1,361	$247,988
Medpace Holdings, Inc.*	134	59,913
Mettler-Toledo International, Inc.*	166	195,976
Thermo Fisher Scientific, Inc.	2,863	1,410,056
Waters Corp.*	726	278,472
West Pharmaceutical Services, Inc.	568	183,356
Total Life Sciences Tools & Services		3,812,373
Machinery — 1.3%
Caterpillar, Inc.	3,483	3,050,655
Cummins, Inc.	984	636,284
Deere & Co.	2,036	1,103,878
Dover Corp.	1,043	220,449
Fortive Corp.	2,660	155,131
Illinois Tool Works, Inc.	2,245	555,144
Ingersoll Rand, Inc.	2,775	198,801
Otis Worldwide Corp.	2,517	178,304
PACCAR, Inc.	3,645	402,299
Parker-Hannifin Corp.	919	776,215
Pentair PLC	332	23,519
Snap-on, Inc.	339	125,840
Westinghouse Air Brake Technologies Corp.	1,245	325,144
Xylem, Inc.	1,716	187,971
Total Machinery		7,939,634
Media — 0.1%
Charter Communications, Inc., Class A*(a)	1,183	170,411
Fox Corp., Class A	3,449	220,460
Paramount Skydance Corp., Class B(a)	6,970	73,952
Trade Desk, Inc., Class A*	3,242	69,897
Versant Media Group, Inc.	1,413	60,957
Total Media		595,677
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	9,661	634,824
Newmont Corp.	8,022	880,896
Nucor Corp.	1,872	468,000
Royal Gold, Inc.	385	86,425
Steel Dynamics, Inc.	1,246	324,147
Total Metals & Mining		2,394,292
Multi-Utilities — 0.4%
Ameren Corp.	2,043	220,583
CenterPoint Energy, Inc.	3,666	154,925
CMS Energy Corp.(a)	1,930	140,060
Consolidated Edison, Inc.	2,505	264,603
Dominion Energy, Inc.	6,696	448,230
DTE Energy Co.	1,537	219,591
NiSource, Inc.	1,227	56,712
Public Service Enterprise Group, Inc.	3,797	298,634
Sempra	4,752	423,546
WEC Energy Group, Inc.	2,292	254,527
Total Multi-Utilities		2,481,411
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	641	144,135
Chevron Corp.	15,761	2,875,752
ConocoPhillips	9,452	1,077,339
Devon Energy Corp.	8,118	361,170
Diamondback Energy, Inc.	1,357	259,838
EOG Resources, Inc.	4,176	556,995
EQT Corp.	2,972	163,252
Expand Energy Corp.	478	44,444
Exxon Mobil Corp.	33,068	4,803,458
Kinder Morgan, Inc.	15,752	489,572
Marathon Petroleum Corp.	2,757	685,859
Occidental Petroleum Corp.	6,555	371,210
ONEOK, Inc.	4,352	365,307
Phillips 66	3,279	576,711
Targa Resources Corp.	1,618	412,703
Texas Pacific Land Corp.	504	198,072
Valero Energy Corp.	2,497	611,316
Williams Cos., Inc.	8,573	612,026
Total Oil, Gas & Consumable Fuels		14,609,159
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	4,444	366,541
Southwest Airlines Co.	3,506	150,583
United Airlines Holdings, Inc.*	2,360	270,928
Total Passenger Airlines		788,052
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,055	182,792
Kenvue, Inc.	14,406	248,936
Total Personal Care Products		431,728
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	14,099	806,181
Eli Lilly & Co.	7,451	8,233,355
Johnson & Johnson	17,306	3,899,561
Merck & Co., Inc.	18,273	2,169,371
Pfizer, Inc.	41,767	1,093,460
Zoetis, Inc.	3,422	265,855
Total Pharmaceuticals		16,467,783
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,105	688,813
Broadridge Financial Solutions, Inc.	806	123,898
Equifax, Inc.	772	127,990
Jacobs Solutions, Inc.	816	97,806
Leidos Holdings, Inc.	855	109,269
Paychex, Inc.	2,771	268,732
SS&C Technologies Holdings, Inc.	1,651	111,475
TransUnion	593	42,435
Verisk Analytics, Inc.	1,093	191,264
Total Professional Services		1,761,682
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	1,966	245,829
CoStar Group, Inc.*	2,666	85,845
Zillow Group, Inc., Class C*	614	21,490
Total Real Estate Management & Development		353,164
Residential REITs — 0.1%
AvalonBay Communities, Inc.	988	180,320
Equity Residential	2,677	175,210
Essex Property Trust, Inc.	499	136,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
Invitation Homes, Inc.	4,983	$145,753
Mid-America Apartment Communities, Inc.	775	100,029
Sun Communities, Inc.	627	77,535
Total Residential REITs		814,894
Retail REITs — 0.1%
Realty Income Corp.	5,141	315,040
Simon Property Group, Inc.	2,400	491,784
Total Retail REITs		806,824
Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc.*	12,634	6,520,407
Analog Devices, Inc.	3,510	1,452,614
Applied Materials, Inc.	6,234	2,805,674
Astera Labs, Inc.*	878	301,022
Broadcom, Inc.	33,581	15,002,983
Credo Technology Group Holding Ltd.*	869	205,110
First Solar, Inc.*	721	221,196
Intel Corp.*	34,382	3,942,928
KLA Corp.	972	1,867,902
Lam Research Corp.	9,485	3,017,937
Marvell Technology, Inc.	6,848	1,403,840
Microchip Technology, Inc.	3,257	308,275
Micron Technology, Inc.	8,215	7,976,765
Monolithic Power Systems, Inc.	338	529,379
NVIDIA Corp.	189,510	40,013,141
ON Semiconductor Corp.*(a)	2,885	347,989
Qnity Electronics, Inc.	1,542	240,552
Qualcomm, Inc.	7,847	1,969,754
Teradyne, Inc.	1,046	391,528
Texas Instruments, Inc.	6,229	1,904,081
Total Semiconductors & Semiconductor Equipment		90,423,077
Software — 7.7%
Adobe, Inc.*	3,258	844,506
AppLovin Corp., Class A*	2,725	1,670,670
Atlassian Corp., Class A*	1,674	180,139
Autodesk, Inc.*	1,586	366,858
Cadence Design Systems, Inc.*	1,949	730,739
Circle Internet Group, Inc.*	1,099	124,187
Crowdstrike Holdings, Inc., Class A*	1,850	1,352,350
Datadog, Inc., Class A*	2,611	645,831
Fair Isaac Corp.*	187	233,860
Fortinet, Inc.*	5,561	767,251
Gen Digital, Inc.	4,117	106,178
Guidewire Software, Inc.*	188	28,702
HubSpot, Inc.*	368	81,192
Intuit, Inc.	1,768	586,145
Microsoft Corp.	56,209	25,307,540
Oracle Corp.	18,755	4,234,504
Palantir Technologies, Inc., Class A*	17,050	2,669,007
Palo Alto Networks, Inc.*	4,813	1,355,774
PTC, Inc.*	875	121,389
Roper Technologies, Inc.	859	279,630
Salesforce, Inc.	6,622	1,265,464
ServiceNow, Inc.*	7,683	955,535
Strategy, Inc.*(a)	554	88,136
Synopsys, Inc.*	1,323	629,245
Trimble, Inc.*	463	26,118
Tyler Technologies, Inc.*	342	107,097
Unity Software, Inc.*	2,146	65,389
Workday, Inc., Class A*	1,353	197,795
Zoom Communications, Inc., Class A*	2,224	225,936
Zscaler, Inc.*(a)	1,080	150,908
Total Software		45,398,075
Specialized REITs — 0.6%
American Tower Corp.	3,447	644,451
Crown Castle, Inc.	3,131	286,486
Digital Realty Trust, Inc.	2,187	415,530
Equinix, Inc.	701	748,696
Extra Space Storage, Inc.	1,532	221,083
Iron Mountain, Inc.	2,106	270,095
Public Storage	1,248	379,005
SBA Communications Corp.	799	162,325
VICI Properties, Inc.	7,329	206,824
Weyerhaeuser Co.	5,405	132,477
Total Specialized REITs		3,466,972
Specialty Retail — 1.1%
AutoZone, Inc.*	126	369,834
Best Buy Co., Inc.	1,579	123,083
Burlington Stores, Inc.*	151	48,898
Carvana Co.*	1,755	128,115
Home Depot, Inc.	7,147	2,266,600
Lowe's Cos., Inc.	4,014	860,441
O'Reilly Automotive, Inc.*	6,644	577,231
Ross Stores, Inc.	2,513	582,337
TJX Cos., Inc.	8,291	1,283,032
Tractor Supply Co.	1,985	62,587
Ulta Beauty, Inc.*	295	150,111
Williams-Sonoma, Inc.	874	177,920
Total Specialty Retail		6,630,189
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	115,018	35,892,517
Dell Technologies, Inc., Class C	5,662	2,383,192
Everpure, Inc., Class A*	930	73,944
Hewlett Packard Enterprise Co.	9,458	407,072
HP, Inc.	7,654	206,964
IonQ, Inc.*(a)	1,742	125,546
NetApp, Inc.	1,647	287,056
Sandisk Corp.*	727	1,232,251
Seagate Technology Holdings PLC	552	485,650
Super Micro Computer, Inc.*	3,836	176,801
Western Digital Corp.	2,299	1,221,252
Total Technology Hardware, Storage & Peripherals		42,492,245
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.*	284	37,255
NIKE, Inc., Class B	10,680	493,736
Tapestry, Inc.	1,054	153,315
Total Textiles, Apparel & Luxury Goods		684,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

Investments	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	13,226	$920,265
Philip Morris International, Inc.	12,281	2,178,404
Total Tobacco		3,098,669
Trading Companies & Distributors — 0.3%
Fastenal Co.	7,808	345,114
Ferguson Enterprises, Inc.	521	117,730
United Rentals, Inc.	513	510,779
WW Grainger, Inc.	360	444,326
Total Trading Companies & Distributors		1,417,949
Water Utilities — 0.0%
American Water Works Co., Inc.	1,294	159,511
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	8,658	1,623,635
Total United States		505,923,366
TOTAL COMMON STOCKS (COST: $412,159,299)		506,964,553
MUTUAL FUND — 1.1%
United States — 1.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $6,388,336)	6,388,336	6,388,336
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(b)
(Cost: $165,903)	165,903	165,903
TOTAL INVESTMENTS IN SECURITIES — 86.8% (Cost: $418,713,538)		513,518,792
Other Assets less Liabilities — 13.2%		78,070,434
NET ASSETS — 100.0%		$591,589,226

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,163,584 and the total market value of the collateral held by the Fund was $3,237,272. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,071,369.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	1,144	8/27/26	$525,439,200	$4,349,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)
May 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$506,964,553	$–	$–	$506,964,553
Mutual Fund	–	6,388,336	–	6,388,336
Investment of Cash Collateral for Securities Loaned	–	165,903	–	165,903
Total Investments in Securities	$506,964,553	$6,554,239	$–	$513,518,792
Financial Derivative Instruments
Futures Contracts[1]	$4,349,705	$–	$–	$4,349,705
Total - Net	$511,314,258	$6,554,239	$–	$517,868,497

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)
May 31, 2026

Investments	Shares	Value
COMMON STOCKS — 88.0%
Australia — 15.2%
Alkane Resources Ltd.*	189,583	$201,879
Anglogold Ashanti PLC	118,989	11,522,895
Catalyst Metals Ltd.*	40,211	150,446
Evolution Mining Ltd.	655,934	5,729,407
Genesis Minerals Ltd.*	63,825	269,104
Greatland Resources Ltd.*	108,597	1,066,550
Northern Star Resources Ltd.	399,801	5,410,825
OceanaGold Corp.	76,515	2,312,863
Ora Banda Mining Ltd.*	243,960	239,598
Perseus Mining Ltd.	452,447	1,683,019
Ramelius Resources Ltd.	294,969	683,381
Regis Resources Ltd.	277,196	1,220,588
Resolute Mining Ltd.*	291,544	269,549
St. Barbara Ltd.*	213,518	88,335
Vault Minerals Ltd.	161,057	486,698
Westgold Resources Ltd.	152,202	561,783
Total Australia		31,896,920
Brazil — 3.8%
Wheaton Precious Metals Corp.	59,857	7,937,038
Burkina Faso — 1.4%
IAMGOLD Corp.*	165,546	2,959,963
Canada — 38.3%
Agnico Eagle Mines Ltd.	79,846	14,623,795
Alamos Gold, Inc., Class A	138,316	5,643,293
Artemis Gold, Inc.*	37,382	895,507
B2Gold Corp.	365,863	1,741,508
Barrick Mining Corp.	355,620	15,131,631
Centerra Gold, Inc.	72,855	1,287,279
DPM Metals, Inc.	67,197	2,258,518
Equinox Gold Corp.	95,302	1,290,389
Fortuna Mining Corp.*	56,702	569,263
Franco-Nevada Corp.	31,247	7,244,051
G Mining Ventures Corp.*	37,355	1,170,369
GoGold Resources, Inc.*	96,672	243,513
Integra Resources Corp.*	2,090	5,538
K92 Mining, Inc.*	78,223	1,463,895
Kinross Gold Corp.	352,654	10,643,098
Lundin Gold, Inc.	28,479	1,903,010
OR Royalties, Inc.	53,919	1,995,542
Orezone Gold Corp.*(a)	95,243	174,231
Pan American Silver Corp.	127,073	7,241,890
SSR Mining, Inc.*	73,759	2,302,756
Torex Gold Resources, Inc.	30,418	1,395,976
Wesdome Gold Mines Ltd.*	48,863	992,122
Total Canada		80,217,174
China — 2.1%
Shandong Gold Mining Co. Ltd., Class A	102,100	435,946
Zhaojin Mining Industry Co. Ltd., Class H	467,000	1,284,676
Zijin Mining Group Co. Ltd., Class A	589,800	2,655,275
Total China		4,375,897
Colombia — 0.3%
Aris Mining Corp.*	33,370	605,120
Ivory Coast — 1.9%
Endeavour Mining PLC	65,007	4,076,770
Kazakhstan — 0.0%
Solidcore Resources PLC*	4,821	43,871
Mexico — 1.4%
Fresnillo PLC	65,686	2,909,473
Peru — 1.4%
Cia de Minas Buenaventura SAA, ADR	79,469	2,931,611
Russia — 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa — 5.9%
Gold Fields Ltd., ADR	221,734	8,838,317
Harmony Gold Mining Co. Ltd., ADR	186,940	3,415,394
Total South Africa		12,253,711
Turkey — 1.0%
Eldorado Gold Corp.	63,233	2,139,172
United States — 15.3%
Coeur Mining, Inc.	208,683	4,031,756
Newmont Corp.	208,143	22,856,183
Royal Gold, Inc.	22,588	5,070,554
Total United States		31,958,493
TOTAL COMMON STOCKS
(Cost: $153,652,059)		184,305,213
MUTUAL FUND — 1.1%
United States — 1.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $2,372,828)	2,372,828	2,372,828
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(b)
(Cost: $1,114)	1,114	1,114
TOTAL INVESTMENTS IN SECURITIES — 89.1% (Cost: $156,026,001)		186,679,155
Other Assets less Liabilities — 10.9%		22,857,508
NET ASSETS — 100.0%		$209,536,663

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,070 and the total market value of the collateral held by the Fund was $1,114.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)
 May 31, 2026

ABBREVIATIONS:
ADR	American Depositary Receipt

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
HKD	Hong Kong dollar
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	400	8/27/26	$183,720,000	$1,520,184

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	6/1/2026	185,816	USD	260,670	AUD	$-	$(1,736)
Morgan Stanley & Co. International	6/1/2026	21,316	USD	167,000	HKD	7	-
						$7	$(1,736)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)
May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$-	$-	$0	*	$0
Other	184,305,213	-	-		184,305,213
Mutual Fund	-	2,372,828	-		2,372,828
Investment of Cash Collateral for Securities Loaned	-	1,114	-		1,114
Total Investments in Securities	$184,305,213	$2,373,942	$0		$186,679,155
Financial Derivative Instruments
Foreign Currency Contracts[1]	$-	$7	$-		$7
Futures Contracts[1]	1,520,184	-	-		1,520,184
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$-	$(1,736)	$-		$(1,736)
Total - Net	$185,825,397	$2,372,213	$0		$188,197,610

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG) (consolidated)
May 31, 2026

Investments	Shares	Value
COMMON STOCKS — 86.9%
Australia — 16.4%
Arafura Rare Earths, Ltd.*	272,168	$51,894
Australian Strategic Materials, Ltd.*	18,131	18,916
Brazilian Rare Earths, Ltd.*	7,965	37,881
Chalice Mining, Ltd.*	21,258	22,101
Elevra Lithium, Ltd.*	3,163	29,335
EQ Resources, Ltd.*	309,603	51,235
Glencore PLC*	15,715	120,277
IGO Ltd.*	5,095	35,119
Iluka Resources Ltd.	35,442	201,454
IperionX, Ltd.*	1,555	64,315
Larvotto Resources, Ltd.*	41,429	37,260
Liontown, Ltd.*	32,733	56,994
Lynas Rare Earths, Ltd.*	18,810	259,713
Metals X, Ltd.*	24,857	28,258
Meteoric Resources NL*	178,328	23,095
Pilbara Minerals Ltd.*	22,447	104,333
Sandfire Resources, Ltd.*	2,655	37,499
South32 Ltd.	17,273	59,778
Vulcan Energy Resources, Ltd.*	10,267	29,475
WA1 Resources, Ltd.*	3,582	34,406
Total Australia		1,303,338
Austria — 0.9%
Critical Metals Corp.*	6,004	67,245
Brazil — 2.6%
ERO Copper Corp.*	759	23,104
Nexa Resources SA	2,410	36,487
Sigma Lithium Corp.*	1,722	28,878
Wheaton Precious Metals Corp.	855	113,373
Total Brazil		201,842
Canada — 14.3%
5N Plus, Inc.*	5,884	182,557
Almonty Industries, Inc.*	6,602	129,795
Alphamin Resources Corp.	27,483	26,734
Capstone Copper Corp.*	4,293	46,777
Endeavour Silver Corp.*	2,577	25,693
First Majestic Silver Corp.	2,189	46,144
Fortuna Mining Corp.*	2,535	25,502
Hudbay Minerals, Inc.	1,848	53,888
Lithium Americas Corp.*	5,609	29,223
Lithium Argentina AG*	2,894	30,098
Neo Performance Materials, Inc.	4,407	99,590
NGEx Minerals, Ltd.*	1,555	32,510
Nouveau Monde Graphite, Inc.*	15,661	30,539
PMET Resources, Inc.*	5,286	27,168
SSR Mining, Inc.*	1,160	36,215
Standard Lithium, Ltd.*	5,896	23,702
Taseko Mines, Ltd.*	3,163	23,469
Teck Resources, Ltd.	1,202	79,524
TMC the metals Co., Inc.*	14,913	90,224
Trilogy Metals, Inc.*	10,793	49,972
Ucore Rare Metals, Inc.*	11,553	46,797
Total Canada		1,136,121
Chile — 3.4%
Antofagasta PLC	1,931	106,666
Lundin Mining Corp.	2,607	77,933
Sociedad Quimica y Minera de Chile SA, ADR	987	84,754
Total Chile		269,353
China — 0.3%
Silvercorp Metals, Inc.	1,615	20,462
Democratic Republic of the Congo — 0.7%
Ivanhoe Mines, Ltd.*	5,812	51,515
France — 0.4%
Eramet SA	496	31,776
Germany — 0.6%
Aurubis AG	191	48,188
Indonesia — 0.6%
Nickel Industries Ltd.*	62,562	47,714
Japan — 5.1%
Furukawa Electric Co. Ltd.	236	77,179
JX Advanced Metals Corp.	2,377	58,667
Marubeni Corp.	2,967	96,844
Mitsubishi Materials Corp.	1,058	34,248
Mitsui Kinzoku Co. Ltd.	170	55,136
Sumitomo Metal Mining Co. Ltd.	1,051	60,034
UACJ Corp.	1,202	25,068
Total Japan		407,176
Mexico — 6.0%
Fresnillo PLC	1,854	82,120
Grupo Mexico SAB de CV, Series B	11,409	141,611
Industrias Penoles SAB de CV	1,214	70,590
Southern Copper Corp.	961	183,746
Total Mexico		478,067
Morocco — 0.3%
Aya Gold & Silver, Inc.*	1,112	23,426
Netherlands — 0.4%
AMG Critical Materials NV	682	33,522
Norway — 0.8%
Norsk Hydro ASA	4,856	59,522
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	1,172	43,235
Poland — 0.8%
KGHM Polska Miedz SA*	676	65,243
South Africa — 4.0%
African Rainbow Minerals Ltd.	1,471	19,188
Anglo American PLC	1,955	105,094
Impala Platinum Holdings Ltd.	3,450	49,388
Northam Platinum Holdings Ltd.	1,973	38,447
Sibanye Stillwater, Ltd.	3,432	40,944
Valterra Platinum Ltd.	801	66,770
Total South Africa		319,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG) (consolidated)
May 31, 2026

Investments	Shares	Value
South Korea — 1.5%
CosmoAM&T Co. Ltd.*	710	$24,593
Ecopro BM Co. Ltd.	326	46,942
Korea Zinc Co. Ltd.	55	50,110
Total South Korea		121,645
Spain — 0.4%
Befesa SA(a)	783	33,808
Sweden — 0.8%
Boliden AB	1,023	63,796
United States — 25.0%
Albemarle Corp.	640	112,909
Alcoa Corp.	849	65,916
American Battery Technology Co.*	9,723	35,100
ATI, Inc.*	1,567	274,476
Carpenter Technology Corp.	132	61,905
Century Aluminum Co.*	484	31,930
Coeur Mining, Inc.	3,438	66,422
Constellium SE*	771	26,414
Energy Fuels, Inc.*	10,859	197,851
Freeport-McMoRan, Inc.	2,248	147,716
Hecla Mining Co.	2,715	48,246
Materion Corp.	1,029	226,421
MP Materials Corp.*	3,115	201,541
NioCorp Developments, Ltd.*	16,552	95,505
Perpetua Resources Corp.*	3,875	104,896
Ramaco Resources, Inc., Class A*	3,971	61,987
REalloys, Inc.*	2,236	20,482
United States Antimony Corp.*	5,657	50,800
USA Rare Earth, Inc.*	5,334	149,405
Total United States		1,979,922
Zambia — 1.1%
First Quantum Minerals, Ltd.*	2,733	84,199
TOTAL COMMON STOCKS
(Cost: $6,963,606)		6,890,946
MUTUAL FUND — 4.3%
United States — 4.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $341,199)	341,199	341,199
TOTAL INVESTMENTS IN SECURITIES — 91.2% (Cost: $7,304,805)		7,232,145
Other Assets less Liabilities — 8.8%		697,321
NET ASSETS — 100.0%		$7,929,466

*	Non-income producing security.

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG) (consolidated)
May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	16	7/13/26	$1,479,992	$38,900
Copper	2	7/13/26	681,662	(15,482)
Copper	4	7/29/26	638,900	4,523
Lead	14	7/13/26	703,433	8,996
Nickel	6	7/13/26	683,345	(10,513)
Platinum	6	7/29/26	578,850	(51,511)
Silver	2	7/29/26	758,750	(100,737)
Tin	3	7/13/26	830,400	24,809
Zinc	8	7/13/26	707,634	13,061
			$7,062,966	$(87,954)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,890,946	$–	$–	$6,890,946
Mutual Fund	–	341,199	–	341,199
Total Investments in Securities	$6,890,946	$341,199	$–	$7,232,145
Financial Derivative Instruments
Futures Contracts[1]	$90,289	$–	$–	$90,289
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(178,243)	$–	$–	$(178,243)
Total - Net	$6,802,992	$341,199	$–	$7,144,191

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 76.0%
U.S. Treasury Bill — 76.0%
3.68%, 8/6/26*
(Cost: $214,571,631)	$216,000,000	$214,568,737
	Shares
EXCHANGE-TRADED FUNDS — 9.8%
United States — 9.8%
WisdomTree Bitcoin Fund^(a)	184,637	14,324,138
WisdomTree Floating Rate Treasury Fund(a)	261,311	13,151,783
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $27,956,244)		27,475,921
MUTUAL FUND — 4.8%
United States — 4.8%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $13,518,484)	13,518,484	13,518,484
TOTAL INVESTMENTS IN SECURITIES — 90.6% (Cost: $256,046,359)		255,563,142
Other Assets less Liabilities — 9.4%		26,632,210
NET ASSETS — 100.0%		$282,195,352

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026		Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$9,207,196	$9,235,471	$819,877	$(92,847)	$(3,205,805)	$14,324,138		$—	$—
WisdomTree Floating Rate Treasury Fund	6,423,994	6,733,276	—	—	(5,487)	13,151,783		269,817	—
WisdomTree Treasury Money Market Digital Fund	—	41,100,000	41,100,000	—	—	–	^	—	7,691
Total	$15,631,190	$57,068,747	$41,919,877	$(92,847)	$(3,211,292)	$27,475,921		$269,817	$7,691

^	As of May 31, 2026, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	17	12/15/26	$(1,517,887)	$(324,505)
Copper	1	12/15/26	(340,775)	(32,666)
Nickel	1	12/15/26	(115,498)	(20,248)
			$(1,974,160)	$(377,419)
Long Exposure
Aluminum	230	12/15/26	$20,536,125	$4,561,066
Brent Crude	203	6/30/26	18,497,360	5,118,343
Cocoa	144	12/15/26	5,905,440	1,175,523
Coffee “C”	29	9/18/26	2,813,363	(117,345)
Copper	83	12/15/26	28,284,325	4,687,796
Corn	441	12/14/26	10,473,750	(323,060)
Gasoline RBOB	135	4/30/27	14,645,043	1,443,370
Gold 100 Ounce	73	8/27/26	33,528,900	(4,364,755)
HRW Wheat	59	12/14/26	1,997,150	(51,380)
Lean Hogs	103	12/16/26	3,220,810	(176,521)
Low Sulphur Gasoil	180	7/10/26	18,022,500	(969,525)
Natural Gas	80	11/25/26	3,300,800	(432,982)
Nickel	38	12/15/26	4,388,909	651,627
NY Harbor ULSD	99	11/30/26	13,362,149	3,911,611
Palladium	24	9/28/26	3,316,560	(399,034)
Platinum	110	7/29/26	10,612,250	(1,278,215)
Silver	44	9/28/26	16,817,680	706,466
Soybean Oil	160	12/14/26	6,954,240	306,203
Soybeans	169	11/13/26	10,055,500	136,353
Tin	32	12/15/26	8,893,920	1,668,915
Wheat	296	12/14/26	9,516,400	(91,352)
White Sugar	307	9/15/26	6,666,505	(8,294)
WTI Crude Oil	200	12/21/26	15,428,000	3,236,772
Zinc	31	12/15/26	2,733,316	152,245
			$269,970,995	$19,543,827
Total - Net			$267,996,835	$19,166,408

ABBREVIATIONS:

RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$214,568,737	$–	$214,568,737
Exchange-Traded Funds	27,475,921	–	–	27,475,921
Mutual Fund	–	13,518,484	–	13,518,484
Total Investments in Securities	$27,475,921	$228,087,221	$–	$255,563,142
Financial Derivative Instruments
Futures Contracts[1]	$27,756,290	$–	$–	$27,756,290
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(8,589,882)	$–	$–	$(8,589,882)
Total - Net	$46,642,329	$228,087,221	$–	$274,729,550

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Premium Income Fund (WTPI)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 95.4%
U.S. Treasury Bills — 95.4%
3.64%, 8/6/26*^	$231,000,000	$229,469,343
3.73%, 11/5/26*	231,000,000	227,321,879
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $456,843,848)		456,791,222
	Shares
EXCHANGE-TRADED FUND — 4.5%
United States — 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $21,511,684)	427,271	21,504,549
MUTUAL FUND — 1.2%
United States — 1.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b) (Cost: $5,869,389)	5,869,389	5,869,389
TOTAL INVESTMENTS IN SECURITIES — 101.1% (Cost: $484,224,921)		484,165,160
Other Liabilities less Assets — (1.1)%		(5,331,813)
NET ASSETS — 100.0%		$478,833,347

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	All or a portion of this security is held by the broker as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $126,158,470 as of May 31, 2026.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$12,901,849	$8,598,725	$—	$—	$3,975	$21,504,549	$461,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Premium Income Fund (WTPI)

May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
State Street SPDR S&P 500 ETF Trust*^	(3,309)	$(245,527,800)	$742	6/18/2026	$(5,094,481)	$3,677,666	$(1,416,815)
State Street SPDR S&P 500 ETF Trust*^	(3,241)	(248,908,800)	768	7/2/2026	(5,456,223)	(8,103)	(5,464,326)
					$(10,550,704)	$3,669,563	$(6,881,141)

^	FLexible EXchange® Options (“FLEX Options”).
*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$456,791,222	$–	$456,791,222
Exchange-Traded Fund	21,504,549	–	–	21,504,549
Mutual Fund	–	5,869,389	–	5,869,389
Total Investments in Securities	$21,504,549	$462,660,611	$–	$484,165,160
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(6,881,141)	$–	$(6,881,141)
Total - Net	$21,504,549	$455,779,470	$–	$477,284,019

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)
May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 80.3%
U.S. Treasury Bill — 80.3%
3.68%, 8/6/26*
(Cost: $188,743,682)	$190,000,000	$188,741,018
	Shares
EXCHANGE-TRADED FUNDS — 7.1%
United States — 7.1%
WisdomTree Bitcoin Fund^(a)	82,214	6,378,162
WisdomTree Floating Rate Treasury Fund(a)	205,412	10,338,386
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $16,846,379)		16,716,548
MUTUAL FUND — 6.7%
United States — 6.7%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $15,685,254)	15,685,254	15,685,254
TOTAL INVESTMENTS IN SECURITIES — 94.1% (Cost: $221,275,315)		221,142,820
Other Assets less Liabilities — 5.9%		13,985,738
NET ASSETS — 100.0%		$235,128,558

*	Interest rate shown reflects the yield to maturity at the time of purchase.

^	Non-income producing security.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026		Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$4,594,027	$9,757,864	$7,751,682	$509,083	$(731,130)	$6,378,162		$—	$—
WisdomTree Floating Rate Treasury Fund	7,341,183	2,994,185	—	—	3,018	10,338,386		251,011	—
WisdomTree Treasury Money Market Digital Fund	—	86,900,000	86,900,000	—	—	–	^	—	10,649
Total	$11,935,210	$99,652,049	$94,651,682	$509,083	$(728,112)	$16,716,548		$251,011	$10,649

^	As of May 31, 2026, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)
 May 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	106	9/21/26	$(11,641,781)	$17,923
Lead	104	6/16/26	(5,208,450)	(68,885)
Lean Hogs	124	7/17/26	(4,935,200)	198,894
U.S. Treasury Long Bond	104	9/21/26	(11,670,750)	(54,386)
			$(33,456,181)	$93,546
Long Exposure
Aluminum	58	6/16/26	$5,392,028	$132,118
Brent Crude	26	6/30/26	2,369,120	42,351
Cattle Feeder	27	8/28/26	4,703,737	(322,547)
Corn	209	7/14/26	4,668,538	(345,744)
Dollar Index	236	6/15/26	23,329,072	(198,887)
E-Mini Russell 2000 Index	132	6/18/26	19,300,380	1,529,526
Euro Stoxx 50 Index	277	6/19/26	19,601,580 ^	726,376
Gasoline RBOB	25	4/30/27	2,712,045	268,083
Gold 100 Ounce	11	8/27/26	5,052,300	(11,149)
HRW Wheat	145	7/14/26	4,710,687	165,554
Live Cattle	50	8/31/26	4,781,000	(185,430)
Low Sulphur Gasoil	22	6/11/26	2,220,900	(396,055)
Natural Gas	160	6/26/26	5,264,000	347,840
Nickel	43	6/16/26	4,879,851	(158,757)
Nikkei 225 Index	48	9/11/26	20,072,618 ^	1,335,740
S&P 500 E-Mini Index	51	6/18/26	19,369,162	774,067
S&P/TSX 60 Index	65	6/19/26	19,090,196 ^	584,677
Silver	13	7/29/26	4,931,875	161,615
Wheat	157	7/14/26	4,792,425	18,322
WTI Crude Oil	35	12/21/26	2,699,900	81,034
Zinc	61	6/16/26	5,382,259	227,381
			$185,323,673	$4,776,115
Total - Net			$151,867,492	$4,869,661

^	Notional value has been converted to USD using the relevant foreign exchange rate as of May 31, 2026.

ABBREVIATIONS:

RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)
May 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$188,741,018	$–	$188,741,018
Exchange-Traded Funds	16,716,548	–	–	16,716,548
Mutual Fund	–	15,685,254	–	15,685,254
Total Investments in Securities	$16,716,548	$204,426,272	$–	$221,142,820
Financial Derivative Instruments
Futures Contracts[1]	$6,611,501	$–	$–	$6,611,501
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,741,840)	$–	$–	$(1,741,840)
Total - Net	$21,586,209	$204,426,272	$–	$226,012,481

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Private Credit and Alternative Income Fund (HYIN)
May 31, 2026

Investments	Shares	Value
COMMON STOCKS — 73.8%
United States — 73.8%
Capital Markets — 25.3%
Ares Capital Corp.(a)	89,632	$1,702,112
Blue Owl Capital Corp.(a)	143,829	1,619,514
Blue Owl Technology Finance Corp.	132,888	1,476,386
FS KKR Capital Corp.(a)	156,529	1,701,470
Golub Capital BDC, Inc.(a)	129,485	1,704,023
Hercules Capital, Inc.	112,987	1,745,649
Main Street Capital Corp.	29,784	1,525,239
Sixth Street Specialty Lending, Inc.(a)	89,985	1,550,441
Total Capital Markets		13,024,834
Mortgage Real Estate Investment Trusts (REITs) — 48.5%
AGNC Investment Corp.	163,518	1,702,222
Annaly Capital Management, Inc.	77,144	1,685,596
Apollo Commercial Real Estate Finance, Inc.	156,913	1,719,767
Arbor Realty Trust, Inc.	214,271	1,232,058
ARMOUR Residential REIT, Inc.	103,238	1,770,532
Blackstone Mortgage Trust, Inc., Class A	87,241	1,594,766
BrightSpire Capital, Inc.(a)	294,326	1,698,261
Chimera Investment Corp.	128,344	1,748,045
Dynex Capital, Inc.	131,738	1,724,450
Ellington Financial, Inc.	141,323	1,917,753
Franklin BSP Realty Trust, Inc.	185,373	1,607,184
Ladder Capital Corp.	164,475	1,680,935
MFA Financial, Inc.	168,072	1,613,491
Rithm Capital Corp.	180,851	1,685,531
Starwood Property Trust, Inc.	94,146	1,608,014
Total Mortgage Real Estate Investment Trusts (REITs)		24,988,605
TOTAL COMMON STOCKS (COST: $42,063,115)		38,013,439
CLOSED-END FUNDS — 26.0%
United States — 26.0%
BlackRock Corporate High Yield Fund, Inc.	192,338	1,657,953
Blackstone Secured Lending Fund(a)	66,552	1,579,279
Eaton Vance Limited Duration Income Fund(a)	176,744	1,657,859
Guggenheim Strategic Opportunities Fund(a)	149,868	1,678,522
Nuveen Floating Rate Income Fund	220,667	1,683,689
Oxford Lane Capital Corp.(a)	186,631	1,862,577
PIMCO Corporate & Income Opportunity Fund	137,586	1,634,522
PIMCO Dynamic Income Fund	96,629	1,620,468
TOTAL CLOSED-END FUNDS (COST: $16,114,909)		13,374,869
MUTUAL FUND — 0.0%
United States — 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(b)
(Cost: $25,456)	25,456	25,456
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 12.5%
United States — 12.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.58%(b)	1,725,051	1,725,051
WisdomTree Treasury Money Market Digital Fund(b)(c)	4,700,000	4,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $6,425,051)		6,425,051
TOTAL INVESTMENTS IN SECURITIES — 112.3% (Cost: $64,628,531)		57,838,815
Other Liabilities less Assets — (12.3)%		(6,334,563)
NET ASSETS — 100.0%		$51,504,252

(a)	Security, or portion thereof, was on loan at May 31, 2026. At May 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,644,557 and the total market value of the collateral held by the Fund was $9,845,631. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,420,580.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2026.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Private Credit and Alternative Income Fund (HYIN)
May 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$-	$49,200,000	$44,500,000	$-	$-	$4,700,000	$31,103

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$38,013,439	$-	$-	$38,013,439
Closed-End Funds	13,374,869	-	-	13,374,869
Mutual Fund	-	25,456	-	25,456
Investment of Cash Collateral for Securities Loaned	-	6,425,051	-	6,425,051
Total Investments in Securities	$51,388,308	$6,450,507	$-	$57,838,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

May 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 78.0%
U.S. Treasury Bill — 78.0%
3.68%, 8/6/26*
(Cost: $54,238,957)	$54,600,000	$54,238,209
	Shares
MUTUAL FUND — 0.8%
United States — 0.8%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.51%(a)
(Cost: $526,062)	526,062	526,062
PURCHASED OPTIONS (EXCHANGE-TRADED) — 25.4%
Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation	Value
iShares MSCI EAFE ETF^	1,326	$11,271,000	$85	1/15/27	$2,380,461	$473,754	$2,854,215
iShares MSCI Emerging Markets ETF^	1,131	5,541,900	49	1/15/27	1,313,658	1,101,027	2,414,685
iShares Russell 2000 ETF^	502	11,295,000	225	1/15/27	2,635,029	982,132	3,617,161
State Street SPDR S&P 500 ETF Trust^	474	27,966,000	590	1/15/27	6,346,274	2,399,263	8,745,537
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED)
(Cost: $12,675,422)	17,631,598
TOTAL INVESTMENTS IN SECURITIES — 104.2% (Cost: $67,440,441)	72,395,869
Other Liabilities less Assets — (4.2)%	(2,925,729)
NET ASSETS — 100.0%	$69,470,140

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2026.
(b)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)
Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Depreciation	Value
iShares MSCI EAFE ETF*	(1,326)	$(15,249,000)	$115	1/15/27	$(139,728)	$(79,725)	$(219,453)
iShares MSCI Emerging Markets ETF*	(1,131)	(7,917,000)	70	1/15/27	(112,462)	(583,103)	(695,565)
iShares Russell 2000 ETF*	(502)	(15,311,000)	305	1/15/27	(462,943)	(335,990)	(798,933)
State Street SPDR S&P 500 ETF Trust*	(474)	(37,920,000)	800	1/15/27	(473,538)	(699,849)	(1,173,387)
					$(1,188,671)	$(1,698,667)	$(2,887,338)

*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

May 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$5,900,000	$5,900,000	$—	$—	$ – ^	$507

^	As of May 31, 2026, the Fund did not hold a position in the affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$54,238,209	$–	$54,238,209
Mutual Fund	–	526,062	–	526,062
Purchased Options	–	17,631,598	–	17,631,598
Total Investments in Securities	$–	$72,395,869	$–	$72,395,869
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(2,887,338)	$–	$(2,887,338)
Total - Net	$–	$69,508,531	$–	$69,508,531

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts (excluding FLexible EXchange® Options (“FLEX Options”)) generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. FLEX Options are valued using a model-based price provided by an independent pricing service provider as of the official close of the primary exchange on which the FLEX Options trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Financial Statements (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Financial Statements (unaudited) (concluded)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.